UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Rhee
                     Jackson National Asset Management,LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: June 30, 2004



Item 1. Report to Shareholders

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC (collectively, JNL Variable Funds LLC) for the six-month period ending June 30, 2004.

The Dow Jones, S&P 500 and NASDAQ all experienced an upturn starting in late March of 2003 and continuing during the initial start of 2004, until subsequently drifting lower. Fear of terrorism, higher energy prices, higher interest rates and weak job data, among other concerns, have contributed to recent weak market performance.

Equity market indicators for the six-month period ending June 30, 2004, showed the Dow Jones up less than 1%; the S&P 500 up just under 3.5%; the EAFE Index (a proxy for International Stock Markets) up over 4.5%, and the NASDAQ up just under 2.5%. Small cap stocks outpaced large caps during the first half of the year. In addition, the industrial and energy sectors posted strong returns.

Fixed income market indicators for the six-month period ending June 30, 2004, showed the Lehman Brothers Aggregate Bond Index nearly flat, with a gain of only 0.15% and the Lehman Brothers High Yield Index up just over 1.3%.

Some market pundits view the U.S. equity market as being fairly valued and experiencing moderately paced growth. Stock prices have generally followed earnings. If earnings growth continues, we expect to see stock valuation move upward accordingly. As anticipated, the Federal Reserve Board raised the federal funds rate to 1.25% in late June of this year and the markets anticipate further rate hikes this year in an effort to moderate growth. The current interest rate environment in the U.S. is still historically low as we start to move off from some of the lowest rates in more then 40 years. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Funds LLC


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
JNL SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2004

JNL/AIM LARGE CAP GROWTH FUND
Common Stocks - 98.3%
Aerospace & Defense - 2.2%
         Boeing Co.                                                    24           $   1,226
         Rockwell Collins Inc.                                         26               863
         United Technologies Corp.                                     11               961
                                                                                        3,050
Apparel - 3.0%
         Coach Inc. (b)                                                62               2,806
         NIKE Inc.                                                     22               1,659
                                                                                        4,465
Beverages - 3.6%
         Coca-Cola Enterprises Inc.                                    47               1,354
         Pepsi Bottling Group Inc.                                     49               1,481
         PepsiCo Inc.                                                  47               2,554
                                                                                        5,389
Biotechnology - 1.7%
         Genentech Inc. (b)                                            45               2,518

Building Materials - 1.3%
         American Standard Cos. Inc. (b)                               25               1,008
         Masco Corp.                                                   32               982
                                                                                        1,990
Commercial Services - 7.5%
         Accenture Ltd. (b)                                            73               2,012
         Apollo Group Inc. (b) (l)                                     50               4,450
         Cendant Corp.                                                 190              4,643
                                                                                        11,105
Computers - 2.7%
         Dell Inc. (b)                                                 88               3,163
         Lexmark International Inc. (b)                                9                859
                                                                                        4,022
Cosmetics & Personal Care - 6.7%
         Avon Products Inc.                                            38               1,749
         Estee Lauder Cos. Inc.                                        36               1,761
         Gillette Co.                                                  100              4,227
         Procter & Gamble Co.                                          40               2,178
                                                                                        9,915
Diversified Financial Services - 2.6%
         American Express Co.                                          17               848
         Citigroup Inc.                                                26               1,204
         Countrywide Financial Corp.                                   13               878
         MBNA Corp.                                                    35               908
                                                                                        3,838
Electronics - 0.7%
         Waters Corp. (b)                                              22               1,060

Entertainment - 2.2%
         International Game Technology                                 84               3,230

Food - 0.6%
         Tyson Foods Inc.                                              44               922

Healthcare - 17.6%
         Alcon Inc.                                                    36               2,840
         Becton Dickinson & Co.                                        31               1,585
         C.R. Bard Inc.                                                19               1,048
         Johnson & Johnson                                             39               2,172
         Quest Diagnostics Inc.                                        18               1,495
         St. Jude Medical Inc. (b)                                     25               1,891
         Stryker Corp.                                                 38               2,063
         UnitedHealth Group Inc.                                       102              6,332
         Varian Medical Systems Inc. (b)                               27               2,135
         Zimmer Holdings Inc. (b)                                      50               4,402
                                                                                        25,963
Home Furnishings - 1.5%
         Harman International Industries Inc.                          25               2,239

Household Products - 1.6%
         Fortune Brands Inc.                                           31               2,361

Insurance - 1.2%
         Progressive Corp.                                             10               818
         Torchmark Corp.                                               17               915
                                                                                        1,733
Internet - 5.8%
         eBay Inc. (b)                                                 22               2,023
         Symantec Corp. (b)                                            73               3,213
         Yahoo! Inc. (b)                                               93               3,362
                                                                                        8,598
Machinery - 0.9%
         Rockwell Automation Inc.                                      37               1,391

Manufacturing - 5.3%
         3M Co.                                                        37               3,366
         Danaher Corp. (l)                                             19               1,001
         Illinois Tool Works Inc.                                      15               1,477
         Tyco International Ltd.                                       59               1,947
                                                                                        7,791
Retail - 12.4%
         Costco Wholesale Corp.                                        21               862
         Gap Inc. (l)                                                  127              3,089
         Home Depot Inc.                                               34               1,207
         J.C. Penney Co. Inc.                                          36               1,363
         Limited Brands Inc.                                           42               793
         McDonald's Corp.                                              99               2,582
         Nordstrom Inc.                                                61               2,591
         RadioShack Corp.                                              26               747
         Staples Inc.                                                  64               1,876
         Starbucks Corp. (b)                                           34               1,474
         Yum! Brands Inc. (b)                                          48               1,802
                                                                                        18,386
Savings & Loans - 0.6%
         Golden West Financial Corp.                                   8                851

Semiconductors - 1.8%
         Altera Corp. (b)                                              47               1,043
         Analog Devices Inc.                                           18               833
         Intel Corp.                                                   28               778
                                                                                        2,654
Software - 4.3%
         Adobe Systems Inc.                                            26               1,218
         IMS Health Inc.                                               87               2,028
         Microsoft Corp.                                               80               2,271
         Oracle Corp. (b)                                              72               860
                                                                                        6,377
Telecommunications - 0.7%
         Amdocs Ltd. (b)                                               41               962

Telecommunications Equipment - 5.2%
         Avaya Inc. (b)                                                100              1,578
         Cisco Systems Inc. (b)                                        259              6,127
                                                                                        7,705
Wireless Telecommunications - 4.6%
         Motorola Inc. (l)                                             146              2,659
         Nextel Communications Inc. (b)                                54               1,448
         Qualcomm Inc.                                                 36               2,634
                                                                                        6,741

         Total Common Stocks (cost $134,770)                                            145,256

Short Term Investments - 3.1%
Money Market Funds - 3.1%
         Dreyfus Cash Management Plus, 1.14% (a)                       4,549            4,549
         Total Short Term Investments (cost $4,549)                                     4,549

Total Investments - 101.4% (cost $139,319)                                              149,805
Other Assets and Liabilities, Net -  (1.4%)                                             (2,066)
Total Net Assets - 100%                                                                 $147,739

JNL/AIM SMALL CAP GROWTH FUND
Common Stocks - 92.5%
Advertising - 0.7%
         Getty Images Inc. (b) (l)                                     6                $336

Aerospace & Defense - 0.6%
         Engineered Support Systems Inc.                               5                265

Airlines - 0.5%
         Airtran Holdings Inc. (b)                                     15               216

Apparel - 0.5%
         Quiksilver Inc. (b)                                           10               243

Banks - 3.5%
         East-West Bancorp. Inc.                                       9                282
         Greater Bay Bancorp.                                          6                165
         Investors Financial Services Corp. (l)                        3                144
         PrivateBancorp Inc.                                           6                168
         Prosperity Bancshares Inc.                                    6                146
         Silicon Valley Bancshares (b)                                 5                202
         Southwest Bancorp. of Texas Inc.                              4                190
         UCBH Holdings Inc.                                            6                228
         W Holding Co. Inc.                                            7                117
                                                                                        1,642
Biotechnology - 2.7%
         Affymetrix Inc. (b) (l)                                       6                187
         Charles River Laboratories International Inc. (b)             1                44
         Digene Corp. (b)                                              6                216
         Genencor International Inc. (b)                               7                118
         Harvard Bioscience Inc. (b)                                   9                41
         Integra LifeSciences Holdings Corp. (b)                       6                198
         Invitrogen Corp. (b)                                          4                251
         Martek Biosciences Corp. (b) (l)                              4                201
                                                                                        1,256
Building Materials - 0.4%
         Trex Co. Inc. (b) (l)                                         5                193

Chemicals - 0.3%
         Spartech Corp.                                                6                148

Commercial Services - 7.3%
         Administaff Inc. (b)                                          6                105
         Advisory Board Co. (b)                                        6                203
         Alliance Data Systems Corp. (b)                               6                241
         Charles River Associates Inc. (b)                             5                155
         Corporate Executive Board Co.                                 6                370
         CoStar Group Inc. (b)                                         9                400
         Education Management Corp. (b)                                6                210
         Euronet Worldwide Inc. (b)                                    14               332
         Forrester Research Inc. (b)                                   8                151
         Gevity HR Inc.                                                7                178
         Icon Plc - ADR (b)                                            5                237
         iPayment Holdings Inc. (b)                                    3                115
         Iron Mountain Inc. (b)                                        4                205
         Laureate Education Inc. (b)                                   5                206
         Steiner Leisure Ltd. (b)                                      7                150
         Strayer Education Inc.                                        2                179
                                                                                        3,437
Computers - 2.8%
         Anteon International Corp. (b)                                6                199
         CACI International Inc. - Class A (b)                         3                137
         Cognizant Technology Solutions Corp. (b)                      7                173
         Intergraph Corp. (b)                                          7                176
         Magma Design Automation Inc. (b)                              7                131
         M-Systems Flash Disk Pioneers Ltd. (b) (l)                    12               185
         National Instruments Corp.                                    7                216
         PalmOne Inc. (b)                                              2                83
                                                                                        1,300
Distribution & Wholesale - 0.5%
         ScanSource Inc. (b)                                           4                256

Diversified Financial Services - 1.7%
         Affiliated Managers Group Inc. (b) (l)                        4                217
         eSPEED Inc. (b)                                               9                150
         Jefferies Group Inc.                                          5                167
         Knight Trading Group Inc. (b)                                 12               124
         Piper Jaffray Cos. (b)                                        3                154
                                                                                        812
Electrical Components & Equipment - 0.7%
         Littelfuse Inc. (b)                                           5                199
         Wilson Greatbatch Technologies Inc. (b)                       4                115
                                                                                        314
Electronics - 7.1%
         Cymer Inc. (b)                                                5                202
         Daktronics Inc. (b)                                           7                170
         FEI Co. (b)                                                   7                163
         Flir Systems Inc. (b)                                         6                329
         Ii-Vi Inc. (b)                                                6                184
         Imax Corp. (b)                                                23               126
         Keithley Instruments Inc.                                     10               210
         LeCroy Corp. (b)                                              10               176
         PerkinElmer Inc.                                              9                172
         Photon Dynamics Inc. (b)                                      7                256
         Rogers Corp. (b)                                              3                210
         Taser International Inc. (b) (l)                              2                104
         Tektronix Inc.                                                6                211
         Trimble Navigation Ltd. (b)                                   14               388
         TTM Technologies Inc. (b)                                     17               200
         Varian Inc. (b)                                               7                287
                                                                                        3,388
Entertainment - 2.0%
         Lions Gate Entertainment Corp. (b)                            32               226
         Macrovision Corp. (b)                                         9                230
         Penn National Gaming Inc. (b)                                 7                226
         Shuffle Master Inc. (b) (l)                                   7                263
                                                                                        945

Environmental Control - 1.0%
         Stericycle Inc. (b)                                           6                285
         Tetra Tech Inc. (b)                                           11               184
                                                                                        469
Food - 1.1%
         SunOpta Inc. (b)                                              13               108
         United Natural Foods Inc. (b)                                 14               390
                                                                                        498
Healthcare - 9.8%
         Advanced Neuromodulation Systems Inc. (b) (l)                 6                185
         American Healthways Inc. (b)                                  4                101
         American Medical Systems Holdings Inc. (b)                    5                172
         Amsurg Corp. (b)                                              7                185
         Closure Medical Corp. (b)                                     7                186
         Covance Inc. (b)                                              5                204
         Cyberonics Inc. (b) (l)                                       5                151
         Cytyc Corp. (b)                                               13               331
         DaVita Inc. (b)                                               5                162
         Gen-Probe Inc. (b)                                            6                293
         Inveresk Research Group Inc. (b)                              6                179
         LifePoint Hospitals Inc. (b)                                  8                279
         NuVasive Inc. (b) (l)                                         10               111
         Odyssey HealthCare Inc. (b) (l)                               8                149
         OraSure Technologies Inc. (b)                                 17               168
         Pediatrix Medical Group Inc. (b)                              3                182
         Possis Medical Inc. (b)                                       4                150
         ResMed Inc. (b)                                               4                219
         Select Medical Corp.                                          12               158
         Steris Corp. (b)                                              7                149
         Techne Corp. (b)                                              5                213
         Triad Hospitals Inc. (b)                                      5                197
         VISX Inc. (b)                                                 10               273
         Wright Medical Group Inc. (b)                                 5                167
         Zoll Medical Corp. (b)                                        3                98
                                                                                        4,662
Home Builders - 0.3%
         Toll Brothers Inc. (b)                                        3                118

Household Products - 0.5%
         Fossil Inc. (b)                                               8                213

Insurance - 1.4%
         Assured Guaranty Ltd. (b)                                     7                115
         Direct General Corp.                                          3                110
         HCC Insurance Holdings Inc.                                   5                177
         Navigators Group Inc. (b)                                     4                121
         ProAssurance Corp. (b)                                        4                136
                                                                                        659
Internet - 5.6%
         Ask Jeeves Inc. (b) (l)                                       4                156
         Avocent Corp. (b)                                             6                228
         CNET Networks Inc. (b)                                        16               176
         Digital Insight Corp. (b)                                     8                164
         Digitas Inc. (b)                                              20               223
         eResearch Technology Inc. (b) (l)                             8                231
         Internet Security Systems Inc. (b)                            8                123
         Interwoven Inc. (b)                                           9                93
         Macromedia Inc. (b)                                           12               294
         Netegrity Inc. (b)                                            16               132
         NetFlix Inc. (b) (l)                                          5                162
         Network Associates Inc. (b)                                   9                171
         Sina Corp. (b)                                                5                155
         United Online Inc. (b)                                        9                158

         Websense Inc. (b)                                             6                231
                                                                                        2,697
Iron & Steel - 0.4%
         Gibraltar Steel Corp.                                         6                187

Lodging - 1.0%
         Kerzner International Ltd. (b)                                4                191
         Station Casinos Inc. (l)                                      6                290
                                                                                        481
Machinery - 0.3%
         Cognex Corp.                                                  3                131

Manufacturing - 0.7%
         Applied Films Corp. (b)                                       11               311

Media - 1.3%
         COX Radio Inc. (b)                                            5                94
         Cumulus Media Inc. - Class A (b)                              10               173
         Entravision Communications Corp. (b)                          13               98
         Radio One Inc. (b)                                            6                98
         Radio One Inc. - Class D (b)                                  11               171
                                                                                        634
Oil & Gas Producers - 3.1%
         Grey Wolf Inc. (b) (l)                                        35               147
         Harvest Natural Resources Inc. (b)                            12               185
         Patterson-UTI Energy Inc.                                     5                177
         Pride International Inc. (b)                                  9                149
         Quicksilver Resources Inc. (b)                                5                302
         Spinnaker Exploration Co. (b)                                 7                264
         Ultra Petroleum Corp. (b)                                     7                260
                                                                                        1,484
Oil & Gas Services - 3.3%
         CAL Dive International Inc. (b)                               11               343
         Core Laboratories NV (b)                                      6                145
         FMC Technologies Inc. (b)                                     9                259
         Key Energy Services Inc. (b)                                  14               136
         National-Oilwell Inc. (b)                                     6                186
         Tetra Technologies Inc. (b)                                   6                149
         Universal Compression Holdings Inc. (b)                       6                175
         Varco International Inc. (b)                                  8                170
                                                                                        1,563
Pharmaceuticals - 4.4%
         Accredo Health Inc. (b)                                       8                319
         American Pharmaceutical Partners Inc. (b) (l)                 5                137
         Angiotech Pharmaceuticals Inc. (b)                            7                147
         Cephalon Inc. (b) (l)                                         2                92
         Connetics Corp. (b)                                           6                115
         Corcept Therapeutics Inc. (b)                                 10               80
         Medicis Pharmaceutical Corp. - Class A (l)                    7                272
         NBTY Inc. (b)                                                 6                188
         Salix Pharmaceuticals Ltd. (b)                                7                231
         Taro Pharmaceuticals Industries Ltd. (b)                      4                178
         VCA Antech Inc. (b)                                           7                309
                                                                                        2,068
Retail - 8.8%
         Aeropostale Inc. (b)                                          8                218
         Bebe Stores Inc. (b)                                          8                164
         Buffalo Wild Wings Inc. (b)                                   5                124
         Carmax Inc. (b) (l)                                           6                127
         Chico's FAS Inc. (b) (l)                                      5                221
         Coldwater Creek Inc. (b)                                      4                106
         Fred's Inc.                                                   8                187
         GameStop Corp. (b)                                            11               172
         HOT Topic Inc. (b) (l)                                        8                159
         Insight Enterprises Inc. (b)                                  12               213
         Jos. A. Banks Clothiers Inc. (b) (l)                          6                177
         Krispy Kreme Doughnuts Inc. (b) (l)                           5                86
         MSC Industrial Direct Co. Inc.                                10               332
         Pacific Sunwear of California (b)                             8                151
         Panera Bread Co. - Class A (b) (l)                            7                244
         PF Chang's China Bistro Inc. (b)                              5                222
         Rare Hospitality International Inc. (b)                       10               238
         Select Comfort Corp. (b)                                      8                219
         Sonic Corp. (b)                                               8                193
         Tractor Supply Co. (b)                                        7                276
         Urban Outfitters Inc. (b)                                     6                383
                                                                                        4,212
Semiconductors - 8.6%
         Actel Corp. (b)                                               7                126
         AMIS Holdings Inc. (b)                                        8                134
         Artisan Components Inc. (b)                                   5                116
         ASE Test Ltd. (b)                                             18               129
         Asyst Technologies Inc. (b)                                   12               122
         ChipPAC Inc. (b)                                              30               190
         Entegris Inc. (b)                                             14               161
         Exar Corp. (b)                                                8                123
         Formfactor Inc. (b)                                           9                191
         Genesis Microchip Inc. (b)                                    7                94
         Integrated Circuit Systems Inc. (b)                           8                217
         Intersil Corp.                                                5                105
         Microsemi Corp. (b)                                           12               168
         Mykrolis Corp. (b)                                            16               279
         Nvidia Corp. (b)                                              6                115
         O2Micro International Ltd. (b)                                11               192
         Omnivision Technologies Inc. (b) (l)                          8                129
         Pixelworks Inc. (b) (l)                                       12               178
         Power Integrations Inc. (b)                                   5                129
         Semtech Corp. (b)                                             10               226
         Skyworks Solutions Inc. (b)                                   19               162
         Tripath Technology Inc. (b) (l)                               23               74
         Varian Semiconductor Equipment Associates Inc. (b)            6                228
         Veeco Instruments Inc. (b)                                    5                124
         Xicor Inc. (b)                                                14               203
         Zoran Corp. (b)                                               8                142
                                                                                        4,057
Software - 4.6%
         Activision Inc. (b)                                           16               250
         Autodesk Inc.                                                 6                240
         Avid Technology Inc. (b)                                      5                273
         Cerner Corp. (b)                                              3                116
         Cognos Inc. (b)                                               5                188
         Global Payments Inc.                                          5                203
         Micromuse Inc. (b)                                            20               132
         Novell Inc. (b)                                               11               95
         Pixar Inc. (b) (l)                                            2                139
         Red Hat Inc. (b)                                              17               378
         Take-Two Interactive Software Inc. (b)                        5                137
                                                                                        2,151
Telecommunications - 0.2%
         Intrado Inc. (b)                                              7                112

Telecommunications Equipment - 3.0%
         Adtran Inc.                                                   5                150
         Aeroflex Inc. (b)                                             18               258
         C-COR.net Corp. (b)                                           10               106
         Plantronics Inc. (b)                                          5                227
         Polycom Inc. (b)                                              7                166
         SafeNet Inc. (b)                                              10               266
         UTStarcom Inc. (b) (l)                                        4                133
         WJ Communications Inc. (b)                                    25               88
                                                                                        1,394
Toys & Hobbies - 0.4%
         Marvel Enterprises Inc. (b) (l)                               11               212

Transportation - 0.7%
         Gulfmark Offshore Inc. (b)                                    8                130
         UTI Worldwide Inc.                                            3                179
                                                                                        309
Wireless Telecommunications - 0.7%
         Powerwave Technologies Inc. (b)                               16               122
         Sierra Wireless Inc. (b)                                      3                104
         Wireless Facilities Inc. (b)                                  11               103
                                                                                        329

         Total Common Stocks (cost $37,626)                                             43,702

Mutual Funds - 0.5%
         iShares Nasdaq Biotechnology Index Fund (l)                   3                218

         Total Mutual Funds (cost $227)                                                 218

Short Term Investments - 7.5%
Money Market Funds - 7.3%
         Dreyfus Cash Management Plus, 1.14% (a)                       2,347            2,347
         Dreyfus Government Cash Management, 0.96% (a)                 1,083            1,083
                                                                                        3,430
U.S. Treasury Bills - 0.2%
         U.S. Treasury Bill, 1.20%, 09/16/04                           $100             100

         Total Short Term Investments (cost $3,529)                                     3,530

Total Investments - 100.5% (cost $41,382)                                               47,450
Other Assets and Liabilities, Net -  (0.5%)                                             (245)
Total Net Assets - 100%                                                                 $47,205

JNL/ALGER GROWTH FUND
Common Stocks - 99.3%
Apparel - 0.8%
         NIKE Inc.                                                     28               $2,151

Beverages - 2.0%
         Anheuser-Busch Cos. Inc.                                      101              5,470

Biotechnology - 4.5%
         Biogen Idec Inc. (b)                                          111              7,033
         Genentech Inc. (b)                                            54               3,018
         Millennium Pharmaceuticals Inc. (b)                           174              2,402
                                                                                        12,453
Chemicals - 1.2%
         Dow Chemical Co.                                              84               3,427

Computers - 0.5%
         EMC Corp. (b)                                                 126              1,439

Diversified Financial Services - 3.2%
         Affiliated Managers Group Inc. (b) (l)                        28               1,398
         American Express Co.                                          74               3,807
         T. Rowe Price Group Inc.                                      71               3,583
                                                                                        8,788
Healthcare - 9.4%
         Aetna Inc.                                                    45               3,817
         Anthem Inc. (b) (l)                                           32               2,884
         Boston Scientific Corp. (b)                                   112              4,793
         HCA Inc.                                                      149              6,189
         Medtronic Inc.                                                94               4,572
         Pacificare Health Systems Inc. (b)                            75               2,880
         Stryker Corp.                                                 13               688
                                                                                        25,823
Household Products - 1.2%
         Fortune Brands Inc.                                           45               3,372

Insurance - 3.2%
         AFLAC Inc.                                                    100              4,085
         American International Group Inc.                             65               4,655
                                                                                        8,740
Internet - 9.9%
         eBay Inc. (b)                                                 91               8,378
         NetFlix Inc. (b) (l)                                          219              7,880
         Yahoo! Inc. (b)                                               306              11,128
                                                                                        27,386
Leisure Time - 3.1%
         Carnival Corp.                                                61               2,844
         Royal Caribbean Cruises Ltd.                                  134              5,813
                                                                                        8,657
Lodging - 2.0%
         Starwood Hotels & Resorts Worldwide Inc.                      125              5,588

Manufacturing - 5.7%
         General Electric Co.                                          174              5,623
         Tyco International Ltd.                                       304              10,086
                                                                                        15,709
Media - 5.4%
         Comcast Corp. - Special Class A (b)                           144              3,984
         Gannett Co. Inc.                                              24               2,049
         Viacom Inc. - Class B                                         53               1,891
         XM Satellite Radio Holdings Inc. - Class A (b) (l)            252              6,874
                                                                                        14,798
Oil & Gas Producers - 1.5%
         Devon Energy Corp.                                            44               2,899
         EOG Resources Inc.                                            23               1,361
                                                                                        4,260
Pharmaceuticals - 8.2%
         Abbott Laboratories                                           63               2,548
         Caremark Rx Inc. (b)                                          146              4,819
         ImClone Systems Inc. (b)                                      26               2,248
         Pfizer Inc.                                                   306              10,490
         Teva Pharmaceutical Industries Ltd. - ADR                     38               2,547
                                                                                        22,652
Retail - 7.0%
         Bed Bath & Beyond Inc. (b)                                    54               2,072
         CVS Corp.                                                     64               2,681
         Home Depot Inc.                                               41               1,452
         Target Corp.                                                  171              7,252
         Wal-Mart Stores Inc.                                          109              5,767
                                                                                        19,224
Semiconductors - 15.2%
         Advanced Micro Devices Inc. (b) (l)                           195              3,105
         Altera Corp. (b)                                              247              5,484
         Analog Devices Inc.                                           93               4,355
         Applied Materials Inc. (b)                                    496              9,729
         Broadcom Corp. (b) (l)                                        80               3,737
         Linear Technology Corp.                                       178              7,039
         Maxim Integrated Products Inc.                                27               1,426
         Teradyne Inc. (b) (l)                                         308              6,998
                                                                                        41,873
Software - 12.1%
         Automatic Data Processing Inc.                                186              7,781
         First Data Corp.                                              109              4,848
         Microsoft Corp.                                               412              11,768
         Oracle Corp. (b)                                              441              5,265
         Veritas Software Corp. (b)                                    131              3,620
                                                                                        33,282
Telecommunications Equipment - 3.2%
         Cisco Systems Inc. (b)                                        374              8,859
         Total Common Stocks (cost $249,813)                                            273,951

Short Term Investments - 0.5%
Money Market Funds - 0.5%
         Dreyfus Cash Management Plus, 1.14% (a)                       1,460            1,460
         Total Short Term Investments (cost $1,460)                                     1,460

Total Investments - 99.8% (cost $251,273)                                               275,411
Other Assets and Liabilities, Net - 0.2%                                                555
Total Net Assets - 100%                                                                 $275,966

JNL/ALLIANCE CAPITAL GROWTH FUND
Common Stocks - 99.1%
Beverages - 1.5%
         Coca-Cola Co.                                                 20               $1,005

Biotechnology - 2.8%
         Amgen Inc. (b)                                                36               1,948

Computers - 5.4%
         Dell Inc. (b)                                                 72               2,569
         EMC Corp. (b)                                                 98               1,119
                                                                                        3,688
Cosmetics & Personal Care - 3.7%
         Avon Products Inc.                                            25               1,163
         Procter & Gamble Co.                                          25               1,344
                                                                                        2,507
Diversified Financial Services - 7.9%
         Citigroup Inc.                                                42               1,948
         Franklin Resources Inc.                                       15               741
         JPMorgan Chase & Co.                                          40               1,531
         MBNA Corp.                                                    40               1,042
         Merrill Lynch & Co. Inc.                                      3                184
                                                                                        5,446
Food - 0.1%
         Whole Foods Market Inc.                                       1                67

Healthcare - 9.2%
         Alcon Inc.                                                    6                472
         Anthem Inc. (b)                                               14               1,290
         Boston Scientific Corp. (b)                                   35               1,494
         St. Jude Medical Inc. (b)                                     18               1,384
         UnitedHealth Group Inc. (l)                                   21               1,307
         Zimmer Holdings Inc. (b)                                      4                353
                                                                                        6,300
Insurance - 4.9%
         American International Group Inc.                             33               2,345

         Progressive Corp.                                             12               998
                                                                                        3,343
Internet - 11.4%
         Amazon.Com Inc. (b)                                           22               1,180
         eBay Inc. (b)                                                 26               2,379
         Symantec Corp. (b) (l)                                        23               1,020
         Yahoo! Inc. (b)                                               89               3,233
                                                                                        7,812
Leisure Time - 1.1%
         Carnival Corp.                                                16               752

Manufacturing - 2.8%
         General Electric Co.                                          60               1,947

Media - 4.2%
         E.W. Scripps Co.                                              6                651
         Time Warner Inc. (b)                                          60               1,053
         Viacom Inc. - Class B                                         34               1,207
                                                                                        2,911
Oil & Gas Producers - 1.1%
         Nabors Industries Ltd. (b)                                    16               737

Oil & Gas Services - 1.2%
         Baker Hughes Inc.                                             9                339
         Halliburton Co.                                               9                260
         Schlumberger Ltd.                                             3                203
                                                                                        802
Pharmaceuticals - 7.3%
         Caremark Rx Inc. (b)                                          11               352
         Cephalon Inc. (b) (l)                                         8                437
         Forest Laboratories Inc. (b)                                  20               1,121
         Pfizer Inc.                                                   76               2,603
         Teva Pharmaceutical Industries Ltd. - ADR                     7                471
                                                                                        4,984
Retail - 7.3%
         Bed Bath & Beyond Inc. (b)                                    20               784
         Lowe's Cos. Inc.                                              36               1,8978
         Starbucks Corp. (b)                                           5                230
         Target Corp.                                                  15               620
         Wal-Mart Stores Inc.                                          29               1,504
                                                                                        5,036
Semiconductors - 10.7%
         Applied Materials Inc. (b)                                    62               1,213
         Broadcom Corp. (b)                                            21               959
         Intel Corp.                                                   92               2,542
         Marvell Technology Group Ltd. (b) (l)                         45               1,212
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR             173              1,435
                                                                                        7,361
Software - 7.7%
         Electronic Arts Inc. (b)                                      34               1,833
         Microsoft Corp. (l)                                           71               2,034
         Oracle Corp. (b)                                              47               565
         SAP AG - ADR                                                  21               865
                                                                                        5,297
Telecommunications Equipment - 7.1%
         Cisco Systems Inc. (b)                                        85               2,017
         Corning Inc. (b) (l)                                          110              1,436
         Juniper Networks Inc. (b) (l)                                 57               1,405
                                                                                        4,858
Wireless Telecommunications - 1.7%
         Qualcomm Inc.                                                 16               1,153

         Total Common Stocks (cost $63,004)                                             67,954

Preferred Stocks - 0.9%
Media - 0.9%
         News Corp. Ltd. - ADR                                         19               631
         Total Preferred Stocks (cost $659)                                             631

Short Term Investments - 0.1%
Money Market Funds - 0.1%
         Dreyfus Cash Management Plus, 1.14% (a)                       81               81
         Total Short Term Investments (cost $81)                                        81

Total Investments - 100.1% (cost $63,744)                                               68,666
Other Assets and Liabilities, Net -  (0.1%)                                             (64)
Total Net Assets - 100%                                                                 $68,602

JNL/EAGLE CORE EQUITY FUND
Common Stocks - 91.6%
Advertising - 1.0%
         Omnicom Group Inc.                                            43               $3,233

Aerospace & Defense - 1.2%
         United Technologies Corp.                                     41               3,760

Banks - 3.5%
         Bank of America Corp.                                         55               4,688
         Bank of New York Co. Inc.                                     28               825
         US Bancorp.                                                   49               1,350
         Wachovia Corp.                                                51               2,262
         Wells Fargo & Co.                                             27               1,545
                                                                                        10,670
Beverages - 1.2%
         Anheuser-Busch Cos. Inc.                                      20               1,080
         Coca-Cola Co.                                                 28               1,431
         PepsiCo Inc.                                                  24               1,293
                                                                                        3,804
Biotechnology - 1.3%
         Amgen Inc. (b)                                                38               2,082
         Genzyme Corp. (b)                                             40               1,893
                                                                                        3,975
Commercial Services - 0.7%
         Cendant Corp.                                                 61               1,500
         Jackson Hewitt Tax Service Inc. (b) (l)                       35               613
                                                                                        2,113
Computers - 3.1%
         Dell Inc. (b)                                                 216              7,752
         DigitalNet Holdings Inc. (b)                                  7                137
         EMC Corp. (b)                                                 140              1,596
                                                                                        9,485
Cosmetics & Personal Care - 1.1%
         Kimberly-Clark Corp.                                          37               2,405
         Procter & Gamble Co.                                          20               1,088
                                                                                        3,493
Diversified Financial Services - 5.7%
         American Express Co.                                          48               2,451
         Citigroup Inc.                                                86               3,985
         Fannie Mae                                                    84               6,001
         Goldman Sachs Group Inc. (l)                                  23               2,147
         JPMorgan Chase & Co.                                          35               1,357
         Merrill Lynch & Co. Inc.                                      30               1,592
                                                                                        17,533
Electric - 0.3%
         NiSource Inc. (l)                                             40               825

Electrical Components & Equipment - 2.2%
         Emerson Electric Co.                                          106              6,762

Electronics - 0.7%
         Jabil Circuit Inc. (b)                                        84               2,121

Entertainment - 0.2%
         International Game Technology                                 20               755

Environmental Control - 1.2%
         Waste Management Inc.                                         122              3,733

Food - 1.3%
         Dean Foods Co. (b)                                            41               1,523
         General Mills Inc.                                            20               951
         Kraft Foods Inc.                                              22               697
         Sysco Corp.                                                   27               968
                                                                                        4,139
Gas - 0.4%
         UGI Corp.                                                     35               1,124

Healthcare - 4.9%
         Aetna Inc.                                                    18               1,522
         Baxter International Inc.                                     144              4,955
         Guidant Corp.                                                 66               3,665
         Johnson & Johnson                                             47               2,590
         St. Jude Medical Inc. (b)                                     19               1,400
         Zimmer Holdings Inc. (b)                                      11               997
                                                                                        15,129
Home Furnishings - 0.7%
         Tempur-Pedic International Inc. (b)                           145              2,033

Household Products - 1.4%
         Newell Rubbermaid Inc.                                        183              4,291

Insurance - 0.8%
         Marsh & McLennan Cos. Inc.                                    28               1,271
         MetLife Inc.                                                  22               788
         St. Paul Cos. Inc.                                            10               385
                                                                                        2,444
Internet - 2.9%
         CheckFree Corp. (b)                                           35               1,052
         eBay Inc. (b)                                                 38               3,503
         InterActiveCorp. (b) (l)                                      120              3,605
         WebMD Corp. (b) (l)                                           74               686
                                                                                        8,846
Lodging - 0.6%
         Harrah's Entertainment Inc.                                   34               1,850

Machinery - 0.6%
         Caterpillar Inc.                                              13               1,056
         Deere & Co.                                                   12               842
                                                                                        1,898
Manufacturing - 6.1%
         3M Co.                                                        20               1,800
         Cooper Industries Ltd. - Class A                              22               1,307
         General Electric Co.                                          200              6,495
         Harsco Corp.                                                  30               1,410
         Illinois Tool Works Inc.                                      26               2,464
         Tyco International Ltd.                                       164              5,448
                                                                                        18,924
Media - 6.8%
         Clear Channel Communications Inc.                             41               1,513
         Comcast Corp. - Special Class A (b) (l)                       135              3,740
         EchoStar Communications Corp. (b)                             61               1,868
         Gannett Co. Inc.                                              28               2,359
         McGraw-Hill Cos. Inc.                                         15               1,149
         Time Warner Inc. (b)                                          295              5,192
         Univision Communications Inc. (b) (l)                         23               718
         Viacom Inc. - Class B                                         50               1,786
         Walt Disney Co.                                               108              2,759
                                                                                        21,084
Oil & Gas Producers - 2.5%
         BP Plc - ADR                                                  34               1,805
         Exxon Mobil Corp.                                             134              5,947
                                                                                        7,752
Oil & Gas Services - 0.5%
         Halliburton Co.                                               46               1,398

Pharmaceuticals - 9.0%
         Abbott Laboratories                                           43               1,759
         Allergan Inc. (l)                                             19               1,687
         Bristol-Myers Squibb Co.                                      45               1,103
         Caremark Rx Inc. (b)                                          50               1,659
         Merck & Co. Inc.                                              74               3,515
         Pfizer Inc.                                                   316              10,818
         Wyeth                                                         201              7,252
                                                                                        27,793
Pipelines - 0.5%
         Kinder Morgan Inc.                                            26               1,542

Real Estate - 1.6%
         Boston Properties Inc.                                        13               651
         Crescent Real Estate Equities Co.                             31               500
         Equity Office Properties Trust                                35               952
         General Growth Properties Inc.                                35               1,035
         Health Care Property Investors Inc.                           48               1,154
         Vornado Realty Trust                                          12               685
                                                                                        4,977
Retail - 6.4%
         CVS Corp.                                                     117              4,908
         Family Dollar Stores Inc.                                     45               1,369
         Home Depot Inc.                                               152              5,357
         McDonald's Corp.                                              160              4,163
         Wal-Mart Stores Inc.                                          58               3,047
         Wendy's International Inc.                                    28               964
                                                                                        19,808
Semiconductors - 10.6%
         Altera Corp. (b)                                              72               1,607
         Applied Materials Inc. (b)                                    168              3,298
         Applied Micro Circuits Corp. (b)                              272              1,448
         Cypress Semiconductor Corp. (b)                               115              1,638
         Entegris Inc. (b)                                             128              1,475
         Fairchild Semiconductor International Inc. - Class A (b)      200              3,276
         Intel Corp.                                                   343              9,453
         Lam Research Corp. (b)                                        127              3,411
         Maxim Integrated Products Inc.                                32               1,677
         Nvidia Corp. (b)                                              51               1,050
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR             279              2,317
         Texas Instruments Inc.                                        50               1,203
         Ultra Clean Holdings (b)                                      125              911
                                                                                        32,764
Software - 4.5%
         First Data Corp.                                              29               1,298
         Microsoft Corp.                                               338              9,667
         Siebel Systems Inc. (b)                                       126              1,346
         Veritas Software Corp. (b)                                    55               1,518
                                                                                        13,829
Telecommunications - 0.2%
         Verizon Communications Inc.                                   20               724

Telecommunications Equipment - 3.6%
         Cisco Systems Inc. (b)                                        152              3,610
         JDS Uniphase Corp. (b)                                        435              1,648
         Nokia Oyj - ADR                                               328              4,766
         Nortel Networks Corp. (b)                                     241              1,202
                                                                                        11,226
Tobacco - 0.7%
         Altria Group Inc.                                             42               2,102

Transportation - 1.3%
         FedEx Corp.                                                   48               3,953

Wireless Telecommunications - 0.3%
         Qualcomm Inc.                                                 15               1,076
         Total Common Stocks (cost $274,177)                                            282,968

Preferred Stocks - 0.2%
Insurance - 0.2%
         Travelers Property Casualty Corp., 4.50%                      31               731
         Total Preferred Stocks (cost $768)                                             731

Corporate Bonds - 0.6%
Healthcare - 0.2%
         Community Health Systems Inc., 4.25%, 10/15/08 (j)            $575             599
Insurance - 0.2%
         Loews Corp., 3.125%, 09/15/07 (j)                             750              717
Media - 0.2%
         Liberty Media Corp., 3.25%, 03/15/31 (j) (l)                  620              555
         Total Corporate Bonds (cost $1,845)                                            1,871

Short Term Investments - 7.6%
Money Market Funds - 7.6%
         Dreyfus Cash Management Plus, 1.14% (a)                       15,392           15,392
         Dreyfus Government Cash Management, 0.96% (a)                 8,173            8,173

         Total Short Term Investments (cost $23,565)                                    23,565

Total Investments - 100.0% (cost $300,355)                                              309,135
Other Assets and Liabilities, Net - 0.0%                                                (73)
Total Net Assets - 100%                                                                 $309,062

JNL/EAGLE SMALLCAP EQUITY FUND
Common Stocks - 98.2%
Agriculture - 1.8%
         Delta & Pine Land Co.                                         108              $2,363

Apparel - 2.0%
         Columbia Sportswear Co. (b)                                   49               2,693

Banks - 2.1%
         First Bancorp.                                                41               1,654
         TrustCo Bancorp.                                              100              1,313
                                                                                        2,967
Biotechnology - 0.7%
         Decode Genetics Inc. (b)                                      117              993

Commercial Services - 4.1%
         Laureate Education Inc. (b)                                   62               2,378
         University of Phoenix Online (b)                              40               3,504
                                                                                        5,882
Computers - 7.3%
         Advanced Digital Information Corp. (b)                        225              2,184
         Electronics for Imaging Inc. (b)                              84               2,384
         Factset Research Systems Inc.                                 70               3,314
         RadiSys Corp. (b)                                             137              2,548
                                                                                        10,430
Distribution & Wholesale - 1.6%
         SCP Pool Corp.                                                49               2,203

Electrical Components & Equipment - 1.6%
         General Cable Corp. (b)                                       270              2,311

Electronics - 5.6%
         Gentex Corp.                                                  75               2,960
         OYO Geospace Corp. (b)                                        67               1,251
         Photon Dynamics Inc. (b)                                      107              3,767
                                                                                        7,978
Entertainment - 8.0%
         Alliance Gaming Corp. (b)                                     155              2,660
         Lions Gate Entertainment Corp. (b)                            769              5,367
         Nevada Gold & Casinos Inc. (b)                                38               510
         Shuffle Master Inc. (b) (l)                                   77               2,796
                                                                                        11,333
Environmental Control - 4.4%
         Imco Recycling Inc. (b)                                       182              2,412
         Waste Connections Inc. (b) (l)                                127              3,769
                                                                                        6,181
Healthcare - 19.5%
         American Healthways Inc. (b)                                  125              3,323
         American Medical Systems Holdings Inc. (b)                    88               2,948
         Biolase Technology Inc. (b) (l)                               66               883
         Cooper Cos. Inc.                                              38               2,389
         Edwards Lifesciences Corp. (b)                                51               1,776
         Horizon Health Corp. (b)                                      127              2,986
         Idexx Laboratories Inc. (b)                                   33               2,046
         Inamed Corp. (b)                                              63               3,945
         Respironics Inc. (b)                                          58               3,396
         Steris Corp. (b)                                              78               1,748
         Thoratec Corp. (b) (l)                                        213              2,280
                                                                                        27,720
Home Furnishings - 3.8%
         Universal Electronics Inc. (b)                                305              5,354

Insurance - 1.8%
         Direct General Corp.                                          81               2,604

Internet - 0.1%
         eDiets.com Inc. (b) (l)                                       58               165

Manufacturing - 2.0%
         Actuant Corp. - Class A (b)                                   74               2,874

Oil & Gas Producers - 5.4%
         Patterson-UTI Energy Inc.                                     121              4,029
         Unit Corp. (b)                                                118              3,698
                                                                                        7,727
Oil & Gas Services - 3.5%
         Maverick Tube Corp. (b)                                       115              3,023
         Tetra Technologies Inc. (b)                                   73               1,958
                                                                                        4,981
Pharmaceuticals - 5.2%
         Dendreon Corp. (b)                                            57               693
         Medicis Pharmaceutical Corp. - Class A (l)                    79               3,165
         VCA Antech Inc. (b)                                           78               3,490
                                                                                        7,348
Retail - 2.5%
         Cash America International Inc.                               53               1,221
         Genesco Inc. (b)                                              99               2,343
                                                                                        3,564
Savings & Loans - 0.5%
         Bank Mutual Corp.                                             69               748

Semiconductors - 4.7%
         ASE Test Ltd. (b)                                             119              877
         Integrated Device Technology Inc. (b)                         221              3,056
         Integrated Silicon Solutions Inc. (b)                         229              2,795
                                                                                        6,728
Software - 7.9%
         Avid Technology Inc. (b) (l)                                  36               1,943
         Datastream Systems Inc. (b)                                   498              3,228
         Eclipsys Corp. (b)                                            164              2,505
         Global Payments Inc.                                          43               1,922
         Netsmart Technologies Inc. (b) (l)                            167              1,605
                                                                                        11,203
Wireless Telecommunications - 2.1%
         EMS Technologies Inc. (b)                                     156              3,028
         Total Common Stocks (cost $112,175)                                            139,378

Short Term Investments - 1.7%
Money Market Funds - 1.7%
         Dreyfus Cash Management Plus, 1.14% (a)                       2,467            2,467
         Total Short Term Investments (cost $2,467)                                     2,467

Total Investments - 99.9% (cost $114,642)                                               141,845
Other Assets and Liabilities, Net - 0.1%                                                110
Total Net Assets - 100%                                                                 $141,955

JNL/FMR BALANCED FUND
Common Stocks - 67.0%
Advertising - 0.4%
         Lamar Advertising Co. (b)                                     8                $347

Aerospace & Defense - 1.0%
         Boeing Co.                                                    3                143
         DRS Technologies Inc. (b)                                     1                32
         Empresa Brasiliera de Aeronautica SA - ADR                    2                66
         European Aeronautic Defense and Space Co.                     6                164
         Goodrich Corp.                                                6                200
         Lockheed Martin Corp.                                         3                151
         Northrop Grumman Corp.                                        3                150
         Titan Corp. (b)                                               4                55
         United Technologies Corp.                                     -                9
                                                                                        970
Agriculture - 0.2%
         Bunge Ltd.                                                    5                179

Airlines - 0.8%
         Airtran Holdings Inc. (b)                                     9                122
         AMR Corp. (b) (l)                                             13               157
         Delta Air Lines Inc. (b)                                      8                60
         Frontier Airlines Inc. (b)                                    30               330
         Northwest Airlines Corp. (b)                                  8                87
                                                                                        756
Apparel - 0.2%
         Liz Claiborne Inc.                                            3                107
         Perry Ellis International Inc. (b)                            2                51
                                                                                        158
Auto Manufacturers - 0.2%
         Navistar International Corp. (b)                              4                159
         Wabash National Corp. (b)                                     2                61
                                                                                        220
Auto Parts & Equipment - 0.1%
         TRW Automotive Holdings Corp. (b)                             7                136

Banks - 3.6%
         Bank of America Corp.                                         15               1,291
         Bank of New York Co. Inc.                                     5                142
         Bank One Corp.                                                11               576
         Banknorth Group Inc.                                          3                88
         Boston Private Financial Holdings Inc.                        1                21
         East-West Bancorp. Inc.                                       2                46
         Fifth Third Bancorp.                                          1                48
         M&T Bank Corp.                                                -                26
         North Fork Bancorp. Inc.                                      3                126
         Silicon Valley Bancshares (b)                                 3                123
         Texas Capital Bancshares Inc. (b)                             3                48
         UCBH Holdings Inc.                                            2                95
         US Bancorp.                                                   1                28
         W Holding Co. Inc.                                            8                136
         Wachovia Corp.                                                10               445
         Wells Fargo & Co.                                             2                132
         Wintrust Financial Corp.                                      2                111
                                                                                        3,482
Beverages - 0.3%
         Coca-Cola Co.                                                 6                313

Biotechnology - 0.3%
         Biogen Idec Inc. (b)                                          1                82
         ConjuChem Inc. (b)                                            5                44
         Enzon Pharmaceuticals Inc. (b)                                3                43
         Genentech Inc. (b)                                            2                102
                                                                                        271
Building Materials - 0.4%
         American Standard Cos. Inc. (b)                               1                59
         Eagle Materials Inc.                                          1                99
         Masco Corp.                                                   4                109
         Texas Industries Inc.                                         2                78
         Trex Co. Inc. (b)                                             2                76
                                                                                        421
Chemicals - 1.6%
         Dow Chemical Co.                                              9                374
         Eastman Chemical Co.                                          1                55
         Ferro Corp.                                                   1                16
         Georgia Gulf Corp.                                            4                129
         Lyondell Chemical Co.                                         4                70
         Millennium Chemicals Inc. (b)                                 15               257
         Nitto Denko Corp.                                             2                77
         Nova Chemicals Corp.                                          5                129
         Olin Corp.                                                    14               250
         PolyOne Corp. (b)                                             7                53
         Praxair Inc.                                                  2                96
                                                                                        1,506
Commercial Services - 0.9%
         BearingPoint Inc. (b)                                         6                51
         Career Education Corp. (b)                                    2                100
         Cendant Corp.                                                 10               246
         Central Parking Corp.                                         3                50
         McKesson Corp.                                                1                17
         Pharmaceutical Product Development Inc. (b)                   2                73
         R.R. Donnelley & Sons Co.                                     3                96
         Robert Half International Inc.                                5                143
         Weight Watchers International Inc. (b)                        2                78
                                                                                        854
Computers - 1.4%
         Agilysys Inc.                                                 2                34
         BISYS Group Inc. (b)                                          7                97
         Cadence Design Systems Inc. (b)                               9                132
         Ceridian Corp. (b)                                            9                207
         Diebold Inc.                                                  2                100
         DST Systems Inc. (b)                                          1                43
         Hutchinson Technology Inc. (b)                                4                96
         Lexmark International Inc. (b)                                1                52
         Maxtor Corp. (b)                                              20               129
         M-Systems Flash Disk Pioneers Ltd. (b) (l)                    3                49
         Seagate Technology (b)                                        15               216
         Synopsys Inc. (b)                                             2                68
         Western Digital Corp. (b)                                     16               134
                                                                                        1,357
Cosmetics & Personal Care - 0.8%
         Avon Products Inc.                                            2                88
         Colgate-Palmolive Co.                                         3                163
         Estee Lauder Cos. Inc.                                        1                68
         Procter & Gamble Co.                                          8                432
                                                                                        751
Distribution & Wholesale - 0.4%
         Bell Microproducts Inc. (b)                                   9                76
         Ingram Micro Inc. - Class A (b)                               18               259
         Tech Data Corp. (b)                                           1                43
                                                                                        378
Diversified Financial Services - 5.5%
         American Express Co.                                          5                259
         Bear Stearns Cos. Inc.                                        1                118
         Capital One Financial Corp.                                   1                89
         CIT Group Inc.                                                3                96
         Citigroup Inc.                                                39               1,803
         Countrywide Financial Corp.                                   3                199
         Deutsche Boerse AG                                            2                86
         E*TRADE Group Inc. (b)                                        8                85
         Fannie Mae                                                    4                300
         Freddie Mac                                                   5                300
         Goldman Sachs Group Inc.                                      2                175
         JPMorgan Chase & Co.                                          12               455
         Lehman Brothers Holdings Inc.                                 2                181
         MBNA Corp.                                                    5                139
         Merrill Lynch & Co. Inc.                                      8                416
         Morgan Stanley                                                10               533
         SLM Corp.                                                     2                61
                                                                                        5,295
Electric - 1.5%
         AES Corp. (b)                                                 45               443
         Dominion Resources Inc.                                       2                101
         Entergy Corp.                                                 1                67
         Exelon Corp.                                                  1                43
         FirstEnergy Corp.                                             6                224
         PG&E Corp. (b)                                                5                148
         PPL Corp.                                                     2                78
         Sierra Pacific Resources (b)                                  1                10
         TXU Corp.                                                     8                309
         Westar Energy Inc.                                            2                48
                                                                                        1,471
Electrical Components & Equipment - 0.4%
         LG Electronics Inc.                                           1                47
         Molex Inc.                                                    2                74
         Samsung Electronics Co. Ltd.                                  1                223
                                                                                        344
Electronics - 2.5%
         Amphenol Corp. (b)                                            8                273
         Avnet Inc. (b)                                                1                32
         Celestica Inc. (b)                                            21               412
         Cymer Inc. (b)                                                3                127
         DDi Corp. (b)                                                 3                26
         Fisher Scientific International (b)                           2                110
         Flextronics International Ltd. (b)                            3                48
         Hon Hai Precision Industry Co. Ltd. - GDR (l)                 14               103
         Jabil Circuit Inc. (b)                                        1                28
         Mettler-Toledo International Inc. (b)                         2                98
         Sanmina-SCI Corp. (b)                                         19               170
         Solectron Corp. (b)                                           25               163
         Symbol Technologies Inc.                                      23               336
         Thermo Electron Corp. (b)                                     5                138
         Vishay Intertechnology Inc. (b)                               3                46
         Waters Corp. (b)                                              4                167
         Yageo Corp. GDR (b)                                           37               91
                                                                                        2,368
Engineering & Construction - 0.8%
         Dycom Industries Inc. (b)                                     7                202
         Fluor Corp. (l)                                               8                376
         Granite Construction Inc.                                     6                106
         URS Corp. (b)                                                 4                96
                                                                                        780
Food - 0.9%
         Albertson's Inc.                                              3                88
         Corn Products International Inc.                              1                23
         Dean Foods Co. (b)                                            6                234
         Del Monte Foods Co. (b)                                       11               110
         JM Smucker Co.                                                3                149
         McCormick & Co. Inc.                                          1                44
         Safeway Inc. (b)                                              5                124
         Smithfield Foods Inc. (b)                                     4                121
                                                                                        893
Forest Products & Paper - 0.4%
         Aracruz Celulose SA ADR                                       3                85
         Boise Cascade Corp.                                           3                128
         Bowater Inc. (l)                                              3                134
         Buckeye Technologies Inc. (b)                                 3                36
         Tembec Inc. (b)                                               6                48
                                                                                        429
Hand & Machine Tools - 0.2%
         Techtronic Industries Co. (b)                                 113              180

Healthcare - 3.7%
         Apogent Technologies Inc. (b)                                 2                70
         Bausch & Lomb Inc.                                            2                130
         Baxter International Inc.                                     9                325
         Becton Dickinson & Co.                                        2                83
         Community Health Systems Inc. (b)                             2                64
         Covance Inc. (b)                                              3                104
         Coventry Health Care Inc. (b)                                 3                166
         Cyberonics Inc. (b)                                           2                70
         Cytyc Corp. (b)                                               3                81
         Dade Behring Holdings Inc. (b)                                6                286
         Dentsply International Inc.                                   1                73
         Edwards Lifesciences Corp. (b)                                4                139
         Epix Medical Inc. (b)                                         2                34
         Fresenius Medical Care AG                                     3                65
         Hanger Orthopedic Group Inc. (b)                              1                7
         Health Management Associates Inc.                             4                83
         Health Net Inc. (b)                                           3                85
         Immucor Inc. (b)                                              5                156
         Johnson & Johnson                                             2                111
         Lincare Holdings Inc. (b)                                     4                118
         Medtronic Inc.                                                3                151
         Molina Healthcare Inc. (b)                                    3                95
         Pacificare Health Systems Inc. (b)                            7                256
         Smith & Nephew Plc                                            6                67
         Sonic Innovations Inc. (b)                                    2                13
         St. Jude Medical Inc. (b)                                     2                144
         Synthes Inc.                                                  1                149
         UnitedHealth Group Inc.                                       7                410
                                                                                        3,535
Home Builders - 0.7%
         Beazer Homes USA Inc.                                         -                30
         Champion Enterprises Inc. (b)                                 13               116
         DR Horton Inc.                                                4                114
         Fleetwood Enterprises Inc. (b)                                3                45
         Standard-Pacific Corp.                                        3                158
         Toll Brothers Inc. (b)                                        4                161
         WCI Communities Inc. (b)                                      3                62
                                                                                        686
Household Products - 0.1%
         Clorox Co.                                                    1                54

Insurance - 3.4%
         ACE Ltd.                                                      7                304
         AFLAC Inc.                                                    5                212
         AMBAC Financial Group Inc.                                    1                103
         American International Group Inc.                             12               863
         Arch Capital Group Ltd. (b)                                   3                112
         Assurant Inc.                                                 2                47
         Axis Capital Holdings Ltd.                                    1                39
         Conseco Inc. (b)                                              8                159
         Endurance Specialty Holdings Ltd.                             3                115
         Everest Re Group Ltd.                                         2                177
         Fidelity National Financial Inc.                              1                49
         Hartford Financial Services Group Inc.                        4                248
         MBIA Inc.                                                     3                183
         MetLife Inc.                                                  3                97
         MGIC Investment Corp.                                         1                68
         PartnerRe Ltd.                                                2                96
         St. Paul Cos. Inc.                                            4                174
         Torchmark Corp.                                               1                59
         UnumProvident Corp.                                           2                37
         W.R. Berkley Corp.                                            1                43
         Willis Group Holdings Ltd.                                    3                97
                                                                                        3,282
Internet - 0.6%
         Amazon.Com Inc. (b) (l)                                       2                109
         Covad Communications Group Inc. (b) (l)                       107              257
         NetBank Inc.                                                  7                78
         Openwave Systems Inc. (b)                                     2                27
         Redback Networks Inc. (b)                                     2                13
         WebMD Corp. (b) (l)                                           12               109
                                                                                        593
Iron & Steel - 0.3%
         IPSCO Inc.                                                    3                67
         Nucor Corp.                                                   2                177
                                                                                        244
Leisure Time - 0.4%
         Brunswick Corp.                                               1                37
         Carnival Corp.                                                1                61
         Harley-Davidson Inc.                                          1                74
         Multimedia Games Inc. (b)                                     4                94
         Royal Caribbean Cruises Ltd.                                  3                148
                                                                                        414
Lodging - 0.2%
         Caesars Entertainment Inc. (b)                                2                26
         Kerzner International Ltd. (b)                                4                166
         Wyndham International Inc. (b)                                37               37
                                                                                        229
Machinery - 0.7%
         AGCO Corp. (b)                                                13               265
         Astec Industries Inc. (b)                                     8                143
         Cummins Inc.                                                  1                75
         Terex Corp. (b)                                               5                184
         Weir Group Plc                                                10               53
                                                                                        720
Manufacturing - 1.9%
         Actuant Corp. - Class A (b)                                   2                70
         Bombardier Inc. - Class B                                     17               50
         General Electric Co.                                          20               656
         Honeywell International Inc.                                  8                279
         Pall Corp.                                                    6                160
         SPX Corp.                                                     2                93
         Tyco International Ltd.                                       14               477
                                                                                        1,785
Media - 2.9%
         Antena 3 Television SA (b) (l)                                2                90
         Cablevision Systems Corp. (b)                                 1                26
         Citadel Broadcasting Corp. (b)                                6                82
         Clear Channel Communications Inc.                             14               517
         COX Radio Inc. (b)                                            -                2
         Cumulus Media Inc. - Class A (b)                              3                52
         EchoStar Communications Corp. (b)                             10               307
         Emmis Communications Corp. (b)                                5                103
         Fox Entertainment Group Inc. (b)                              4                104
         Liberty Media Corp. (b)                                       25               224
         Liberty Media International Inc. - Class A (b)                1                50
         NRJ Group                                                     3                70
         Radio One Inc. - Class D (b)                                  5                75
         Salem Communications Corp. - Class A (b)                      2                54
         SBS Broadcasting SA (b)                                       1                43
         Time Warner Inc. (b)                                          22               391
         UnitedGlobalCom Inc. (b)                                      7                49
         Univision Communications Inc. (b)                             1                32
         Viacom Inc. - Class B                                         6                225
         Vivendi Universal SA - ADR (b)                                1                28
         Walt Disney Co.                                               11               268
                                                                                        2,792
Metal Fabrication & Hardware - 0.4%
         Precision Castparts Corp.                                     2                98
         Timken Co.                                                    9                247
                                                                                        345
Mining - 2.3%
         Aber Diamond Corp. (b)                                        1                35
         Agnico-Eagle Mines Ltd. (b)                                   19               255
         Alcan Inc.                                                    8                313
         Alcoa Inc.                                                    6                195
         Falconbridge Ltd.                                             10               247
         Freeport-McMoRan Copper & Gold Inc.                           12               395
         Iamgold Corp.                                                 2                10
         Inco Ltd. (b)                                                 3                86
         Inmet Mining Corp. (b)                                        2                23
         Lionore Mining International Ltd. (b)                         10               46
         Meridian Gold Inc. (b)                                        1                8
         Meridian Gold Inc. (b)                                        14               184
         Phelps Dodge Corp. (b)                                        4                279
         Rio Tinto Plc                                                 1                78
         Stillwater Mining Co. (b)                                     3                39
         Wheaton River Minerals Ltd. (b)                               19               52
                                                                                        2,245
Office & Business Equipment - 0.3%
         Xerox Corp. (b)                                               20               295

Office Furnishings - 0.2%
         HNI Corp.                                                     2                84
         Interface Inc. (b)                                            7                65
         Steelcase Inc.                                                1                20
                                                                                        169
Oil & Gas Producers - 2.9%
         Apache Corp.                                                  4                161
         Chesapeake Energy Corp.                                       14               212
         EnCana Corp.                                                  5                198
         Encore Acquisition Co. (b)                                    4                123
         Forest Oil Corp. (b)                                          1                25
         Grey Wolf Inc. (b)                                            33               139
         Marathon Oil Corp.                                            4                140
         Nabors Industries Ltd. (b)                                    3                118
         Premcor Inc. (b)                                              6                206
         Pride International Inc. (b)                                  43               738
         Quicksilver Resources Inc. (b)                                2                141
         Range Resources Corp.                                         8                117
         Rowan Cos. Inc. (b)                                           7                168
         Valero Energy Corp.                                           5                347
                                                                                        2,833
Oil & Gas Services - 2.4%
         BJ Services Co. (b)                                           8                385
         Cooper Cameron Corp. (b)                                      4                195
         Grant Prideco Inc. (b)                                        30               554
         Halliburton Co.                                               4                121
         National-Oilwell Inc. (b)                                     22               705
         Trican Well Service Ltd. (b)                                  2                66
         Varco International Inc. (b)                                  7                144
         Weatherford International Ltd. (b)                            2                88
         Willbros Group Inc. (b)                                       3                47
                                                                                        2,305
Packaging & Containers - 0.6%
         Anchor Glass Container Corp.                                  1                7
         Crown Holdings Inc. (b)                                       1                9
         Owens-Illinois Inc. (b)                                       14               231
         Packaging Corp. of America                                    1                33
         Pactiv Corp. (b)                                              5                122
         Smurfit-Stone Container Corp. (b)                             9                180
                                                                                        582
Pharmaceuticals - 3.2%
         Alkermes Inc. (b)                                             7                90
         Angiotech Pharmaceuticals Inc. (b)                            3                51
         Angiotech Pharmaceuticals Inc. (b)                            1                14
         AstraZeneca Plc - ADR                                         2                68
         Atherogenics Inc. (b)                                         4                67
         Barr Laboratories Inc. (b)                                    3                105
         Caremark Rx Inc. (b)                                          3                106
         Cipla Ltd.                                                    14               63
         CSL Ltd.                                                      10               160
         Cypress Bioscience Inc. (b)                                   1                19
         Dendreon Corp. (b)                                            6                74
         Endo Pharmaceuticals Holdings Inc. (b)                        3                68
         Forest Laboratories Inc. (b)                                  -                23
         Guilford Pharmaceuticals Inc. (b) (l)                         7                31
         Ligand Pharmaceuticals Inc. - Class B (b) (l)                 6                96
         Medarex Inc. (b)                                              8                55
         Onyx Pharmaceuticals Inc. (b)                                 1                59
         OSI Pharmaceuticals Inc. (b)                                  2                113
         Pfizer Inc.                                                   18               605
         Pharmion Corp. (b) (l)                                        3                166
         Priority Healthcare Corp. (b)                                 6                133
         Schering-Plough Corp.                                         19               351
         Sepracor Inc. (b) (l)                                         2                122
         Shire Pharmaceuticals Group Plc - ADR (b)                     1                37
         Tanox Inc. (b)                                                4                76
         Wyeth                                                         8                300
                                                                                        3,052
Real Estate - 0.4%
         Alexandria Real Estate Equities Inc.                          -                23
         Apartment Investment & Management Co.                         4                133
         CarrAmerica Realty Corp.                                      1                15
         CBL & Associates Properties Inc.                              1                28
         Centerpoint Properties Corp.                                  1                77
         Correctional Properties Trust                                 -                3
         Manufactured Home Communities Inc.                            1                33
         Reckson Associates Realty Corp.                               1                27
         SL Green Realty Corp.                                         1                28
         Vornado Realty Trust                                          1                29
                                                                                        396
Retail - 2.4%
         Abercrombie & Fitch Co. - Class A                             2                93
         Advance Auto Parts (b)                                        3                119
         Best Buy Co. Inc.                                             2                117
         Brown Shoe Co. Inc.                                           3                106
         Christopher & Banks Corp.                                     6                108
         CVS Corp.                                                     4                147
         Foot Locker Inc.                                              5                127
         Home Depot Inc.                                               5                180
         J.C. Penney Co. Inc.                                          3                113
         Linens `N Things Inc. (b)                                     3                88
         McDonald's Corp.                                              12               317
         Ross Stores Inc.                                              5                128
         Saks Inc. (b)                                                 6                92
         ShopKo Stores Inc. (b)                                        4                55
         Too Inc. (b)                                                  2                37
         Toys "R" Us Inc. (b)                                          9                145
         Wal-Mart Stores Inc.                                          3                153
         Wendy's International Inc.                                    2                80
         West Marine Inc. (b)                                          3                81
         Wet Seal Inc. (b) (l)                                         12               60
                                                                                        2,346
Savings & Loans - 0.9%
         Bank Mutual Corp.                                             4                46
         Fidelity Bankshares Inc.                                      2                57
         First Niagara Financial Group Inc.                            2                20
         Golden West Financial Corp.                                   1                128
         Greenpoint Financial Corp.                                    2                83
         KNBT Bancorp. Inc.                                            2                40
         New York Community Bancorp. Inc.                              7                139
         NewAlliance Bancshares Inc. (b)                               7                95
         Sovereign Bancorp. Inc.                                       14               303
                                                                                        911
Semiconductors - 3.5%
         Agere Systems Inc. (b)                                        95               219
         Agere Systems Inc. - Class B (b)                              60               129
         Amkor Technology Inc. (b)                                     5                40
         Analog Devices Inc.                                           1                42
         Asat Holdings Ltd.  (b)                                       12               25
         ASML Holding NV - NYS (b)                                     10               178
         ATMI Inc. (b)                                                 9                232
         Axcelis Technologies Inc. (b)                                 12               151
         Conexant Systems Inc. (b)                                     8                36
         Credence Systems Corp. (b)                                    13               177
         Cree Inc. (b) (l)                                             4                84
         DSP Group Inc. (b)                                            2                46
         Fairchild Semiconductor International Inc. - Class A (b)      20               331
         Formfactor Inc. (b)                                           4                79
         Infineon Technologies AG (b)                                  4                50
         Integrated Circuit Systems Inc. (b)                           7                198
         Intel Corp.                                                   6                177
         Intersil Corp.                                                9                201
         LSI Logic Corp. (b)                                           15               115
         LTX Corp. (b)                                                 27               289
         National Semiconductor Corp. (b)                              9                200
         Nvidia Corp. (b)                                              11               226
         PMC - Sierra Inc. (b)                                         2                24
         QLogic Corp. (b)                                              2                64
         Teradyne Inc. (b)                                             1                23
         Texas Instruments Inc.                                        2                57
                                                                                        3,393
Software - 1.2%
         BEA Systems Inc. (b)                                          13               109
         Business Objects SA - ADR (b) (l)                             3                60
         CSG Systems International Inc. (b)                            12               241
         FILENET Corp. (b)                                             3                88
         First Data Corp.                                              5                218
         Mantech International Corp. - Class A (b)                     3                55
         Microsoft Corp.                                               9                245
         NDCHealth Corp.                                               1                11
         Take-Two Interactive Software Inc. (b)                        1                15
         Vastera Inc. (b)                                              21               63
                                                                                        1,105
Telecommunications - 2.5%
         Amdocs Ltd. (b) (l)                                           3                80
         BellSouth Corp.                                               9                238
         Citizens Communications Co. (b)                               4                48
         PT Indonesian Satellite Corp. Tbk                             2                34
         KDDI Corp.                                                    -                120
         MASTEC Inc. (b)                                               9                51
         NTL Inc. (b)                                                  8                449
         Philippine Long Distance Telephone Co. ADR (b)                3                67
         PT Telekomunikasi Indonesia ADR (b)                           2                34
         Qwest Communications International Inc. (b)                   11               41
         SBC Communications Inc.                                       26               621
         Verizon Communications Inc.                                   17               619
                                                                                        2,402
Telecommunications Equipment - 1.5%
         ADC Telecommunications Inc. (b)                               10               28
         Adtran Inc.                                                   1                21
         Alcatel SA - ADR (b)                                          15               228
         Avaya Inc. (b)                                                9                145
         Cisco Systems Inc. (b)                                        4                103
         Comverse Technology Inc. (b)                                  7                142
         Enterasys Networks Inc. (b)                                   28               58
         Extreme Networks Inc. (b)                                     7                38
         Finisar Corp. (b)                                             16               32
         Juniper Networks Inc. (b)                                     2                49
         LM Ericsson Telephone Co. (b)                                 1                18
         Marconi Corp. Plc (b)                                         6                73
         Nortel Networks Corp. (b)                                     2                9
         Scientific-Atlanta Inc.                                       5                155
         Sycamore Networks Inc. (b)                                    75               318
                                                                                        1,417
Textiles - 0.2%
         Cintas Corp.                                                  1                53
         G&K Services Inc. - Class A                                   2                92
                                                                                        145
Tobacco - 0.8%
         Altria Group Inc.                                             15               733

Transportation - 0.4%
         CNF Inc.                                                      1                54
         EGL Inc. (b)                                                  3                88
         PAM Transportation Services (b)                               1                10
         Union Pacific Corp.                                           2                95
         USF Corp.                                                     1                28
         UTI Worldwide Inc.                                            2                84
                                                                                        359
Wireless Telecommunications - 1.2%
         American Tower Corp. (b)                                      29               435
         Crown Castle International Corp. (b)                          7                109
         Motorola Inc.                                                 15               277
         Nextel Communications Inc. (b)                                7                176
         Nextel Partners Inc. (b)                                      3                46
         Spectrasite Inc. (b)                                          3                121
                                                                                        1,164

         Total Common Stocks (cost $61,848)                                             64,390

Preferred Stocks - 0.1%
Media - 0.1%
         News Corp. Ltd. - ADR                                         3                91

         Total Preferred Stocks (cost $97)                                              91

Corporate Bonds - 0.5%
Auto Parts & Equipment - 0.1%
         Goodyear Tire & Rubber Co., 4.00%, 06/15/34 (e) (j)           $23              23
Internet - 0.1%
         Priceline.com Inc., 2.25%, 01/15/25 (e) (j)                   100              102
Software - 0.3%
         Allscripts Healthcare Solutions Inc., 3.50%, 07/15/24 (e) (j) 100              100
         Novell Inc., 0.50%, 07/15/24 (e) (j)                          100              101
         Per-Se Technologies Inc., 3.25%, 06/30/24 (e) (j)             100              110
                                                                                        311
Telecommunications - 0.0%
         MCI Inc.
         5.908%, 05/01/07                                              -                -
         6.688%, 05/01/09                                              -                -
         7.735%, 05/01/14                                              -                -
                                                                                        -

         Total Corporate Bonds (cost $424)                                              436

Government Securities - 31.9%
U.S. Treasury Securities - 31.9%
         U.S. Treasury Bond, 6.125%, 08/15/29 (l)                      4,350            4,785
         U.S. Treasury Note
         2.25%, 04/30/06 (l)                                           11,650           11,570
         3.25%, 01/15/09 (l)                                           9,000            8,827
         4.25%, 11/15/13 (l)                                           5,675            5,524

         Total Government Securities (cost $30,815)                                     30,706

Short Term Investments - 0.3%
Money Market Funds - 0.3%
         Dreyfus Cash Management Plus, 1.14% (a)                       293              293
         Total Short Term Investments (cost $293)                                       293

Total Investments - 99.8% (cost $93,477)                                                95,916
Other Assets and Liabilities, Net - 0.2%                                                197
Total Net Assets - 100%                                                                 $96,113

JNL/FMR CAPITAL GROWTH FUND
Common Stocks - 99.5%
Advertising - 1.1%
         Lamar Advertising Co. (b) (l)                                 39               $1,686

Aerospace & Defense - 3.7%
         DRS Technologies Inc. (b)                                     -                3
         Empresa Brasiliera de Aeronautica SA - ADR                    198              5,655
                                                                                        5,658
Airlines - 1.7%
         Southwest Airlines Co.                                        62               1,040
         Westjet Airlines Ltd. (b)                                     156              1,594
                                                                                        2,634
Apparel - 0.7%
         Polo Ralph Lauren Corp.                                       32               1,116

Beverages - 0.9%
         Adolph Coors Co. - Class B (l)                                18               1,309

Biotechnology - 0.6%
         Millennium Pharmaceuticals Inc. (b)                           53               734
         Momenta Pharmaceuticals Inc. (b)                              17               157
                                                                                        891
Chemicals - 2.1%
         Lyondell Chemical Co. (l)                                     144              2,499
         Olin Corp.                                                    37               647
                                                                                        3,146
Commercial Services - 12.7%
         Aramark Corp.                                                 83               2,387
         BearingPoint Inc. (b)                                         181              1,602
         Career Education Corp. (b)                                    111              5,048
         Cendant Corp. (l)                                             217              5,304
         R.R. Donnelley & Sons Co.                                     113              3,738
         Strayer Education Inc.                                        4                402
         Universal Technical Institute Inc. (b)                        24               968
                                                                                        19,449
Computers - 3.2%
         Research In Motion Ltd. (b)                                   72               4,941

Diversified Financial Services - 5.7%
         CapitalSource Inc. (b)                                        53               1,286
         CIT Group Inc.                                                21               819
         Countrywide Financial Corp.                                   15               1,061
         First Marblehead Corp. (b)                                    17               684
         Janus Capital Group Inc.                                      102              1,675
         Lehman Brothers Holdings Inc.                                 42               3,124
                                                                                        8,649
Electronics - 1.7%
         Celestica Inc. (b)                                            83               1,650
         Symbol Technologies Inc.                                      60               877
                                                                                        2,527
Engineering & Construction - 0.3%
         Fluor Corp. (l)                                               8                391

Food - 3.5%
         Archer-Daniels-Midland Co.                                    4                69
         Safeway Inc. (b) (l)                                          210              5,314
                                                                                        5,383
Forest Products & Paper - 1.2%
         Boise Cascade Corp.                                           49               1,848

Healthcare - 9.4%
         Apogent Technologies Inc. (b)                                 150              4,790
         Baxter International Inc.                                     115              3,958
         Cytyc Corp. (b)                                               104              2,649
         Edwards Lifesciences Corp. (b) (l)                            57               2,000
         Henry Schein Inc. (b)                                         7                461
         Kinetic Concepts Inc. (b)                                     8                384
         Wright Medical Group Inc. (b)                                 4                125
                                                                                        14,367
Home Furnishings - 5.0%
         Harman International Industries Inc.                          84               7,662

Insurance - 0.4%
         AMBAC Financial Group Inc.                                    9                676

Internet - 3.0%
         At Road Inc. (b)                                              26               197
         CNET Networks Inc. (b) (l)                                    55               612
         NetFlix Inc. (b) (l)                                          52               1,880
         Sina Corp. (b)                                                57               1,894
         United Online Inc. (b) (l)                                    4                76
                                                                                        4,659
Leisure Time - 4.5%
         Royal Caribbean Cruises Ltd. (l)                              158              6,876

Lodging - 1.2%
         Wynn Resorts Ltd. (b) (l)                                     47               1,804

Media - 4.6%
         Cablevision Systems Corp. (b) (l)                             162              3,189
         EchoStar Communications Corp. (b)                             70               2,147
         Salem Communications Corp. - Class A (b)                      23               629
         The DIRECTV Group Inc. (b)                                    61               1,050
                                                                                        7,015
Mining - 2.1%
         Peabody Energy Corp.                                          56               3,147

Oil & Gas Producers - 2.6%
         GlobalSantaFe Corp.                                           49               1,298
         Noble Corp. (b)                                               37               1,410
         Transocean Inc. (b) (l)                                       46               1,340
                                                                                        4,048
Oil & Gas Services - 1.3%
         Grant Prideco Inc. (b)                                        80               1,474
         National-Oilwell Inc. (b)                                     11               359
         Weatherford International Ltd. (b)                            3                139
                                                                                        1,972
Packaging & Containers - 1.1%
         Pactiv Corp. (b)                                              70               1,750

Pharmaceuticals - 2.4%
         Barr Laboratories Inc. (b)                                    34               1,149
         Medco Health Solutions Inc. (b)                               20               731
         Omnicare Inc.                                                 41               1,734
         Pharmion Corp. (b) (l)                                        2                108
                                                                                        3,722
Real Estate - 0.2%
         Global Signal Inc.                                            12               270

Retail - 4.3%
         Aeropostale Inc. (b)                                          6                163
         Best Buy Co. Inc.                                             45               2,273
         Linens `N Things Inc. (b)                                     46               1,334
         Ross Stores Inc.                                              17               447
         Saks Inc. (b) (l)                                             104              1,556
         Wendy's International Inc.                                    25               885
                                                                                        6,658
Software - 1.4%
         Autodesk Inc. (l)                                             51               2,170

Telecommunications - 4.2%
         Citizens Communications Co. (b)                               346              4,192
         NTL Inc. (b)                                                  39               2,224
                                                                                        6,416
Telecommunications Equipment - 1.5%
         Andrew Corp. (b) (l)                                          118              2,361

Transportation - 2.5%
         CNF Inc.                                                      72               2,983
         Tsakos Energy Navigation Ltd.                                 23               795
                                                                                        3,778
Wireless Telecommunications - 8.7%
         American Tower Corp. (b) (l)                                  172              2,607
         Nextel Communications Inc. (b) (l)                            387              10,325
         Spectrasite Inc. (b)                                          10               424
                                                                                        13,356

         Total Common Stocks (cost $149,586)                                            152,335

Short Term Investments - 1.3%
Money Market Funds - 1.3%
         Dreyfus Cash Management Plus, 1.14% (a)                       2,032            2,032
         Total Short Term Investments (cost $2,032)                                     2,032

Total Investments - 100.8% (cost $151,618)                                              154,367
Other Assets and Liabilities, Net -  (0.8%)                                             (1,289)
Total Net Assets - 100%                                                                 $153,078

JNL/JPMORGAN INTERNATIONAL VALUE FUND
Common Stocks - 92.9%
Aerospace & Defense - 0.9%
         BAE Systems Plc                                               135              $539

Airlines - 1.0%
         Cathay Pacific Airways Ltd.                                   267              503

Auto Manufacturers - 4.7%
         Honda Motor Co. Ltd.                                          9                439
         Peugeot SA                                                    20               1,119
         Suzuki Motor Co. Ltd.                                         52               921
                                                                                        2,479
Banks - 21.0%
         Barclays Plc                                                  89               757
         Bayerische Hypo-und Vereinsbank AG (b)                        57               1,013
         BNP Paribas SA (l)                                            25               1,564
         Credit Suisse Group (b)                                       34               1,192
         DBS Group Holdings Ltd.                                       78               652
         HSBC Holdings Plc                                             193              2,866
         Kookmin Bank (b)                                              13               418
         Royal Bank of Scotland Group Plc                              48               1,380
         Sumitomo Trust & Banking Co. Ltd.                             165              1,175
                                                                                        11,017
Beverages - 1.2%
         Asahi Breweries Ltd. (l)                                      55               611

Building Materials - 3.2%
         BPB Plc                                                       83               618
         Buzzi Unicem SpA (l)                                          28               357
         Holcim Ltd.                                                   13               697
                                                                                        1,672
Chemicals - 3.0%
         Akzo Nobel NV (l)                                             11               387
         Mitsui Chemicals Inc.                                         111              555
         Reliance Industries Ltd. - GDR (e)                            32               652
                                                                                        1,594
Commercial Services - 1.9%
         Rank Group Plc                                                117              636
         Vedior NV                                                     24               345
                                                                                        981
Distribution & Wholesale - 1.5%
         Itochu Corp. (b)                                              170              763

Diversified Financial Services - 1.8%
         Daiwa Securities Group Inc.                                   132              948

Electric - 4.1%
         Iberdrola SA (l)                                              56               1,182
         Scottish Power Plc                                            134              971
                                                                                        2,153
Electrical Components & Equipment - 2.1%
         Mitsubishi Electric Corp.                                     143              702
         Samsung Electronics Co. Ltd.                                  1                413
                                                                                        1,115
Electronics - 0.5%
         Hon Hai Precision Industry Co. Ltd. - GDR (l)                 32               240

Food - 3.8%
         Koninklijke Ahold NV (b)                                      62               489
         Koninklijke Wessanen NV                                       50               713
         Tesco Plc                                                     168              814
                                                                                        2,016
Holding Companies - Diversified - 1.6%
         Wharf Holdings Ltd.                                           286              821

Home Furnishings - 3.4%
         SONY Corp.                                                    30               1,141
         Thomson                                                       32               624
                                                                                        1,765
Insurance - 8.3%
         Aviva Plc                                                     87               894
         AXA                                                           54               1,189
         ING Groep NV                                                  43               1,010
         Zurich Financial Services AG (b)                              8                1,250
                                                                                        4,343
Iron & Steel - 1.9%
         Arcelor                                                       58               972

Lodging - 1.2%
         InterContinental Hotels Group Plc                             58               613

Machinery - 1.8%
         Kubota Corp.                                                  182              967

Media - 0.9%
         United Business Media Plc                                     53               487

Metal Fabrication & Hardware - 1.6%
         SKF AB (l)                                                    19               715
         SKF AB - Class A (l)                                          3                111
                                                                                        826
Oil & Gas Producers - 7.3%
         BP Plc                                                        194              1,715
         ENI-Ente Nazionale Idrocarburi SpA (l)                        69               1,379
         LUKOIL - ADR                                                  4                416
         Petroleo Brasileiro SA - Petrobras - ADR                      12               293
                                                                                        3,803
Pharmaceuticals - 0.7%
         Schering AG                                                   6                344

Retail - 1.7%
         Compagnie Financiere Richemont AG - Class A                   34               901

Telecommunications - 7.2%
         Nippon Telegraph & Telephone Corp.                            -                1,117
         PT Telekomunikasi Indonesia (b)                               675              531
         Singapore Telecommunications Ltd.                             599              782
         Telefonica SA                                                 59               869
         Telekom Austria AG                                            33               500
                                                                                        3,799
Tobacco - 1.3%
         Japan Tobacco Inc.                                            -                676

Toys & Hobbies - 1.3%
         Nintendo Co. Ltd.                                             6                696

Water - 2.0%
         Veolia Environnement (l)                                      38               1,071
         Total Common Stocks (cost $46,768)                                             48,715

Preferred Stocks - 1.8%
Media - 0.8%
         News Corp. Ltd.                                               54               443
Pharmaceuticals - 1.0%
         Fresenius AG                                                  7                514
         Total Preferred Stocks (cost $948)                                             957

Short Term Investments - 4.0%
Money Market Funds - 2.6%
         Dreyfus Cash Management Plus, 1.14% (a)                       1,385            1,385
U.S. Treasury Bills - 1.3%
         U.S. Treasury Bill, 1.05%, 07/29/04 (m)                       $690             689
         Total Short Term Investments (cost $2,074)                                     2,074

Total Investments - 98.7% (cost $49,790)                                                51,746
Other Assets and Liabilities, Net - 1.3%                                                681
Total Net Assets - 100%                                                                 $52,427

JNL/LAZARD MID CAP VALUE FUND
Common Stocks - 95.3%
Aerospace & Defense - 1.5%
         Alliant Techsystems Inc. (b)                                  42               $2,673

Airlines - 1.8%
         Southwest Airlines Co.                                        184              3,092

Apparel - 4.4%
         NIKE Inc.                                                     24               1,810
         Polo Ralph Lauren Corp.                                       82               2,839
         Reebok International Ltd.                                     70               2,526
                                                                                        7,175
Auto Parts & Equipment - 1.3%
         Lear Corp.                                                    35               2,088

Banks - 5.6%
         City National Corp.                                           36               2,339
         First Horizon National Corp.                                  40               1,823
         M&T Bank Corp.                                                20               1,737
         Mercantile Bankshares Corp.                                   35               1,620
         North Fork Bancorp. Inc. (l)                                  47               1,781
                                                                                        9,300
Beverages - 2.3%
         Pepsi Bottling Group Inc.                                     123              3,753

Chemicals - 2.9%
         Ashland Inc.                                                  33               1,753
         Rohm & Haas Co.                                               71               2,948
                                                                                        4,701
Commercial Services - 4.8%
         Aramark Corp.                                                 118              3,382
         Arbitron Inc. (b)                                             63               2,290
         Iron Mountain Inc. (b)                                        46               2,196
                                                                                        7,868

Computers - 5.9%
         DST Systems Inc. (b)                                          65               3,115
         Imation Corp.                                                 48               2,024
         Storage Technology Corp. (b)                                  100              2,912
         Unisys Corp. (b)                                              121              1,673
                                                                                        9,724
Distribution & Wholesale - 0.7%
         CDW Corp.                                                     18               1,122

Diversified Financial Services - 2.5%
         Federated Investors Inc.                                      79               2,397
         Student Loan Corp.                                            13               1,802
                                                                                        4,199
Environmental Control - 2.1%
         Republic Services Inc.                                        120              3,458

Food - 1.5%
         Safeway Inc. (b) (l)                                          96               2,440

Gas - 1.2%
         KeySpan Corp.                                                 53               1,934

Hand & Machine Tools - 1.5%
         Black & Decker Corp.                                          39               2,435

Healthcare - 8.4%
         DaVita Inc. (b)                                               60               1,837
         Edwards Lifesciences Corp. (b)                                68               2,384
         Health Net Inc. (b)                                           96               2,555
         Laboratory Corp. of America Holdings (b)                      106              4,196
         VISX Inc. (b)                                                 109              2,910
                                                                                        13,882
Household Products - 2.0%
         Avery Dennison Corp. (l)                                      51               3,271

Insurance - 1.7%
         Protective Life Corp.                                         71               2,761

Internet - 1.4%
         WebMD Corp. (b) (l)                                           254              2,363

Iron & Steel - 0.6%
         International Steel Group Inc. (b) (l)                        31               931

Manufacturing - 1.5%
         ITT Industries Inc.                                           30               2,490

Media - 1.8%
         Westwood One Inc. (b)                                         124              2,949

Office & Business Equipment - 1.7%
         Pitney Bowes Inc.                                             65               2,867

Oil & Gas Producers - 4.3%
         GlobalSantaFe Corp.                                           90               2,388
         Premcor Inc. (b)                                              22               840
         Unocal Corp.                                                  55               2,094
         Valero Energy Corp.                                           24               1,770
                                                                                        7,092
Oil & Gas Services - 1.3%
         Baker Hughes Inc.                                             59               2,206

Packaging & Containers - 3.8%
         Ball Corp.                                                    46               3,336
         Pactiv Corp. (b)                                              118              2,948
                                                                                        6,284
Pharmaceuticals - 1.7%
         AmerisourceBergen Corp.                                       33               1,997
         Medco Health Solutions Inc. (b)                               21               780
                                                                                        2,777
Real Estate - 4.7%
         AMB Property Corp.                                            68               2,354
         Archstone-Smith Trust                                         107              3,124
         Health Care Property Investors Inc.                           95               2,279
                                                                                        7,757
Retail - 7.6%
         Abercrombie & Fitch Co. - Class A                             43               1,662
         Circuit City Stores Inc. - Circuit City Group (l)             213              2,765
         Dollar Tree Stores Inc. (b)                                   118              3,242
         Limited Brands Inc.                                           32               601
         Sears Roebuck & Co.                                           66               2,500
         Yum! Brands Inc. (b)                                          45               1,675
                                                                                        12,445
Semiconductors - 4.2%
         AMIS Holdings Inc. (b)                                        119              2,013
         Intersil Corp.                                                62               1,349
         Novellus Systems Inc. (b) (l)                                 73               2,295
         QLogic Corp. (b)                                              45               1,199
                                                                                        6,856
Software - 3.4%
         Dun & Bradstreet Corp. (b)                                    30               1,617
         PeopleSoft Inc. (b)                                           107              1,970
         SEI Investments Co.                                           70               2,039
                                                                                        5,626
Telecommunications - 0.5%
         MCI Inc. (b)                                                  56               788

Toys & Hobbies - 3.5%
         Leapfrog Enterprises Inc. (b) (l)                             130              2,586
         Mattel Inc.                                                   178              3,256
                                                                                        5,842
Transportation - 1.2%
         Norfolk Southern Corp.                                        73               1,933
         Total Common Stocks (cost $140,489)                                            157,082

Short Term Investments - 5.6%
Money Market Funds - 5.6%
         Dreyfus Cash Management Plus, 1.14% (a)                       8,168            8,168
         Dreyfus Government Cash Management, 0.96% (a)                 1,097            1,097

         Total Short Term Investments (cost $9,265)                                     9,265

Total Investments - 100.9% (cost $149,754)                                              166,347
Other Assets and Liabilities, Net -  (0.9%)                                             (1,555)
Total Net Assets - 100%                                                                 $164,792

JNL/LAZARD SMALL CAP VALUE FUND
Common Stocks - 96.9%
Advertising - 1.8%
         Advo Inc.                                                     49               $1,603
         R.H. Donnelley Corp. (b)                                      33               1,439
                                                                                        3,042
Aerospace & Defense - 1.5%
         DRS Technologies Inc. (b)                                     80               2,539

Agriculture - 0.7%
         Delta & Pine Land Co.                                         55               1,201

Airlines - 0.9%
         Airtran Holdings Inc. (b)                                     107              1,519

Apparel - 4.5%
         Gymboree Corp. (b)                                            100              1,542
         Kellwood Co.                                                  45               1,951
         K-Swiss Inc. - Class A                                        84               1,687
         Timberland Co. - Class A (b)                                  26               1,660
         Warnaco Group Inc. (b)                                        34               732
                                                                                        7,572
Banks - 7.5%
         First Community Bancorp.                                      22               850
         First Midwest Bancorp. Inc.                                   51               1,810
         First Republic Bank                                           22               935
         Hudson United Bancorp.                                        20               753
         South Financial Group Inc.                                    51               1,431
         Sterling Bancshares Inc.                                      116              1,645
         Texas Regional Bancshares Inc. - Class A                      10               464
         Umpqua Holdings Corp.                                         18               384
         United Bankshares Inc.                                        47               1,528
         W Holding Co. Inc.                                            73               1,251
         Westamerica Bancorp.                                          33               1,714
                                                                                        12,765
Beverages - 0.5%
         Robert Mondavi Corp. - Class A (b)                            21               789

Building Materials - 0.4%
         Florida Rock Industries Inc.                                  15               630

Chemicals - 3.7%
         Ferro Corp.                                                   50               1,341
         Olin Corp.                                                    108              1,903
         PolyOne Corp. (b)                                             176              1,308
         Spartech Corp.                                                68               1,767
                                                                                        6,319
Commercial Services - 4.4%
         Arbitron Inc. (b)                                             44               1,611
         BearingPoint Inc. (b)                                         210              1,865
         Learning Tree International Inc. (b)                          77               1,110
         MPS Group Inc. (b)                                            128              1,550
         Watson Wyatt & Co. Holdings                                   52               1,388
                                                                                        7,524
Computers - 3.3%
         Advanced Digital Information Corp. (b)                        150              1,451
         BISYS Group Inc. (b)                                          102              1,435
         Mentor Graphics Corp. (b)                                     71               1,101
         Mercury Computer Systems Inc. (b)                             46               1,151
         Pec Solutions Inc. (b) (l)                                    44               528
                                                                                        5,666
Diversified Financial Services - 3.4%
         eSPEED Inc. (b)                                               118              2,079
         Financial Federal Corp. (b)                                   24               833
         IndyMac Bancorp. Inc.                                         28               894
         Knight Trading Group Inc. (b)                                 199              1,990
                                                                                        5,796
Electric - 0.9%
         Cleco Corp.                                                   80               1,446

Electrical Components & Equipment - 1.0%
         GrafTech International Ltd. (b)                               158              1,652

Electronics - 2.9%
         Coherent Inc. (b)                                             47               1,400
         Electro Scientific Industries Inc. (b)                        50               1,410
         Metrologic Instruments Inc. (b)                               70               1,403
         Varian Inc. (b)                                               17               704
                                                                                        4,917
Engineering & Construction - 1.9%
         Chicago Bridge & Iron Co. NV                                  59               1,643
         Shaw Group Inc. (b)                                           162              1,645
                                                                                        3,288
Entertainment - 2.0%
         Alliance Gaming Corp. (b)                                     129              2,210
         AMC Entertainment Inc. (b)                                    78               1,205
                                                                                        3,415
Environmental Control - 2.0%
         Tetra Tech Inc. (b)                                           82               1,339
         Waste Connections Inc. (b) (l)                                70               2,064
                                                                                        3,403
Forest Products & Paper - 0.3%
         Caraustar Industries Inc. (b)                                 36               512

Gas - 1.6%
         AGL Resources Inc.                                            59               1,723
         New Jersey Resources Corp.                                    23               948
                                                                                        2,671
Healthcare - 8.4%
         Beverly Enterprises Inc. (b) (l)                              253              2,173
         DJ Orthopedics Inc. (b)                                       78               1,803
         Inamed Corp. (b)                                              28               1,776
         Inveresk Research Group Inc. (b)                              52               1,597
         Kindred Healthcare Inc. (b)                                   61               1,607
         LifePoint Hospitals Inc. (b)                                  41               1,507
         Odyssey HealthCare Inc. (b)                                   14               267
         PSS World Medical Inc. (b)                                    119              1,332
         Select Medical Corp.                                          141              1,890
         WellCare Health Plans Inc. (b)                                15               257
                                                                                        14,209
Home Furnishings - 0.6%
         Tempur-Pedic International Inc. (b)                           69               961

Household Products - 1.0%
         Scotts Co. - Class A (b)                                      20               1,245
         Toro Co.                                                      7                505
                                                                                        1,750
Insurance - 3.2%
         Arch Capital Group Ltd. (b)                                   56               2,225
         Assured Guaranty Ltd. (b)                                     98               1,654
         Max Re Capital Ltd.                                           43               834
         Reinsurance Group of America                                  17               691
                                                                                        5,404
Internet - 2.9%
         Avocent Corp. (b)                                             52               1,926

ProQuest Co. (b)                                                       71               1,921
         Verity Inc. (b)                                               79               1,071
                                                                                        4,918
Machinery - 0.7%
         Nordson Corp.                                                 27               1,162
         Tecumseh Products Co.                                         3                103
                                                                                        1,265
Manufacturing - 0.9%
         Roper Industries Inc.                                         27               1,525

Media - 2.3%
         Journal Register Co. (b)                                      71               1,418
         Liberty Corp.                                                 37               1,723
         Pulitzer Inc.                                                 16               787
                                                                                        3,928
Office Furnishings - 0.8%
         Herman Miller Inc.                                            48               1,398

Oil & Gas Producers - 4.0%
         Denbury Resources Inc. (b)                                    75               1,579
         Forest Oil Corp. (b)                                          46               1,268
         Grey Wolf Inc. (b)                                            259              1,098
         Houston Exploration Co. (b)                                   29               1,483
         Newfield Exploration Co. (b)                                  24               1,343
                                                                                        6,771
Oil & Gas Services - 3.2%
         CAL Dive International Inc. (b)                               31               949
         Key Energy Services Inc. (b)                                  293              2,765
         Maverick Tube Corp. (b)                                       64               1,686
                                                                                        5,400
Packaging & Containers - 0.8%
         Packaging Corp. of America                                    58               1,377

Pharmaceuticals - 2.9%
         Able Laboratories Inc. (b)                                    95               1,955
         MIM Corp. (b)                                                 172              1,496
         Par Pharmaceutical Cos. Inc. (b)                              27               947
         QLT PhotoTherapeutics Inc. (b)                                29               589
                                                                                        4,987
Pipelines - 0.7%
         Kinder Morgan Management LLC (b)                              34               1,253

Real Estate - 2.8%
         Alexandria Real Estate Equities Inc.                          11               608
         CarrAmerica Realty Corp.                                      48               1,451
         Maguire Properties Inc.                                       53               1,318
         Mills Corp.                                                   30               1,382
                                                                                        4,759
Retail - 1.7%
         Cost Plus Inc. (b)                                            39               1,249
         Jack in the Box Inc. (b)                                      2                68
         Sonic Corp. (b)                                               67               1,519
                                                                                        2,836
Savings & Loans - 1.0%
         MAF Bancorp. Inc.                                             40               1,703

Semiconductors - 6.6%
         AMIS Holdings Inc. (b)                                        75               1,271
         Credence Systems Corp. (b) (l)                                141              1,946
         Emulex Corp. (b) (l)                                          58               831
         Exar Corp. (b)                                                110              1,618
         Microsemi Corp. (b)                                           118              1,671
         Omnivision Technologies Inc. (b)                              93               1,477
         Semtech Corp. (b)                                             39               913
         Zoran Corp. (b)                                               80               1,474
                                                                                        11,201
Software - 1.5%
         Hyperion Solutions Corp. (b)                                  22               966
         Take-Two Interactive Software Inc. (b)                        51               1,575
                                                                                        2,541
Telecommunications Equipment - 2.9%
         C-COR.net Corp. (b)                                           202              2,074
         CommScope Inc. (b)                                            85               1,825
         Extreme Networks Inc. (b)                                     187              1,033
                                                                                        4,932
Toys & Hobbies - 1.1%
         Leapfrog Enterprises Inc. (b) (l)                             98               1,945

Transportation - 1.7%
         Forward Air Corp. (b)                                         26               987
         Swift Transportation Co. Inc. (b)                             110              1,973
                                                                                        2,960

         Total Common Stocks (cost $148,193)                                            164,689

Short Term Investments - 3.8%
Money Market Funds - 3.8%
         Dreyfus Cash Management Plus, 1.14% (a)                       6,496            6,496
         Total Short Term Investments (cost $6,496)                                     6,496

Total Investments - 100.7% (cost $154,689)                                              171,185
Other Assets and Liabilities, Net -  (0.7%)                                             (1,171)
Total Net Assets - 100%                                                                 $170,014

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
Corporate Bonds - 27.1%
Aerospace & Defense - 0.3%
         General Dynamics Corp., 4.25%, 05/15/13 (l)                   $150             $140
         Lockheed Martin Corp., 8.50%, 12/01/29                        75               95
         United Technologies Corp.
         6.35%, 03/01/11                                               75               81
         6.70%, 08/01/28                                               50               54
                                                                                        370
Agriculture - 0.1%
         Bunge Ltd. Finance Corp., 5.35%, 04/15/14 (e)                 75               72

Asset Backed Securities - 5.6%
         AmeriCredit Automobile Receivables Trust
         3.67%, 06/08/09                                               500              504
         2.84%, 08/06/10                                               115              113
         Bear Stearns Commercial Mortgage Securities
         6.80%, 09/15/08                                               76               80
         Capital One Auto Finance Trust, 3.18%, 09/15/10               250              246
         Capital One Master Trust, 6.31%, 06/15/11                     200              216
         Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09     150              148
         Chase Manhattan Bank-First Union, 7.439%, 08/15/31            50               56
         Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31         64               68
         CS First Boston Mortgage Securities Corp., 6.91%, 09/15/41    254              270
         DaimlerChrysler Auto Trust, 3.78%, 02/06/07                   400              404
         DLJ Commercial Mortgage Corp.
         6.93%, 08/10/09                                               143              152
         6.46%, 03/10/32                                               50               54
         6.88%, 06/10/32                                               55               58
         First Union Commercial Mortgage Securities Inc.,
         6.65%, 11/18/29                                               97               103
         First Union National Bank Commercial Mortgage Trust
         7.184%, 12/15/31                                              69               71
         7.39%, 12/15/31                                               105              118
         First Union National Bank-Bank of America Commercial,
         Mortgage Trust, 6.136%, 03/15/33                              301              321
         First Union-Lehman Brothers-Bank of America,
         Commercial Mortgage Trust, 6.56%, 11/18/35                    250              270
         Fleet Credit Card Master Trust II, 5.60%, 12/15/08 (l)        250              261
         GMAC Commercial Mortgage Securities Inc.,
         6.42%, 05/15/35                                               100              108
         Heller Financial Commercial Mortgage Asset Corp.,
         6.50%, 05/15/31                                               78               83
         Honda Auto Receivables Owner Trust
         3.96%, 02/19/07                                               171              172
         2.77%, 11/21/08                                               200              198
         Household Automotive Trust
         2.31%, 04/17/08                                               350              347
         4.37%, 12/17/08                                               100              102
         3.02%, 12/17/10                                               365              357
         JPMorgan Chase Commercial Mortgage Securities Corp.,
         5.822%, 05/12/34                                              250              263
         JPMorgan Commercial Mortgage Finance Corp.,
         6.507%, 10/15/35 (g)                                          35               38
         LB Commercial Conduit Mortgage Trust
         6.48%, 02/18/30                                               200              215
         6.41%, 06/15/31                                               121              126
         6.78%, 06/15/31                                               223              244
         LB-UBS Commercial Mortgage Trust
         5.401%, 03/15/26                                              102              106
         3.85%, 05/15/27                                               250              234
         5.594%, 06/15/31                                              75               77
         Morgan Stanley Capital I, 6.52%, 03/15/30                     95               102
         Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36         100              113
         Mortgage Capital Funding Inc., 7.288%, 02/20/27               21               22
         PP&L Transition Bond Co. LLC, 7.05%, 06/25/09                 55               60
         Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10     100              107
         Sears Credit Account Master Trust, 5.65%, 03/17/09            113              114
         Toyota Auto Receivables Owner Trust, 4.72%, 09/15/08          108              110
         Wachovia Bank Commercial Mortgage Trust,
         4.566%, 04/15/35                                              250              243
         WFS Financial Owner Trust, 2.41%, 12/20/10                    135              132
                                                                                        7,186
Auto     Manufacturers - 0.4% DaimlerChrysler NA Holding Corp.
         7.25%, 01/18/06 (l)                                           250              265
         4.75%, 01/15/08 (l)                                           150              151
         4.05%, 06/04/08                                               100              98
                                                                                        514
Banks - 3.1%
         ABN Amro Bank NV, 7.55%, 06/28/06 (f)                         100              108
         Bank of America Corp.
         5.25%, 02/01/07                                               100              104
         4.875%, 09/15/12 (l)                                          150              146
         Bank One Corp., 6.50%, 02/01/06                               200              211
         Barclays Bank Plc, 6.86%, 09/15/49 (e)                        50               52
         BB&T Corp., 6.50%, 08/01/11                                   75               81
         Corp. Andina De Fomento CAF, 6.875%, 03/15/12                 150              161
         European Bank for Reconstruction & Development,
         5.375%, 06/15/06                                              100              105
         Fleet National Bank, 5.75%, 01/15/09                          100              106
         HSBC Holdings Plc, 5.25%, 12/12/12                            100              99
         Inter-American Development Bank, 7.375%, 01/15/10             100              116
         KFW International Finance
         2.50%, 10/17/05 (l)                                           100              100
         3.25%, 03/30/09 (l)                                           100              97
         Korea Development Bank, 5.50%, 11/13/12 (l)                   75               74
         National Australia Bank Ltd., 8.60%, 05/19/10                 250              295
         National City Bank, 4.625%, 05/01/13                          100              94
         National Westminster Bank Plc, 7.375%, 10/01/09               250              283
         NB Capital Trust II, 7.83%, 12/15/26                          75               81
         Popular North America Inc.
         6.125%, 10/15/06                                              150              158
         4.25%, 04/01/08                                               100              100
         Province of Ontario, 6.00%, 02/21/06 (l)                      200              210
         Royal Bank of Scotland Group Plc, 5.00%, 10/01/14 (l)         100              96
         US Bancorp., 6.75%, 10/15/05                                  75               79
         US Bank National Association, 6.375%, 08/01/11                100              108
         Wachovia Corp.
         7.55%, 08/18/05                                               100              105
         7.50%, 07/15/06                                               500              544
         Wells Fargo & Co., 5.00%, 11/15/14 (l)                        200              193
                                                                                        3,908
Beverages - 0.3%
         Anheuser-Busch Cos. Inc., 6.80%, 01/15/31                     75               83
         Coca-Cola Enterprises Inc.
         6.125%, 08/15/11                                              75               81
         7.125%, 08/01/17                                              100              113
         Pepsi Bottling Group Inc., 7.00%, 03/01/29                    75               84
                                                                                        361
Chemicals - 0.4%
         Dow Chemical Co.
         6.125%, 02/01/11                                              50               53
         6.00%, 10/01/12                                               50               52
         E.I. du Pont de Nemours & Co., 4.75%, 11/15/12                100              98
         PPG Industries Inc., 7.05%, 08/15/09                          100              112
         Praxair Inc., 3.95%, 06/01/13 (l)                             100              91
         Rohm & Haas Co., 7.85%, 07/15/29                              50               60
                                                                                        466
Commercial Services - 0.1%
         Hertz Corp., 7.625%, 06/01/12                                 100              106

Computers - 0.1%
         International Business Machines Corp.
         4.75%, 11/29/12                                               75               73
         7.00%, 10/30/45                                               50               56
                                                                                        129
Diversified Financial Services - 5.7%
         Associates Corp., 6.25%, 11/01/08                             300              323
         Bear Stearns Co. Inc.
         7.80%, 08/15/07                                               250              279
         2.875%, 07/02/08                                              250              237
         Boeing Capital Corp.
         4.75%, 08/25/08                                               100              102
         5.80%, 01/15/13 (l)                                           125              128
         CIT Group Inc., 7.375%, 04/02/07                              250              274
         Citigroup Inc., 6.00%, 02/21/12 (l)                           100              106
         Countrywide Home Loans Inc.
         5.50%, 08/01/06                                               75               78
         5.50%, 02/01/07                                               200              208
         Ford Motor Credit Co.
         7.75%, 03/15/05                                               250              258
         6.125%, 01/09/06                                              250              258
         7.75%, 02/15/07                                               100              108
         7.20%, 06/15/07                                               100              106
         5.625%, 10/01/08 (l)                                          200              202
         5.80%, 01/12/09                                               100              101
         7.25%, 10/25/11                                               75               78
         General Electric Capital Corp.
         4.25%, 01/15/08 (l)                                           150              152
         6.75%, 03/15/32                                               150              161
         General Motors Acceptance Corp.
         6.75%, 01/15/06                                               250              262
         4.50%, 07/15/06                                               200              202
         6.125%, 09/15/06                                              100              104
         6.125%, 02/01/07 (l)                                          150              157
         6.125%, 08/28/07                                              200              209
         5.85%, 01/14/09 (l)                                           150              152
         7.25%, 03/02/11 (l)                                           175              184
         Goldman Sachs Group Inc.
         6.65%, 05/15/09                                               250              272
         5.25%, 04/01/13                                               100              98
         Household Finance Corp.
         6.875%, 03/01/07                                              100              108
         7.625%, 05/17/32                                              150              175
         International Finance Corp., 5.25%, 05/02/06 (l)              100              104
         International Lease Finance Corp., 5.75%, 10/15/06            250              263
         JPMorgan Chase & Co.
         5.625%, 08/15/06 (l)                                          100              105
         6.625%, 03/15/12                                              100              108
         5.75%, 01/02/13                                               100              102
         Lehman Brothers Holdings Inc., 7.00%, 02/01/08                250              274
         Merrill Lynch & Co. Inc., 7.375%, 05/15/06                    100              108
         Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32             100              111
         National Rural Utilities, 5.75%, 08/28/09                     200              211
         SLM Corp., 5.05%, 11/14/14                                    250              240
         Textron Financial Corp.
         7.125%, 12/09/04                                              50               51
         6.00%, 11/20/09                                               250              269
         Toyota Motor Credit Corp., 2.875%, 08/01/08                   100              96
                                                                                        7,124
Electric - 1.7%
         Alabama Power Co., 5.875%, 12/01/22                           100              99
         AmerenUE, 6.75%, 05/01/08                                     100              109
         Dominion Resources Inc., 5.25%, 08/01/33                      100              95
         Duke Energy Corp., 5.625%, 11/30/12                           150              150
         Florida Power & Light Co., 6.00%, 06/01/08                    100              107
         FPL Group Capital Inc.
         7.625%, 09/15/06                                              100              109
         7.375%, 06/01/09                                              100              113
         Hydro Quebec
         8.00%, 02/01/13                                               100              120
         7.50%, 04/01/16                                               100              119
         Midamerican Energy Co., 6.75%, 12/30/31 (l)                   50               53
         Northern States Power Co., 8.00%, 08/28/12                    100              119
         Ohio Power Co., 5.50%, 02/15/13                               100              100
         Oncor Electric Delivery Co., 6.375%, 01/15/15                 300              315
         Peco Energy Co., 4.75%, 10/01/12                              100              98
         PPL Electric Utilities Corp., 6.25%, 08/15/09                 100              108
         SCANA Corp., 6.875%, 05/15/11                                 75               83
         Southern California Edison Co., 6.00%, 01/15/34               75               72
         Virginia Electric and Power Co., 4.75%, 03/01/13              50               48
         Wisconsin Energy Corp., 6.50%, 04/01/11                       100              108
                                                                                        2,125
Electrical Components & Equipment - 0.1%
         Emerson Electric Co., 5.00%, 12/15/14                         100              98

Food - 1.0%
         Archer-Daniels-Midland Co., 8.125%, 06/01/12                  75               90
         Campbell Soup Co., 5.00%, 12/03/12                            150              149
         ConAgra Foods Inc., 7.875%, 09/15/10                          200              232
         HJ Heinz Finance Co., 6.625%, 07/15/11                        200              221
         Kraft Foods Inc.
         4.625%, 11/01/06                                              50               51
         5.25%, 06/01/07                                               100              104
         Nabisco Inc., 7.05%, 07/15/07                                 200              218
         Sara Lee Corp., 6.25%, 09/15/11                               75               81
         Unilever Capital Corp., 7.125%, 11/01/10                      100              113
                                                                                        1,259

Gas - 0.2%
         KeySpan Corp., 6.15%, 06/01/06                                100              105
         Sempra Energy, 4.75%, 05/15/09                                200              202
                                                                                        307
Healthcare - 0.1%
         Baxter International Inc., 4.625%, 03/15/15                   75               69
         UnitedHealth Group Inc., 7.50%, 11/15/05                      85               90
                                                                                        159
Insurance - 0.9%
         Aegon NV, 4.75%, 06/01/13                                     150              143
         Allstate Corp.
         6.125%, 02/15/12                                              75               80
         5.35%, 06/01/33                                               75               66
         American International Group Inc., 4.25%, 05/15/13            100              93
         Chubb Corp., 5.20%, 04/01/13                                  100              98
         Hartford Life Inc., 7.65%, 06/15/27                           75               87
         John Hancock Financial Services Inc., 5.625%, 12/01/08        250              262
         Marsh & McLennan Cos Inc., 3.625%, 02/15/08                   100              99
         Metlife Inc., 5.00%, 11/24/13 (l)                             100              97
         Travelers Property Casualty Corp., 6.75%, 11/15/06            100              108
                                                                                        1,133
Investment Companies - 0.3%
         Credit Suisse First Boston USA Inc.
         5.875%, 08/01/06                                              100              105
         6.125%, 11/15/11                                              100              105
         7.125%, 07/15/32                                              100              111
                                                                                        321
Machinery - 0.2%
         Caterpillar Inc., 7.30%, 05/01/31                             100              116
         Deere & Co., 8.10%, 05/15/30                                  70               88
                                                                                        204
Manufacturing - 0.1%
         Honeywell International Inc., 6.125%, 11/01/11                100              107

Media - 1.1%
         AOL Time Warner Inc., 6.125%, 04/15/06                        200              210
         AT&T Broadband Corp., 8.375%, 03/15/13                        250              292
         COX Communications Inc., 7.875%, 08/15/09                     150              170
         Liberty Media Corp., 8.50%, 07/15/29 (l)                      50               58
         News America Inc., 7.30%, 04/30/28                            50               54
         Time Warner Entertainment Co. LP, 7.25%, 09/01/08             250              275
         Time Warner Inc., 6.625%, 05/15/29                            100              97
         Viacom Inc., 7.875%, 07/30/30                                 125              148
         Walt Disney Co., 7.00%, 03/01/32                              50               54
                                                                                        1,358
Mining - 0.3%
         Alcan Inc., 4.875%, 09/15/12                                  50               49
         Alcoa Inc.
         6.50%, 06/01/11                                               125              137
         5.375%, 01/15/13                                              50               50
         BHP Billiton Finance USA Ltd., 4.80%, 04/15/13                200              194
                                                                                        430
Oil & Gas Producers - 1.0%
         Apache Corp., 7.95%, 04/15/26                                 50               60
         Conoco Funding Co., 7.25%, 10/15/31                           75               86
         ConocoPhillips
         4.75%, 10/15/12                                               150              146
         6.65%, 07/15/18                                               75               82
         Marathon Oil Corp., 6.125%, 03/15/12                          200              211
         Norsk Hydro ASA, 6.36%, 01/15/09                              250              270
         Pemex Project Funding Master Trust, 8.625%, 02/01/22 (l)      75               78
         Suncor Energy Inc., 5.95%, 12/01/34                           100              97
         Texaco Capital Inc., 8.625%, 11/15/31                         100              136

         XTO Energy Inc., 4.90%, 02/01/14                              75               71
                                                                                        1,237
Oil & Gas Services - 0.1%
         Baker Hughes Inc., 6.25%, 01/15/09                            150              162

Pharmaceuticals - 0.4%
         Bristol-Myers Squibb Co.
         5.75%, 10/01/11                                               100              104
         5.25%, 08/15/13 (e)                                           100              99
         Cardinal Health Inc., 6.75%, 02/15/11                         75               83
         Pharmacia Corp., 6.60%, 12/01/28                              100              108
         Schering-Plough Corp., 6.50%, 12/01/33                        50               50
         Wyeth, 5.50%, 03/15/13                                        100              97
                                                                                        541
Pipelines - 0.1%
         Consolidated Natural Gas Co., 6.80%, 12/15/27                 50               52
         Kinder Morgan Energy Partners LP, 5.00%, 12/15/13 (l)         75               71
                                                                                        123
Real Estate - 0.2%
         Simon Property Group LP, 7.125%, 02/09/09                     200              220
Retail - 0.8%
         CVS Corp., 5.625%, 03/15/06                                   300              313
         Federated Department Stores, 6.90%, 04/01/29                  100              104
         Kohl's Corp., 7.25%, 06/01/29                                 75               84
         Lowe's Cos. Inc., 6.875%, 02/15/28                            75               82
         McDonald's Corp., 5.95%, 01/15/08                             100              106
         Target Corp.
         5.50%, 04/01/07                                               75               79
         7.00%, 07/15/31                                               100              112
         Wal-Mart Stores Inc.
         4.55%, 05/01/13 (l)                                           100              96
         7.55%, 02/15/30 (l)                                           50               60
                                                                                        1,036
Software - 0.2%
         First Data Corp., 5.625%, 11/01/11                            200              209

Telecommunications - 1.4%
         Alltel Corp., 7.875%, 07/01/32 (l)                            50               58
         BellSouth Corp., 6.875%, 10/15/31 (l)                         200              208
         Deutsche Telekom International Finance BV,
         8.50%, 06/15/10                                               400              468
         GTE Corp., 6.94%, 04/15/28                                    50               51
         SBC Communications Inc., 5.875%, 02/01/12                     100              103
         Southwestern Bell Telephone Co., 7.00%, 07/01/15              100              110
         Sprint Capital Corp.
         6.00%, 01/15/07                                               150              157
         6.875%, 11/15/28                                              75               72
         Telecom Italia Capital SA, 6.375%, 11/15/33 (e) (l)           50               48
         Telefonica Europe BV, 8.25%, 09/15/30 (l)                     100              122
         Verizon Global Funding Corp.
         7.25%, 12/01/10                                               250              279
         7.75%, 12/01/30                                               50               56
                                                                                        1,732
Transportation - 0.2%
         Burlington Northern Santa Fe Corp., 5.90%, 07/01/12           150              156
         Norfolk Southern Corp., 7.25%, 02/15/31                       75               82
                                                                                        238
Wireless Telecommunications - 0.6%
         AT&T Wireless Services Inc., 7.50%, 05/01/07                  250              274
         Verizon Wireless Capital LLC, 5.375%, 12/15/06                200              209
         Vodafone Group Plc, 7.75%, 02/15/10                           200              229
                                                                                        712
         Total Corporate Bonds (cost $34,275)                                           33,947

Government Securities - 71.6%
Banks - 0.2%
         International Bank for Reconstruction & Development,
         4.375%, 09/28/06                                              300              308

Sovereign - 1.8%
         Canadian Government, 6.75%, 08/28/06 (l)                      100              108
         Chile Government International Bond, 5.50%, 01/15/13          100              100
         Export Development Canada, 2.75%, 12/12/05                    100              100
         Financement-Quebec, 5.00%, 10/25/12                           100              100
         Inter-American Development Bank
         5.375%, 01/18/06                                              100              104
         6.125%, 03/08/06                                              100              106
         Nova Scotia Province, 5.75%, 02/27/12                         100              105
         Province of British Columbia, 4.625%, 10/03/06 (l)            100              103
         Province of Quebec
         5.75%, 02/15/09                                               125              133
         7.50%, 07/15/23                                               100              120
         Republic of Italy
         2.50%, 03/31/06                                               100              100
         4.375%, 06/15/13 (l)                                          100              97
         5.375%, 06/15/33                                              100              93
         Republic of Korea, 8.875%, 04/15/08 (l)                       300              348
         Spain Government International Bond, 7.00%, 07/19/05          100              105
         State of Israel, 4.625%, 06/15/13                             75               69
         United Mexican States
         6.375%, 01/16/13                                              150              150
         7.50%, 04/08/33                                               250              242
                                                                                        2,283
U.S.     Government Agencies - 50.4% Federal Home Loan Mortgage Corp.
         1.50%, 08/15/05 (l)                                           320              317
         2.125%, 11/15/05 (l)                                          300              298
         2.50%, 12/15/05 (l)                                           1,400            1,398
         2.00%, 02/27/06 (l)                                           100              99
         2.50%, 03/15/06                                               2,020            2,011
         2.375%, 02/15/07 (l)                                          2,500            2,436
         4.50%, 07/23/07 (l)                                           150              150
         4.25%, 05/04/09 (l)                                           200              198
         5.125%, 07/15/09                                              200              200
         4.75%, 08/13/09                                               200              201
         5.75%, 05/15/12 (l)                                           655              691
         5.125%, 07/15/12 (l)                                          98               99
         5.125%, 08/20/12 (l)                                          425              426
         4.625%, 05/28/13                                              75               72
         6.50%, 06/01/14                                               2,297            2,427
         7.00%, 06/01/15                                               18               20
         7.00%, 08/01/15                                               78               83
         7.00%, 11/01/15                                               3                4
         7.00%, 11/01/16                                               202              214
         6.00%, 12/01/16                                               509              531
         5.50%, 07/01/17                                               644              660
         6.00%, 07/01/17                                               1,243            1,297
         4.50%, 01/01/18                                               1,335            1,308
         5.50%, 04/01/18                                               712              729
         4.00%, 05/01/19                                               2,000            1,908
         6.50%, 12/01/28 (f)                                           180              188
         6.50%, 05/01/29                                               260              271
         6.50%, 03/01/31                                               93               97
         7.00%, 06/01/31                                               52               55
         7.50%, 11/01/31                                               464              499
         7.50%, 04/01/32                                               662              713
         6.25%, 07/15/32 (l)                                           125              132
         6.60%, 08/01/32                                               377              393
         6.00%, 12/01/32                                               253              259
         5.50%, 04/01/33 (f)                                           1,711            1,708
         6.00%, 04/01/33                                               1,202            1,229
         5.50%, 05/01/33 (f)                                           1,564            1,562
         5.50%, 08/01/33                                               783              782
         4.50%, 10/01/33                                               1,946            1,820
         Federal National Mortgage Association
         5.50%, TBA (c)                                                1,750            1,741
         6.00%, TBA (c)                                                2,000            2,041
         2.25%, 02/28/06                                               150              149
         2.625%, 11/15/06 (l)                                          1,250            1,231
         3.50%, 10/15/07                                               350              347
         3.25%, 01/15/08 (l)                                           530              521
         2.50%, 06/15/08 (l)                                           655              622
         3.25%, 08/15/08 (l)                                           275              268
         6.625%, 09/15/09 (l)                                          300              332
         5.375%, 11/15/11 (l)                                          150              155
         4.625%, 10/15/13 (l)                                          485              467
         4.125%, 04/15/14 (l)                                          400              368
         6.50%, 02/01/16                                               129              136
         6.00%, 06/01/16                                               224              233
         6.50%, 09/01/16                                               41               43
         6.50%, 10/01/16                                               75               79
         6.50%, 12/01/16                                               3                3
         5.50%, 03/01/17                                               555              569
         5.00%, 10/01/17                                               2,441            2,450
         5.50%, 12/01/17 (f)                                           1,015            1,041
         4.00%, 10/01/18                                               4,882            4,662
         6.25%, 05/15/29 (l)                                           450              473
         7.00%, 02/01/31                                               319              337
         5.50%, 01/01/32                                               474              474
         6.50%, 04/01/32                                               227              236
         6.50%, 07/01/32                                               206              215
         6.00%, 11/01/32                                               606              620
         6.00%, 01/01/33                                               337              345
         6.00%, 02/01/33                                               520              532
         6.50%, 03/01/33                                               956              996
         6.50%, 06/01/33                                               876              912
         5.00%, 10/01/33                                               951              922
         4.50%, 11/01/33                                               1,686            1,578
         4.50%, 05/01/34                                               2,500            2,342
         5.00%, 05/01/34                                               2,397            2,318
         5.00%, 06/01/34                                               1,997            1,932
         6.50%, 06/01/34                                               2,000            2,081
Government National Mortgage Association
         8.00%, 04/15/30                                               76               83
         8.50%, 06/15/30                                               98               108
         8.50%, 12/15/30                                               4                5
         6.50%, 01/15/32                                               378              396
         6.00%, 10/15/32                                               301              309
         5.50%, 07/15/33                                               814              815
                                                                                        62,972
U.S.     Treasury Securities - 19.2% U.S. Treasury Bond
         2.50%, 05/31/06 (l)                                           250              249
         11.25%, 02/15/15 (l)                                          500              771
         8.75%, 05/15/17 (l)                                           245              332
         8.875%, 08/15/17 (l)                                          100              137
         8.875%, 02/15/19 (l) (m)                                      355              492
         8.00%, 11/15/21 (l)                                           980              1,284
         7.125%, 02/15/23 (l)                                          105              127
         6.875%, 08/15/25 (l)                                          290              345
         6.75%, 08/15/26 (l)                                           200              235
         6.50%, 11/15/26 (l)                                           260              297
         6.375%, 08/15/27 (l)                                          420              474
         5.25%, 02/15/29 (l)                                           1,695            1,662
         U.S. Treasury Note
         1.875%, 12/31/05 (l)                                          850              843
         4.625%, 05/15/06 (l)                                          1,600            1,657
         4.375%, 05/15/07 (l)                                          600              620
         3.25%, 08/15/07 (l)                                           320              320
         6.125%, 08/15/07 (l)                                          1,420            1,541
         5.50%, 02/15/08 (l)                                           1,705            1,826
         5.50%, 05/15/09 (l)                                           750              808
         6.50%, 02/15/10 (l)                                           2,615            2,947
         5.75%, 08/15/10 (l)                                           1,175            1,281
         5.00%, 08/15/11 (l)                                           1,085            1,133
         4.875%, 02/15/12 (l)                                          1,095            1,131
         4.375%, 08/15/12 (l)                                          1,705            1,697
         3.875%, 02/15/13 (l)                                          125              119
         8.125%, 05/15/21 (l)                                          1,235            1,632
                                                                                        23,960

         Total Government Securities (cost $90,425)                                     89,523

Municipals - 0.2%
         Illinois St Taxable Pension, 5.10%, 06/01/33                  200              177
         New Jersey State Turnpike Authority, 4.252%, 01/01/16         100              93
         Total Municipals (cost $278)                                                   270

Short Term Investments - 0.9%
Money Market Funds - 0.9%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   1,145            1,145
         Total Short Term Investments (cost $1,145)                                     1,145

Total Investments - 99.8% (cost $126,123)                                               124,885
Other Assets and Liabilities, Net - 0.2%                                                223
Total Net Assets - 100%                                                                 $125,108

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
Common Stocks - 92.4%
Advertising - 0.1%
         Interpublic Group of Cos. Inc. (b)                            6                $82

Aerospace & Defense - 1.4%
         Lockheed Martin Corp.                                         24               1,237
         Northrop Grumman Corp.                                        20               1,095
         Raytheon Co.                                                  4                141
                                                                                        2,473
Airlines - 0.1%
         Southwest Airlines Co.                                        11               192

Auto Manufacturers - 1.4%
         Ford Motor Co. (l)                                            62               974
         General Motors Corp.                                          12               542
         Navistar International Corp. (b)                              17               659
         PACCAR Inc.                                                   3                172
                                                                                        2,347
Auto Parts & Equipment - 0.1%
         Dana Corp.                                                    6                120

Banks - 6.7%
         Bank of America Corp.                                         33               2,802
         Bank One Corp.                                                9                447
         BB&T Corp.                                                    8                305
         Fifth Third Bancorp.                                          23               1,220
         First Horizon National Corp.                                  12               564
         Huntington Bancshares Inc.                                    40               904
         Marshall & Ilsley Corp.                                       2                87
         National City Corp.                                           25               875
         North Fork Bancorp. Inc.                                      4                133
         State Street Corp.                                            7                324
         Wachovia Corp.                                                36               1,621
         Wells Fargo & Co.                                             39               2,206
                                                                                        11,488
Beverages - 3.5%
         Adolph Coors Co. - Class B                                    2                123
         Anheuser-Busch Cos. Inc.                                      15               823
         Brown-Forman Corp. - Class B                                  2                100
         Coca-Cola Co.                                                 51               2,597
         Coca-Cola Enterprises Inc.                                    32               923
         PepsiCo Inc.                                                  26               1,384
                                                                                        5,950
Biotechnology - 1.0%
         Amgen Inc. (b)                                                19               1,046
         Biogen Idec Inc. (b) (l)                                      5                304
         Chiron Corp. (b)                                              3                131
         Genzyme Corp. (b)                                             4                167
         Medimmune Inc. (b)                                            4                99
                                                                                        1,747
Chemicals - 2.0%
         Ashland Inc.                                                  1                37
         Dow Chemical Co.                                              22               895
         E.I. du Pont de Nemours & Co.                                 19               830
         Eastman Chemical Co.                                          1                51
         Ecolab Inc.                                                   6                187
         Engelhard Corp.                                               2                68
         International Flavors & Fragrances Inc.                       1                49
         PPG Industries Inc.                                           15               955
         Rohm & Haas Co.                                               10               417
                                                                                        3,489
Commercial Services - 1.1%
         Apollo Group Inc. (b)                                         7                611
         Cendant Corp.                                                 26               640
         Deluxe Corp.                                                  1                35
         H&R Block Inc.                                                9                416
         R.R. Donnelley & Sons Co.                                     3                111
         Robert Half International Inc.                                3                74
                                                                                        1,887
Computers - 3.4%
         Affiliated Computer Services Inc. - Class A (b) (l)           3                164
         Apple Computer Inc. (b)                                       3                111
         Dell Inc. (b)                                                 43               1,524
         EMC Corp. (b)                                                 56               635
         Gateway Inc. (b)                                              6                27
         Hewlett-Packard Co.                                           9                184
         International Business Machines Corp.                         29               2,539
         Network Appliance Inc. (b)                                    31               661
         Sun Microsystems Inc. (b)                                     -                -
                                                                                        5,845
Cosmetics & Personal Care - 3.3%
         Avon Products Inc.                                            15               680
         Colgate-Palmolive Co.                                         21               1,240
         Gillette Co.                                                  34               1,437
         Procter & Gamble Co.                                          42               2,265
                                                                                        5,622
Diversified Financial Services - 7.0%
         American Express Co.                                          3                178
         Bear Stearns Cos. Inc.                                        2                169
         Charles Schwab Corp.                                          85               813
         Citigroup Inc.                                                65               3,033
         E*TRADE Group Inc. (b)                                        5                58
         Fannie Mae                                                    25               1,777
         Franklin Resources Inc.                                       18               895
         Freddie Mac                                                   7                421
         Goldman Sachs Group Inc.                                      16               1,462
         JPMorgan Chase & Co.                                          10               386
         Merrill Lynch & Co. Inc.                                      15               783
         Morgan Stanley                                                16               868
         SLM Corp.                                                     26               1,041
         T. Rowe Price Group Inc.                                      1                67
                                                                                        11,951
Electric - 1.6%
         Ameren Corp.                                                  11               455
         Centerpoint Energy Inc.                                       4                51
         Constellation Energy Group Inc.                               6                235
         Edison International                                          5                123
         Exelon Corp.                                                  14               475
         FPL Group Inc.                                                2                141
         PG&E Corp. (b)                                                6                176
         Southern Co.                                                  37               1,067
                                                                                        2,723
Electrical Components & Equipment - 0.1%
         Molex Inc.                                                    8                249

Electronics - 0.9%
         Agilent Technologies Inc. (b)                                 24               714
         Tektronix Inc.                                                26               885
                                                                                        1,599
Food - 0.5%
         General Mills Inc.                                            6                266
         H.J. Heinz Co.                                                3                128
         Wm. Wrigley Jr. Co.                                           7                435
                                                                                        829
Forest Products & Paper - 0.1%
         Plum Creek Timber Co. Inc.                                    2                81
         Temple-Inland Inc.                                            1                54
                                                                                        135
Healthcare - 6.1%
         Aetna Inc.                                                    11               946
         Bausch & Lomb Inc.                                            13               852
         Biomet Inc. (b)                                               23               1,041
         Boston Scientific Corp. (b)                                   16               674
         Guidant Corp.                                                 3                164
         Johnson & Johnson                                             59               3,268
         Medtronic Inc.                                                23               1,137
         Stryker Corp.                                                 6                326
         Tenet Healthcare Corp. (b)                                    7                99
         UnitedHealth Group Inc.                                       19               1,154
         WellPoint Health Networks Inc. (b)                            6                719
         Zimmer Holdings Inc. (b)                                      -                18
                                                                                        10,398
Home Builders - 0.1%
         Pulte Homes Inc.                                              4                198

Insurance - 5.2%
         AFLAC Inc.                                                    1                29
         Allstate Corp.                                                27               1,276
         AMBAC Financial Group Inc.                                    1                66
         American International Group Inc.                             46               3,306
         Chubb Corp.                                                   3                191
         Cincinnati Financial Corp.                                    21               907
         Loews Corp.                                                   3                168
         Marsh & McLennan Cos. Inc.                                    25               1,132
         Progressive Corp.                                             2                172
         Prudential Financial Inc.                                     26               1,193
         St. Paul Cos. Inc.                                            12               499
                                                                                        8,939
Internet - 0.8%
         eBay Inc. (b)                                                 5                465
         Yahoo! Inc. (b)                                               26               942
                                                                                        1,407
Iron & Steel - 0.1%
         Nucor Corp.                                                   1                85
         United States Steel Corp. (l)                                 2                63
                                                                                        148
Leisure Time - 0.4%
         Brunswick Corp.                                               15               608

Lodging - 0.8%
         Marriott International Inc. - Class A                         11               559
         Starwood Hotels & Resorts Worldwide Inc.                      18               812
                                                                                        1,371
Machinery - 1.1%
         Caterpillar Inc.                                              3                268
         Deere & Co.                                                   15               1,077
         Rockwell Automation Inc.                                      16               596
                                                                                        1,941
Manufacturing - 5.0%
         3M Co.                                                        19               1,737
         Danaher Corp. (l)                                             19               973
         Dover Corp.                                                   10               429
         Eaton Corp.                                                   16               1,010
         General Electric Co.                                          126              4,097
         Ingersoll-Rand Co. - Class A                                  2                146
         Tyco International Ltd.                                       5                149
                                                                                        8,541
Media - 3.3%
         Clear Channel Communications Inc.                             6                216
         Comcast Corp. - Class A (b)                                   43               1,196
         McGraw-Hill Cos. Inc.                                         -                3
         Meredith Corp. (l)                                            15               835
         Time Warner Inc. (b)                                          50               879
         Tribune Co.                                                   1                24
         Univision Communications Inc. (b) (l)                         18               581
         Viacom Inc. - Class B                                         10               350
         Walt Disney Co.                                               62               1,575
                                                                                        5,659
Metal Fabrication & Hardware - 0.0%
         Worthington Industries                                        2                35

Mining - 0.5%
         Alcoa Inc.                                                    13               433
         Freeport-McMoRan Copper & Gold Inc.                           2                80
         Newmont Mining Corp.                                          7                253
         Phelps Dodge Corp. (b) (l)                                    1                109
                                                                                        875
Oil & Gas Producers - 5.5%
         Apache Corp.                                                  23               985
         ChevronTexaco Corp.                                           25               2,314
         EOG Resources Inc.                                            9                537
         Exxon Mobil Corp.                                             102              4,509
         Kerr-McGee Corp.                                              17               928
         Rowan Cos. Inc. (b) (l)                                       6                146
         Unocal Corp.                                                  -                11
                                                                                        9,430
Oil & Gas Services - 0.4%
         Baker Hughes Inc.                                             12               433
         Halliburton Co.                                               7                205
                                                                                        638
Packaging & Containers - 0.0%
         Ball Corp.                                                    1                72

Pharmaceuticals - 5.1%
         Abbott Laboratories                                           23               955
         AmerisourceBergen Corp. (l)                                   14               855
         Bristol-Myers Squibb Co.                                      -                1
         Eli Lilly & Co.                                               20               1,393
         Hospira Inc. (b)                                              3                86
         Merck & Co. Inc.                                              17               788
         Pfizer Inc.                                                   113              3,870
         Watson Pharmaceuticals Inc. (b)                               3                75
         Wyeth                                                         20               712
                                                                                        8,735
Pipelines - 0.1%
         El Paso Corp.                                                 9                73
         Williams Cos. Inc.                                            9                104
                                                                                        177
Real Estate - 0.3%
         Apartment Investment & Management Co.                         2                47
         Equity Office Properties Trust                                6                161
         Equity Residential                                            4                125
         ProLogis                                                      3                89
         Simon Property Group Inc.                                     3                144
                                                                                        566
Retail - 6.9%
         Bed Bath & Beyond Inc. (b)                                    3                107
         Best Buy Co. Inc.                                             19               989
         Costco Wholesale Corp.                                        4                179
         CVS Corp.                                                     19               784
         Gap Inc.                                                      45               1,092
         Home Depot Inc.                                               56               1,970
         Lowe's Cos. Inc.                                              2                94
         May Department Stores Co.                                     3                74
         McDonald's Corp.                                              19               491
         Nordstrom Inc.                                                21               890
         RadioShack Corp.                                              2                43
         Staples Inc.                                                  36               1,062
         Starbucks Corp. (b)                                           1                38
         Walgreen Co.                                                  15               556
         Wal-Mart Stores Inc.                                          67               3,554
                                                                                        11,923
Semiconductors - 3.6%
         Applied Materials Inc. (b)                                    64               1,254
         Intel Corp.                                                   67               1,852
         KLA-Tencor Corp. (b)                                          2                89
         National Semiconductor Corp. (b)                              3                76
         PMC - Sierra Inc. (b)                                         58               831
         Teradyne Inc. (b) (l)                                         20               461
         Texas Instruments Inc.                                        54               1,309
         Xilinx Inc.                                                   9                315
                                                                                        6,187
Software - 5.2%
         Adobe Systems Inc.                                            21               961
         BMC Software Inc. (b)                                         31               570
         Computer Associates International Inc.                        10               286
         First Data Corp.                                              7                309
         Fiserv Inc. (b)                                               13               490
         Microsoft Corp. (l)                                           170              4,859
         Oracle Corp. (b)                                              86               1,022
         PeopleSoft Inc. (b)                                           3                63
         Siebel Systems Inc. (b)                                       34               366
                                                                                        8,926
Telecommunications - 1.6%
         AT&T Corp.                                                    12               179
         CenturyTel Inc.                                               19               578
         Citizens Communications Co. (b)                               4                45
         Qwest Communications International Inc. (b)                   27               97
         SBC Communications Inc.                                       16               396
         Verizon Communications Inc.                                   41               1,488
                                                                                        2,783
Telecommunications Equipment - 2.0%
         Andrew Corp. (b) (l)                                          7                132
         Avaya Inc. (b)                                                6                101
         CIENA Corp. (b)                                               8                31
         Cisco Systems Inc. (b)                                        68               1,606
         Comverse Technology Inc. (b)                                  34               685
         Corning Inc. (b)                                              15               201
         Lucent Technologies Inc. (b)                                  134              506
         Tellabs Inc. (b)                                              25               216
                                                                                        3,478
Textiles - 0.3%
         Cintas Corp.                                                  12               567

Tobacco - 1.0%
         Altria Group Inc.                                             30               1,524
         RJ Reynolds Tobacco Holdings Inc. (l)                         1                92
         UST Inc.                                                      2                76
                                                                                        1,692
Toys & Hobbies - 0.2%
         Hasbro Inc.                                                   22               412

Transportation - 1.4%
         Burlington Northern Santa Fe Corp.                            6                196
         CSX Corp.                                                     3                85
         FedEx Corp.                                                   4                365
         Norfolk Southern Corp.                                        6                156
         Ryder System Inc.                                             1                32
         Union Pacific Corp.                                           4                236
         United Parcel Service Inc.                                    17               1,269
                                                                                        2,339
Wireless Telecommunications - 1.1%
         AT&T Wireless Services Inc. (b)                               41               581
         Nextel Communications Inc. (b)                                50               1,332
         Qualcomm Inc.                                                 1                51
                                                                                        1,964

         Total Common Stocks (cost $153,071)                                            158,737

Short Term Investments - 7.4%
Money Market Funds - 7.0%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   8,508            8,508
         Dreyfus Government Cash Management, 0.96% (a) (n)             3,504            3,504
                                                                                        12,012
U.S. Treasury Bills - 0.4%
         U.S. Treasury Bill, 1.23%, 09/30/04 (m)                       $670             668
         Total Short Term Investments (cost $12,680)                                    12,680

Total Investments - 99.8% (cost $165,751)                                               171,417
Other Assets and Liabilities, Net - 0.2%                                                326
Total Net Assets - 100%                                                                 $171,743

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
Common Stocks - 98.2%
Advertising - 0.3%
         Aegis Group Plc                                               28               $46
         Asatsu-DK Inc. (l)                                            1                21
         Dentsu Inc.                                                   -                103
         Publicis Groupe (l)                                           3                86
         Telefonica Publicidad e Informacion SA                        4                26
         WPP Group Plc                                                 28               283
                                                                                        565
Aerospace & Defense - 0.5%
         BAE Systems Plc                                               81               321
         Cobham Plc                                                    3                76
         European Aeronautic Defense and Space Co.                     6                179
         Finmeccanica SpA (l)                                          155              123
         Meggitt Plc                                                   7                34
         Rolls-Royce Group Plc (b)                                     1,115            2
         Rolls-Royce Group Plc                                         40               181
         Sagem SA (l)                                                  1                58
         Thales SA                                                     2                73
         Zodiac SA                                                     1                33
                                                                                        1,080
 Airlines - 0.3%
         Air France                                                    3                59
         All Nippon Airways Co. Ltd. (l)                               14               46
         British Airways Plc (b)                                       15               73
         Cathay Pacific Airways Ltd.                                   26               49
         Deutsche Lufthansa AG (b)                                     7                90
         Iberia Lineas Aereas de Espana SA (l)                         12               36
         Japan Airlines System Corp. (b) (l)                           17               54
         Ryanair Holdings Plc (b)                                      1                5
         SAS AB (b) (l)                                                2                18
         Singapore Airlines Ltd.                                       14               91
                                                                                        521
Alternative Energy - 0.0%
         Gamesa Corp. Tecnologica SA                                   3                40

Apparel - 0.3%
         Adidas-Salomon AG                                             1                149
         Benetton Group SpA (l)                                        1                13
         Gunze Ltd.                                                    5                26
         Hermes International                                          -                46
         Onward Kashiyama Co. Ltd.                                     4                64
         Puma AG Rudolf Dassler Sport                                  -                106
         Tokyo Style Co. Ltd.                                          2                23
         Wacoal Corp.                                                  3                32
         World Co. Ltd.                                                1                27
         Yue Yuen Industrial Holdings (l)                              14               33
                                                                                        519
Auto Manufacturers - 3.5%
         DaimlerChrysler AG                                            23               1,059
         Fiat SpA (b) (l)                                              14               114
         Hino Motors Ltd. (l)                                          6                43
         Honda Motor Co. Ltd.                                          21               988
         Nissan Motor Co. Ltd.                                         65               727
         Peugeot SA                                                    4                249
         Renault SA                                                    5                369
         Scania AB - Class B                                           3                88
         Toyota Motor Corp.                                            76               3,079
         Volkswagen AG (l)                                             6                251
         Volvo AB (l)                                                  9                293
                                                                                        7,260
Auto Parts & Equipment - 0.8%
         Aisin Seiki Co. Ltd.                                          4                88
         Bridgestone Corp. (l)                                         17               319
         Compagnie Generale des Etablissements Michelin - Class B      4                211
         Continental AG (l)                                            4                173
         Denso Corp.                                                   14               325
         GKN Plc                                                       19               87
         Koyo Seiko Co. Ltd. (l)                                       3                36
         NGK Spark Plug Co. Ltd.                                       4                38
         Nok Corp.                                                     3                93
         Nokian Renkaat Oyj                                            -                19
         Pirelli & Co. SpA (l)                                         47               49
         Sanden Corp.                                                  3                19
         Toyoda Gosei Co. Ltd.                                         1                33
         Valeo SA                                                      2                79
                                                                                        1,569
Banks - 17.3%
         77 Bank Ltd.                                                  8                55
         ABN Amro Holding NV                                           41               898
         Allied Irish Banks Plc                                        22               344
         Alpha Bank A.E.                                               5                137
         Australia & New Zealand Banking Group Ltd.                    48               605
         Banca Antonveneta SpA (b)                                     6                125
         Banca Intesa SpA (l)                                          112              411
         Banca Monte dei Paschi di Siena SpA (l)                       29               91
         Banca Nazionale del Lavoro SpA (b)                            33               76
         Banca Popolare di Milano SCRL (l)                             10               62
         Banche Popolari Unite Scrl                                    9                150
         Banco Bilbao Vizcaya Argentaria SA (l)                        85               1,133
         Banco BPI SA                                                  10               37
         Banco Comercial Portugues SA (l)                              47               110
         Banco Espirito Santo SA (l)                                   3                45
         Banco Popolare di Verona (l)                                  10               170
         Banco Popular Espanol (l)                                     4                234
         Banco Santander Central Hispano SA (l)                        113              1,171
         Bank Austria Creditanstalt AG                                 1                58
         Bank of East Asia                                             35               99
         Bank of Fukuoka Ltd. (l)                                      14               83
         Bank of Ireland                                               25               340
         Bank of Yokohama Ltd.                                         26               163
         Barclays Plc                                                  172              1,464
         Bayerische Hypo-und Vereinsbank AG (b)                        15               273
         BNP Paribas SA (l)                                            21               1,314
         BOC Hong Kong Holdings Ltd.                                   98               166
         Capitalia SpA (l)                                             38               118
         Chiba Bank Ltd.                                               19               116
         Commercial Bank of Greece                                     1                32
         Commerzbank AG (b)                                            13               236
         Commonwealth Bank of Australia                                33               753
         Credit Agricole SA                                            17               424
         Credit Suisse Group (b)                                       30               1,060
         Danske Bank A/S                                               12               289
         DBS Group Holdings Ltd.                                       29               242
         Depfa Bank Plc                                                9                131
         Deutsche Bank AG                                              14               1,086
         Dexia                                                         17               282
         DnB Holding ASA (l)                                           17               117
         EFG Eurobank Ergasias SA                                      5                105
         Erste Bank der Oesterreichischen Sparkassen AG (l)            1                125
         FinecoGroup SpA (b)                                           5                30
         Fortis                                                        31               681
         Gunma Bank Ltd.                                               10               50
         Hang Seng Bank Ltd.                                           20               258
         HBOS Plc                                                      101              1,256
         Hokugin Financial Group Inc.                                  21               54
         HSBC Holdings Plc                                             289              4,300
         Hypo Real Estate Holding Inc. (b)                             3                97
         Joyo Bank Ltd.                                                19               84
         KBC Bancassurance Holding (l)                                 3                161
         Lloyds TSB Group Plc                                          147              1,152
         Mitsubishi Tokyo Financial Group Inc.                         -                1,101
         Mitsui Trust Holdings Inc.                                    14               103
         Mizuho Financial Group Inc.                                   -                907
         National Australia Bank Ltd.                                  40               824
         National Bank of Greece SA                                    7                146
         Nordea AB                                                     58               416
         Oversea-Chinese Banking Corp. Ltd.                            25               176
         Piraeus Bank SA                                               4                50
         Resona Holdings Inc. (b)                                      120              213
         Royal Bank of Scotland Group Plc                              78               2,248
         Sanpaolo IMI SpA (l)                                          25               299
         Shinsei Bank Ltd.                                             14               89
         Shizuoka Bank Ltd.                                            16               141
         Skandinaviska Enskilda Banken AB (l)                          12               179
         Societe Generale                                              9                733
         Sumitomo Mitsui Financial Group Inc. (l)                      -                734
         Sumitomo Trust & Banking Co. Ltd.                             29               207
         Suncorp-Metway Ltd.                                           14               142
         Suruga Bank Ltd.                                              6                46
         Svenska Handelsbanken AB  - Class B (l)                       14               290
         UBS AG                                                        30               2,082
         UFJ Holdings Inc. (b)                                         -                442
         UniCredito Italiano SpA (l)                                   116              572
         United Overseas Bank Ltd.                                     31               241
         Westpac Banking Corp.                                         46               569
                                                                                        36,003
Beverages - 1.4%
         Asahi Breweries Ltd. (l)                                      10               115
         Carlsberg A/S                                                 1                44
         Coca-Cola Amatil Ltd.                                         11               55
         Coca-Cola Hellenic Bottling Co. SA                            2                54
         Coca-Cola West Japan Co. Ltd. (l)                             1                24
         Diageo Plc                                                    81               1,086
         Foster's Group Ltd.                                           53               174
         Fraser & Neave Ltd.                                           5                38
         Heineken NV (l)                                               6                211
         Interbrew (l)                                                 4                130
         ITO EN Ltd.                                                   1                38
         Kirin Brewery Co. Ltd. (l)                                    18               178
         Lion Nathan Ltd.                                              8                40
         Pernod-Ricard                                                 1                179
         SABMiller Plc (l)                                             21               272
         Sapporo Holdings Ltd.                                         7                26
         Scottish & Newcastle Plc                                      21               168
         Southcorp Ltd. (b)                                            17               37
         Takara Holdings Inc.                                          4                32
                                                                                        2,901
Biotechnology - 0.1%
         Novozymes A/S                                                 1                63
         Qiagen NV (b)                                                 4                41
         Sonic Healthcare Ltd.                                         7                42
         Zeltia SA (b) (l)                                             4                25
                                                                                        171
Building Materials - 1.5%
         Asahi Glass Co. Ltd. (l)                                      20               208
         Boral Ltd. (l)                                                16               70
         BPB Plc                                                       13               95
         Central Glass Co. Ltd.                                        5                43
         Cie de Saint-Gobain (l)                                       8                404
         Cimpor Cimentos de Portugal SA (l)                            5                26
         CRH Plc                                                       14               292
         CSR Ltd.                                                      22               35
         Daikin Industries Ltd.                                        5                134
         Fletcher Building Ltd.                                        12               35
         FLS Industries A/S (b)                                        1                11
         Geberit AG                                                    -                60
         Hanson Plc                                                    20               135
         HeidelbergCement AG (l)                                       2                82
         Holcim Ltd.                                                   5                261
         Imerys SA                                                     1                49
         Italcementi SpA (l)                                           2                25
         James Hardie Industries NV                                    12               48
         Kingspan Group Plc                                            3                17
         Lafarge SA                                                    4                391
         Matsushita Electric Works Ltd.                                8                73
         Nippon Sheet Glass Co. Ltd.                                   10               40
         Pilkington Plc                                                27               48
         Rinker Group Ltd.                                             26               144
         Rinnai Corp.                                                  1                27
         RMC Group Plc                                                 7                79
         Sanwa Shutter Corp.                                           4                21
         Sumitomo Osaka Cement Co. Ltd.                                10               27
         Taiheiyo Cement Corp.                                         20               50
         Tenon Ltd. (b)                                                7                8
         Titan Cement Co. SA                                           2                38
         Tostem Inax Holding Corp.                                     7                151
         Wienerberger AG (l)                                           2                59
                                                                                        3,186
Chemicals - 2.5%
         Air Liquide SA                                                3                473
         Akzo Nobel NV (l)                                             7                265
         Asahi Kasei Corp.                                             32               166
         BASF AG (l)                                                   14               749
         Bayer AG (l)                                                  17               498
         BOC Group Plc                                                 13               219
         Ciba Specialty Chemicals AG (b)                               2                130
         Clariant AG                                                   6                90
         Daicel Chemical Industries Ltd.                               6                32
         Dainippon Ink and Chemicals Inc.                              17               44
         Denki Kagaku Kogyo KK                                         11               39
         DSM NV                                                        2                100
         Givaudan                                                      -                111
         Hitachi Chemical Co. Ltd.                                     3                44
         Imperial Chemical Industries Plc                              31               128
         Ishihara Sangyo Kaisha Ltd. (l)                               6                13
         Johnson Matthey Plc                                           6                94
         JSR Corp.                                                     5                86
         Kaneka Corp.                                                  7                66
         Kansai Paint Co. Ltd.                                         5                31
         Kingboard Chemicals Holdings                                  10               17
         Lonza Group AG                                                1                56
         Mitsubishi Chemical Corp.                                     42               112
         Mitsubishi Gas Chemical Co. Inc.                              9                37
         Mitsui Chemicals Inc.                                         16               80
         Nippon Kayaku Co. Ltd.                                        3                16
         Nippon Sanso Corp.                                            6                32
         Nippon Shokubai Co. Ltd.                                      3                24
         Nissan Chemical Industries Ltd.                               4                32
         Nitto Denko Corp.                                             4                225
         Shin-Etsu Chemical Co. Ltd.                                   9                336
         Showa Denko KK                                                26               65
         Solvay SA                                                     2                132
         Sumitomo Bakelite Co. Ltd.                                    4                28
         Sumitomo Chemical Co. Ltd.                                    35               163
         Syngenta AG (b)                                               3                234
         Tosoh Corp.                                                   11               40
         Ube Industries Ltd. (b)                                       22               34
         Yara International ASA (b)                                    5                40
         Zeon Corp. (l)                                                4                29
                                                                                        5,110
Commercial Services - 1.2%
         Abertis Infraestructuras SA (l)                               6                111
         Adecco SA (b) (l)                                             3                169
         Aggreko Plc                                                   8                24
         Autoroutes du Sud de la France                                2                75
         Autostrade SpA                                                5                88
         Bellsystem 24 Inc.                                            -                17
         Benesse Corp.                                                 2                52
         Brambles Industries Ltd. (l)                                  25               106
         Brambles Industries Plc                                       20               76
         Brisa-Auto Estradas de Portugal SA (l)                        10               71
         Bunzl Plc                                                     12               96
         Capita Group Plc                                              17               98
         Dai Nippon Printing Co. Ltd.                                  17               273
         Davis Service Group Plc                                       5                38
         De La Rue Plc                                                 4                26
         Goodwill Group Inc.                                           -                21
         Group 4 Falck A/S                                             2                50
         Hays Plc                                                      46               102
         IHC Caland NV                                                 1                38
         Intertek Group Plc                                            4                38
         ISS A/S                                                       1                57
         Kamigumi Co. Ltd.                                             6                44
         Kidde Plc                                                     22               48
         Nichii Gakkan Co.                                             1                23
         Randstad Holdings NV                                          1                30
         Rank Group Plc                                                15               83
         Rentokil Initial Plc                                          49               128
         Securicor Plc                                                 15               36
         Securitas AB (l)                                              8                97
         Serco Group Plc                                               11               44
         SGS Societe Generale Surveillance Holding SA                  -                58
         TIS Inc.                                                      1                39
         Toppan Printing Co. Ltd.                                      15               170
         Transurban Group                                              13               43
         Vedior NV                                                     5                66
                                                                                        2,535
Computers - 0.6%
         Atos Origin SA (b)                                            1                74
         Cap Gemini SA (b)                                             3                129
         Computershare Ltd.                                            10               23
         Creative Technology Ltd.                                      1                14
         CSK Corp.                                                     2                86
         Fujitsu Ltd.                                                  45               316
         Getronics NV (b) (l)                                          12               33
         Indra Sistemas SA (l)                                         3                42
         Itochu Techno-Science Corp.                                   1                38
         LogicaCMG Plc                                                 20               66
         Logitech International SA (b)                                 1                51
         Meitec Corp.                                                  1                36
         NET One Systems Co. Ltd.                                      -                55
         Obic Co. Ltd.                                                 -                43
         TDK Corp.                                                     3                243
         Tietoenator Oyj                                               2                66
         WM-Data AB                                                    7                16
                                                                                        1,331
Cosmetics & Personal Care - 0.6%
         Aderans Co. Ltd.                                              1                15
         Beiersdorf AG                                                 -                53
         Kanebo Ltd. (b) (l)                                           7                6
         Kao Corp.                                                     14               337
         L'Oreal SA                                                    8                641
         Shiseido Co. Ltd.                                             9                113
         Uni-Charm Corp.                                               1                55
                                                                                        1,220
Distribution & Wholesale - 0.7%
         Cycle & Carriage Ltd.                                         4                14
         Esprit Holdings Ltd.                                          19               83
         Hagemeyer NV (b)                                              14               29
         Inchcape Plc                                                  2                67
         Itochu Corp. (b)                                              36               162
         Li & Fung Ltd.                                                40               58
         Marubeni Corp.                                                33               81
         Mitsubishi Corp.                                              29               283
         Mitsui & Co. Ltd.                                             33               247
         Nissho Iwai-Nichimen Holdings Corp. (b) (l)                   5                23
         Sumitomo Corp.                                                21               152
         Wolseley Plc                                                  15               237
                                                                                        1,436
Diversified Financial Services - 1.7%
         Acom Co. Ltd.                                                 2                120
         Aeon Credit Service Co. Ltd. (l)                              1                41
         Aiful Corp.                                                   1                115
         Amvescap Plc                                                  19               128
         Australian Stock Exchange Ltd.                                3                32
         Banca Fideuram SpA (l)                                        8                44
         Cattles Plc                                                   8                48
         Close Brothers Group Plc                                      3                41
         Credit Saison Co. Ltd.                                        4                105
         D. Carnegie & Co. AB                                          1                13
         Daiwa Securities Group Inc.                                   31               223
         Deutsche Boerse AG                                            3                145
         Euronext NV                                                   2                69
         Hitachi Capital Corp.                                         1                24
         Hong Kong Exchanges and Clearing Ltd.                         26               53
         ICAP Plc                                                      13               63
         Irish Life & Permanent Plc                                    7                110
         London Stock Exchange Plc                                     8                56
         Macquarie Bank Ltd.                                           6                137
         Man Group Plc                                                 7                189
         Mediobanca SpA                                                12               152
         MLP AG                                                        2                26
         Nikko Cordial Corp.                                           39               189
         Nomura Holdings Inc.                                          49               725
         OM AB (b)                                                     2                22
         ORIX Corp.                                                    2                241
         Perpetual Trustees Australia Ltd.                             1                29
         Promise Co. Ltd.                                              2                153
         Provident Financial Plc                                       7                73
         Sampo Oyj - Class A                                           7                71
         Schroders Plc                                                 3                38
         Singapore Exchange Ltd.                                       21               20
         Takefuji Corp. (l)                                            2                128
         Tower Ltd. (b)                                                8                9
                                                                                        3,632
Electric - 3.6%
         Chubu Electric Power Co. Inc.                                 17               368
         CLP Holdings Ltd.                                             48               260
         Contact Energy Ltd.                                           7                27
         E.ON AG                                                       16               1,182
         Edison SpA (b) (l)                                            20               33
         Electrabel SA                                                 1                231
         Electricidade de Portugal SA                                  46               129
         Endesa SA (l)                                                 25               483
         Enel SpA (l)                                                  64               512
         Fortum Oyj                                                    9                118
         Hokkaido Electric Power Co. Inc.                              5                84
         Hong Kong Electric Holdings Ltd.                              37               153
         Iberdrola SA (l)                                              20               426
         International Power Plc (b)                                   30               76
         Kansai Electric Power Co. Inc.                                19               346
         Kyushu Electric Power Co. Inc.                                11               198
         National Grid Transco Plc                                     81               625
         Public Power Corp.                                            3                62
         RWE AG                                                        11               528
         Scottish & Southern Energy Plc                                23               279
         Scottish Power Plc                                            49               353
         Tohoku Electric Power Co. Inc.                                11               189
         Tokyo Electric Power Co. Inc.                                 30               685
         Union Fenosa SA (l)                                           6                123
         Verbund-Oesterreichische Elektrizitaetswirtschafts AG         -                26
                                                                                        7,496
Electrical Components & Equipment - 1.1%
         Bekaert SA                                                    -                20
         Casio Computer Co. Ltd.                                       5                76
         Fujikura Ltd.                                                 9                51
         Furukawa Electric Co. Ltd. (b)                                14               60
         Hitachi Cable Ltd.                                            4                19
         Hitachi Ltd.                                                  84               578
         Johnson Electric Holdings Ltd.                                41               41
         Mitsubishi Electric Corp.                                     45               221
         Sanyo Electric Co. Ltd.                                       39               160
         Sharp Corp.                                                   25               399
         Stanley Electric Co. Ltd.                                     4                70
         Sumitomo Electric Industries Ltd.                             18               184
         Toshiba Corp.                                                 76               306
         Ushio Inc.                                                    3                54
         Vestas Wind Systems A/S (b) (l)                               4                63
                                                                                        2,302
Electronics - 1.7%
         Advantest Corp.                                               2                121
         Alps Electric Co. Ltd.                                        4                57
         Anritsu Corp. (l)                                             2                13
         Barco NV                                                      -                30
         Dainippon Screen Manufacturing Co. Ltd. (l)                   5                30
         Electrocomponents Plc                                         12               77
         Epcos AG (b)                                                  1                25
         Fanuc Ltd.                                                    4                227
         Hirose Electric Co. Ltd.                                      1                88
         Keyence Corp.                                                 1                187
         Koninklijke Philips Electronics NV                            35               932
         Kyocera Corp.                                                 4                365
         Mabuchi Motor Co. Ltd. (l)                                    1                51
         Minebea Co. Ltd.                                              9                42
         Mitsumi Electric Co. Ltd.                                     2                20
         Murata Manufacturing Co. Ltd.                                 6                336
         NEC Corp.                                                     43               303
         NGK Insulators Ltd.                                           7                57
         Omron Corp.                                                   6                129
         Premier Farnell Plc                                           9                39
         Secom Co. Ltd.                                                6                233
         Taiyo Yuden Co. Ltd. (l)                                      3                42
         Venture Corp. Ltd.                                            6                63
         Yokogawa Electric Corp.                                       6                80
                                                                                        3,547
Engineering & Construction - 1.1%
         ABB Ltd. (b)                                                  49               268
         Acciona SA                                                    1                47
         ACS Actividades Cons y Serv                                   7                123
         Amec Plc                                                      8                39
         Auckland International Airport Ltd.                           7                31
         BAA Plc                                                       28               284
         Balfour Beatty Plc                                            11               51
         Bouygues SA                                                   5                174
         Cheung Kong Infrastructure Holdings Ltd.                      12               29
         COMSYS Holdings Corp.                                         3                24
         Flughafen Wien AG                                             -                15
         Fomento de Construcciones Y Contratas SA (l)                  1                45
         Grupo Ferrovial SA                                            2                71
         Hellenic Technodomiki Tev SA                                  1                5
         JGC Corp.                                                     5                48
         Kajima Corp.                                                  24               89
         Kinden Corp.                                                  3                19
         Kobenhavns Lufthavne                                          -                18
         Leighton Holdings Ltd. (l)                                    3                20
         Linde AG (l)                                                  2                127
         New World Development Co. Ltd.                                59               43
         Nishimatsu Construction Co. Ltd.                              7                24
         Obayashi Corp.                                                15               81
         Okumura Corp.                                                 5                26
         SembCorp Industries Ltd.                                      29               23
         Shimizu Corp.                                                 13               59
         Singapore Technologies Engineering Ltd.                       35               42
         Skanska AB (l)                                                10               86
         Taisei Corp.                                                  21               79
         Takuma Co. Ltd.                                               2                14
         Technical Olympic SA                                          2                10
         Toda Corp.                                                    5                20
         VA Technologie AG (b)                                         -                16
         Vinci SA                                                      2                191
                                                                                        2,241
Entertainment - 0.4%
         Aristocrat Leisure Ltd.                                       9                30
         EMI Group Plc                                                 20               90
         Greek Organization of Football Prognostics SA                 4                79
         Hilton Group Plc                                              42               208
         Oriental Land Co. Ltd.                                        1                85
         TAB Ltd.                                                      13               45
         TABCORP Holdings Ltd. (l)                                     11               105
         Toho Co. Ltd.                                                 3                49
         William Hill Plc                                              11               114
                                                                                        805
Environmental Control - 0.0%
         Kurita Water Industries Ltd.                                  3                40
         Tomra Systems ASA (l)                                         4                19
         Waste Management NZ Ltd.                                      2                7
                                                                                        66
Food - 4.9%
         Ajinomoto Co. Inc.                                            15               181
         Ariake Japan Co. Ltd. (l)                                     -                13
         Axfood AB (l)                                                 1                18
         Cadbury Schweppes Plc                                         54               468
         Carrefour SA                                                  15               730
         Casino Guichard-Perrachon SA                                  1                75
         Colruyt SA                                                    -                58
         Compass Group Plc                                             57               346
         Danisco A/S                                                   1                67
         Delhaize Group (l)                                            2                92
         Fyffes Plc                                                    9                19
         Greencore Group Plc                                           3                11
         Groupe Danone                                                 6                551
         House Foods Corp.                                             2                25
         J Sainsbury Plc (l)                                           41               211
         Jeronimo Martins (b) (l)                                      1                14
         Katokichi Co. Ltd.                                            1                24
         Kerry Group Plc                                               4                77
         Kesko Oyj (l)                                                 2                34
         Kikkoman Corp.                                                4                34
         Koninklijke Ahold NV (b)                                      41               321
         Meiji Dairies Corp.                                           6                33
         Meiji Seika Kaisha Ltd.                                       8                36
         Metro AG (l)                                                  4                182
         Nestle SA                                                     11               2,829
         Nichirei Corp.                                                7                25
         Nippon Meat Packers Inc.                                      4                49
         Nisshin Seifun Group Inc.                                     4                41
         Nissin Food Products Co. Ltd.                                 2                59
         Numico NV (b)                                                 4                131
         Orkla ASA (l)                                                 5                124
         Ostasiatiske Kompagni                                         1                23
         QP Corp.                                                      3                23
         Snow Brand Milk Products Co. Ltd. (b) (l)                     5                15
         Sodexho Alliance SA                                           3                69
         Suedzucker AG (l)                                             1                26
         Tate & Lyle Plc                                               10               61
         Tesco Plc                                                     202              975
         Toyo Suisan Kaisha Ltd.                                       2                26
         Unilever NV                                                   15               1,026
         Unilever Plc                                                  73               714
         Woolworths Ltd.                                               27               213
         Yakult Honsha Co. Ltd. (l)                                    3                43
         Yamazaki Baking Co. Ltd.                                      3                29
                                                                                        10,121
Forest Products & Paper - 0.5%
         Billerud AB (l)                                               2                28
         Carter Holt Harvey Ltd.                                       21               28
         Holmen AB (l)                                                 1                38
         Mayr-Melnhof Karton AG                                        -                18
         Nippon Unipac Holding                                         -                120
         Norske Skogindustrier ASA (l)                                 3                46
         OJI Paper Co. Ltd.                                            21               135
         PaperlinX Ltd.                                                12               40
         Stora Enso Oyj - Class R                                      16               223
         Svenska Cellulosa AB (l)                                      5                194
         UPM-Kymmene Oyj                                               14               263
                                                                                        1,133
Gas - 0.6%
         Australian Gas Light Co. Ltd.                                 12               101
         Centrica Plc                                                  112              457
         Gas Natural SDG SA (l)                                        4                98
         Hong Kong & China Gas Co. Ltd.                                97               160
         Ngc Holdings Ltd.                                             3                5
         Osaka Gas Co. Ltd.                                            54               150
         Snam Rete Gas SpA (l)                                         24               102

         Tokyo Gas Co. Ltd.                                            67               238
                                                                                        1,311
Hand & Machine Tools - 0.5%
         Fuji Electric Co. Ltd.                                        12               32
         KCI Konecranes Oyj                                            -                14
         KONE Corp. Oyj - Class B                                      1                61
         Makita Corp.                                                  3                45
         Nidec Corp.                                                   1                124
         Sandvik AB (l)                                                6                199
         Schindler Holding AG                                          -                42
         Schneider Electric SA                                         6                377
         SMC Corp.                                                     1                151
         Techtronic Industries Co. (b)                                 20               32
         THK Co. Ltd.                                                  3                47
                                                                                        1,124
Healthcare - 0.8%
         Capio AB (b)                                                  2                17
         Cie Generale D'Optique Essilor International SA               3                164
         Cochlear Ltd.                                                 1                23
         Coloplast A/S                                                 -                33
         Elekta AB - Class B (b) (l)                                   1                15
         Fisher & Paykel Healthcare Corp.                              2                20
         Fresenius Medical Care AG (l)                                 1                65
         Gambro AB (l)                                                 8                73
         Getinge AB                                                    4                47
         Hoya Corp.                                                    3                305
         Luxottica Group SpA (l)                                       4                58
         Nobel Biocare Holding AG                                      1                86
         Nobel Biocare Holding AG                                      -                16
         Parkway Holdings Ltd.                                         10               7
         Phonak Holding AG                                             1                31
         Smith & Nephew Plc                                            25               264
         SSL International Plc                                         4                22
         Strauman Holding AG                                           -                39
         Synthes Inc.                                                  1                142
         Terumo Corp.                                                  5                113
         William Demant Holding A/S (b)                                1                26
                                                                                        1,566
Holding Companies - Diversified - 0.7%
         DCC Plc                                                       2                40
         Groupe Bruxelles Lambert SA                                   2                115
         Haw Par Corp. Ltd.                                            3                10
         Hutchison Whampoa Ltd.                                        56               382
         Keppel Corp. Ltd.                                             14               56
         LVMH Moet Hennessy Louis Vuitton SA (l)                       6                465
         Patrick Corp. Ltd.                                            13               48
         Swire Pacific Ltd.                                            25               159
         Tomkins Plc                                                   21               106
         Viohalco                                                      3                19
         Wharf Holdings Ltd.                                           32               92
                                                                                        1,492
Home Builders - 0.4%
         Barratt Developments Plc                                      7                71
         Bellway Plc                                                   3                37
         Berkeley Group Plc                                            3                62
         Daiwa House Industry Co. Ltd.                                 13               151
         George Wimpey  Plc                                            10               69
         Persimmon Plc                                                 7                79
         Sekisui Chemical Co. Ltd.                                     11               93
         Sekisui House Ltd. (l)                                        13               144
         Taylor Woodrow Plc                                            16               74
                                                                                        780
Home Furnishings - 1.1%
         Bang & Olufsen A/S                                            -                18
         Electrolux AB - Series B (l)                                  8                144
         Fisher & Paykel Appliances Holdings Ltd.                      7                21
         Matsushita Electric Industrial Co. Ltd.                       58               826
         MFI Furniture Group Plc                                       16               44
         Pioneer Corp.                                                 4                103
         SONY Corp.                                                    24               919
         Thomson                                                       6                121
         Yamaha Corp.                                                  4                69
                                                                                        2,265
Household Products - 0.4%
         Henkel KGaA                                                   2                136
         Pacific Brands Ltd. (b)                                       12               23
         Reckitt Benckiser Plc                                         16               446
         Societe BIC SA                                                1                39
         Toto Ltd.                                                     8                84
         Waterford Wedgwood Plc (b)                                    28               6
                                                                                        734
Insurance - 4.6%
         Aegon NV                                                      36               432
         Alleanza Assicurazioni SpA (l)                                13               143
         Allianz AG                                                    8                878
         AMP Ltd.                                                      49               214
         Assicurazioni Generali SpA (l)                                25               679
         Aviva Plc                                                     59               612
         AXA                                                           35               773
         AXA Asia Pacific Holdings Ltd.                                17               39
         CNP Assurances                                                1                54
         Corporacion Mapfre SA                                         3                37
         Friends Provident Plc                                         46               123
         ING Groep NV                                                  46               1,088
         Insurance Australia Group Ltd.                                43               150
         Legal & General Group Plc                                     171              295
         Mediolanum SpA (l)                                            7                43
         Millea Holdings Inc.                                          -                579
         Mitsui Sumitomo Insurance Co. Ltd.                            33               310
         Muenchener Rueckversicherungs AG                              5                489
         Pohjola Group Plc - Class D                                   2                21
         Prudential Plc                                                53               454
         QBE Insurance Group Ltd.                                      18               159
         Riunione Adriatica di Sicurta SpA                             8                147
         Royal & Sun Alliance Insurance Group Plc                      76               113
         Skandia Forsakrings AB (l)                                    27               111
         Sompo Japan Insurance Inc.                                    19               194
         Storebrand ASA (l)                                            6                39
         Swiss Reinsurance                                             8                550
         T&D Holdings Ltd. (b)                                         4                210
         Topdanmark A/S (b)                                            1                30
         Zurich Financial Services AG (b)                              4                601
                                                                                        9,567
Internet - 0.3%
         Rakuten Inc. (l)                                              -                76
         Softbank Corp.                                                6                264
         Trend Micro Inc.                                              3                111
         Yahoo Japan Corp. (b) (l)                                     -                243
                                                                                        694
Investment Companies - 0.1%
         Independent Newspapers Ltd.                                   3                10
         Macquarie Infrastructure Group                                51               117
                                                                                        127
Iron & Steel - 0.8%
         Acerinox SA (l)                                               1                68
         Arcelor                                                       11               177
         BHP Steel Ltd.                                                20               92
         Boehler-Uddeholm AG                                           -                20
         Corus Group Plc (b)                                           104              75
         JFE Holdings Inc.                                             14               340
         Kobe Steel Ltd.                                               63               94
         Nippon Steel Corp.                                            161              338
         Nisshin Steel Co. Ltd.                                        18               36
         OneSteel Ltd.                                                 14               24
         Rautaruukki Oyj                                               3                21
         Ssab Svenskt Stal AB (l)                                      2                28
         Ssab Svenskt Stal AB (l)                                      1                10
         Sumitomo Metal Industries Ltd.                                95               112
         ThyssenKrupp AG                                               8                142
         Voestalpine AG (l)                                            1                35
                                                                                        1,612
Leisure Time - 0.3%
         Amer Group Ltd. (l)                                           1                34
         Carnival Plc                                                  4                216
         Kuoni Reisen Holding AG                                       -                29
         Namco Ltd.                                                    1                25
         Sammy Corp. (l)                                               1                43
         Sankyo Co. Ltd.                                               1                49
         Shimano Inc.                                                  2                45
         TUI AG                                                        3                65
         Yamaha Motor Co. Ltd.                                         4                62
                                                                                        568
Lodging - 0.2%
         Accor SA                                                      5                211
         Hyatt Regency SA                                              1                10
         InterContinental Hotels Group Plc                             19               204
         NH Hoteles SA                                                 2                21
         Overseas Union Enterprise Ltd.                                1                4
         Shangri-La Asia Ltd. (l)                                      30               29
         Sky City Entertainment Group Ltd.                             12               38
                                                                                        517
Machinery - 0.5%
         Alstom (b)                                                    24               27
         Amada Co. Ltd.                                                8                53
         Atlas Copco AB (l)                                            3                111
         Atlas Copco AB (l)                                            2                62
         Ebara Corp.                                                   6                29
         Hitachi Construction Machinery Co. Ltd. (l)                   3                36
         Komatsu Ltd.                                                  25               151
         Komori Corp.                                                  1                17
         Kubota Corp.                                                  28               148
         MAN AG (l)                                                    3                98
         Metso Oyj                                                     3                36
         Rieter Holding AG                                             -                35
         Sumitomo Heavy Industries Ltd. (b)                            14               44
         Toyota Industries Corp.                                       5                120
                                                                                        967
Manufacturing - 1.7%
         AGFA-Gevaert NV                                               2                57
         Alfa Laval AB (l)                                             2                32
         Amano Corp.                                                   2                18
         Ansell Ltd.                                                   4                23
         BBA Group Plc                                                 11               57
         Cookson Group Plc (b)                                         46               35
         FKI Plc                                                       17               37
         Fuji Photo Film Co. Ltd.                                      12               376
         Futuris Corp. Ltd.                                            11               12
         IMI Plc                                                       10               66
         Invensys Plc (b)                                              157              51
         Ishikawajima-Harima Heavy Industries Co. Ltd. (b)             28               46
         Kawasaki Heavy Industries Ltd.                                34               55
         Konica Corp.                                                  11               152
         Mitsubishi Heavy Industries Ltd.                              75               203
         Nikon Corp.                                                   7                79
         NKT Holding A/S                                               -                6
         Novar Plc                                                     13               28
         Olympus Optical Co. Ltd.                                      6                113
         Orica Ltd.                                                    7                78
         RHI AG (b)                                                    -                9
         Siemens AG                                                    21               1,515
         Smiths Group Plc                                              15               199
         Sulzer AG                                                     -                25
         Trelleborg AB (l)                                             2                35
         Uponor Oyj                                                    1                28
         Wartsila Oyj                                                  1                20
         Wesfarmers Ltd.                                               10               203
                                                                                        3,558
 Media - 2.2%
         Amoldo Mondadori Editore SpA (l)                              3                27
         Antena 3 Television SA (b) (l)                                1                34
         British Sky Broadcasting Plc                                  33               374
         Daily Mail & General Trust                                    8                109
         EMAP Plc                                                      7                94
         Eniro AB (l)                                                  4                33
         Fuji Television Network Inc.                                  -                14
         Gruppo Editoriale L'Espresso SpA (l)                          5                30
         Independent News & Media Plc                                  15               36
         ITV Plc                                                       109              229
         John Fairfax Holdings Ltd.                                    22               58
         Lagardere S.C.A.                                              3                204
         Mediaset SpA (l)                                              16               177
         Modern Times Group AB (b)                                     2                29
         News Corp. Ltd.                                               36               317
         Pearson Plc                                                   21               257
         Promotora de Informaciones SA (Prisa)                         2                37
         ProSieben Sat.1 Media AG (l)                                  2                40
         Publishing & Broadcasting Ltd.                                4                32
         Reed Elsevier NV                                              18               259
         Reed Elsevier Plc                                             33               324
         Reuters Group Plc                                             38               252
         Schibsted ASA                                                 1                22
         SCMP Group Ltd.                                               20               8
         Seat Pagine Gialle SpA (b)                                    98               41
         Seat-Pagine Gialle SpA (b) (l)                                30               12
         Singapore Press Holdings Ltd.                                 41               100
         Sky Network Television Ltd. (b)                               2                8
         Societe Television Francaise 1 (l)                            3                95
         Sogecable SA (b) (l)                                          1                36
         Television Broadcasts Ltd.                                    8                34
         Tokyo Broadcasting System Inc.                                1                16
         Trinity Mirror Plc                                            8                91
         United Business Media Plc                                     9                82
         Vivendi Universal SA (b)                                      27               743
         VNU NV                                                        6                183
         Wolters Kluwer NV                                             7                129
         Yell Group Plc                                                19               116
                                                                                        4,682
Metal Fabrication & Hardware - 0.2%
         Assa Abloy AB - Class B (l)                                   8                103
         Hoganas AB (l)                                                1                17
         NSK Ltd.                                                      11               55
         NTN Corp.                                                     11               56
         SKF AB (l)                                                    2                90
                                                                                        321
Mining - 1.4%
         Alumina Ltd.                                                  30               109
         BHP Billiton Ltd.                                             99               862
         BHP Billiton Plc                                              65               563
         Dowa Mining Co. Ltd.                                          7                42
         Iluka Resources Ltd.                                          6                19
         Mitsubishi Materials Corp.                                    24               54
         Mitsui Mining & Smelting Co. Ltd.                             14               65
         Newcrest Mining Ltd.                                          9                83
         Nippon Light Metal Co. Ltd.                                   10               24
         Outokumpu Oyj (l)                                             2                38
         Rio Tinto Ltd. (l)                                            8                205
         Rio Tinto Plc                                                 28               674
         Sumitomo Metal Mining Co. Ltd.                                13               85
         Umicore                                                       1                41
         WMC Resources Ltd.                                            31               106
                                                                                        2,970
Office & Business Equipment - 0.8%
         Canon Inc. (l)                                                22               1,158
         OCE NV                                                        2                36
         Ricoh Co. Ltd.                                                18               383
         Seiko Epson Corp.                                             3                95
                                                                                        1,672
Office Furnishings - 0.0%
         Kokuyo Co. Ltd.                                               2                26

Oil & Gas Producers - 7.9%
         BG Group Plc                                                  93               572
         BP Plc                                                        580              5,120
         ENI-Ente Nazionale Idrocarburi SpA (l)                        68               1,359
         Hellenic Petroleum SA                                         3                22
         Lundin Petroleum AB (b)                                       4                21
         Nippon Mining Holdings Inc.                                   16               79
         Nippon Oil Corp.                                              34               214
         Norsk Hydro ASA (l)                                           4                248
         OMV AG                                                        -                68
         Origin Energy Ltd.                                            18               71
         Repsol YPF SA (l)                                             24               526
         Royal Dutch Petroleum Co. - NYS                               55               2,811
         Santos Ltd.                                                   16               76
         Shell Transport & Trading Co. Plc                             254              1,866
         Showa Shell Sekiyu KK (l)                                     4                37
         Statoil ASA (l)                                               12               147
         Teikoku Oil Co. Ltd. (l)                                      5                27
         TonenGeneral Sekiyu KK (l)                                    8                69
         Total Fina Elf SA                                             15               2,923
         Woodside Petroleum Ltd.                                       12               144
                                                                                        16,400
Oil & Gas Services - 0.0%
         Aker Kvaerner ASA (b) (l)                                     1                8
         Petroleum Geo-Services ASA (b)                                -                16
         Smedvig ASA - Class A                                         1                7
         Technip-Coflexip SA                                           -                67
                                                                                        98
Packaging & Containers - 0.1%
         Amcor Ltd.                                                    23               110
         Rexam Plc                                                     14               117
         Toyo Seikan Kaisha Ltd.                                       4                69
                                                                                        296
Pharmaceuticals - 7.6%
         Alfresa Holdings Corp. (l)                                    1                28
         Alliance Unichem Plc                                          7                79
         Altana AG (l)                                                 2                110
         AstraZeneca Plc                                               44               1,984
         Aventis SA (l)                                                18               1,358
         Celesio AG                                                    1                50
         Celltech Group Plc (b)                                        8                76
         Chugai Pharmaceutical Co. Ltd. (l)                            7                114
         CSL Ltd.                                                      5                78
         Daiichi Pharmaceutical Co. Ltd.                               7                116
         Eisai Co. Ltd. (l)                                            7                193
         Elan Corp. Plc (b)                                            10               250
         Fujisawa Pharmaceutical Co. Ltd.                              8                178
         GlaxoSmithKline Plc                                           156              3,160
         H Lundbeck A/S (l)                                            2                44
         Kaken Pharmaceutical Co. Ltd. (l)                             2                12
         Kuraya Sanseido Inc. (l)                                      2                32
         Kyowa Hakko Kogyo Co. Ltd.                                    9                65
         Mayne Group Ltd.                                              16               38
         Merck KGaA                                                    1                78
         Novartis AG                                                   63               2,762
         Novo-Nordisk A/S                                              7                345
         Omega Pharma SA                                               1                31
         Orion-Yhtymae Oy                                              1                26
         Roche Holding AG Genusschein                                  18               1,831
         Sankyo Co. Ltd.                                               10               212
         Sanofi-Synthelabo SA (l)                                      10               613
         Schering AG                                                   5                273
         Serono SA - Class B                                           -                106
         Shionogi & Co. Ltd.                                           8                138
         Suzuken Co. Ltd.                                              1                39
         Taisho Pharmaceutical Co. Ltd.                                4                89
         Takeda Chemical Industries Ltd.                               23               1,027
         UCB SA                                                        2                104
         Yamanouchi Pharmaceutical Co. Ltd.                            8                272
                                                                                        15,911
Real Estate - 1.9%
         Allgreen Properties Ltd.                                      11               6
         Ascendas Real Estate Investment Trust                         12               10
         British Land Co. Plc                                          13               163
         CapitaLand Ltd.                                               24               19
         CapitaMall Trust                                              13               13
         Castellum AB (l)                                              1                29
         Centro Properties Group                                       16               45
         CFS Gandel Retail Trust                                       33               32
         Cheung Kong Holdings Ltd.                                     40               295
         City Developments Ltd.                                        12               38
         Cofinimmo SA                                                  -                14
         Commonwealth Property Office Fund                             40               32
         Corio NV (b) (l)                                              1                49
         Daito Trust Construction Co. Ltd.                             2                89
         Deutsche Office Trust                                         35               28
         Drott AB (b) (l)                                              1                12
         Gecina SA                                                     1                57
         General Property Trust                                        55               133
         Great Portland Estates Plc                                    4                19
         Hammerson Plc                                                 7                90
         Hang Lung Properties Ltd. (l)                                 33               43
         Henderson Land Development Co. Ltd.                           20               86
         Hopewell Holdings                                             17               34
         Hysan Development Co. Ltd.                                    14               21
         Immofinanz Immobilien Anlagen AG (b)                          7                55
         ING Industrial Fund                                           16               20
         Investa Property Group                                        35               48
         Japan Real Estate Investment Corp. (l)                        -                42
         Japan Retail Fund Investment Corp.                            -                35
         Keppel Land Ltd.                                              9                8
         Kerry Properties Ltd.                                         12               17
         Klepierre                                                     1                41
         Land Securities Group Plc                                     12               258
         Lend Lease Corp. Ltd.                                         10               73
         Leopalace21 Corp.                                             3                50
         Liberty International Plc                                     6                86
         Macquarie Goodman Industrial Trust                            45               52
         Metrovacesa SA (l)                                            1                34
         Mirvac Group                                                  20               59
         Mitsubishi Estate Co. Ltd.                                    26               322
         Mitsui Fudosan Co. Ltd.                                       18               215
         Nippon Building Fund Inc. (l)                                 -                43
         Rodamco Europe NV (b)                                         1                70
         Sacyr Vallehermoso SA                                         3                37
         Singapore Land Ltd.                                           2                5
         Sino Land Co.                                                 24               13
         Slough Estates Plc                                            11               88
         Stockland                                                     32               116
         Sumitomo Realty & Development Co. Ltd.                        10               124
         Sun Hung Kai Properties Ltd.                                  35               287
         Tokyu Land Corp.                                              8                26
         Unibail Holding                                               1                122
         United Overseas Land Ltd.                                     12               16
         Wereldhave NV (b)                                             1                41
         Westfield Holdings Ltd.                                       10               112
         Westfield Trust (l)                                           55               170
         Wihlborgs Fastigheter AB                                      1                14
         Wing Tai Holdings Ltd.                                        14               7
                                                                                        4,063
Retail - 2.9%
         Aeon Co. Ltd.                                                 7                265
         Aoyama Trading Co. Ltd.                                       2                41
         Autobacs Seven Co. Ltd. (l)                                   1                26
         Autogrill SpA (b)                                             3                43
         Boots Group Plc                                               21               257
         Bulgari SpA (l)                                               4                37
         C&S Co. Ltd. (l)                                              1                26
         Citizen Watch Co. Ltd. (l)                                    7                79
         Coles Myer Ltd.                                               29               172
         Compagnie Financiere Richemont AG - Class A                   14               361
         Daimaru Inc. (l)                                              5                46
         D'ieteren NV                                                  -                16
         Dixons Group Plc                                              52               155
         Douglas Holding AG                                            1                29
         Enterprise Inns Plc                                           9                97
         FamilyMart Co. Ltd. (l)                                       2                52
         Fast Retailing Co. Ltd. (l)                                   1                113
         Folli - Follie SA                                             -                10
         Germanos SA                                                   1                17
         Giordano International Ltd.                                   34               21
         Grafton Group Plc (b)                                         5                42
         GUS Plc                                                       27               409
         Hankyu Department Stores Inc.                                 3                26
         Harvey Norman Holdings Ltd.                                   12               23
         Hellenic Duty Free Shops SA                                   1                10
         Hennes & Mauritz AB - Class B (l)                             13               324
         HMV Group Plc                                                 9                40
         ID (l)                                                        4                51
         Inditex SA (l)                                                6                128
         Isetan Co. Ltd.                                               5                68
         Ito-Yokado Co. Ltd. (l)                                       9                385
         KarstadtQuelle AG                                             1                15
         Kesa Electricals Plc                                          14               75
         Kingfisher Plc                                                61               318
         Koninklijke Vendex KBB NV                                     2                45
         Lawson Inc. (l)                                               2                66
         Marks & Spencer Group Plc                                     59               390
         Marui Co. Ltd.                                                8                110
         Matsumotokiyoshi Co. Ltd.                                     1                30
         Mitchells & Butlers Plc                                       14               73
         Mitsukoshi Ltd. (l)                                           10               56
         Next Plc                                                      7                180
         Nitori Co. Ltd.                                               -                25
         Pinault-Printemps-Redoute SA                                  2                184
         Punch Taverns Plc                                             7                64
         Ryohin Keikaku Co. Ltd.                                       1                31
         Saizeriya Co. Ltd. (l)                                        1                7
         Seven-Eleven Japan Co. Ltd. (l)                               10               326
         Shimachu Co. Ltd. (l)                                         1                35
         Shimamura Co. Ltd. (l)                                        1                43
         Signet Group Plc                                              44               91
         Skylark Co. Ltd. (l)                                          2                34
         Sonae SGPS SA                                                 22               24
         Swatch Group AG                                               2                47
         Swatch Group AG - Class B                                     1                116
         Takashimaya Co. Ltd. (l)                                      7                81
         USS Co. Ltd.                                                  1                52
         Valora Holding AG                                             -                22
         Warehouse Group Ltd.                                          3                7
         Whitbread Plc                                                 8                118
         Yamada Denki Co. Ltd.                                         2                75
                                                                                        6,109
Semiconductors - 0.8%
         ARM Holdings Plc                                              25               55
         ASM Pacific Technology (l)                                    5                17
         ASML Holding NV (b)                                           13               215
         Chartered Semiconductor Manufacturing Ltd. (b) (l)            23               19
         Infineon Technologies AG (b)                                  17               224
         Micronas Semiconductor Holdings (b)                           1                36
         NEC Electronics Corp. (l)                                     1                61
         Rohm Co. Ltd.                                                 3                335
         Sanken Electric Co. Ltd.                                      3                39
         ST Assembly Test Services Ltd. (b) (l)                        7                6
         STMicroelectronics NV                                         15               337
         Tokyo Electron Ltd.                                           5                252
         Unaxis Holding AG                                             -                30
                                                                                        1,626
Shipbuilding - 0.0%
         Mitsui Engineering & Shipbuilding Co. Ltd.                    19               33
         SembCorp Marine Ltd.                                          7                4
                                                                                        37
Software - 0.7%
         Business Objects SA (b)                                       2                38
         Capcom Co. Ltd.                                               1                13
         Dassault Systemes SA                                          2                74
         Fuji Soft ABC Inc.                                            1                28
         Hitachi Software Engineering Co. Ltd.                         1                14
         Konami Corp.                                                  2                53
         Misys Plc                                                     14               51
         Nomura Research Institute Ltd.                                1                64
         Oracle Corp. Japan                                            1                44
         Sage Group Plc                                                33               112
         SAP AG (l)                                                    5                899
                                                                                        1,390
Storage/Warehousing - 0.0%
         Mitsubishi Logistics Corp.                                    3                28

Telecommunications - 4.3%
         Belgacom SA (b)                                               4                120
         BT Group Plc                                                  227              815
         Cable & Wireless Plc (b)                                      63               149
         Deutsche Telekom AG (b)                                       66               1,165
         Eircom Group Plc (b)                                          12               21
         Elisa Communications Oyj - Class A (b)                        3                46
         France Telecom SA                                             29               765
         Hellenic Telecommunications Organization SA                   7                90
         Nippon Telegraph & Telephone Corp.                            -                743
         PCCW Ltd. (b)                                                 90               61
         Portugal Telecom SGPS SA                                      23               249
         PT-Multimedia - Servicos de Telecomunicacoes e
         Multimedia SGPS SA (l)                                        1                24
         Royal KPN NV (l)                                              52               399
         Singapore Telecommunications Ltd.                             164              214
         Swisscom AG                                                   1                230
         TDC A/S                                                       4                114
         Tele2 AB - Class B (l)                                        2                105
         Telecom Corp. (l)                                             50               188
         Telecom Italia SpA                                            369              1,011
         Telefonica SA (l)                                             124              1,830
         Telekom Austria AG                                            7                113
         Telenor ASA (l)                                               22               151
         TeliaSonera AB (l)                                            49               209
         Telstra Corp. Ltd.                                            56               198
         Tiscali SpA (b) (l)                                           6                26
                                                                                        9,037
Telecommunications Equipment - 1.8%
         Alcatel SA (b)                                                32               495
         Datacraft Asia Ltd. (b)                                       5                5
         GN Store Nord                                                 5                48
         Intracom SA                                                   3                12
         Kudelski SA (b)                                               1                21
         Marconi Corp. Plc (b)                                         6                69
         Nokia Oyj                                                     126              1,820
         NTT Data Corp.                                                -                106
         Oki Electric Industry Co. Ltd. (b)                            13               52
         Tandberg ASA (l)                                              4                38
         Telefonaktiebolaget LM Ericsson (b)                           387              1,140
                                                                                        3,806
Textiles - 0.2%
         Kuraray Co. Ltd.                                              10               82
         Mitsubishi Rayon Co. Ltd.                                     12               47
         Nisshinbo Industries Inc.                                     4                30
         Teijin Ltd.                                                   20               75
         Texwinca Holdings Ltd.                                        16               13
         Toray Industries Inc.                                         31               145
         Toyobo Co. Ltd.                                               16               40
                                                                                        432
Tobacco - 0.7%
         Altadis SA (l)                                                7                223
         British American Tobacco Plc                                  41               632
         Imperial Tobacco Group Plc                                    19               412
         Japan Tobacco Inc.                                            -                187
         Swedish Match AB (l)                                          9                93
                                                                                        1,547
Toys & Hobbies - 0.2%
         Bandai Co. Ltd. (l)                                           2                49
         Nintendo Co. Ltd.                                             3                301
         Sega Corp. (b) (l)                                            3                32
                                                                                        382
Transportation - 1.7%
         Amadeus Global Travel Distribution SA (l)                     8                55
         Arriva Plc                                                    5                35
         Associated British Ports Holdings Plc                         9                66
         Central Japan Railway Co.                                     -                230
         ComfortDelGro Corp. Ltd.                                      51               36
         Compagnie Maritime Belge SA                                   -                8
         Dampskibsselskabet Svendborg                                  -                199
         Deutsche Post AG                                              12               252
         DSV De Sammensluttede Vognmaend af                            1                24
         East Japan Railway Co.                                        -                499
         Exel Plc                                                      8                105
         Firstgroup Plc                                                10               53
         Frontline Ltd. (l)                                            1                38
         Kawasaki Kisen Kaisha Ltd. (l)                                12               61
         Keihin Electric Express Railway Co. Ltd. (l)                  10               63
         Keio Electric Railway Co. Ltd.                                14               80
         Kinki Nippon Railway Co. Ltd.                                 40               152
         Mitsui O.S.K. Lines Ltd.                                      24               126
         MTR Corp.                                                     35               52
         National Express Group Plc                                    3                40
         Neptune Orient Lines Ltd.                                     30               41
         Nippon Express Co. Ltd.                                       21               123
         Nippon Yusen Kabushiki Kaisha                                 24               111
         Odakyu Electric Railway Co. Ltd.                              17               92
         Orient Overseas International Ltd.                            5                15
         Peninsular and Oriental Steam Navigation Co.                  20               79
         Seino Transportation Co. Ltd.                                 3                31
         SembCorp Logistics Ltd.                                       5                5
         Ship Finance International Ltd.                               -                4
         Singapore Post Ltd.                                           42               21
         SMRT Corp. Ltd.                                               14               6
         Stagecoach Group Plc                                          27               45
         Tobu Railway Co. Ltd.                                         20               88
         Tokyu Corp.                                                   25               128
         Toll Holdings Ltd.                                            6                44
         TPG NV (l)                                                    8                189
         West Japan Railway Co.                                        -                181
         Yamato Transport Co. Ltd.                                     11               180
                                                                                        3,557
Venture Capital - 0.1%
         3i Group Plc                                                  16               179
         Jafco Co. Ltd.                                                1                53
                                                                                        232
Water - 0.5%
         Kelda Group Plc                                               10               91
         Severn Trent Plc                                              9                127
         Sociedad General de Aguas de Barcelona SA (l)                 1                25
         Suez SA                                                       21               440
         United Utilities Plc                                          23               186
         Veolia Environnement                                          8                212
                                                                                        1,081
Wireless Telecommunications - 2.7%
         Cosmote Mobile Telecommunications SA                          3                51
         Mobistar SA (b)                                               1                42
         NTT DoCoMo Inc.                                               1                944
         SmarTone Telecommunications Holding Ltd.                      7                8
         TIM SpA (l)                                                   100              566
         Uniden Corp.                                                  2                43
         Vodafone Group Plc                                            1,780            3,899
                                                                                        5,553

         Total Common Stocks (cost $187,504)                                            204,928

Preferred Stocks - 0.4%
Auto Manufacturers - 0.1%
         Porsche AG                                                    -                143
         Volkswagen AG (l)                                             3                77
                                                                                        220
Healthcare - 0.0%
         Fresenius Medical Care AG (l)                                 1                37
Media - 0.3%
         News Corp. Ltd.                                               71               581
         Total Preferred Stocks (cost $754)                                             838

Rights - 0.0%
         Jeronimo Martins - Rights, 07/09/04                           -                -
         Total Rights (cost $0)                                                         -

Warrants - 0.0%
Commercial Services - 0.0%
         Hopewell Highway Infrastructure, Strike Price 4.18 HKD,
         Expiring 08/05/06                                             1                -
         Total Warrants (cost $0)                                                       -

Short Term Investments - 5.7%
Money Market Funds - 5.4%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   10,448           10,448
         Dreyfus Government Cash Management, 0.96% (a) (n)             794              794
                                                                                        11,242
U.S. Treasury Bills - 0.3%
         U.S. Treasury Bill, 1.23%, 09/30/04 (m)                       $650             648
         Total Short Term Investments (cost $11,890)                                    11,890

Total Investments - 104.3% (cost $200,148)                                              217,656
Other Assets and Liabilities, Net -  (4.3%)                                             (8,908)
Total Net Assets - 100%                                                                 $208,748

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
Common Stocks - 96.0%
Advertising - 0.3%
         Catalina Marketing Corp. (b)                                  7                $131
         Harte-Hanks Inc.                                              12               285
                                                                                        416
Aerospace & Defense - 1.1%
         Alliant Techsystems Inc. (b)                                  5                323
         L-3 Communications Holdings Inc. (l)                          14               949
         Sequa Corp. - Class A (b)                                     1                80
         Titan Corp. (b)                                               11               144
                                                                                        1,496
Airlines - 0.4%
         Airtran Holdings Inc. (b)                                     10               143
         Alaska Air Group Inc. (b) (l)                                 3                82
         JetBlue Airways Corp. (b)                                     14               401
                                                                                        626
Apparel - 1.0%
         Coach Inc. (b)                                                25               1,139
         Timberland Co. - Class A (b)                                  5                297
                                                                                        1,436
Auto Parts & Equipment - 1.0%
         ArvinMeritor Inc.                                             9                178
         Bandag Inc.                                                   3                113
         BorgWarner Inc.                                               7                327
         Lear Corp.                                                    9                544
         Modine Manufacturing Co.                                      5                150
         Superior Industries International Inc. (l)                    4                118
                                                                                        1,430
Banks - 5.6%
         Associated Banc-Corp.                                         15               437
         Bank of Hawaii Corp.                                          7                325
         Banknorth Group Inc.                                          23               748
         City National Corp.                                           6                423
         Colonial BancGroup Inc.                                       17               310
         Commerce Bancorp. Inc. (l)                                    10               576
         Compass Bancshares Inc.                                       16               704
         Cullen/Frost Bankers Inc.                                     7                304
         FirstMerit Corp.                                              11               299
         Greater Bay Bancorp.                                          7                203
         Hibernia Corp.                                                21               504
         Investors Financial Services Corp.                            9                384
         Mercantile Bankshares Corp.                                   11               497
         National Commerce Financial Corp.                             27               887
         Silicon Valley Bancshares (b)                                 5                184
         TCF Financial Corp.                                           9                541
         Westamerica Bancorp.                                          4                226
         Wilmington Trust Corp.                                        9                330
                                                                                        7,882
Beverages - 0.7%
         Constellation Brands Inc. - Class A (b)                       14               532
         PepsiAmericas Inc. (l)                                        18               390
                                                                                        922
Biotechnology - 0.9%
         Charles River Laboratories International Inc. (b)             6                295
         Millennium Pharmaceuticals Inc. (b)                           41               563
         Protein Design Labs Inc. (b)                                  12               237
         Vertex Pharmaceuticals Inc. (b)                               10               113
                                                                                        1,208
Building Materials - 0.4%
         Martin Marietta Materials Inc.                                6                285
         York International Corp.                                      6                231
                                                                                        516
Chemicals - 2.5%
         Airgas Inc.                                                   10               241
         Albemarle Corp.                                               5                172
         Cabot Corp.                                                   8                341
         Cabot Microelectronics Corp. (b)                              3                99
         Crompton Corp.                                                16               99
         Cytec Industries Inc.                                         5                233
         Ferro Corp.                                                   5                145
         FMC Corp. (b)                                                 5                211
         IMC Global Inc. (l)                                           16               212
         Lubrizol Corp.                                                7                255
         Lyondell Chemical Co. (l)                                     24               415
         Minerals Technologies Inc.                                    3                159
         Olin Corp.                                                    9                162
         RPM International Inc.                                        16               238
         Sensient Technologies Corp.                                   6                134
         Valspar Corp.                                                 7                347
                                                                                        3,463
Commercial Services - 4.3%
         Alliance Data Systems Corp. (b)                               10               423
         Banta Corp.                                                   3                144
         Career Education Corp. (b)                                    14               618
         ChoicePoint Inc. (b)                                          12               539
         Corinthian Colleges Inc. (b)                                  12               300
         DeVry Inc. (b)                                                9                259
         Education Management Corp. (b)                                10               324
         First Health Group Corp. (b)                                  12               193
         Gartner Inc. (b)                                              18               235
         ITT Educational Services Inc. (b)                             6                228
         Kelly Services Inc. - Class A                                 5                137
         Korn/Ferry International (b)                                  5                95
         Laureate Education Inc. (b)                                   6                235
         Manpower Inc.                                                 12               611
         MPS Group Inc. (b)                                            14               174
         Quanta Services Inc. (b)                                      15               95
         Rent-A-Center Inc. (b)                                        11               318
         Rollins Inc.                                                  6                138
         Sotheby's Holdings Inc. - Class A (b)                         9                137
         United Rentals Inc. (b)                                       10               182
         Valassis Communications Inc. (b)                              7                211
         Viad Corp. (b)                                                12               321
                                                                                        5,917
Computers - 3.9%
         BISYS Group Inc. (b)                                          16               222
         Cadence Design Systems Inc. (b) (l)                           37               536
         Ceridian Corp. (b)                                            20               442
         Cognizant Technology Solutions Corp. (b)                      17               440
         Diebold Inc.                                                  10               506
         DST Systems Inc. (b) (l)                                      11               541
         Imation Corp.                                                 5                201
         Jack Henry & Associates Inc.                                  12               245
         McData Corp. (b)                                              16               85
         Mentor Graphics Corp. (b)                                     10               148
         National Instruments Corp.                                    11               324
         Quantum Corp. (b)                                             24               73
         Reynolds & Reynolds Co.                                       9                203
         Sandisk Corp. (b)                                             22               470
         Storage Technology Corp. (b)                                  15               435
         Synopsys Inc. (b)                                             21               585
                                                                                        5,456
Distribution & Wholesale - 1.1%
         CDW Corp.                                                     11               710
         Fastenal Co. (l)                                              10               578
         Tech Data Corp. (b)                                           8                303
                                                                                        1,591
Diversified Financial Services - 2.1%
         A.G. Edwards Inc.                                             11               365
         AmeriCredit Corp. (b) (l)                                     21               411
         Eaton Vance Corp.                                             9                342
         IndyMac Bancorp. Inc.                                         8                254
         Jefferies Group Inc.                                          7                226
         LaBranche & Co. Inc. (l)                                      8                63
         Legg Mason Inc. (l)                                           9                809
         Raymond James Financial Inc.                                  10               255
         Waddell & Reed Financial Inc. - Class A                       11               247
                                                                                        2,972
Electric - 4.8%
         Allete Inc.                                                   12               395
         Alliant Energy Corp.                                          15               389
         Aquila Inc. (b)                                               27               96
         Black Hills Corp.                                             4                139
         DPL Inc.                                                      17               329
         Duquesne Light Holdings Inc. (l)                              10               199
         Energy East Corp.                                             20               476
         Great Plains Energy Inc. (l)                                  10               290
         Hawaiian Electric Industries Inc. (l)                         11               280
         Idacorp Inc.                                                  5                142
         MDU Resources Group Inc.                                      16               376
         Northeast Utilities                                           17               334
         NSTAR                                                         7                340
         OGE Energy Corp.                                              12               300
         Pepco Holdings Inc. (l)                                       23               421
         PNM Resources Inc.                                            8                171
         Puget Energy Inc.                                             13               285
         SCANA Corp. (l)                                               15               539
         Sierra Pacific Resources (b) (l)                              16               120
         Westar Energy Inc.                                            12               230
         Wisconsin Energy Corp.                                        16               517
         WPS Resources Corp.                                           5                231
                                                                                        6,599
Electrical Components & Equipment - 0.8%
         Ametek Inc.                                                   9                280
         Energizer Holdings Inc. (b)                                   11               493
         Hubbell Inc. - Class B                                        8                378
                                                                                        1,151
Electronics - 1.4%
         Arrow Electronics Inc. (b)                                    15               414
         Avnet Inc. (b)                                                16               367
         Gentex Corp.                                                  10               411
         Kemet Corp. (b)                                               11               138
         Plexus Corp. (b)                                              6                80
         Varian Inc. (b)                                               5                195
         Vishay Intertechnology Inc. (b)                               22               400
                                                                                        2,005
Engineering & Construction - 0.4%
         Dycom Industries Inc. (b)                                     6                178
         Granite Construction Inc.                                     6                105
         Jacobs Engineering Group Inc. (b)                             8                296
                                                                                        579
Entertainment - 0.7%
         GTECH Holdings Corp. (l)                                      8                367
         International Speedway Corp. - Class A                        7                351
         Macrovision Corp. (b)                                         6                161
         Six Flags Inc. (b)                                            13               94
                                                                                        973
Environmental Control - 0.6%
         Republic Services Inc.                                        21               600
         Stericycle Inc. (b)                                           6                303
                                                                                        903
Food - 3.1%
         Dean Foods Co. (b)                                            21               784
         Hormel Foods Corp.                                            19               577
         Interstate Bakeries                                           6                69
         JM Smucker Co.                                                8                362
         Ruddick Corp.                                                 6                143
         Smithfield Foods Inc. (b)                                     15               436
         Tootsie Roll Industries Inc.                                  7                228
         Tyson Foods Inc.                                              47               987
         Whole Foods Market Inc.                                       8                785
                                                                                        4,371
Forest Products & Paper - 0.7%
         Bowater Inc. (l)                                              7                309
         Longview Fibre Co. (b)                                        7                101
         P.H. Glatfelter Co.                                           6                78
         Potlatch Corp.                                                4                168
         Rayonier Inc.                                                 7                294
                                                                                        950
Gas - 0.7%
         AGL Resources Inc.                                            9                247
         Oneok Inc.                                                    14               302
         Vectren Corp.                                                 10               250
         WGL Holdings Inc.                                             7                190
                                                                                        989
Hand & Machine Tools - 0.2%
         Kennametal Inc.                                               5                227

Healthcare - 7.0%
         Apogent Technologies Inc. (b)                                 12               384
         Apria Healthcare Group Inc. (b)                               7                195
         Beckman Coulter Inc.                                          8                506
         Community Health Systems Inc. (b)                             13               354
         Covance Inc. (b)                                              8                326
         Coventry Health Care Inc. (b)                                 12               580
         Cytyc Corp. (b)                                               15               376
         Dentsply International Inc.                                   11               561
         Edwards Lifesciences Corp. (b) (l)                            8                278
         Health Net Inc. (b)                                           15               396
         Henry Schein Inc. (b)                                         6                376
         Hillenbrand Industries Inc.                                   8                501
         Inamed Corp. (b)                                              5                295
         LifePoint Hospitals Inc. (b)                                  5                192
         Lincare Holdings Inc. (b)                                     13               437
         Oxford Health Plans                                           11               596
         Pacificare Health Systems Inc. (b)                            12               447
         Patterson Dental Co. (b)                                      9                702
         Renal Care Group Inc. (b)                                     9                297
         Steris Corp. (b)                                              9                207
         Triad Hospitals Inc. (b)                                      10               380
         Universal Health Services Inc. (l)                            8                356
         Varian Medical Systems Inc. (b)                               9                727
         VISX Inc. (b)                                                 6                170
                                                                                        9,639
Holding Companies - Diversified - 0.3%
         Leucadia National Corp.                                       10               472

Home Builders - 2.2%
         DR Horton Inc.                                                31               886
         Hovnanian Enterprises Inc. - Class A (b)                      8                286
         Lennar Corp. (l)                                              21               933
         Ryland Group Inc.                                             3                250
         Thor Industries Inc.                                          8                253
         Toll Brothers Inc. (b)                                        10               420
                                                                                        3,028
Home Furnishings - 0.7%
         Furniture Brands International Inc.                           7                184
         Harman International Industries Inc.                          9                803
                                                                                        987
Household Products - 0.8%
         American Greetings Corp. - Class A (b)                        9                206
         Blyth Inc.                                                    6                215
         Church & Dwight Co. Inc.                                      5                245
         Scotts Co. - Class A (b)                                      4                282
         Tupperware Corp.                                              8                152
                                                                                        1,100
Insurance - 5.2%
         Allmerica Financial Corp. (b)                                 7                243
         American Financial Group Inc.                                 10               294
         AmerUs Group Co.                                              5                221
         Arthur J. Gallagher & Co.                                     12               370
         Brown & Brown Inc.                                            9                397
         Everest Re Group Ltd.                                         7                598
         Fidelity National Financial Inc.                              23               859
         First American Corp.                                          12               302
         HCC Insurance Holdings Inc.                                   9                290
         Horace Mann Educators Corp.                                   6                103
         Mony Group Inc.                                               7                206
         Ohio Casualty Corp. (b)                                       8                163
         Old Republic International Corp.                              24               578
         PMI Group Inc.                                                13               557
         Protective Life Corp.                                         9                357
         Radian Group Inc.                                             13               601
         Stancorp Financial Group Inc.                                 4                251
         Unitrin Inc.                                                  9                388
         W.R. Berkley Corp.                                            11               483
                                                                                        7,261
Internet - 1.0%
         Avocent Corp. (b)                                             7                244
         CheckFree Corp. (b)                                           11               333
         Macromedia Inc. (b)                                           9                230
         Network Associates Inc. (b)                                   22               401
         RSA Security Inc. (b) (l)                                     8                171
                                                                                        1,379
Leisure Time - 0.1%
         Callaway Golf Co. (l)                                         10               114

Lodging - 1.1%
         Boyd Gaming Corp.                                             9                240
         Caesars Entertainment Inc. (b)                                41               617
         Mandalay Resort Group                                         9                618
                                                                                        1,475
Machinery - 1.1%
         AGCO Corp. (b)                                                12               249
         Flowserve Corp. (b)                                           7                180
         Graco Inc.                                                    9                290
         Nordson Corp.                                                 5                211
         Tecumseh Products Co.                                         2                102
         Zebra Technologies Corp. (b)                                  6                555
                                                                                        1,587
Manufacturing - 2.0%
         Brink's Co.                                                   8                264
         Carlisle Cos. Inc.                                            4                255
         Donaldson Co. Inc.                                            11               332
         Federal Signal Corp.                                          7                124
         Harsco Corp.                                                  5                254
         Lancaster Colony Corp.                                        5                201
         Pentair Inc.                                                  13               452
         SPX Corp.                                                     10               473
         Teleflex Inc.                                                 5                271
         Trinity Industries Inc.                                       6                197
                                                                                        2,823
Media - 2.3%
         Belo Corp. - Class A                                          16               418
         Emmis Communications Corp. (b) (l)                            8                161
         Entercom Communications Corp. (b)                             7                259
         Lee Enterprises Inc.                                          6                285
         Media General Inc.                                            3                201
         Reader's Digest Association Inc. - Class A                    13               210
         Scholastic Corp. (b)                                          5                155
         Washington Post                                               1                1,189
         Westwood One Inc. (b)                                         13               311
                                                                                        3,189
Metal Fabrication & Hardware - 0.3%
         Precision Castparts Corp.                                     9                466

Mining - 0.5%
         Arch Coal Inc.                                                7                264
         Peabody Energy Corp.                                          9                479
                                                                                        743
Office Furnishings - 0.4%
         Herman Miller Inc.                                            10               275
         HNI Corp.                                                     8                325
                                                                                        600
Oil & Gas Producers - 4.0%
         ENSCO International Inc.                                      20               587
         Forest Oil Corp. (b)                                          8                209
         Helmerich & Payne Inc.                                        7                173
         Murphy Oil Corp.                                              12               908
         Newfield Exploration Co. (b)                                  8                424
         Noble Energy Inc.                                             8                390
         Patterson-UTI Energy Inc.                                     11               372
         Pioneer Natural Resources Co.                                 16               563
         Plains Exploration & Production Co. (b)                       11               193
         Pogo Producing Co.                                            9                423
         Pride International Inc. (b)                                  18               304
         XTO Energy Inc.                                               35               1,030
                                                                                        5,576
Oil & Gas Services - 2.5%
         Cooper Cameron Corp. (b)                                      7                345
         FMC Technologies Inc. (b)                                     9                259
         Grant Prideco Inc. (b)                                        16               302
         Hanover Compressor Co. (b)                                    11               126
         National-Oilwell Inc. (b)                                     12               362
         Smith International Inc. (b) (l)                              14               778
         Tidewater Inc.                                                8                238
         Varco International Inc. (b)                                  13               281
         Weatherford International Ltd. (b)                            18               800
                                                                                        3,491
Packaging & Containers - 0.5%
         Packaging Corp. of America                                    14               340
         Sonoco Products Co.                                           13               334
                                                                                        674
Pharmaceuticals - 2.3%
         Barr Laboratories Inc. (b)                                    14               471
         Cephalon Inc. (b) (l)                                         8                405
         IVAX Corp. (b)                                                26               633
         Omnicare Inc.                                                 14               594
         Par Pharmaceutical Cos. Inc. (b)                              4                158
         Perrigo Co.                                                   9                177
         Sepracor Inc. (b) (l)                                         11               608
         Valeant Pharmaceuticals International (l)                     11               226
                                                                                        3,272
Pipelines - 1.0%
         Equitable Resources Inc.                                      8                431
         National Fuel Gas Co.                                         11               269
         Questar Corp.                                                 11               433
         Western Gas Resources Inc.                                    10               316
                                                                                        1,449
Real Estate - 1.7%
         AMB Property Corp.                                            11               384
         Highwoods Properties Inc.                                     7                165
         Hospitality Properties Trust                                  9                379
         Liberty Property Trust                                        11               457
         Mack-Cali Realty Corp.                                        8                334
         New Plan Excel Realty Trust                                   13               314
         United Dominion Realty Trust Inc.                             17               338
                                                                                        2,371
Retail - 7.1%
         99 Cents Only Stores (b) (l)                                  9                144
         Abercrombie & Fitch Co. - Class A                             13               490
         American Eagle Outfitters Inc. (b)                            10               279
         AnnTaylor Stores Corp. (b)                                    9                267
         Applebees International Inc.                                  11               251
         Barnes & Noble Inc. (b)                                       9                314
         BJ's Wholesale Club Inc. (b)                                  9                235
         Bob Evans Farms Inc.                                          5                130
         Borders Group Inc.                                            10               239
         Brinker International Inc. (b)                                13               442
         Carmax Inc. (b)                                               14               297
         CBRL Group Inc.                                               6                200
         Cheesecake Factory (b)                                        7                278
         Chico's FAS Inc. (b) (l)                                      12               537
         Claire's Stores Inc.                                          13               288
         Copart Inc. (b)                                               12               322
         Dollar Tree Stores Inc. (b)                                   15               415
         Krispy Kreme Doughnuts Inc. (b) (l)                           8                160
         Michaels Stores Inc.                                          9                504
         Neiman-Marcus Group Inc. - Class A (l)                        7                369
         O'Reilly Automotive Inc. (b)                                  7                331
         Outback Steakhouse Inc. (l)                                   10               412
         Pacific Sunwear of California (b)                             10               201
         Payless Shoesource Inc. (b)                                   9                134
         Petsmart Inc.                                                 19               627
         Pier 1 Imports Inc.                                           12               208
         Regis Corp.                                                   6                258
         Ross Stores Inc.                                              20               532
         Ruby Tuesday Inc.                                             9                241
         Saks Inc. (b)                                                 19               281
         Williams-Sonoma Inc. (b) (l)                                  15               507
                                                                                        9,893
Savings & Loans - 2.0%
         Astoria Financial Corp.                                       10               380
         Greenpoint Financial Corp.                                    18               702
         Independence Community Bank Corp.                             11               405
         New York Community Bancorp. Inc.                              35               696
         Washington Federal Inc.                                       11               255
         Webster Financial Corp.                                       7                335
                                                                                        2,773
Semiconductors - 3.5%
         Atmel Corp. (b)                                               64               377
         Credence Systems Corp. (b)                                    13               181
         Cree Inc. (b) (l)                                             10               226
         Cypress Semiconductor Corp. (b) (l)                           17               237
         Fairchild Semiconductor International Inc. - Class A (b)      16               261
         Integrated Circuit Systems Inc. (b)                           10               264
         Integrated Device Technology Inc. (b)                         14               199
         International Rectifier Corp. (b)                             9                365
         Intersil Corp.                                                19               407
         Lam Research Corp. (b)                                        18               480
         Lattice Semiconductor Corp. (b)                               16               109
         LTX Corp. (b)                                                 8                87
         Micrel Inc. (b)                                               12               146
         Microchip Technology Inc.                                     28               878
         Semtech Corp. (b)                                             10               240
         Silicon Laboratories Inc. (b)                                 7                320
         Triquint Semiconductor Inc. (b)                               19               102
                                                                                        4,880
Software - 2.2%
         Activision Inc. (b)                                           19               295
         Acxiom Corp.                                                  12               288
         Advent Software Inc. (b)                                      4                77
         Ascential Software Corp. (b)                                  8                126
         Certegy Inc.                                                  8                329
         CSG Systems International Inc. (b)                            7                142
         Dun & Bradstreet Corp. (b)                                    9                510
         Fair Isaac Corp.                                              9                309
         Keane Inc. (b)                                                8                116
         Retek Inc. (b)                                                8                46
         SEI Investments Co.                                           14               402
         Sybase Inc. (b)                                               13               237
         Transaction Systems Architects Inc. (b)                       5                106
         Wind River Systems Inc. (b)                                   11               132
                                                                                        3,115
Telecommunications - 0.5%
         Cincinnati Bell Inc. (b)                                      32               142
         Telephone & Data Systems Inc.                                 8                548
                                                                                        690
Telecommunications Equipment - 1.9%
         3Com Corp. (b)                                                52               327
         Adtran Inc.                                                   11               356
         Advanced Fibre Communications Inc. (b)                        12               240
         CommScope Inc. (b)                                            8                179
         Harris Corp. (l)                                              9                453
         Newport Corp. (b)                                             5                88
         Plantronics Inc. (b)                                          6                270
         Polycom Inc. (b)                                              13               300
         UTStarcom Inc. (b) (l)                                        15               460
                                                                                        2,673
Textiles - 0.5%
         Mohawk Industries Inc. (b)                                    9                654

Tobacco - 0.1%
         Universal Corp.                                               3                170

Transportation - 2.1%
         Alexander & Baldwin Inc.                                      6                192
         C.H. Robinson Worldwide Inc.                                  11               525
         CNF Inc.                                                      7                283
         Expeditors International of Washington Inc. (l)               14               697
         GATX Corp.                                                    6                175
         J.B. Hunt Transport Services Inc.                             11               414
         Overseas Shipholding Group Inc.                               5                235
         Swift Transportation Co. Inc. (b)                             11               197
         Werner Enterprises Inc.                                       10               220
                                                                                        2,938
Water - 0.2%
         Aqua America Inc.                                             12               250

Wireless Telecommunications - 0.2%
         Powerwave Technologies Inc. (b)                               14               107
         RF Micro Devices Inc. (b) (l)                                 24               183
                                                                                        290

         Total Common Stocks (cost $120,126)                                            134,100

Short Term Investments - 4.3%
Money Market Funds - 4.1%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   5,740            5,740
U.S. Treasury Bills - 0.2%
         U.S. Treasury Bill, 1.23%, 09/30/04 (m)                       $330             329
         Total Short Term Investments (cost $6,069)                                     6,069

Total Investments - 100.3% (cost $126,195)                                              140,169
Other Assets and Liabilities, Net -  (0.3%)                                             (365)
Total Net Assets - 100%                                                                 $139,804

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
Common Stocks - 95.1%
Advertising - 0.2%
         Interpublic Group of Cos. Inc. (b)                            11               $148
         Omnicom Group Inc.                                            5                360
                                                                                        508
Aerospace & Defense - 1.6%
         Boeing Co.                                                    21               1,090
         General Dynamics Corp.                                        5                495
         Goodrich Corp.                                                3                92
         Lockheed Martin Corp.                                         11               592
         Northrop Grumman Corp.                                        9                496
         Raytheon Co.                                                  11               409
         Rockwell Collins Inc.                                         4                147
         United Technologies Corp.                                     13               1,191
                                                                                        4,512
Agriculture - 0.1%
         Monsanto Co.                                                  7                256

Airlines - 0.1%
         Delta Air Lines Inc. (b) (l)                                  2                17
         Southwest Airlines Co.                                        20               330
                                                                                        347
Apparel - 0.3%
         Jones Apparel Group Inc.                                      3                122
         Liz Claiborne Inc.                                            3                96
         NIKE Inc.                                                     7                512
         Reebok International Ltd.                                     2                58
         V.F. Corp.                                                    3                139
                                                                                        927
Auto Manufacturers - 0.6%
         Ford Motor Co. (l)                                            46               727
         General Motors Corp. (l)                                      14               669
         Navistar International Corp. (b) (l)                          2                68
         PACCAR Inc.                                                   4                253
                                                                                        1,717
Auto Parts & Equipment - 0.2%
         Cooper Tire & Rubber Co.                                      2                42
         Dana Corp.                                                    4                74
         Delphi Corp.                                                  14               151
         Goodyear Tire & Rubber Co. (b) (l)                            4                40
         Johnson Controls Inc.                                         5                260
         Visteon Corp.                                                 3                38
                                                                                        605
Banks - 6.6%
         AmSouth Bancorp.                                              9                223
         Bank of America Corp.                                         52               4,365
         Bank of New York Co. Inc.                                     20               581
         Bank One Corp.                                                28               1,451
         BB&T Corp.                                                    14               529
         Charter One Financial Inc.                                    6                253
         Comerica Inc.                                                 4                240
         Fifth Third Bancorp.                                          14               753
         First Horizon National Corp. (l)                              3                146
         Huntington Bancshares Inc.                                    6                132
         KeyCorp                                                       10               311
         M&T Bank Corp.                                                3                262
         Marshall & Ilsley Corp.                                       6                219
         Mellon Financial Corp.                                        11               314
         National City Corp.                                           17               596
         North Fork Bancorp. Inc. (l)                                  4                162
         Northern Trust Corp.                                          5                232
         PNC Financial Services Group Inc.                             7                383
         Regions Financial Corp.                                       6                202
         SouthTrust Corp.                                              8                319
         State Street Corp.                                            9                420
         SunTrust Banks Inc.                                           7                468
         Synovus Financial Corp.                                       8                192
         Union Planters Corp.                                          5                147
         US Bancorp.                                                   48               1,316
         Wachovia Corp.                                                33               1,481
         Wells Fargo & Co.                                             43               2,447
         Zions Bancorp.                                                2                133
                                                                                        18,277
Beverages - 2.6%
         Adolph Coors Co. - Class B                                    1                69
         Anheuser-Busch Cos. Inc.                                      20               1,094
         Brown-Forman Corp. - Class B                                  3                145
         Coca-Cola Co.                                                 62               3,111
         Coca-Cola Enterprises Inc.                                    12               346
         Pepsi Bottling Group Inc.                                     6                197
         PepsiCo Inc.                                                  43               2,328
                                                                                        7,290
Biotechnology - 1.1%
         Amgen Inc. (b)                                                32               1,750
         Biogen Idec Inc. (b)                                          9                546
         Chiron Corp. (b)                                              5                210
         Genzyme Corp. (b)                                             6                273
         Medimmune Inc. (b)                                            6                145
         Millipore Corp. (b)                                           1                65
                                                                                        2,989
Building Materials - 0.2%
         American Standard Cos. Inc. (b)                               5                216
         Eagle Materials Inc.                                          -                3
         Masco Corp. (l)                                               11               352
         Vulcan Materials Co.                                          3                126
                                                                                        697
Chemicals - 1.5%
         Air Products & Chemicals Inc.                                 6                305
         Ashland Inc.                                                  2                92
         Dow Chemical Co.                                              24               968
         E.I. du Pont de Nemours & Co.                                 25               1,128
         Eastman Chemical Co.                                          2                89
         Ecolab Inc.                                                   7                208
         Engelhard Corp.                                               3                106
         Great Lakes Chemical Corp.                                    1                38
         Hercules Inc. (b)                                             3                34
         International Flavors & Fragrances Inc.                       2                86
         PPG Industries Inc.                                           4                267
         Praxair Inc.                                                  8                323
         Rohm & Haas Co.                                               6                238
         Sherwin-Williams Co.                                          4                149
         Sigma-Aldrich Corp. (l)                                       2                100
                                                                                        4,131
Commercial Services - 0.9%
         Apollo Group Inc. (b) (l)                                     4                397
         Cendant Corp.                                                 26               635
         Convergys Corp. (b)                                           3                52
         Deluxe Corp.                                                  1                52
         Equifax Inc.                                                  3                85
         H&R Block Inc.                                                4                211
         McKesson Corp.                                                7                250
         Moody's Corp.                                                 4                245
         Paychex Inc.                                                  9                320
         R.R. Donnelley & Sons Co.                                     6                184
         Robert Half International Inc.                                4                128
                                                                                        2,559
Computers - 3.9%
         Affiliated Computer Services Inc. - Class A (b)               4                185
         Apple Computer Inc. (b)                                       10               315
         Computer Sciences Corp. (b)                                   5                218
         Dell Inc. (b)                                                 64               2,289
         Electronic Data Systems Corp.                                 12               230
         EMC Corp. (b)                                                 62               707
         Gateway Inc. (b)                                              9                39
         Hewlett-Packard Co.                                           77               1,630
         International Business Machines Corp.                         43               3,761
         Lexmark International Inc. (b)                                3                321
         NCR Corp. (b)                                                 2                116
         Network Appliance Inc. (b)                                    9                186
         Sun Microsystems Inc. (b)                                     85               368
         SunGard Data Systems Inc. (b)                                 7                187
         Unisys Corp. (b)                                              8                115
                                                                                        10,667
Cosmetics & Personal Care - 2.4%
         Alberto-Culver Co. - Class B                                  2                114
         Avon Products Inc.                                            12               552
         Colgate-Palmolive Co.                                         14               791
         Gillette Co.                                                  25               1,078
         Kimberly-Clark Corp.                                          13               839
         Procter & Gamble Co.                                          65               3,539
                                                                                        6,913
Distribution & Wholesale - 0.1%
         Genuine Parts Co.                                             4                178
         W.W. Grainger Inc.                                            2                130
                                                                                        308
Diversified Financial Services - 7.4%
         American Express Co.                                          32               1,665
         Bear Stearns Cos. Inc.                                        3                226
         Capital One Financial Corp. (l)                               6                416
         Charles Schwab Corp.                                          35               334
         Citigroup Inc.                                                131              6,081
         Countrywide Financial Corp.                                   7                502
         E*TRADE Group Inc. (b)                                        9                101
         Fannie Mae                                                    25               1,749
         Federated Investors Inc.                                      3                81
         Franklin Resources Inc.                                       6                313
         Freddie Mac                                                   17               1,102
         Goldman Sachs Group Inc.                                      12               1,156
         Janus Capital Group Inc.                                      6                97
         JPMorgan Chase & Co.                                          53               2,046
         Lehman Brothers Holdings Inc.                                 7                528
         MBNA Corp.                                                    32               837
         Merrill Lynch & Co. Inc.                                      24               1,313
         Morgan Stanley                                                28               1,468
         Providian Financial Corp. (b)                                 8                111
         SLM Corp.                                                     11               456
         T. Rowe Price Group Inc.                                      3                164
                                                                                        20,746
Electric - 2.4%
         AES Corp. (b)                                                 16               163
         Allegheny Energy Inc. (b) (l)                                 3                48
         Ameren Corp.                                                  5                199
         American Electric Power Co. Inc.                              10               315
         Calpine Corp. (b) (l)                                         10               44
         Centerpoint Energy Inc. (l)                                   8                88
         Cinergy Corp. (l)                                             5                176
         CMS Energy Corp. (b)                                          4                39
         Consolidated Edison Inc. (l)                                  6                238
         Constellation Energy Group Inc.                               4                157
         Dominion Resources Inc.                                       8                523
         DTE Energy Co. (l)                                            4                180
         Duke Energy Corp. (l)                                         23               472
         Edison International                                          8                215
         Entergy Corp.                                                 6                322
         Exelon Corp.                                                  17               561
         FirstEnergy Corp.                                             8                313
         FPL Group Inc.                                                5                296
         NiSource Inc. (l)                                             7                135
         PG&E Corp. (b)                                                11               299
         Pinnacle West Capital Corp.                                   2                91
         PPL Corp.                                                     5                208
         Progress Energy Inc. (l)                                      6                270
         Public Service Enterprise Group Inc. (l)                      6                235
         Southern Co.                                                  19               547
         TECO Energy Inc.                                              4                53
         TXU Corp.                                                     8                327
         Xcel Energy Inc.                                              10               171
                                                                                        6,685
Electrical Components & Equipment - 0.3%
         American Power Conversion Corp.                               5                98
         Emerson Electric Co.                                          11               681
         Molex Inc.                                                    5                156
         Power-One Inc. (b)                                            2                19
                                                                                        954
Electronics - 0.6%
         Agilent Technologies Inc. (b)                                 12               361
         Applera Corp. - Applied Biosystems Group                      5                106
         Jabil Circuit Inc. (b)                                        5                126
         Parker Hannifin Corp.                                         3                175
         PerkinElmer Inc.                                              3                68
         Sanmina-SCI Corp. (b)                                         13               116
         Solectron Corp. (b)                                           24               156
         Symbol Technologies Inc.                                      6                84
         Tektronix Inc.                                                2                69
         Thermo Electron Corp. (b)                                     4                128
         Thomas & Betts Corp.                                          2                42
         Waters Corp. (b)                                              3                144
                                                                                        1,575
Engineering & Construction - 0.0%
         Fluor Corp. (l)                                               2                99

Entertainment - 0.1%
         International Game Technology                                 9                343

Environmental Control - 0.2%
         Allied Waste Industries Inc. (b)                              8                109
         Waste Management Inc.                                         15               453
                                                                                        562
Food - 1.8%
         Albertson's Inc.                                              9                243
         Archer-Daniels-Midland Co.                                    17               279
         Campbell Soup Co. (l)                                         10               275
         ConAgra Foods Inc.                                            13               360
         General Mills Inc.                                            10               458
         H.J. Heinz Co.                                                9                344
         Hershey Foods Corp.                                           7                302
         Kellogg Co.                                                   10               431
         Kroger Co. (b)                                                19               339
         McCormick & Co. Inc.                                          4                123
         Safeway Inc. (b)                                              11               289
         Sara Lee Corp.                                                20               463
         Supervalu Inc.                                                4                108
         Sysco Corp.                                                   16               575
         Winn-Dixie Stores Inc. (l)                                    3                21
         Wm. Wrigley Jr. Co.                                           6                364
                                                                                        4,974
Forest Products & Paper - 0.6%
         Boise Cascade Corp.                                           2                82
         Georgia-Pacific Corp.                                         6                233
         International Paper Co.                                       12               550
         Louisiana-Pacific Corp.                                       3                69
         MeadWestvaco Corp.                                            5                145
         Plum Creek Timber Co. Inc.                                    5                147
         Temple-Inland Inc.                                            1                94
         Weyerhaeuser Co.                                              6                390
                                                                                        1,710
Gas - 0.2%
         KeySpan Corp. (l)                                             4                153
         Nicor Inc. (l)                                                1                42
         Peoples Energy Corp.                                          1                40
         Sempra Energy                                                 6                204
                                                                                        439
Hand & Machine Tools - 0.1%
         Black & Decker Corp.                                          2                125
         Snap-On Inc.                                                  1                48
         Stanley Works                                                 2                94
                                                                                        267
Healthcare - 4.6%
         Aetna Inc.                                                    4                328
         Anthem Inc. (b)                                               4                314
         Bausch & Lomb Inc.                                            1                82
         Baxter International Inc.                                     16               537
         Becton Dickinson & Co.                                        6                326
         Biomet Inc. (b)                                               6                281
         Boston Scientific Corp. (b)                                   21               905
         C.R. Bard Inc.                                                3                146
         Guidant Corp.                                                 8                443
         HCA Inc.                                                      12               515
         Health Management Associates Inc.                             6                136
         Humana Inc. (b)                                               4                70
         Johnson & Johnson                                             75               4,183
         Manor Care Inc.                                               2                69
         Medtronic Inc.                                                31               1,494
         Quest Diagnostics Inc.                                        3                219
         St. Jude Medical Inc. (b)                                     5                342
         Stryker Corp.                                                 10               557
         Tenet Healthcare Corp. (b)                                    12               156
         UnitedHealth Group Inc.                                       16               966
         WellPoint Health Networks Inc. (b)                            4                443
         Zimmer Holdings Inc. (b)                                      6                545
                                                                                        13,057
Home Builders - 0.1%
         Centex Corp.                                                  3                140
         KB Home                                                       1                81
         Pulte Homes Inc.                                              3                169
                                                                                        390
Home Furnishings - 0.1%
         Leggett & Platt Inc.                                          5                132
         Maytag Corp.                                                  2                45
         Whirlpool Corp.                                               2                121
                                                                                        298
Household Products - 0.3%
         Avery Dennison Corp.                                          3                175
         Clorox Co.                                                    5                292
         Fortune Brands Inc.                                           4                275
         Newell Rubbermaid Inc. (l)                                    7                161
                                                                                        903
Insurance - 4.6%
         ACE Ltd.                                                      7                307
         AFLAC Inc.                                                    13               522
         Allstate Corp.                                                18               831
         AMBAC Financial Group Inc.                                    3                202
         American International Group Inc.                             66               4,702
         AON Corp.                                                     8                230
         Chubb Corp.                                                   5                327
         Cigna Corp.                                                   4                246
         Cincinnati Financial Corp.                                    4                182
         Hartford Financial Services Group Inc.                        7                510
         Jefferson-Pilot Corp.                                         3                176
         Lincoln National Corp.                                        4                209
         Loews Corp.                                                   5                279
         Marsh & McLennan Cos. Inc.                                    13               599
         MBIA Inc.                                                     4                206
         MetLife Inc.                                                  19               687
         MGIC Investment Corp.                                         2                185
         Principal Financial Group                                     8                277
         Progressive Corp.                                             6                470
         Prudential Financial Inc.                                     13               627
         Safeco Corp.                                                  4                154
         St. Paul Cos. Inc.                                            17               687
         Torchmark Corp.                                               3                153
         UnumProvident Corp.                                           7                119
         XL Capital Ltd.                                               3                263
                                                                                        13,150
Internet - 1.1%
         eBay Inc. (b)                                                 17               1,535
         Monster Worldwide Inc. (b)                                    3                73
         Symantec Corp. (b)                                            8                341
         Yahoo! Inc. (b)                                               34               1,240
                                                                                        3,189
Iron & Steel - 0.1%
         Allegheny Technologies Inc.                                   2                41
         Nucor Corp.                                                   2                155
         United States Steel Corp. (l)                                 3                101
                                                                                        297
Leisure Time - 0.5%
         Brunswick Corp.                                               2                96
         Carnival Corp. (l)                                            16               753
         Harley-Davidson Inc. (l)                                      8                470
         Sabre Holdings Corp.                                          4                100
                                                                                        1,419
Lodging - 0.3%
         Harrah's Entertainment Inc.                                   3                152
         Hilton Hotels Corp.                                           10               184
         Marriott International Inc. - Class A                         6                284
         Starwood Hotels & Resorts Worldwide Inc.                      5                236
                                                                                        856
Machinery - 0.5%
         Caterpillar Inc.                                              9                684
         Cummins Inc.                                                  1                65
         Deere & Co.                                                   6                445
         Rockwell Automation Inc.                                      5                175
                                                                                        1,369
Manufacturing - 5.5%
         3M Co.                                                        20               1,784
         Cooper Industries Ltd. - Class A                              2                142
         Crane Co.                                                     1                44
         Danaher Corp. (l)                                             8                408
         Dover Corp.                                                   5                213
         Eastman Kodak Co.                                             7                194
         Eaton Corp.                                                   4                243
         General Electric Co.                                          267              8,647
         Honeywell International Inc.                                  22               799
         Illinois Tool Works Inc.                                      8                756
         Ingersoll-Rand Co. - Class A                                  4                297
         ITT Industries Inc.                                           2                197
         Pall Corp.                                                    3                83
         Textron Inc.                                                  4                212
         Tyco International Ltd.                                       51               1,684
                                                                                        15,703
Media - 3.2%
         Clear Channel Communications Inc.                             16               578
         Comcast Corp. - Class A (b)                                   57               1,593
         Dow Jones & Co. Inc.                                          2                94
         Gannett Co. Inc.                                              7                586
         Knight-Ridder Inc.                                            2                138
         McGraw-Hill Cos. Inc.                                         5                365
         Meredith Corp.                                                1                69
         New York Times Co.                                            4                165
         Time Warner Inc. (b)                                          115              2,029
         Tribune Co.                                                   8                376
         Univision Communications Inc. (b) (l)                         8                257
         Viacom Inc. - Class B                                         44               1,568
         Walt Disney Co.                                               52               1,324
                                                                                        9,142
Metal Fabrication & Hardware - 0.0%
         Worthington Industries                                        2                46

Mining - 0.5%
         Alcoa Inc.                                                    22               729
         Freeport-McMoRan Copper & Gold Inc.                           5                153
         Newmont Mining Corp.                                          11               435
         Phelps Dodge Corp. (b)                                        2                190
                                                                                        1,507
Office & Business Equipment - 0.2%
         Pitney Bowes Inc.                                             6                258
         Xerox Corp. (b) (l)                                           20               297
                                                                                        555
Oil & Gas Producers - 5.4%
         Amerada Hess Corp.                                            2                176
         Anadarko Petroleum Corp.                                      6                378
         Apache Corp.                                                  8                360
         Burlington Resources Inc.                                     10               358
         ChevronTexaco Corp.                                           27               2,548
         ConocoPhillips                                                17               1,322
         Devon Energy Corp.                                            6                404
         EOG Resources Inc.                                            3                172
         Exxon Mobil Corp.                                             165              7,345
         Kerr-McGee Corp.                                              4                199
         Marathon Oil Corp.                                            9                334
         Nabors Industries Ltd. (b)                                    4                174
         Noble Corp. (b)                                               3                126
         Occidental Petroleum Corp.                                    10               483
         Rowan Cos. Inc. (b)                                           3                68
         Sunoco Inc.                                                   2                121
         Transocean Inc. (b)                                           8                231
         Unocal Corp.                                                  7                258
         Valero Energy Corp.                                           3                236
                                                                                        15,293
Oil & Gas Services - 0.6%
         Baker Hughes Inc.                                             8                315
         BJ Services Co. (b)                                           4                182
         Halliburton Co.                                               11               340
         Schlumberger Ltd.                                             15               947
                                                                                        1,784
Packaging & Containers - 0.1%
         Ball Corp.                                                    1                103
         Bemis Co.                                                     3                79
         Pactiv Corp. (b)                                              4                96
         Sealed Air Corp. (b)                                          2                114
                                                                                        392
Pharmaceuticals - 6.8%
         Abbott Laboratories                                           40               1,611
         Allergan Inc. (l)                                             3                301
         AmerisourceBergen Corp.                                       3                169
         Bristol-Myers Squibb Co.                                      49               1,206
         Cardinal Health Inc.                                          11               760
         Caremark Rx Inc. (b)                                          12               385
         Eli Lilly & Co.                                               29               2,004
         Express Scripts Inc. - Class A (b)                            2                152
         Forest Laboratories Inc. (b)                                  9                534
         Gilead Sciences Inc. (b)                                      4                296
         Hospira Inc. (b)                                              4                107
         King Pharmaceuticals Inc. (b)                                 6                69
         Medco Health Solutions Inc. (b)                               7                259
         Merck & Co. Inc.                                              56               2,670
         Mylan Laboratories Inc.                                       7                136
         Pfizer Inc.                                                   193              6,616
         Schering-Plough Corp.                                         37               692
         Watson Pharmaceuticals Inc. (b)                               3                71
         Wyeth                                                         34               1,223
                                                                                        19,261
Pipelines - 0.2%
         Dynegy Inc. - Class A (b)                                     10               41
         El Paso Corp. (l)                                             16               125
         Kinder Morgan Inc.                                            3                192
         Williams Cos. Inc.                                            13               154
                                                                                        512
Real Estate - 0.3%
         Apartment Investment & Management Co.                         3                78
         Equity Office Properties Trust                                10               281
         Equity Residential                                            7                208
         ProLogis                                                      4                147
         Simon Property Group Inc.                                     5                276
                                                                                        990
Retail - 6.4%
         Autonation Inc. (b)                                           7                118
         Autozone Inc. (b)                                             2                176
         Bed Bath & Beyond Inc. (b)                                    7                287
         Best Buy Co. Inc.                                             8                419
         Big Lots Inc. (b)                                             3                43
         Circuit City Stores Inc. - Circuit City Group                 5                62
         Costco Wholesale Corp.                                        12               480
         CVS Corp.                                                     10               427
         Darden Restaurants Inc.                                       4                82
         Dillard's Inc. - Class A                                      2                49
         Dollar General Corp.                                          8                162
         Family Dollar Stores Inc.                                     4                132
         Federated Department Stores Inc.                              4                221
         Gap Inc. (l)                                                  23               556
         Home Depot Inc.                                               57               1,990
         J.C. Penney Co. Inc.                                          7                274
         Kohl's Corp. (b)                                              9                366
         Limited Brands Inc.                                           12               218
         Lowe's Cos. Inc.                                              20               1,047
         May Department Stores Co.                                     7                199
         McDonald's Corp.                                              32               829
         Nordstrom Inc.                                                4                151
         Office Depot Inc. (b) (l)                                     8                139
         RadioShack Corp.                                              4                117
         Sears Roebuck & Co.                                           5                204
         Staples Inc.                                                  12               366
         Starbucks Corp. (b)                                           10               439
         Target Corp.                                                  23               981
         Tiffany & Co.                                                 4                135
         TJX Cos. Inc.                                                 13               302
         Toys "R" Us Inc. (b)                                          5                86
         Walgreen Co.                                                  26               941
         Wal-Mart Stores Inc.                                          108              5,720
         Wendy's International Inc.                                    3                100
         Yum! Brands Inc. (b)                                          7                273
                                                                                        18,091
Savings & Loans - 0.5%
         Golden West Financial Corp.                                   4                410
         Sovereign Bancorp. Inc.                                       6                141
         Washington Mutual Inc.                                        22               865
                                                                                        1,416
Semiconductors - 3.5%
         Advanced Micro Devices Inc. (b)                               9                139
         Altera Corp. (b)                                              10               212
         Analog Devices Inc.                                           10               450
         Applied Materials Inc. (b)                                    43               840
         Applied Micro Circuits Corp. (b)                              8                40
         Broadcom Corp. (b)                                            8                374
         Intel Corp.                                                   164              4,517
         KLA-Tencor Corp. (b)                                          5                243
         Linear Technology Corp.                                       8                306
         LSI Logic Corp. (b)                                           10               73
         Maxim Integrated Products Inc.                                8                427
         Micron Technology Inc. (b)                                    16               240
         National Semiconductor Corp. (b)                              9                195
         Novellus Systems Inc. (b)                                     4                120
         Nvidia Corp. (b)                                              4                83
         PMC - Sierra Inc. (b)                                         4                62
         QLogic Corp. (b)                                              2                59
         Teradyne Inc. (b)                                             5                115
         Texas Instruments Inc.                                        44               1,060
         Xilinx Inc.                                                   9                297
                                                                                        9,852
Software - 4.9%
         Adobe Systems Inc.                                            6                276
         Autodesk Inc.                                                 3                121
         Automatic Data Processing Inc.                                15               628
         BMC Software Inc. (b)                                         6                104
         Citrix Systems Inc. (b)                                       4                83
         Computer Associates International Inc.                        15               418
         Compuware Corp. (b)                                           10               64
         Electronic Arts Inc. (b)                                      8                420
         First Data Corp.                                              22               983
         Fiserv Inc. (b)                                               5                187
         IMS Health Inc.                                               6                139
         Intuit Inc. (b) (l)                                           5                185
         Mercury Interactive Corp. (b) (l)                             2                112
         Microsoft Corp. (l)                                           273              7,798
         Novell Inc. (b)                                               10               85
         Oracle Corp. (b)                                              132              1,570
         Parametric Technology Corp. (b)                               7                34
         PeopleSoft Inc. (b)                                           9                168
         Siebel Systems Inc. (b)                                       13               139
         Veritas Software Corp. (b)                                    11               306
                                                                                        13,820
Telecommunications - 2.6%
         Alltel Corp.                                                  8                393
         AT&T Corp.                                                    20               290
         BellSouth Corp.                                               46               1,219
         CenturyTel Inc.                                               3                102
         Citizens Communications Co. (b)                               7                90
         Qwest Communications International Inc. (b)                   46               165
         SBC Communications Inc.                                       84               2,034
         Sprint Corp. - FON Group (l)                                  36               637
         Verizon Communications Inc.                                   70               2,538
                                                                                        7,468
Telecommunications Equipment - 2.0%
         ADC Telecommunications Inc. (b)                               19               55
         Andrew Corp. (b) (l)                                          4                80
         Avaya Inc. (b)                                                11               181
         CIENA Corp. (b)                                               14               52
         Cisco Systems Inc. (b)                                        171              4,047
         Comverse Technology Inc. (b)                                  5                102
         Corning Inc. (b) (l)                                          35               456
         JDS Uniphase Corp. (b)                                        35               134
         Lucent Technologies Inc. (b)                                  109              413
         Scientific-Atlanta Inc.                                       4                133
         Tellabs Inc. (b)                                              10               86
                                                                                        5,739
Textiles - 0.1%
         Cintas Corp.                                                  4                204

Tobacco - 1.0%
         Altria Group Inc.                                             52               2,598
         RJ Reynolds Tobacco Holdings Inc.                             2                144
         UST Inc.                                                      4                155
                                                                                        2,897
Toys & Hobbies - 0.1%
         Hasbro Inc.                                                   5                89
         Mattel Inc.                                                   11               195
                                                                                        284
Transportation - 1.4%
         Burlington Northern Santa Fe Corp.                            9                331
         CSX Corp.                                                     5                173
         FedEx Corp.                                                   8                621
         Norfolk Southern Corp.                                        10               259
         Ryder System Inc.                                             2                65
         Union Pacific Corp.                                           7                394
         United Parcel Service Inc.                                    29               2,148
                                                                                        3,991
Wireless Telecommunications - 1.5%
         AT&T Wireless Services Inc. (b)                               69               991
         Motorola Inc. (l)                                             59               1,085
         Nextel Communications Inc. (b)                                28               752
         Qualcomm Inc.                                                 20               1,496
                                                                                        4,324

         Total Common Stocks (cost $244,378)                                            269,256

Short Term Investments - 4.9%
Money Market Funds - 4.3%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   12,303           12,303
U.S. Treasury Bills - 0.5%
         U.S. Treasury Bill, 1.23%, 09/30/04 (m)                       $1,500           1,495
         Total Short Term Investments (cost $13,799)                                    13,798

Total Investments - 100.0% (cost $258,177)                                              283,054
Other Assets and Liabilities, Net - 0.0%                                                131
Total Net Assets - 100%                                                                 $283,185

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
Common Stocks - 95.2%
Advertising - 0.4%
         Advo Inc.                                                     3                $109
         APAC Customer Services Inc. (b)                               2                3
         Catalina Marketing Corp. (b)                                  6                111
         Grey Global Group Inc.                                        -                82
         Marchex Inc. - Class B (b)                                    1                7
         R.H. Donnelley Corp. (b)                                      3                112
         Sitel Corp. (b)                                               6                26
         ValueVision Media Inc. - Class A (b)                          2                25
         Ventiv Health Inc. (b)                                        2                36
                                                                                        511
Aerospace & Defense - 1.1%
         AAR Corp. (b)                                                 4                44
         Armor Holdings Inc. (b)                                       3                106
         BE Aerospace Inc. (b)                                         4                30
         Curtiss-Wright Corp.                                          2                135
         DRS Technologies Inc. (b)                                     3                83
         Ducommun Inc. (b)                                             1                16
         EDO Corp.                                                     2                43
         Engineered Support Systems Inc.                               3                146
         Esterline Technologies Corp. (b)                              3                75
         Fairchild Corp. - Class A (b)                                 2                7
         GenCorp Inc.                                                  5                61
         Heico Corp. (l)                                               2                39
         Heico Corp. - Class A                                         -                2
         Herley Industries Inc. (b)                                    1                25
         Innovative Solutions & Support Inc. (b)                       1                14
         Kaman Corp. - Class A                                         3                38
         Moog Inc. - Class A (b)                                       3                106
         MTC Technologies Inc. (b)                                     1                21
         Orbital Sciences Corp. (b) (l)                                5                73
         Sequa Corp. - Class A (b)                                     1                41
         Teledyne Technologies Inc. (b)                                4                70
         Titan Corp. (b)                                               8                99
         Triumph Group Inc. (b)                                        2                56
         United Industrial Corp.                                       1                27
                                                                                        1,357
Agriculture - 0.1%
         Alico Inc.                                                    -                18
         Delta & Pine Land Co.                                         4                91
         Maui Land & Pineapple Co. Inc. (b)                            -                14
         Tejon Ranch Co. (b) (l)                                       1                27
                                                                                        150
Airlines - 0.7%
         Airtran Holdings Inc. (b)                                     10               136
         Alaska Air Group Inc. (b) (l)                                 3                68
         America West Holdings Corp. - Class B (b) (l)                 4                36
         Atlantic Coast Airlines Holdings Inc. (b)                     5                30
         Continental Airlines Inc. (b) (l)                             7                82
         Delta Air Lines Inc. (b) (l)                                  12               88
         ExpressJet Holdings Inc. (b)                                  4                53
         Frontier Airlines Inc. (b)                                    4                47
         Mair Holdings Inc. (b)                                        1                8
         Mesa Air Group Inc. (b)                                       4                30
         Midwest Express Holdings Inc. (b) (l)                         1                5
         Northwest Airlines Corp. (b) (l)                              9                95
         Pinnacle Airlines Corp. (b)                                   -                5
         Republic Airways Holdings Inc. (b)                            1                7
         SkyWest Inc.                                                  6                109
                                                                                        799
Alternative Energy - 0.2%
         Danielson Holdings Corp. (b)                                  2                17
         FuelCell Energy Inc. (b)                                      5                56
         Headwaters Inc. (b)                                           4                97
         KFX Inc. (b) (l)                                              5                35
         Plug Power Inc. (b) (l)                                       5                39
         Syntroleum Corp. (b)                                          3                20
                                                                                        264
Apparel - 1.0%
         Carter's Inc. (b)                                             1                20
         Cherokee Inc.                                                 1                18
         Deckers Outdoor Corp. (b)                                     1                35
         DHB Industries Inc. (b)                                       2                38
         Guess Inc. (b)                                                2                25
         Gymboree Corp. (b)                                            4                55
         Hampshire Group Ltd. (b)                                      -                6
         Hartmarx Corp. (b)                                            2                15
         Kellwood Co.                                                  3                137
         K-Swiss Inc. - Class A                                        3                60
         Maxwell Shoe Co. Inc. - Class A (b)                           2                36
         Oshkosh B'Gosh Inc. - Class A                                 1                23
         Oxford Industries Inc.                                        2                66
         Perry Ellis International Inc. (b)                            1                13
         Phillips-Van Heusen                                           3                51
         Quiksilver Inc. (b)                                           6                144
         Russell Corp.                                                 3                58
         Skechers U.S.A. Inc. - Class A (b)                            2                27
         Steven Madden Ltd. (b)                                        1                28
         Stride Rite Corp.                                             5                50
         Unifi Inc. (b)                                                4                12
         Vans Inc. (b)                                                 2                42
         Warnaco Group Inc. (b)                                        5                113
         Weyco Group Inc.                                              -                9
         Wolverine World Wide Inc.                                     5                119
                                                                                        1,200
Auto Manufacturers - 0.1%
         ASV Inc. (b)                                                  1                28
         Wabash National Corp. (b)                                     3                82
                                                                                        110
Auto Parts & Equipment - 1.0%
         Aftermarket Technology Corp. (b)                              1                21
         ArvinMeritor Inc.                                             8                156
         Bandag Inc.                                                   1                53
         Collins & Aikman Corp. (b)                                    4                21
         Cooper Tire & Rubber Co.                                      8                187
         Dura Automotive Systems Inc. (b)                              2                16
         Exide Technologies (b)                                        3                51
         Goodyear Tire & Rubber Co. (b) (l)                            17               156
         Hayes Lemmerz International Inc. (b)                          4                60
         Keystone Automotive Industries Inc. (b)                       2                46
         Modine Manufacturing Co.                                      3                94
         Noble International Ltd.                                      1                17
         Raytech Corp. (b)                                             2                4
         Spartan Motors Inc.                                           -                5
         Sports Resorts International Inc. (b) (l)                     1                3
         Standard Motor Products Inc.                                  1                20
         Strattec Security Corp. (b)                                   -                32
         Superior Industries International Inc. (l)                    2                83
         Tenneco Automotive Inc. (b)                                   5                60
         Tower Automotive Inc. (b) (l)                                 7                26
         Visteon Corp.                                                 15               170
                                                                                        1,281
Banks - 7.5%
         1st Source Corp.                                              2                40
         ABC Bancorp.                                                  1                23
         Alabama National Bancorp.                                     2                87
         Amcore Financial Inc.                                         3                93
         American National Bankshares Inc. (l)                         -                9
         AmericanWest Bancorp. (b)                                     1                21
         Arrow Financial Corp.                                         1                33
         Bancfirst Corp.                                               -                29
         Bancorpsouth Inc.                                             9                195
         BancTrust Financial Group Inc.                                1                18
         Bank of Granite Corp.                                         2                32
         Bank of the Ozarks Inc.                                       1                25
         Banner Corp.                                                  1                34
         Boston Private Financial Holdings Inc.                        3                73
         Bryn Mawr Bank Corp. (l)                                      1                19
         BSB Bancorp. Inc.                                             1                32
         C&F Financial Corp. (l)                                       -                16
         Camden National Corp.                                         1                28
         Capital City Bank Group Inc.                                  1                41
         Capital Corp. of the West                                     1                26
         Capital Crossing Bank (b)                                     -                6
         Capitol Bancorp. Ltd.                                         1                31
         Cascade Bancorp.                                              2                35
         Cathay Bancorp. Inc.                                          2                165
         Cavalry Bancorp. Inc. (l)                                     -                5
         CB Bancshares Inc.                                            1                59
         Center Bancorp. Inc. (l)                                      1                11
         Center Financial Corp.                                        1                15
         Central Coast Bancorp. (b)                                    1                20
         Central Pacific Financial Corp.                               2                50
         Century Bancorp. Inc. - Class A                               -                13
         Chemical Financial Corp.                                      3                108
         Chittenden Corp.                                              4                142
         Citizens Banking Corp.                                        5                167
         City Bank Lynnwood                                            1                29
         City Holding Co.                                              2                64
         CNB Financial Corp. (l)                                       1                14
         Coastal Financial Corp.                                       1                20
         CoBiz Inc.                                                    2                23
         Columbia Bancorp.                                             1                19
         Columbia Bancorp. (l)                                         1                12
         Columbia Banking Systems Inc.                                 2                38
         Commercial Bankshares Inc.                                    1                13
         Community Bank                                                1                7
         Community Bank System Inc.                                    3                68
         Community Banks Inc.                                          1                33
         Community First Bankshares Inc.                               4                140
         Community Trust Bancorp. Inc.                                 2                52
         Corus Bankshares Inc.                                         2                69
         CVB Financial Corp.                                           4                95
         Eastern Virginia Bancshares Inc.                              1                12
         East-West Bancorp. Inc.                                       6                172
         Exchange National Bancshares Inc. (l)                         1                15
         Farmers Capital Bank Corp. (b)                                1                25
         Financial Institutions Inc.                                   1                26
         First Bancorp.                                                4                158
         First Bancorp.                                                1                31
         First Busey Corp. - Class A                                   1                33
         First Charter Corp.                                           4                79
         First Citizens Banc Corp. (l)                                 -                8
         First Citizens BancShares Inc. - Class A                      1                91
         First Commonwealth Financial Corp.                            8                103
         First Community Bancorp.                                      2                59
         First Community Bancshares Inc.                               1                36
         First Financial Bancorp.                                      4                69
         First Financial Bankshares Inc.                               2                71
         First Financial Corp.                                         2                53
         First Financial Service Corp. (l)                             -                5
         First Indiana Corp.                                           1                27
         First M&F Corp.                                               -                12
         First Merchants Corp.                                         2                59
         First Midwest Bancorp. Inc.                                   -                14
         First National Bankshares of Florida Inc.                     -                8
         First Oak Brook Bancshares Inc.                               1                24
         First of Long Island Corp.                                    -                17
         First Republic Bank                                           1                64
         First South Bancorp. Inc. (l)                                 1                12
         First State Bancorp.                                          1                24
         First United Corp.                                            1                17
         Firstbank Corp. (l)                                           1                18
         FNB Corp.                                                     5                108
         FNB Corp.                                                     1                25
         FNB Corp. Inc.                                                1                10
         Foothill Independent Bancorp.                                 1                10
         Frontier Financial Corp.                                      2                65
         GB&T Bancshares Inc.                                          1                19
         German American Bancorp. (l)                                  1                18
         Glacier Bancorp. Inc.                                         3                76
         Gold Bancorp. Inc.                                            4                66
         Great Southern Bancorp. Inc.                                  1                41
         Greater Bay Bancorp.                                          6                167
         Greater Community Bancorp.                                    1                9
         Greene County Bancshares Inc. (l)                             1                16
         Hancock Holding Co.                                           3                95
         Hanmi Financial Corp.                                         1                29
         Harleysville National Corp.                                   3                73
         Heartland Financial USA Inc.                                  1                22
         Heritage Commerce Corp. (b)                                   1                18
         Humboldt Bancorp.                                             2                37
         IBERIABANK Corp.                                              1                49
         IBT Bancorp. Inc. (l)                                         -                13
         Independent Bank Corp.                                        2                49
         Independent Bank Corp. - MI                                   2                50
         Integra Bank Corp.                                            2                42
         Interchange Financial Services Corp.                          1                36
         International Bancshares Corp.                                -                3
         Irwin Financial Corp.                                         2                50
         Lakeland Bancorp. Inc.                                        1                23
         Lakeland Financial Corp.                                      1                20
         LNB Bancorp. Inc. (l)                                         1                13
         LSB Bancshares Inc. (l)                                       1                13
         Macatawa Bank Corp.                                           1                27
         Main Street Banks Inc.                                        2                43
         MainSource Financial Group Inc.                               1                22
         MB Financial Corp.                                            2                73
         MBT Financial Corp.                                           2                33
         Mercantile Bank Corp.                                         1                26
         Merchants Bancshares Inc.                                     1                13
         Mid-State Bancshares                                          3                66
         Midwest Banc Holdings Inc.                                    1                26
         Nara Bancorp. Inc.                                            2                35
         National Bankshares Inc. (l)                                  -                18
         National Penn Bancshares Inc.                                 3                83
         NBC Capital Corp.                                             1                21
         NBT Bancorp. Inc.                                             4                88
         Northern States Financial Corp. (l)                           -                11
         Oak Hill Financial Inc.                                       -                9
         Old National Bancorp.                                         8                186
         Old Point Financial Corp.                                     -                6
         Old Second Bancorp. Inc.                                      1                41
         Omega Financial Corp.                                         1                35
         Oriental Financial Group Inc.                                 2                53
         PAB Bankshares Inc. (l)                                       1                10
         Pacific Capital Bancorp.                                      6                155
         Park National Corp.                                           2                192
         Peapack Gladstone Financial Corp.                             1                29
         Pennrock Financial Services Corp.                             1                29
         Penns Woods Bancorp. Inc. (l)                                 -                16
         Peoples Bancorp. Inc.                                         1                33
         Peoples Holding Co.                                           1                33
         PrivateBancorp Inc.                                           2                52
         Prosperity Bancshares Inc.                                    2                39
         Provident Bankshares Corp.                                    4                107
         R&G Financial Corp. - Class B                                 3                106
         Republic Bancorp. Inc.                                        7                102
         Republic Bancorp. Inc. - Class A                              1                18
         Riggs National Corp.                                          2                37
         Royal Bancshares of Pennsylvania - Class A                    1                14
         S&T Bancorp. Inc.                                             3                104
         S.Y. Bancorp. Inc.                                            1                28
         Sandy Spring Bancorp. Inc.                                    2                61
         Santander BanCorp.                                            1                15
         SCBT Financial Corp.                                          1                28
         Seacoast Banking Corp.                                        1                30
         Second Bancorp. Inc.                                          1                28
         Security Bank Corp.                                           1                21
         Shore Bancshares Inc. (l)                                     1                19
         Sierra Bancorp. (l)                                           -                8
         Silicon Valley Bancshares (b)                                 4                150
         Simmons First National Corp. - Class A                        2                42
         Southside Bancshares Inc.                                     1                24
         Southwest Bancorp. Inc.                                       1                21
         Southwest Bancorp. of Texas Inc.                              4                159
         State Bancorp. Inc.                                           1                22
         State Financial Services Corp.                                1                18
         Sterling Bancorp. - NYS                                       2                44
         Sterling Bancshares Inc.                                      5                68
         Sterling Financial Corp.                                      3                67
         Suffolk Bancorp.                                              1                42
         Summit Bancshares Inc.                                        1                19
         Sun Bancorp. Inc.                                             1                16
         Sun Bancorp. Inc. (b)                                         1                18
         Susquehanna Bancshares Inc.                                   5                137
         Taylor Capital Group Inc.                                     1                11
         Texas Capital Bancshares Inc. (b)                             -                5
         Texas Regional Bancshares Inc. - Class A                      3                146
         Tompkins Trustco Inc.                                         1                38
         Trico Bancshares                                              1                25
         TrustCo Bancorp.                                              9                123
         Trustmark Corp.                                               -                12
         UMB Financial Corp.                                           2                103
         Umpqua Holdings Corp.                                         3                64
         Union Bankshares Corp.                                        1                26
         United Bankshares Inc.                                        -                13
         United Community Banks Inc.                                   3                85
         United Security Bancshares (l)                                1                10
         United Security Bancshares Inc. (l)                           1                18
         Univest Corp. of Pennsylvania (l)                             -                10
         Unizan Financial Corp.                                        3                68
         USB Holding Co. Inc.                                          1                32
         Virginia Commerce Bancorp. (b) (l)                            1                17
         Virginia Financial Group Inc.                                 1                26
         Washington Trust Bancorp. Inc.                                2                43
         Wayne Bancorp. Inc. (l)                                       1                19
         WesBanco Inc.                                                 2                64
         West Bancorp.                                                 2                33
         West Coast Bancorp.                                           2                37
         Westamerica Bancorp.                                          -                16
         Western Sierra Bancorp. (b)                                   1                24
         Wilshire State Bank (b)                                       1                17
         Wintrust Financial Corp.                                      2                118
         Yadkin Valley Bank and Trust Co. (l)                          1                9
         Yardville National Bancorp.                                   1                26
                                                                                        9,318
Beverages - 0.1%
         Boston Beer Co. Inc. - Class A (b)                            1                16
         Coca-Cola Bottling Co. Consolidated                           1                34
         Farmer Bros. Co.                                              1                20
         Green Mountain Coffee Roasters Inc. (b)                       -                7
         Hansen Natural Corp. (b) (l)                                  1                15
         National Beverage Corp. (b)                                   1                8
         Peet's Coffee & Tea Inc. (b)                                  1                36
         Robert Mondavi Corp. - Class A (b)                            1                42
                                                                                        178
Biotechnology - 2.0%
         Aclara BioSciences Inc. (b)                                   2                10
         Aksys Ltd. (b) (l)                                            1                6
         Alexion Pharmaceuticals Inc. (b)                              2                44
         Aphton Corp. (b) (l)                                          4                15
         Applera Corp. - Celera Genomics Group (b)                     8                91
         Arena Pharmaceuticals Inc. (b) (l)                            2                9
         Ariad Pharmaceuticals Inc. (b)                                6                42
         Avant Immunotherapeutics Inc. (b)                             9                24
         Axonyx Inc. (b)                                               5                28
         Barrier Therapeutics Inc. (b)                                 1                10
         BioCryst Pharmaceuticals Inc. (b)                             2                12
         Bio-Rad Laboratories Inc. - Class A (b)                       2                117
         Cambrex Corp.                                                 3                70
         Cell Genesys Inc. (b)                                         5                49
         Ciphergen Biosystems Inc. (b)                                 3                21
         Corgentech Inc. (b)                                           1                10
         CryoLife Inc. (b) (l)                                         2                12
         CuraGen Corp. (b)                                             5                29
         Curis Inc. (b) (l)                                            4                19
         Cytogen Corp. (b)                                             2                27
         Cytokinetics Inc. (b)                                         1                12
         Decode Genetics Inc. (b)                                      6                47
         Digene Corp. (b)                                              2                59
         Diversa Corp. (b)                                             2                25
         Embrex Inc. (b)                                               -                4
         Encysive Pharmaceuticals Inc. (b)                             6                53
         Enzo Biochem Inc. (b)                                         3                42
         Enzon Pharmaceuticals Inc. (b)                                5                61
         Exact Sciences Corp. (b)                                      2                13
         Exelixis Inc. (b)                                             7                69
         Genaera Corp. (b) (l)                                         6                24
         Gene Logic Inc. (b)                                           4                15
         Genelabs Technologies (b)                                     9                22
         Genencor International Inc. (b)                               1                19
         Geron Corp. (b) (l)                                           5                39
         GTC Biotherapeutics Inc. (b) (l)                              3                4
         GTx Inc. (b)                                                  1                6
         Harvard Bioscience Inc. (b)                                   1                3
         Human Genome Sciences Inc. (b)                                15               172
         Illumina Inc. (b)                                             3                20
         Immunogen Inc. (b)                                            4                24
         Immunomedics Inc. (b) (l)                                     5                25
         Incyte Corp. (b)                                              7                51
         Integra LifeSciences Holdings Corp. (b)                       2                82
         InterMune Inc. (b)                                            3                47
         Keryx Biopharmaceuticals Inc. (b) (l)                         2                29
         Kosan Biosciences Inc. (b)                                    2                17
         Lexicon Genetics Inc. (b)                                     7                54
         Lifecell Corp. (b)                                            3                34
         Marshall Edwards Inc. (b)                                     1                6
         Maxim Pharmaceuticals Inc. (b) (l)                            3                29
         Maxygen Inc. (b)                                              3                31
         Myogen Inc. (b)                                               2                12
         Myriad Genetics Inc. (b)                                      3                49
         Nanogen Inc. (b) (l)                                          4                24
         Neose Technologies Inc. (b)                                   2                16
         Northfield Laboratories Inc. (b) (l)                          2                26
         Oscient Pharmaceuticals Corp. (b) (l)                         6                33
         Peregrine Pharmaceuticals Inc. (b) (l)                        14               20
         Praecis Pharmaceuticals Inc. (b)                              5                19
         Regeneration Technologies Inc. (b)                            3                31
         Regeneron Pharmaceuticals Inc. (b)                            4                45
         Repligen Corp. (b) (l)                                        4                9
         Savient Pharmaceuticals Inc. (b)                              6                15
         Seattle Genetics Inc. (b)                                     4                29
         Serologicals Corp. (b)                                        3                55
         SuperGen Inc. (b) (l)                                         5                30
         Telik Inc. (b)                                                5                118
         Tercica Inc. (b)                                              1                7
         Third Wave Technologies Inc. (b)                              3                15
         Transkaryotic Therapies Inc. (b)                              4                55
         Vertex Pharmaceuticals Inc. (b)                               9                93
         Vical Inc. (b)                                                1                5
                                                                                        2,489
Building Materials - 1.0%
         Aaon Inc. (b)                                                 1                20
         Apogee Enterprises Inc.                                       3                29
         Comfort Systems USA Inc. (b)                                  4                26
         Drew Industries Inc. (b)                                      1                31
         Eagle Materials Inc.                                          2                156
         ElkCorp.                                                      2                51
         Genlyte Group Inc. (b)                                        1                85
         Lennox International Inc.                                     5                88
         LSI Industries Inc.                                           2                23
         Mestek Inc. (b)                                               -                7
         NCI Building Systems Inc. (b)                                 2                73
         Simpson Manufacturing Co. Inc.                                2                115
         Texas Industries Inc.                                         2                93
         Trex Co. Inc. (b)                                             1                43
         Universal Forest Products Inc.                                2                61
         US Concrete Inc. (b)                                          1                7
         USG Corp. (b) (l)                                             4                62
         York International Corp.                                      5                204
                                                                                        1,174
Chemicals - 2.5%
         A. Schulman Inc.                                              3                70
         Aceto Corp.                                                   2                29
         Airgas Inc.                                                   7                163
         Albemarle Corp.                                               4                116
         American Vanguard Corp. (l)                                   1                17
         Arch Chemicals Inc.                                           3                76
         Cabot Microelectronics Corp. (b)                              3                82
         Crompton Corp.                                                12               78
         Cytec Industries Inc.                                         4                200
         Ferro Corp.                                                   5                126
         FMC Corp. (b)                                                 4                177
         Georgia Gulf Corp. (l)                                        3                118
         Great Lakes Chemical Corp.                                    6                157
         HB Fuller Co.                                                 3                93
         Hercules Inc. (b)                                             12               152
         IMC Global Inc. (l)                                           13               174
         Kronos Worldwide Inc.                                         -                13
         MacDermid Inc.                                                3                105
         Millennium Chemicals Inc. (b)                                 7                129
         Minerals Technologies Inc.                                    2                139
         NewMarket Corp. (b)                                           2                40
         NL Industries                                                 1                11
         Octel Corp.                                                   1                32
         Olin Corp.                                                    8                136
         OM Group Inc. (b)                                             3                107
         Omnova Solutions Inc. (b)                                     4                25
         PolyOne Corp. (b)                                             10               74
         Quaker Chemical Corp.                                         1                24
         Sensient Technologies Corp.                                   5                110
         Solutia Inc. (b) (l)                                          9                2
         Spartech Corp.                                                3                70
         Stepan Co.                                                    1                17
         Symyx Technologies Inc. (b)                                   3                77
         Terra Industries Inc. (b)                                     4                23
         Valhi Inc.                                                    1                13
         W.R. Grace & Co. (b)                                          8                48
         Wellman Inc.                                                  4                29
                                                                                        3,052
Commercial Services - 4.3%
         Aaron Rents Inc.                                              3                96
         ABM Industries Inc.                                           4                80
         ACE Cash Express Inc. (b)                                     1                26
         Administaff Inc. (b)                                          2                40
         Advisory Board Co. (b)                                        2                68
         Albany Molecular Research Inc. (b)                            3                42
         Alderwoods Group Inc. (b)                                     5                55
         AMN Healthcare Services Inc. (b)                              1                22
         Arbitron Inc. (b)                                             4                130
         Bankrate Inc. (b)                                             1                7
         Banta Corp.                                                   3                126
         Bowne & Co. Inc.                                              4                65
         Bright Horizons Family Solutions Inc. (b)                     1                79
         CDI Corp.                                                     1                46
         Central Parking Corp.                                         2                39
         Century Business Services Inc. (b)                            8                35
         Cenveo Inc. (b)                                               3                8
         Charles River Associates Inc. (b)                             1                37
         Chemed Corp.                                                  1                72
         Clark Inc. (b)                                                2                34
         Coinstar Inc. (b) (l)                                         2                51
         Consolidated Graphics Inc. (b)                                1                53
         Cornell Cos. Inc. (b)                                         1                20
         Corrections Corp. of America (b)                              4                151
         Corvel Corp. (b)                                              1                21
         CoStar Group Inc. (b)                                         2                82
         CPI Corp.                                                     1                13
         Cross Country Healthcare Inc. (b)                             3                49
         DiamondCluster International Inc. (b)                         3                24
         Dollar Thrifty Automotive Group (b)                           3                77
         Electro Rent Corp. (b)                                        2                22
         Euronet Worldwide Inc. (b)                                    3                61
         Exult Inc. (b) (l)                                            5                29
         First Advantage Corp. - Class A (b)                           -                6
         First Consulting Group Inc. (b)                               2                12
         First Health Group Corp. (b)                                  11               163
         Forrester Research Inc. (b)                                   2                30
         FTI Consulting Inc. (b) (l)                                   5                80
         Gartner Inc. (b)                                              8                101
         Geo Group Inc. (b)                                            1                23
         Gevity HR Inc.                                                3                71
         Greg Manning Auctions Inc. (b) (l)                            1                8
         Healthcare Services Group                                     2                24
         Heidrick & Struggles International Inc. (b)                   2                58
         Hooper Holmes Inc.                                            7                41
         Hudson Highland Group Inc. (b)                                1                33
         ICT Group Inc. (b)                                            1                5
         Insurance Auto Auctions Inc. (b)                              1                20
         Integrated Electrical Services Inc. (b)                       4                29
         Interactive Data Corp. (b)                                    4                73
         Intersections Inc. (b)                                        1                19
         iPayment Holdings Inc. (b)                                    1                44
         Kelly Services Inc. - Class A                                 2                60
         kforce Inc. (b)                                               3                25
         Korn/Ferry International (b)                                  3                67
         Kroll Inc. (b)                                                4                150
         Labor Ready Inc. (b)                                          4                69
         Landauer Inc.                                                 1                42
         Learning Tree International Inc. (b)                          1                14
         LECG Corp. (b)                                                1                24
         Magellan Health Services Inc. (b)                             3                103
         MAXIMUS Inc. (b)                                              2                77
         McGrath Rentcorp.                                             1                31
         Medical Staffing Network Holdings Inc. (b)                    1                7
         Memberworks Inc. (b)                                          1                23
         Midas Inc. (b)                                                2                30
         Monro Muffler Brake Inc. (b)                                  1                25
         MPS Group Inc. (b)                                            12               144
         National Processing Inc. (b)                                  1                27
         Navigant Consulting Inc. (b)                                  5                106
         NCO Group Inc. (b)                                            3                82
         Newtek Business Services Inc. (b) (l)                         1                6
         Parexel International Corp. (b)                               3                56
         PDI Inc. (b)                                                  1                31
         Pre-Paid Legal Services Inc. (b) (l)                          1                28
         PRG-Schultz International Inc. (b)                            4                24
         Princeton Review Inc. (b)                                     2                14
         Proxymed Inc. (b)                                             1                9
         Quanta Services Inc. (b)                                      8                49
         Rent-Way Inc. (b)                                             3                28
         Resources Connection Inc. (b)                                 3                100
         Rewards Network Inc. (b)                                      2                16
         Rollins Inc.                                                  2                52
         SFBC International Inc. (b)                                   1                42
         SM&A Inc. (b)                                                 1                11
         Sotheby's Holdings Inc. - Class A (b)                         5                80
         Source Interlink Cos. Inc. (b)                                2                23
         SOURCECORP Inc. (b)                                           2                52
         Spherion Corp. (b)                                            7                66
         Startek Inc.                                                  1                43
         Stewart Enterprises Inc. - Class A (b)                        12               96
         Strayer Education Inc.                                        2                192
         TeleTech Holdings Inc. (b)                                    4                38
         TNS Inc. (b)                                                  1                11
         United Rentals Inc. (b)                                       5                85
         Universal Technical Institute Inc. (b)                        2                60
         Valassis Communications Inc. (b)                              6                180
         Volt Information Sciences Inc. (b)                            1                29
         Watson Wyatt & Co. Holdings                                   4                95
                                                                                        5,222
Computers - 3.0%
         3D Systems Corp. (b)                                          -                2
         ActivCard Corp. (b)                                           5                34
         Advanced Digital Information Corp. (b)                        7                68
         Agilysys Inc.                                                 3                47
         Ansoft Corp. (b)                                              1                10
         Anteon International Corp. (b)                                3                100
         BISYS Group Inc. (b)                                          14               194
         Brocade Communications Systems Inc. (b)                       30               178
         CACI International Inc. - Class A (b)                         3                126
         CapitalSource Inc. (b)                                        3                9
         Carreker Corp. (b)                                            2                22
         Catapult Communications Corp. (b)                             1                13
         Ciber Inc. (b)                                                6                46
         Compucom Systems Inc. (b)                                     3                15
         Computer Horizons Corp. (b)                                   4                16
         Covansys Corp. (b)                                            2                22
         Cray Inc. (b)                                                 9                62
         Cyberguard Corp. (b)                                          1                10
         Digimarc Corp. (b)                                            2                22
         DigitalNet Holdings Inc. (b)                                  1                12
         Dot Hill Systems Corp. (b)                                    5                56
         Drexler Technology Corp. (b) (l)                              1                14
         Echelon Corp. (b)                                             3                39
         Electronics for Imaging Inc. (b)                              6                171
         Factset Research Systems Inc.                                 2                109
         Gateway Inc. (b)                                              24               109
         Hutchinson Technology Inc. (b) (l)                            3                70
         iGate Capital Corp. (b)                                       2                8
         Imation Corp.                                                 4                170
         InFocus Corp. (b)                                             4                35
         Integral Systems Inc.                                         1                18
         Intergraph Corp. (b)                                          4                108
         InterVoice Inc. (b)                                           4                49
         Iomega Corp. (b)                                              6                36
         Komag Inc. (b)                                                3                45
         Kronos Inc. (b)                                               4                146
         Lexar Media Inc. (b) (l)                                      8                54
         Magma Design Automation Inc. (b)                              3                53
         Manhattan Associates Inc. (b)                                 3                106
         Maxwell Technologies Inc. (b)                                 1                15
         McData Corp. (b)                                              14               73
         Mentor Graphics Corp. (b)                                     8                117
         Mercury Computer Systems Inc. (b)                             2                57
         Merge Technologies Inc. (b)                                   1                18
         Micros Systems Inc. (b)                                       2                83
         Mobility Electronics Inc. (b)                                 3                22
         MTS Systems Corp.                                             3                60
         Nassda Corp. (b)                                              2                7
         Neoware Systems Inc. (b) (l)                                  2                13
         Netscout Systems Inc. (b)                                     3                19
         Nuance Communications Inc. (b)                                1                5
         NYFIX Inc. (b)                                                3                15
         Overland Storage Inc. (b)                                     1                20
         PalmOne Inc. (b) (l)                                          5                165
         Pec Solutions Inc. (b) (l)                                    1                12
         Perot Systems Corp. (b)                                       9                115
         Pomeroy Computer Resources (b)                                1                11
         Quantum Corp. (b)                                             20               61
         Radiant Systems Inc. (b)                                      1                6
         RadiSys Corp. (b)                                             2                44
         SI International Inc. (b)                                     1                10
         Sigma Designs Inc. (b) (l)                                    2                17
         Silicon Graphics Inc. (b) (l)                                 28               62
         Silicon Storage Technology Inc. (b)                           9                90
         SRA International Inc. - Class A (b)                          1                58
         Stratasys Inc. (b)                                            1                26
         SYKES Enterprises Inc. (b)                                    3                20
         Synaptics Inc. (b)                                            3                49
         Synplicity Inc. (b)                                           2                9
         Syntel Inc.                                                   1                13
         Talx Corp.                                                    2                38
         Tier Technologies Inc. - Class B (b)                          2                18
         Transact Technologies Inc. (b)                                1                28
         Tyler Technologies Inc. (b)                                   4                38
         Xybernaut Corp. (b) (l)                                       19               31
                                                                                        3,849
Cosmetics & Personal Care - 0.1%
         Chattem Inc. (b)                                              2                52
         DEL Laboratories Inc. (b)                                     1                18
         Elizabeth Arden Inc. (b)                                      2                49
         Inter Parfums Inc.                                            1                13
         Revlon Inc. - Class A (b)                                     15               45
                                                                                        177
Distribution & Wholesale - 0.8%
         Advanced Marketing Services Inc.                              2                22
         Aviall Inc. (b)                                               3                50
         Brightpoint Inc. (b)                                          2                28
         Building Material Holding Corp.                               1                27
         Central European Distribution Corp. (b) (l)                   1                33
         Handleman Co.                                                 3                64
         LKQ Corp. (b)                                                 2                28
         Navarre Corp. (b)                                             2                32
         Owens & Minor Inc.                                            4                114
         ScanSource Inc. (b)                                           1                85
         SCP Pool Corp.                                                4                182
         United Stationers Inc. (b)                                    4                153
         Watsco Inc.                                                   3                73
         WESCO International Inc. (b)                                  2                38
                                                                                        929
Diversified Financial Services - 1.2%
         Accredited Home Lenders Holding Co. (b) (l)                   1                38
         Advanta Corp. - Class B                                       2                53
         Affiliated Managers Group Inc. (b) (l)                        3                139
         Asta Funding Inc.                                             -                5
         Bay View Capital Corp. (b)                                    5                10
         BKF Capital Group Inc.                                        1                20
         Charter Municipal Mortgage Acceptance Co.                     4                84
         CompuCredit Corp. (b)                                         2                35
         Credit Acceptance Corp. (b)                                   1                20
         Education Lending Group Inc. (b)                              1                23
         eSPEED Inc. (b)                                               3                50
         Federal Agricultural Mortgage Corp. - Class C (b)             1                21
         Financial Federal Corp. (b)                                   2                70
         First Albany Cos. Inc.                                        1                9
         Gabelli Asset Management Inc. - Class A                       1                34
         Greenhill & Co. Inc. (b)                                      1                13
         Investment Technology Group Inc. (b)                          5                61
         Knight Trading Group Inc. (b)                                 13               133
         LaBranche & Co. Inc. (l)                                      6                47
         Metris Cos. Inc. (b)                                          3                28
         National Financial Partners Corp.                             4                134
         Nelnet Inc. (b)                                               1                16
         New Century Financial Corp.                                   3                148
         Piper Jaffray Cos. (b)                                        2                104
         Portfolio Recovery Associates Inc. (b)                        2                43
         Sanders Morris Harris Group Inc.                              1                20
         Saxon Capital Inc. (b)                                        3                75
         Stifel Financial Corp. (b)                                    1                16
         SWS Group Inc.                                                2                26
         United PanAm Financial Corp. (b)                              -                8
         World Acceptance Corp. (b)                                    2                36
                                                                                        1,519
Electric - 1.5%
         Aquila Inc. (b)                                               22               80
         Avista Corp.                                                  6                102
         Black Hills Corp.                                             4                117
         Calpine Corp. (b) (l)                                         47               204
         Central Vermont Public Service Corp.                          1                31
         CH Energy Group Inc.                                          2                80
         Cleco Corp.                                                   5                97
         CMS Energy Corp. (b) (l)                                      18               165
         Duquesne Light Holdings Inc.                                  9                166
         El Paso Electric Co. (b)                                      5                80
         Empire District Electric Co.                                  3                55
         Idacorp Inc.                                                  4                117
         MGE Energy Inc.                                               2                70
         Otter Tail Corp.                                              3                84
         PNM Resources Inc.                                            7                135
         Sierra Pacific Resources (b) (l)                              13               98
         UIL Holdings Corp.                                            1                69
         Unisource Energy Corp.                                        4                93
                                                                                        1,843
Electrical Components & Equipment - 0.9%
         Advanced Energy Industries Inc. (b)                           2                39
         American Superconductor Corp. (b) (l)                         3                34
         Artesyn Technologies Inc. (b)                                 4                35
         Belden Inc.                                                   3                59
         C&D Technologies Inc.                                         3                53
         Capstone Turbine Corp. (b)                                    9                19
         Cherokee International Corp. (b)                              1                8
         Encore Wire Corp. (b)                                         1                34
         Energy Conversion Devices Inc. (b)                            2                26
         General Cable Corp. (b)                                       5                41
         GrafTech International Ltd. (b)                               11               114
         Intermagnetics General Corp. (b)                              2                62
         Littelfuse Inc. (b)                                           2                105
         Magnetek Inc. (b)                                             3                21
         Medis Technologies Ltd. (b) (l)                               2                27
         Powell Industries Inc. (b)                                    1                15
         Power-One Inc. (b)                                            7                82
         Rayovac Corp. (b)                                             4                113
         Research Frontiers Inc. (b) (l)                               1                9
         Superconductor Technologies (b) (l)                           6                8
         Ultralife Batteries Inc. (b)                                  2                29
         Universal Display Corp. (b)                                   2                25
         Valence Technology Inc. (b) (l)                               6                21
         Vicor Corp. (b)                                               2                44
         Wilson Greatbatch Technologies Inc. (b)                       2                68
                                                                                        1,091
Electronics - 2.9%
         Analogic Corp.                                                1                40
         BEI Technologies Inc.                                         1                39
         Bel Fuse Inc. - Class B                                       1                55
         Benchmark Electronics Inc. (b)                                5                135
         Brady Corp. - Class A                                         2                90
         California Micro Devices Corp. (b)                            2                25
         Checkpoint Systems Inc. (b)                                   4                74
         Coherent Inc. (b)                                             4                113
         CTS Corp.                                                     4                53
         Cubic Corp.                                                   2                41
         Cyberoptics Corp. (b)                                         1                21
         Cymer Inc. (b)                                                4                148
         Daktronics Inc. (b)                                           2                44
         DDi Corp. (b)                                                 3                23
         Dionex Corp. (b)                                              2                116
         Electro Scientific Industries Inc. (b)                        3                98
         Excel Technology Inc. (b)                                     1                37
         Fargo Electronics Inc. (b)                                    2                17
         Faro Technologies Inc. (b)                                    1                28
         FEI Co. (b)                                                   3                61
         Identix Inc. (b)                                              10               72
         Ii-Vi Inc. (b)                                                1                39
         Innovex Inc. (b)                                              2                10
         Invision Technologies Inc. (b)                                2                95
         Itron Inc. (b)                                                2                57
         Keithley Instruments Inc.                                     1                33
         Kemet Corp. (b)                                               9                115
         Measurement Specialties Inc. (b)                              1                24
         Merix Corp. (b)                                               2                21
         Methode Electronics Inc.                                      4                51
         Metrologic Instruments Inc. (b)                               1                26
         Molecular Devices Corp. (b)                                   2                29
         OSI Systems Inc. (b)                                          1                29
         Park Electrochemical Corp.                                    2                47
         Paxar Corp. (b)                                               4                74
         Pemstar Inc. (b)                                              4                9
         Photon Dynamics Inc. (b)                                      2                64
         Planar Systems Inc. (b)                                       2                24
         Plexus Corp. (b)                                              5                66
         RAE Systems Inc. (b) (l)                                      4                20
         Rofin-Sinar Technologies Inc. (b)                             2                45
         Rogers Corp. (b)                                              2                122
         SAFLINK Corp. (b) (l)                                         3                8
         SBS Technologies Inc. (b)                                     2                29
         Sonic Solutions Inc. (b) (l)                                  2                39
         Spatialight Inc. (b)                                          3                15
         Stoneridge Inc. (b)                                           2                31
         Sypris Solutions Inc.                                         1                15
         Taser International Inc. (b) (l)                              3                126
         Technitrol Inc. (b)                                           4                96
         Thomas & Betts Corp.                                          7                182
         Trimble Navigation Ltd. (b)                                   6                161
         TTM Technologies Inc. (b)                                     4                52
         Varian Inc. (b)                                               4                166
         Viisage Technology Inc. (b) (l)                               2                21
         Watts Industries Inc.                                         3                75
         Woodhead Industries Inc.                                      1                18
         Woodward Governor Co.                                         1                88
         X-Rite Inc.                                                   2                36
         Zygo Corp. (b)                                                2                22
                                                                                        3,510
Engineering & Construction - 0.5%
         Dycom Industries Inc. (b)                                     5                152
         EMCOR Group Inc. (b)                                          2                71
         Granite Construction Inc.                                     4                72
         Infrasource Services Inc. (b)                                 1                11
         Insituform Technologies Inc. (b)                              3                45
         Perini Corp. (b)                                              1                8
         Shaw Group Inc. (b)                                           7                75
         URS Corp. (b)                                                 4                97
         Washington Group International Inc. (b)                       3                98
                                                                                        629
Entertainment - 1.1%
         Alliance Gaming Corp. (b)                                     6                102
         AMC Entertainment Inc. (b)                                    3                52
         Argosy Gaming Co. (b)                                         3                106
         Bluegreen Corp. (b)                                           2                23
         Carmike Cinemas Inc. (b)                                      1                32
         Championship Auto Racing Teams Inc. (b)                       1                -
         Churchill Downs Inc.                                          1                37
         Dover Downs Gaming & Entertainment Inc.                       1                12
         Dover Motorsports Inc.                                        2                7
         Empire Resorts Inc. (b) (l)                                   1                13
         Gaylord Entertainment Co. (b)                                 3                108
         Isle of Capri Casinos Inc. (b)                                1                26
         Lakes Entertainment Inc. (b) (l)                              2                19
         Macrovision Corp. (b)                                         6                140
         Magna Entertainment Corp. (b) (l)                             5                28
         Nevada Gold & Casinos Inc. (b)                                1                11
         Penn National Gaming Inc. (b)                                 3                114
         Pinnacle Entertainment Inc. (b)                               4                51
         Scientific Games Corp. - Class A (b)                          6                121
         Shuffle Master Inc. (b)                                       3                91
         Six Flags Inc. (b)                                            10               73
         Speedway Motorsports Inc.                                     2                57
         Steinway Musical Instruments (b)                              1                25
         Sunterra Corp. (b) (l)                                        2                25
         Vail Resorts Inc. (b)                                         2                40
                                                                                        1,313
Environmental Control - 0.5%
         BHA Group Holdings Inc.                                       1                20
         Calgon Carbon Corp.                                           4                30
         Casella Waste Systems Inc. (b)                                1                18
         Clean Harbors Inc. (b) (l)                                    1                9
         Darling International Inc. (b)                                8                32
         Duratek Inc. (b)                                              1                19
         Imco Recycling Inc. (b)                                       2                20
         Ionics Inc. (b)                                               2                56
         Metal Management Inc. (b)                                     2                38
         Mine Safety Appliances Co.                                    2                83
         Tetra Tech Inc. (b)                                           6                103
         TRC Cos. Inc. (b)                                             1                21
         Waste Connections Inc. (b)                                    5                137
                                                                                        586
Food - 1.3%
         American Italian Pasta Co. (l)                                2                56
         Arden Group Inc. - Class A                                    -                15
         Cal-Maine Foods Inc. (l)                                      2                22
         Chiquita Brands International Inc. (b)                        5                98
         Corn Products International Inc.                              4                201
         Flowers Foods Inc.                                            4                100
         Great Atlantic & Pacific Tea Co. Inc. (b)                     2                14
         Hain Celestial Group Inc. (b)                                 3                50
         Ingles Markets Inc. - Class A                                 1                11
         Interstate Bakeries                                           6                60
         J&J Snack Foods Corp. (b)                                     1                31
         JM Smucker Co.                                                -                -
         John B. Sanfilippo & Son (b)                                  1                20
         Lance Inc.                                                    3                48
         M&F Worldwide Corp. (b)                                       1                19
         MGP Ingredients Inc. (l)                                      -                15
         Monterey Pasta Co. (b)                                        1                4
         Nash Finch Co.                                                1                32
         Pathmark Stores Inc. (b)                                      3                23
         Performance Food Group Co. (b)                                5                139
         Provide Commerce Inc. (b)                                     1                10
         Ralcorp Holdings Inc. (b)                                     3                112
         Riviana Foods Inc.                                            1                17
         Ruddick Corp.                                                 4                81
         Sanderson Farms Inc.                                          1                62
         Seaboard Corp.                                                -                16
         United Natural Foods Inc. (b)                                 4                129
         Weis Markets Inc.                                             1                42
         Wild Oats Markets Inc. (b)                                    3                49
         Winn-Dixie Stores Inc. (l)                                    10               69
                                                                                        1,545
Forest Products & Paper - 0.5%
         Buckeye Technologies Inc. (b)                                 3                38
         Caraustar Industries Inc. (b)                                 3                44
         Deltic Timber Corp.                                           1                46
         Longview Fibre Co. (b)                                        6                82
         P.H. Glatfelter Co.                                           3                49
         Pope & Talbot Inc.                                            2                38
         Potlatch Corp.                                                3                139
         Rock-Tenn Co. - Class A                                       3                52
         Schweitzer-Mauduit International Inc.                         2                50
         Wausau-Mosinee Paper Corp.                                    5                85
                                                                                        623
Gas - 1.4%
         Atmos Energy Corp.                                            6                144
         Cascade Natural Gas Corp.                                     1                30
         Chesapeake Utilities Corp.                                    1                15
         Energen Corp.                                                 4                198
         EnergySouth Inc.                                              1                21
         Laclede Group Inc.                                            2                63
         New Jersey Resources Corp.                                    3                125
         Nicor Inc. (l)                                                5                170
         Northwest Natural Gas Co.                                     3                95
         NUI Corp.                                                     2                29
         Peoples Energy Corp.                                          4                185
         Piedmont Natural Gas Co. (l)                                  4                184
         SEMCO Energy Inc.                                             3                19
         South Jersey Industries Inc.                                  1                64
         Southern Union Co. (b)                                        7                140
         Southwest Gas Corp.                                           4                90
         WGL Holdings Inc.                                             6                158
                                                                                        1,730
Hand & Machine Tools - 0.5%
         Baldor Electric Co.                                           4                87
         Franklin Electric Co. Inc.                                    2                70
         Kennametal Inc.                                               4                186
         Lincoln Electric Holdings Inc.                                4                141
         Milacron Inc. (b) (l)                                         4                17
         Regal-Beloit Corp.                                            3                63
                                                                                        564
Healthcare - 5.6%
         Abaxis Inc. (b)                                               2                36
         Abiomed Inc. (b) (l)                                          2                20
         Advanced Medical Optics Inc. (b)                              3                145
         Advanced Neuromodulation Systems Inc. (b)                     2                71
         Align Technology Inc. (b)                                     5                102
         Alliance Imaging Inc. (b)                                     2                7
         Amedisys Inc. (b)                                             1                40
         America Service Group Inc. (b)                                1                28
         American Healthways Inc. (b)                                  3                86
         American Medical Security Group Inc. (b)                      1                36
         American Medical Systems Holdings Inc. (b)                    2                83
         AMERIGROUP Corp. (b)                                          3                131
         Amsurg Corp. (b)                                              3                81
         Apria Healthcare Group Inc. (b)                               6                166
         Arrow International Inc.                                      2                64
         Arthrocare Corp. (b)                                          2                70
         Aspect Medical Systems Inc. (b)                               1                27
         Beverly Enterprises Inc. (b)                                  12               105
         Biolase Technology Inc. (b) (l)                               2                31
         Biosite Inc. (b) (l)                                          2                68
         Bioveris Corp. (b)                                            3                21
         Bruker BioSciences Corp. (b)                                  3                13
         Candela Corp. (b)                                             2                18
         Cantel Medical Corp. (b)                                      1                19
         Cardiac Science Inc. (b)                                      6                15
         Cardiodynamics International Corp. (b)                        4                20
         Centene Corp. (b)                                             2                83
         Cepheid Inc. (b)                                              5                56
         Cerus Corp. (b)                                               2                4
         Cholestech Corp. (b)                                          2                13
         Chronimed Inc. (b)                                            2                13
         Closure Medical Corp. (b)                                     1                19
         Columbia Laboratories Inc. (b)                                4                13
         Conceptus Inc. (b) (l)                                        2                25
         CONMED Corp. (b)                                              3                90
         CTI Molecular Imaging Inc. (b)                                3                42
         Cyberonics Inc. (b) (l)                                       2                63
         Datascope Corp.                                               1                55
         Diagnostic Products Corp.                                     3                114
         DJ Orthopedics Inc. (b)                                       2                43
         Encore Medical Corp. (b)                                      3                21
         Endocardial Solutions Inc. (b)                                2                24
         Epix Medical Inc. (b)                                         2                43
         Exactech Inc. (b)                                             1                15
         Genesis HealthCare Corp. (b)                                  2                62
         Gentiva Health Services Inc. (b)                              3                44
         Haemonetics Corp. (b)                                         2                58
         Hanger Orthopedic Group Inc. (b)                              3                30
         Hologic Inc. (b)                                              2                56
         ICU Medical Inc. (b) (l)                                      1                40
         Immucor Inc. (b)                                              2                74
         Immunicon Corp. (b)                                           1                7
         Intuitive Surgical Inc. (b)                                   4                73
         Invacare Corp.                                                3                124
         Inveresk Research Group Inc. (b)                              3                103
         Inverness Medical Innovations Inc. (b)                        1                33
         IVAX Diagnostics Inc. (b)                                     1                6
         Kensey Nash Corp. (b) (l)                                     1                40
         Kindred Healthcare Inc. (b)                                   3                79
         Kyphon Inc. (b)                                               3                76
         LabOne Inc. (b) (l)                                           1                45
         Laserscope (b)                                                2                59
         LCA-Vision Inc. (b)                                           1                32
         Lifecore Biomedical Inc. (b)                                  1                5
         Lifeline Systems Inc. (b)                                     1                31
         LifePoint Hospitals Inc. (b)                                  4                152
         Luminex Corp. (b)                                             2                23
         Matria Healthcare Inc. (b)                                    1                26
         Medical Action Industries Inc. (b)                            1                17
         MedSource Technologies Inc. (b)                               1                6
         Mentor Corp. (l)                                              5                169
         Meridian Bioscience Inc.                                      1                13
         Merit Medical Systems Inc. (b)                                3                44
         Micro Therapeutics Inc. (b)                                   1                5
         Microtek Medical Holdings Inc. (b)                            5                24
         Microvision Inc. (b) (l)                                      2                17
         Molina Healthcare Inc. (b)                                    1                42
         National Healthcare Corp.                                     1                20
         Novoste Corp. (b)                                             1                3
         Oakley Inc.                                                   2                29
         Ocular Sciences Inc. (b)                                      2                94
         Odyssey HealthCare Inc. (b)                                   4                79
         Option Care Inc.                                              1                23
         OraSure Technologies Inc. (b)                                 5                46
         Orthodontic Centers of America Inc. (b) (l)                   5                38
         Orthologic Corp. (b)                                          4                32
         Orthovita Inc. (b)                                            4                22
         Osteotech Inc. (b)                                            1                9
         Palatin Technologies Inc. (b)                                 6                27
         Palomar Medical Technologies Inc. (b)                         -                7
         Pediatrix Medical Group Inc. (b)                              3                208
         PolyMedica Corp.                                              3                90
         Possis Medical Inc. (b)                                       2                64
         Province Healthcare Co. (b)                                   6                96
         PSS World Medical Inc. (b)                                    7                82
         Psychiatric Solutions Inc. (b)                                1                32
         Quest Diagnostics Inc.                                        -                1
         Quidel Corp. (b)                                              3                19
         Radiologix Inc. (b)                                           1                3
         RehabCare Group Inc. (b)                                      2                53
         Retractable Technologies Inc. (b) (l)                         1                6
         Select Medical Corp.                                          10               140
         Sierra Health Services Inc. (b)                               2                111
         Sola International Inc. (b)                                   4                61
         SonoSite Inc. (b)                                             2                41
         Specialty Laboratories Inc. (b)                               1                8
         Staar Surgical Co. (b) (l)                                    2                16
         Steris Corp. (b)                                              8                180
         Sunrise Senior Living Inc. (b) (l)                            2                70
         SurModics Inc. (b) (l)                                        2                42
         Sybron Dental Specialties Inc. (b)                            4                132
         Symbion Inc. (b)                                              1                16
         Synovis Life Technologies Inc. (b) (l)                        1                11
         Techne Corp. (b)                                              5                203
         ThermoGenesis Corp. (b)                                       5                22
         Thoratec Corp. (b) (l)                                        6                63
         TriPath Imaging Inc. (b)                                      3                25
         United Surgical Partners International Inc. (b)               3                129
         Urologix Inc. (b)                                             2                24
         US Oncology Inc. (b)                                          8                115
         US Physical Therapy Inc. (b)                                  1                17
         Ventana Medical Systems Inc. (b)                              2                72
         Viasys Healthcare Inc. (b)                                    3                70
         VistaCare Inc. - Class A (b)                                  1                18
         VISX Inc. (b)                                                 6                148
         Vital Images Inc. (b)                                         1                10
         Vital Signs Inc.                                              1                19
         West Pharmaceutical Services Inc.                             1                57
         Wright Medical Group Inc. (b)                                 3                109
         Young Innovations Inc.                                        -                12
         Zila Inc. (b)                                                 5                24
         Zoll Medical Corp. (b)                                        1                38
                                                                                        6,940
Holding Companies - Diversified - 0.1%
         Resource America Inc. - Class A                               2                39
         Walter Industries Inc.                                        3                36
                                                                                        75
Home Builders - 0.9%
         Beazer Homes USA Inc. (l)                                     2                157
         Brookfield Homes Corp.                                        2                42
         Champion Enterprises Inc. (b)                                 8                72
         Coachmen Industries Inc.                                      2                26
         Dominion Homes Inc. (b)                                       -                8
         Fleetwood Enterprises Inc. (b)                                6                85
         Levitt Corp. - Class A (b)                                    2                44
         M/I Schottenstein Homes Inc.                                  1                53
         Meritage Corp. (b)                                            1                83
         Modtech Holdings Inc. (b)                                     1                6
         Monaco Coach Corp.                                            3                81
         Orleans Homebuilders Inc. (b)                                 -                4
         Palm Harbor Homes Inc. (b) (l)                                2                33
         Skyline Corp.                                                 1                28
         Technical Olympic USA Inc.                                    1                23
         Thor Industries Inc.                                          4                144
         WCI Communities Inc. (b)                                      4                82
         William Lyon Homes Inc. (b) (l)                               -                43
         Winnebago Industries (l)                                      3                106
                                                                                        1,120
Home Furnishings - 0.6%
         American Woodmark Corp.                                       1                41
         Applica Inc. (b)                                              2                20
         Bassett Furniture Industries Inc.                             1                24
         Digital Theater Systems Inc. (b)                              2                47
         Emerson Radio Corp. (b)                                       2                6
         Ethan Allen Interiors Inc.                                    4                133
         Furniture Brands International Inc.                           6                147
         Hooker Furniture Corp.                                        1                13
         Kimball International Inc. - Class B                          3                39
         La-Z-Boy Inc.                                                 6                108
         Parkervision Inc. (b) (l)                                     1                3
         Salton Inc. (b) (l)                                           -                1
         Stanley Furniture Co. Inc.                                    1                23
         Tempur-Pedic International Inc. (b)                           2                28
         Tivo Inc. (b) (l)                                             5                33
         Universal Electronics Inc. (b)                                2                28
                                                                                        694
Household Products - 1.1%
         American Greetings Corp. - Class A (b)                        7                158
         Blyth Inc.                                                    4                124
         Central Garden & Pet Co. (b)                                  2                68
         CSS Industries Inc.                                           1                25
         Ennis Business Forms                                          2                39
         Jarden Corp. (b)                                              3                113
         John H. Harland Co.                                           3                95
         Libbey Inc.                                                   2                43
         National Presto Industries Inc.                               1                24
         Playtex Products Inc. (b)                                     4                32
         Russ Berrie & Co. Inc.                                        1                19
         Standard Register Co.                                         2                18
         Toro Co.                                                      3                195
         Tupperware Corp.                                              6                116
         Water Pik Technologies Inc. (b)                               1                17
         WD-40 Co.                                                     2                61
         Yankee Candle Co. Inc. (b)                                    6                165
                                                                                        1,312
Insurance - 2.3%
         21st Century Insurance Group                                  2                31
         Alfa Corp.                                                    4                58
         American Equity Investment Life Holding Co. (b)               2                22
         American Physicians Capital Inc. (b)                          1                24
         AmerUs Group Co.                                              4                175
         Argonaut Group Inc. (b)                                       3                56
         Baldwin & Lyons Inc.                                          1                24
         Bristol West Holdings Inc.                                    2                29
         Citizens Inc. (b) (l)                                         4                30
         CNA Surety Corp. (b)                                          2                19
         Commerce Group Inc.                                           3                148
         Crawford & Co. - Class B                                      2                9
         Delphi Financial Group Inc. - Class A                         3                121
         Direct General Corp.                                          2                55
         Donegal Group Inc.                                            -                8
         Enstar Group Inc. (b)                                         -                19
         FBL Financial Group Inc. - Class A                            1                41
         Fidelity National Financial Inc.                              -                3
         Financial Industries Corp. (b)                                1                9
         First Acceptance Corp. (b)                                    2                15
         FPIC Insurance Group Inc. (b) (l)                             1                27
         Great American Financial Resources Inc.                       1                10
         Harleysville Group Inc.                                       2                29
         Hilb Rogal & Hamilton Co.                                     3                121
         Horace Mann Educators Corp.                                   5                83
         Independence Holding Co.                                      -                11
         Infinity Property & Casualty Corp.                            2                74
         Kansas City Life Insurance Co.                                -                17
         LandAmerica Financial Group Inc.                              2                82
         Midland Co.                                                   1                33
         Mony Group Inc.                                               -                13
         National Western Life Insurance Co. - Class A (b)             -                42
         Navigators Group Inc. (b)                                     1                20
         NYMAGIC Inc.                                                  -                12
         Ohio Casualty Corp. (b)                                       7                137
         Penn-America Group Inc.                                       1                14
         Philadelphia Consolidated Holding Co. (b)                     2                121
         Phoenix Cos. Inc.                                             11               132
         PMA Capital Corp.                                             3                29
         Presidential Life Corp.                                       3                45
         ProAssurance Corp. (b)                                        3                101
         RLI Corp.                                                     2                89
         Safety Insurance Group Inc.                                   1                23
         Selective Insurance Group                                     3                129
         State Auto Financial Corp.                                    1                45
         Stewart Information Services Corp.                            2                64
         Triad Guaranty Inc. (b)                                       1                64
         UICI (b)                                                      4                97
         United Fire & Casualty Co.                                    1                50
         Universal American Financial Corp. (b)                        3                30
         USI Holdings Corp. (b)                                        4                60
         Vesta Insurance Group Inc.                                    4                25
         Zenith National Insurance Corp. (l)                           1                61
                                                                                        2,786
Internet - 3.6%
         1-800 Contacts Inc. (b)                                       1                14
         1-800-FLOWERS.COM Inc. (b)                                    2                17
         24/7 Real Media Inc. (b)                                      2                13
         Agile Software Corp. (b)                                      6                50
         Alloy Inc. (b) (l)                                            4                25
         Aquantive Inc. (b)                                            6                54
         Ariba Inc. (b) (l)                                            27               54
         AsiaInfo Holdings Inc. (b)                                    4                19
         At Road Inc. (b)                                              4                27
         Autobytel Inc. (b)                                            5                42
         Blue Coat Systems Inc. (b)                                    1                40
         Blue Nile Inc. (b)                                            -                15
         BroadVision Inc. (b) (l)                                      3                12
         Centillium Communications Inc. (b)                            4                13
         Chordiant Software Inc. (b)                                   8                35
         CMGI Inc. (b)                                                 41               79
         CNET Networks Inc. (b)                                        15               161
         Corillian Corp. (b)                                           4                18
         CyberSource Corp. (b)                                         3                24
         Digital Insight Corp. (b)                                     4                79
         Digital River Inc. (b)                                        4                118
         Digitas Inc. (b)                                              6                63
         DoubleClick Inc. (b)                                          14               108
         drugstore.com inc. (b) (l)                                    4                14
         E.piphany Inc. (b)                                            8                40
         Earthlink Inc. (b)                                            16               162
         eCollege.com Inc. (b)                                         2                26
         E-Loan Inc. (b) (l)                                           4                11
         Entrust Inc. (b)                                              5                25
         Equinix Inc. (b)                                              1                34
         eResearch Technology Inc. (b)                                 5                138
         F5 Networks Inc. (b)                                          4                105
         FindWhat.com (b)                                              2                50
         Freemarkets Inc. (b)                                          5                30
         GSI Commerce Inc. (b)                                         2                22
         Harris Interactive Inc. (b)                                   5                36
         HomeStore.com Inc. (b)                                        11               43
         Infospace Inc. (b)                                            4                139
         Interland Inc. (b) (l)                                        1                3
         Internap Network Services Corp. (b)                           25               30
         Internet Capital Group Inc. (b) (l)                           4                31
         Internet Security Systems Inc. (b)                            5                69
         Interwoven Inc. (b)                                           5                50
         Ipass Inc. (b)                                                5                50
         iVillage Inc. (b)                                             3                18
         J2 Global Communications Inc. (b) (l)                         2                56
         Jupitermedia Corp. (b)                                        2                24
         Kana Software Inc. (b)                                        3                8
         Keynote Systems Inc. (b)                                      2                27
         Kintera Inc. (b)                                              1                6
         Lionbridge Technologies Inc. (b)                              5                38
         LookSmart Ltd. (b)                                            10               22
         Marimba Inc. (b)                                              2                16
         Marketwatch.com Inc. (b) (l)                                  1                14
         Matrixone Inc. (b)                                            5                37
         Neoforma Inc. (b) (l)                                         1                12
         Net2Phone Inc. (b) (l)                                        4                18
         NetBank Inc.                                                  5                55
         Netegrity Inc. (b)                                            4                30
         Netratings Inc. (b)                                           1                21
         NIC Inc. (b)                                                  3                24
         Openwave Systems Inc. (b)                                     7                88
         Opsware Inc. (b)                                              6                45
         Overstock.com Inc. (b) (l)                                    1                45
         PC-Tel Inc. (b)                                               3                31
         Portal Software Inc. (b)                                      3                12
         Priceline.com Inc. (b)                                        3                74
         ProQuest Co. (b)                                              3                77
         QRS Corp. (b)                                                 1                6
         Raindance Communications Inc. (b)                             6                13
         RealNetworks Inc. (b)                                         13               89
         Redback Networks Inc. (b)                                     4                22
         Register.com (b)                                              2                14
         RSA Security Inc. (b) (l)                                     7                143
         S1 Corp. (b)                                                  8                77
         Safeguard Scientifics Inc. (b)                                13               30
         Sapient Corp. (b)                                             9                57
         Secure Computing Corp. (b)                                    4                49
         Seebeyond Technology Corp. (b)                                6                21
         Sohu.com Inc. (b) (l)                                         2                47
         SonicWALL Inc. (b)                                            7                57
         Stamps.com Inc. (b)                                           2                22
         Stellent Inc. (b)                                             2                21
         SupportSoft Inc. (b)                                          4                37
         TheStreet.com Inc. (b) (l)                                    1                5
         Travelzoo Inc. (b) (l)                                        -                9
         Trizetto Group Inc. (b)                                       3                23
         Tumbleweed Communications Corp. (b)                           5                22
         United Online Inc. (b) (l)                                    6                107
         Valueclick Inc. (b)                                           9                108
         Verity Inc. (b)                                               3                44
         Verso Technologies Inc. (b)                                   14               25
         Vignette Corp. (b)                                            31               51
         Vitria Technology Inc. (b)                                    2                5
         WatchGuard Technologies Inc. (b)                              4                26
         WebEx Communications Inc. (b)                                 3                72
         webMethods Inc. (b)                                           5                46
         Websense Inc. (b)                                             3                98
         Zix Corp. (b) (l)                                             2                17
                                                                                        4,349
Investment Companies - 0.2%
         Apollo Investment Corp. (b)                                   7                99
         Gladstone Capital Corp. (l)                                   1                22
         Harris & Harris Group Inc. (b) (l)                            1                16
         MCG Capital Corp.                                             4                58
         Medallion Financial Corp.                                     2                13
                                                                                        208
Iron & Steel - 0.7%
         AK Steel Holding Corp. (b)                                    12               63
         Allegheny Technologies Inc.                                   9                166
         Carpenter Technology Corp.                                    3                90
         Cleveland-Cliffs Inc. (b) (l)                                 1                71
         Gibraltar Steel Corp.                                         2                55
         Material Sciences Corp. (b)                                   1                11
         Oregon Steel Mills Inc. (b)                                   3                41
         Reliance Steel & Aluminum Co.                                 3                131
         Ryerson Tull Inc.                                             3                43
         Schnitzer Steel Industries Inc. - Class A                     2                73
         Steel Dynamics Inc. (b)                                       4                121
         Steel Technologies Inc.                                       1                24
                                                                                        889
Leisure Time - 0.5%
         Ambassadors Group Inc.                                        1                23
         Ambassadors International Inc.                                -                6
         Arctic Cat Inc.                                               1                41
         Bally Total Fitness Holding Corp. (b) (l)                     4                19
         Callaway Golf Co.                                             7                82
         Escalade Inc.                                                 1                19
         K2 Inc. (b)                                                   3                54
         Marine Products Corp.                                         1                17
         Multimedia Games Inc. (b) (l)                                 3                73
         Nautilus Group Inc. (l)                                       3                61
         Navigant International Inc. (b) (l)                           2                30
         Orbitz Inc. - Class A (b)                                     1                28
         Pegasus Solutions Inc. (b)                                    3                37
         WMS Industries Inc. (b) (l)                                   2                63
                                                                                        553
Lodging - 0.5%
         Ameristar Casinos Inc.                                        1                40
         Aztar Corp. (b)                                               4                110
         Boca Resorts Inc. - Class A (b)                               2                47
         Boyd Gaming Corp.                                             4                102
         La Quinta Corp. (b)                                           21               173
         Marcus Corp.                                                  2                41
         MTR Gaming Group Inc. (b)                                     2                27
         Prime Hospitality Corp. (b)                                   5                49
                                                                                        589
Machinery - 1.8%
         Alamo Group Inc.                                              1                13
         Albany International Corp.                                    3                102
         Applied Industrial Technologies Inc.                          2                56
         Astec Industries Inc. (b)                                     2                30
         Cascade Corp.                                                 1                36
         Cognex Corp.                                                  5                176
         Flowserve Corp. (b)                                           6                154
         Gardner Denver Inc. (b)                                       2                67
         Gerber Scientific Inc. (b)                                    2                14
         Global Power Equipment Group Inc. (b)                         4                29
         Gorman-Rupp Co.                                               1                24
         IDEX Corp. (l)                                                6                195
         JLG Industries Inc.                                           5                65
         Joy Global Inc.                                               6                174
         Kadant Inc. (b)                                               2                36
         Lindsay Manufacturing Co.                                     1                33
         Manitowoc Co.                                                 3                99
         Middleby Corp.                                                1                27
         NACCO Industries Inc. - Class A                               1                51
         Nordson Corp.                                                 3                125
         Presstek Inc. (b)                                             3                30
         Robbins & Myers Inc.                                          1                30
         Sauer-Danfoss Inc.                                            1                22
         Stewart & Stevenson Services Inc.                             3                57
         Tecumseh Products Co.                                         2                81
         Tennant Co.                                                   1                33
         Terex Corp. (b)                                               6                190
         Thomas Industries Inc.                                        2                53
         UNOVA Inc. (b)                                                5                104
         Wabtec Corp.                                                  5                82
                                                                                        2,188
Manufacturing - 1.5%
         Actuant Corp. - Class A (b)                                   3                107
         Acuity Brands Inc.                                            5                130
         Ameron International Corp.                                    1                32
         AO Smith Corp.                                                2                63
         Applied Films Corp. (b)                                       2                48
         Aptargroup Inc.                                               4                183
         Barnes Group Inc.                                             2                50
         Blount International Inc. (b)                                 1                9
         Ceradyne Inc. (b)                                             2                65
         Clarcor Inc.                                                  3                134
         Concord Camera Corp. (b)                                      3                9
         Cuno Inc. (b)                                                 2                96
         EnPro Industries Inc. (b)                                     2                57
         ESCO Technologies Inc. (b)                                    1                77
         Federal Signal Corp.                                          6                103
         Flanders Corp. (b)                                            1                12
         Griffon Corp. (b)                                             3                59
         Hexcel Corp. (b)                                              2                28
         Jacuzzi Brands Inc. (b)                                       8                66
         Lancaster Colony Corp.                                        -                12
         Lydall Inc. (b)                                               2                17
         Matthews International Corp. - Class A                        4                120
         Myers Industries Inc.                                         2                34
         Quixote Corp.                                                 1                17
         Raven Industries Inc.                                         1                28
         Standex International Corp.                                   1                38
         Sturm Ruger & Co. Inc.                                        2                29
         Tredegar Corp.                                                3                48
         Trinity Industries Inc. (l)                                   4                125
                                                                                        1,796
Media - 1.5%
         4Kids Entertainment Inc. (b)                                  2                39
         Acme Communications Inc. (b)                                  1                8
         Beasley Broadcasting Group Inc. - Class A (b)                 -                7
         Charter Communications Inc. (b) (l)                           30               119
         Courier Corp.                                                 1                29
         Crown Media Holdings Inc. (b)                                 1                13
         Cumulus Media Inc. - Class A (b)                              5                91
         Emmis Communications Corp. (b) (l)                            5                113
         Entravision Communications Corp. (b)                          5                39
         Fisher Communications Inc. (b)                                1                40
         Gray Television Inc.                                          5                68
         Hollinger International Inc.                                  6                106
         Information Holdings Inc. (b)                                 1                35
         Insight Communications Co. Inc. (b)                           5                50
         Journal Communications Inc. Class A                           2                40
         Journal Register Co. (b)                                      5                97
         Liberty Corp.                                                 2                79
         Lin TV Corp. - Class A (b)                                    3                62
         Lodgenet Entertainment Corp. (b)                              1                22
         Martha Stewart Living Omnimedia Inc. (b) (l)                  2                14
         Mediacom Communications Corp. (b)                             6                48
         Paxson Communications Corp. (b)                               4                13
         Pegasus Communications Corp. (b) (l)                          -                10
         Playboy Enterprises Inc. - Class B (b)                        2                26
         PRIMEDIA Inc. (b)                                             14               40
         Pulitzer Inc.                                                 1                42
         Reader's Digest Association Inc. - Class A                    11               179
         Regent Communications Inc. (b)                                4                28
         Saga Communications Inc. (b)                                  2                34
         Salem Communications Corp. - Class A (b)                      1                29
         Scholastic Corp. (b)                                          3                102
         Sinclair Broadcast Group Inc. - Class A                       5                54
         Spanish Broadcasting System Inc. (b)                          4                40
         Thomas Nelson Inc.                                            1                22
         Value Line Inc.                                               -                7
         World Wrestling Entertainment Inc.                            1                17
         Young Broadcasting Inc. (b)                                   2                25
                                                                                        1,787
Metal Fabrication & Hardware - 0.5%
         Ampco Pittsburgh Corp.                                        1                9
         CIRCOR International Inc.                                     2                37
         Commercial Metals Co.                                         3                103
         Intermet Corp.                                                1                6
         Kaydon Corp.                                                  3                96
         Lawson Products Inc.                                          1                23
         Metals USA Inc. (b)                                           2                38
         Mueller Industries Inc.                                       4                143
         NN Inc.                                                       1                15
         NS Group Inc. (b)                                             2                35
         Penn Engineering & Manufacturing Corp.                        1                28
         Quanex Corp.                                                  2                86
         Valmont Industries Inc.                                       2                35
                                                                                        654
Mining - 0.5%
         Amcol International Corp.                                     2                44
         Brush Engineered Materials Inc. (b)                           2                37
         Century Aluminum Co. (b)                                      2                48
         Coeur D'alene Mines Corp. (b) (l)                             23               94
         Compass Minerals International Inc.                           2                31
         Hecla Mining Co. (b)                                          13               73
         Liquidmetal Technologies Inc. (b) (l)                         1                1
         Royal Gold Inc. (l)                                           2                25
         RTI International Metals Inc. (b)                             2                34
         Stillwater Mining Co. (b)                                     4                66
         Titanium Metals Corp. (b)                                     -                19
         USEC Inc. (l)                                                 9                80
         Westmoreland Coal Co. (b)                                     1                15
                                                                                        567
Office & Business Equipment - 0.1%
         General Binding Corp. (b)                                     1                11
         Global Imaging Systems Inc. (b)                               2                88
         Imagistics International Inc. (b)                             2                66
                                                                                        165
Office Furnishings - 0.0%
         Compx International Inc. (b)                                  -                6
         Interface Inc. (b)                                            5                47
         Virco Manufacturing Corp. (b)                                 1                4
                                                                                        57
Oil & Gas Producers - 2.8%
         Atlas America Inc. (b)                                        -                6
         Atwood Oceanics Inc. (b)                                      1                50
         Berry Petroleum Co. - Class A                                 2                57
         Brigham Exploration Co. (b)                                   1                6
         Cabot Oil & Gas Corp.                                         4                159
         Callon Petroleum Co. (b)                                      1                16
         Cheniere Energy Inc. (b) (l)                                  2                39
         Cimarex Energy Co. (b)                                        5                142
         Clayton Williams Energy Inc. (b) (l)                          -                10
         Comstock Resources Inc. (b)                                   4                77
         Crosstex Energy Inc.                                          -                12
         Delta Petroleum Corp. (b)                                     2                23
         Denbury Resources Inc. (b)                                    6                130
         Edge Petroleum Corp. (b)                                      1                24
         Encore Acquisition Co. (b)                                    2                68
         Energy Partners Ltd. (b)                                      3                43
         Forest Oil Corp. (b)                                          5                141
         Frontier Oil Corp.                                            3                61
         FX Energy Inc. (b) (l)                                        3                25
         Giant Industries Inc. (b)                                     1                24
         Grey Wolf Inc. (b)                                            20               86
         Harvest Natural Resources Inc. (b)                            4                58
         Helmerich & Payne Inc.                                        6                149
         Holly Corp.                                                   1                47
         Houston Exploration Co. (b)                                   2                85
         KCS Energy Inc. (b)                                           6                75
         Magnum Hunter Resources Inc. (b)                              7                78
         McMoRan Exploration Co. (b) (l)                               2                24
         Meridian Resource Corp. (b)                                   6                41
         Mission Resources Corp. (b)                                   4                25
         Parker Drilling Co. (b)                                       11               41
         Penn Virginia Corp.                                           2                71
         Petroleum Development Corp. (b)                               2                53
         Plains Exploration & Production Co. (b)                       9                160
         Prima Energy Corp. (b)                                        1                42
         Quicksilver Resources Inc. (b)                                2                111
         Range Resources Corp.                                         6                92
         Remington Oil & Gas Corp. (b)                                 3                61
         Southwestern Energy Co. (b)                                   4                118
         Spinnaker Exploration Co. (b)                                 3                114
         St. Mary Land & Exploration Co.                               3                117
         Stone Energy Corp. (b)                                        2                114
         Swift Energy Co. (b)                                          3                69
         Tesoro Petroleum Corp. (b)                                    7                205
         Todco  - Class A (b)                                          1                20
         Unit Corp. (b)                                                4                127
         Vintage Petroleum Inc.                                        6                98
         Whiting Petroleum Corp. (b)                                   2                53
                                                                                        3,447
Oil & Gas Services - 1.3%
         CAL Dive International Inc. (b)                               4                128
         CARBO Ceramics Inc.                                           1                99
         Dril-Quip Inc. (b)                                            1                11
         Global Industries Ltd. (b)                                    10               55
         Gulf Island Fabrication Inc.                                  1                18
         Hanover Compressor Co. (b)                                    8                99
         Horizon Offshore Inc. (b)                                     2                2
         Hornbeck Offshore Services Inc. (b)                           1                8
         Hydril Co. (b)                                                2                55
         Input/Output Inc. (b) (l)                                     5                41
         Key Energy Services Inc. (b)                                  15               141
         Lone Star Technologies Inc. (b)                               3                89
         Lufkin Industries Inc.                                        1                27
         Matrix Service Co. (b)                                        2                17
         Maverick Tube Corp. (b)                                       5                126
         Newpark Resources Inc. (b)                                    10               59
         Oceaneering International Inc. (b)                            3                98
         Oil States International Inc. (b)                             3                52
         RPC Inc.                                                      1                21
         Seacor Smit Inc. (b)                                          2                92
         Superior Energy Services Inc. (b)                             6                59
         Tetra Technologies Inc. (b)                                   3                68
         Universal Compression Holdings Inc. (b)                       2                61
         Veritas DGC Inc. (b)                                          4                87
         W-H Energy Services Inc. (b)                                  3                54
                                                                                        1,567
Packaging & Containers - 0.4%
         Chesapeake Corp.                                              2                59
         Crown Holdings Inc. (b)                                       20               198
         Graphic Packaging Corp. (b)                                   8                66
         Greif Inc. - Class A                                          2                65
         Silgan Holdings Inc.                                          1                53
                                                                                        441
Pharmaceuticals - 3.7%
         aaiPharma Inc. (b) (l)                                        2                9
         Abgenix Inc. (b)                                              9                103
         Able Laboratories Inc. (b)                                    2                42
         Accelrys Inc. (b)                                             3                27
         Adolor Corp. (b)                                              5                58
         Alkermes Inc. (b)                                             10               138
         Alpharma Inc.                                                 4                87
         Alteon Inc. (b) (l)                                           2                2
         Antigenics Inc. (b) (l)                                       2                21
         Array Biopharma Inc. (b)                                      3                20
         Atherogenics Inc. (b)                                         4                77
         Atrix Labs Inc. (b)                                           2                81
         AVI BioPharma Inc. (b) (l)                                    3                6
         Bentley Pharmaceuticals Inc. (b)                              2                24
         Bioenvision Inc. (b)                                          2                18
         BioMarin Pharmaceuticals Inc. (b)                             8                47
         Biopure Corp. (b) (l)                                         2                2
         Bone Care International Inc. (b)                              2                43
         Bradley Pharmaceuticals Inc. (b) (l)                          1                42
         Caraco Pharmaceutical Laboratories Inc. (b)                   1                10
         Cell Therapeutics Inc. (b) (l)                                6                43
         Cima Labs Inc. (b)                                            2                54
         Collagenex Pharmaceuticals Inc. (b)                           1                11
         Connetics Corp. (b)                                           3                68
         Corcept Therapeutics Inc. (b)                                 1                5
         Corixa Corp. (b) (l)                                          7                31
         Cubist Pharmaceuticals Inc. (b)                               5                53
         Curative Health Services Inc. (b)                             1                11
         CV Therapeutics Inc. (b) (l)                                  3                57
         Cypress Bioscience Inc. (b)                                   3                43
         D&K Healthcare Resources Inc.                                 1                17
         Dendreon Corp. (b)                                            7                81
         Depomed Inc. (b) (l)                                          2                11
         Discovery Laboratories Inc. (b)                               5                47
         Dov Pharmaceutical Inc. (b)                                   2                23
         Durect Corp. (b) (l)                                          3                12
         Dusa Pharmaceuticals Inc. (b) (l)                             2                15
         Dyax Corp. (b)                                                3                33
         Dynavax Technologies Corp. (b)                                1                5
         First Horizon Pharmaceutical Corp. (b)                        3                58
         Genta Inc. (b)                                                5                14
         Guilford Pharmaceuticals Inc. (b) (l)                         4                20
         HealthExtras Inc. (b)                                         2                36
         Hi-Tech Pharmacal Co. Inc. (b)                                1                10
         Hollis-Eden Pharmaceuticals Inc. (b) (l)                      2                20
         I-Flow Corp. (b)                                              2                22
         Ilex Oncology Inc. (b)                                        5                115
         Impax Laboratories Inc. (b)                                   6                106
         Indevus Pharmaceuticals Inc. (b)                              5                29
         Inkine Pharmaceutical Co. (b)                                 5                20
         Inspire Pharmaceuticals Inc. (b)                              3                58
         Isis Pharmaceuticals Inc. (b)                                 6                32
         Isolagen Inc. (b)                                             2                25
         Ista Pharmaceuticals Inc. (b)                                 1                8
         Kos Pharmaceuticals Inc. (b)                                  1                43
         KV Pharmaceutical Co. - Class A (b)                           4                90
         La Jolla Pharmaceutical Co. (b)                               6                15
         Lannett Co. Inc. (b) (l)                                      1                10
         Ligand Pharmaceuticals Inc. - Class B (b) (l)                 8                145
         Mannatech Inc. (l)                                            2                14
         Medarex Inc. (b) (l)                                          9                65
         Medicines Co. (b) (l)                                         5                166
         MIM Corp. (b)                                                 3                22
         Nabi Biopharmaceuticals (b)                                   6                89
         Nature's Sunshine Products Inc.                               1                16
         NeighborCare Inc. (b)                                         4                133
         Neopharm Inc. (b)                                             2                18
         Neurogen Corp. (b)                                            -                3
         NitroMed Inc. (b)                                             1                6
         Noven Pharmaceuticals Inc. (b)                                2                55
         NPS Pharmaceuticals Inc. (b) (l)                              4                88
         Nutraceutical International Corp. (b)                         -                4
         Nuvelo Inc. (b)                                               3                28
         Omega Protein Corp. (b)                                       1                11
         Onyx Pharmaceuticals Inc. (b)                                 4                166
         Pain Therapeutics Inc. (b)                                    3                21
         Par Pharmaceutical Cos. Inc. (b)                              4                137
         Penwest Pharmaceuticals Co. (b)                               2                24
         Perrigo Co.                                                   7                135
         PetMed Express Inc. (b) (l)                                   1                8
         Pharmacyclics Inc. (b)                                        2                21
         Pharmion Corp. (b)                                            1                64
         Pharmos Corp. (b)                                             9                38
         Pozen Inc. (b)                                                3                17
         Priority Healthcare Corp. (b) (l)                             3                72
         Progenics Pharmaceuticals Inc. (b)                            1                21
         Rigel Pharmaceuticals Inc. (b)                                1                16
         Salix Pharmaceuticals Ltd. (b)                                3                87
         Santarus Inc. (b) (l)                                         1                10
         Sciclone Pharmaceuticals Inc. (b)                             5                25
         Star Scientific Inc. (b) (l)                                  3                12
         Tanox Inc. (b)                                                3                55
         Theragenics Corp. (b)                                         3                16
         Trimeris Inc. (b) (l)                                         2                27
         United Therapeutics Corp. (b)                                 2                54
         Usana Health Sciences Inc. (b) (l)                            1                38
         Valeant Pharmaceuticals International (l)                     10               190
         Vaxgen Inc. (b)                                               3                35
         Vicuron Pharmaceuticals Inc. (b)                              5                64
         Vion Pharmaceuticals Inc. (b) (l)                             6                25
         Virbac Corp. (b)                                              1                2
         Vivus Inc. (b)                                                4                16
         Zymogenetics Inc. (b)                                         2                32
                                                                                        4,499
Pipelines - 0.0%
         Plains Resources Inc. (b)                                     3                48
         Transmontaigne Inc. (b)                                       2                11
                                                                                        59
Real Estate - 6.1%
         Acadia Realty Trust                                           3                36
         Affordable Residential Communities                            3                42
         Alexander's Inc. (b)                                          -                35
         Alexandria Real Estate Equities Inc.                          2                125
         American Financial Realty Trust                               12               176
         American Home Mortgage Investment Corp.                       4                99
         American Land Lease Inc.                                      1                12
         American Mortgage Acceptance Co.                              1                13
         AMLI Residential Properties                                   3                86
         Anthracite Capital Inc.                                       5                66
         Anworth Mortgage Asset Corp.                                  5                58
         Arbor Realty Trust Inc.                                       1                14
         Ashford Hospitality Trust Inc.                                2                18
         Associated Estates Realty                                     2                16
         Avatar Holdings Inc. (b) (l)                                  1                26
         Bedford Property Investors                                    2                48
         Boykin Lodging Co. (b)                                        2                15
         Brandywine Realty Trust                                       5                125
         BRT Realty Trust                                              -                8
         Capital Automotive REIT                                       3                100
         Capital Lease Funding Inc. (b)                                2                25
         Capital Trust Inc. - Class A                                  1                16
         Capstead Mortgage Corp. (l)                                   2                23
         CarrAmerica Realty Corp.                                      6                187
         Cedar Shopping Centers Inc.                                   2                21
         Colonial Properties Trust                                     2                83
         Commercial Net Lease Realty                                   6                102
         Consolidated-Tomoka Land Co.                                  1                25
         Cornerstone Realty Income Trust Inc.                          6                48
         Corporate Office Properties Trust                             4                91
         Correctional Properties Trust                                 1                38
         Cousins Properties Inc.                                       4                135
         CRIIMI MAE Inc. (b)                                           1                17
         Eastgroup Properties Inc.                                     2                81
         Entertainment Properties Trust                                3                92
         Equity Inns Inc.                                              5                51
         Equity One Inc.                                               4                70
         Essex Property Trust Inc.                                     3                174
         FelCor Lodging Trust Inc. (b)                                 5                65
         First Industrial Realty Trust Inc.                            5                186
         Gables Residential Trust                                      3                114
         Getty Realty Corp.                                            2                49
         Glenborough Realty Trust Inc.                                 3                55
         Glimcher Realty Trust                                         4                89
         Government Properties Trust Inc.                              2                22
         Healthcare Realty Trust Inc.                                  5                184
         Heritage Property Investment Trust                            3                85
         Highland Hospitality Corp. (b)                                4                37
         Highwoods Properties Inc.                                     6                144
         Home Properties of NY Inc.                                    4                145
         IMPAC Mortgage Holdings Inc.                                  7                159
         Innkeepers USA Trust                                          4                39
         Investors Real Estate Trust                                   5                53
         Jones Lang LaSalle Inc. (b)                                   4                99
         Keystone Property Trust                                       3                76
         Kilroy Realty Corp.                                           3                112
         Koger Equity Inc. (b)                                         3                68
         Kramont Realty Trust                                          3                42
         LaSalle Hotel Properties                                      3                76
         Lexington Corporate Properties Trust                          5                104
         LNR Property Corp.                                            2                109
         LTC Properties Inc.                                           2                31
         Luminent Mortgage Capital Inc.                                4                52
         Maguire Properties Inc.                                       4                97
         Manufactured Home Communities Inc.                            2                72
         Meristar Hospitality Corp. (b)                                10               67
         MFA Mortgage Investments Inc.                                 8                73
         Mid-America Apartment Communities Inc.                        2                77
         Mission West Properties                                       2                23
         National Health Investors Inc.                                3                80
         National Health Realty Inc. (l)                               1                12
         Nationwide Health Properties Inc.                             8                143
         Newcastle Investment Corp.                                    4                114
         Novastar Financial Inc. (l)                                   3                106
         Omega Healthcare Investors Inc.                               5                50
         Origen Financial Inc. (b) (l)                                 1                7
         Parkway Properties Inc.                                       1                53
         Pennsylvania Real Estate Investment Trust                     3                117
         Post Properties Inc.                                          5                132
         Prentiss Properties Trust                                     5                170
         Price Legacy Corp.                                            3                46
         PS Business Parks Inc.                                        2                73
         RAIT Investment Trust                                         3                66
         Ramco-Gershenson Properties Trust                             2                37
         Reading International Inc. (b)                                1                12
         Realty Income Corp. (l)                                       5                188
         Redwood Trust Inc. (l)                                        2                96
         Saul Centers Inc.                                             1                38
         Senior Housing Properties Trust                               6                101
         Sizeler Property Investors Inc.                               1                12
         Sovran Self Storage Inc.                                      2                62
         Summit Properties Inc.                                        3                83
         Sun Communities Inc.                                          2                65
         Tanger Factory Outlet Centers Inc.                            1                56
         Tarragon Realty Investors Inc. (b)                            1                13
         Taubman Centers Inc.                                          6                130
         Town & Country Trust (l)                                      2                48
         Trammell Crow Co. (b)                                         4                54
         United Capital Corp. (b)                                      -                4
         United Mobile Homes Inc. (l)                                  1                7
         Universal Health Realty Income Trust                          1                36
         Urstadt Biddle Properties Inc. - Class A                      2                35
         US Restaurants Properties Inc.                                3                43
         Washington Real Estate Investment Trust                       5                137
         Winston Hotels Inc.                                           3                28
                                                                                        7,455
Retail - 5.6%
         99 Cents Only Stores (b)                                      6                87
         AC Moore Arts & Crafts Inc. (b)                               2                45
         Aeropostale Inc. (b)                                          6                168
         America's Car Mart Inc. (b)                                   1                17
         Asbury Automotive Group Inc. (b)                              1                21
         Bebe Stores Inc. (b)                                          1                16
         Big 5 Sporting Goods Corp. (b)                                2                58
         Blair Corp.                                                   1                25
         Bob Evans Farms Inc.                                          4                109
         Bombay Co. Inc. (b)                                           4                27
         Brookstone Inc. (b)                                           2                43
         Brown Shoe Co. Inc.                                           2                80
         Buckle Inc.                                                   1                27
         Buffalo Wild Wings Inc. (b)                                   1                17
         Burlington Coat Factory Warehouse Corp.                       2                38
         Cache Inc. (b)                                                1                14
         California Pizza Kitchen Inc. (b)                             2                39
         Casey's General Stores Inc.                                   5                100
         Cash America International Inc.                               3                71
         Casual Male Retail Group Inc. (b) (l)                         3                25
         Cato Corp. - Class A                                          2                48
         CBRL Group Inc.                                               6                173
         CEC Entertainment Inc. (b)                                    4                124
         Charlotte Russe Holding Inc. (b)                              1                28
         Charming Shoppes Inc. (b)                                     13               117
         Chicago Pizza & Brewery Inc. (b)                              1                20
         Children's Place Retail Stores Inc. (b)                       2                47
         Christopher & Banks Corp.                                     4                72
         CKE Restaurants Inc. (b)                                      6                77
         Coldwater Creek Inc. (b)                                      2                41
         Cole National Corp. (b)                                       2                35
         Conn's Inc. (b)                                               1                11
         Cosi Inc. (b) (l)                                             2                13
         Cost Plus Inc. (b)                                            2                77
         CSK Auto Corp. (b)                                            5                91
         Dave & Buster's Inc. (b)                                      1                23
         DEB Shops Inc.                                                1                14
         Dick's Sporting Goods Inc. (b)                                3                110
         Dress Barn Inc. (b)                                           2                40
         Duane Reade Inc. (b)                                          3                44
         Electronics Boutique Holdings Corp. (b)                       1                33
         Factory 2-U Stores Inc. (b) (l)                               -                -
         Finish Line - Class A (b)                                     2                65
         Finlay Enterprises Inc. (b)                                   1                18
         First Cash Financial Services Inc. (b)                        1                26
         Footstar Inc. (b) (l)                                         2                10
         Fred's Inc.                                                   4                94
         Galyan's Trading Co. Inc. (b) (l)                             1                13
         GameStop Corp. (b)                                            2                25
         Gander Mountain Co. (b)                                       1                14
         Genesco Inc. (b)                                              3                62
         Goody's Family Clothing Inc.                                  2                21
         Group 1 Automotive Inc. (b)                                   2                74
         Guitar Center Inc. (b)                                        3                117
         Hancock Fabrics Inc.                                          2                29
         Haverty Furniture Cos. Inc.                                   2                35
         Hibbett Sporting Goods Inc. (b)                               3                70
         Hollywood Entertainment Corp. (b)                             6                76
         HOT Topic Inc. (b) (l)                                        6                113
         IHOP Corp.                                                    2                84
         Insight Enterprises Inc. (b)                                  6                98
         J. Jill Group Inc. (b)                                        2                47
         Jack in the Box Inc. (b)                                      4                122
         Jo-Ann Stores Inc. (b)                                        2                64
         Jos. A. Banks Clothiers Inc. (b) (l)                          1                31
         Kenneth Cole Productions Inc.                                 1                29
         Kirkland's Inc. (b)                                           1                14
         Krispy Kreme Doughnuts Inc. (b) (l)                           6                118
         Landry's Restaurants Inc.                                     2                71
         Linens `N Things Inc. (b)                                     5                149
         Lithia Motors Inc. - Class A                                  2                40
         Lone Star Steakhouse & Saloon Inc.                            2                52
         Longs Drug Stores Corp.                                       3                77
         MarineMax Inc. (b)                                            1                36
         Men's Wearhouse Inc. (b)                                      4                96
         Mothers Work Inc. (b)                                         -                7
         Movado Group Inc.                                             2                31
         Movie Gallery Inc.                                            3                58
         Nu Skin Enterprises Inc.                                      6                150
         O'Charleys Inc. (b)                                           2                40
         Panera Bread Co. - Class A (b) (l)                            3                112
         Pantry Inc. (b)                                               1                27
         Papa John's International Inc. (b)                            1                38
         Party City Corp. (b)                                          1                16
         Payless Shoesource Inc. (b)                                   7                111
         PC Connection Inc. (b)                                        1                7
         PC Mall Inc. (b)                                              1                15
         PEP Boys-Manny Moe & Jack                                     7                168
         PF Chang's China Bistro Inc. (b) (l)                          3                114
         Rare Hospitality International Inc. (b)                       4                95
         Red Robin Gourmet Burgers Inc. (b)                            1                37
         Restoration Hardware Inc. (b)                                 3                19
         Retail Ventures Inc. (b)                                      1                11
         Rex Stores Corp. (b)                                          1                9
         Rush Enterprises Inc. (b)                                     1                8
         Ryan's Restaurant Group Inc. (b)                              5                72
         School Specialty Inc. (b)                                     2                80
         Select Comfort Corp. (b)                                      4                117
         Sharper Image Corp. (b)                                       1                44
         Shoe Carnival Inc. (b)                                        1                12
         ShopKo Stores Inc. (b)                                        3                47
         Smart & Final Inc. (b)                                        1                17
         Sonic Automotive Inc.                                         3                66
         Sonic Corp. (b)                                               7                153
         Stage Stores Inc. (b)                                         2                82
         Steak N Shake Co. (b)                                         3                50
         Stein Mart Inc. (b)                                           3                47
         Systemax Inc. (b)                                             1                6
         TBC Corp. (b)                                                 2                55
         The Bon-Ton Stores Inc.                                       1                7
         The Sports Authority Inc. (b)                                 2                88
         Too Inc. (b)                                                  4                62
         Tractor Supply Co. (b)                                        4                148
         Trans World Entertainment Corp. (b)                           3                25
         Triarc Cos.                                                   4                40
         Tuesday Morning Corp. (b)                                     3                81
         Tweeter Home Entertainment Group Inc. (b)                     2                12
         Ultimate Electronics Inc. (b) (l)                             1                7
         United Auto Group Inc.                                        2                66
         West Marine Inc. (b)                                          2                42
         Wet Seal Inc. (b) (l)                                         3                13
         Whitehall Jewelers Inc. (b)                                   1                9
         Wilsons The Leather Experts Inc. (b)                          1                5
         World Fuel Services Corp.                                     1                58
         Zale Corp. (b)                                                6                163
                                                                                        7,002
Savings & Loans - 2.3%
         Anchor Bancorp. Inc.                                          2                62
         Bank Mutual Corp.                                             5                57
         BankAtlantic Bancorp. Inc.                                    5                86
         BankUnited Financial Corp. - Class A (b)                      3                75
         Berkshire Hills Bancorp. Inc.                                 1                22
         BostonFed Bancorp. Inc.                                       -                6
         Brookline Bancorp. Inc.                                       7                99
         Camco Financial Corp.                                         1                12
         CFS Bancorp. Inc.                                             1                19
         Charter Financial Corp.                                       1                19
         Citizens First Bancorp. Inc.                                  1                23
         Citizens South Banking Corp.                                  1                15
         Commercial Capital Bancorp. Inc. (b)                          4                68
         Commercial Federal Corp.                                      5                127
         Dime Community Bancshares Inc.                                4                65
         Downey Financial Corp.                                        2                117
         ESB Financial Corp. (l)                                       1                11
         EverTrust Financial Group Inc.                                1                18
         FFLC Bancorp. Inc.                                            -                8
         Fidelity Bankshares Inc.                                      2                54
         First Defiance Financial Corp.                                1                12
         First Federal Capital Corp.                                   2                67
         First Financial Holdings Inc.                                 2                43
         First Niagara Financial Group Inc.                            9                109
         First Place Financial Corp.                                   2                28
         First Sentinel Bancorp. Inc.                                  3                57
         FirstFed Financial Corp. (b)                                  2                76
         Flag Financial Corp. (l)                                      1                10
         Flagstar Bancorp. Inc. (l)                                    4                71
         Flushing Financial Corp.                                      2                36
         FMS Financial Corp.                                           -                5
         Franklin Bank Corp. (b)                                       -                5
         Harbor Florida Bancshares Inc.                                3                75
         Heritage Financial Corp.                                      1                11
         Horizon Financial Corp.                                       1                27
         Hudson River Bancorp.                                         4                63
         Itla Capital Corp. (b)                                        1                23
         KNBT Bancorp. Inc.                                            1                11
         MAF Bancorp. Inc.                                             3                137
         MASSBANK Corp.                                                -                13
         MutualFirst Financial Inc.                                    1                13
         NASB Financial Inc.                                           -                12
         Northwest Bancorp. Inc.                                       1                30
         OceanFirst Financial Corp.                                    1                21
         Ocwen Financial Corp. (b)                                     5                55
         Oneida Financial Corp. (l)                                    1                5
         Parkvale Financial Corp. (l)                                  1                15
         Partners Trust Financial Group Inc.                           1                15
         Pennfed Financial Services Inc.                               -                16
         PFF Bancorp. Inc.                                             1                54
         Provident Bancorp. Inc.                                       2                25
         Provident Financial Holdings Inc.                             1                15
         Provident Financial Services Inc.                             6                107
         Quaker City Bancorp. Inc.                                     1                39
         Seacoast Financial Services Corp.                             4                129
         Sound Federal Bancorp. Inc.                                   1                19
         Sterling Financial Corp. (b)                                  3                84
         TierOne Corp.                                                 2                53
         United Community Financial Corp.                              3                44
         Warwick Community Bancorp. Inc.                               -                13
         Waypoint Financial Corp.                                      4                102
         Westfield Financial Inc.                                      1                12
         Willow Grove Bancorp. Inc.                                    1                16
         WSFS Financial Corp.                                          1                33
                                                                                        2,769
Semiconductors - 3.5%
         Actel Corp. (b)                                               3                55
         ADE Corp. (b)                                                 -                8
         Alliance Semiconductor Corp. (b)                              3                15
         AMIS Holdings Inc. (b)                                        4                61
         Artisan Components Inc. (b)                                   3                65
         Asyst Technologies Inc. (b)                                   6                59
         ATMI Inc. (b) (l)                                             4                97
         Axcelis Technologies Inc. (b)                                 11               141
         Brooks Automation Inc. (b)                                    5                97
         Ceva Inc. (b)                                                 2                14
         ChipPAC Inc. (b)                                              7                44
         Cirrus Logic Inc. (b)                                         10               58
         Cohu Inc.                                                     3                49
         Credence Systems Corp. (b) (l)                                11               151
         Diodes Inc. (b)                                               1                17
         DSP Group Inc. (b)                                            3                93
         Dupont Photomasks Inc. (b)                                    1                30
         Emulex Corp. (b)                                              9                134
         Entegris Inc. (b)                                             5                55
         ESS Technology (b)                                            4                41
         Exar Corp. (b)                                                4                65
         Formfactor Inc. (b)                                           3                72
         Genesis Microchip Inc. (b)                                    4                52
         Helix Technology Corp.                                        3                60
         Integrated Device Technology Inc. (b)                         12               165
         Integrated Silicon Solutions Inc. (b)                         4                52
         IXYS Corp. (b)                                                2                15
         Kopin Corp. (b)                                               9                44
         Kulicke & Soffa Industries Inc. (b) (l)                       6                61
         Lattice Semiconductor Corp. (b)                               12               85
         LTX Corp. (b)                                                 7                78
         Mattson Technology Inc. (b)                                   5                55
         Micrel Inc. (b)                                               7                90
         Microsemi Corp. (b)                                           6                91
         Mindspeed Technologies Inc. (b)                               12               59
         MIPS Technologies Inc. - Class A (b)                          1                5
         MKS Instruments Inc. (b)                                      4                81
         Monolithic System Technology Inc. (b)                         3                21
         Mykrolis Corp. (b)                                            4                78
         Omnivision Technologies Inc. (b) (l)                          6                101
         ON Semiconductor Corp. (b)                                    14               70
         Pericom Semiconductor Corp. (b)                               3                27
         Photronics Inc. (b)                                           4                68
         Pixelworks Inc. (b) (l)                                       5                72
         PLX Technology Inc. (b)                                       2                36
         Power Integrations Inc. (b) (l)                               3                80
         Richardson Electronics Ltd.                                   1                6
         Rudolph Technologies Inc. (b)                                 1                25
         Semitool Inc. (b)                                             2                20
         Sigmatel Inc. (b)                                             3                81
         Silicon Image Inc. (b)                                        8                106
         Siliconix Inc. (b)                                            1                33
         Sipex Corp. (b)                                               3                18
         Sirf Technology Holdings Inc. (b)                             1                16
         Skyworks Solutions Inc. (b)                                   17               148
         Staktek Holdings Inc. (b)                                     1                6
         Standard Microsystems Corp. (b)                               2                46
         Supertex Inc. (b)                                             1                19
         Tessera Technologies Inc. (b)                                 3                52
         Three-Five Systems Inc. (b)                                   2                12
         Transmeta Corp. (b)                                           15               33
         Tripath Technology Inc. (b)                                   4                12
         Triquint Semiconductor Inc. (b)                               15               81
         Ultratech Inc. (b)                                            2                39
         Varian Semiconductor Equipment Associates Inc. (b)            4                158
         Veeco Instruments Inc. (b)                                    3                77
         Virage Logic Corp. (b)                                        1                11
         Vitesse Semiconductor Corp. (b)                               25               120
         White Electronic Designs Corp. (b)                            2                12
         Xicor Inc. (b)                                                3                50
         Zoran Corp. (b)                                               5                92
                                                                                        4,240
Software - 3.4%
         Advent Software Inc. (b)                                      3                47
         Allscripts Healthcare Solutions Inc. (b)                      3                24
         Altiris Inc. (b)                                              2                62
         Ansys Inc. (b)                                                2                77
         Ascential Software Corp. (b)                                  6                102
         Aspen Technology Inc. (b)                                     5                33
         Authentidate Holding Corp. (b) (l)                            3                34
         Borland Software Corp. (b)                                    9                79
         Captaris Inc. (b)                                             3                22
         CCC Information Services Group (b)                            1                25
         Cerner Corp. (b) (l)                                          3                152
         Computer Programs & Systems Inc.                              1                18
         Concord Communications Inc. (b)                               2                22
         Concur Technologies Inc. (b)                                  3                31
         Concurrent Computer Corp. (b)                                 6                13
         Convera Corp. (b) (l)                                         1                3
         CSG Systems International Inc. (b)                            6                120
         Datastream Systems Inc. (b)                                   2                14
         Dendrite International Inc. (b)                               4                76
         Digi International Inc. (b)                                   2                25
         Eclipsys Corp. (b)                                            4                66
         eFunds Corp. (b)                                              5                96
         Embarcadero Technologies Inc. (b)                             2                29
         Epicor Software Corp. (b)                                     4                58
         EPIQ Systems Inc. (b) (l)                                     1                20
         FalconStor Software Inc. (b) (l)                              3                22
         FILENET Corp. (b)                                             4                138
         Group 1 Software Inc. (b)                                     1                33
         Hyperion Solutions Corp. (b)                                  5                210
         IDX Systems Corp. (b)                                         2                65
         IMPAC Medical Systems Inc. (b)                                1                9
         Informatica Corp. (b)                                         9                71
         infoUSA Inc. (b)                                              3                34
         Intelidata Technologies Corp. (b)                             1                1
         Intellisync Corp. (b) (l)                                     6                17
         InterCept Inc. (b)                                            2                33
         Inter-Tel Inc.                                                2                59
         JDA Software Group Inc. (b)                                   3                37
         Keane Inc. (b)                                                5                75
         Lawson Software Inc. (b)                                      6                46
         Mantech International Corp. - Class A (b)                     2                33
         Manugistics Group Inc. (b)                                    6                20
         MAPICS Inc. (b)                                               3                27
         Micromuse Inc. (b)                                            8                57
         MicroStrategy Inc. - Class A (b)                              1                55
         Midway Games Inc. (b) (l)                                     4                47
         Mobius Management Systems Inc. (b)                            1                5
         MRO Software Inc. (b)                                         2                30
         MSC.Software Corp. (b)                                        3                29
         NDCHealth Corp.                                               4                90
         NETIQ Corp. (b)                                               7                86
         Omnicell Inc. (b)                                             2                26
         Onyx Software Corp. (b)                                       -                2
         Open Solutions Inc. (b)                                       1                32
         Opnet Technologies Inc. (b)                                   1                16
         Packeteer Inc. (b)                                            4                58
         PalmSource Inc. (b)                                           2                30
         Parametric Technology Corp. (b)                               30               152
         PDF Solutions Inc. (b)                                        2                15
         Pegasystems Inc. (b)                                          1                9
         Per-Se Technologies Inc. (b)                                  2                36
         Pinnacle Systems Inc. (b)                                     7                53
         PLATO Learning Inc. (b)                                       2                24
         Progress Software Corp. (b)                                   4                77
         QAD Inc. (b)                                                  1                15
         Quality Systems Inc. (b)                                      -                19
         Quest Software Inc. (b)                                       5                70
         Renaissance Learning Inc. (l)                                 1                22
         Retek Inc. (b)                                                6                40
         Roxio Inc. (b) (l)                                            4                19
         ScanSoft Inc. (b)                                             10               50
         Schawk Inc.                                                   1                13
         Seachange International Inc. (b)                              3                48
         Serena Software Inc. (b)                                      2                45
         SPSS Inc. (b)                                                 2                30
         SS&C Technologies Inc.                                        1                26
         SYNNEX Corp. (b)                                              1                11
         Take-Two Interactive Software Inc. (b)                        5                151
         THQ Inc. (b)                                                  4                95
         Tradestation Group Inc. (b)                                   2                14
         Transaction Systems Architects Inc. (b)                       4                88
         Trident Microsystems Inc. (b)                                 2                22
         Ulticom Inc. (b)                                              1                16
         Ultimate Software Group Inc. (b)                              2                16
         Vastera Inc. (b)                                              4                11
         Verint Systems Inc. (b)                                       1                48
         VitalWorks Inc. (b)                                           5                17
         Wind River Systems Inc. (b)                                   8                91
         Witness Systems Inc. (b)                                      2                27
                                                                                        4,112
Storage/Warehousing - 0.0%
         Mobile Mini Inc. (b)                                          2                42

Telecommunications - 0.7%
         Alaska Communications Systems Group Inc. (b)                  1                6
         Arch Wireless Inc. - Class A (b)                              2                54
         Aspect Communications Corp. (b)                               4                63
         Cincinnati Bell Inc. (b)                                      28               123
         Commonwealth Telephone Enterprises Inc. (b)                   2                112
         CT Communications Inc.                                        2                31
         D&E Communications Inc.                                       1                19
         General Communication - Class A (b)                           5                44
         Golden Telecom Inc.                                           2                45
         Hickory Tech Corp.                                            1                12
         Hungarian Telephone & Cable (b)                               1                5
         Inet Technologies Inc. (b)                                    3                31
         Infonet Services Corp. (b)                                    7                11
         Intrado Inc. (b)                                              2                32
         Lightbridge Inc. (b)                                          3                18
         MASTEC Inc. (b)                                               2                12
         Metro One Telecommunications Inc. (b) (l)                     1                2
         Primus Telecommunications GP (b)                              8                42
         PTEK Holdings Inc. (b)                                        6                65
         Shenandoah Telecom Co.                                        1                21
         SureWest Communications                                       2                53
         Talk America Holdings Inc. (b) (l)                            3                26
         Time Warner Telecom Inc. (b)                                  6                25
         Warwick Valley Telephone Co.                                  1                16
                                                                                        868
Telecommunications Equipment - 1.7%
         Adaptec Inc. (b) (l)                                          12               100
         Aeroflex Inc. (b)                                             7                103
         Anaren Inc. (b)                                               2                38
         Anixter International Inc. (b)                                3                111
         Applied Signal Technology Inc.                                1                36
         Arris Group Inc. (b)                                          9                56
         Athero Communications Inc. (b)                                1                11
         Avanex Corp. (b) (l)                                          8                31
         Black Box Corp.                                               2                82
         Cable Design Technologies Corp. (b) (l)                       5                52
         C-COR.net Corp. (b)                                           5                47
         CommScope Inc. (b)                                            6                131
         Computer Network Technology Corp. (b)                         3                19
         Comtech Telecommunications (b)                                2                40
         Corvis Corp. (b) (l)                                          42               59
         Ditech Communications Corp. (b)                               3                72
         Enterasys Networks Inc. (b)                                   23               48
         Extreme Networks Inc. (b)                                     12               66
         Finisar Corp. (b) (l)                                         18               35
         Harmonic Inc. (b)                                             8                71
         Hypercom Corp. (b)                                            5                46
         Ixia (b)                                                      3                26
         KVH Industries Inc. (b)                                       2                22
         MRV Communications Inc. (b) (l)                               13               35
         Netgear Inc. (b)                                              2                25
         Network Equipment Technologies Inc. (b)                       3                21
         Newport Corp. (b)                                             4                68
         NMS Communications Corp. (b)                                  5                36
         North Pittsburgh Systems Inc.                                 2                35
         Oplink Communications Inc. (b)                                8                15
         Optical Communication Products Inc. (b)                       2                6
         Paradyne Networks Corp. (b)                                   4                23
         SafeNet Inc. (b)                                              3                74
         Sonus Networks Inc. (b)                                       25               117
         SR Telecom Inc. (b)                                           -                -
         Stratos Lightwave Inc. (b)                                    -                1
         Sycamore Networks Inc. (b)                                    20               85
         Symmetricom Inc. (b)                                          5                44
         Tekelec (b)                                                   5                98
         Terayon Communication Systems Inc. (b)                        7                17
         TippingPoint Technologies Inc. (b)                            -                8
         Tollgrade Communications Inc. (b)                             1                14
         Westell Technologies Inc. (b)                                 6                28
         WJ Communications Inc. (b)                                    3                12
         Zhone Technologies Inc. (b)                                   5                18
                                                                                        2,082
Textiles - 0.1%
         Angelica Corp.                                                1                28
         G&K Services Inc. - Class A                                   2                76
         Quaker Fabric Corp.                                           1                5
         Unifirst Corp.                                                1                29
                                                                                        138
Tobacco - 0.2%
         DIMON Inc.                                                    5                30
         Standard Commercial Corp.                                     1                20
         Universal Corp.                                               3                147
         Vector Group Ltd.                                             3                40
                                                                                        237
Toys & Hobbies - 0.2%
         Action Performance Cos. Inc.                                  2                29
         Boyds Collection Ltd. (b)                                     1                4
         Department 56 Inc. (b)                                        1                23
         Jakks Pacific Inc. (b)                                        3                62
         Leapfrog Enterprises Inc. (b) (l)                             3                64
         RC2 Corp. (b)                                                 2                59
         Topps Co. Inc.                                                4                37
                                                                                        278
Transportation - 2.0%
         Alexander & Baldwin Inc.                                      5                173
         Amerco Inc. (b)                                               1                24
         Arkansas Best Corp.                                           3                85
         Central Freight Lines Inc. (b)                                1                7
         Covenant Transport Inc. (b)                                   1                17
         EGL Inc. (b)                                                  4                109
         Florida East Coast Industries - Class A                       2                91
         Forward Air Corp. (b)                                         2                88
         GATX Corp.                                                    6                153
         Genesee & Wyoming Inc. - Class A (b)                          2                41
         Greenbrier Cos. Inc. (b)                                      1                10
         Gulfmark Offshore Inc. (b)                                    2                24
         Heartland Express Inc.                                        3                91
         Hub Group Inc. - Class A (b)                                  1                20
         Interpool Inc.                                                -                6
         Kansas City Southern (b) (l)                                  7                105
         Kirby Corp. (b)                                               2                95
         Knight Transportation Inc. (b)                                3                77
         Laidlaw International Inc. (b)                                12               153
         Landstar System Inc. (b)                                      3                176
         Maritrans Inc.                                                1                13
         Offshore Logistics Inc. (b)                                   2                64
         Old Dominion Freight Line Inc. (b)                            2                57
         Overnite Corp.                                                3                94
         Overseas Shipholding Group Inc.                               3                137
         Pacer International Inc. (b)                                  3                55
         PAM Transportation Services (b)                               1                14
         Petroleum Helicopters Inc. (b) (l)                            -                4
         RailAmerica Inc. (b)                                          4                55
         SCS Transportation Inc. (b)                                   2                46
         Seabulk International Inc. (b)                                1                11
         Swift Transportation Co. Inc. (b)                             6                102
         US Xpress Enterprises Inc. (b)                                1                9
         USF Corp.                                                     3                104
         Werner Enterprises Inc.                                       6                118
                                                                                        2,430
Venture Capital - 0.0%
         Circle Group Holdings Inc. (b) (l)                            2                11

Water - 0.2%
         American States Water Co.                                     2                41
         California Water Service Group                                2                48
         Connecticut Water Service Inc.                                1                24
         Middlesex Water Co.                                           1                25
         Pico Holdings Inc. (b)                                        1                16
         SJW Corp.                                                     1                24
         Southwest Water Co. (l)                                       2                26
                                                                                        204
Wireless Telecommunications - 0.8%
         Aether Systems Inc. (b)                                       4                15
         AirGate PCS Inc. (b)                                          1                24
         Airspan Networks Inc. (b)                                     3                18
         Alamosa Holdings Inc. (b) (l)                                 7                49
         Audiovox Corp. (b)                                            2                31
         Boston Communications Group Inc. (b)                          2                19
         Carrier Access Corp. (b)                                      2                25
         Centennial Communications Corp. (b)                           1                11
         Dobson Communications Corp. (b)                               12               38
         EMS Technologies Inc. (b)                                     1                24
         InterDigital Communications Corp. (b)                         6                121
         Metrocall Holdings Inc. (b)                                   1                40
         Novatel Wireless Inc. (b)                                     2                53
         Powerwave Technologies Inc. (b)                               7                54
         Price Communications Corp. (b)                                4                65
         Proxim Corp. - Class A (b) (l)                                5                6
         REMEC Inc. (b)                                                7                46
         RF Micro Devices Inc. (b) (l)                                 21               155
         SBA Communications Corp. (b)                                  4                20
         Spectralink Corp.                                             2                30
         Stratex Networks Inc. (b)                                     9                28
         Triton PCS Holdings Inc. (b) (l)                              4                18
         Ubiquitel Inc. (b)                                            8                32
         Viasat Inc. (b)                                               2                56
         Wireless Facilities Inc. (b)                                  5                54
                                                                                        1,032

         Total Common Stocks (cost $105,713)                                            116,655

Short Term Investments - 4.2%
Money Market Funds - 3.9%
         Dreyfus Cash Management Plus, 1.14% (a) (n)                   4,830            4,830
U.S. Treasury Bills - 0.2%
         U.S. Treasury Bill, 1.23%, 09/30/04 (m)                       $300             299
         Total Short Term Investments (cost $5,129)                                     5,129

Total Investments - 99.4% (cost $110,842)                                               121,784
Other Assets and Liabilities, Net - 0.6%                                                713
Total Net Assets - 100%                                                                 $122,497

JNL/OPPENHEIMER GLOBAL GROWTH FUND
Common Stocks - 95.0%
Advertising - 0.8%
         JC Decaux SA (b)                                              31               $668
         WPP Group Plc                                                 68               686
                                                                                        1,354
Aerospace & Defense - 3.1%
         Boeing Co.                                                    17               884
         Empresa Brasiliera de Aeronautica SA - ADR                    50               1,418
         Lockheed Martin Corp.                                         15               766
         Northrop Grumman Corp.                                        16               832
         Raytheon Co.                                                  36               1,291
                                                                                        5,191
Apparel - 0.3%
         Coach Inc. (b)                                                11               484

Auto Manufacturers - 1.0%
         Toyota Motor Corp.                                            41               1,665

Banks - 8.3%
         ABN Amro Holding NV                                           70               1,525
         Anglo Irish Bank Corp. Plc                                    46               728
         Australia & New Zealand Banking Group Ltd.                    50               631
         Bank One Corp.                                                58               2,958
         Commerce Bancorp. Inc. (l)                                    6                314
         ICICI Bank Ltd. - ADR                                         73               885
         Northern Trust Corp.                                          12               516
         Resona Holdings Inc. (b)                                      373              663
         Royal Bank of Scotland Group Plc                              84               2,409
         Societe Generale (l)                                          18               1,488
         Wachovia Corp.                                                37               1,654
                                                                                        13,771
Beverages - 1.5%
         Cia de Bebidas das Americas - ADR                             35               702
         Diageo Plc                                                    25               342
         Fomento Economico Mexicano SA de CV                           177              807
         Grupo Modelo SA                                               237              593
                                                                                        2,444
Biotechnology - 2.7%
         Affymetrix Inc. (b) (l)                                       26               838
         Amgen Inc. (b)                                                17               917
         Genentech Inc. (b) (l)                                        16               910
         Genzyme Corp. (b)                                             15               719
         Human Genome Sciences Inc. (b)                                18               214
         Millennium Pharmaceuticals Inc. (b)                           18               248
         Qiagen NV (b)                                                 52               613
                                                                                        4,459
Commercial Services - 0.4%
         Nektar Therapeutics Restricted (b)                            11               177
         Rentokil Initial Plc                                          180              472
                                                                                        649
Computers - 1.8%
         Cadence Design Systems Inc. (b) (l)                           114              1,662
         International Business Machines Corp.                         7                593
         Sun Microsystems Inc. (b)                                     179              777
                                                                                        3,032
Cosmetics & Personal Care - 1.1%
         Gillette Co.                                                  32               1,361
         Shiseido Co. Ltd.                                             43               542
                                                                                        1,903
Diversified Financial Services - 3.1%
         American Express Co.                                          26               1,326
         Charles Schwab Corp.                                          55               527
         Citigroup Inc.                                                13               581
         Credit Saison Co. Ltd.                                        29               878
         MBNA Corp.                                                    60               1,537
         MLP AG (l)                                                    22               327
                                                                                        5,176
Electrical Components & Equipment - 1.4%
         Samsung Electronics Co. Ltd.                                  4                1,565
         Sharp Corp.                                                   49               783
                                                                                        2,348
Electronics - 1.3%
         Applera Corp. - Applied Biosystems Group                      31               674
         Keyence Corp.                                                 3                677
         Murata Manufacturing Co. Ltd.                                 13               747
                                                                                        2,098
Engineering & Construction - 0.2%
         JGC Corp.                                                     27               260
         Leighton Holdings Ltd.                                        11               69
                                                                                        329
Entertainment - 0.4%
         International Game Technology                                 18               676

Food - 1.4%
         Cadbury Schweppes Plc                                         204              1,756
         Carrefour SA                                                  11               540
                                                                                        2,296
Gas - 0.5%
         Gail India Ltd.                                               15               57
         Hong Kong & China Gas Co. Ltd.                                473              780
                                                                                        837
Healthcare - 1.8%
         Cie Generale D'Optique Essilor International SA               11               719
         Quest Diagnostics Inc.                                        17               1,444
         Smith & Nephew Plc                                            83               889
                                                                                        3,052
Holding Companies - Diversified - 0.3%
         Hutchison Whampoa Ltd.                                        82               560

Household Products - 2.8%
         Hindustan Lever Ltd.                                          256              709
         Reckitt Benckiser Plc                                         124              3,511
         Societe BIC SA                                                8                363
                                                                                        4,583
Insurance - 4.2%
         ACE Ltd.                                                      31               1,291
         Aegon NV                                                      102              1,226
         Allianz AG                                                    14               1,481
         Berkshire Hathaway Inc. - Class B (b)                         -                1,330
         Everest Re Group Ltd.                                         8                635
         Manulife Financial Corp. (l)                                  23               930
                                                                                        6,893
Internet - 1.9%
         Amazon.Com Inc. (b)                                           18               952
         Symantec Corp. (b)                                            19               849
         Trend Micro Inc.                                              21               909
         Yahoo Japan Corp. (b)                                         -                438
                                                                                        3,148
Media - 7.5%
         Grupo Televisa SA - ADR                                       26               1,159
         Pearson Plc                                                   120              1,464
         Reed Elsevier Plc                                             88               858
         Singapore Press Holdings Ltd.                                 359              867
         Sirius Satellite Radio Inc. (b) (l)                           1,499            4,615
         Societe Television Francaise 1                                22               686
         Television Broadcasts Ltd.                                    285              1,221
         Wolters Kluwer NV                                             46               829
         ZEE Telefilms Ltd.                                            287              788
                                                                                        12,487
Office & Business Equipment - 0.4%
         Canon Inc. (l)                                                13               685

Oil & Gas Producers - 6.3%
         BP Plc - ADR                                                  25               1,340
         Burlington Resources Inc.                                     20               738
         ChevronTexaco Corp.                                           15               1,365
         EnCana Corp.                                                  22               937
         ENI-Ente Nazionale Idrocarburi SpA (l)                        34               671
         GlobalSantaFe Corp.                                           55               1,460
         Husky Energy Inc. (l)                                         76               1,458
         Oil & Natural Gas Corp. Ltd.                                  11               156
         Total Fina Elf SA                                             4                675
         Transocean Inc. (b)                                           56               1,618
                                                                                        10,418
Oil & Gas Services - 0.9%
         Technip-Coflexip SA                                           11               1,460

Pharmaceuticals - 9.2%
         AstraZeneca Plc                                               17               748
         Aventis SA (l)                                                11               805
         Chugai Pharmaceutical Co. Ltd.                                46               722
         Eli Lilly & Co.                                               10               692
         Express Scripts Inc. - Class A (b)                            10               800
         Gilead Sciences Inc. (b)                                      22               1,454
         Mylan Laboratories Inc.                                       27               549
         Novartis AG                                                   25               1,096
         Pfizer Inc.                                                   41               1,403
         Roche Holding AG Genusschein                                  19               1,901
         Sanofi-Synthelabo SA (l)                                      34               2,154
         Schering-Plough Corp.                                         49               902
         Shionogi & Co. Ltd.                                           75               1,289
         Teva Pharmaceutical Industries Ltd. - ADR                     11               740
                                                                                        15,255
Retail - 5.9%
         Boots Group Plc                                               63               789
         Circuit City Stores Inc. - Circuit City Group (l)             79               1,017
         Dixons Group Plc                                              556              1,668
         Gap Inc.                                                      33               795
         Hennes & Mauritz AB - Class B (l)                             121              3,121
         Panera Bread Co. - Class A (b) (l)                            8                276
         RadioShack Corp.                                              20               578
         Seven-Eleven Japan Co. Ltd.                                   19               620
         Starbucks Corp. (b)                                           21               896
                                                                                        9,760
Semiconductors - 3.0%
         Advanced Micro Devices Inc. (b) (l)                           119              1,894
         National Semiconductor Corp. (b)                              70               1,535
         Taiwan Semiconductor Manufacturing Co. Ltd. - ADR             182              1,513
                                                                                        4,942
Shipbuilding - 0.3%
         Hyundai Heavy Industries                                      20               479

Software - 4.4%
         BEA Systems Inc. (b)                                          52               426
         Electronic Arts Inc. (b)                                      5                284
         IMS Health Inc.                                               33               774
         Infosys Technologies Ltd.                                     11               1,342
         Novell Inc. (b)                                               82               684
         Red Hat Inc. (b) (l)                                          39               889
         SAP AG (l)                                                    10               1,734
         Sybase Inc. (b)                                               35               636
         Veritas Software Corp. (b)                                    20               543
                                                                                        7,312
Telecommunications - 3.0%
         Amdocs Ltd. (b)                                               25               588
         France Telecom SA                                             56               1,462
         KDDI Corp.                                                    1                2,962
         Tele Norte Leste Participacoes SA                             3                -
                                                                                        5,012
Telecommunications Equipment - 5.3%
         Alcatel SA (b)                                                64               992
         Cisco Systems Inc. (b)                                        57               1,353
         JDS Uniphase Corp. (b)                                        280              1,063
         Juniper Networks Inc. (b)                                     27               656
         Scientific-Atlanta Inc.                                       20               676
         Tandberg ASA (l)                                              160              1,689
         Telefonaktiebolaget LM Ericsson (b)                           796              2,345
                                                                                        8,774
Transportation - 0.3%
         Amadeus Global Travel Distribution SA (l)                     88               576

Venture Capital - 0.4%
         3i Group Plc                                                  56               623

Wireless Telecommunications - 7.6%
         NTT DoCoMo Inc.                                               1                1,340
         Qualcomm Inc.                                                 65               4,722
         SK Telecom Co. Ltd.                                           -                30
         SK Telecom Co. Ltd. - ADR (l)                                 46               956
         Vodafone Group Plc                                            2,536            5,553
                                                                                        12,601

         Total Common Stocks (cost $137,996)                                            157,332

Preferred Stocks - 1.7%
Auto Manufacturers - 1.1%
         Porsche AG                                                    3                1,755
Telecommunications - 0.7%
         Tele Norte Leste Participacoes SA                             85,798           1,086
         Total Preferred Stocks (cost $2,328)                                           2,841

Corporate Bonds - 0.0%
Cosmetics & Personal Care - 0.0%
         Hindustan Debenture, 9.00%, 01/01/05 INR                      926              21
         Total Corporate Bonds (cost $20)                                               21

Short Term Investments - 5.7%
Money Market Funds - 5.7%
         Dreyfus Cash Management Plus, 1.14% (a)                       $8,260           8,260
         Dreyfus Government Cash Management, 0.96% (a)                 1,145            1,145

         Total Short Term Investments (cost $9,405)                                     9,405

Total Investments - 102.4% (cost $149,749)                                              169,599
Other Assets and Liabilities, Net -  (2.4%)                                             (3,931)
Total Net Assets - 100%                                                                 $165,668

JNL/OPPENHEIMER GROWTH FUND
Common Stocks - 98.4%
Beverages - 2.9%
         Coca-Cola Co.                                                 4                $187
         PepsiCo Inc.                                                  10               545
                                                                                        732
Biotechnology - 7.2%
         Amgen Inc. (b)                                                14               744
         Genentech Inc. (b)                                            14               808
         Genzyme Corp. (b)                                             2                76
         Invitrogen Corp. (b)                                          2                137
         Medimmune Inc. (b)                                            3                71
                                                                                        1,836
Commercial Services - 0.9%
         Accenture Ltd. (b)                                            8                228

Computers - 6.3%
         Dell Inc. (b)                                                 23               827
         EMC Corp. (b)                                                 36               412
         International Business Machines Corp.                         4                309
         Sun Microsystems Inc. (b)                                     15               64
                                                                                        1,612
Cosmetics & Personal Care - 2.1%
         Avon Products Inc.                                            9                423
         Estee Lauder Cos. Inc.                                        2                112
                                                                                        535
Diversified Financial Services - 6.4%
         American Express Co.                                          14               712
         Citigroup Inc.                                                13               626
         Morgan Stanley                                                5                285
                                                                                        1,623
Electronics - 0.5%
         Au Optronics Corp.  (b)                                       8                124

Food - 0.9%
         Sysco Corp.                                                   6                232

Healthcare - 7.8%
         Boston Scientific Corp. (b)                                   12               532
         Johnson & Johnson                                             5                251
         Lincare Holdings Inc. (b)                                     4                138
         Stryker Corp.                                                 8                447
         Varian Medical Systems Inc. (b)                               7                549
         Zimmer Holdings Inc. (b)                                      1                62
                                                                                        1,979
Insurance - 2.9%
         AFLAC Inc.                                                    5                188
         American International Group Inc.                             8                541
                                                                                        729
Internet - 4.7%
         eBay Inc. (b)                                                 3                319
         Monster Worldwide Inc. (b) (l)                                3                64
         Opsware Inc. (b)                                              9                70
         Symantec Corp. (b)                                            12               508
         Yahoo! Inc. (b)                                               6                224
                                                                                        1,185
Leisure Time - 0.9%
         Harley-Davidson Inc. (l)                                      4                235

Manufacturing - 4.7%
         General Electric Co.                                          37               1,206

Media - 2.8%
         Clear Channel Communications Inc.                             7                250
         Comcast Corp. - Class A (b)                                   10               269
         COX Communications Inc. (b) (l)                               7                206
                                                                                        725
Oil & Gas Services - 2.4%
         BJ Services Co. (b)                                           6                285
         Halliburton Co.                                               4                127
         Schlumberger Ltd.                                             3                191
                                                                                        603
Pharmaceuticals - 10.1%
         Elan Corp. Plc - ADR (b)                                      5                119
         Eli Lilly & Co.                                               6                405
         Gilead Sciences Inc. (b)                                      6                396
         Pfizer Inc.                                                   33               1,141
         Teva Pharmaceutical Industries Ltd. - ADR                     8                505
                                                                                        2,566
Retail - 9.1%
         Cabela's Inc. - Class A (b)                                   -                5
         Costco Wholesale Corp.                                        5                189
         Gap Inc.                                                      10               245
         McDonald's Corp.                                              2                55
         Staples Inc.                                                  19               560
         Target Corp.                                                  9                367
         Walgreen Co.                                                  5                176
         Wal-Mart Stores Inc.                                          14               735
                                                                                        2,332
Semiconductors - 6.9%
         ASML Holding NV - NYS (b)                                     8                135
         Broadcom Corp. (b)                                            3                140
         Intel Corp.                                                   25               677
         International Rectifier Corp. (b)                             4                166
         Marvell Technology Group Ltd. (b)                             3                69
         Silicon Laboratories Inc. (b)                                 5                227
         Texas Instruments Inc.                                        15               351
                                                                                        1,765
Software - 12.1%
         Adobe Systems Inc.                                            5                224
         Computer Associates International Inc.                        11               320
         Mercury Interactive Corp. (b)                                 3                130
         Microsoft Corp.                                               44               1,268
         Novell Inc. (b)                                               11               91
         Oracle Corp. (b)                                              28               329
         SAP AG - ADR                                                  3                130
         Siebel Systems Inc. (b)                                       15               158
         Veritas Software Corp. (b)                                    16               433
                                                                                        3,083
Telecommunications Equipment - 6.0%
         Cisco Systems Inc. (b)                                        29               687
         Corning Inc. (b)                                              19               243
         LM Ericsson Telephone Co. (b)                                 6                191
         Scientific-Atlanta Inc.                                       12               403
                                                                                        1,524
Transportation - 0.8%
         Expeditors International of Washington Inc.                   1                64
         FedEx Corp.                                                   2                131
                                                                                        195

         Total Common Stocks (cost $24,229)                                             25,049

Short Term Investments - 1.9%
Money Market Funds - 1.9%
         Dreyfus Cash Management Plus, 1.14% (a)                       472              472
         Total Short Term Investments (cost $472)                                       472

Total Investments - 100.3% (cost $24,701)                                               25,521
Other Assets and Liabilities, Net -  (0.3%)                                             (66)
Total Net Assets - 100%                                                                 $25,455

JNL/PIMCO TOTAL RETURN BOND FUND
Preferred Stocks - 0.6%
Banks - 0.6%
         DG Funding Trust (b) (e)                                      -                $2,139
         Total Preferred Stocks (cost $2,097)                                           2,139

Corporate Bonds - 11.3%
Asset Backed Securities - 7.8%
         Ameriquest Mortgage Securities Inc.,
         1.57%, 08/25/32 (g)                                           $151             151
         Amortizing Residential Collateral Trust
         1.59%, 07/25/32 (g)                                           308              308
         1.62%, 07/25/32                                               536              537
         Bank of America Mortgage Securities
         6.50%, 10/25/31                                               771              771
         6.50%, 02/25/33                                               302              309
         Bear Stearns Adjustable Rate Mortgage Trust
         3.86%, 11/25/30 (g)                                           23               23
         5.29%, 10/25/32 (g)                                           45               45
         5.38%, 02/25/33 (g)                                           347              350
         5.64%, 02/25/33 (g)                                           127              127
         5.15%, 04/25/33                                               579              580
         4.80%, 01/25/34 (g)                                           1,578            1,573
         CDC Mortgage Capital Trust, 1.59%, 01/25/33 (g)               357              357
         Countrywide Asset-Backed Certificates,
         1.53%, 06/25/31 (g)                                           44               44
         Countrywide Home Loan Mortgage Pass Through Trust,
         1.57%, 04/25/34                                               1,622            1,611
         Credit-Based Asset Servicing and Securitization,
         1.62%, 06/25/32 (g)                                           107              107
         CS First Boston Mortgage Securities Corp.
         1.95%, 11/25/31 (g)                                           17               17
         1.70%, 02/25/32 (g)                                           41               41
         Equity One ABS Inc., 1.58%, 11/25/32 (g)                      422              422
         First Nationwide Trust, 1.90%, 09/25/31 (g)                   17               18
         GSAMP Trust, 1.49%, 10/25/33                                  2,762            2,760
         HFC Home Equity Loan Asset Backed Certificates,
         1.45%, 10/20/32                                               1,343            1,344
         IMPAC CMB Trust, 1.55%, 01/25/34                              1,135            1,131
         Indymac ARM Trust, 6.587%, 01/25/32 (g)                       11               11
         Irwin Low Balance Home Equity Loan Trust,
         1.675%, 06/25/21 (e) (g)                                      20               21
         Mellon Residential Funding Corp.
         1.77%, 10/20/29 (g)                                           800              750
         1.58%, 06/15/30                                               1,720            1,708
         Mid-State Trust, 8.33%, 04/01/30 (g)                          32               34
         Morgan Stanley Capital I, 6.59%, 10/03/30                     28               28
         Prime Mortgage Trust
         1.50%, 02/25/19                                               140              140
         1.70%, 02/25/34                                               565              564
         Residential Asset Mortgage Products Inc.,
         1.55%, 02/25/34                                               2,943            2,942
         Residential Asset Securitization Trust, 7.13%, 07/25/31 (g)   155              155
         Sequoia Mortgage Trust, 1.63%, 10/19/26 (g)                   609              609
         Small Business Administration Participation Certificate
         6.29%, 01/01/21                                               79               84
         5.13%, 09/01/23                                               98               98
         5.52%, 06/01/24                                               1,900            1,922
         Structured Asset Investment Loan Trust, 1.42%, 06/25/33       808              808
         Structured Asset Mortgage Investments Inc.,
         1.61%, 09/19/32 (g)                                           801              803
         Structured Asset Securities Corp.
         1.75%, 06/25/17 (g)                                           283              283
         1.78%, 03/25/31 (g)                                           69               70
         6.0719%, 02/25/32 (g)                                         18               18
         1.59%, 01/25/33 (g)                                           75               75
         1.26%, 08/25/33                                               680              681
         Torrens Trust, 1.50%, 07/15/31 (e) (g)                        104              105
         Vendee Mortgage Trust, 6.50%, 09/15/24                        1,129            1,156
         Washington Mutual, 2.629%, 08/25/42 (g)                       3,056            3,086
         Washington Mutual MSC Mortgage Pass-
         Through Certificates, 5.39%, 02/25/31 (g)                     256              262
         Washington Mutual Pass-Through Certificates,
         5.1595%, 10/25/32 (g)                                         239              242
         Wells Fargo Mortgage Backed Securities Trust,
         4.9696%, 09/25/32 (g)                                         67               68
                                                                                        29,349
Auto Manufacturers - 0.1%
         DaimlerChrysler NA Holding Corp., 6.90%, 09/01/04             500              503

Banks - 0.2%
         Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)               300              412
         Fifth Third Bank, 7.75%, 08/15/10                             500              524
                                                                                        936
Chemicals - 0.1%
         Dow Chemical Co., 8.04%, 07/02/05                             69               70

Diversified Financial Services - 0.7%
         Atlas Reinsurance Plc, 3.95%, 01/07/05 (e) (g)                750              755
         CIT Group Inc., 2.49%, 07/30/04 (g)                           600              601
         CS First Boston Mortgage Securities Corp.,
         2.4782%, 03/25/32 (g)                                         551              554
         Ford Motor Credit Co., 7.50%, 03/15/05                        300              310
         Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                  100              101
         General Motors Acceptance Corp., 1.50%, 07/21/04 (g)          100              100
         UFJ Finance Aruba AEC, 6.75%, 07/15/13                        300              310
                                                                                        2,731
Electric - 1.1%
         AEP Texas Central Co., 2.50%, 02/15/05                        200              200
         Appalachian Power Co., 4.80%, 06/15/05                        700              714
         Pacific Gas & Electric Co., 2.30%, 04/03/06                   3,200            3,202
                                                                                        4,116
Electronics - 0.1%
         Parker Hannifin Employee Stock Ownership Trust,
         6.34%, 07/15/08 (e)                                           122              129

Pipelines - 0.7%
         El Paso Corp.
         8.05%, 10/15/30 (l)                                           1,000            815
         7.80%, 08/01/31                                               1,500            1,204
         7.75%, 01/15/32 (l)                                           800              642
                                                                                        2,661
Telecommunications - 0.1%
         Qwest Corp., 9.1256%, 03/15/12 (e)                            300              324
         Sprint Capital Corp., 6.00%, 01/15/07                         200              209
                                                                                        533
Wireless Telecommunications - 0.4%
         Verizon Wireless Capital LLC, 1.19%, 05/23/05 (e)             1,400            1,399
         Total Corporate Bonds (cost $41,904)                                           42,427

Government Securities - 25.4%
Sovereign - 3.3%
         Federal Republic of Brazil
         2.5625%, 04/15/06 (g) (l)                                     160              $158
         11.50%, 03/12/08 (l)                                          200              214
         11.00%, 01/11/12                                              680              684
         11.00%, 08/17/40                                              550              518
         Mexico Government International Bond, 8.125%, 12/30/19        500              535
         Panama Government International Bond, 8.875%, 09/30/27        200              194
         Peru Government International Bond, 9.875%, 02/06/15 (l)      600              627
         Republic of Brazil, 2.1875%, 04/15/09                         153              138
         Republic of Germany
         5.25%, 07/04/10                                               3,000            3,920
         5.25%, 01/04/11                                               800              1,047
         Republic of Panama
         9.375%, 07/23/12                                              200              219
         9.375%, 01/16/23                                              200              204
         Republic of Peru, 9.125%, 02/21/12 (l)                        600              615
         Republic of South Africa, 9.125%, 05/19/09                    100              116
         United Mexican States
         8.375%, 01/14/11                                              200              226
         6.375%, 01/16/13                                              250              250
         8.00%, 09/24/22 (l)                                           800              831
         8.30%, 08/15/31                                               1,400            1,466
         United Mexican States-Value Recovery Right
         0.00%, 06/30/05 (g)                                           6,900            155
         0.00%, 06/30/06 (g)                                           4,600            104
         0.00%, 06/30/07 (g)                                           4,600            83
                                                                                        12,304
U.S. Government Agencies - 17.9%
         Federal Home Loan Mortgage Corp.
         6.00%, 03/01/16                                               226              234
         6.00%, 08/01/16                                               87               90
         5.00%, 09/15/16                                               225              230
         5.00%, 11/01/18                                               882              885
         6.25%, 08/25/22                                               213              215
         7.00%, 05/15/23                                               1,125            1,177
         3.579%, 07/01/27 (g)                                          7                7
         1.69%, 11/15/30 (g)                                           33               33
         7.50%, 03/01/32                                               196              193
         6.50%, 08/01/32                                               347              362
         6.00%, 10/01/32                                               517              529
         6.00%, 03/01/33                                               718              735
         6.00%, 08/01/33                                               288              294
         Federal National Mortgage Association
         5.00%, TBA (c)                                                31,600           30,562
         5.50%, TBA (c)                                                4,000            3,986
         0.00%, 10/01/04                                               2,300            2,291
         5.50%, 11/01/13                                               23               24
         6.00%, 06/01/14                                               16               17
         5.50%, 03/01/16                                               261              268
         6.00%, 04/01/16                                               398              416
         6.00%, 05/01/16                                               104              108
         6.00%, 06/01/16                                               41               43
         6.00%, 08/01/16                                               131              137
         6.00%, 09/01/16                                               63               66
         6.00%, 11/01/16                                               238              247
         5.50%, 12/01/16                                               603              620
         5.50%, 01/01/17                                               1,861            1,909
         6.00%, 02/01/17                                               66               70
         5.50%, 03/01/17                                               190              195
         6.00%, 03/01/17                                               366              381
         6.00%, 04/01/17                                               442              458
         5.50%, 05/01/17                                               268              275
         6.00%, 05/01/17                                               60               62
         5.50%, 08/01/17                                               629              645
         5.50%, 09/01/17                                               126              130
         5.50%, 10/01/17                                               834              855
         6.00%, 10/01/17                                               182              190
         5.50%, 11/01/17                                               490              502
         5.50%, 12/01/17                                               486              499
         5.50%, 03/01/18                                               1,368            1,402
         5.00%, 05/01/18                                               25               25
         5.00%, 08/01/18                                               2,678            2,687
         5.00%, 10/01/18                                               760              763
         6.50%, 11/01/32                                               370              386
         6.00%, 03/01/33                                               117              119
         5.00%, 04/25/33                                               2,689            2,664
         5.50%, 11/01/33                                               980              978
         5.50%, 02/01/34                                               1,980            1,974
         5.50%, 03/01/34                                               989              986
         3.58%, 09/01/40 (g)                                           109              111
         6.50%, 12/25/42                                               319              332
         1.45%, 03/25/44                                               2,869            2,868
         FHA St. Regis Nursing Home, 7.449%, 08/01/10                  52               57
         Government National Mortgage Association,
         3.00%, 04/20/34                                               500              487
         Government National Mortgage Association II
         4.375%, 05/20/26 (g)                                          289              290
         3.375%, 02/20/27 (g)                                          28               28
         4.00%, 04/20/30 (g)                                           78               78
         3.50%, 05/20/30 (g) (l)                                       60               60
         2.75%, 02/20/32 (g)                                           701              680
         3.00%, 02/20/32 (g)                                           423              411
         Resolution Fund Corp. - Principal Only, 5.753%, 10/15/20      400              159
                                                                                        67,485
 U.S.    Treasury Securities - 4.2% U.S. Treasury Inflation Indexed Note,
         3.375%, 01/15/07 (l) (m)                                      593              635
         U.S. Treasury Note
         3.625%, 01/15/08 (l)                                          8,261            9,028
         3.875%, 01/15/09 (l)                                          5,387            6,006
         4.25%, 01/15/10 (l)                                           112              129
                                                                                        15,798

         Total Government Securities (cost $94,406)                                     95,587

Municipals - 4.8%
         Clark County Nevada, 5.00%, 06/01/32                          1,900            1,864
         County of Harris Texas, 5.00%, 10/01/11                       700              758
         Detroit Michigan Sewer Disposal, 5.00%, 07/01/32              2,800            2,767
         Energy Northwest Washington Electrical, 5.50%, 07/01/14       100              110
         Illinois St Taxable Pension, 5.10%, 06/01/33                  4,000            3,549
         La Quinta Redevelopment Agency Tax Allocation,
         5.10%, 09/01/31                                               200              198
         Lower Colorado River Authority
         5.00%, 05/15/31                                               300              293
         5.00%, 05/15/33                                               1,300            1,265
         New York State Dormitory Authority, 5.25%, 07/01/11           700              759
         Orange County Sanitation District, 5.00%, 02/01/33            200              195
         State of Illinois, 5.00%, 03/01/34                            200              193
         State of Washington, 5.00%, 01/01/27                          1,500            1,478
         State of Wisconsin, 5.00%, 05/01/12                           400              431
         Sussex County Municipal Utilities Authority,
         5.00%, 12/01/12                                               1,200            1,296
         Tobaco Settlement Financing Corp.
         6.125%, 06/01/24                                              500              456
         6.75%, 06/01/39                                               2,400            2,151
         University of Texas, 5.00%, 08/15/33                          200              195

         Total Municipals (cost $18,975)                                                17,958

Short Term Investments - 68.9%
Commercial Paper - 37.0%
         ANZ Inc.
         1.04%, 07/06/04                                               1,000            1,000
         1.06%, 07/19/04                                               9,700            9,694
         Bank of Ireland
         1.285%, 09/03/04 (f)                                          8,000            7,982
         1.235%, 09/08/04 (f)                                          3,000            2,993
         Barclays US Funding
         1.11%, 08/25/04                                               1,700            1,697
         1.28%, 09/21/04                                               400              399
         CBA Finance
         1.05%, 07/13/04                                               1,300            1,300
         1.15%, 08/10/04 (f)                                           4,000            3,995
         CDC Commercial Paper Corp.
         1.085%, 08/04/04 (f)                                          5,700            5,694
         1.25%, 09/16/04                                               3,500            3,491
         Danske Corp.
         1.07%, 07/21/04                                               1,000            999
         1.24%, 09/17/04 (f)                                           7,800            7,778
         1.27%, 09/20/04                                               1,500            1,496
         European Investment Bank, 1.03%, 07/02/04                     4,100            4,100
         General Electric Capital Corp.
         1.04%, 07/08/04                                               2,600            2,599
         0.00%, 09/08/04                                               3,200            3,192
         HBOS Treasury Services Plc
         1.055%, 07/16/04                                              4,800            4,798
         1.25%, 08/25/04                                               100              100
         1.335%, 09/09/04                                              1,300            1,297
         1.30%, 09/30/04                                               400              399
         1.64%, 10/26/04                                               3,000            2,984
         ING US Funding LLC, 1.275%, 09/01/04                          2,100            2,095
         KFW International Finance, 1.095%, 08/10/04                   1,200            1,199
         Nestle Financial, 1.035%, 07/01/04                            4,900            4,900
         Pfizer Inc., 1.30%, 08/18/04                                  2,400            2,396
         Rabobank USA, 1.39%, 07/01/04                                 1,200            1,200
         Rabobank USA Financial Corp., 1.24%, 09/13/04                 4,500            4,489
         Royal Bank of Scotland
         1.05%, 07/14/04                                               3,500            3,499
         1.11%, 08/25/04                                               1,900            1,897
         1.135%, 08/26/04                                              300              299
         1.135%, 09/01/04 (f)                                          4,900            4,890
         1.235%, 09/13/04                                              400              399
         Svenska Handelsbank
         1.075%, 07/28/04 (f)                                          6,000            5,995
         1.09%, 08/03/04 (f)                                           4,600            4,595
         1.295%, 09/24/04                                              500              498
         Swedbank Discount Note, 1.145%, 09/01/04                      500              499
         Total Fina Elf, 1.42%, 07/01/04                               10,300           10,300
         UBS Finance LLC
         1.42%, 07/01/04                                               2,100            2,100
         1.04%, 07/06/04                                               400              400
         1.055%, 07/13/04                                              7,000            6,998
         1.07%, 07/15/04                                               1,300            1,299
         0.00%, 09/13/04                                               300              298
         1.27%, 09/23/04                                               100              100
         Westpac Capital Corp.
         1.03%, 07/08/04                                               5,900            5,898
         1.385%, 09/10/04 (f)                                          5,100            5,086
                                                                                        139,316
Money Market Funds - 6.5%
         Dreyfus Cash Management Plus, 1.14% (a)                       18,749           18,749
         Dreyfus Government Cash Management, 0.96% (a)                 5,624            5,624
                                                                                        24,373
U.S. Government Agencies - 24.6%
         Federal Home Loan Mortgage Corp. Discount Note
         1.25%, 08/10/04                                               7,200            7,191
         1.22%, 08/12/04                                               4,200            4,194
         1.33%, 08/17/04                                               1,800            1,797
         1.18%, 08/24/04                                               7,800            7,786
         1.18%, 08/25/04                                               3,700            3,693
         1.24%, 09/01/04                                               700              699
         1.25%, 09/01/04                                               3,700            3,692
         1.28%, 09/07/04                                               800              798
         1.20%, 09/08/04                                               3,500            3,492
         1.46%, 09/14/04                                               5,900            5,882
         1.44%, 09/21/04                                               4,700            4,685
         1.56%, 10/20/04                                               3,800            3,782
         Federal National Mortgage Association Discount Note
         0.94%, 07/14/04                                               900              900
         1.06%, 07/21/04                                               19,600           19,589
         1.29%, 08/11/04                                               3,300            3,296
         1.185%, 08/25/04                                              3,700            3,693
         1.225%, 09/01/04                                              10,000           9,979
         1.25%, 09/01/04                                               3,700            3,692
         1.53%, 10/18/04                                               3,700            3,683
                                                                                        92,523
U.S.     Treasury Bills - 0.8% U.S. Treasury Bill
         1.17%, 09/02/04 (m)                                           2,100            2,096
         1.20%, 09/16/04 (m)                                           955              952
                                                                                        3,048

         Total Short Term Investments (cost $259,261)                                   259,260

Total Investments - 111.0% (cost $416,643)                                              417,371
Other Assets and Liabilities, Net -  (11.0%)                                            (41,313)
Total Net Assets - 100%                                                                 $376,058

JNL/PPM AMERICA BALANCED FUND
Common Stocks - 59.3%
Aerospace & Defense - 1.1%
         United Technologies Corp.                                     41               $3,761

Apparel - 2.1%
         Liz Claiborne Inc.                                            85               3,040
         V.F. Corp.                                                    82               3,969
                                                                                        7,009
Auto Manufacturers - 1.7%
         Ford Motor Co. (l)                                            196              3,067
         General Motors Corp. (l)                                      59               2,749
                                                                                        5,816
Auto Parts & Equipment - 0.9%
         Delphi Corp.                                                  267              2,849

Banks - 4.0%
         Bank of America Corp.                                         55               4,620
         Banknorth Group Inc.                                          59               1,929
         Wachovia Corp.                                                81               3,587
         Wells Fargo & Co.                                             49               2,804
                                                                                        12,940
Building Materials - 1.1%
         Masco Corp.                                                   111              3,468

Chemicals - 2.8%
         Ashland Inc.                                                  73               3,855
         PPG Industries Inc.                                           36               2,262
         Sherwin-Williams Co.                                          74               3,066
                                                                                        9,183
Computers - 1.2%
         Hewlett-Packard Co.                                           189              3,979

Diversified Financial Services - 4.1%
         Citigroup Inc.                                                101              4,683
         Fannie Mae                                                    65               4,603
         JPMorgan Chase & Co.                                          103              3,986
                                                                                        13,272
Electric - 3.0%
         Dominion Resources Inc.                                       56               3,532
         FirstEnergy Corp.                                             101              3,775
         NiSource Inc.                                                 125              2,573
                                                                                        9,880
Food - 2.1%
         Kroger Co. (b)                                                220              3,995
         Sara Lee Corp.                                                124              2,844
                                                                                        6,839
Forest Products & Paper - 1.0%
         MeadWestvaco Corp.                                            106              3,115

Healthcare - 2.3%
         HCA Inc.                                                      89               3,710
         WellPoint Health Networks Inc. (b)                            34               3,786
                                                                                        7,496
Home Furnishings - 0.8%
         Maytag Corp.                                                  104              2,559

Household Products - 1.2%
         Fortune Brands Inc.                                           50               3,749

Insurance - 5.8%
         American International Group Inc.                             58               4,106
         Cigna Corp.                                                   37               2,539
         Hartford Financial Services Group Inc.                        67               4,599
         Lincoln National Corp.                                        83               3,908
         Radian Group Inc.                                             77               3,684
                                                                                        18,836
Iron & Steel - 1.0%
         Nucor Corp.                                                   41               3,124

Leisure Time - 0.9%
         Brunswick Corp.                                               68               2,762

Manufacturing - 2.1%
         Cooper Industries Ltd. - Class A                              51               3,006
         General Electric Co.                                          117              3,804
                                                                                        6,810
Oil & Gas Producers - 4.2%
         ChevronTexaco Corp.                                           44               4,094
         ConocoPhillips                                                53               4,066
         Kerr-McGee Corp.                                              23               1,226
         Occidental Petroleum Corp.                                    85               4,095
                                                                                        13,481
Pharmaceuticals - 2.2%
         AmerisourceBergen Corp. (l)                                   50               2,959
         Merck & Co. Inc.                                              88               4,185
                                                                                        7,144
Retail - 3.1%
         Federated Department Stores Inc.                              78               3,845
         Home Depot Inc.                                               74               2,591
         Sears Roebuck & Co.                                           98               3,693
                                                                                        10,129
Savings & Loans - 2.4%
         Sovereign Bancorp. Inc.                                       184              4,071
         Washington Mutual Inc.                                        93               3,601
                                                                                        7,672
Software - 1.1%
         Computer Associates International Inc.                        127              3,572

Telecommunications - 3.8%
         BellSouth Corp.                                               108              2,832
         SBC Communications Inc.                                       141              3,419
         Sprint Corp. - FON Group                                      152              2,682
         Verizon Communications Inc.                                   95               3,445
                                                                                        12,378
Tobacco - 1.4%
         Altria Group Inc.                                             92               4,590

Transportation - 1.9%
         Burlington Northern Santa Fe Corp.                            107              3,735
         CSX Corp.                                                     72               2,343
                                                                                        6,078

         Total Common Stocks (cost $154,789)                                            192,491

Corporate Bonds - 17.3%
Aerospace & Defense - 0.2%
         Raytheon Co., 6.75%, 08/15/07                                 $750             812

Asset Backed Securities - 5.3%
         AmeriCredit Automobile Receivables Trust
         4.46%, 04/12/09                                               570              582
         3.10%, 11/06/09                                               500              499
         Banc of America Commercial Mortgage Inc.,
         5.118%, 07/11/43                                              750              753
         Bank of America Commercial Mortgage
         5.676%, 06/11/35                                              500              525
         5.464%, 04/11/37 (g)                                          500              516
         Bank One Issuance Trust, 4.77%, 02/16/16                      500              470
         BMW Vehicle Owner Trust, 3.52%, 10/25/10                      1,000            992
         Capital One Master Trust, 4.50%, 06/15/11                     500              504
         Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09      480              472
         Commercial Mortgage Acceptance Corp.,
         7.63%, 06/15/31 (g)                                           500              556
         CS First Boston Mortgage Securities Corp.,
         6.133%, 04/15/37                                              500              531
         Discover Card Master Trust I, 3.45%, 04/16/09                 1,000            1,000
         GE Capital Commercial Mortgage Corp.,
         6.03%, 08/11/33 (g)                                           1,000            1,057
         Harley-Davidson Motorcycle Trust
         1.89%, 02/15/11                                               665              658
         2.00%, 11/15/11                                               424              418
         JPMorgan Commercial Mortgage Finance Corp.
         6.613%, 01/15/30                                              1,000            1,073
         6.507%, 10/15/35 (g)                                          1,000            1,083
         MBNA Credit Master Note Trust, 6.55%, 12/15/08                500              527
         MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)        500              538
         Midland Realty Acceptance Corp., 7.636%, 01/25/29             500              540
         Morgan Stanley Dean Witter Capital, 5.98%, 01/15/39           560              591
         PNC Mortgage Acceptance Corp., 6.36%, 03/12/34                1,000            1,079
         Standard Credit Card Master Trust, 7.50%, 04/07/08            1,000            1,071
         WFS Financial Owner Trust, 2.73%, 05/20/11                    860              856
         World Omni Auto Receivables Trust, 2.20%, 01/15/08            500              496
                                                                                        17,387
Auto Manufacturers - 0.5%
         DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08             500              504
         General Motors Corp., 7.20%, 01/15/11 (l)                     1,000            1,048
                                                                                        1,552
Banks - 0.6%
         Bank of America Corp., 7.40%, 01/15/11 (l)                    750              850
         Popular North America Inc., 3.875%, 10/01/08                  500              489
         Wachovia Corp., 3.625%, 02/17/09                              750              727
                                                                                        2,066
Beverages - 0.3%
         Diageo Capital Plc, 3.50%, 11/19/07                           1,000            988

Commercial Services - 0.5%
         Aramark Services Inc., 7.00%, 07/15/06                        1,000            1,065
         PHH Corp., 6.00%, 03/01/08                                    500              528
                                                                                        1,593
Computers - 0.3%
         Computer Sciences Corp., 6.75%, 06/15/06                      500              533
         Hewlett-Packard Co., 5.50%, 07/01/07                          500              526
                                                                                        1,059
Diversified Financial Services - 3.3%
         American Honda Finance Corp., 4.50%, 05/26/09 (e)             500              500
         CIT Group Inc., 7.375%, 04/02/07                              1,000            1,094
         Citigroup Inc.
         3.50%, 02/01/08                                               250              247
         6.00%, 02/21/12 (l)                                           500              530
         Countrywide Home Loans Inc., 5.50%, 08/01/06                  1,000            1,042
         Ford Motor Credit Co.
         6.50%, 01/25/07                                               1,000            1,051
         7.00%, 10/01/13 (l)                                           250              252
         GATX Financial Corp., 6.875%, 12/15/06                        100              105
         General Electric Capital Corp.
         5.875%, 02/15/12                                              1,000            1,049
         6.75%, 03/15/32                                               500              538
         Goldman Sachs Group Inc.
         4.125%, 01/15/08                                              500              502
         6.125%, 02/15/33                                              500              472
         Household Finance Corp.
         6.375%, 11/27/12                                              500              530
         7.35%, 11/27/32                                               500              565
         JPMorgan Chase & Co., 6.625%, 03/15/12                        500              541
         Merrill Lynch & Co. Inc., 4.50%, 11/04/10                     750              739
         Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07             500              529
         UFJ Finance Aruba AEC, 6.75%, 07/15/13                        500              517
                                                                                        10,803
Electric - 0.7%
         Centerpoint Energy Inc.
         5.875%, 06/01/08 (l)                                          300              304
         6.95%, 03/15/33                                               400              428
         DTE Energy Co., 6.45%, 06/01/06                               500              526
         FirstEnergy Corp., 6.45%, 11/15/11                            300              311
         PSEG Power LLC, 7.75%, 04/15/11                               500              566
                                                                                        2,135
Food - 0.4%
         General Mills Inc., 6.00%, 02/15/12                           500              524
         Kraft Foods Inc., 6.50%, 11/01/31                             350              354
         Safeway Inc., 6.50%, 03/01/11 (l)                             500              530
                                                                                        1,408
Forest Products & Paper - 0.2%
         Abitibi-Consolidated Inc., 6.95%, 04/01/08                    300              304
         Weyerhaeuser Co., 7.125%, 07/15/23                            350              370
                                                                                        674
Home Builders - 0.1%
         Pulte Homes Inc., 6.375%, 05/15/33                            450              413

Insurance - 0.3%
         ASIF Global Financing Corp., 4.90%, 01/17/13 (e)              500              488
         Metlife Inc., 6.50%, 12/15/32                                 350              358
                                                                                        846
Leisure Time - 0.1%
         Royal Caribbean Cruises Ltd., 8.75%, 02/02/11                 300              332

Lodging - 0.3%
         Hilton Hotels Corp., 8.25%, 02/15/11 (l)                      300              334
         MGM Mirage, 8.50%, 09/15/10                                   300              324
         Starwood Hotels & Resorts Worldwide Inc.,
         7.375%, 05/01/07                                              300              316
                                                                                        974
Manufacturing - 0.1%
         Tyco International Group SA, 6.375%, 10/15/11                 300              319

Media - 0.9%
         AOL Time Warner Inc., 7.70%, 05/01/32                         500              546
         Comcast Cable Communications, 7.125%, 06/15/13                500              547
         Comcast Corp., 5.85%, 01/15/10                                325              339
         Echostar DBS Corp., 5.75%, 10/01/08                           300              296
         Liberty Media Corp., 8.25%, 02/01/30                          500              570
         Rogers Cable Inc., 6.25%, 06/15/13                            300              282
         Walt Disney Co., 5.375%, 06/01/07                             400              417
                                                                                        2,997
Mining - 0.3%
         Codelco Inc., 5.50%, 10/15/13 (e)                             500              496
         Noranda Inc., 7.25%, 07/15/12 (l)                             500              502
                                                                                        998
Oil & Gas Producers - 0.2%
         ConocoPhillips, 3.625%, 10/15/07                              500              498

Pharmaceuticals - 0.6%
         American Home Products Corp., 6.95%, 03/15/11                 500              534
         Bristol-Myers Squibb Co., 4.75%, 10/01/06 (l)                 1,000            1,030
         Medco Health Solutions Inc., 7.25%, 08/15/13                  500              535
                                                                                        2,099
Real Estate - 0.3%
         EOP Operating LP, 7.75%, 11/15/07                             750              832

Retail - 0.3%
         Target Corp., 5.375%, 06/15/09 (l)                            500              521
         Yum! Brands Inc., 7.65%, 05/15/08                             300              335
                                                                                        856
Savings & Loans - 0.2%
         Washington Mutual Inc., 5.625%, 01/15/07                      500              523

Telecommunications - 0.6%
         Sprint Capital Corp.
         6.125%, 11/15/08                                              250              263
         8.375%, 03/15/12                                              450              517
         Verizon Global Funding Corp.
         6.125%, 06/15/07 (l)                                          500              533
         7.75%, 12/01/30                                               500              562
                                                                                        1,875
Tobacco - 0.3%
         Imperial Tobacco Overseas BV, 7.125%, 04/01/09                750              816

Wireless Telecommunications - 0.4%
         AT&T Wireless Services Inc., 7.875%, 03/01/11                 750              853
         Vodafone Group Plc, 5.375%, 01/30/15                          500              492
                                                                                        1,345

         Total Corporate Bonds (cost $56,763)                                           56,200

Government Securities - 22.1%
U.S. Government Agencies - 16.6%
         Federal Home Loan Mortgage Corp.
         2.50%, 11/15/05 (l)                                           425              425
         2.375%, 02/15/06                                              1,875            1,863
         2.75%, 11/15/06 (l)                                           875              866
         3.125%, 08/15/07 (l)                                          1,860            1,836
         6.00%, 12/01/10                                               662              691
         5.875%, 03/21/11 (l)                                          504              530
         5.50%, 09/15/11 (l)                                           896              934
         5.125%, 08/20/12 (l)                                          1,362            1,365
         5.50%, 10/01/16                                               638              654
         6.00%, 04/01/17                                               458              478
         6.50%, 11/01/17                                               200              211
         5.00%, 01/01/18                                               180              181
         5.50%, 01/01/18                                               2                2
         5.00%, 04/01/18                                               244              245
         4.50%, 05/01/18                                               254              249
         5.00%, 05/01/18                                               346              347
         4.50%, 09/01/18                                               271              266
         4.50%, 11/01/18                                               552              540
         5.50%, 11/01/18                                               246              252
         4.50%, 03/01/19                                               1,827            1,787
         7.00%, 11/01/30                                               527              558
         7.00%, 02/01/31                                               223              235
         7.00%, 06/01/31                                               179              189
         7.00%, 10/01/32                                               386              407
         6.00%, 11/01/32                                               770              788
         5.50%, 03/01/33                                               1,496            1,494
         4.50%, 06/01/33                                               241              225
         5.50%, 06/01/33                                               335              335
         5.00%, 08/01/33                                               1,555            1,506
         6.50%, 09/01/33                                               260              272
         6.00%, 10/01/33                                               2,144            2,192
         5.50%, 05/01/34                                               199              199
         Federal National Mortgage Association
         6.25%, 02/01/11                                               1,020            1,095
         5.50%, 07/18/12 (l)                                           1,860            1,875
         6.00%, 09/01/17                                               581              606
         5.00%, 10/01/17                                               464              466
         5.00%, 11/01/17                                               202              203
         6.00%, 01/01/18                                               151              158
         5.00%, 02/01/18                                               880              883
         4.50%, 04/01/18                                               576              565
         4.50%, 05/01/18                                               1,272            1,246
         5.50%, 09/01/18                                               544              557
         5.00%, 12/01/18                                               1,145            1,149
         5.50%, 12/01/18                                               241              247
         4.50%, 05/01/19                                               2                2
         6.50%, 08/01/28                                               38               40
         7.00%, 09/01/28                                               70               74
         6.50%, 11/01/28                                               82               85
         6.50%, 12/01/28                                               105              110
         6.00%, 03/01/29                                               477              489
         7.50%, 09/01/29                                               191              204
         7.125%, 01/15/30                                              810              944
         7.00%, 08/01/31                                               223              235
         7.00%, 06/01/32                                               320              338
         6.50%, 07/01/32                                               1,355            1,412
         6.50%, 09/01/32                                               1,232            1,284
         6.00%, 10/01/32                                               541              553
         6.50%, 03/01/33                                               545              568
         7.00%, 05/01/33                                               428              451
         5.00%, 07/01/33                                               430              416
         5.00%, 09/01/33                                               2,143            2,072
         6.00%, 10/03/33                                               535              547
         4.50%, 11/01/33                                               282              264
         5.50%, 11/01/33                                               2,213            2,205
         4.50%, 12/01/33                                               511              479
         6.00%, 12/01/33                                               290              297
         5.50%, 03/01/34                                               810              807
         5.50%, 04/01/34                                               3,212            3,201
         5.50%, 05/01/34                                               250              249
         6.00%, 06/01/34                                               580              593
         Government National Mortgage Association
         6.50%, 04/15/26                                               178              188
         7.00%, 06/15/28                                               90               96
         7.50%, 04/15/29                                               78               84
         7.00%, 07/15/29                                               162              172
         6.50%, 11/15/31                                               378              395
         6.50%, 09/15/32 (l)                                           416              435
         5.50%, 11/15/32                                               402              403
         6.00%, 11/15/32                                               317              326
         6.00%, 03/15/33                                               187              192
         5.50%, 05/15/33                                               313              313
         5.00%, 10/15/33                                               533              518
         6.00%, 10/20/33                                               573              586
         6.00%, 04/15/34                                               299              306

         Government National Mortgage Association II
         5.50%, 05/20/33                                               564              563
         5.00%, 06/20/33                                               224              216
                                                                                        53,884
U.S. Treasury Securities - 5.5% U.S. Treasury Bond
         7.50%, 11/15/16 (l)                                           4,634            5,713
         6.50%, 11/15/26                                               2,648            3,027
         U.S. Treasury Note, 2.375%, 08/15/06 (l)                      9,096            9,018
                                                                                        17,758

         Total Government Securities (cost $72,317)                                     71,642

Short Term Investments - 0.8%
Money Market Funds - 0.8%
         Dreyfus Cash Management Plus, 1.14% (a)                       2,763            2,763

         Total Short Term Investments (cost $2,763)                                     2,763

Total Investments - 99.5% (cost $286,632)                                               323,096
Other Assets and Liabilities, Net - 0.5%                                                1,480
Total Net Assets - 100%                                                                 $324,576

JNL/PPM AMERICA HIGH YIELD BOND FUND
Common Stocks - 0.0%
Machinery - 0.0%
         Terex Corp. (b)                                               -                $9
         Total Common Stocks (cost $1)                                                  9

Warrants - 0.0%

Telecommunications - 0.0%
         AT&T Canada Inc., No Strike Price, Expiring 08/15/07 (e)      1                25
         Minorplanet Systems USA Inc.,
         Strike Price $240.625, Expiring 09/15/05                      2                -

Total Warrants (cost $5)                                                                25

Corporate Bonds - 90.8%
Advertising - 0.9%
         RH Donnelley Finance Corp. I,
         8.875%, 12/15/10 (e) (l)                                      $550             604
         10.875%, 12/15/12 (e) (l)                                     1,000            1,159
         Vertis Inc., 9.75%, 04/01/09                                  500              538
                                                                                        2,301
Aerospace & Defense - 1.3%
         Alliant Techsystems Inc., 8.50%, 05/15/11                     500              540
         BE Aerospace Inc.
         9.50%, 11/01/08 (l)                                           550              531
         8.50%, 10/01/10                                               500              526
         L-3 Communications Corp.
         7.625%, 06/15/12                                              500              528
         6.125%, 07/15/13                                              1,000            965
         Sequa Corp., 8.875%, 04/01/08                                 196              206
                                                                                        3,296
Airlines - 1.1%
         American Airlines Inc., 7.377%, 05/23/19                      878              628
         Atlas Air Inc., 7.38%, 01/02/18                               454              430
         Continental Airlines Inc., 7.875%, 07/02/18                   500              470
         Delta Air Lines Inc.
         7.779%, 11/18/05                                              500              321
         7.90%, 12/15/09 (l)                                           400              204
         United AirLines Inc., 6.201%, 09/01/08                        1,000            822
                                                                                        2,875
Alternative Energy - 0.3%
         Salton SEA Funding, 8.30%, 05/30/11                           641              683

Apparel - 0.2%
         Russell Corp., 9.25%, 05/01/10                                580              616

Auto Parts & Equipment - 2.5%
         ArvinMeritor Inc., 8.75%, 03/01/12 (l)                        1,000            1,085
         Collins & Aikman Products, 10.75%, 12/31/11 (l)               350              352
         Dana Corp.
         10.125%, 03/15/10 (l)                                         455              515
         9.00%, 08/15/11 (l)                                           500              585
         TRW Automotive Inc.
         9.375%, 02/15/13                                              446              503
         11.00%, 02/15/13 (l)                                          1,650            1,946
         Visteon Corp., 8.25%, 08/01/10 (l)                            1,500            1,598
                                                                                        6,584
Beverages - 0.2%
         Constellation Brands Inc., 8.125%, 01/15/12 (l)               500              533

Chemicals - 6.1%
         Airgas Inc., 6.25%, 07/15/14                                  500              479
         Equistar Chemicals LP, 10.125%, 09/01/08 (l)                  1,000            1,095
         Equistar Chemicals LP/Equistar Funding Corp.,
         10.625%, 05/01/11 (l)                                         2,000            2,220
         FMC Corp., 10.25%, 11/01/09                                   500              575
         Huntsman International LLC, 9.875%, 03/01/09 (l)              2,500            2,700
         IMC Global Inc., 10.875%, 06/01/08                            500              581
         Johnsondiversey Inc., 9.625%, 05/15/12                        1,000            1,090
         Lyondell Chemical Co.
         9.875%, 05/01/07 (l)                                          1,200            1,254
         9.50%, 12/15/08 (l)                                           600              626
         10.50%, 06/01/13                                              1,700            1,840
         Millennium America Inc., 7.00%, 11/15/06 (l)                  750              771
         Nalco Co., 8.875%, 11/15/13 (e)                               1,500            1,570
         Nova Chemicals Corp., 6.50%, 01/15/12 (l)                     500              493
         PolyOne Corp., 10.625%, 05/15/10 (l)                          400              424
         Union Carbide Chemical & Plastics Co. Inc.,
         7.875%, 04/01/23                                              200              191
         Union Carbide Corp.
         6.70%, 04/01/09 (l)                                           100              100
         6.79%, 06/01/25                                               100              101
                                                                                        16,110
Commercial Services - 3.5%
         Coinmach Corp., 9.00%, 02/01/10                               2,017            2,021
         Integrated Electrical Services Inc., 9.375%, 02/01/09         1,000            1,033
         Mail-Well I Corp., 9.625%, 03/15/12                           500              538
         Service Corp. International, 7.70%, 04/15/09                  500              513
         Stewart Enterprises Inc., 10.75%, 07/01/08                    2,000            2,222
         United Rentals North America Inc.
         6.50%, 02/15/12                                               550              520
         7.75%, 11/15/13 (l)                                           1,000            945
         7.00%, 02/15/14                                               300              267
         Williams Scotsman Inc.
         9.875%, 06/01/07                                              800              794
         10.00%, 08/15/08                                              200              218
                                                                                        9,071
Computers - 0.4%
         Unisys Corp.
         7.25%, 01/15/05                                               370              378
         8.125%, 06/01/06                                              630              669
                                                                                        1,047
Distribution & Wholesale - 0.5%
         Aviall Inc., 7.625%, 07/01/11                                 175              182
         National Waterworks Inc., 10.50%, 12/01/12                    1,000            1,110
                                                                                        1,292
Diversified Financial Services - 1.4%
         Case Credit Corp., 6.75%, 10/21/07                            250              248
         Couche-Tard US LP, 7.50%, 12/15/13                            500              500
         Global Cash Access LLC, 8.75%, 03/15/12 (e)                   500              520
         IOS Capital LLC, 7.25%, 06/30/08                              85               88
         KRATON Polymers LLC/Capital Corp.,
         8.125%, 01/15/14 (e) (l)                                      500              505
         Nexstar Finance LLC/Nexstar Finance Inc.,
         12.00%, 04/01/08                                              500              553
         Universal City Development Partners, 11.75%, 04/01/10         1,135            1,313
                                                                                        3,727
Electric - 7.4%
         AES Corp.
         9.50%, 06/01/09 (l)                                           2,700            2,885
         9.00%, 05/15/15 (e)                                           550              589
         AES Eastern Energy LP, 9.00%, 01/02/17                        634              682
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08 (l)        1,300            858
         Calpine Corp.
         8.75%, 07/15/07 (l)                                           500              355
         8.50%, 07/15/10 (e)                                           400              331
         8.50%, 02/15/11 (l)                                           500              326
         8.75%, 07/15/13 (e) (l)                                       350              287
         Centerpoint Energy Inc., 6.85%, 06/01/15 (l)                  2,000            2,032
         CMS Energy Corp., 8.50%, 04/15/11 (l)                         1,000            1,020
         Edison International Inc., 6.875%, 09/15/04                   500              504
         Edison Mission Energy, 10.00%, 08/15/08                       200              214
         Edison Mission Energy Corp., 9.875%, 04/15/11 (l)             250              261
         Empresa Nacional de Electricidad SA
         8.50%, 04/01/09                                               500              546
         8.35%, 08/01/13                                               500              534
         Homer City Funding LLC, 8.734%, 10/01/26                      100              105
         Midwest Generation LLC, 8.56%, 01/02/16                       350              345
         Mission Energy Holding Co., 13.50%, 07/15/08 (l)              300              336
         Nevada Power Co., 9.00%, 08/15/13                             500              544
         NRG Energy Inc., 8.00%, 12/15/13 (e)                          1,000            1,010
         Orion Power Holdings Inc., 12.00%, 05/01/10                   500              610
         PSEG Energy Holdings LLC
         10.00%, 10/01/09 (l)                                          1,000            1,130
         8.50%, 06/15/11                                               500              535
         Reliant Energy Inc., 9.50%, 07/15/13 (l)                      500              539
         Sithe/Independence Funding, 9.00%, 12/30/13                   1,000            1,100
         South Point Energy Center LLC, 8.40%, 05/30/12 (e)            258              223
         TECO Energy Inc.
         7.50%, 06/15/10                                               100              101
         7.00%, 05/01/12                                               900              864
         Westar Energy Inc., 7.875%, 05/01/07                          500              550
                                                                                        19,416
Electronics - 0.6%
         Fisher Scientific International, 8.00%, 09/01/13              500              535
         Sanmina-SCI Corp., 10.375%, 01/15/10                          1,000            1,145
                                                                                        1,680
Entertainment - 2.5%
         Alliance Atlantis Communications Inc., 13.00%, 12/15/09       2,065            2,271
         Argosy Gaming Co., 9.00%, 09/01/11                            1,000            1,104
         Capitol Records Inc., 8.375%, 08/15/09 (e)                    300              323
         Intrawest Corp., 7.50%, 10/15/13                              500              489
         Six Flags Inc.
         9.50%, 02/01/09 (l)                                           1,000            1,028
         8.875%, 02/01/10 (l)                                          200              198
         Steinway Musical Instruments, 8.75%, 04/15/11                 1,000            1,080
                                                                                        6,493

Environmental Control - 1.1%
         Allied Waste North America
         5.75%, 02/15/11 (e)                                           450              426
         7.875%, 04/15/13                                              500              523
         6.125%, 02/15/14 (e)                                          800              732
         IESI Corp., 10.25%, 06/15/12                                  1,000            1,090
                                                                                        2,771
Food - 3.0%
         Ahold Finance USA Inc., 8.25%, 07/15/10                       1,000            1,055
         B&G Foods Inc., 9.625%, 08/01/07                              500              509
         Del Monte Corp.
         9.25%, 05/15/11                                               1,000            1,092
         8.625%, 12/15/12                                              500              539
         Delhaize America Inc.
         8.125%, 04/15/11                                              1,500            1,636
         9.00%, 04/15/31                                               200              220
         Dole Food Co. Inc., 8.875%, 03/15/11                          600              635
         Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11 (l)        300              255
         Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)             1,000            965
         Smithfield Foods Inc., 8.00%, 10/15/09                        500              539
         Stater Brothers Holdings, 8.125%, 06/15/12 (e)                400              402
                                                                                        7,847
 Forest Products & Paper - 4.1%
         Abitibi-Consolidated Inc.
         8.55%, 08/01/10 (l)                                           2,000            2,108
         8.85%, 08/01/30                                               500              487
         Cascades Inc., 7.25%, 02/15/13                                500              498
         Fort James Corp., 6.875%, 09/15/07                            1,000            1,050
         Georgia-Pacific Corp.
         8.125%, 05/15/11 (l)                                          1,000            1,105
         9.375%, 02/01/13 (l)                                          1,000            1,145
         8.875%, 05/15/31                                              500              534
         Millar Western Forest Products Ltd., 7.75%, 11/15/13          350              354
         Norske Skog Canada Ltd., 8.625%, 06/15/11                     1,475            1,563
         Tembec Industries Inc.
         8.625%, 06/30/09 (l)                                          43               44
         8.50%, 02/01/11 (l)                                           1,957            1,976
                                                                                        10,864
Healthcare - 2.5%
         Ardent Health Services Inc., 10.00%, 08/15/13                 400              428
         Coventry Health Care Inc., 8.125%, 02/15/12                   483              529
         HCA Inc.
         6.25%, 02/15/13 (l)                                           1,200            1,193
         7.69%, 06/15/25                                               1,350            1,339
         7.50%, 11/06/33                                               500              492
         IASIS Healthcare LLC, 8.75%, 06/15/14 (e)                     800              818
         Tenet Healthcare Corp., 6.50%, 06/01/12 (l)                   1,300            1,131
         Triad Hospitals Inc., 7.00%, 11/15/13 (l)                     600              570
                                                                                        6,500
Holding Companies - Diversified - 0.2%
         Stena AB, 7.50%, 11/01/13                                     500              494

Home Builders - 2.6%
         Beazer Homes USA Inc., 8.375%, 04/15/12 (l)                   1,155            1,219
         K Hovnanian Enterprises Inc.
         7.75%, 05/15/13 (l)                                           500              499
         6.375%, 12/15/14 (e)                                          1,000            915
         Meritage Corp., 9.75%, 06/01/11                               300              330
         Ryland Group Inc., 9.125%, 06/15/11 (l)                       1,000            1,100
         Schuler Homes Inc., 10.50%, 07/15/11 (l)                      1,500            1,711
         Toll Corp., 8.25%, 02/01/11                                   500              540
         WCI Communities Inc., 10.625%, 02/15/11                       500              554
                                                                                        6,868

Household Products - 0.6%
         Johnsondiversey Holdings Inc., (Step-Up Bond),
         10.67%, 05/15/13                                              2,000            1,540

Insurance - 0.5%
         Fairfax Financial Holdings Ltd., 8.30%, 04/15/26 (l)          1,500            1,328

Iron & Steel - 0.3%
         AK Steel Corp., 7.75%, 06/15/12 (l)                           300              271
         United States Steel Corp., 9.75%, 05/15/10                    379              419
                                                                                        690
Leisure Time - 0.8%
         Royal Caribbean Cruises Ltd., 6.75%, 03/15/08 (l)             2,000            2,070

Lodging - 4.7%
         Ameristar Casinos Inc., 10.75%, 02/15/09                      2,000            2,280
         Boyd Gaming Corp., 7.75%, 12/15/12                            1,000            1,010
         Hilton Hotels Corp., 8.25%, 02/15/11 (l)                      1,000            1,113
         Mandalay Resort Group, 10.25%, 08/01/07 (l)                   750              833
         MGM MIRAGE, 9.75%, 06/01/07 (l)                               2,000            2,185
         Park Place Entertainment Corp.
         8.875%, 09/15/08                                              1,000            1,085
         8.125%, 05/15/11 (l)                                          1,000            1,060
         Premier Entertainment Biloxi LLC, 10.75%, 02/01/12 (e)        600              630
         Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12                                              1,000            1,070
         Venetian Casino Resort LLC, 11.00%, 06/15/10                  1,000            1,155
                                                                                        12,421
Machinery - 1.0%
         AGCO Corp., 9.50%, 05/01/08                                   538              586
         Case New Holland Inc., 9.25%, 08/01/11 (e)                    1,200            1,260
         Manitowoc Co., 7.125%, 11/01/13 (l)                           200              200
         Terex Corp., 10.375%, 04/01/11 (l)                            500              558
                                                                                        2,604
Manufacturing - 2.5%
         Avondale Mills Inc., 10.25%, 07/01/13                         155              93
         Bombardier Inc., 6.75%, 05/01/12 (e)                          1,000            902
         Tyco International Group SA
         6.75%, 02/15/11                                               1,500            1,630
         7.00%, 06/15/28 (l)                                           3,700            3,928
                                                                                        6,553
Media - 8.7%
         American Media Operation Inc., 8.875%, 01/15/11 (l)           425              411
         CanWest Media Inc., 10.625%, 05/15/11                         500              561
         Charter Communications Holdings LLC, 10.00%, 04/01/09         2,000            1,670
         Charter Communications Operating LLC,
         8.00%, 04/30/12 (e)                                           500              484
         Corus Entertainment Inc., 8.75%, 03/01/12                     1,068            1,141
         CSC Holdings Inc.
         7.625%, 04/01/11                                              2,000            2,005
         7.875%, 02/15/18                                              1,000            952
         Dex Media East LLC
         9.875%, 11/15/09                                              1,250            1,403
         12.125%, 11/15/12 (l)                                         500              584
         Dex Media West LLC, 9.875%, 08/15/13                          1,000            1,098
         DIRECTV Holdings LLC, 8.375%, 03/15/13                        1,000            1,106
         Echostar DBS Corp., 6.375%, 10/01/11                          1,000            985
         Hollinger International Publishing Inc., 9.00%, 12/15/10      1,000            1,155
         Houghton Mifflin Co.
         8.25%, 02/01/11                                               270              270
         9.875%, 02/01/13                                              340              340
         Mediacom Capital Corp., 9.50%, 01/15/13 (l)                   1,982            1,913
         Primedia Inc., 8.00%, 05/15/13 (e)                            1,500            1,410
         Rogers Cable Inc., 6.25%, 06/15/13                            1,000            941
         Rogers Cablesystems Ltd., 10.00%, 03/15/05                    1,100            1,142
         Shaw Communications Inc., 7.20%, 12/15/11                     500              517
         Sun Media Corp., 7.625%, 02/15/13                             1,000            1,020
         Vivendi Universal SA, 9.25%, 04/15/10                         1,500            1,773
                                                                                        22,881
Mining - 0.8%
         Peabody Energy Corp., 6.875%, 03/15/13 (l)                    750              759
         USEC Inc., 6.625%, 01/20/06                                   500              495
         Vale Overseas Ltd., 8.25%, 01/17/34 (l)                       950              827
                                                                                        2,081
Office & Business Equipment - 1.2%
         General Binding Corp., 9.375%, 06/01/08                       2,000            2,068
         Xerox Corp., 9.75%, 01/15/09 (g) (l)                          1,000            1,137
                                                                                        3,205
Oil & Gas Producers - 3.9%
         Chesapeake Energy Corp., 8.125%, 04/01/11                     1,000            1,080
         Denbury Resources Inc., 7.50%, 04/01/13                       1,000            1,005
         El Paso CGP Co., 7.75%, 06/15/10 (l)                          1,500            1,354
         El Paso Production Holding Co., 7.75%, 06/01/13               500              459
         Evergreen Resources Inc., 5.875%, 03/15/12 (e)                500              505
         Giant Industries Inc., 8.00%, 05/15/14                        150              150
         Newfield Exploration Co., 7.625%, 03/01/11                    975              1,058
         Parker Drilling Co., 9.625%, 10/01/13                         500              519
         Pioneer Natural Resources Co., 7.50%, 04/15/12                1,000            1,132
         Premcor Refining Group Inc., 9.50%, 02/01/13                  300              346
         Tesoro Petroleum Corp.
         8.00%, 04/15/08 (l)                                           150              160
         9.00%, 07/01/08                                               2,000            2,060
         Vintage Petroleum Inc., 8.25%, 05/01/12                       500              530
                                                                                        10,358
Oil & Gas Services - 0.3%
         Key Energy Services Inc., 6.375%, 05/01/13                    500              472
         Universal Compression Inc., 7.25%, 05/15/10 (l)               200              207
                                                                                        679
Packaging & Containers - 3.2%
         Berry Plastics Corp., 10.75%, 07/15/12                        1,300            1,443
         Crown Cork & Seal Co. Inc., 7.375%, 12/15/26                  1,500            1,245
         Graphic Packaging International Corp., 9.50%, 08/15/13        1,250            1,356
         Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12      1,000            1,040
         Kappa Beheer BV, 10.625%, 07/15/09                            800              836
         Owens-Brockway, 8.875%, 02/15/09                              1,000            1,080
         Owens-Illinois Inc., 8.10%, 05/15/07 (l)                      1,000            1,030
         Solo Cup Co., 8.50%, 02/15/14 (e) (l)                         500              465
                                                                                        8,495
Pharmaceuticals - 0.8%
         AmerisourceBergen Corp., 8.125%, 09/01/08                     400              431
         Omnicare Inc., 8.125%, 03/15/11                               1,500            1,605
                                                                                        2,036
Pipelines - 4.7%
         ANR Pipeline Co., 8.875%, 03/15/10                            1,000            1,093
         Dynegy Holdings Inc.
         9.875%, 07/15/10 (e)                                          500              538
         10.125%, 07/15/13 (e) (l)                                     1,500            1,623
         El Paso Corp.
         6.75%, 05/15/09 (l)                                           500              453
         7.875%, 06/15/12 (l)                                          2,000            1,795
         7.75%, 01/15/32 (l)                                           1,700            1,364
         Southern Natural Gas Co., 8.875%, 03/15/10                    500              546
         Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12        1,500            1,694
         Transmontaigne Inc., 9.125%, 06/01/10                         500              515
         Williams Cos Inc.
         8.625%, 06/01/10 (l)                                          225              248
         7.125%, 09/01/11 (l)                                          1,000            1,015
         8.125%, 03/15/12 (l)                                          500              534
         8.75%, 03/15/32                                               1,000            1,000
                                                                                        12,418
Real Estate - 1.8%
         Choctaw Resort Development Enterprise, 9.25%, 04/01/09        2,000            2,150
         Felcor Lodging LP, 10.00%, 09/15/08 (l)                       925              976
         Host Marriott Corp., 7.875%, 08/01/08                         214              219
         Host Marriott LP, 7.125%, 11/01/13                            1,050            1,029
         Meristar Hospitality Corp., 9.125%, 01/15/11 (l)              450              455
                                                                                        4,829
Retail - 3.3%
         Domino's Inc., 8.25%, 07/01/11                                250              265
         Gap Inc., 10.55%, 12/15/08 (g) (l)                            500              605
         J.C. Penney Co. Inc.
         8.25%, 08/15/22                                               350              364
         7.125%, 11/15/23 (l)                                          500              513
         7.40%, 04/01/37                                               1,000            1,055
         Michaels Stores Inc., 9.25%, 07/01/09                         1,000            1,095
         Petro Stopping Centers LP, 9.00%, 02/15/12 (e) (l)            500              495
         Saks Inc.
         7.50%, 12/01/10                                               630              655
         7.00%, 12/01/13                                               294              290
         Toys R US Inc., 7.875%, 04/15/13 (l)                          1,000            1,004
         Tricon Global Restaurants Inc., 8.875%, 04/15/11              2,000            2,413
                                                                                        8,754
Semiconductors - 0.8%
         Amkor Technology Inc., 7.75%, 05/15/13 (l)                    1,000            948
         Fairchild Semiconductor International Inc.,
         10.50%, 02/01/09                                              1,000            1,087
                                                                                        2,035
Telecommunications - 4.2%
         Charter Communication Holdings LLC,
         10.25%, 09/15/10 (l)                                          1,000            1,008
         Inmarsat Finance Plc, 7.625%, 06/30/12 (e)                    100              97
         Insight Midwest Capital Inc., 9.75%, 10/01/09 (l)             500              528
         Insight Midwest LP/Insight Capital Inc.,
         10.50%, 11/01/10 (e) (l)                                      500              545
         NTL Cable Plc, 8.75%, 04/15/14 (e) (l)                        600              615
         PanAmSat Corp., 8.50%, 02/01/12                               500              568
         Qwest Corp.
         5.625%, 11/15/08                                              1,500            1,466
         7.50%, 06/15/23                                               1,800            1,588
         Qwest Services Corp.
         13.00%, 12/15/07 (e) (l)                                      1,500            1,710
         13.50%, 12/15/10 (e)                                          2,500            2,905
                                                                                        11,030
Telecommunications Equipment - 0.4%
         Nortel Networks Ltd., 6.125%, 02/15/06 (l)                    1,000            1,005

Tobacco - 1.0%
         DIMON Inc., 9.625%, 10/15/11                                  1,820            1,838
         RJ Reynolds Tobacco Holdings Inc., 7.25%, 06/01/12            700              679
                                                                                        2,517
Transportation - 0.5%
         Teekay Shipping Corp., 8.875%, 07/15/11                       1,100            1,217

Wireless Telecommunications - 2.4%
         Crown Castle International Corp.
         9.375%, 08/01/11 (l)                                          500              550
         10.75%, 08/01/11 (l)                                          1,000            1,119
         Nextel Communications Inc.
         6.875%, 10/31/13                                              500              496
         7.375%, 08/01/15                                              1,000            1,010
         Rogers Cantel Inc., 9.75%, 06/01/16                           200              227
         Rogers Wireless Communications Inc.
         9.625%, 05/01/11                                              1,000            1,122
         6.375%, 03/01/14 (e)                                          500              460
         Triton PCS Inc.
         9.375%, 02/01/11 (l)                                          999              854
         8.75%, 11/15/11 (l)                                           500              413
                                                                                        6,251

         Total Corporate Bonds (cost $229,557)                                          238,065

Short Term Investments - 7.3%
Money Market Funds - 7.3%
         Dreyfus Cash Management Plus, 1.14% (a)                       13,091           13,091
         Dreyfus Government Cash Management, 0.96% (a)                 6,435            6,435

         Total Short Term Investments (cost $19,526)                                    19,526

Total Investments - 98.1% (cost $249,089)                                               257,625
Other Assets and Liabilities, Net - 1.9%                                                4,968
Total Net Assets - 100%                                                                 $262,593

JNL/PPM AMERICA MONEY MARKET FUND
Commercial Paper - 97.1%
Banks - 1.1%
         Royal Bank of Scotland, 1.08%, 07/09/04                       $2,000           $2,000

Diversified Financial Services - 96.0%
         American Express Credit Corp., 1.03%, 07/23/04                9,500            9,494
         American General Finance Corp.
         1.13%, 08/02/04                                               1,000            999
         1.29%, 08/23/04                                               8,400            8,384
         American Honda Finance Corp., 1.20%, 07/28/04                 7,500            7,493
         Bank of Nova Scotia, 1.02%, 07/06/04                          8,000            7,999
         BMW US Capital Corp., 1.26%, 07/26/04                         9,000            8,992
         Chevron Texaco Corp., 1.10%, 07/16/04                         8,000            7,996
         Citigroup Global Markets Holding Inc.
         1.03%, 07/01/04                                               7,900            7,900
         1.04%, 07/01/04                                               1,000            1,000
         Countrywide Home Loans, 1.32%, 07/20/04                       9,000            8,994
         Diageo Capital Plc, 1.23%, 09/02/04                           7,400            7,384
         E.I. du Pont de Nemours & Co.
         1.04%, 07/16/04                                               1,000            1,000
         1.15%, 07/19/04                                               1,500            1,499
         Gannet Co., 1.03%, 07/19/04                                   9,500            9,495
         General Electric Capital Corp.
         1.11%, 07/21/04                                               8,000            7,995
         1.24%, 07/21/04                                               1,000            999
         Goldman Sachs Group Inc.
         1.06%, 07/19/04                                               4,000            3,998
         1.35%, 08/25/04                                               5,000            4,990
         Household Finance Corp., 1.20%, 07/15/04                      9,400            9,396
         Merrill Lynch & Co. Inc., 1.45%, 07/01/04                     9,000            9,000
         Pfizer Inc.
         1.05%, 07/08/04                                               1,000            1,000
         1.05%, 07/12/04                                               2,000            1,999
         1.06%, 07/16/04                                               1,000            1,000
         1.09%, 07/26/04                                               1,000            999
         1.28%, 08/25/04                                               3,000            2,994
         Proctor & Gamble Co., 1.13%, 07/12/04                         2,000            1,999
         Royal Bank of Scotland
         1.07%, 07/13/04                                               4,000            3,999
         1.05%, 07/14/04                                               1,100            1,100
         1.13%, 08/06/04                                               2,300            2,297
         Sara Lee Corp.
         1.08%, 07/01/04                                               3,000            3,000
         1.11%, 07/02/04                                               3,000            3,000
         1.27%, 07/02/04                                               1,500            1,500
         Target Corp., 1.30%, 07/07/04                                 9,000            8,998
         UBS Finance LLC
         1.03%, 07/01/04                                               9,000            9,000
         1.07%, 07/15/04                                               1,500            1,499
         1.03%, 07/19/04                                               8,200            8,196
                                                                                        177,586

         Total Commercial Paper (cost $179,586)                                         179,586

Money Market Funds - 4.5%
         Dreyfus Cash Management Plus, 1.14% (a)                       8,282            8,282

         Total Money Market Funds (cost $8,282)                                         8,282

Total Investments - 101.6% (cost $187,868)                                              187,868
Other Assets and Liabilities, Net -  (1.6%)                                             (2,969)
Total Net Assets - 100%                                                                 $184,899

JNL/PPM AMERICA VALUE FUND
Common Stocks - 99.7%
Aerospace & Defense - 1.8%
         United Technologies Corp.                                     30               $2,717

Apparel - 3.6%
         Liz Claiborne Inc.                                            64               2,317
         V.F. Corp.                                                    58               2,834
                                                                                        5,151
Auto Manufacturers - 3.0%
         Ford Motor Co. (l)                                            146              2,288
         General Motors Corp. (l)                                      44               2,031
                                                                                        4,319
Auto Parts & Equipment - 1.5%
         Delphi Corp.                                                  197              2,106

Banks - 6.7%
         Bank of America Corp.                                         40               3,350
         Banknorth Group Inc.                                          42               1,364
         Wachovia Corp.                                                64               2,844
         Wells Fargo & Co.                                             36               2,055
                                                                                        9,613
Building Materials - 1.8%
         Masco Corp. (l)                                               80               2,507

Chemicals - 4.8%
         Ashland Inc.                                                  56               2,974
         PPG Industries Inc.                                           27               1,687
         Sherwin-Williams Co.                                          52               2,152
                                                                                        6,813
Computers - 2.0%
         Hewlett-Packard Co.                                           133              2,800

Diversified Financial Services - 6.9%
         Citigroup Inc.                                                77               3,561
         Fannie Mae                                                    48               3,440
         JPMorgan Chase & Co.                                          76               2,943
                                                                                        9,944
Electric - 5.2%
         Dominion Resources Inc. (l)                                   42               2,656
         FirstEnergy Corp.                                             76               2,851
         NiSource Inc. (l)                                             92               1,903
                                                                                        7,410
Food - 3.5%
         Kroger Co. (b)                                                161              2,938
         Sara Lee Corp.                                                91               2,087
                                                                                        5,025
Forest Products & Paper - 1.6%
         MeadWestvaco Corp.                                            76               2,240

Healthcare - 4.1%
         HCA Inc. (l)                                                  71               2,940
         WellPoint Health Networks Inc. (b)                            26               2,890
                                                                                        5,830
Home Furnishings - 1.5%
         Maytag Corp.                                                  90               2,194

Household Products - 1.9%
         Fortune Brands Inc.                                           35               2,670

Insurance - 9.6%
         American International Group Inc.                             43               3,072
         Cigna Corp.                                                   27               1,872
         Hartford Financial Services Group Inc.                        46               3,183
         Lincoln National Corp.                                        61               2,887
         Radian Group Inc.                                             58               2,797
                                                                                        13,811
Iron & Steel - 1.7%
         Nucor Corp.                                                   31               2,372

Leisure Time - 1.5%
         Brunswick Corp.                                               53               2,162

Manufacturing - 3.5%
         Cooper Industries Ltd. - Class A                              37               2,204
         General Electric Co.                                          87               2,809
                                                                                        5,013
Oil & Gas Producers - 7.0%
         ChevronTexaco Corp.                                           31               2,946
         ConocoPhillips                                                39               2,945
         Kerr-McGee Corp.                                              17               909
         Occidental Petroleum Corp.                                    66               3,170
                                                                                        9,970
Pharmaceuticals - 3.6%
         AmerisourceBergen Corp. (l)                                   36               2,170
         Merck & Co. Inc.                                              63               3,012
                                                                                        5,182
Retail - 5.3%
         Federated Department Stores Inc.                              58               2,833
         Home Depot Inc.                                               56               1,971
         Sears Roebuck & Co.                                           73               2,760
                                                                                        7,564
Savings & Loans - 4.0%
         Sovereign Bancorp. Inc. (l)                                   133              2,937
         Washington Mutual Inc.                                        74               2,852
                                                                                        5,789
Software - 1.8%
         Computer Associates International Inc.                        93               2,618

Telecommunications - 6.5%
         BellSouth Corp.                                               81               2,132
         SBC Communications Inc.                                       106              2,573
         Sprint Corp. - FON Group                                      112              1,964
         Verizon Communications Inc.                                   72               2,602
                                                                                        9,271
Tobacco - 2.3%
         Altria Group Inc.                                             66               3,313

Transportation - 3.0%
         Burlington Northern Santa Fe Corp.                            76               2,672
         CSX Corp.                                                     51               1,678
                                                                                        4,350

         Total Common Stocks (cost $130,191)                                            142,754

Short Term Investments - 0.8%
Money Market Funds - 0.8%
         Dreyfus Cash Management Plus, 1.14% (a)                       1,172            1,172

         Total Short Term Investments (cost $1,172)                                     1,172

Total Investments - 100.5% (cost $131,363)                                              143,926
Other Assets and Liabilities, Net -  (0.5%)                                             (775)
Total Net Assets - 100%                                                                 $143,151

JNL/PUTNAM EQUITY FUND
Common Stocks - 99.8%
Aerospace & Defense - 2.8%
         Boeing Co.                                                    19               $966
         Lockheed Martin Corp.                                         55               2,864
         Rockwell Collins Inc.                                         3                114
         United Technologies Corp.                                     5                457
                                                                                        4,401
Airlines - 1.0%
         Southwest Airlines Co.                                        92               1,540

Auto Parts & Equipment - 0.2%
         Lear Corp.                                                    6                342

Banks - 7.5%
         Bank of America Corp.                                         9                779
         Bank of New York Co. Inc.                                     31               907
         Comerica Inc.                                                 10               522
         Commerce Bancorp. Inc. (l)                                    45               2,453
         Fifth Third Bancorp.                                          45               2,410
         US Bancorp.                                                   120              3,304
         Wells Fargo & Co.                                             12               710
         Zions Bancorp.                                                8                473
                                                                                        11,558
Beverages - 0.7%
         Anheuser-Busch Cos. Inc.                                      2                111
         Coca-Cola Co.                                                 17               861
         PepsiCo Inc.                                                  2                89
                                                                                        1,061
Biotechnology - 1.5%
         Amgen Inc. (b)                                                40               2,166
         Biogen Idec Inc. (b)                                          1                80
                                                                                        2,246
Building Materials - 0.7%
         Masco Corp. (l)                                               35               1,101

Chemicals - 0.2%
         E.I. du Pont de Nemours & Co.                                 4                187
         PPG Industries Inc.                                           1                63
                                                                                        250
Commercial Services - 1.5%
         ChoicePoint Inc. (b)                                          13               607
         Iron Mountain Inc. (b)                                        12               555
         McKesson Corp.                                                1                29
         Rent-A-Center Inc. (b)                                        37               1,099
                                                                                        2,290
Computers - 3.4%
         Dell Inc. (b)                                                 47               1,672
         EMC Corp. (b)                                                 15               170
         Hewlett-Packard Co.                                           81               1,702
         International Business Machines Corp.                         1                62
         Lexmark International Inc. (b)                                5                502
         Sandisk Corp. (b)                                             49               1,061
                                                                                        5,169
Cosmetics & Personal Care - 0.3%
         Avon Products Inc.                                            3                138
         Colgate-Palmolive Co.                                         2                140
         Procter & Gamble Co.                                          3                187
                                                                                        465
Diversified Financial Services - 15.3%
         Bear Stearns Cos. Inc.                                        6                498
         Capital One Financial Corp. (l)                               37               2,506
         Charles Schwab Corp.                                          47               453
         Citigroup Inc.                                                148              6,874
         Countrywide Financial Corp.                                   21               1,496
         Fannie Mae                                                    18               1,270
         Freddie Mac                                                   97               6,108
         Lehman Brothers Holdings Inc.                                 9                677
         MBNA Corp.                                                    79               2,032
         Providian Financial Corp. (b)                                 97               1,417
                                                                                        23,329
Electric - 0.3%
         Edison International                                          5                121
         Entergy Corp.                                                 2                95
         Exelon Corp.                                                  4                127
         PG&E Corp. (b)                                                4                109
         Sierra Pacific Resources (b) (l)                              9                68
                                                                                        520
Electrical Components & Equipment - 0.1%
         American Power Conversion Corp.                               6                120

Electronics - 0.1%
         Fisher Scientific International (b)                           1                29
         Flextronics International Ltd. (b)                            5                81
         Waters Corp. (b)                                              1                34
                                                                                        144
Food - 0.7%
         Dean Foods Co. (b)                                            28               1,030
         Safeway Inc. (b)                                              2                48
                                                                                        1,078
Healthcare - 5.5%
         Baxter International Inc.                                     2                65
         Guidant Corp.                                                 -                11
         HCA Inc.                                                      15               607
         Inamed Corp. (b)                                              1                38
         Johnson & Johnson                                             91               5,047
         Manor Care Inc.                                               1                20
         Medtronic Inc.                                                30               1,437
         UnitedHealth Group Inc.                                       19               1,164
                                                                                        8,389
Home Builders - 1.4%
         Lennar Corp.                                                  22               970
         NVR Inc. (b)                                                  2                1,017
         Pulte Homes Inc.                                              2                83
                                                                                        2,070
Insurance - 4.2%
         ACE Ltd.                                                      55               2,325
         Cigna Corp.                                                   19               1,335
         Everest Re Group Ltd.                                         29               2,306
         XL Capital Ltd.                                               6                461
                                                                                        6,427
Internet - 0.7%
         CheckFree Corp. (b)                                           24               723
         eBay Inc. (b)                                                 1                129
         Yahoo! Inc. (b)                                               4                145
                                                                                        997
Investment Companies - 0.4%
         SPDR Trust Series 1 (l)                                       5                607

Leisure Time - 1.1%
         Harley-Davidson Inc.                                          20               1,226
         Royal Caribbean Cruises Ltd.                                  12               508
                                                                                        1,734
Lodging - 0.9%
         Harrah's Entertainment Inc.                                   25               1,331

Manufacturing - 3.6%
         3M Co.                                                        1                126
         Dover Corp.                                                   2                79
         General Electric Co.                                          18               577
         Illinois Tool Works Inc. (l)                                  8                786
         ITT Industries Inc.                                           13               1,104
         Tyco International Ltd.                                       86               2,859
                                                                                        5,531
Media - 2.4%
         Comcast Corp. - Special Class A (b) (l)                       6                157
         EchoStar Communications Corp. (b)                             34               1,050
         Fox Entertainment Group Inc. (b)                              3                72
         Liberty Media Corp. (b)                                       73               658
         Liberty Media International Inc. - Class A (b)                4                138
         Viacom Inc. - Class B                                         44               1,574
                                                                                        3,649
Mining - 1.0%
         Aggregate Industries Plc                                      181              269
         Alcoa Inc.                                                    15               509
         BHP Billiton Plc                                              66               764
                                                                                        1,542
Office & Business Equipment - 0.7%
         Xerox Corp. (b) (l)                                           76               1,108

Oil & Gas Producers - 5.5%
         Amerada Hess Corp.                                            8                665
         Apache Corp.                                                  3                139
         Canadian Natural Resources Ltd. (l)                           23               701
         Exxon Mobil Corp.                                             121              5,359
         GlobalSantaFe Corp.                                           22               580
         Noble Corp. (b)                                               25               955
                                                                                        8,399
Pharmaceuticals - 8.0%
         Abbott Laboratories                                           20               822
         AmerisourceBergen Corp.                                       10               622
         Cardinal Health Inc.                                          18               1,230
         Eli Lilly & Co.                                               1                85
         Express Scripts Inc. - Class A (b)                            13               1,038
         Forest Laboratories Inc. (b)                                  35               1,985
         Gilead Sciences Inc. (b)                                      -                20
         Merck & Co. Inc.                                              19               907
         Pfizer Inc.                                                   144              4,948
         Teva Pharmaceutical Industries Ltd. - ADR                     8                530
                                                                                        12,187
Real Estate - 1.1%
         Equity Office Properties Trust                                30               803
         General Growth Properties Inc.                                29               860
                                                                                        1,663
Retail - 7.8%
         Autozone Inc. (b)                                             13               1,017
         Bed Bath & Beyond Inc. (b)                                    34               1,319
         Costco Wholesale Corp.                                        14               563
         CSK Auto Corp. (b)                                            4                70
         Family Dollar Stores Inc.                                     43               1,302
         Home Depot Inc.                                               10               338
         Kohl's Corp. (b)                                              28               1,184
         Lowe's Cos. Inc.                                              54               2,856
         Michaels Stores Inc.                                          1                43
         Ross Stores Inc.                                              15               407
         Staples Inc.                                                  56               1,652
         Starbucks Corp. (b)                                           1                52
         Target Corp.                                                  1                59
         Wal-Mart Stores Inc.                                          22               1,139
                                                                                        12,001
Savings & Loans - 0.5%
         Washington Mutual Inc.                                        18               699

Semiconductors - 3.4%
         Analog Devices Inc.                                           6                264
         Intel Corp.                                                   150              4,150
         Linear Technology Corp.                                       17               663
         Micron Technology Inc. (b)                                    7                109
                                                                                        5,186
Software - 7.6%
         Adobe Systems Inc.                                            14               642
         BMC Software Inc. (b)                                         50               928
         Fiserv Inc. (b)                                               3                97
         Microsoft Corp.                                               295              8,431
         Oracle Corp. (b)                                              127              1,517
         Siebel Systems Inc. (b)                                       3                30
         Veritas Software Corp. (b)                                    1                33
                                                                                        11,678
Telecommunications - 0.7%
         Level 3 Communications Inc. (b) (l)                           190              673
         SBC Communications Inc.                                       9                216
         Verizon Communications Inc.                                   6                230
                                                                                        1,119
Telecommunications Equipment - 3.1%
         Cisco Systems Inc. (b)                                        169              4,005
         Harris Corp.                                                  -                -
         Nokia Oyj - ADR                                               28               406
         Nortel Networks Corp. (b)                                     81               403
                                                                                        4,814
Tobacco - 2.1%
         Altria Group Inc.                                             64               3,211

Toys & Hobbies - 0.5%
         Mattel Inc.                                                   38               695

Transportation - 1.3%
         Canadian National Railway Co.                                 19               823
         Union Pacific Corp.                                           20               1,196
                                                                                        2,020

         Total Common Stocks (cost $139,865)                                            152,671

Short Term Investments - 0.5%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       1                1
Repurchase Agreement - 0.5%
         Repurchase Agreement with Goldman Sachs and Co.,
         1.50%, (Collateralized by $745 Federal Home
         Loan Bank Discount Note, due 07/28/04,
         market value $933) acquired on 06/30/04, due
         07/01/04 at $726                                              $726             726

         Total Short Term Investments (cost $727)                                       727

Total Investments - 100.3% (cost $140,592)                                              153,398
Other Assets and Liabilities, Net -  (0.3%)                                             (443)
Total Net Assets - 100%                                                                 $152,955

JNL/PUTNAM INTERNATIONAL EQUITY FUND
Common Stocks - 96.1%
Advertising - 1.2%
         WPP Group Plc                                                 101              $1,024

Airlines -  0.6%
         Singapore Airlines Ltd.                                       86               559

Auto Manufacturers - 5.2%
         Bayerische Motoren Werke AG (l)                               8                345
         Honda Motor Co. Ltd.                                          25               1,205
         Peugeot SA                                                    4                233
         Renault SA                                                    9                685
         Toyota Motor Corp.                                            54               2,183
                                                                                        4,651
Banks - 17.0%
         Allied Irish Banks Plc                                        33               512
         Australia & New Zealand Banking Group Ltd.                    3                38
         Banco Bilbao Vizcaya Argentaria SA (l)                        7                90
         Banco Itau Holding Financeira SA - ADR                        4                173
         Bank of Ireland                                               24               319
         Barclays Plc                                                  141              1,201
         BNP Paribas SA                                                15               938
         Canadian Imperial Bank of Commerce (l)                        9                444
         Credit Agricole SA                                            2                44
         Credit Suisse Group (b)                                       37               1,298
         Danske Bank A/S                                               29               687
         DBS Group Holdings Ltd.                                       72               602
         HSBC Holdings Plc                                             85               1,268
         Mitsubishi Tokyo Financial Group Inc.                         -                463
         Oversea-Chinese Banking Corp. Ltd.                            64               450
         Principal Office Fund (b)                                     8                262
         Royal Bank of Scotland Group Plc                              56               1,603
         Sanpaolo IMI SpA                                              4                46
         Societe Generale (l)                                          8                647
         Sumitomo Mitsui Financial Group Inc.                          -                41
         UBS AG                                                        44               3,120
         UFJ Holdings Inc. (b)                                         -                216
         UniCredito Italiano SpA (l)                                   94               463
                                                                                        14,925
Beverages - 2.9%
         Diageo Plc                                                    152              2,053
         Interbrew (l)                                                 15               493
                                                                                        2,546
Building Materials - 1.2%
         CRH Plc                                                       46               976

Chemicals - 2.2%
         Air Liquide SA                                                -                40
         BASF AG (l)                                                   23               1,222
         Ciba Specialty Chemicals AG (b)                               9                616
         Shin-Etsu Chemical Co. Ltd.                                   1                25
                                                                                        1,903
Commercial Services - 1.3%
         Adecco SA (b) (l)                                             5                252
         Dai Nippon Printing Co. Ltd.                                  25               399
         Securitas AB (l)                                              40               502
                                                                                        1,153
Computers - 0.3%
         Compal Electronics Inc.                                       226              245

Cosmetics & Personal Care - 0.6%
         Kao Corp.                                                     23               554

Distribution & Wholesale - 0.2%
         Mitsui & Co. Ltd.                                             5                37

Diversified Financial Services - 2.7%
         Acom Co. Ltd.                                                 5                339
         Credit Saison Co. Ltd.                                        21               616
         Nomura Holdings Inc.                                          63               933
         ORIX Corp.                                                    5                538
                                                                                        2,426
Electric - 1.6%
         E.ON AG                                                       1                47
         Iberdrola SA (l)                                              50               1,061
         Kansai Electric Power Co. Inc.                                3                58
         Korea Electric Power Corp. - ADR                              19               171
         Scottish & Southern Energy Plc                                2                21
         Scottish Power Plc                                            2                16
         Tokyo Electric Power Co. Inc.                                 2                51
                                                                                        1,425
Electrical Components & Equipment - 3.3%
         Samsung Electronics Co. Ltd.                                  7                2,890

Electronics - 0.5%
         Koninklijke Philips Electronics NV                            12               322
         Omron Corp.                                                   4                91
                                                                                        413
Food - 3.7%
         Groupe Danone                                                 1                52
         Nestle SA                                                     10               2,587
         Tesco Plc                                                     72               345
         Woolworths Ltd.                                               36               282
                                                                                        3,266
Gas - 0.8%
         Tokyo Gas Co. Ltd.                                            199              707

Hand & Machine Tools - 0.1%
         Schneider Electric SA                                         1                55

Healthcare - 0.4%
         Synthes Inc.                                                  3                321

Holding Companies - Diversified - 0.4%
         LVMH Moet Hennessy Louis Vuitton SA (l)                       5                333
         Swire Pacific Ltd.                                            6                38
                                                                                        371
Household Products - 0.6%
         Reckitt Benckiser Plc                                         19               536

Insurance - 3.4%
         ACE Ltd.                                                      6                257
         Aegon NV                                                      23               277
         Allianz AG                                                    5                595
         Swiss Reinsurance                                             17               1,084
         XL Capital Ltd.                                               10               740
         Zurich Financial Services AG (b)                              -                62
                                                                                        3,015
Iron & Steel - 0.3%
         POSCO - ADR (l)                                               9                287

Lodging - 0.4%
         Accor SA                                                      9                378

Manufacturing - 2.3%
         Olympus Optical Co. Ltd.                                      25               472
         Siemens AG                                                    22               1,569
                                                                                        2,041
Media - 2.6%
         Mediaset SpA (l)                                              64               728
         News Corp. Ltd. - ADR (l)                                     5                193
         Singapore Press Holdings Ltd.                                 112              271
         Societe Television Francaise 1 (l)                            25               784
         VNU NV                                                        13               371
                                                                                        2,347
Metal Fabrication & Hardware - 0.9%
         SKF AB (l)                                                    23               827

Mining - 1.7%
         Aggregate Industries Plc                                      179              266
         BHP Billiton Plc                                              96               835
         Rio Tinto Plc                                                 19               447
                                                                                        1,548
Office & Business Equipment - 3.0%
         Canon Inc. (l)                                                45               2,371
         Ricoh Co. Ltd.                                                13               276
                                                                                        2,647
Oil & Gas Producers - 7.5%
         BP Plc                                                        178              1,571
         ENI-Ente Nazionale Idrocarburi SpA (l)                        3                52
         Imperial Oil Ltd.                                             7                305
         Nippon Oil Corp.                                              36               227
         Noble Corp. (b)                                               7                246
         Petroleo Brasileiro SA - Petrobras - ADR                      11               309
         Statoil ASA (l)                                               6                73
         Total Fina Elf SA                                             20               3,823
         YUKOS - ADR                                                   3                104
                                                                                        6,710
Packaging & Containers - 0.4%
         Amcor Ltd.                                                    73               355

Pharmaceuticals - 7.8%
         AstraZeneca Plc                                               51               2,272
         GlaxoSmithKline Plc                                           33               659
         Novartis AG                                                   34               1,498
         Roche Holding AG Genusschein                                  16               1,536
         Sankyo Co. Ltd.                                               -                9
         Yamanouchi Pharmaceutical Co. Ltd.                            29               982
                                                                                        6,956
Retail - 2.5%
         Aeon Co. Ltd.                                                 7                285
         Hennes & Mauritz AB - Class B (l)                             24               624
         Lawson Inc.                                                   4                161
         Pinault-Printemps-Redoute SA                                  4                371
         Swatch Group AG                                               8                205
         Swatch Group AG - Class B                                     4                570
                                                                                        2,216
Semiconductors - 1.1%
         Infineon Technologies AG (b)                                  4                56
         Rohm Co. Ltd.                                                 4                431
         Taiwan Semiconductor Manufacturing Co. Ltd.                   368              530
                                                                                        1,017
Telecommunications - 2.6%
         China Telecom Corp. Ltd.                                      1,346            470
         Deutsche Telekom AG (b)                                       4                79
         France Telecom SA                                             11               292
         Nippon Telegraph & Telephone Corp.                            -                518
         TDC A/S                                                       11               357
         Telecom Italia SpA                                            19               59
         Telefonica SA                                                 5                75
         Telefonos de Mexico SA de CV - ADR                            15               500
                                                                                        2,350
Telecommunications Equipment - 1.9%
         Nokia Oyj                                                     37               528
         Nortel Networks Corp. (b)                                     64               319
         Telefonaktiebolaget LM Ericsson (b)                           282              832
                                                                                        1,679
Tobacco - 1.4%
         Altadis SA (l)                                                24               736
         Japan Tobacco Inc.                                            -                466
                                                                                        1,202
Transportation - 2.6%
         Canadian National Railway Co.                                 16               688
         East Japan Railway Co.                                        -                864
         TPG NV                                                        33               757
                                                                                        2,309
Venture Capital - 0.7%
         3i Group Plc                                                  54               595

Water - 0.5%
         Veolia Environnement (l)                                      17               473

Wireless Telecommunications - 6.1%
         NTT DoCoMo Inc.                                               1                1,617
         SK Telecom Co. Ltd. - ADR (l)                                 27               562
         Vodafone Group Plc                                            1,500            3,285
                                                                                        5,464

         Total Common Stocks (cost $75,367)                                             85,399

Preferred Stocks - 0.3%
Auto Manufacturers - 0.3%
         Porsche AG                                                    -                261

Holding Companies - Diversified - 0.0%
         Singapore Press Holdings Ltd. (b)                             17               42
         Total Preferred Stocks (cost $295)                                             303

Mutual Funds - 1.0%
         iShares MSCI EAFE Index Fund                                  6                901

         Total Mutual Funds (cost $861)                                                 901

Warrants - 0.6%
Chemicals - 0.6%
         Reliance Industries, No Strike Price, Expiring 09/02/04 (e)   58               540

         Total Warrants (cost $591)                                                     540

Short Term Investments - 2.0%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       1                1
Repurchase Agreement - 2.0%
         Repurchase Agreement with Goldman Sachs and Co.,
         1.50%, (Collateralized by $1,795 Federal Home
         Loan Bank Discount Note, due 07/28/04,
         market value $2,248) acquired on 06/30/04,
         due 07/01/04 at $1,755                                        $1,755           1,755
         Total Short Term Investments (cost $1,756)                                     1,756

Total Investments - 100.0% (cost $78,870)                                               88,899
Other Assets and Liabilities, Net - 0.0%                                                (22)
Total Net Assets - 100%                                                                 $88,877

JNL/PUTNAM MIDCAP GROWTH FUND
Common Stocks - 99.2%
Advertising - 1.2%
         Getty Images Inc. (b)                                         5                $282
         Interpublic Group of Cos. Inc. (b)                            8                103
                                                                                        385
Aerospace & Defense - 1.1%
         Rockwell Collins Inc.                                         3                93
         United Defense Industries Inc. (b)                            6                221
                                                                                        314
Apparel - 1.3%
         Coach Inc. (b)                                                9                389

Auto Parts & Equipment - 1.1%
         Autoliv Inc.                                                  8                346

Biotechnology - 2.8%
         Biogen Idec Inc. (b)                                          7                468
         Charles River Laboratories International Inc. (b)             1                49
         Invitrogen Corp. (b)                                          5                360
                                                                                        877
Building Materials - 1.7%
         American Standard Cos. Inc. (b)                               8                311
         Vulcan Materials Co.                                          4                209
                                                                                        520
Commercial Services - 2.1%
         Alliance Data Systems Corp. (b)                               4                161
         Apollo Group Inc. (b)                                         3                264
         Career Education Corp. (b)                                    4                173
         Corporate Executive Board Co.                                 1                64
                                                                                        662
Computers - 8.5%
         CACI International Inc. - Class A (b)                         4                150
         Cognizant Technology Solutions Corp. (b)                      7                169
         Lexar Media Inc. (b) (l)                                      12               77
         Lexmark International Inc. (b)                                7                656
         Network Appliance Inc. (b)                                    21               456
         Sandisk Corp. (b)                                             31               672
         Storage Technology Corp. (b)                                  17               481
                                                                                        2,661
Cosmetics & Personal Care - 1.1%
         Alberto-Culver Co. - Class B                                  7                328

Distribution & Wholesale - 1.0%
         CDW Corp.                                                     3                204
         SCP Pool Corp.                                                2                104
                                                                                        308
Diversified Financial Services - 5.8%
         Ameritrade Holding Corp. (b)                                  11               119
         Bear Stearns Cos. Inc.                                        4                346
         Capital One Financial Corp. (l)                               5                348
         Doral Financial Corp.                                         5                173
         Legg Mason Inc.                                               5                428
         Nelnet Inc. (b)                                               11               1921
         Providian Financial Corp. (b)                                 14               210
                                                                                        1,815
Electronics - 0.5%
         Benchmark Electronics Inc. (b)                                6                167

Entertainment - 0.4%
         International Game Technology                                 3                127

Environmental Control - 0.7%
         Stericycle Inc. (b)                                           5                233

Food - 0.4%
         Whole Foods Market Inc.                                       1                124

Healthcare - 9.0%
         Advanced Medical Optics Inc. (b)                              -                -
         Anthem Inc. (b) (l)                                           2                197
         Biomet Inc. (b)                                               6                258
         C.R. Bard Inc.                                                11               606
         Gen-Probe Inc. (b)                                            5                251
         Idexx Laboratories Inc. (b)                                   3                195
         Inamed Corp. (b)                                              3                182
         Kinetic Concepts Inc. (b)                                     3                125
         Laboratory Corp. of America Holdings (b)                      4                147
         Respironics Inc. (b)                                          3                147
         St. Jude Medical Inc. (b)                                     3                235
         Varian Medical Systems Inc. (b)                               2                150
         WellPoint Health Networks Inc. (b)                            2                258
         Wright Medical Group Inc. (b)                                 2                74
                                                                                        2,825
Home Builders - 1.2%
         NVR Inc. (b)                                                  1                387

Home Furnishings - 2.1%
         Harman International Industries Inc.                          4                319
         Whirlpool Corp.                                               5                322
                                                                                        641
Household Products - 3.3%
         Fossil Inc. (b)                                               6                166
         Scotts Co. - Class A (b)                                      3                179
         Toro Co.                                                      7                462
         Yankee Candle Co. Inc. (b)                                    8                232
                                                                                        1,039
Insurance - 1.8%
         Everest Re Group Ltd.                                         3                225
         W.R. Berkley Corp.                                            8                337
                                                                                        562
Internet - 2.7%
         Symantec Corp. (b)                                            14               595
         VeriSign Inc. (b)                                             13               262
                                                                                        858
Investment Companies - 0.4%
         Midcap SPDR Trust Series 1                                    1                56
         Nasdaq-100 Index Tracking Stock (l)                           2                60
                                                                                        116
Leisure Time - 0.5%
         Harley-Davidson Inc. (l)                                      2                149

Machinery - 3.3%
         Briggs & Stratton Corp.                                       5                441
         Graco Inc.                                                    1                16
         IDEX Corp. (l)                                                9                323
         Terex Corp. (b)                                               7                242
                                                                                        1,022
Manufacturing - 0.8%
         ITT Industries Inc.                                           3                241

Media - 0.4%
         XM Satellite Radio Holdings Inc. - Class A (b)                4                115

Metal Fabrication & Hardware - 0.5%
         Precision Castparts Corp.                                     3                142

Office Furnishings - 0.9%
         HNI Corp.                                                     7                296

Oil & Gas Producers - 7.3%
         Amerada Hess Corp.                                            7                562
         Burlington Resources Inc.                                     7                268
         Chesapeake Energy Corp.                                       8                116
         EOG Resources Inc.                                            11               681
         Newfield Exploration Co. (b)                                  4                245
         Pogo Producing Co.                                            4                173
         Sunoco Inc.                                                   4                248
                                                                                        2,293
Packaging & Containers - 0.4%
         Ball Corp.                                                    2                130

Pharmaceuticals - 7.3%
         Allergan Inc. (l)                                             2                160
         Amylin Pharmaceuticals Inc. (b)                               5                103
         Andrx Corp. (b)                                               9                237
         Barr Laboratories Inc. (b)                                    5                182
         Caremark Rx Inc. (b)                                          2                79
         Endo Pharmaceuticals Holdings Inc. (b)                        11               258
         Eon Labs Inc. (b)                                             10               405
         Impax Laboratories Inc. (b)                                   2                37
         King Pharmaceuticals Inc. (b)                                 14               164
         Medicis Pharmaceutical Corp. - Class A (l)                    8                308
         Mylan Laboratories Inc.                                       9                188
         Neurocrine Biosciences Inc. (b)                               3                156
                                                                                        2,277
Retail - 11.4%
         Abercrombie & Fitch Co. - Class A                             9                345
         Advance Auto Parts (b)                                        7                309
         Aeropostale Inc. (b)                                          8                227
         Autozone Inc. (b)                                             1                80
         Chico's FAS Inc. (b) (l)                                      3                122
         Claire's Stores Inc.                                          28               603
         Michaels Stores Inc.                                          6                347
         RadioShack Corp.                                              13               372
         Staples Inc.                                                  22               639
         Starbucks Corp. (b)                                           12               509
                                                                                        3,553
Semiconductors - 5.4%
         Agere Systems Inc. (b) (l)                                    115              265
         Altera Corp. (b)                                              5                116
         Integrated Device Technology Inc. (b)                         9                130
         International Rectifier Corp. (b)                             6                261
         Linear Technology Corp.                                       9                367
         Marvell Technology Group Ltd. (b)                             4                100
         Omnivision Technologies Inc. (b)                              5                72
         Sigmatel Inc. (b)                                             8                227
         Silicon Laboratories Inc. (b)                                 3                158
                                                                                        1,696
Software - 9.0%
         Adobe Systems Inc.                                            16               735
         Autodesk Inc.                                                 4                167
         BMC Software Inc. (b)                                         35               649
         Citrix Systems Inc. (b)                                       18               362
         Mercury Interactive Corp. (b) (l)                             5                229
         Siebel Systems Inc. (b)                                       33               354
         Veritas Software Corp. (b)                                    11               313
                                                                                        2,809
Telecommunications Equipment - 1.7%
         Corning Inc. (b) (l)                                          8                107
         Foundry Networks Inc. (b)                                     12               169
         Harris Corp.                                                  5                244
                                                                                        520
Transportation - 0.1%
         CNF Inc.                                                      1                33
         Total Common Stocks (cost $27,308)                                             30,960

Short Term Investments - 0.6%
Money Market Funds - 0.6%
         Dreyfus Cash Management Plus, 1.14% (a)                       203              203
         Total Short Term Investments (cost $203)                                       203

Total Investments - 99.8% (cost $27,511)                                                31,163
Other Assets and Liabilities, Net - 0.2%                                                59
Total Net Assets - 100%                                                                 $31,222

JNL/PUTNAM VALUE EQUITY FUND
Common Stocks - 98.7%
Aerospace & Defense - 3.1%
         Boeing Co.                                                    56               $2,846
         Lockheed Martin Corp.                                         53               2,755
         Northrop Grumman Corp.                                        21               1,138
                                                                                        6,739
Airlines - 0.3%
         Southwest Airlines Co.                                        40               674

Apparel - 0.5%
         Liz Claiborne Inc.                                            29               1,058

Banks - 7.7%
         Bank of America Corp.                                         75               6,362
         Bank of New York Co. Inc.                                     33               979
         State Street Corp.                                            25               1,246
         US Bancorp.                                                   118              3,241
         Wachovia Corp.                                                35               1,549
         Wells Fargo & Co.                                             65               3,720
                                                                                        17,097
Beverages - 1.0%
         Coca-Cola Co.                                                 45               2,262

Biotechnology - 0.4%
         Amgen Inc. (b)                                                18               982

Building Materials - 0.9%
         Masco Corp.                                                   64               2,008

Chemicals - 2.3%
         Dow Chemical Co.                                              80               3,236
         PPG Industries Inc.                                           28               1,768
                                                                                        5,004
Computers - 5.6%
         Dell Inc. (b)                                                 37               1,333
         Hewlett-Packard Co.                                           266              5,617
         International Business Machines Corp.                         43               3,799
         Lexmark International Inc. (b)                                10               946
         Sun Microsystems Inc. (b)                                     167              723
                                                                                        12,418
Cosmetics & Personal Care - 1.8%
         Colgate-Palmolive Co.                                         13               766
         Procter & Gamble Co.                                          58               3,179
                                                                                        3,945
Diversified Financial Services - 12.2%
         Citigroup Inc.                                                196              9,091
         Fannie Mae                                                    79               5,637
         Freddie Mac                                                   80               5,045
         JPMorgan Chase & Co.                                          131              5,059
         MBNA Corp.                                                    65               1,676
         Morgan Stanley                                                10               513
                                                                                        27,021
Electric - 2.4%
         Edison International                                          75               1,910
         Entergy Corp.                                                 10               555
         Exelon Corp.                                                  30               1,005
         PG&E Corp. (b)                                                63               1,755
                                                                                        5,225
Electrical Components & Equipment - 0.5%
         Emerson Electric Co.                                          17               1,068

Electronics - 0.5%
         Solectron Corp. (b)                                           167              1,080

Food - 1.0%
         ConAgra Foods Inc.                                            8                217
         Dean Foods Co. (b)                                            31               1,157
         General Mills Inc.                                            16               760
                                                                                        2,134
Healthcare - 3.0%
         Anthem Inc. (b)                                               8                690
         C.R. Bard Inc.                                                14               799
         Guidant Corp.                                                 10               552
         Johnson & Johnson                                             74               4,122
         Medtronic Inc.                                                11               551
                                                                                        6,714
Home Builders - 0.5%
         Pulte Homes Inc.                                              21               1,113

Home Furnishings - 1.0%
         Whirlpool Corp.                                               34               2,332

Household Products - 0.4%
         Avery Dennison Corp. (l)                                      12               787

Insurance - 4.5%
         ACE Ltd.                                                      52               2,186
         American International Group Inc.                             12               848
         Berkshire Hathaway Inc. - Class B (b)                         1                1,832
         Cigna Corp.                                                   8                564
         Radian Group Inc.                                             14               685
         St. Paul Cos. Inc.                                            47               1,915
         XL Capital Ltd.                                               26               1,970
                                                                                        10,000
Lodging - 0.3%
         Hilton Hotels Corp.                                           32               592

Manufacturing - 4.9%
         General Electric Co.                                          127              4,102
         Ingersoll-Rand Co. - Class A                                  29               1,988
         Tyco International Ltd.                                       143              4,722
                                                                                        10,812
Media - 2.4%
         EchoStar Communications Corp. (b)                             22               683
         Fox Entertainment Group Inc. (b)                              49               1,308
         Time Warner Inc. (b)                                          32               556
         Viacom Inc. - Class B                                         29               1,047
         Walt Disney Co.                                               65               1,657
                                                                                        5,251
Mining - 0.7%
         Alcoa Inc.                                                    50               1,648

Office & Business Equipment - 1.4%
         Xerox Corp. (b) (l)                                           207              3,004

Oil & Gas Producers - 6.7%
         Amerada Hess Corp.                                            11               863
         BP Plc - ADR                                                  12               643
         ChevronTexaco Corp.                                           40               3,793
         Exxon Mobil Corp.                                             214              9,513
                                                                                        14,812
Oil & Gas Services - 1.3%
         Halliburton Co.                                               73               2,215
         Varco International Inc. (b)                                  29               639
                                                                                        2,854
Pharmaceuticals - 9.4%
         Abbott Laboratories                                           103              4,206
         Bristol-Myers Squibb Co.                                      33               806
         Cardinal Health Inc.                                          39               2,704
         Express Scripts Inc. - Class A (b)                            23               1,799
         Forest Laboratories Inc. (b)                                  23               1,322
         King Pharmaceuticals Inc. (b)                                 107              1,219
         Pfizer Inc.                                                   254              8,704
                                                                                        20,760
Retail - 6.0%
         Darden Restaurants Inc.                                       28               574
         Home Depot Inc.                                               77               2,724
         J.C. Penney Co. Inc.                                          28               1,072
         Lowe's Cos. Inc.                                              30               1,598
         McDonald's Corp.                                              75               1,942
         Office Depot Inc. (b)                                         117              2,088
         Rite Aid Corp. (b)                                            211              1,102
         Wal-Mart Stores Inc.                                          39               2,074
                                                                                        13,174
Semiconductors - 1.7%
         Intel Corp.                                                   106              2,937
         Micron Technology Inc. (b)                                    48               741
                                                                                        3,678
Software - 5.1%
         Automatic Data Processing Inc.                                42               1,738
         Fiserv Inc. (b)                                               32               1,233
         Microsoft Corp.                                               242              6,906
         Oracle Corp. (b)                                              115              1,374
                                                                                        11,251
Telecommunications - 2.9%
         SBC Communications Inc.                                       65               1,569
         Verizon Communications Inc.                                   132              4,773
                                                                                        6,342
Telecommunications Equipment - 0.4%
         Cisco Systems Inc. (b)                                        41               974

Tobacco - 2.8%
         Altria Group Inc.                                             123              6,136

Toys & Hobbies - 0.7%
         Mattel Inc.                                                   84               1,535

Transportation - 1.4%
         Canadian National Railway Co.                                 29               1,255
         Union Pacific Corp.                                           33               1,944
                                                                                        3,199
Wireless Telecommunications - 1.0%
         Motorola Inc. (l)                                             126              2,303
         Total Common Stocks (cost $194,202)                                            217,986

Short Term Investments - 0.5%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       1                1
Repurchase Agreement - 0.5%
         Repurchase Agreement with Goldman Sachs and Co.,
         1.50%, (Collateralized by $1,225 Federal Home
         Loan Bank Discount Note, due 07/28/04,
         market value $1,534) acquired on 06/30/04,
         due 07/01/04 at $1,196                                        $1,196           1,196
         Total Short Term Investments (cost $1,197)                                     1,197

Total Investments - 99.2% (cost $195,399)                                               219,183
Other Assets and Liabilities, Net - 0.8%                                                1,815
Total Net Assets - 100%                                                                 $220,998


JNL/S&P AGGRESSIVE GROWTH FUND I
Mutual Funds - 99.9%
Aggressive Growth - 38.1%
         JNL/AIM Large Cap Growth Fund                                 918              $10,299
         JNL/Alger Growth Fund                                         658              10,001
         JNL/Alliance Capital Growth Fund                              374              3,829
         JNL/Eagle SmallCap Equity Fund                                334              6,040
         JNL/Lazard Mid Cap Value Fund                                 326              4,771
         JNL/Lazard Small Cap Value Fund                               513              7,102
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              1,732            14,257
         JNL/Oppenheimer Global Growth Fund                            1,258            13,111
         JNL/Oppenheimer Growth Fund                                   27               229
         JNL/Select Large Cap Growth Fund                              115              2,216
         JNL/T. Rowe Price Mid-Cap Growth Fund                         415              11,112
                                                                                        82,967
Greater Opportunity for Stability - 0.0%
         JNL/PPM America Money Market Fund                             79               79

Growth - 33.6%
         JNL/Eagle Core Equity Fund                                    1,795            25,442
         JNL/Mellon Capital Management Energy Sector Fund              131              2,128
         JNL/Mellon Capital Management International Index Fund        1,021            12,196
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   172              1,991
         JNL/Select Global Growth Fund                                 80               1,442
         JNL/T. Rowe Price Established Growth Fund                     1,743            29,926
                                                                                        73,125
Growth & Income - 17.7%
         JNL/PPM America Value Fund                                    786              12,173
         JNL/T. Rowe Price Value Fund                                  2,113            26,395
                                                                                        38,568
Income - 10.5%
         JNL/PIMCO Total Return Bond Fund                              1,096            12,895
         JNL/PPM America High Yield Bond Fund                          446              3,887
         JNL/Salomon Brothers Strategic Bond Fund                      524              5,971
                                                                                        22,753

         Total Mutual Funds (cost $203,950)                                             217,492

Total Investments - 99.9% (cost $203,950)                                               217,492
Other Assets and Liabilities, Net - 0.1%                                                240
Total Net Assets - 100%                                                                 $217,732

JNL/S&P CONSERVATIVE GROWTH FUND I
Mutual Funds - 99.9%
Aggressive Growth - 22.0%
         JNL/AIM Large Cap Growth Fund                                 1,847            $20,718
         JNL/Alger Growth Fund                                         1,324            20,132
         JNL/Alliance Capital Growth Fund                              541              5,537
         JNL/Lazard Mid Cap Value Fund                                 37               537
         JNL/Mellon Capital Management Enhanced S&P 500
          Stock Index Fund                                             3,524            29,006
         JNL/Oppenheimer Global Growth Fund                            1,079            11,244
         JNL/Oppenheimer Growth Fund                                   97               826
         JNL/Select Large Cap Growth Fund                              127              2,443
         JNL/T. Rowe Price Mid-Cap Growth Fund                         973              26,067
                                                                                        116,510
Greater Opportunity for Stability - 5.1%
         JNL/PPM America Money Market Fund                             27,215           27,215

Growth - 28.8%
         JNL/Eagle Core Equity Fund                                    3,823            54,169
         JNL/Mellon Capital Management International Index Fund        1,285            15,340
         JNL/Mellon Capital Management S&P 500 Index Fund              2,487            25,221
         JNL/Select Global Growth Fund                                 149              2,677
         JNL/T. Rowe Price Established Growth Fund                     3,215            55,207
                                                                                        152,614
Growth & Income - 14.4%
         JNL/PPM America Value Fund                                    1,648            25,513
         JNL/T. Rowe Price Value Fund                                  4,089            51,068
                                                                                        76,581
Income - 29.6%
         JNL/Mellon Capital Management Bond Index Fund                 1,381            14,441
         JNL/PIMCO Total Return Bond Fund                              4,917            57,874
         JNL/PPM America High Yield Bond Fund                          2,804            24,450
         JNL/Salomon Brothers Strategic Bond Fund                      4,039            46,006
         JNL/Salomon Brothers U.S. Government & Quality
         Bond Fund                                                     1,261            14,443
                                                                                        157,214

         Total Mutual Funds (cost $502,288)                                             530,134

Total Investments - 99.9% (cost $502,288)                                               530,134
Other Assets and Liabilities, Net - 0.1%                                                298
Total Net Assets - 100%                                                                 $530,432

JNL/S&P CORE INDEX 100 FUND
Mutual Funds - 99.8%
Aggressive Growth - 36.4%
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              1,318            $10,850
         JNL/Mellon Capital Management S&P 400 MidCap
         Index Fund                                                    177              2,151
         JNL/Mellon Capital Management Small Cap Index Fund            211              2,574
                                                                                        15,575
Greater Opportunity for Stability - 7.9%
         JNL/PPM America Money Market Fund                             3,381            3,381

Growth - 34.4%
         JNL/Mellon Capital Management International Index Fund        366              4,370
         JNL/Mellon Capital Management S&P 500 Index Fund              1,020            10,342
                                                                                        14,712
Income - 21.1%
         JNL/Mellon Capital Management Bond Index Fund                 865              9,047
         Total Mutual Funds (cost $37,959)                                              42,715

Total Investments - 99.8% (cost $37,959)                                                42,715
Other Assets and Liabilities, Net - 0.2%                                                68
Total Net Assets - 100%                                                                 $42,783

JNL/S&P CORE INDEX 50 FUND
Mutual Funds - 100.0%
Aggressive Growth - 43.2%
         JNL/AIM Large Cap Growth Fund                                 30               $341
         JNL/Alger Growth Fund                                         22               332
         JNL/Eagle SmallCap Equity Fund                                12               222
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              203              1,671
         JNL/Mellon Capital Management S&P 400 MidCap
         Index Fund                                                    46               553
         JNL/Mellon Capital Management Small Cap Index Fund            36               441
         JNL/Oppenheimer Global Growth Fund                            63               658
         JNL/T. Rowe Price Mid-Cap Growth Fund                         21               571
                                                                                        4,789
Growth - 47.7%
         JNL/Eagle Core Equity Fund                                    46               649
         JNL/Mellon Capital Management Communications
         Sector Fund                                                   24               106
         JNL/Mellon Capital Management Consumer Brands
         Sector Fund                                                   10               108
         JNL/Mellon Capital Management Energy Sector Fund              7                117
         JNL/Mellon Capital Management International Index Fund        56               673
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   9                110
         JNL/Mellon Capital Management S&P 500 Index Fund              218              2,213
         JNL/Mellon Capital Management Technology Sector Fund          18               110
         JNL/Select Global Growth Fund                                 18               332
         JNL/T. Rowe Price Established Growth Fund                     51               881
                                                                                        5,299
Growth & Income - 9.1%
         JNL/T. Rowe Price Value Fund                                  81               1,008
         Total Mutual Funds (cost $10,241)                                              11,096

Total Investments - 100.0% (cost $10,241)                                               11,096
Other Assets and Liabilities, Net - 0.0%                                                (1)
Total Net Assets - 100%                                                                 $11,095

JNL/S&P CORE INDEX 75 FUND
Mutual Funds - 100.0%
Aggressive Growth - 45.5%
         JNL/AIM Large Cap Growth Fund                                 47               $524
         JNL/Alger Growth Fund                                         22               341
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              438              3,608
         JNL/Mellon Capital Management S&P 400 MidCap
         Index Fund                                                    56               683
         JNL/Mellon Capital Management Small Cap Index Fund            56               682
         JNL/Oppenheimer Global Growth Fund                            97               1,013
         JNL/T. Rowe Price Mid-Cap Growth Fund                         33               880
                                                                                        7,731
Growth - 40.1%
         JNL/Eagle Core Equity Fund                                    35               501
         JNL/Mellon Capital Management Energy Sector Fund              11               181
         JNL/Mellon Capital Management International Index Fund        87               1,036
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   15               169
         JNL/Mellon Capital Management S&P 500 Index Fund              421              4,268
         JNL/T. Rowe Price Established Growth Fund                     40               679
                                                                                        6,834
Income - 14.4%
         JNL/Mellon Capital Management Bond Index Fund                 235              2,457
         Total Mutual Funds (cost $15,685)                                              17,022

Total Investments - 100.0% (cost $15,685)                                               17,022
Other Assets and Liabilities, Net - 0.0%                                                8
Total Net Assets - 100%                                                                 $17,030

JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I
Mutual Funds - 99.8%
Aggressive Growth - 40.3%
         JNL/AIM Large Cap Growth Fund                                 328              $3,678
         JNL/Alger Growth Fund                                         196              2,976
         JNL/Alliance Capital Growth Fund                              52               534
         JNL/Eagle SmallCap Equity Fund                                165              2,995
         JNL/Lazard Mid Cap Value Fund                                 221              3,238
         JNL/Lazard Small Cap Value Fund                               188              2,605
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              219              1,803
         JNL/Oppenheimer Global Growth Fund                            291              3,032
         JNL/Oppenheimer Growth Fund                                   14               115
         JNL/Select Large Cap Growth Fund                              13               255
         JNL/T. Rowe Price Mid-Cap Growth Fund                         142              3,790
                                                                                        25,021
Growth - 39.0%
         JNL/Eagle Core Equity Fund                                    411              5,822
         JNL/Mellon Capital Management Communications
         Sector Fund                                                   130              567
         JNL/Mellon Capital Management Consumer Brands
         Sector Fund                                                   54               580
         JNL/Mellon Capital Management Energy Sector Fund              39               633
         JNL/Mellon Capital Management International Index Fund        304              3,629
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   51               592
         JNL/Mellon Capital Management Technology Sector Fund          98               595
         JNL/Select Global Growth Fund                                 161              2,894
         JNL/T. Rowe Price Established Growth Fund                     519              8,903
                                                                                        24,215
Growth & Income - 20.5%
         JNL/PPM America Value Fund                                    234              3,622
         JNL/T. Rowe Price Value Fund                                  725              9,060
                                                                                        12,682

         Total Mutual Funds (cost $56,484)                                              61,918

Total Investments - 99.8% (cost $56,484)                                                61,918
Other Assets and Liabilities, Net - 0.2%                                                150
Total Net Assets - 100%                                                                 $62,068

JNL/S&P EQUITY GROWTH FUND I
Mutual Funds - 100.0%
Aggressive Growth - 42.1%
         JNL/AIM Large Cap Growth Fund                                 979              $10,984
         JNL/Alger Growth Fund                                         702              10,668
         JNL/Alliance Capital Growth Fund                              191              1,960
         JNL/Eagle SmallCap Equity Fund                                593              10,738
         JNL/Lazard Mid Cap Value Fund                                 774              11,329
         JNL/Lazard Small Cap Value Fund                               674              9,316
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              1,309            10,770
         JNL/Oppenheimer Global Growth Fund                            1,241            12,928
         JNL/Oppenheimer Growth Fund                                   52               439
         JNL/Select Large Cap Growth Fund                              34               652
         JNL/T. Rowe Price Mid-Cap Growth Fund                         511              13,691
                                                                                        93,475
Greater Opportunity for Stability - 0.1%
         JNL/PPM America Money Market Fund                             281              281

Growth - 39.3%
         JNL/Eagle Core Equity Fund                                    1,915            27,137
         JNL/Mellon Capital Management Energy Sector Fund              140              2,269
         JNL/Mellon Capital Management International Index Fund        1,090            13,009
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   183              2,122
         JNL/Mellon Capital Management Technology Sector Fund          351              2,132
         JNL/Select Global Growth Fund                                 490              8,818
         JNL/T. Rowe Price Established Growth Fund                     1,859            31,918
                                                                                        87,405
Growth & Income - 18.5%
         JNL/PPM America Value Fund                                    839              12,982
         JNL/T. Rowe Price Value Fund                                  2,254            28,149
                                                                                        41,131

         Total Mutual Funds (cost $203,398)                                             222,292

Total Investments - 100.0% (cost $203,398)                                              222,292
Other Assets and Liabilities, Net - 0.0%                                                108
Total Net Assets - 100%                                                                 $222,400

JNL/S&P MODERATE GROWTH FUND I
Mutual Funds - 100.1%
Aggressive Growth - 31.4%
         JNL/AIM Large Cap Growth Fund                                 2,880            $32,313
         JNL/Alger Growth Fund                                         2,066            31,409
         JNL/Alliance Capital Growth Fund                              878              8,990
         JNL/Eagle SmallCap Equity Fund                                873              15,807
         JNL/Lazard Mid Cap Value Fund                                 1,222            17,895
         JNL/Lazard Small Cap Value Fund                               1,880            25,997
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              5,644            46,447
         JNL/Oppenheimer Global Growth Fund                            3,286            34,242
         JNL/Oppenheimer Growth Fund                                   123              1,039
         JNL/Select Large Cap Growth Fund                              252              4,830
         JNL/T. Rowe Price Mid-Cap Growth Fund                         1,586            42,468
                                                                                        261,437
Greater Opportunity for Stability - 3.0%
         JNL/PPM America Money Market Fund                             24,708           24,708

Growth - 29.6%
         JNL/Eagle Core Equity Fund                                    5,965            84,521
         JNL/Mellon Capital Management International Index Fund        4,007            47,849
         JNL/Mellon Capital Management S&P 500 Index Fund              1,552            15,738
         JNL/Select Global Growth Fund                                 226              4,060
         JNL/T. Rowe Price Established Growth Fund                     5,472            93,951
                                                                                        246,119
Growth & Income - 14.4%
         JNL/PPM America Value Fund                                    2,571            39,797
         JNL/T. Rowe Price Value Fund                                  6,378            79,660
                                                                                        119,457
Income - 21.7%
         JNL/Mellon Capital Management Bond Index Fund                 1,437            15,027
         JNL/PIMCO Total Return Bond Fund                              6,159            72,497
         JNL/PPM America High Yield Bond Fund                          2,625            22,892
         JNL/Salomon Brothers Strategic Bond Fund                      4,855            55,296
         JNL/Salomon Brothers U.S. Government & Quality
         Bond Fund                                                     1,313            15,029
                                                                                        180,741

         Total Mutual Funds (cost $780,989)                                             832,462

Total Investments - 100.1% (cost $780,989)                                              832,462
Other Assets and Liabilities, Net -  (0.1%)                                             (489)
Total Net Assets - 100%                                                                 $831,973

JNL/S&P VERY AGGRESSIVE GROWTH FUND I
Mutual Funds - 99.7%
Aggressive Growth - 40.5%
         JNL/AIM Large Cap Growth Fund                                 384              $4,307
         JNL/Alger Growth Fund                                         229              3,483
         JNL/Alliance Capital Growth Fund                              59               605
         JNL/Eagle SmallCap Equity Fund                                116              2,103
         JNL/Lazard Mid Cap Value Fund                                 259              3,789
         JNL/Lazard Small Cap Value Fund                               271              3,751
         JNL/Mellon Capital Management Enhanced S&P 500
         Stock Index Fund                                              256              2,111
         JNL/Oppenheimer Global Growth Fund                            343              3,574
         JNL/Oppenheimer Growth Fund                                   19               165
         JNL/Select Large Cap Growth Fund                              14               271
         JNL/T. Rowe Price Mid-Cap Growth Fund                         196              5,238
                                                                                        29,397
Growth - 38.8%
         JNL/Eagle Core Equity Fund                                    481              6,815
         JNL/Mellon Capital Management Communications
         Sector Fund                                                   152              664
         JNL/Mellon Capital Management Consumer Brands
         Sector Fund                                                   63               679
         JNL/Mellon Capital Management Energy Sector Fund              46               742
         JNL/Mellon Capital Management International Index Fund        297              3,541
         JNL/Mellon Capital Management Pharmaceutical/Healthcare
         Sector Fund                                                   60               693
         JNL/Mellon Capital Management Technology Sector Fund          115              696
         JNL/Select Global Growth Fund                                 220              3,959
         JNL/T. Rowe Price Established Growth Fund                     607              10,424
                                                                                        28,213
Growth & Income - 20.4%
         JNL/PPM America Value Fund                                    274              4,240
         JNL/T. Rowe Price Value Fund                                  849              10,609
                                                                                        14,849

         Total Mutual Funds (cost $65,983)                                              72,459

Total Investments - 99.7% (cost $65,983)                                                72,459
Other Assets and Liabilities, Net - 0.3%                                                247
Total Net Assets - 100%                                                                 $72,706

JNL/SALOMON BROTHERS BALANCED FUND
Common Stocks - 59.6%
Agriculture - 0.1%
         Monsanto Co.                                                  -                $10

Auto Manufacturers - 0.2%
         DaimlerChrysler AG (f)                                        1                24

Banks - 5.9%
         Bank of America Corp.                                         3                232
         Bank of New York Co. Inc. (f)                                 9                262
         Mercantile Bankshares Corp.                                   1                37
         SunTrust Banks Inc. (l)                                       1                52
         Wachovia Corp.                                                4                187
                                                                                        770
Beverages - 2.8%
         Anheuser-Busch Cos. Inc.                                      2                103
         Coca-Cola Co.                                                 3                131
         PepsiCo Inc.                                                  2                129
                                                                                        363
Computers - 4.1%
         Hewlett-Packard Co.                                           5                102
         International Business Machines Corp. (f)                     3                282
         Sun Microsystems Inc. (b)                                     36               156
                                                                                        540
Cosmetics & Personal Care - 3.3%
         Colgate-Palmolive Co.                                         1                47
         Gillette Co.                                                  4                170
         Kimberly-Clark Corp.                                          1                59
         Procter & Gamble Co.                                          3                152
                                                                                        428
Diversified Financial Services - 5.5%
         American Express Co.                                          3                148
         JPMorgan Chase & Co. (f)                                      11               423
         Merrill Lynch & Co. Inc.                                      3                146
                                                                                        717
Electric - 0.2%
         American Electric Power Co. Inc.                              1                29

Food - 3.6%
         H.J. Heinz Co.                                                1                51
         Kroger Co. (b)                                                7                118
         Safeway Inc. (b) (f)                                          10               253
         Sara Lee Corp.                                                2                44
                                                                                        466
Healthcare - 1.4%
         Johnson & Johnson                                             3                178

Insurance - 6.4%
         Allstate Corp.                                                3                140
         American International Group Inc. (f)                         5                321
         Berkshire Hathaway Inc. - Class B (b)                         -                242
         Chubb Corp.                                                   1                55
         Cigna Corp.                                                   1                48
         Horace Mann Educators Corp.                                   2                28
                                                                                        834
Manufacturing - 1.8%
         Eastman Kodak Co. (l)                                         1                24
         General Electric Co.                                          7                217
                                                                                        241
Media - 2.3%
         Comcast Corp. - Class A (b)                                   3                74
         Liberty Media Corp. (b)                                       3                27
         Liberty Media International Inc. - Class A (b)                -                5
         The DIRECTV Group Inc. (b)                                    4                66
         Time Warner Inc. (b)                                          7                128
                                                                                        300
Mining - 1.1%
         Alcoa Inc.                                                    5                149

Oil & Gas Producers - 3.0%
         Amerada Hess Corp.                                            1                40
         BP Plc - ADR                                                  1                36
         Diamond Offshore Drilling Inc. (l)                            4                91
         Exxon Mobil Corp.                                             1                58
         Royal Dutch Petroleum Co. - NYS                               1                36
         Transocean Inc. (b)                                           5                139
                                                                                        400
Oil & Gas Services - 0.5%
         Schlumberger Ltd.                                             1                64

Pharmaceuticals - 4.5%
         Abbott Laboratories                                           4                179
         Bristol-Myers Squibb Co.                                      1                22
         Merck & Co. Inc.                                              2                71
         Pfizer Inc. (f)                                               8                274
         Wyeth                                                         1                47
                                                                                        593
Retail - 4.0%
         Costco Wholesale Corp.                                        2                78
         Federated Department Stores Inc.                              3                128
         Home Depot Inc.                                               5                166
         McDonald's Corp.                                              3                88
         Wal-Mart Stores Inc.                                          1                63
                                                                                        523
Semiconductors - 1.4%
         Intel Corp.                                                   1                19
         Texas Instruments Inc.                                        7                170
                                                                                        189
Software - 1.5%
         Microsoft Corp.                                               7                194

Telecommunications - 1.9%
         AT&T Corp.                                                    2                23
         SBC Communications Inc.                                       2                49
         Verizon Communications Inc.                                   5                183
                                                                                        255
Telecommunications Equipment - 1.5%
         Lucent Technologies Inc. (b)                                  53               198

Transportation - 0.6%
         Canadian National Railway Co.                                 1                61
         United Parcel Service Inc.                                    -                15
                                                                                        76
Wireless Telecommunications - 2.0%
         AT&T Wireless Services Inc. (b)                               9                123
         Motorola Inc. (l)                                             8                137
                                                                                        260

         Total Common Stocks (cost $7,382)                                              7,801

Preferred Stocks - 2.4%
Media - 2.4%
         News Corp. Ltd. - ADR                                         9                310

         Total Preferred Stocks (cost $236)                                             310

Corporate Bonds - 14.5%
Aerospace & Defense - 0.2%
         Goodrich Corp., 7.50%, 04/15/08                               $25              28
Asset Backed Securities - 3.1%
         Atlantic City Electric Transition Funding LLC,
         5.55%, 10/20/23                                               100              100
         Capital One Master Trust, 4.60%, 08/17/09                     100              102
         Household Automotive Trust, 1.73%, 12/17/07                   75               75
         Prime Credit Card Master Trust, 6.70%, 10/15/09               125              132
                                                                                        409
Auto Parts & Equipment - 0.4%
         Johnson Controls Inc., 5.00%, 11/15/06                        50               52

Banks - 0.6%
         Bank One Corp., 6.875%, 08/01/06                              35               378
         Standard Chartered Bank, 8.00%, 05/30/31 (e)                  35               41
                                                                                        79
Building Materials - 0.2%
         Masco Corp., 6.50%, 08/15/32                                  25               25

Chemicals - 0.2%
         Potash Corp., 4.875%, 03/01/13                                25               24

Diversified Financial Services - 3.0%
         Capital Bank One, 5.75%, 09/15/10 (l)                         25               26
         CIT Group Inc., 7.75%, 04/02/12 (l)                           25               29
         Countrywide Home Loans Inc., 4.00%, 03/22/11                  35               33
         Ford Motor Credit Co., 7.875%, 06/15/10                       50               54
         General Electric Capital Corp., 1.61%, 06/22/07               35               35
         General Motors Acceptance Corp., 6.875%, 09/15/11             40               41
         Household Finance Corp., 8.00%, 07/15/10                      35               41
         International Lease Finance Corp., 4.375%, 11/01/09           35               34
         Lehman Brothers Holdings Inc., 7.00%, 02/01/08                35               38
         Morgan Stanley, 4.75%, 04/01/14                               35               32
         SLM Corp., 1.24%, 01/25/07 (l)                                25               25
                                                                                        388
Electric - 0.2%
         Dominion Resources Inc., 6.25%, 06/30/12                      25               26

Food - 0.4%
         Kellogg Co., 6.60%, 04/01/11                                  30               33
         Safeway Inc., 7.25%, 02/01/31                                 25               26
                                                                                        59
Forest Products & Paper - 0.2%
         Domtar Inc., 5.375%, 12/01/13                                 25               24

Healthcare - 0.6%
         HCA Inc., 7.125%, 06/01/06                                    25               26
         UnitedHealth Group Inc., 4.75%, 02/10/14                      35               33
         WellPoint Health Networks, 6.375%, 06/15/06                   25               27
                                                                                        86
Home Builders - 0.2%
         MDC Holdings Inc., 5.50%, 05/15/13                            25               24

Insurance - 0.3%
         Unitrin Inc., 4.875%, 11/01/10                                35               35

Investment Companies - 0.3%
         Credit Suisse First Boston USA Inc., 4.625%, 01/15/08         35               36

Leisure Time - 0.3%
         Carnival Corp., 3.75%, 11/15/07                               35               35

Media - 0.6%
         AOL Time Warner Inc., 7.625%, 04/15/31                        25               28
         AT&T Broadband Corp., 8.375%, 03/15/13                        25               29
         COX Communications Inc., 7.75%, 11/01/10                      25               28
                                                                                        85
Mining - 0.4%
         Noranda Inc., 7.25%, 07/15/12 (l)                             25               25
         WMC Finance USA, 5.125%, 05/15/13                             25               24
                                                                                        49
Oil & Gas Producers - 1.1%
         Devon Financing Corp. ULC, 6.875%, 09/30/11                   25               27
         Precision Drilling Corp., 5.625%, 06/01/14                    25               25
         Tosco Corp., 8.125%, 02/15/30                                 35               43
         Valero Energy Corp., 7.50%, 04/15/32 (l)                      25               28
         XTO Energy Inc., 4.90%, 02/01/14 (l)                          25               24
                                                                                        147
Pharmaceuticals - 0.2%
         Wyeth, 5.50%, 03/15/13                                        35               34

Real Estate - 0.4%
         Boston Properties Inc., 6.25%, 01/15/13                       25               26
         EOP Operating LP, 6.75%, 02/15/08                             25               27
                                                                                        53
Retail - 0.3%
         Wal-Mart Stores Inc., 6.875%, 08/10/09                        35               39

Savings & Loans - 0.2%
         Independence Community Bank, 3.50%, 06/20/13                  25               24

Telecommunications - 0.5%
         Sprint Captial Corp., 8.375%, 03/15/12                        25               29
         Telecom Italia Capital SA, 5.25%, 11/15/13 (e)                35               34
                                                                                        63
Tobacco - 0.2%
         Universal Corp., 5.20%, 10/15/13                              25               24

Water - 0.2%
         United Utilities Plc, 4.55%, 06/19/18                         25               21

Wireless Telecommunications - 0.2%
         AT&T Wireless Services Inc., 8.75%, 03/01/31                  25               30

         Total Corporate Bonds (cost $1,909)                                            1,899

Government Securities - 20.0%
Sovereign - 0.4%
         Province of Ontario, 3.282%, 03/28/08                         50               49

U.S. Government Agencies - 12.3%
         Federal Home Loan Mortgage Corp., 5.00%, TBA (c)              100              96
         Federal National Mortgage Association
         4.50%, TBA (c)                                                50               49
         5.00%, TBA (c)                                                225              224
         5.50%, TBA (c)                                                240              241
         6.00%, TBA (c)                                                260              266
         6.50%, TBA (c)                                                125              130
         7.00%, TBA (c)                                                140              148
         6.25%, 02/01/11                                               150              161
         7.00%, 07/01/15                                               6                7
         6.50%, 07/01/28                                               28               29
         7.00%, 02/01/29                                               9                10
         8.00%, 08/01/30                                               14               15
         7.50%, 02/01/31                                               7                8
         Government National Mortgage Association, 5.50%, TBA (c)      225              225
                                                                                        1,609
U.S. Treasury Securities - 7.3% U.S. Treasury Bond
         6.125%, 08/15/29 (l)                                          125              137
         5.375%, 02/15/31 (l)                                          50               50
         U.S. Treasury Note
         5.875%, 11/15/04 (l)                                          350              356
         6.875%, 05/15/06 (l)                                          340              366
         3.25%, 01/15/09 (l)                                           40               39
         4.375%, 08/15/12 (l)                                          5                5
                                                                                        953
         Total Government Securities (cost $2,599)                                      2,611

Short Term Investments - 13.7%
Money Market Funds - 10.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       653              653
         Dreyfus Government Cash Management, 0.96% (a)                 653              653
                                                                                        1,306
Repurchase Agreement - 3.7%
         Repurchase Agreement with Mellon Trust, 0.41%, (Collateralized by $620
         Federal Home Loan Mortgage Corporation, 3.50%, due 06/15/23, market value $581) acquired on 06/30/04,
         due 07/01/04 at $487                                          $487             487
         Total Short Term Investments (cost $1,792)                                     1,793

Total Investments - 110.2% (cost $13,918)                                               14,414
Other Assets and Liabilities, Net -  (10.2%)                                            (1,334)
Total Net Assets - 100%                                                                 $13,080

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
Common Stocks - 4.2%
Computers - 0.0%
         Axiohm Transaction Solutions Inc. (b)                         1                $-

Food - 0.1%
         VFB LLC. (b)                                                  79               9

Home Furnishings - 0.0%
         Mattress Discounters Corp. Restricted (b)                     1                5

Household Products - 0.1%
         ContinentalAFA Dispensing Co. (b) (e)                         4                13

Media - 1.0%
         UnitedGlobalCom Inc. (b) (l)                                  18               128

Telecommunications - 1.6%
         NTL Inc. (b)                                                  4                216

Wireless Telecommunications - 1.4%
         Spectrasite Inc. (b)                                          4                190
         Total Common Stocks (cost $806)                                                561

Preferred Stocks - 0.6%
Wireless Telecommunications - 0.6%
         Alamosa Holdings Inc., 7.50% (l)                              -                74

         Total Preferred Stocks (cost $38)                                              74

Warrants - 0.1%
Retail - 0.0%
         Mattress Discounters Corp.,
         Strike Price $0.01, Expiring 07/15/07                         -                -

Textiles - 0.0%
         Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (l)   1                -

Wireless Telecommunications - 0.1%
         American Tower Corp., Strike Price $0.01, Expiring 08/01/08   -                7

         Total Warrants (cost $2)                                                       7

Corporate Bonds - 93.0%
Advertising - 1.8%
         RH Donnelley Finance Corp. I,
         10.875%, 12/15/12 (e) (l)                                     $75              87
         SITEL Corp., 9.25%, 03/15/06                                  150              147
                                                                                        234
Aerospace & Defense - 1.8%
         L-3 Communications Corp., 7.625%, 06/15/12                    150              158
         Sequa Corp., 9.00%, 08/01/09                                  75               80
         Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)              125              -
                                                                                        238
Airlines - 0.5%
         Continental Airlines Inc.
         7.25%, 11/01/05                                               25               21
         6.541%, 09/15/08                                              52               45
                                                                                        66
Apparel - 1.1%
         Levi Strauss & Co., 11.625%, 01/15/08 (l)                     155              152

Auto Parts & Equipment - 0.8%
         Breed Technologies Inc., 9.25%, 04/15/08 (i)                  100              -
         Keystone Automotive Operations Inc., 9.75%, 11/01/13 (e)      50               54
         TRW Automotive Inc., 9.375%, 02/15/13                         45               50
                                                                                        104
Chemicals - 9.4%
         Applied Extrusion Technologies Inc., 10.75%, 07/01/11 (l)     150              97
         Borden Chemical & Plastic, 9.50%, 05/01/05 (i)                85               -
         Compass Minerals Group Inc., 10.00%, 08/15/11                 75               83
         Equistar Chemicals LP/Equistar Funding Corp.,
         10.625%, 05/01/11 (l)                                         75               83
         ETHYL Corp., 8.875%, 05/01/10                                 95               100
         FMC Corp., 7.75%, 07/01/11                                    75               79
         Huntsman ICI Chemicals, 10.125%, 07/01/09 (l)                 75               77
         ISP Chemco Inc., 10.25%, 07/01/11                             100              111
         Lyondell Chemical Co., 11.125%, 07/15/12 (l)                  100              111
         Millennium America Inc., 9.25%, 06/15/08 (l)                  65               70
         Resolution Performance Products LLC, 8.00%, 12/15/09 (l)      100              104
         Rhodia SA, 7.625%, 06/01/10 (e) (l)                           100              91
         United Industries Corp., 9.875%, 04/01/09                     150              156
         Westlake Chemical Corp., 8.75%, 07/15/11                      75               81
                                                                                        1,243
Commercial Services - 1.2%
         Brand Services Inc., 12.00%, 10/15/12                         75               85
         Iron Mountain Inc., 8.625%, 04/01/13                          25               27
         Mail-Well I Corp., 9.625%, 03/15/12                           50               54
                                                                                        166
Distribution & Wholesale - 0.6%
         Wesco Distribution Inc., 9.125%, 06/01/08                     75               77

Diversified Financial Services - 1.7%
         Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)           123              -
         Alamosa Delaware Inc.,
         (Step-Up Bond), 12.00%, 07/31/09 (d) (l)                      102              99
         BCP Caylux Holdings Luxembourg SCA,
         9.625%, 06/15/14 (e) (l)                                      50               52
         Contifinancial Corp. Liquidating Trust, 06/15/00              115              2
         Sensus Metering Systems Inc., 8.625%, 12/15/13 (e)            75               72
                                                                                        225
Electric - 8.3%
         AES Corp.
         8.75%, 06/15/08 (l)                                           50               51
         9.375%, 09/15/10                                              50               52
         8.875%, 02/15/11 (l)                                          25               26
         Allegheny Energy Supply Statutory Trust 2001,
         10.25%, 11/15/07 (e)                                          75               81
         BRL Universal Equipment, 8.875%, 02/15/08                     150              161
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08 (l)        75               50
         Calpine Corp.
         8.75%, 07/15/07 (l)                                           25               18
         8.50%, 07/15/10 (e) (l)                                       100              83
         Edison Mission Energy Corp., 7.73%, 06/15/09                  125              122
         Mirant Americas Generation Inc.
         7.625%, 05/01/06 (i)                                          50               38
         9.125%, 05/01/31 (i)                                          100              75
         NRG Energy Inc., 8.00%, 12/15/13 (e)                          175              177
         Reliant Energy Inc., 9.50%, 07/15/13 (l)                      150              162
                                                                                        1,096
Electrical Components & Equipment - 0.6%
         Motors And Gears Inc., 10.75%, 11/15/06                       100              85

Electronics - 0.3%
         Muzak LLC, 10.00%, 02/15/09                                   50               44

Entertainment - 2.0%
         Argosy Gaming Co., 7.00%, 01/15/14 (e) (l)                    100              98
         Isle of Capri Casinos Inc., 7.00%, 03/01/14 (e)               100              93
         Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)              75               74
                                                                                        265
Environmental Control - 2.0%
         Allied Waste Inc., 9.25%, 09/01/12                            100              112
         Allied Waste North America, 7.375%, 04/15/14 (e) (l)          75               73
         Imco Recycling Inc., 10.375%, 10/15/10                        75               81
         Safety-Kleen Services, 9.25%, 06/01/08 (i)                    125              -
                                                                                        266
Food - 1.7%
         Ahold Lease USA Inc., 7.82%, 01/02/20                         71               70
         Doane Pet Care Co., 10.75%, 03/01/10                          100              105
         Nash Finch Co., 8.50%, 05/01/08 (l)                           50               50
                                                                                        225
Forest Products & Paper - 2.8%
         Abitibi-Consolidated Inc., 8.85%, 08/01/30                    75               73
         Bowater Inc., 6.50%, 06/15/13 (l)                             100              94
         Buckeye Technologies Inc.
         9.25%, 09/15/08 (l)                                           75               74
         8.00%, 10/15/10                                               25               23
         Tembec Industries Inc., 8.625%, 06/30/09 (l)                  100              101
                                                                                        365
Healthcare - 4.5%
         Ameripath Inc., 10.50%, 04/01/13                              75               76
         Extendicare Health Services Inc., 9.50%, 07/01/10             75               83
         Insight Health Services Corp., 9.875%, 11/01/11               75               80
         Psychiatric Solutions Inc., 10.625%, 06/15/13                 75               85
         Sola International Inc., 6.875%, 03/15/08                     75               76
         Tenet Healthcare Corp., 7.375%, 02/01/13 (l)                  125              113
         Vanguard Health Systems Inc., 9.75%, 08/01/11                 75               81
                                                                                        594
Holding Companies - Diversified - 0.6%
         JSG Funding Plc, 9.625%, 10/01/12                             75               82

Home Furnishings - 0.2%
         Applica Inc., 10.00%, 07/31/08                                21               21

Internet - 0.5%
         FTD Inc., 7.75%, 02/15/14                                     75               70

Iron & Steel - 1.3%
         AK Steel Corp., 7.875%, 02/15/09 (l)                          100              94
         Ispat Inland ULC, 9.75%, 04/01/14 (e)                         75               77
                                                                                        171
Leisure Time - 2.4%
         AMF Bowling Worldwide Inc., 10.00%, 03/01/10 (e)              100              102
         Icon Health & Fitness Corp., 11.25%, 04/01/12                 75               82
         Leslie's Poolmart Inc., 10.375%, 07/15/08                     125              128
                                                                                        312
Lodging - 3.3%
         John Q Hammons Hotels LP, 8.875%, 05/15/12                    100              108
         Park Place Entertainment Corp., 8.875%, 09/15/08              100              109
         Prime Hospitality Corp., 8.375%, 05/01/12                     50               52
         Sun International Hotels Ltd., 8.875%, 08/15/11               50               53
         Venetian Casino Resort LLC, 11.00%, 06/15/10                  100              116
                                                                                        438
Machinery - 1.0%
         Case New Holland Inc., 9.25%, 08/01/11 (e)                    50               52
         NMHG Holding Co., 10.00%, 05/15/09                            75               83
                                                                                        135
Manufacturing - 1.2%
         Blount Inc., 13.00%, 08/01/09                                 100              107
         Invensys Plc, 9.875%, 03/15/11 (e) (l)                        50               50
                                                                                        157
Media - 9.8%
         Cablevision Systems Corp., 8.00%, 04/15/12 (e)                50               49
         Charter Communications Holdings LLC
         10.75%, 10/01/09                                              75               64
         10.00%, 05/15/11                                              350              277
         CSC Holdings Inc., 10.50%, 05/15/16 (l)                       125              140
         Dex Media East LLC, 9.875%, 11/15/09                          50               56
         Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (e)           200              129
         Dex Media West LLC, 9.875%, 08/15/13                          100              110
         DIRECTV Holdings LLC, 8.375%, 03/15/13                        100              111
         Lodgenet Entertainment Corp., 9.50%, 06/15/13 (l)             75               82
         Mediacom Broadband LLC, 11.00%, 07/15/13 (l)                  50               53
         Nextmedia Operating Inc., 10.75%, 07/01/11                    125              140
         Radio One Inc., 8.875%, 07/01/11                              25               27
         Rogers Cable Inc., 8.75%, 05/01/32                            25               26
         Yell Finance BV, (Step-Up Bond), 13.50%, 08/01/11 (d) (l)     33               31
                                                                                        1,295
Oil & Gas Producers - 1.8%
         Magnum Hunter Resources Inc., 9.60%, 03/15/12                 125              137
         Vintage Petroleum Inc., 7.875%, 05/15/11                      100              103
                                                                                        240
Packaging & Containers - 5.5%
         Anchor Glass Container Corp., 11.00%, 02/15/13                75               85
         Berry Plastics Corp., 10.75%, 07/15/12                        125              139
         Plastipak Holdings Inc., 10.75%, 09/01/11                     100              108
         Pliant Corp., 11.125%, 09/01/09 (l)                           75               80
         Radnor Holdings Corp., 11.00%, 03/15/10 (l)                   100              85
         Stone Container Corp., 9.75%, 02/01/11                        125              138
         Tekni-Plex Inc., 12.75%, 06/15/10                             100              96
                                                                                        731
Pharmaceuticals - 1.1%
         aaiPharma Inc., (Step-Up Bond), 11.50%, 04/01/10 (d) (l)      75               62
         Vicar Operating Inc., 9.875%, 12/01/09                        75               83
                                                                                        145
Pipelines - 4.2%
         Dynegy Holdings Inc.
         9.875%, 07/15/10 (e)                                          50               53
         7.125%, 05/15/18                                              25               20
         7.625%, 10/15/26                                              125              97
         El Paso Corp., 7.75%, 01/15/32 (l)                            150              120
         Williams Cos. Inc.
         8.625%, 06/01/10 (l)                                          25               28
         7.625%, 07/15/19 (l)                                          50               48
         7.875%, 09/01/21                                              200              193
                                                                                        559
Real Estate - 1.0%
         Felcor Lodging LP, 10.00%, 09/15/08 (l)                       12               13
         Host Marriott Corp., 7.875%, 08/01/08                         14               14
         Host Marriott LP, 8.375%, 02/15/06                            50               53
         MeriStar Hospitality Operating Partnership LP,
         10.50%, 06/15/09 (l)                                          50               53
                                                                                        133
Retail - 5.3%
         Buffets Inc., 11.25%, 07/15/10                                75               77
         Cole National Group Inc., 8.625%, 08/15/07                    75               76
         Eye Care Centers of America, 9.125%, 05/01/08                 75               76
         Home Interiors & Gifts Inc., 10.125%, 06/01/08                175              173
         Jafra Cosmetics International Inc., 10.75%, 05/15/11          100              112
         Rite Aid Corp., 11.25%, 07/01/08 (l)                          75               83
         Saks Inc.
         9.875%, 10/01/11                                              25               29
         7.375%, 02/15/19                                              75               72
                                                                                        698
Telecommunications - 5.1%
         ACC Escrow Corp., 10.00%, 08/01/11                            25               21
         Cincinnati Bell Inc., 8.375%, 01/15/14 (l)                    100              89
         Insight Midwest Capital Inc.
         9.75%, 10/01/09 (l)                                           75               79
         10.50%, 11/01/10                                              25               27
         Qwest Services Corp.
         13.50%, 12/15/10 (e)                                          225              262
         14.00%, 12/15/14 (e)                                          50               60
         Telewest Communications Plc
         (Step-Up Bond), 9.25%, 04/15/09 (d) (i) (l)                   125              60
         (Step-Up Bond), 11.375%, 02/01/10 (d) (i) (l)                 180              79
                                                                                        677
Telecommunications Equipment - 1.4%
         Lucent Technologies Inc., 6.45%, 03/15/29 (l)                 175              135
         Nortel Networks Ltd., 6.125%, 02/15/06 (l)                    50               50
                                                                                        185
Transportation - 0.0%
         Holt Group, 9.75%, 01/15/06 (i)                               125              -

Wireless Telecommunications - 6.2%
         American Tower Corp., 9.375%, 02/01/09 (l)                    75               80
         American Tower Escrow Corp., (Step-Up Bond)
         7.767%, 08/01/08 (k)                                          35               25
         Crown Castle International Corp., 9.375%, 08/01/11            175              192
         Nextel Communications Inc., 7.375%, 08/01/15                  175              177
         SBA Communications Corp., 10.25%, 02/01/09 (l)                150              154
         SBA Telecommunications Inc., (Step-Up Bond)
         9.75%, 12/15/11                                               50               37
         Spectrasite Inc., 8.25%, 05/15/10                             50               52
         UbiquiTel Operating Co., 9.875%, 03/01/11 (e) (l)             100              100
                                                                                        817

         Total Corporate Bonds (cost $12,732)                                           12,311

Short Term Investments - 7.9%
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       1                1
U.S. Government Agencies - 7.9%
         Federal Home Loan Bank Discount Note, 1.25%, 07/01/04         1,042            1,042
         Total Short Term Investments (cost $1,043)                                     1,043

Total Investments - 105.7% (cost $14,621)                                               13,996
Other Assets and Liabilities, Net -  (5.7%)                                             (752)
Total Net Assets - 100%                                                                 $13,244

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
Common Stocks - 0.5%
Computers - 0.0%
         Axiohm Transaction Solutions Inc. (b)                         1                $-

Food - 0.0%
         VFB LLC. (b)                                                  79               9

Household Products - 0.0%
         ContinentalAFA Dispensing Co. (b) (e)                         9                26

Media - 0.1%
         UnitedGlobalCom Inc. (b)                                      46               334

Telecommunications - 0.2%
         NTL Inc. (b)                                                  8                485

Wireless Telecommunications - 0.1%
         Spectrasite Inc. (b)                                          6                258
         Total Common Stocks (cost $1,095)                                              1,112

Preferred Stocks - 0.1%
Holding Companies - Diversified - 0.0%
         TCR Holdings - Class B (b)                                    -                -
         TCR Holdings - Class C (b)                                    -                -
         TCR Holdings - Class D (b)                                    1                -
         TCR Holdings - Class E (b)                                    1                -
                                                                                        -
Wireless Telecommunications - 0.1%
         Alamosa Holdings Inc., 7.50% (l)                              -                182
         Total Preferred Stocks (cost $99)                                              182

Rights - 0.0%
Sovereign - 0.0%
         Venezuela Par Rights, 04/15/20                                4                -
         Total Rights (cost $0)                                                         -

Warrants - 0.0%
Textiles - 0.0%
         Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09 (l)   -                -
Wireless Telecommunications - 0.0%
         American Tower Corp., Strike Price $0.01, Expiring 08/01/08   -                28
         Total Warrants (cost $9)                                                       28


Corporate Bonds - 29.0%
Advertising - 0.3%
         Advanstar Communications Inc., 10.75%, 08/15/10               $175             194
         Interep National Radio Sales Inc., 10.00%, 07/01/08           100              83
         RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)           175              203
         SITEL Corp., 9.25%, 03/15/06                                  150              147
                                                                                        627
Aerospace & Defense - 0.3%
         Alliant Techsystems Inc., 8.50%, 05/15/11                     125              135
         Argo-Tech Corp., 9.25%, 06/01/11 (e)                          175              180
         L-3 Communications Corp., 7.625%, 06/15/12                    200              211
         Sequa Corp., 9.00%, 08/01/09                                  125              133
                                                                                        659
Agriculture - 0.1%
         Hines Nurseries Inc., 10.25%, 10/01/11                        200              218

Airlines - 0.1%
         Continental Airlines Inc.
         7.25%, 11/01/05                                               100              85
         6.541%, 09/15/08                                              136              117
                                                                                        202
Apparel - 0.1%
         Levi Strauss & Co.
         11.625%, 01/15/08 (l)                                         70               69
         12.25%, 12/15/12 (l)                                          255              251
                                                                                        320
Asset Backed Securities - 5.0%
         Amortizing Residential Collateral Trust, 2.62%, 08/25/32 (g)  750              754
         Argent NIM Trust, 4.70%, 07/25/34 (e)                         980              979
         Asset Backed Securities Corp. Home Equity Loan,
         3.1388%, 04/15/33 (g)                                         500              507
         Bayview Financial Acquisition Trust, 2.55%, 08/25/36 (e) (g)  1,000            991
         Bear Stearns Asset Backed Securities, 6.50%, 01/25/34 (e)     288              291
         Commercial Mortgage Asset Trust, 7.35%, 01/17/32              400              452
         Commercial Mortgage Pass-thru Trust,
         2.10%, 11/15/15 (e) (g)                                       480              481
         Countrywide Asset-Backed Certificates, 2.55%, 06/25/34        640              640
         CS First Boston Mortgage Securities Corp.,
         2.52%, 09/25/31 (g)                                           500              502
         First Consumers Master Trust
         5.80%, 12/15/05 (e)                                           36               35
         1.41%, 09/15/08 (g)                                           407              374
         Green Tree Financial Corp., 7.07%, 01/15/29                   958              1,005
         Merit Securities Corp., 2.60%, 09/28/32 (e) (g)               1,100            1,055
         Metris Master Trust
         2.18%, 07/21/08 (g)                                           375              375
         2.68%, 08/20/08 (g)                                           200              198
         2.36%, 11/20/09 (g)                                           700              645
         Mid-State Trust, 7.34%, 07/01/35                              460              483
         Novastar Home Equity Loan
         2.075%, 02/25/34                                              450              451
         2.92%, 02/25/34                                               220              225
         Residential Asset Securities Corp., 2.50%, 04/25/32 (g)       500              503
         Sail Net Interest Margin Notes
         6.75%, 04/27/33 (e)                                           135              134
         7.75%, 04/27/33 (e)                                           71               72
         5.00%, 04/27/34 (e)                                           647              646
                                                                                        11,798
Auto Parts & Equipment - 0.2%
         Breed Technologies Inc., 9.25%, 04/15/08 (i)                  250              -
         Eagle-Picher Industries Inc., 9.75%, 09/01/13                 200              215
         Tenneco Automotive Inc., 10.25%, 07/15/13 (l)                 100              113
         TRW Automotive Inc., 9.375%, 02/15/13                         179              202
                                                                                        530
Banks - 0.7%
         Bank of America Corp., 4.875%, 09/15/12 (l)                   525              511
         Corp. Andina De Fomento CAF, 6.875%, 03/15/12 (f)             550              591
         Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)              525              621
                                                                                        1,723
Building Materials - 0.1%
         Associated Materials Inc., (Step-Up Bond),
         11.25%, 03/01/14 (e) (l)                                      350              235

Chemicals - 1.5%
         Applied Extrusion Technologies Inc., 10.75%, 07/01/11 (l)     100              65
         Borden Chemical & Plastic, 9.50%, 05/01/05 (i)                140              -
         Compass Minerals Group Inc., 10.00%, 08/15/11                 150              167
         Equistar Chemicals LP/Equistar Funding Corp.,
         10.625%, 05/01/11 (l)                                         175              194
         ETHYL Corp., 8.875%, 05/01/10                                 225              237
         FMC Corp., 10.25%, 11/01/09                                   150              173
         Huntsman ICI Chemicals, 10.125%, 07/01/09 (l)                 250              255
         Huntsman International LLC, 9.875%, 03/01/09 (l)              100              108
         ISP Chemco Inc., 10.25%, 07/01/11                             225              250
         Lyondell Chemical Co., 11.125%, 07/15/12 (l)                  225              249
         Methanex Corp., 8.75%, 08/15/12 (l)                           175              197
         Millennium America Inc., 9.25%, 06/15/08 (l)                  250              269
         Potash Corp., 4.875%, 03/01/13                                425              407
         Resolution Performance Products Inc., 13.50%, 11/15/10 (l)    175              163
         Resolution Performance Products LLC, 9.50%, 04/15/10 (l)      100              103
         Rhodia SA, 7.625%, 06/01/10 (e) (l)                           225              204
         United Industries Corp., 9.875%, 04/01/09                     325              338
         Westlake Chemical Corp., 8.75%, 07/15/11                      200              217
                                                                                        3,596
Commercial Services - 0.2%
         Brand Services Inc., 12.00%, 10/15/12                         100              114
         Iron Mountain Inc., 8.625%, 04/01/13                          175              186
         Mail-Well I Corp.
         9.625%, 03/15/12 (l)                                          75               80
         7.875%, 12/01/13 (e) (l)                                      175              159
                                                                                        539
Computers - 0.1%
         Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)          125              131

Distribution & Wholesale - 0.1%
         Wesco Distribution Inc., 9.125%, 06/01/08                     200              206

Diversified Financial Services - 3.5%
         Airplanes Pass-Through Trust, 10.875%, 03/15/12 (i)           247              -
         Alamosa Delaware Inc., 11.00%, 07/31/10                       161              175
         Athena Neurosciences Finance LLC, 7.25%, 02/21/08             125              124
         BCP Caylux Holdings Luxembourg SCA,
         9.625%, 06/15/14 (e)                                          150              155
         Capital One Financial Corp., 7.25%, 05/01/06 (l)              800              849
         CIT Group Inc., 7.75%, 04/02/12 (l)                           550              627
         Contifinancial Corp. Liquidating Trust, 06/15/00              230              5
         Countrywide Home Loans Inc., 4.00%, 03/22/11 (f)              885              825
         Ford Motor Credit Co., 7.875%, 06/15/10                       375              408
         General Electric Capital Corp., 6.00%, 06/15/12 (f)           950              1,003
         General Motors Acceptance Corp., 6.875%, 09/15/11             425              436
         Hollinger Participation Trust, 12.125%, 11/15/10 (e)          212              247
         Household Finance Corp., 6.75%, 05/15/11 (f)                  675              738
         Huntsman ADV Materials, 11.00%, 07/15/10 (e) (l)              200              226
         International Lease Finance Corp., 4.375%, 11/01/09           325              319
         JPMorgan Chase & Co., 6.625%, 03/15/12                        700              757
         MBNA Corp., 4.625%, 09/15/08 (l)                              675              677
         Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12             525              565
         Sensus Metering Systems Inc., 8.625%, 12/15/13 (e)            250              240
                                                                                        8,377
Electric - 1.9%
         AES Corp.
         9.50%, 06/01/09 (l)                                           50               54
         9.375%, 09/15/10 (l)                                          125              133
         7.75%, 03/01/14 (l)                                           175              168
         Allegheny Energy Supply Statutory Trust 2001,
         10.25%, 11/15/07 (e)                                          250              269
         BRL Universal Equipment, 8.875%, 02/15/08                     75               80
         Calpine Canada Energy Finance ULC, 8.50%, 05/01/08 (l)        200              132
         Calpine Corp.
         8.75%, 07/15/07 (l)                                           25               18
         8.50%, 07/15/10 (e)                                           250              207
         Calpine Generating Co. LLC, 10.25%, 04/01/11 (e) (l)          125              113
         Duke Energy Corp., 4.20%, 10/01/08 (l)                        675              663
         Edison Mission Energy Corp., 9.875%, 04/15/11 (l)             350              365
         Entergy Gulf States Inc., 6.20%, 07/01/33 (f)                 600              553
         Mirant Americas Generation Inc., 9.125%, 05/01/31 (i)         250              188
         Mirant Americas Generation LLC, 8.30%, 05/01/11 (i)           300              225
         NRG Energy Inc., 8.00%, 12/15/13 (e)                          350              354
         Pinnacle West Capital Corp., 6.40%, 04/01/06                  675              709
         Reliant Energy Inc., 9.50%, 07/15/13 (l)                      350              377
                                                                                        4,608
Electronics - 0.1%
         Muzak Finance Corp., 9.875%, 03/15/09                         125              96
         Muzak LLC, 10.00%, 02/15/09                                   75               66
                                                                                        162
Entertainment - 0.2%
         Isle of Capri Casinos Inc., 7.00%, 03/01/14 (e)               250              232
         Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)              175              174
                                                                                        406
Environmental Control - 0.3%
         Allied Waste Inc., 9.25%, 09/01/12                            100              111
         Allied Waste North America
         8.875%, 04/01/08                                              100              110
         7.375%, 04/15/14 (e)                                          200              195
         Imco Recycling Inc., 10.375%, 10/15/10                        175              189
         Safety-Kleen Services, 9.25%, 06/01/08 (i)                    375              1
                                                                                        606
Food - 0.7%
         Ahold Lease USA Inc., 7.82%, 01/02/20                         47               47
         Del Monte Corp.
         9.25%, 05/15/11                                               100              108
         8.625%, 12/15/12                                              75               81
         Doane Pet Care Co.
         9.75%, 05/15/07                                               225              208
         10.75%, 03/01/10                                              25               26
         Kraft Foods Inc., 5.625%, 11/01/11                            215              219
         Nutritional Sourcing Corp., 10.125%, 08/01/09                 14               9
         Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)             175              169
         Safeway Inc., 7.25%, 02/01/31                                 350              369
         Swift & Co., 10.125%, 10/01/09 (l)                            200              214
         United Agri Products, 8.25%, 12/15/11 (e)                     220              245
                                                                                        1,695
Forest Products & Paper - 0.7%
         Bowater Canada Finance, 7.95%, 11/15/11                       150              156
         Bowater Inc., 6.50%, 06/15/13 (l)                             100              94
         Buckeye Technologies Inc.
         9.25%, 09/15/08 (l)                                           150              147
         8.00%, 10/15/10                                               75               69
         Domtar Inc., 5.375%, 12/01/13 (l)                             590              561
         Smurfit Capital Funding Plc, 7.50%, 11/20/25                  225              210
         Tembec Industries Inc., 8.625%, 06/30/09 (l)                  350              354
                                                                                        1,591
Healthcare - 1.3%
         Ameripath Inc., 10.50%, 04/01/13 (l)                          225              226
         Extendicare Health Services Inc., 9.50%, 07/01/10             150              166
         Genesis HealthCare Corp., 8.00%, 10/15/13 (e)                 225              230
         Humana Inc., 6.30%, 08/01/18                                  675              668
         Insight Health Services Corp., 9.875%, 11/01/11 (l)           150              161
         Medical Device Manufacturing Inc., 10.00%, 07/15/12 (e)       175              179
         Psychiatric Solutions Inc., 10.625%, 06/15/13                 150              171
         Sybron Dental Specialites Inc., 8.125%, 06/15/12              275              294
         Tenet Healthcare Corp.
         7.375%, 02/01/13 (l)                                          250              226
         9.875%, 07/01/14 (e) (l)                                      25               25
         6.875%, 11/15/31                                              75               59
         Vanguard Health Systems Inc., 9.75%, 08/01/11                 175              189
         WellPoint Health Networks, 6.375%, 01/15/12                   350              375
                                                                                        2,969
Holding Companies - Diversified - 0.0%
         Nebco Evans Holding Co., 12.375%, 07/15/07 (i)                350              -

Home Furnishings - 0.1%
         Applica Inc., 10.00%, 07/31/08                                64               65
         Sealy Mattress Co., 8.25%, 06/15/14 (e)                       175              176
                                                                                        241
Internet - 0.1%
         FTD Inc., 7.75%, 02/15/14                                     175              162

Iron & Steel - 0.2%
         AK Steel Corp., 7.875%, 02/15/09 (l)                          300              281
         Ispat Inland ULC, 9.75%, 04/01/14 (e)                         175              180
                                                                                        461
Leisure Time - 0.1%
         Equinox Holdings Inc., 9.00%, 12/15/09 (e) (l)                175              174
         Icon Health & Fitness Corp., 11.25%, 04/01/12                 100              109
                                                                                        283
Lodging - 0.6%
         Boyd Gaming Corp., 8.75%, 04/15/12                            225              239
         Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)       75               81
         Courtyard by Marriott, 10.75%, 02/01/08                       200              201
         John Q Hammons Hotels LP, 8.875%, 05/15/12 (l)                200              217
         Park Place Entertainment Corp., 8.125%, 05/15/11 (l)          125              133
         Prime Hospitality Corp., 8.375%, 05/01/12                     225              232
         Turning Stone Casino Resort Enterprise,
         9.125%, 12/15/10 (e)                                          175              183
         Venetian Casino Resort LLC, 11.00%, 06/15/10                  200              231
                                                                                        1,517
Machinery - 0.2%
         Case New Holland Inc., 9.25%, 08/01/11 (e)                    25               26
         Flowserve Corp., 12.25%, 08/15/10                             125              142
         Terex Corp., 10.375%, 04/01/11 (l)                            175              195
                                                                                        363
Manufacturing - 0.2%
         Blount Inc., 13.00%, 08/01/09                                 275              294
         Koppers Inc., 9.875%, 10/15/13                                125              137
                                                                                        431
Media - 2.0%
         AOL Time Warner Inc., 7.625%, 04/15/31                        325              351
         AT&T Broadband Corp., 8.375%, 03/15/13                        350              411
         Cablevision Systems Corp.
         5.59%, 04/01/09 (e)                                           300              308
         8.00%, 04/15/12 (e) (l)                                       200              197

         Charter Communications Holdings LLC
         8.25%, 04/01/07 (l)                                           125              114
         8.625%, 04/01/09 (l)                                          50               40
         10.75%, 10/01/09                                              50               42
         (Step-Up Bond), 11.75%, 01/15/10 (d)                          75               60
         10.00%, 05/15/11                                              550              436
         (Step-Up Bond), 11.75%, 05/15/11 (d)                          225              146
         (Step-Up Bond), 12.125%, 01/15/12 (d)                         75               45
         COX Communications Inc., 7.75%, 11/01/10 (f)                  730              828
         CSC Holdings Inc., 10.50%, 05/15/16 (l)                       75               84
         Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d) (e)       200              129
         Dex Media West LLC, 9.875%, 08/15/13                          200              220
         DIRECTV Holdings LLC, 8.375%, 03/15/13                        200              221
         Houghton Mifflin Co., (Step-Up Bond) 11.50%, 10/15/13         125              66
         Lodgenet Entertainment Corp., 9.50%, 06/15/13 (l)             300              328
         Mediacom Broadband LLC, 11.00%, 07/15/13 (l)                  135              144
         Mediacom Capital Corp., 9.50%, 01/15/13 (l)                   25               24
         Nexstar Finance Holdings Inc.,
         (Step-Up Bond), 11.375%, 04/01/13 (d)                         125              89
         Nextmedia Operating Inc., 10.75%, 07/01/11                    200              223
         Radio One Inc., 8.875%, 07/01/11                              150              164
                                                                                        4,670
Metal Fabrication & Hardware - 0.1%
         Mueller Group Inc., 10.00%, 05/01/12 (e)                      150              156

Mining - 0.2%
         WMC Finance USA, 5.125%, 05/15/13                             425              408

Office Furnishings - 0.1%
         Tempur-Pedic Inc. and Tempur Production USA Inc.,
         10.25%, 08/15/10                                              130              147

Oil & Gas Producers - 1.5%
         Devon Financing Corp. ULC, 6.875%, 09/30/11                   325              354
         Forest Oil Corp., 8.00%, 12/15/11                             250              268
         Magnum Hunter Resources Inc., 9.60%, 03/15/12                 300              330
         Nexen Inc., 5.05%, 11/20/13                                   700              671
         Parker Drilling Co., 5.50%, 08/01/04 (j)                      125              124
         Petronas Capital Ltd., 7.00%, 05/22/12 (e)                    275              300
         Precision Drilling Corp., 5.625%, 06/01/14                    675              679
         Stone Energy Corp., 8.25%, 12/15/11                           300              313
         Swift Energy Co., 9.375%, 05/01/12                            50               53
         Valero Energy Corp., 4.75%, 06/15/13                          435              409
         Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                  100              103
                                                                                        3,604
Oil & Gas Services - 0.1%
         Hanover Compressor Co., 9.00%, 03/31/07 (k) (l)               175              138

Packaging & Containers - 0.7%
         Anchor Glass Container Corp., 11.00%, 02/15/13                150              172
         Berry Plastics Corp., 10.75%, 07/15/12                        200              222
         Jefferson Smurfit-Stone Container Corp., 8.25%, 10/01/12      100              104
         Plastipak Holdings Inc., 10.75%, 09/01/11                     310              333
         Pliant Corp., 11.125%, 09/01/09 (l)                           100              107
         Radnor Holdings Corp., 11.00%, 03/15/10 (l)                   225              191
         Stone Container Corp., 8.375%, 07/01/12                       200              209
         Tekni-Plex Inc., 8.75%, 11/15/13 (e)                          225              215
                                                                                        1,553
Pharmaceuticals - 0.4%
         aaiPharma Inc., (Step-Up Bond), 11.00%, 04/01/10 (d) (l)      175              145
         American Home Products Corp., 6.95%, 03/15/11                 675              721
         Vicar Operating Inc., 9.875%, 12/01/09                        175              193
                                                                                        1,059
Pipelines - 0.6%
         Dynegy Holdings Inc.
         9.875%, 07/15/10 (e)                                          100              107
         7.125%, 05/15/18                                              100              78
         7.625%, 10/15/26                                              450              349
         EL Paso Corp.
         7.875%, 06/15/12                                              100              90
         7.80%, 08/01/31                                               75               60
         7.75%, 01/15/32 (l)                                           375              301
         Williams Cos. Inc.
         8.625%, 06/01/10                                              100              110
         7.125%, 09/01/11 (l)                                          50               51
         7.625%, 07/15/19 (l)                                          75               72
         7.875%, 09/01/21                                              100              96
         8.75%, 03/15/32                                               200              200
                                                                                        1,514
Real Estate - 0.6%
         Boston Properties Inc., 6.25%, 01/15/13                       450              471
         EOP Operating LP, 7.50%, 04/19/29 (f)                         575              612
         Felcor Lodging LP, 10.00%, 09/15/08 (l)                       46               49
         Host Marriott Corp., 7.875%, 08/01/08                         161              165
         Host Marriott LP, 9.50%, 01/15/07                             75               82
         MeriStar Hospitality Operating Partnership LP,
         10.50%, 06/15/09 (l)                                          100              107
                                                                                        1,486
Retail - 0.9%
         Cole National Group, 8.875%, 05/15/12                         200              214
         Eye Care Centers of America, 9.125%, 05/01/08                 225              227
         Home Interiors & Gifts Inc., 10.125%, 06/01/08                300              297
         Jafra Cosmetics International Inc., 10.75%, 05/15/11          200              223
         Ltd. Brands, 6.95%, 03/01/33                                  475              497
         Petco Animal Supplies Inc., 10.75%, 11/01/11                  150              168
         Rite Aid Corp., 11.25%, 07/01/08 (l)                          125              138
         Sbarro Inc., 11.00%, 09/15/09 (l)                             300              263
         VICORP Restaurants Inc., 10.50%, 04/15/11 (e)                 125              124
                                                                                        2,151
Savings & Loans - 0.2%
         Independence Community Bank, 3.50%, 06/20/13                  475              452

Semiconductors - 0.1%
         Amkor Technology Inc., 7.125%, 03/15/11 (e) (l)               350              328

Telecommunications - 0.9%
         ACC Escrow Corp., 10.00%, 08/01/11                            25               22
         Cincinnati Bell Inc., 8.375%, 01/15/14 (l)                    225              200
         Insight Midwest Capital Inc., 10.50%, 11/01/10                200              218
         Qwest Corp.
         9.1256%, 03/15/12 (e)                                         75               81
         8.875%, 06/01/31                                              25               24
         Qwest Services Corp.
         13.50%, 12/15/10 (e)                                          225              262
         14.00%, 12/15/14 (e)                                          275              328
         Sprint Captial Corp., 8.375%, 03/15/12 (f)                    750              862
         Telewest Communications Plc,
         (Step-Up Bond), 11.375%, 02/01/10 (d) (i) (l)                 380              167
                                                                                        2,164
Telecommunications Equipment - 0.1%
         Lucent Technologies Inc., 6.45%, 03/15/29 (l)                 450              348

Transportation - 0.2%
         Holt Group, 9.75%, 01/15/06 (i)                               200              -
         Union Pacific Corp., 3.625%, 06/01/10 (l)                     550              517
                                                                                        517
Water - 0.2%
         United Utilities Plc, 4.55%, 06/19/18                         700              598

Wireless Telecommunications - 1.1%
         American Tower Corp.
         9.375%, 02/01/09                                              100              106
         7.50%, 05/01/12 (e) (l)                                       125              120
         American Tower Escrow Corp., 7.767%, 08/01/08 (k)             145              106
         AT&T Wireless Services Inc., 8.75%, 03/01/31                  325              396
         Centennial Cellular Operating Co., 10.125%, 06/15/13          200              207
         Centennial Communications Corp., 8.125%, 02/01/14 (e) (l)     250              232
         Crown Castle International Corp.
         9.375%, 08/01/11 (l)                                          15               17
         10.75%, 08/01/11                                              225              252
         7.50%, 12/01/13                                               75               75
         Nextel Communications Inc., 7.375%, 08/01/15                  450              455
         SBA Communications Corp., 10.25%, 02/01/09 (l)                275              282
         SBA Telecommunications Inc., (Step-Up Bond),
         9.75%, 12/15/11                                               250              185
         Spectrasite Inc., 8.25%, 05/15/10                             100              103
         Western Wireless Corp., 9.25%, 07/15/13 (l)                   75               77
                                                                                        2,613

         Total Corporate Bonds (cost $68,893)                                           68,561

Government Securities - 63.1%
Asset Backed Securities - 0.2%
         First Union National Bank Commercial Mortgage -
          Interest Only, 0.5329%, 05/17/32                             11,940           369

Sovereign - 21.8%
         Colombia Government International Bond,
         8.125%, 05/21/24                                              250              202
         Federal Republic of Brazil
         8.00%, 04/15/14 (l)                                           4,503            4,108
         10.125%, 05/15/27                                             215              190
         12.25%, 03/06/30                                              610              634
         11.00%, 08/17/40                                              200              189
         Finnish Government, 5.75%, 02/23/11 (f)                       1,200            1,612
         French Treasury Note, 3.50%, 01/12/08 (f)                     3,900            4,777
         Kingdom of Morocco, 6.8438%, 01/01/09                         957              938
         Malaysia Government International Bond, 7.50%, 07/15/11       325              367
         Mexico Government International Bond
         5.875%, 01/15/14 (l)                                          1,399            1,344
         6.625%, 03/03/15 (l)                                          1,625            1,613
         National Republic of Bulgaria, 2.6875%, 07/28/12 (h)          405              404
         Netherlands Government, 5.00%, 07/15/11 (f)                   3,600            4,637
         Peru Government International Bond,
         9.875%, 02/06/15 (l)                                          165              172
         Region of Lombardy, 5.804%, 10/25/32                          750              735
         Republic of Argentina
         2.0625%, 03/31/23 (g) (i)                                     500              253
         6.00%, 03/31/23                                               500              255
         Republic of Brazil, 2.1875%, 04/15/12                         1,525            1,275
         Republic of Bulgaria, 8.25%, 01/15/15 (l)                     450              525
         Republic of Colombia
         10.00%, 01/23/12 (l)                                          375              388
         10.75%, 01/15/13                                              175              186
         8.375%, 02/15/27 (l)                                          225              182
         10.375%, 01/28/33                                             200              194
         Republic of Ecuador, 12.00%, 11/15/12 (l)                     1,250            1,126
         Republic of Germany
         4.25%, 02/15/08 (f)                                           5,500            6,898
         5.25%, 01/04/11 (f)                                           3,700            4,844
         Republic of Panama
         9.625%, 02/08/11                                              600              665
         9.375%, 01/16/23                                              625              638
         Republic of Peru
         9.125%, 02/21/12                                              200              205
         4.50%, 03/07/17 (h)                                           228              197
         Republic of Philippines
         8.375%, 03/12/09 (l)                                          800              832
         10.625%, 03/16/25 (l)                                         525              543
         Republic of Turkey
         9.00%, 06/30/11                                               400              402
         11.50%, 01/23/12                                              425              476
         11.00%, 01/14/13                                              450              491
         Republic of Venezuela
         2.75%, 12/18/07 (g) (l)                                       1,000            955
         5.375%, 08/07/10                                              450              358
         9.25%, 09/15/27 (l)                                           100              85
         9.375%, 01/13/34                                              250              211
         Russian Federation
         8.25%, 03/31/10                                               500              543
         11.00%, 07/24/18                                              1,125            1,419
         5.00%, 03/31/30 (h)                                           3,745            3,419
         United Mexican States
         8.375%, 01/14/11                                              350              396
         8.30%, 08/15/31                                               1,575            1,650
                                                                                        51,533
U.S. Government Agencies - 30.2% Federal Home Loan Mortgage Corp.
         5.00%, TBA (c)                                                7,500            7,249
         6.50%, TBA (c)                                                2,000            2,085
         Interest Only, 1156.50%, 06/15/21                             -                -
         Federal National Mortgage Association
         4.50%, TBA (c)                                                3,000            2,811
         5.00%, TBA (c)                                                22,125           21,399
         5.50%, TBA (c)                                                18,500           18,436
         6.00%, TBA (c)                                                8,000            8,174
         6.50%, TBA (c)                                                2,000            2,082
         7.00%, TBA (c)                                                7,500            7,906
         7.3903%, 01/17/13 (g)                                         398              407
         10.40%, 04/25/19                                              8                8
         6.50%, 02/01/26                                               24               25
         7.50%, 08/01/29                                               40               43
         8.00%, 08/01/29                                               4                4
         7.50%, 09/01/29                                               83               89
         7.50%, 03/01/30                                               15               16
         8.00%, 04/01/30                                               22               24
         7.50%, 05/01/30                                               12               12
         7.50%, 06/01/30                                               30               32
         7.50%, 07/01/30                                               33               34
         8.00%, 07/01/30                                               3                3
         7.50%, 08/01/30                                               5                5
         8.00%, 08/01/30                                               17               18
         7.50%, 09/01/30                                               9                9
         8.00%, 10/01/30                                               210              228
         7.50%, 11/01/30                                               15               16
         7.50%, 12/01/30                                               16               17
         7.50%, 01/01/31                                               39               42
         8.00%, 01/01/31                                               75               81
         7.50%, 02/01/31                                               136              145
         8.00%, 02/01/31                                               6                7
         7.50%, 03/01/31                                               37               40
                                                                                        71,447

U.S. Treasury Securities - 10.9% U.S. Treasury Bond
         6.125%, 11/15/27 (l) (m)                                      100              110
         5.50%, 08/15/28 (l)                                           70               71
         5.25%, 11/15/28 (l)                                           1,500            1,470
         5.25%, 02/15/29 (l)                                           500              490
         6.125%, 08/15/29 (l)                                          1,500            1,650
         5.375%, 02/15/31 (l) (m)                                      750              756
         U.S. Treasury Note
         3.125%, 04/15/09 (l)                                          14,500           14,088
         4.00%, 02/15/14 (l)                                           7,350            7,005
                                                                                        25,640

         Total Government Securities (cost $150,497)                                    148,989

Short Term Investments - 36.1%
Commercial Paper - 23.7%
         Beethoven Funding Corp., 1.25%, 07/15/04 (f)                  5,830            5,827
         DaimlerChrysler NA Holdings Inc., 1.34%, 07/15/04 (f)         2,915            2,914
         Four Winds Funding Corp., 1.28%, 07/15/04 (f)                 2,915            2,914
         Galleon Capital LLC, 1.23%, 07/14/04 (f)                      1,181            1,181
         General Motors Acceptance Corp., 1.35%, 07/15/04 (f)          2,915            2,913
         Giro Multi Funding Corp., 1.24%, 07/14/04 (f)                 5,830            5,827
         Hannover Funding Co. LLC, 1.23%, 07/15/04 (f)                 5,830            5,827
         Nieuw Amsterdam, 1.22%, 07/15/04 (f)                          5,830            5,827
         Regency Markets LLC, 1.24%, 07/14/04 (f)                      5,830            5,827
         Surrey Funding Corp., 1.23%, 07/14/04 (f)                     5,366            5,364
         Tasman Funding Inc., 1.24%, 07/15/04 (f)                      5,825            5,822
         Victory Receivables Corp., 1.25%, 07/15/04 (f)                5,830            5,827
                                                                                        56,070
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       2                2

U.S. Government Agencies - 12.4%
         Federal Home Loan Bank Discount Note,
         1.25%, 07/01/04                                               29,163           29,163

         Total Short Term Investments (cost $85,235)                                    85,235

Total Investments - 128.8% (cost $305,828)                                              304,107
Other Assets and Liabilities, Net -  (28.8%)                                            (67,956)
Total Net Assets - 100%                                                                 $236,151

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
Corporate Bonds - 3.7%
Asset Backed Securities - 3.7%
         Commercial Mortgage Acceptance Corp.,
         5.447%, 07/16/34 (e) (f)                                      $5,990           $6,113
         Green Tree Financial Corp., 7.07%, 01/15/29 (f)               899              942
         Metris Master Trust, 1.40%, 08/20/08 (f) (g)                  1,000            996

         Total Corporate Bonds (cost $8,042)                                            8,051

Government Securities - 85.4%
U.S. Government Agencies - 52.3%
         Federal Home Loan Mortgage Corp.
         4.50%, TBA (c)                                                5,000            4,892
         5.00%, TBA (c)                                                12,000           11,597
         6.00%, TBA (c)                                                17,000           17,380
         5.80%, 09/02/08 (l)                                           3,500            3,738
         6.00%, 09/01/10 (f)                                           -                -
         7.00%, 07/01/11 (f)                                           7                7
         6.50%, 08/01/13 (f)                                           54               58
         8.25%, 04/01/17 (f)                                           4                5
         8.00%, 07/01/20 (f)                                           119              130
         Interest Only, 5.50%, 01/15/23 (f)                            11,000           1,115
         6.00%, 11/01/28 (f)                                           773              793
         7.00%, 04/01/29 (f)                                           258              273
         8.00%, 09/01/31 (f)                                           1,186            1,288
         7.00%, 10/01/31 (f)                                           16               17
         7.00%, 11/01/31 (f)                                           29               31
         7.00%, 02/01/32 (f)                                           352              373
         7.00%, 03/01/32 (f)                                           346              366
         7.00%, 04/01/32 (f)                                           329              348
         4.50%, 04/15/32 (f)                                           501              502
         7.00%, 06/01/32 (f)                                           52               55
         7.00%, 08/01/32 (f)                                           16               17
         Federal National Mortgage Association
         5.50%, TBA (c)                                                42,000           42,054
         6.00%, TBA (c)                                                3,000            3,065
         6.50%, TBA (c)                                                12,000           12,490
         2.88%, 02/17/09 (l)                                           2,000            1,989
         7.3903%, 01/17/13 (f) (g)                                     598              611
         12.50%, 09/20/15 (f)                                          3                3
         12.00%, 01/01/16 (f)                                          107              122
         12.00%, 01/15/16 (f)                                          3                3
         12.50%, 01/15/16 (f)                                          50               57
         5.00%, 02/01/19 (f)                                           1,378            1,383
         11.50%, 09/01/19 (f)                                          1                1
         10.50%, 08/01/20 (f)                                          11               12
         6.50%, 03/01/26 (f)                                           21               22
         7.00%, 05/01/26 (f)                                           22               23
         7.00%, 11/01/28 (f)                                           21               23
         7.00%, 12/01/28 (f)                                           19               20
         36.70%, 12/28/28 (f) (g)                                      36               36
         7.00%, 03/01/29 (f)                                           72               76
         8.00%, 07/01/29 (f)                                           2                2
         8.00%, 11/01/29 (f)                                           35               38
         8.00%, 12/01/29 (f)                                           80               87
         7.00%, 01/01/30 (f)                                           128              136
         8.00%, 01/01/30 (f)                                           105              114
         8.00%, 02/01/30 (f)                                           16               17
         8.00%, 05/01/30 (f)                                           7                8
         6.527%, 05/25/30 (f)                                          2,029            2,136
         8.00%, 09/01/30 (f)                                           17               18
         8.00%, 10/01/30 (f)                                           88               96
         8.00%, 11/01/30 (f)                                           3                3
         8.00%, 01/01/31 (f)                                           208              226
         7.50%, 02/01/31 (f)                                           247              264
         8.00%, 02/01/31 (f)                                           110              120
         8.00%, 03/01/31 (f)                                           111              120
         8.00%, 04/01/31 (f)                                           17               19
         6.00%, 01/01/33 (f)                                           4,113            4,206
         Government National Mortgage Association,
         13.50%, 07/15/10 (f)                                          67               776
                                                                                        112,661
U.S. Treasury Securities - 33.1% U.S. Treasury Bond
         6.625%, 02/15/27 (l)                                          2,350            2,727
         6.375%, 08/15/27 (l)                                          1,000            1,129
         5.25%, 02/15/29 (l)                                           2,000            1,961
         6.125%, 08/15/29 (l)                                          1,250            1,375
         5.375%, 02/15/31 (f) (m)                                      17,000           17,145
         U.S. Treasury Note
         5.875%, 11/15/04 (l)                                          5,000            5,079
         6.75%, 05/15/05 (f)                                           12,000           12,486
         5.75%, 11/15/05 (l)                                           8,500            8,887
         3.375%, 11/15/08 (f)                                          7,300            7,220
         3.125%, 04/15/09 (l)                                          3,000            2,915
         4.875%, 02/15/12 (f)                                          10,000           10,328
                                                                                        71,252

         Total Government Securities (cost $183,854)                                    183,913

Short Term Investments - 52.7%
Commercial Paper - 21.4%
         Beethoven Funding Corp., 1.25%, 07/15/04 (f)                  6,105            6,103
         DaimlerChrysler NA Holdings Inc., 1.34%, 07/15/04 (f)         3,050            3,049
         Four Winds Funding Corp., 1.28%, 07/15/04 (f)                 3,050            3,048
         General Motors Acceptance Corp., 1.35%, 07/15/04 (f)          3,050            3,048
         Giro Multi Funding Corp., 1.24%, 07/14/04 (f)                 6,100            6,097
         Hannover Funding Co. LLC, 1.25%, 07/15/04 (f)                 6,000            5,997
         Nieuw Amsterdam, 1.22%, 07/15/04 (f)                          6,105            6,102
         Regency Markets LLC, 1.24%, 07/14/04 (f)                      6,105            6,102
         Tasman Funding Inc., 1.24%, 07/15/04 (f)                      3,106            3,105
         Victory Receivables Corp., 1.25%, 07/15/04 (f)                3,374            3,372
                                                                                        46,023
Money Market Funds - 0.0%
         Dreyfus Cash Management Plus, 1.14% (a)                       5                5
U.S. Government Agencies - 31.3%
         Federal Farm Credit Discount Note
         1.25%, 07/01/04                                               27,384           27,384
         1.20%, 07/13/04                                               30,000           29,988
         Federal Home Loan Bank Discount Note,
         1.20%, 07/15/04                                               10,000           9,995
                                                                                        67,367

         Total Short Term Investments (cost $113,396)                                   113,395

Total Investments - 141.8% (cost $305,292)                                              305,359
Other Assets and Liabilities, Net -  (41.8%)                                            (90,032)
Total Net Assets - 100%                                                                 $215,327

JNL/SELECT GLOBAL GROWTH FUND
Common Stocks - 95.8%
Aerospace & Defense - 2.8%
         European Aeronautic Defense and Space Co.                     112              $3,116
         Finmeccanica SpA (l)                                          1,803            1,432
         Rolls-Royce Group Plc                                         220              1,004
                                                                                        5,552
Auto Manufacturers - 1.4%
         DaimlerChrysler AG                                            58               2,724

Auto Parts & Equipment - 0.4%
         Bridgestone Corp. (l)                                         40               752

Banks - 3.2%
         Bank of America Corp.                                         33               2,758
         Standard Chartered Plc                                        121              1,974
         Sumitomo Trust & Banking Co. Ltd.                             213              1,517
                                                                                        6,249
Beverages - 1.0%
         Pernod-Ricard                                                 16               1,995

Commercial Services - 6.0%
         Apollo Group Inc. (b) (l)                                     28               2,454
         Capita Group Plc                                              405              2,342
         Cendant Corp.                                                 170              4,155
         McKesson Corp.                                                83               2,853
                                                                                        11,804
Computers - 6.0%
         Apple Computer Inc. (b)                                       126              4,096
         Dell Inc. (b)                                                 12               416
         Research In Motion Ltd. (b)                                   105              7,200
                                                                                        11,712
Cosmetics & Personal Care - 6.4%
         Colgate-Palmolive Co.                                         44               2,595
         Gillette Co.                                                  149              6,301
         Procter & Gamble Co.                                          69               3,740
                                                                                        12,636
Diversified Financial Services - 2.2%
         Citigroup Inc.                                                49               2,297
         Countrywide Financial Corp.                                   28               1,982
                                                                                        4,279
Electrical Components & Equipment - 1.1%
         LG Electronics Inc.                                           30               1,413
         Samsung Electronics Co. Ltd. - GDR (e)                        4                801
                                                                                        2,214
Environmental Control - 1.5%
         Waste Management Inc.                                         96               2,927

Food - 2.0%
         Groupe Danone                                                 33               2,853
         Numico NV (b)                                                 34               1,076
                                                                                        3,929
Healthcare - 2.3%
         Cie Generale D'Optique Essilor International SA               41               2,650
         Medtronic Inc.                                                37               1,827
                                                                                        4,477
Insurance - 4.6%
         Allianz AG                                                    34               3,726
         AXA                                                           69               1,508
         Muenchener Rueckversicherungs AG                              36               3,892
                                                                                        9,126
Internet - 5.7%
         eBay Inc. (b)                                                 40               3,696
         Trend Micro Inc.                                              45               1,996
         Yahoo! Inc. (b)                                               153              5,566
                                                                                        11,258
Manufacturing - 3.0%
         Tyco International Ltd.                                       176              5,826

Media - 4.9%
         Vivendi Universal SA (b)                                      187              5,187
         XM Satellite Radio Holdings Inc. - Class A (b) (l)            160              4,361
                                                                                        9,548
Oil & Gas Producers - 2.6%
         BP Plc                                                        298              2,630
         Total Fina Elf SA                                             11               2,126
         YUKOS - ADR                                                   12               388
                                                                                        5,144
Pharmaceuticals - 11.0%
         Elan Corp. Plc - ADR (b) (l)                                  374              9,240
         Medco Health Solutions Inc. (b)                               109              4,103
         Pfizer Inc.                                                   46               1,563
         Roche Holding AG Genusschein                                  27               2,694
         Schering-Plough Corp.                                         212              3,912
                                                                                        21,512
Retail - 7.5%
         Carphone Warehouse Group Plc                                  1,149            3,085
         Dixons Group Plc                                              604              1,809
         GUS Plc                                                       148              2,269
         Kingfisher Plc                                                284              1,475
         Pinault-Printemps-Redoute SA                                  30               3,093
         Staples Inc.                                                  82               2,409
         Starbucks Corp. (b)                                           12               535
                                                                                        14,675
Software - 3.6%
         First Data Corp.                                              64               2,868
         Microsoft Corp.                                               39               1,119
         Red Hat Inc. (b) (l)                                          138              3,174
                                                                                        7,161
Telecommunications - 0.6%
         Societe Europeenne des Satellites                             62               528
         Telefonica SA                                                 50               745
                                                                                        1,273
Telecommunications Equipment - 8.3%
         Alcatel SA (b)                                                427              6,591
         Cisco Systems Inc. (b)                                        202              4,787
         Telefonaktiebolaget LM Ericsson (b)                           1,691            4,984
                                                                                        16,362
Tobacco - 2.4%
         Imperial Tobacco Group Plc                                    123              2,649
         Japan Tobacco Inc.                                            -                2,005
                                                                                        4,654
Toys & Hobbies - 2.9%
         Nintendo Co. Ltd.                                             50               5,739

Transportation - 0.5%
         Canadian National Railway Co.                                 22               943

Wireless Telecommunications - 1.9%
         Nextel Communications Inc. (b)                                70               1,865
         Qualcomm Inc.                                                 11               766
         Vodafone Group Plc                                            527              1,154
                                                                                        3,785

         Total Common Stocks (cost $174,400)                                            188,256

Total Investments - 95.8% (cost $174,400)                                               188,256
Other Assets and Liabilities, Net - 4.2%                                                8,173
Total Net Assets - 100%                                                                 $196,429

JNL/SELECT LARGE CAP GROWTH FUND
Common Stocks - 97.3%
Advertising - 2.2%
         Omnicom Group Inc.                                            78               $5,916

Biotechnology - 0.7%
         Genzyme Corp. (b)                                             39               1,863

Commercial Services - 6.0%
         Apollo Group Inc. (b)                                         158              13,984
         Moody's Corp.                                                 41               2,630
                                                                                        16,614
Computers - 12.4%
         Dell Inc. (b)                                                 274              9,810
         EMC Corp. (b)                                                 224              2,559
         Network Appliance Inc. (b)                                    278              5,987
         Research In Motion Ltd. (b)                                   228              15,624
                                                                                        33,980
Distribution & Wholesale - 1.0%
         CDW Corp.                                                     41               2,635

Diversified Financial Services - 6.4%
         Citigroup Inc.                                                106              4,912
         Countrywide Financial Corp.                                   105              7,374
         Fannie Mae                                                    34               2,444
         Franklin Resources Inc.                                       52               2,621
                                                                                        17,351
Entertainment - 1.6%
         International Game Technology                                 114              4,388

Healthcare - 5.5%
         Guidant Corp.                                                 188              10,495
         Medtronic Inc.                                                88               4,301
                                                                                        14,796
Home Builders - 1.7%
         Lennar Corp.                                                  101              4,537

Insurance - 1.0%
         ACE Ltd.                                                      62               2,610

Internet - 10.1%
         eBay Inc. (b)                                                 129              11,821
         Yahoo! Inc. (b)                                               432              15,706
                                                                                        27,527
Manufacturing - 1.0%
         Danaher Corp.                                                 53               2,743

Media - 0.9%
         XM Satellite Radio Holdings Inc. - Class A (b)                94               2,556

Pharmaceuticals - 13.8%
         Abbott Laboratories                                           61               2,503
         AstraZeneca Plc - ADR (l)                                     204              9,326
         Cardinal Health Inc.                                          58               4,091
         Eli Lilly & Co.                                               128              8,960
         Forest Laboratories Inc. (b)                                  70               3,961
         Gilead Sciences Inc. (b)                                      24               1,627
         Medco Health Solutions Inc. (b)                               133              4,997
         Wyeth                                                         53               1,918
                                                                                        37,383
Retail - 5.7%
         Autozone Inc. (b)                                             92               7,388
         Best Buy Co. Inc.                                             53               2,684
         Lowe's Cos. Inc.                                              50               2,637
         Starbucks Corp. (b)                                           62               2,676
                                                                                        15,385
Semiconductors - 7.5%
         Analog Devices Inc.                                           150              7,050
         KLA-Tencor Corp. (b) (l)                                      164              8,109
         Xilinx Inc.                                                   155              5,172
                                                                                        20,330
Software - 12.5%
         Electronic Arts Inc. (b)                                      99               5,407
         First Data Corp.                                              244              10,864
         Mercury Interactive Corp. (b) (l)                             114              5,661
         Microsoft Corp. (l)                                           270              7,722
         Red Hat Inc. (b) (l)                                          185              4,243
                                                                                        33,896
Telecommunications - 0.9%
         Amdocs Ltd. (b)                                               101              2,363

Telecommunications Equipment - 6.4%
         Cisco Systems Inc. (b)                                        308              7,303
         Corning Inc. (b)                                              763              9,971
                                                                                        17,275

         Total Common Stocks (cost $243,475)                                            264,148

Short Term Investments - 2.5%
Money Market Funds - 2.5%
         Dreyfus Cash Management Plus, 1.14% (a)                       6,820            6,820
         Total Short Term Investments (cost $6,820)                                     6,820

Total Investments - 99.8% (cost $250,295)                                               270,968
Other Assets and Liabilities, Net - 0.2%                                                409
Total Net Assets - 100%                                                                 $271,377

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Common Stocks - 96.5%
Apparel - 0.4%
         Hermes International (l)                                      12               $2,296

Banks - 5.2%
         Credit Suisse Group (b)                                       122              4,317
         Mellon Financial Corp.                                        144              4,226
         Northern Trust Corp.                                          84               3,568
         State Street Corp.                                            170              8,337
         UBS AG                                                        58               4,059
         US Bancorp.                                                   175              4,826
                                                                                        29,333
Beverages - 1.4%
         Coca-Cola Co.                                                 116              5,861
         PepsiCo Inc.                                                  37               2,004
                                                                                        7,865
Biotechnology - 1.4%
         Amgen Inc. (b)                                                118              6,428
         Genentech Inc. (b)                                            28               1,551
                                                                                        7,979
Commercial Services - 3.5%
         Accenture Ltd. (b)                                            257              7,054
         Apollo Group Inc. (b) (l)                                     69               6,083
         Cendant Corp.                                                 276              6,754
                                                                                        19,891
Computers - 3.7%
         Affiliated Computer Services Inc. - Class A (b) (l)           130              6,876
         Dell Inc. (b)                                                 265              9,507
         Research In Motion Ltd. (b)                                   34               2,293
         SunGard Data Systems Inc. (b)                                 82               2,119
                                                                                        20,795
Cosmetics & Personal Care - 0.3%
         Gillette Co.                                                  36               1,509

Diversified Financial Services - 9.8%
         American Express Co.                                          139              7,126
         Ameritrade Holding Corp. (b)                                  138              1,569
         Charles Schwab Corp.                                          144              1,388
         Citigroup Inc.                                                427              19,862
         Fannie Mae                                                    81               5,773
         Freddie Mac                                                   43               2,741
         Goldman Sachs Group Inc.                                      36               3,390
         MBNA Corp.                                                    53               1,377
         Merrill Lynch & Co. Inc.                                      113              6,073
         SLM Corp.                                                     142              5,756
                                                                                        55,055
Electrical Components & Equipment - 0.6%
         Samsung Electronics Co. Ltd.                                  8                3,385

Entertainment - 1.4%
         International Game Technology                                 205              7,905

Food - 1.3%
         Compass Group Plc                                             654              3,992
         Sysco Corp.                                                   88               3,142
                                                                                        7,134
Healthcare - 7.1%
         Biomet Inc. (b)                                               59               2,604
         Boston Scientific Corp. (b)                                   60               2,551
         Guidant Corp.                                                 46               2,543
         Johnson & Johnson                                             111              6,155
         Medtronic Inc.                                                89               4,351
         UnitedHealth Group Inc.                                       212              13,178
         WellPoint Health Networks Inc. (b)                            76               8,479
                                                                                        39,861
Insurance - 4.1%
         ACE Ltd.                                                      81               3,415
         American International Group Inc.                             168              11,961
         Hartford Financial Services Group Inc.                        68               4,661
         St. Paul Cos. Inc. (l)                                        71               2,861
                                                                                        22,898
Internet - 3.3%
         eBay Inc. (b)                                                 62               5,719
         InterActiveCorp. (b) (l)                                      186              5,609
         Yahoo! Inc. (b)                                               199              7,237
                                                                                        18,565
Iron & Steel - 0.8%
         Nucor Corp.                                                   59               4,498

Leisure Time - 1.9%
         Carnival Corp. (l)                                            132              6,185
         Harley-Davidson Inc. (l)                                      76               4,689
                                                                                        10,874
Lodging - 0.2%
         MGM MIRAGE (b)                                                29               1,371

Manufacturing - 5.0%
         Danaher Corp. (l)                                             124              6,429
         General Electric Co.                                          420              13,615
         Tyco International Ltd. (l)                                   245              8,123
                                                                                        28,167
Media - 7.6%
         British Sky Broadcasting Plc                                  273              3,082
         Clear Channel Communications Inc.                             119              4,397
         Comcast Corp. - Special Class A (b) (l)                       205              5,649
         E.W. Scripps Co.                                              40               4,221
         EchoStar Communications Corp. (b)                             202              6,212
         Liberty Media Corp. (b)                                       646              5,807
         Liberty Media International Inc. - Class A (b)                26               966
         Sogecable SA (b)                                              51               2,049
         Time Warner Inc. (b)                                          119              2,090
         Univision Communications Inc. (b) (l)                         112              3,583
         Viacom Inc. - Class B                                         134              4,780
                                                                                        42,836
Mining - 0.7%
         Rio Tinto Plc                                                 167              4,006

Oil & Gas Producers - 1.9%
         ChevronTexaco Corp.                                           48               4,489
         Exxon Mobil Corp.                                             135              6,000
                                                                                        10,489
Oil & Gas Services - 2.2%
         Baker Hughes Inc.                                             176              6,615
         Schlumberger Ltd.                                             88               5,589
                                                                                        12,204
Pharmaceuticals - 4.6%
         Cardinal Health Inc.                                          27               1,885
         Forest Laboratories Inc. (b)                                  79               4,468
         Gilead Sciences Inc. (b)                                      52               3,497
         Pfizer Inc.                                                   361              12,359
         Teva Pharmaceutical Industries Ltd. - ADR                     24               1,608
         Wyeth                                                         57               2,061
                                                                                        25,878
Retail - 7.9%
         Best Buy Co. Inc.                                             113              5,711
         Family Dollar Stores Inc.                                     109              3,316
         Home Depot Inc.                                               214              7,538
         Kingfisher Plc                                                307              1,592
         Starbucks Corp. (b)                                           59               2,548
         Target Corp.                                                  226              9,594
         Walgreen Co.                                                  132              4,776
         Wal-Mart de Mexico SA de CV                                   210              623
         Wal-Mart de Mexico SA de CV - ADR                             64               1,907
         Wal-Mart Stores Inc.                                          135              7,144
                                                                                        44,749
Semiconductors - 3.7%
         Analog Devices Inc.                                           55               2,585
         Applied Materials Inc. (b)                                    145              2,843
         Intel Corp.                                                   205              5,644
         Maxim Integrated Products Inc.                                44               2,296
         QLogic Corp. (b)                                              73               1,928
         Semiconductor Manufacturing International Corp. (b)           12               123
         STMicroelectronics NV                                         146              3,194
         Xilinx Inc.                                                   69               2,285
                                                                                        20,898
Software - 9.1%
         Adobe Systems Inc.                                            109              5,069
         First Data Corp.                                              101              4,484
         Fiserv Inc. (b)                                               150              5,837
         Intuit Inc. (b)                                               96               3,692
         Mercury Interactive Corp. (b) (l)                             68               3,403
         Microsoft Corp.                                               651              18,598
         Oracle Corp. (b)                                              83               995
         Red Hat Inc. (b)                                              49               1,132
         SAP AG                                                        27               4,393
         Veritas Software Corp. (b)                                    134              3,701
                                                                                        51,304
Telecommunications Equipment - 2.5%
         Cisco Systems Inc. (b)                                        333              7,884
         Corning Inc. (b)                                              223              2,908
         Juniper Networks Inc. (b)                                     125              3,061
                                                                                        13,853
Tobacco - 0.6%
         Altria Group Inc.                                             64               3,183

Transportation - 1.0%
         United Parcel Service Inc.                                    77               5,796

Wireless Telecommunications - 3.3%
         Crown Castle International Corp. (b)                          225              3,319
         Nextel Communications Inc. (b)                                286              7,611
         Qualcomm Inc.                                                 26               1,919
         Vodafone Group Plc - ADR (l)                                  105              2,312
         Vodafone Group Plc                                            1,504            3,294
                                                                                        18,455

         Total Common Stocks (cost $480,731)                                            543,032

Preferred Stocks - 0.8%
Media - 0.8%
         News Corp. Ltd. - ADR                                         134              4,396

         Total Preferred Stocks (cost $4,294)                                           4,396

Short Term Investments - 2.3%
Money Market Funds - 2.3%
         Dreyfus Cash Management Plus, 1.14% (a)                       1,733            1,733
         T. Rowe Price Reserves Investment Fund, 1.21% (a) (n)         11,128           11,128

         Total Short Term Investments (cost $12,860)                                    12,861

Total Investments - 99.6% (cost $497,885)                                               560,289
Other Assets and Liabilities, Net - 0.4%                                                2,339
Total Net Assets - 100%                                                                 $562,628

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Common Stocks - 95.2%
Advertising - 0.9%
         Catalina Marketing Corp. (b)                                  136              $2,487
         Getty Images Inc. (b)                                         11               666
         Harte-Hanks Inc.                                              1                29
         Lamar Advertising Co. (b)                                     23               997
         Omnicom Group Inc.                                            1                38
         WPP Group Plc                                                 2                113
                                                                                        4,330
Aerospace & Defense - 2.3%
         Alliant Techsystems Inc. (b)                                  84               5,320
         Empresa Brasiliera de Aeronautica SA - ADR                    2                46
         Rockwell Collins Inc.                                         173              5,758
                                                                                        11,124
Agriculture - 0.0%
         Delta & Pine Land Co.                                         1                26

Airlines - 0.6%
         JetBlue Airways Corp. (b)                                     92               2,702
         SkyWest Inc.                                                  2                28
         Southwest Airlines Co.                                        2                29
                                                                                        2,759
Apparel - 0.0%
         Coach Inc. (b)                                                1                41

Auto Manufacturers - 0.8%
         Oshkosh Truck Corp.                                           67               3,840

Banks - 0.7%
         Boston Private Financial Holdings Inc.                        1                27
         City National Corp.                                           -                26
         East-West Bancorp. Inc.                                       1                31
         First Horizon National Corp.                                  1                27
         Investors Financial Services Corp. (l)                        47               2,044
         Mellon Financial Corp.                                        4                120
         North Fork Bancorp. Inc. (l)                                  1                42
         Northern Trust Corp.                                          3                131
         Silicon Valley Bancshares (b)                                 26               1,035
         Synovus Financial Corp.                                       2                41
         UCBH Holdings Inc.                                            1                28
                                                                                        3,552
Beverages - 0.8%
         Cott Corp. (b)                                                126              4,086

Biotechnology - 3.0%
         Biogen Idec Inc. (b) (l)                                      1                57
         Celgene Corp. (b) (l)                                         23               1,317
         Charles River Laboratories International Inc. (b)             1                29
         Chiron Corp. (b)                                              1                27
         Decode Genetics Inc. (b)                                      1                7
         Diversa Corp. (b)                                             3                28
         Genzyme Corp. (b)                                             1                43
         Human Genome Sciences Inc. (b)                                97               1,122
         ICOS Corp. (b) (l)                                            38               1,134
         Integra LifeSciences Holdings Corp. (b)                       1                28
         Invitrogen Corp. (b) (l)                                      35               2,520
         Martek Biosciences Corp. (b)                                  -                22
         Medimmune Inc. (b)                                            273              6,391
         Millennium Pharmaceuticals Inc. (b)                           2                26
         Millipore Corp. (b)                                           1                39
         Nektar Therapeutics (b)                                       1                26
         Protein Design Labs Inc. (b)                                  61               1,175
         Qiagen NV (b)                                                 2                29
         Vertex Pharmaceuticals Inc. (b)                               90               976
                                                                                        14,996
Building Materials - 0.8%
         American Standard Cos. Inc. (b)                               99               3,991
         Trex Co. Inc. (b)                                             1                26
                                                                                        4,017
Chemicals - 1.1%
         Ecolab Inc.                                                   1                40
         Engelhard Corp.                                               1                29
         Potash Corp.                                                  54               5,233
         Praxair Inc.                                                  1                44
         Sigma-Aldrich Corp.                                           1                30
         Symyx Technologies Inc. (b)                                   1                27
         Valspar Corp.                                                 1                40
                                                                                        5,443
Commercial Services - 7.7%
         Apollo Group Inc. (b) (l)                                     26               2,269
         Aramark Corp.                                                 2                43
         BearingPoint Inc. (b)                                         198              1,756
         Career Education Corp. (b)                                    1                36
         ChoicePoint Inc. (b)                                          166              7,580
         Corinthian Colleges Inc. (b)                                  1                25
         Corporate Executive Board Co.                                 1                58
         DeVry Inc. (b)                                                1                27
         Education Management Corp. (b)                                98               3,207
         Equifax Inc.                                                  1                35
         H&R Block Inc.                                                1                29
         Hewitt Associates Inc. - Class A (b)                          123              3,380
         Iron Mountain Inc. (b)                                        94               4,512
         ITT Educational Services Inc. (b)                             1                38
         Manpower Inc.                                                 113              5,742
         McKesson Corp.                                                1                27
         Moody's Corp.                                                 2                136
         Paychex Inc.                                                  1                37
         Robert Half International Inc.                                144              4,284
         Universal Technical Institute Inc. (b)                        1                28
         University of Phoenix Online (b)                              1                53
         Viad Corp. (b)                                                159              4,297
         Watson Wyatt & Co. Holdings                                   1                27
                                                                                        37,626
Computers - 5.7%
         Affiliated Computer Services Inc. - Class A (b) (l)           1                42
         CACI International Inc. - Class A (b)                         38               1,537
         Cadence Design Systems Inc. (b) (l)                           203              2,968
         Ceridian Corp. (b)                                            187              4,208
         Cognizant Technology Solutions Corp. (b)                      3                76
         Diebold Inc.                                                  69               3,622
         DST Systems Inc. (b) (l)                                      117              5,646
         Factset Research Systems Inc.                                 1                43
         Jack Henry & Associates Inc.                                  79               1,590
         Kronos Inc. (b)                                               1                25
         Lexmark International Inc. (b)                                26               2,539
         Mercury Computer Systems Inc. (b)                             1                30
         National Instruments Corp.                                    1                28
         Network Appliance Inc. (b)                                    2                43
         Research In Motion Ltd. (b)                                   53               3,614
         SunGard Data Systems Inc. (b)                                 76               1,976
         Synopsys Inc. (b)                                             2                51
                                                                                        28,038
Cosmetics & Personal Care - 0.0%
         Estee Lauder Cos. Inc.                                        1                29

Distribution & Wholesale - 0.7%
         CDW Corp.                                                     53               3,392

Diversified Financial Services - 3.6%
         A.G. Edwards Inc.                                             1                25
         Ameritrade Holding Corp. (b)                                  220              2,492
         Amvescap Plc - ADR (l)                                        2                29
         CapitalSource Inc. (b)                                        129              3,154
         Charles Schwab Corp.                                          7                67
         Eaton Vance Corp.                                             82               3,141
         Federated Investors Inc.                                      51               1,559
         Franklin Resources Inc.                                       3                135
         Janus Capital Group Inc.                                      2                28
         LaBranche & Co. Inc. (l)                                      3                25
         Legg Mason Inc. (l)                                           32               2,876
         Raymond James Financial Inc.                                  1                26
         Waddell & Reed Financial Inc. - Class A                       178              3,933
                                                                                        17,490
Electrical Components & Equipment - 0.0%
         Littelfuse Inc. (b)                                           1                30
         Molex Inc.                                                    2                43
                                                                                        73
Electronics - 2.1%
         Applera Corp. - Applied Biosystems Group                      2                46
         Cymer Inc. (b)                                                1                26
         Flir Systems Inc. (b)                                         53               2,882
         Garmin Ltd. (l)                                               68               2,519
         Jabil Circuit Inc. (b)                                        77               1,936
         Mettler-Toledo International Inc. (b)                         1                29
         Symbol Technologies Inc.                                      2                27
         Waters Corp. (b)                                              59               2,829
                                                                                        10,294
Entertainment - 0.0%
         Alliance Gaming Corp. (b)                                     1                20
         International Game Technology                                 2                93
         Shuffle Master Inc. (b)                                       1                51
                                                                                        164
Environmental Control - 0.0%
         Stericycle Inc. (b)                                           1                31

Food - 1.1%
         Hershey Foods Corp.                                           2                74
         McCormick & Co. Inc.                                          1                27
         Tootsie Roll Industries Inc.                                  1                26
         Whole Foods Market Inc.                                       53               5,059
         Wm. Wrigley Jr. Co.                                           1                69
                                                                                        5,255
Healthcare - 5.7%
         Anthem Inc. (b)                                               5                431
         Arthrocare Corp. (b)                                          1                33
         Bausch & Lomb Inc.                                            -                26
         Beckman Coulter Inc.                                          1                43
         Becton Dickinson & Co.                                        1                36
         Biomet Inc. (b)                                               2                107
         C.R. Bard Inc.                                                1                34
         Community Health Systems Inc. (b)                             55               1,472
         Cooper Cos. Inc. (l)                                          1                32
         Coventry Health Care Inc. (b)                                 44               2,156
         DaVita Inc. (b)                                               63               1,936
         Dentsply International Inc.                                   1                57
         Edwards Lifesciences Corp. (b)                                73               2,537
         Health Management Associates Inc. (l)                         198              4,435
         Henry Schein Inc. (b)                                         1                38
         Kinetic Concepts Inc. (b)                                     83               4,142
         Laboratory Corp. of America Holdings (b)                      115              4,550
         Lincare Holdings Inc. (b)                                     1                39
         Manor Care Inc.                                               157              5,127
         Patterson Dental Co. (b)                                      1                38
         Quest Diagnostics Inc.                                        1                68
         Renal Care Group Inc. (b)                                     1                40
         ResMed Inc. (b)                                               1                25
         Respironics Inc. (b)                                          1                29
         Smith & Nephew Plc                                            1                39
         St. Jude Medical Inc. (b)                                     1                38
         Stryker Corp.                                                 1                61
         Sybron Dental Specialties Inc. (b)                            1                30
         Techne Corp. (b)                                              1                43
         Varian Medical Systems Inc. (b)                               1                63
         Wellchoice Inc. (b)                                           2                99
         WellPoint Health Networks Inc. (b)                            1                56
         Wright Medical Group Inc. (b)                                 1                28
         Zimmer Holdings Inc. (b)                                      1                97
                                                                                        27,985
Home Builders - 0.1%
         Centex Corp.                                                  1                60
         KB Home                                                       -                28
         Lennar Corp.                                                  2                80
         Pulte Homes Inc.                                              1                42
         Thor Industries Inc.                                          1                33
         Toll Brothers Inc. (b)                                        2                63
         Winnebago Industries                                          1                34
                                                                                        340
Household Products - 0.0%
         Avery Dennison Corp.                                          1                57
         Clorox Co.                                                    1                27
         Jarden Corp. (b)                                              1                29
                                                                                        113
Insurance - 3.6%
         AMBAC Financial Group Inc.                                    1                43
         Arch Capital Group Ltd. (b)                                   1                27
         Arthur J. Gallagher & Co.                                     1                40
         Assurant Inc.                                                 83               2,190
         Axis Capital Holdings Ltd.                                    67               1,876
         Brown & Brown Inc.                                            1                43
         Genworth Financial Inc. - Class A (b)                         80               1,836
         Markel Corp. (b)                                              -                28
         MBIA Inc.                                                     1                29
         MGIC Investment Corp.                                         1                53
         Principal Financial Group                                     88               3,061
         Protective Life Corp.                                         67               2,591
         Radian Group Inc.                                             50               2,376
         RenaissanceRe Holdings Ltd.                                   1                43
         Triad Guaranty Inc. (b)                                       -                6
         Willis Group Holdings Ltd.                                    98               3,663
                                                                                        17,905
Internet - 3.4%
         Check Point Software Technologies Ltd. (b)                    1                30
         CheckFree Corp. (b)                                           49               1,470
         CNET Networks Inc. (b)                                        59               653
         F5 Networks Inc. (b)                                          2                45
         InterActiveCorp. (b) (l)                                      37               1,115
         Internet Security Systems Inc. (b)                            2                26
         Matrixone Inc. (b)                                            4                26
         Monster Worldwide Inc. (b) (l)                                106              2,731
         Network Associates Inc. (b) (l)                               273              4,949
         Sina Corp. (b)                                                1                40
         Symantec Corp. (b)                                            3                118
         VeriSign Inc. (b)                                             253              5,033
         WebMD Corp. (b) (l)                                           41               382
         Websense Inc. (b)                                             1                34
                                                                                        16,652
Iron & Steel - 1.4%
         International Steel Group Inc. (b) (l)                        59               1,756
         Nucor Corp. (l)                                               65               4,989
                                                                                        6,745
Leisure Time - 1.1%
         Brunswick Corp.                                               129              5,248
         Harley-Davidson Inc.                                          1                31
         Multimedia Games Inc. (b) (l)                                 1                32
         Polaris Industries Inc.                                       1                29
         Royal Caribbean Cruises Ltd.                                  1                43
         Sabre Holdings Corp.                                          1                30
                                                                                        5,413
Lodging - 0.9%
         Fairmont Hotels & Resorts Inc.                                152              4,096
         Hilton Hotels Corp.                                           2                30
         Marriott International Inc. - Class A                         2                95
         Station Casinos Inc.                                          2                97
         Wynn Resorts Ltd. (b)                                         1                27
                                                                                        4,345
Machinery - 0.0%
         IDEX Corp.                                                    1                30
         Zebra Technologies Corp. (b)                                  1                44
                                                                                        74
Manufacturing - 2.8%
         Cuno Inc. (b)                                                 1                32
         Danaher Corp. (l)                                             75               3,868
         Dover Corp.                                                   1                29
         ITT Industries Inc.                                           55               4,565
         Pall Corp.                                                    1                29
         Roper Industries Inc.                                         90               5,110
                                                                                        13,633
Media - 3.5%
         Cablevision Systems Corp. (b) (l)                             102              2,004
         Citadel Broadcasting Corp. (b)                                260              3,784
         COX Radio Inc. (b)                                            112              1,938
         Cumulus Media Inc. - Class A (b)                              1                24
         E.W. Scripps Co.                                              1                63
         Entercom Communications Corp. (b)                             38               1,429
         McGraw-Hill Cos. Inc.                                         1                38
         Meredith Corp.                                                2                93
         New York Times Co.                                            1                63
         Radio One Inc. - Class D (b)                                  3                50
         Regent Communications Inc. (b)                                5                28
         Rogers Communications Inc. - Class B                          134              2,429
         Salem Communications Corp. - Class A (b)                      1                38
         Scholastic Corp. (b)                                          79               2,366
         Spanish Broadcasting System Inc. (b)                          3                25
         Univision Communications Inc. (b) (l)                         2                76
         Washington Post                                               -                93
         Westwood One Inc. (b)                                         2                36
         XM Satellite Radio Holdings Inc. - Class A (b) (l)            100              2,729
                                                                                        17,306
Metal Fabrication & Hardware - 0.0%
         Kaydon Corp.                                                  1                31

Mining - 0.6%
         Newmont Mining Corp.                                          79               3,062

Office Furnishings - 0.0%
         HNI Corp.                                                     1                42

Oil & Gas Producers - 3.7%
         Apache Corp.                                                  1                44
         Devon Energy Corp.                                            1                59
         Diamond Offshore Drilling Inc. (l)                            151              3,603
         EOG Resources Inc.                                            82               4,896
         Murphy Oil Corp.                                              71               5,233
         XTO Energy Inc.                                               144              4,275
                                                                                        18,110
Oil & Gas Services - 4.2%
         Baker Hughes Inc.                                             1                45
         BJ Services Co. (b) (l)                                       155              7,114
         Cooper Cameron Corp. (b)                                      75               3,653
         FMC Technologies Inc. (b) (l)                                 118              3,398
         Smith International Inc. (b)                                  116              6,446
         Weatherford International Ltd. (b)                            1                27
                                                                                        20,683
Packaging & Containers - 0.0%
         Sealed Air Corp. (b)                                          1                59

Pharmaceuticals - 9.1%
         Abgenix Inc. (b)                                              80               935
         Alkermes Inc. (b)                                             87               1,184
         Allergan Inc.                                                 1                55
         AmerisourceBergen Corp. (l)                                   68               4,059
         Amylin Pharmaceuticals Inc. (b)                               58               1,327
         Andrx Corp. (b)                                               94               2,625
         Atherogenics Inc. (b)                                         1                21
         Barr Laboratories Inc. (b)                                    54               1,820
         Caremark Rx Inc. (b)                                          3                99
         Cephalon Inc. (b) (l)                                         59               3,175
         Express Scripts Inc. - Class A (b)                            1                95
         Gilead Sciences Inc. (b)                                      70               4,663
         ImClone Systems Inc. (b)                                      41               3,517
         IVAX Corp. (b)                                                175              4,198
         Medco Health Solutions Inc. (b)                               3                101
         Medicines Co. (b)                                             1                24
         Medicis Pharmaceutical Corp. - Class A                        1                24
         Neurocrine Biosciences Inc. (b)                               35               1,799
         Omnicare Inc.                                                 204              8,746
         Onyx Pharmaceuticals Inc. (b) (l)                             1                25
         Sepracor Inc. (b)                                             11               571
         Taro Pharmaceuticals Industries Ltd. (b) (l)                  55               2,375
         Valeant Pharmaceuticals International                         64               1,286
         Watson Pharmaceuticals Inc. (b)                               70               1,883
                                                                                        44,607
Pipelines - 0.7%
         Western Gas Resources Inc.                                    104              3,378

Real Estate - 0.0%
         Jones Lang LaSalle Inc. (b)                                   1                30

Retail - 6.7%
         99 Cents Only Stores (b) (l)                                  2                23
         Autozone Inc. (b)                                             1                40
         Bed Bath & Beyond Inc. (b)                                    1                42
         Best Buy Co. Inc.                                             74               3,755
         Big Lots Inc. (b)                                             2                27
         Cheesecake Factory (b)                                        72               2,853
         CVS Corp.                                                     1                29
         Dollar General Corp.                                          5                98
         Dollar Tree Stores Inc. (b)                                   111              3,034
         Family Dollar Stores Inc.                                     148              4,502
         Fred's Inc.                                                   1                29
         Men's Wearhouse Inc. (b)                                      1                26
         MSC Industrial Direct Co. Inc.                                17               558
         O'Reilly Automotive Inc. (b)                                  66               2,965
         Outback Steakhouse Inc.                                       1                25
         Petsmart Inc.                                                 157              5,082
         PF Chang's China Bistro Inc. (b)                              40               1,646
         Ross Stores Inc.                                              124              3,313
         Ruby Tuesday Inc.                                             1                25
         Shoppers Drug Mart Corp. (b)                                  66               1,644
         Staples Inc.                                                  5                144
         Starbucks Corp. (b)                                           1                43
         Tiffany & Co.                                                 1                44
         TJX Cos. Inc.                                                 5                130
         Williams-Sonoma Inc. (b)                                      94               3,102
                                                                                        33,179
Semiconductors - 4.4%
         Agere Systems Inc. (b) (l)                                    196              452
         Agere Systems Inc. - Class B (b)                              455              978
         Altera Corp. (b)                                              6                122
         AMIS Holdings Inc. (b)                                        116              1,954
         Analog Devices Inc.                                           1                28
         ASML Holding NV - NYS (b)                                     2                27
         Broadcom Corp. (b)                                            2                112
         Emulex Corp. (b) (l)                                          1                20
         Integrated Circuit Systems Inc. (b)                           93               2,526
         Intersil Corp.                                                168              3,630
         KLA-Tencor Corp. (b) (l)                                      1                44
         Lam Research Corp. (b)                                        2                46
         Linear Technology Corp.                                       3                114
         Marvell Technology Group Ltd. (b)                             1                32
         Maxim Integrated Products Inc.                                1                58
         Microchip Technology Inc.                                     134              4,230
         Microsemi Corp. (b)                                           2                33
         National Semiconductor Corp. (b)                              3                70
         Novellus Systems Inc. (b) (l)                                 77               2,405
         Power Integrations Inc. (b)                                   1                25
         QLogic Corp. (b)                                              81               2,164
         Semtech Corp. (b)                                             98               2,298
         Silicon Laboratories Inc. (b)                                 1                23
         Xilinx Inc.                                                   3                107
                                                                                        21,498
Software - 5.3%
         Adobe Systems Inc.                                            77               3,558
         BMC Software Inc. (b)                                         3                58
         Certegy Inc.                                                  147              5,696
         Citrix Systems Inc. (b)                                       48               969
         Cognos Inc. (b)                                               25               918
         Dun & Bradstreet Corp. (b)                                    1                54
         Electronic Arts Inc. (b)                                      3                147
         Fair Isaac Corp.                                              53               1,772
         FILENET Corp. (b)                                             1                32
         Fiserv Inc. (b)                                               84               3,263
         Global Payments Inc.                                          42               1,873
         IMS Health Inc.                                               3                63
         Intuit Inc. (b)                                               69               2,650
         Mercury Interactive Corp. (b) (l)                             59               2,935
         NETIQ Corp. (b)                                               2                26
         PeopleSoft Inc. (b)                                           2                28
         Red Hat Inc. (b) (l)                                          92               2,111
         SEI Investments Co.                                           1                26
         Siebel Systems Inc. (b)                                       4                43
         Veritas Software Corp. (b)                                    2                44
                                                                                        26,266
Telecommunications Equipment - 2.0%
         Comverse Technology Inc. (b) (l)                              77               1,535
         Corning Inc. (b)                                              10               124
         Harris Corp. (l)                                              113              5,735
         JDS Uniphase Corp. (b)                                        24               92
         Juniper Networks Inc. (b)                                     93               2,285
         Plantronics Inc. (b)                                          1                29
                                                                                        9,800
Textiles - 0.0%
         Cintas Corp.                                                  2                100

Toys & Hobbies - 0.0%
         Mattel Inc.                                                   2                27

Transportation - 1.2%
         C.H. Robinson Worldwide Inc.                                  65               2,961
         Expeditors International of Washington Inc. (l)               61               2,989
         Landstar System Inc. (b)                                      1                42
         UTI Worldwide Inc.                                            1                32
                                                                                        6,024
Wireless Telecommunications - 2.9%
         American Tower Corp. (b) (l)                                  2                30
         Crown Castle International Corp. (b)                          231              3,405
         Nextel Communications Inc. (b)                                64               1,707
         Nextel Partners Inc. (b)                                      188              2,985
         Rogers Wireless Communications Inc. (b)                       1                27
         Triton PCS Holdings Inc. (b) (l)                              54               235
         Western Wireless Corp. (b)                                    206              5,955
                                                                                        14,344

         Total Common Stocks (cost $372,917)                                            468,357

Short Term Investments - 4.6%
Money Market Funds - 4.6%
         Dreyfus Cash Management Plus, 1.14% (a)                       5,579            5,579
         T. Rowe Price Reserves Investment Fund, 1.21% (a) (n)         17,143           17,143

         Total Short Term Investments (cost $22,722)                                    22,722

Total Investments - 99.8% (cost $395,639)                                               491,079
Other Assets and Liabilities, Net - 0.2%                                                923
Total Net Assets - 100%                                                                 $492,002

JNL/T. ROWE PRICE VALUE FUND
Common Stocks - 95.6%
Aerospace & Defense - 3.4%
         Lockheed Martin Corp.                                         101              $5,255
         Raytheon Co.                                                  121              4,317
         Rockwell Collins Inc.                                         142              4,735
                                                                                        14,307
Airlines - 0.2%
         Delta Air Lines Inc. (b) (l)                                  121              858

Auto Manufacturers - 0.6%
         Ford Motor Co. (l)                                            153              2,400

Auto Parts & Equipment - 0.2%
         Delphi Corp.                                                  66               702

Banks - 7.5%
         Bank of America Corp.                                         81               6,892
         Bank One Corp.                                                86               4,391
         Comerica Inc.                                                 67               3,699
         Huntington Bancshares Inc.                                    135              3,087
         Mellon Financial Corp.                                        132              3,877
         Royal Bank of Scotland Group Plc                              140              4,018
         US Bancorp.                                                   192              5,303
                                                                                        31,267
Beverages - 1.7%
         Coca-Cola Enterprises Inc.                                    110              3,175
         Heineken NV (l)                                               121              3,966
                                                                                        7,141
Biotechnology - 0.4%
         Medimmune Inc. (b)                                            73               1,715

Chemicals - 2.3%
         E.I. du Pont de Nemours & Co.                                 101              4,472
         Great Lakes Chemical Corp.                                    137              3,705
         Hercules Inc. (b)                                             110              1,335
                                                                                        9,512
Computers - 1.4%
         Electronic Data Systems Corp.                                 60               1,153
         Hewlett-Packard Co.                                           222              4,691
                                                                                        5,844
Diversified Financial Services - 5.8%
         American Express Co.                                          97               4,984
         Citigroup Inc.                                                54               2,533
         Franklin Resources Inc.                                       66               3,290
         Freddie Mac                                                   66               4,146
         JPMorgan Chase & Co.                                          99               3,823
         Morgan Stanley                                                103              5,435
                                                                                        24,211
Electric - 3.1%
         Duke Energy Corp. (l)                                         144              2,920
         FirstEnergy Corp.                                             99               3,689
         NiSource Inc. (l)                                             189              3,901
         Pinnacle West Capital Corp.                                   55               2,213
                                                                                        12,723
Environmental Control - 1.0%
         Waste Management Inc.                                         137              4,196

Food - 2.0%
         Campbell Soup Co. (l)                                         121              3,258
         General Mills Inc.                                            61               2,880
         Safeway Inc. (b) (l)                                          82               2,088
                                                                                        8,226
Forest Products & Paper - 3.1%
         Bowater Inc. (l)                                              88               3,665
         International Paper Co.                                       111              4,966
         MeadWestvaco Corp.                                            140              4,123
                                                                                        12,754
Healthcare - 2.1%
         Johnson & Johnson                                             87               4,840
         Medtronic Inc.                                                79               3,844
                                                                                        8,684
Home Furnishings - 0.8%
         Sony Corp. - ADR                                              89               3,371

Household Products - 2.6%
         Clorox Co.                                                    44               2,355
         Fortune Brands Inc.                                           55               4,134
         Newell Rubbermaid Inc.                                        175              4,122
                                                                                        10,611
Insurance - 9.8%
         Berkshire Hathaway Inc. - Class A (b)                         -                3,736
         Cigna Corp.                                                   44               3,000
         Genworth Financial Inc. - Class A (b)                         189              4,331
         Hartford Financial Services Group Inc.                        60               4,138
         Marsh & McLennan Cos. Inc.                                    95               4,316
         Principal Financial Group                                     114              3,951
         Prudential Financial Inc.                                     53               2,444
         Radian Group Inc.                                             76               3,631
         Safeco Corp.                                                  90               3,951
         St. Paul Cos. Inc.                                            117              4,725
         UnumProvident Corp.                                           153              2,437
                                                                                        40,660
Iron & Steel - 1.2%
         Nucor Corp.                                                   68               5,189

Leisure Time - 0.7%
         Harley-Davidson Inc.                                          49               3,054

Lodging - 1.1%
         Fairmont Hotels & Resorts Inc.                                167              4,503

Manufacturing - 8.8%
         Cooper Industries Ltd. - Class A                              78               4,634
         Eastman Kodak Co.                                             66               1,773
         Eaton Corp.                                                   56               3,625
         General Electric Co.                                          351              11,379
         Honeywell International Inc.                                  159              5,813
         Illinois Tool Works Inc. (l)                                  20               1,879
         Pall Corp.                                                    66               1,721
         Tyco International Ltd.                                       173              5,723
                                                                                        36,547
Media - 9.4%
         Cablevision Systems Corp. (b) (l)                             154              3,018
         Comcast Corp. - Class A (b)                                   44               1,236
         Comcast Corp. - Special Class A (b) (l)                       191              5,271
         Dow Jones & Co. Inc.                                          60               2,715
         Liberty Media Corp. (b)                                       434              3,905
         Liberty Media International Inc. - Class A (b)                22               806
         New York Times Co.                                            92               4,118
         Pearson Plc                                                   159              1,929
         Reuters Group Plc                                             383              2,576
         Time Warner Inc. (b)                                          286              5,033
         Viacom Inc. - Class B                                         107              3,833
         Walt Disney Co.                                               182              4,632
                                                                                        39,072
Mining - 0.7%
         Alcoa Inc.                                                    93               3,065

Oil & Gas Producers - 6.0%
         Amerada Hess Corp.                                            73               5,789
         ChevronTexaco Corp.                                           17               1,580
         ConocoPhillips                                                33               2,518
         Exxon Mobil Corp.                                             100              4,454
         Marathon Oil Corp.                                            38               1,453
         Royal Dutch Petroleum Co. - NYS                               99               5,100
         Total SA - ADR                                                41               3,930
                                                                                        24,824
Oil & Gas Services - 1.7%
         Baker Hughes Inc.                                             121              4,537
         Schlumberger Ltd.                                             41               2,572
                                                                                        7,109
Pharmaceuticals - 3.9%
         Bristol-Myers Squibb Co.                                      105              2,565
         Merck & Co. Inc.                                              136              6,455
         Schering-Plough Corp.                                         175              3,240
         Wyeth                                                         113              4,093
                                                                                        16,353
Retail - 3.8%
         CVS Corp.                                                     100              4,190
         Family Dollar Stores Inc.                                     98               2,984
         May Department Stores Co.                                     130              3,565
         McDonald's Corp.                                              129              3,357
         RadioShack Corp.                                              49               1,391
         Toys "R" Us Inc. (b)                                          23               369
                                                                                        15,856
Semiconductors - 0.4%
         Texas Instruments Inc.                                        71               1,722

Software - 1.5%
         Microsoft Corp.                                               223              6,363

Telecommunications - 2.8%
         Alltel Corp.                                                  54               2,754
         MCI Inc. (b)                                                  72               1,013
         Qwest Communications International Inc. (b)                   1,013            3,637
         Sprint Corp. - FON Group                                      234              4,111
                                                                                        11,515
Telecommunications Equipment - 0.5%
         Nokia Oyj - ADR                                               132              1,924

Tobacco - 0.5%
         Altria Group Inc.                                             43               2,172

Toys & Hobbies - 0.6%
         Hasbro Inc.                                                   124              2,360

Transportation - 3.1%
         CNF Inc.                                                      96               3,986
         CSX Corp.                                                     124              4,047
         Norfolk Southern Corp.                                        26               692
         Union Pacific Corp.                                           72               4,257
                                                                                        12,982
Wireless Telecommunications - 0.9%
         Motorola Inc. (l)                                             199              3,630

         Total Common Stocks (cost $349,453)                                            397,422

Preferred Stocks - 0.4%
Insurance - 0.4%
         Genworth Financial Inc., 6.00% (l)                            24               671
         UnumProvident Corp., 7.25%                                    32               806

         Total Preferred Stocks (cost $1,388)                                           1,477

Corporate Bonds - 0.2%
Airlines - 0.2%
         Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j) (l)            $1,030           666
         Total Corporate Bonds (cost $988)                                              666

Short Term Investments - 4.2%
Money Market Funds - 4.2%
         Dreyfus Cash Management Plus, 1.14% (a)                       5,539            5,539
         T. Rowe Price Reserves Investment Fund, 1.21% (a) (n)         11,943           11,943

         Total Short Term Investments (cost $17,482)                                    17,482

Total Investments - 100.4% (cost $369,311)                                              417,047
Other Assets and Liabilities, Net -  (0.4%)                                             (1,851)
Total Net Assets - 100%                                                                 $415,196


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2004

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2004.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of June 30, 2004, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, the JNL/PIMCO Total Return
     Bond Fund, the JNL/Salomon Brothers Balanced Fund, the JNL/Salomon Brothers
     Strategic Bond Fund, and the JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund are: $3,785; $34,250; $1,387; $71,715 and $92,443, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of June
     30, 2004, the market value, in thousands, of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International Value
     Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return
     Fund,  JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund,
     JNL/Putnam  International Equity Fund,  JNL/Salomon Brothers Balanced Fund,
     JNL/Salomon  Brothers High Yield Bond Fund,  JNL/Salomon Brothers Strategic
     Bond  Fund,  JNL/Salomon  Brothers  U.S.  Government  & Quality  Bond Fund,
     JNL/Select  Global Growth Fund, and JNL/T.Rowe  Price Value Fund are: $435;
     $652; $271; $5,383; $2,023;  $26,051; $540; $75; $1,906;  $13,105;  $6,113;
     $801 and $666, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of June 30, 2004.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2004.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of June 30, 2004.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

ABBREVIATIONS:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BZD - Belize Dollar                        NOK - Norwegian Krone
CAD - Canadian Dollar                      NYS - New York Shares
CHF - Swiss Franc                          NZD - New Zealand Dollar
CLP - Chilean Peso                         PEN - New Sol
DKK - Danish Krone                         RUB - Russian Ruble
EUR - European Currency Unit (Euro)        SEK - Swedish Krona
GBP - British Pound                        SGD - Singapore Dollar
GDR - Global Depository Receipt            SKK - Slovak Koruna
HKD - Hong Kong Dollar                     TWD - New Taiwan Dollar
INR - Indian Rupee                         USD - United States Dollar
JPY - Japanese Yen                         ZAR - Rand


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2004

SCHEDULE OF OPTIONS WRITTEN:
----------------------------------------------------------------------------------------------------------------------------------
                                                       EXPIRATION DATE        EXERCISE PRICE       CONTRACTS   MARKET VALUE (000's)
JNL/AIM SMALL CAP GROWTH FUND
Taser International Inc. Call Option                     7/19/2004               $ 45.00               12           $ (3)
Urban Outfitters Inc. Call Option                        7/19/2004                 65.00                1              -
                                                                                                                 ------------
                                                                                                                    $ (3)
                                                                                                                 ============

JNL/PIMCO TOTAL RETURN BOND FUND
U.S. 5-Year Treasury Note Call Option                    8/27/2004              $ 111.50               10           $ (1)
U.S. 5-Year Treasury Note Put Option                     8/27/2004                107.50               15             (6)
U.S. 10-Year Treasury Note Future Call Option            8/27/2004                110.00               45            (39)
U.S. 10-Year Treasury Note Future Call Option            8/27/2004                111.00               18             (9)
U.S. 10-Year Treasury Note Future Call Option            8/27/2004                114.00                2              -
U.S. 10-Year Treasury Note Future Call Option            8/27/2004                115.00               71             (2)
U.S. 10-Year Treasury Note Future Put Option             8/27/2004                108.00               31            (21)
U.S. 10-Year Treasury Note Future Put Option             8/30/2004                105.00               45             (6)
Call Swaption, 3 month LIBOR versus 3.80% fixed          10/7/2004                   n/a               15              -
Call Swaption, 3 month LIBOR versus 3.80% fixed          10/19/2004                  n/a                2            (13)
Put Swaption, 3 month LIBOR versus 6.00% fixed           10/19/2004                  n/a                2              -
Call Swaption, 3 month LIBOR versus 3.14% fixed          11/2/2004                   n/a                9            (22)
Put Swaption, 3 month LIBOR versus 6.70% fixed           11/2/2004                   n/a                9              -
Call Swaption, 3 month LIBOR versus 5.50% fixed           1/7/2005                   n/a                6            (22)
Put Swaption, 3 month LIBOR versus 7.00% fixed            1/7/2005                   n/a                6              -
                                                                                                                 ------------
                                                                                                                   $ (141)
                                                                                                                 ============

JNL/PUTNAM EQUITY FUND
Ross Stores Inc. Put Option                               7/7/2004               $ 22.90           3,013             $ -
Sandisk Corp. Put Option                                  7/9/2004                 19.62           3,540              (1)
                                                                                                                 ------------
                                                                                                                    $ (1)
                                                                                                                 ============


SUMMARY OF WRITTEN CALL OPTIONS FOR THE PERIOD ENDED JUNE 30, 2004 (IN THOUSANDS EXCEPT CONTRACTS):
----------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF CONTRACTS                PREMIUMS
JNL/AIM SMALL CAP GROWTH FUND                                            ----------------                ------------

Options outstanding at December 31, 2003                                              51                          $ 7
    Options written during the period                                                274                           40
    Options closed during the period                                                (140)                         (22)
    Options exercised during the period                                              (99)                         (13)
    Options expired during the period                                                (73)                         (10)
                                                                         ----------------                -------------
Options outstanding at June 30, 2004                                                  13                          $ 2
                                                                         ================                =============

JNL/PIMCO TOTAL RETURN BOND FUND
Options outstanding at December 31, 2003                                             238                        $ 307
    Options written during the period                                                860                          487
    Options closed during the period                                                (155)                         (47)
    Options exercised during the period                                             (228)                         (85)
    Options expired during the period                                               (429)                        (366)
                                                                         ----------------                -------------
Options outstanding at June 30, 2004                                                 286                        $ 296
                                                                         ================                =============

JNL/PUTNAM EQUITY FUND
Options outstanding at December 31, 2003                                               -                          $ -
    Options written during the period                                             72,623                           41
    Options closed during the period                                             (39,552)                         (25)
    Options exercised during the period                                           (2,275)                          (4)
    Options expired during the period                                            (24,243)                         (10)
                                                                         ----------------                -------------
Options outstanding at June 30, 2004                                               6,553                          $ 2
                                                                         ================                =============

JNL/PUTNAM VALUE EQUITY FUND
Options outstanding at December 31, 2003                                               -                          $ -
    Options written during the period                                             59,810                           13
    Options closed during the period                                                   -                            -
    Options exercised during the period                                                -                            -
    Options expired during the period                                            (59,810)                         (13)
                                                                         ----------------                -------------
Options outstanding at June 30, 2004                                                   -                          $ -
                                                                         ================                =============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2004

SUMMARY OF SWAP AGREEMENTS :
------------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                               NOTIONAL AMOUNT                  APPRECIATION/(DEPRECIATION)
JNL/PIMCO TOTAL RETURN BOND FUND
Barclay's Capital
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/06                            $   4,400                        $      4
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 06/17/10                              1,100                               1
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                                3,500                            (142)
Citibank N.A.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 12 month EURIBOR, 06/17/10                               500                              (6)
Goldman Sachs Capital Markets, L.P.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 06/17/08                              3,200                             (57)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                     400                               3
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                900                              16
JPMorgan Chase Bank
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 12/21/07                             14,200                             (62)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                     100                               -
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/17                                100                               2
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     300                               1
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                600                              11
Merrill Lynch Capital Services, Inc.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/07                             (5,700)                             44
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 1 month Lehman Brothers
      ERISA-eligible CMBS Index and pay a floating rate
      based on 1 month LIBOR MINUS 0.65%, 09/30/04                      700                              (1)
UBS Warburg AG
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/06                                2,000                               3
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 6 month EURIBOR, 06/17/08                              3,200                             (45)
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/09                               22,200                             161
    Receive fixed rate equal to 5.00% and pay floating rate
      based on 6 month LIBOR, 06/16/11                                1,900                             (75)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/17                                 100,000                               -
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                 200,000                              (1)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                            300,000                               4
                                                                                                ------------
                                                                                                     $ (139)
                                                                                                ============
SUMMARY OF SECURITIES SOLD SHORT :
------------------------------------------------------------------------------------------------------------------------
                                                                 PAR AMOUNT                     MARKET VALUE
JNL/PIMCO Total Return Bond Fund
    U.S. Treasury Note, 3.875%, 02/15/13                 $              800                   $        (765)
    U.S. Treasury Note, 4.75%, 05/15/14                               1,900                          (1,920)
    U.S. Treasury Bond, 6.25%, 08/15/23                                 900                            (997)
    U.S. Treasury Bond, 6.25%, 05/15/30                               2,100                          (2,351)
    U.S. Treasury Bond, 5.375%, 02/15/31                              2,500                          (2,521)
                                                                                                ------------
      Total (proceeds $8,387)                                                                      $ (8,554)
                                                                                                ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2004

SUMMARY OF INVESTMENTS BY COUNTRY:
--------------------------------------

                                                                     JNL/Mellon Capital      JNL/
                                JNL/FMR          JNL/JPMorgan         Management             Oppenheimer
                               Capital Growth    International       International           Global Growth
                                  Fund            Value Fund          Index Fund             Fund
-----------------------------------------------------------------------------------------------------



Argentina                             - %              - %              - %              - %
Australia                              -             0.8              4.5              0.4
Austria                                -             1.0              0.3                -
Belgium                                -               -              1.1                -
Bermuda                                -               -                -                -
Brazil                               3.7             0.6                -              1.9
Bulgaria                               -               -                -                -
Canada                               5.3               -                -              2.0
Cayman Islands                         -               -                -                -
Chile                                  -               -                -                -
China                                  -               -                -                -
Colombia                               -               -                -                -
Denmark                                -               -              0.7                -
Ecuador                                -               -                -                -
Finland                                -               -              1.4                -
France                                 -            10.7              8.7              7.1
Germany                                -             3.6              6.4              3.1
Greece                               0.5               -              0.4                -
Hong Kong                              -             2.5              1.5              1.5
India                                  -             1.3                -              2.3
Indonesia                              -             1.0                -                -
Ireland                                -               -              0.8              0.4
Israel                                 -               -                -              0.4
Italy                                  -             3.4              3.6              0.4
Japan                                  -            20.7             22.7              9.0
Liberia                                -               -                -                -
Luxembourg                             -             1.9              0.1                -
Malaysia                               -               -                -                -
Mexico                                 -               -                -              1.5
Morocco                                -               -                -                -
Netherlands                            -             5.7              4.7              2.5
New Zealand                            -               -              0.2                -
Norway                                 -               -              0.5              1.0
Panama                                 -               -                -                -
Peru                                   -               -                -                -
Philippines                            -               -                -                -
Portugal                               -               -              0.3                -
Russia                                 -             0.8                -                -
Singapore                              -             2.8              0.7              0.5
South Africa                           -               -                -                -
South Korea                            -             1.6                -              1.8
Spain                                  -             4.0              3.4              0.3
Sweden                                 -             1.6              2.3              3.2
Switzerland                            -             7.8              6.6              1.8
Taiwan                                 -             0.5                -              0.9
Turkey                                 -               -                -                -
United Kingdom                         -            23.7             23.6             13.6
United States                       90.5             4.0              5.5             44.4
Venezuela                              -               -                -                -
             ------------------------------------------------------------------------------------

TOTAL
INVESTMENTS                         100.0%        100.0%            100.0%           100.0%
             ====================================================================================


                              JNL/                    JNL/Salomon                                  JNL/
                          PPM America   JNL/Putnam    Brothers        JNL/Select     JNL/Select     T.Rowe Price
                           High Yield  International  Strategic Bond  Global        Large Cap      Established
                           Bond Fund   Equity Fund      Fund          Growth Fund    Growth Fund    Growth Fund
---------------------------------------------------------------------------------------------------------------



Argentina                       - %            - %       0.2 %           - %            - %           - %
Australia                       -            1.0         0.1             -              -           0.8
Austria                         -              -           -             -              -             -
Belgium                         -            0.6           -             -              -             -
Bermuda                         -            0.8           -             -              -           1.2
Brazil                          -            0.6         2.1             -              -             -
Bulgaria                        -              -         0.3             -              -             -
Canada                        5.6            2.0         0.9           4.3             5.8          0.4
Cayman Islands                0.3              -         0.1             -              -             -
Chile                         0.4              -           -             -              -             -
China                           -            0.5           -             -              -             -
Colombia                        -              -         0.4             -              -             -
Denmark                         -            1.2           -             -              -             -
Ecuador                         -              -         0.4             -              -             -
Finland                         -            0.6         0.5             -              -             -
France                          -           10.3         1.6          13.8              -           1.0
Germany                         -            4.7         3.9           5.5              -           0.8
Greece                          -              -           -             -              -             -
Hong Kong                       -              -           -             -              -             -
India                           -              -           -             -              -             -
Indonesia                       -              -           -             -              -             -
Ireland                         -            2.0           -           4.9              -             -
Israel                          -              -           -             -              -           0.3
Italy                           -            1.5         0.3           0.8              -             -
Japan                           -           19.3            -          6.4              -             -
Liberia                       0.8              -           -             -              -             -
Luxembourg                    2.2              -           -           0.3              -             -
Malaysia                        -              -         0.2             -              -             -
Mexico                          -            0.6         1.1             -              -           0.4
Morocco                         -              -         0.3             -              -             -
Netherlands                     -            1.9         1.5           2.2              -             -
New Zealand                     -              -           -             -              -             -
Norway                          -            0.1           -             -              -             -
Panama                          -              -         0.4             -              -             -
Peru                            -              -         0.2             -              -             -
Philippines                     -              -         0.5             -              -             -
Portugal                        -              -           -             -              -             -
Russia                          -            0.1         1.8           0.2              -             -
Singapore                       -            2.1           -             -              -             -
South Africa                    -              -         0.1             -              -             -
South Korea                     -            4.7           -           1.2              -           0.6
Spain                           -            2.2           -           0.4              -           0.4
Sweden                          -            3.1           -           2.7              -             -
Switzerland                     -           14.4           -           1.4              -           1.5
Taiwan                          -            0.9           -             -              -             -
Turkey                          -              -         0.3             -              -             -
United Kingdom                  -           20.2         0.5          10.8            3.4           3.3
United States                90.7            4.6        82.0          45.1           90.8          89.3
Venezuela                       -              -         0.5             -              -             -
             ------------------------------------------------------------------------------------------------

TOTAL
INVESTMENTS                 100.0%        100.0%       100.0%       100.0%          100.0%       100.0%
             ================================================================================================


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2004

SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------

      CURRENCY         SETTLEMENT       NOTIONAL       CURRENCY         UNREALIZED
   PURCHASED/SOLD         DATE           AMOUNT          VALUE         GAIN/(LOSS)

JNL/FMR BALANCED FUND
      CAD/USD           7/2/2004               3  CAD          $ 2               $ -
      CAD/USD           7/2/2004               2  CAD            2                 -
      GBP/USD           7/1/2004               1  GBP            2                 -
      USD/CAD           7/30/2004            (23) CAD          (18)                -
      USD/CAD           7/6/2004             (16) CAD          (13)                -
                                                     --------------   ---------------
                                                             $ (25)              $ -
                                                     ==============   ===============


JNL/JPMORGAN INTERNATIONAL VALUE FUND
      AUD/USD           8/19/2004          2,497 AUD       $ 1,730              $ (8)
      CHF/USD           8/19/2004            758 CHF           606                (4)
      EUR/USD           8/19/2004          3,475 EUR         4,224               (29)
      EUR/USD           8/19/2004          2,295 EUR         2,790                17
      GBP/USD           7/2/2004              90 GBP           163                 -
      GBP/USD           8/19/2004          2,114 GBP         3,817               (35)
      GBP/USD           8/19/2004            347 GBP           627                 3
      HDK/USD           8/19/2004          1,684 HKD           216                 -
      JPY/USD           7/2/2004          17,500 JPY           160                 -
      JPY/USD           8/19/2004        158,914 JPY         1,460               (11)
      JPY/USD           8/19/2004        693,256 JPY         6,367               151
      SEK/USD           8/19/2004          3,626 SEK           481                11
      USD/CHF           8/19/2004          (415) CHF          (332)              (10)
      USD/CHF           8/19/2004          (900) CHF          (719)                9
      USD/EUR           7/2/2004            (50) EUR           (60)                -
      USD/EUR           8/19/2004        (4,100) EUR        (4,983)              (86)
      USD/EUR           8/19/2004        (2,051) EUR        (2,493)               27
      USD/GBP           8/19/2004        (1,405) GBP        (2,536)               27
      USD/GBP           8/19/2004         (1228) GBP        (2,216)              (53)
      USD/HKD           8/19/2004          (779) HKD          (100)                -
      USD/HKD           8/19/2004        (2,414) HKD          (310)                -
      USD/JPY           8/19/2004      (525,535) JPY        (4,826)              (82)
      USD/JPY           8/19/2004      (131,326) JPY        (1,206)                5
      USD/SGD           8/19/2004        (1,377) SGD          (804)                4
                                                     --------------   ---------------
                                                           $ 2,056             $ (64)
                                                     ==============   ===============


JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
      AUD/USD           7/2/2004             689 AUD         $ 480               $ -
      CHF/USD           7/2/2004             926 CHF           739                 -
      CHF/USD           7/2/2004             926 CHF           739                 -
      DKK/USD           7/2/2004             376 DKK            62                 -
      DKK/USD           7/2/2004             376 DKK            62                 -
      EUR/USD           7/2/2004           2,682 EUR         3,263                 -
      EUR/USD           9/16/2004             28 EUR            34                 -
      EUR/USD           9/16/2004          3,402 EUR         4,134                26
      GBP/USD           7/2/2004           1,400 GBP         2,538                 -
      GBP/USD           9/16/2004          1,994 GBP         3,591               (15)
      GBP/USD           9/16/2004            135 GBP           243                 -
      HKD/USD           7/2/2004           1,152 HKD           148                 -
      HKD/USD           7/2/2004           1,152 HKD           148                 -
      JPY/USD           7/2/2004         249,020 JPY         2,282                 -
      JPY/USD           7/2/2004         249,020 JPY         2,282                 -
      JPY/USD           9/16/2004        128,480 JPY         1,182               (10)
      JPY/USD           9/16/2004        141,953 JPY         1,306                13
      NOK/USD           7/2/2004             223 NOK            32                 -


     CURRENCY          SETTLEMENT        NOTIONAL      CURRENCY      UNREALIZED
  PURCHASED/SOLD          DATE            AMOUNT        VALUE        GAIN/(LOSS)

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND (CONTINUED)
      NOK/USD           7/2/2004              223 NOK         32                 -
      NZD/USD           7/2/2004               60 NZD         38                 -
      NZD/USD           7/2/2004               60 NZD         38                 -
      SEK/USD           7/2/2004            1,934 SEK        257                 -
      SEK/USD           7/2/2004            1,934 SEK        257                 -
      SGD/USD           7/2/2004              164 SGD         95                 -
      SGD/USD           7/2/2004              164 SGD         95                 -
      USD/EUR           9/16/2004         (3,122) EUR     (3,794)              (31)
      USD/GBP           9/16/2004         (1,766) GBP     (3,181)              (19)
      USD/JPY           9/16/2004       (260,400) JPY     (2,395)               15
                                                      -----------  ----------------
                                                        $ 14,599             $ (21)
                                                      ===========  ================


JNL/OPPENHEIMER GLOBAL GROWTH FUND
      USD/CAD           7/2/2004            (107) CAD $      (80)              $ -
      USD/EUR           7/1/2004              (2) EUR         (3)                -
                                                      -----------  ----------------
                                                           $ (83)              $ -
                                                      ===========  ================


JNL/PIMCO TOTAL RETURN BOND FUND
      BRL/USD           7/26/2004             107 BRL       $ 34              $ (1)
      BRL/USD           8/24/2004             224 BRL         71                 3
      BRL/USD           9/17/2004             300 BRL         94                 2
      CLP/USD           8/6/2004           11,219 CLP         18                 -
      CLP/USD            0/18/04           48,728 CLP         76                 -
      CLP/USD           9/17/2004          60,602 CLP         95                 1
      HKD/USD           7/26/2004             576 HKD         74                 -
      CLP/USD           8/24/2004             587 HKD         75                 -
      HKD/USD           9/20/2004             777 HKD        100                 -
      INR/USD           9/21/2004           6,421 INR        139                (3)
      JPY/USD           7/21/2004         478,202 JPY      4,386                26
      KRW/USD           7/26/2004          85,914 KRW         74                 1
      KRW/USD           8/24/2004          87,920 KRW         76                 2
      KRW/USD           9/20/2004         118,000 KRW        102                 1
      MXN/USD           8/27/2004             399 MXN         34                 -
      MXN/USD           9/21/2004           1,121 MXN         96                (3)
      PEN/USD           8/24/2004             259 PEN         74                 1
      PEN/USD           9/20/2004             348 PEN        100                 -
      RUB/USD           7/23/2004           2,106 RUB         72                 1
      RUB/USD           8/19/2004           2,153 RUB         74                 1
      RUB/USD           9/20/2004           2,854 RUB         98                 1
      SGD/USD           7/26/2004             125 SGD         73                (1)
      SGD/USD           8/24/2004             128 SGD         74                 -
      SGD/USD           9/20/2004             170 SGD         99                 -
      SKK/USD           8/24/2004           2,457 SKK         75                 2
      SKK/USD           9/21/2004           3,343 SKK        102                 1
      TWD/USD           8/24/2004           2,500 TWD         75                 -
      TWD/USD           9/20/2004           3,321 TWD         99                 -
      USD/EUR           7/20/2004         (2,903) EUR     (3,530)               41
      USD/ZAR           8/24/2004           (302) ZAR        (48)                -
      USD/ZAR           9/21/2004           (401) ZAR        (64)                -
      ZAR/USD           8/24/2004             501 ZAR         80                 7
      ZAR/USD           9/21/2004             686 ZAR        109                 4
                                                      -----------  ----------------
                                                         $ 3,106              $ 87
                                                      ===========  ================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2004

SUMMARY OF OPEN CURRENCY CONTRACTS (CONTINUED):
-------------------------------------------------------------------------------------------------

       CURRENCY            SETTLEMENT      NOTIONAL          CURRENCY          UNREALIZED
    PURCHASED/SOLD            DATE          AMOUNT             VALUE           GAIN/(LOSS)

JNL/PUTNAM INTERNATIONAL EQUITY FUND
        AUD/USD             9/15/2004          1,884 AUD           $ 1,302             $ (11)
        EUR/USD             7/1/2004              56 EUR                68                 -
        EUR/USD             7/2/2004              63 EUR                76                 -
        GBP/USD             9/15/2004            780 GBP             1,405                (8)
        JPY/USD             7/1/2004           5,186 JPY                48                (1)
        JPY/USD             7/2/2004           6,961 JPY                64                 -
        SEK/USD             7/1/2004             640 SEK                85                 -
        USD/CHF             9/15/2004        (2,338) CHF            (1,872)                1
        USD/GBP             7/1/2004            (74) GBP              (135)                1
                                                         ------------------  ----------------
                                                                   $ 1,041             $ (18)
                                                         ==================  ================


JNL/SALOMON STRATEGIC BOND FUND
        USD/EUR             8/25/2004       (19,070) EUR         $ (23,177)           $ (465)
                                                         ==================  ================


JNL/Select Global Growth Fund
        CHF/USD             9/27/2004            800 CHF             $ 641              $ 24
        CHF/USD            10/15/2004            800 CHF               641                24
        EUR/USD             9/27/2004          1,925 EUR             2,339                47
        GBP/USD            10/15/2004            900 GBP             1,617                37
        GBP/USD            11/19/2004          1,200 GBP             2,150                50
        JPY/USD             7/2/2004          17,836 JPY               163                (1)
        USD/CHF             9/27/2004          (800) CHF              (641)               (6)
        USD/CHF            10/15/2004          (800) CHF              (641)              (25)
        USD/EUR             7/1/2004           (194) EUR              (236)                -
        USD/EUR             7/6/2004            (66) EUR               (81)                -
        USD/EUR             9/27/2004          (400) EUR              (486)               (2)
        USD/EUR             9/27/2004        (1,525) EUR            (1,853)               14
        USD/GBP             7/2/2004            (86) GBP              (157)               (1)
        USD/GBP             7/6/2004           (469) GBP              (851)                3
        USD/GBP            10/15/2004          (900) GBP            (1,617)              (32)
        USD/GBP            11/19/2004        (1,000) GBP            (1,792)                -
        USD/GBP            11/19/2004          (200) GBP              (358)                -
        USD/JPY             7/1/2004        (27,727) JPY              (254)                3
                                                         ------------------  ----------------
                                                                  $ (1,416)            $ 135
                                                         ==================  ================


JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
        USD/EUR             7/1/2004           (221) EUR            $ (269)              $ -
                                                         ==================  ================


JNL/T. ROWE PRICE VALUE FUND
        EUR/USD             7/1/2004             156 EUR             $ 190               $ -
        GBP/USD             7/1/2004             106 GBP               193                 -
                                                         ------------------  ----------------
                                                                     $ 383               $ -
                                                         ==================  ================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2004

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                CONTRACTS                      UNREALIZED
                                                                  LONG/      NOTIONAL         APPRECIATION/
                                                                 (SHORT)      AMOUNT          (DEPRECIATION)

JNL/AIM SMALL CAP GROWTH FUND
Russell 2000 Index Future
   Expiration September 2004                                        2                                $ 24
                                                                                       ===================

JNL/JPMORGAN INTERNATIONAL VALUE FUND
Dow Jones Euro Stoxx 50 Future
   Expiration September 2004                                       23                                 $ 1
FTSE 100 Index Future
   Expiration September 2004                                        7                                  (3)
Topix Japanese Yen Future
   Expiration September 2004                                        4                                  11
                                                                                       -------------------
                                                                                                      $ 9
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration September 2004                                                  $800                   $ (2)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2004                                                  (100)                    (1)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2004                                                  (400)                    (2)
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2004                                                   400                      7
                                                                                       -------------------
                                                                                                      $ 2
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
Dow Jones Euro Stoxx 50 Future
   Expiration September 2004                                       27                                 $ -
FTSE 100 Index Future
   Expiration September 2004                                       11                                  (6)
Topix Japanese Yen Future
   Expiration September 2004                                        5                                   6
                                                                                       -------------------
                                                                                                      $ -
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
S&P 500 Index Future
   Expiration September 2004                                       44                                $ 53
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
S&P MidCap 400 E-Mini Future
   Expiration September 2004                                       90                                $ 36
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
S&P 500 E-Mini Future
   Expiration September 2004                                       15                                $ 24
                                                                                       ===================

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
Russell 2000 Mini Index Future
   Expiration September 2004                                       86                               $ 129
                                                                                       ===================


-------------------------------------------------------------------------------------------------------
                                                        CONTRACTS                             UNREALIZED
                                                        LONG/           NOTIONAL            APPRECIATION/
                                                        (SHORT)          AMOUNT             (DEPRECIATION)

JNL/PIMCO TOTAL RETURN FUND
Euribor Interest Rate Future
   Expiration June 2005                                                $ 99,000                   $ 13
Euribor Interest Rate Future
   Expiration September 2005                                             96,000                    (22)
Euribor Interest Rate Future
   Expiration December 2005                                             135,000                   (135)
Euro BOBL Future, 5-Year, 6.00%,
   Expiration September 2004                                              8,100                     14
Eurodollar Future
   Expiration December 2004                                              29,000                      1
Eurodollar Future
   Expiration March 2005                                                 27,000                    (19)
Eurodollar Future
   Expiration June 2005                                                  50,000                    (66)
Eurodollar Future
   Expiration September 2005                                             30,000                    (52)
Eurodollar Future
   Expiration December 2005                                              31,000                    (51)
Eurodollar Future
   Expiration March 2006                                                 20,000                    (21)
Eurodollar Future Option
   Expiration September 2004                                            (12,000)                     4
Eurodollar Future Option
   Expiration December 2004                                             (12,000)                    12
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2004                                             37,000                    181
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2004                                             79,000                    957
                                                                                    -------------------
                                                                                                 $ 816
                                                                                    ===================

JNL/SALOMON BROTHERS STRATEGIC BOND FUND
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2004                                             (1,300)                 $ (11)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2004                                            (16,900)                $ (204)
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2004                                              3,600                     70
                                                                                    -------------------
                                                                                                $ (145)
                                                                                    ===================

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2004                                            (60,300)                $ (332)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2004                                              3,900                     54
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2004                                             22,200                    433
                                                                                    -------------------
                                                                                                 $ 155
                                                                                    ===================




JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004



                                                    JNL/AIM            JNL/AIM         JNL/Alger
                                                   Large Cap          Small Cap          Growth
ASSETS                                            Growth Fund        Growth Fund          Fund
                                                -----------------  ---------------- -----------------

Investments - unaffiliated, at value (a) (b)           $ 149,805          $ 47,450         $ 275,411
Investments - affiliated, at value and cost                    -                 -                 -
Cash                                                           -                 -                 9
Foreign currency (c)                                           -                 -                 -
Receivables:
   Dividends and interest                                     30                 5               141
   Forward currency contracts                                  -                 -                 -
   Foreign taxes recoverable                                   3                 -                 -
   Fund shares sold                                          271               154               161
   Investment securities sold                              1,116               101               756
   Variation margin                                            -                 4                 -
Collateral for securities loaned                           6,405             5,042            24,088
                                                -----------------  ---------------- -----------------
TOTAL ASSETS                                             157,630            52,756           300,566
                                                -----------------  ---------------- -----------------

LIABILITIES
Cash overdraft                                                 -                 -                 -
Payables:
   Administrative fees                                        12                 4                22
   Advisory fees                                              88                32               173
   Investment securities purchased                         3,279               200                 -
   Income payable                                              -                 -                 -
   Forward currency contracts                                  -                 -                 -
   Fund shares redeemed                                       84               263               272
   Swap agreements, net                                        -                 -                 -
   12b-1 service fee (Class A)                                23                 7                45
   Variation margin                                            -                 -                 -
Investment securities sold short, at value (d)                 -                 -                 -
Options written, at value (e)                                  -                 3                 -
Return of collateral for securities loaned                 6,405             5,042            24,088
                                                -----------------  ---------------- -----------------
TOTAL LIABILITIES                                          9,891             5,551            24,600
                                                -----------------  ---------------- -----------------
NET ASSETS                                             $ 147,739          $ 47,205         $ 275,966
                                                =================  ================ =================

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 138,001          $ 41,675         $ 366,245
Undistributed (accumulated) net
   investment income (loss)                                 (232)             (229)             (680)
Accumulated net realized gain (loss)                        (516)             (332)         (113,737)
Net unrealized appreciation (depreciation)                10,486             6,091            24,138
                                                -----------------  ---------------- -----------------
                                                       $ 147,739          $ 47,205         $ 275,966
                                                =================  ================ =================

CLASS A
Net assets                                             $ 147,730          $ 47,204         $ 275,965
Shares outstanding (no par value),
   unlimited shares authorized                            13,171             3,910            18,160
Net asset value per share                                $ 11.22           $ 12.07           $ 15.20
                                                =================  ================ =================

CLASS B
Net assets                                                   $ 9               $ 1               $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                 1                 -                 -
Net asset value per share                                $ 11.22           $ 12.08           $ 15.22
                                                =================  ================ =================
----------------------------------------------

(a)   Including securities on loan of:                   $ 6,208           $ 4,843          $ 23,393
(b)   Investments - unaffiliated, at cost                139,319            41,382           251,273
(c)   Foreign currency cost                                    -                 -                 -
(d)   Proceeds from securities sold short                      -                 -                 -
(e)   Premiums from options written                            -                 2                 -




                                                  JNL/Alliance         JNL/Eagle        JNL/Eagle
                                                 Capital Growth       Core Equity       SmallCap
ASSETS                                                Fund               Fund          Equity Fund
                                                ------------------  ---------------- ----------------

Investments - unaffiliated, at value (a) (b)             $ 68,666         $ 309,135        $ 141,845
Investments - affiliated, at value and cost                     -                 -                -
Cash                                                            -                 -                -
Foreign currency (c)                                            -                 -                -
Receivables:
   Dividends and interest                                      35               330               22
   Forward currency contracts                                   -                 -                -
   Foreign taxes recoverable                                    1                 2                -
   Fund shares sold                                            17               297              440
   Investment securities sold                                 872             1,119                -
   Variation margin                                             -                 -                -
Collateral for securities loaned                            6,023            10,495            5,623
                                                ------------------  ---------------- ----------------
TOTAL ASSETS                                               75,614           321,378          147,930
                                                ------------------  ---------------- ----------------
                                                                                      .
LIABILITIES
Cash overdraft                                                  -                 -                -
Payables:
   Administrative fees                                          5                25               11
   Advisory fees                                               32               163               84
   Investment securities purchased                            915             1,376                -
   Income payable                                               -                 -                -
   Forward currency contracts                                   -                 -                -
   Fund shares redeemed                                        26               207              235
   Swap agreements, net                                         -                 -                -
   12b-1 service fee (Class A)                                 11                50               22
   Variation margin                                             -                 -                -
Investment securities sold short, at value (d)                  -                 -                -
Options written, at value (e)                                   -                 -                -
Return of collateral for securities loaned                  6,023            10,495            5,623
                                                ------------------  ---------------- ----------------
TOTAL LIABILITIES                                           7,012            12,316            5,975
                                                ------------------  ---------------- ----------------
NET ASSETS                                               $ 68,602         $ 309,062        $ 141,955
                                                ==================  ================ ================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 127,760         $ 325,611        $ 128,050
Undistributed (accumulated) net
   investment income (loss)                                    52               932             (493)
Accumulated net realized gain (loss)                      (64,132)          (26,261)         (12,805)
Net unrealized appreciation (depreciation)                  4,922             8,780           27,203
                                                ------------------  ---------------- ----------------
                                                         $ 68,602         $ 309,062        $ 141,955
                                                ==================  ================ ================

CLASS A
Net assets                                               $ 68,601         $ 309,061        $ 141,954
Shares outstanding (no par value),
   unlimited shares authorized                              6,698            21,809            7,840
Net asset value per share                                 $ 10.24           $ 14.17          $ 18.11
                                                ==================  ================ ================

CLASS B
Net assets                                                    $ 1               $ 1              $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                  -                 -                -
Net asset value per share                                 $ 10.24           $ 14.18          $ 18.13
----------------------------------------------  ==================  ================ ================

(a)   Including securities on loan of:                    $ 5,767          $ 10,122          $ 5,431
(b)   Investments - unaffiliated, at cost                  63,744           300,355          114,642
(c)   Foreign currency cost                                     -                 -                -
(d)   Proceeds from securities sold short                       -                 -                -
(e)   Premiums from options written                             -                 -                -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                     JNL/FMR             JNL/FMR         JNL/JPMorgan
                                                     Balanced            Capital         International
ASSETS                                                 Fund            Growth Fund        Value Fund
                                                -------------------  ----------------- ------------------

Investments - unaffiliated, at value (a) (b)              $ 95,916          $ 154,367           $ 51,746
Investments - affiliated, at value and cost                      -                  -                  -
Cash                                                             -                 24                  -
Foreign currency (c)                                            11                  -                522
Receivables:
   Dividends and interest                                      353                 71                 49
   Forward currency contracts                                    -                  -                254
   Foreign taxes recoverable                                     3                  -                 18
   Fund shares sold                                             75                 18                634
   Investment securities sold                                1,309              1,406                434
   Variation margin                                              -                  -                  2
Collateral for securities loaned                            30,948             21,916              5,882
                                                -------------------  ----------------- ------------------
TOTAL ASSETS                                               128,615            177,802             59,541
                                                -------------------  ----------------- ------------------

LIABILITIES
Cash overdraft                                                   -                  -                  -
Payables:
   Administrative fees                                           8                 12                  6
   Advisory fees                                                54                 87                 32
   Investment securities purchased                           1,352              2,406                729
   Income payable                                                -                  -                  -
   Forward currency contracts                                    -                  -                318
   Fund shares redeemed                                        125                278                129
   Swap agreements, net                                          -                  -                  -
   12b-1 service fee (Class A)                                  15                 25                  8
   Variation margin                                              -                  -                 10
Investment securities sold short, at value (d)                   -                  -                  -
Options written, at value (e)                                    -                  -                  -
Return of collateral for securities loaned                  30,948             21,916              5,882
                                                -------------------  ----------------- ------------------
TOTAL LIABILITIES                                           32,502             24,724              7,114
                                                -------------------  ----------------- ------------------
NET ASSETS                                                $ 96,113          $ 153,078           $ 52,427
                                                ===================  ================= ==================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 96,091          $ 488,923           $ 50,330
Undistributed (accumulated) net
   investment income (loss)                                    752               (190)               381
Accumulated net realized gain (loss)                        (3,169)          (338,404)              (184)
Net unrealized appreciation (depreciation)                   2,439              2,749              1,900
                                                -------------------  ----------------- ------------------
                                                          $ 96,113          $ 153,078           $ 52,427
                                                ===================  ================= ==================

CLASS A
Net assets                                                $ 96,112          $ 153,077           $ 52,426
Shares outstanding (no par value),
   unlimited shares authorized                              10,122             10,850              6,499
Net asset value per share                                   $ 9.50            $ 14.11             $ 8.07
                                                ===================  ================= ==================

CLASS B
Net assets                                                     $ 1                $ 1                $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                   -                  -                  -
Net asset value per share                                   $ 9.50            $ 14.12             $ 8.07
----------------------------------------------  ==================   ================= ==================

(a)   Including securities on loan of:                    $ 30,372           $ 21,144            $ 5,596
(b)   Investments - unaffiliated, at cost                   93,477            151,618             49,790
(c)   Foreign currency cost                                     12                  -                524
(d)   Proceeds from securities sold short                        -                  -                  -
(e)   Premiums from options written                              -                  -                  -



                                                                                         JNL/Mellon
                                                                                          Capital
                                                   JNL/Lazard         JNL/Lazard         Management
                                                     Mid Cap           Small Cap         Bond Index
ASSETS                                             Value Fund         Value Fund            Fund
                                                ------------------  ----------------  -----------------

Investments - unaffiliated, at value (a) (b)            $ 166,347         $ 171,185          $ 123,740
Investments - affiliated, at value and cost                     -                 -              1,145
Cash                                                            -                 1                  -
Foreign currency (c)                                            -                 -                  -
Receivables:
   Dividends and interest                                      93               112              1,235
   Forward currency contracts                                   -                 -                  -
   Foreign taxes recoverable                                    -                 1                  -
   Fund shares sold                                           294               175                290
   Investment securities sold                               2,424             1,013              2,598
   Variation margin                                             -                 -                  6
Collateral for securities loaned                           15,686             6,920             39,216
                                                ------------------  ----------------  -----------------
TOTAL ASSETS                                              184,844           179,407            168,230
                                                ------------------  ----------------  -----------------

LIABILITIES
Cash overdraft                                                  -                 -                  -
Payables:
   Administrative fees                                         13                13                 10
   Advisory fees                                               99               108                 30
   Investment securities purchased                          4,144             2,223              3,790
   Income payable                                               -                 -                  -
   Forward currency contracts                                   -                 -                  -
   Fund shares redeemed                                        85               102                 52
   Swap agreements, net                                         -                 -                  -
   12b-1 service fee (Class A)                                 25                27                 20
   Variation margin                                             -                 -                  4
Investment securities sold short, at value (d)                  -                 -                  -
Options written, at value (e)                                   -                 -                  -
Return of collateral for securities loaned                 15,686             6,920             39,216
                                                ------------------  ----------------  -----------------
TOTAL LIABILITIES                                          20,052             9,393             43,122
                                                ------------------  ----------------  -----------------
NET ASSETS                                              $ 164,792         $ 170,014          $ 125,108
                                                ==================  ================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 131,209         $ 137,874          $ 124,698
Undistributed (accumulated) net
   investment income (loss)                                   296                97              2,074
Accumulated net realized gain (loss)                       16,694            15,547               (428)
Net unrealized appreciation (depreciation)                 16,593            16,496             (1,236)
                                                ------------------  ----------------  -----------------
                                                        $ 164,792         $ 170,014          $ 125,108
                                                ==================  ================  =================

CLASS A
Net assets                                              $ 164,781         $ 170,004          $ 125,103
Shares outstanding (no par value),
   unlimited shares authorized                             11,256            12,288             11,957
Net asset value per share                                 $ 14.64           $ 13.83            $ 10.46
                                                ==================  ================  =================

CLASS B
Net assets                                                   $ 11              $ 10                $ 5
Shares outstanding (no par value),
   unlimited shares authorized                                  1                 1                  1
Net asset value per share                                 $ 14.65           $ 13.84            $ 10.47
----------------------------------------------  ==================  ================  =================

(a)   Including securities on loan of:                   $ 14,998           $ 6,706           $ 38,503
(b)   Investments - unaffiliated, at cost                 149,754           154,689            124,978
(c)   Foreign currency cost                                     -                 -                  -
(d)   Proceeds from securities sold short                       -                 -                  -
(e)   Premiums from options written                             -                 -                  -


                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                    JNL/Mellon
                                                     Capital           JNL/Mellon          JNL/Mellon
                                                    Management           Capital             Capital
                                                     Enhanced          Management          Management
                                                  S&P 500 Stock       International      S&P 400 MidCap
ASSETS                                              Index Fund         Index Fund          Index Fund
                                                -------------------  ----------------  --------------------

Investments - unaffiliated, at value (a) (b)             $ 159,405         $ 206,414             $ 134,429
Investments - affiliated, at value and cost                 12,012            11,242                 5,740
Cash                                                             -                 -                     -
Foreign currency (c)                                             -               616                     -
Receivables:
   Dividends and interest                                      155               321                    83
   Forward currency contracts                                    -                54                     2
   Foreign taxes recoverable                                     -                53                     -
   Fund shares sold                                            347               324                   453
   Investment securities sold                                    -             9,951                 3,076
   Variation margin                                         12,544                 3                    25
Collateral for securities loaned                             9,384            21,698                10,439
                                                -------------------  ----------------  --------------------
TOTAL ASSETS                                               193,847           250,676               154,247
                                                -------------------  ----------------  --------------------

LIABILITIES
Cash overdraft                                                   -                18                     -
Payables:
   Administrative fees                                          14                25                    10
   Advisory fees                                                64                50                    31
   Investment securities purchased                               -            19,867                 3,874
   Income payable                                                -                 -                     -
   Forward currency contracts                                    -                75                     -
   Fund shares redeemed                                        121               148                    68
   Swap agreements, net                                          -                 -                     -
   12b-1 service fee (Class A)                                  27                33                    21
   Variation margin                                         12,494                14                     -
Investment securities sold short, at value (d)                   -                 -                     -
Options written, at value (e)                                    -                 -                     -
Return of collateral for securities loaned                   9,384            21,698                10,439
                                                -------------------  ----------------  --------------------
TOTAL LIABILITIES                                           22,104            41,928                14,443
                                                -------------------  ----------------  --------------------
NET ASSETS                                               $ 171,743         $ 208,748             $ 139,804
                                                ===================  ================  ====================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 165,077         $ 188,293             $ 123,832
Undistributed (accumulated) net
   investment income (loss)                                    971             2,469                   342
Accumulated net realized gain (loss)                           (24)              505                 1,620
Net unrealized appreciation (depreciation)                   5,719            17,481                14,010
                                                -------------------  ----------------  --------------------
                                                         $ 171,743         $ 208,748             $ 139,804
                                                ===================  ================  ====================

CLASS A
Net assets                                               $ 171,742         $ 208,743             $ 139,773
Shares outstanding (no par value),
   unlimited shares authorized                              20,870            17,487                11,517
Net asset value per share                                   $ 8.23           $ 11.94               $ 12.14
                                                ===================  ================  ====================

CLASS B
Net assets                                                     $ 1               $ 5                  $ 31
Shares outstanding (no par value),
   unlimited shares authorized                                   -                 1                     3
Net asset value per share                                   $ 8.24           $ 11.95               $ 12.15
----------------------------------------------  ===================  ================  ====================

(a)   Including securities on loan of:                     $ 8,953          $ 20,853              $ 10,079
(b)   Investments - unaffiliated, at cost                  153,739           188,906               120,455
(c)   Foreign currency cost                                      -               622                     -
(d)   Proceeds from securities sold short                        -                 -                     -
(e)   Premiums from options written                              -                 -                     -


                                                    JNL/Mellon        JNL/Mellon
                                                     Capital            Capital            JNL/
                                                    Management        Management       Oppenheimer
                                                  S&P 500 Index        Small Cap          Global
ASSETS                                                 Fund           Index Fund       Growth Fund
                                                ------------------- ----------------  ---------------

Investments - unaffiliated, at value (a) (b)             $ 270,751        $ 116,954        $ 169,599
Investments - affiliated, at value and cost                 12,303            4,830                -
Cash                                                             -               53                -
Foreign currency (c)                                             -                -              275
Receivables:
   Dividends and interest                                      303              105              209
   Forward currency contracts                                    -                -                -
   Foreign taxes recoverable                                     -                -               20
   Fund shares sold                                            496              671              254
   Investment securities sold                                    -                -               92
   Variation margin                                         13,685               32                -
Collateral for securities loaned                             8,877           25,481           19,263
                                                ------------------- ----------------  ---------------
TOTAL ASSETS                                               306,415          148,126          189,712
                                                ------------------- ----------------  ---------------

LIABILITIES
Cash overdraft                                                   -                -                -
Payables:
   Administrative fees                                          22                9               20
   Advisory fees                                                64               27               93
   Investment securities purchased                             479                -            4,415
   Income payable                                                -                -                -
   Forward currency contracts                                    -                -                -
   Fund shares redeemed                                        114               93              227
   Swap agreements, net                                          -                -                -
   12b-1 service fee (Class A)                                  44               19               26
   Variation margin                                         13,630                -                -
Investment securities sold short, at value (d)                   -                -                -
Options written, at value (e)                                    -                -                -
Return of collateral for securities loaned                   8,877           25,481           19,263
                                                ------------------- ----------------  ---------------
TOTAL LIABILITIES                                           23,230           25,629           24,044
                                                ------------------- ----------------  ---------------
NET ASSETS                                               $ 283,185        $ 122,497        $ 165,668
                                                =================== ================  ===============

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 256,589        $ 106,076        $ 155,102
Undistributed (accumulated) net
   investment income (loss)                                  1,182              315              877
Accumulated net realized gain (loss)                           513            5,035          (10,158)
Net unrealized appreciation (depreciation)                  24,901           11,071           19,847
                                                ------------------- ----------------  ---------------
                                                         $ 283,185        $ 122,497        $ 165,668
                                                =================== ================  ===============

CLASS A
Net assets                                               $ 283,105        $ 122,479        $ 165,654
Shares outstanding (no par value),
   unlimited shares authorized                              27,917           10,053           15,896
Net asset value per share                                  $ 10.14          $ 12.18          $ 10.42
                                                =================== ================  ===============

CLASS B
Net assets                                                    $ 80             $ 18             $ 14
Shares outstanding (no par value),
   unlimited shares authorized                                   8                1                2
Net asset value per share                                  $ 10.15          $ 12.18          $ 10.43
----------------------------------------------  =================== ================  ===============

(a)   Including securities on loan of:                     $ 8,520         $ 24,186         $ 17,834
(b)   Investments - unaffiliated, at cost                  245,874          106,012          149,749
(c)   Foreign currency cost                                      -                -              277
(d)   Proceeds from securities sold short                        -                -                -
(e)   Premiums from options written                              -                -                -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                      JNL/            JNL/PIMCO           JNL/PPM
                                                  Oppenheimer        Total Return         America
ASSETS                                            Growth Fund         Bond Fund        Balanced Fund
                                                -----------------  ----------------- ------------------

Investments - unaffiliated, at value (a) (b)            $ 25,521          $ 417,371          $ 323,096
Investments - affiliated, at value and cost                    -                  -                  -
Cash                                                           -                  -                  -
Foreign currency (c)                                           -              2,524                  -
Receivables:
   Dividends and interest                                     11              1,090              1,536
   Forward currency contracts                                  -                 95                  -
   Foreign taxes recoverable                                   -                  -                  -
   Fund shares sold                                           17                385              1,074
   Investment securities sold                                540              8,387                697
   Variation margin                                            -                943                  -
Collateral for securities loaned                             500             18,815             36,944
                                                -----------------  ----------------- ------------------
TOTAL ASSETS                                              26,589            449,610            363,347
                                                -----------------  ----------------- ------------------

LIABILITIES
Cash overdraft                                                 -              2,064                  -
Payables:
   Administrative fees                                         2                 30                 26
   Advisory fees                                              15                152                129
   Investment securities purchased                           567             41,774              1,373
   Income payable                                              -                  -                  -
   Forward currency contracts                                  -                  8                  -
   Fund shares redeemed                                       46              1,183                247
   Swap agreements, net                                        -                770                  -
   12b-1 service fee (Class A)                                 4                 61                 52
   Variation margin                                            -                  -                  -
Investment securities sold short, at value (d)                 -              8,554                  -
Options written, at value (e)                                  -                141                  -
Return of collateral for securities loaned                   500             18,815             36,944
                                                -----------------  ----------------- ------------------
TOTAL LIABILITIES                                          1,134             73,552             38,771
                                                -----------------  ----------------- ------------------
NET ASSETS                                              $ 25,455          $ 376,058          $ 324,576
                                                =================  ================= ==================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 25,930          $ 362,577          $ 277,876
Undistributed (accumulated) net
   investment income (loss)                                  (50)             8,068              3,987
Accumulated net realized gain (loss)                      (1,245)             3,952              6,249
Net unrealized appreciation (depreciation)                   820              1,461             36,464
                                                -----------------  ----------------- ------------------
                                                        $ 25,455          $ 376,058          $ 324,576
                                                =================  ================= ==================

CLASS A
Net assets                                              $ 25,454          $ 376,057          $ 324,575
Shares outstanding (no par value),
   unlimited shares authorized                             3,003             31,962             20,242
Net asset value per share                                 $ 8.48            $ 11.77            $ 16.03
                                                =================  ================= ==================

CLASS B
Net assets                                                   $ 1                $ 1                $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                 -                  -                  -
Net asset value per share                                 $ 8.48            $ 11.78            $ 16.02
----------------------------------------------  =================  ================= ==================

(a)   Including securities on loan of:                     $ 485           $ 18,483           $ 35,975
(b)   Investments - unaffiliated, at cost                 24,701            416,643            286,632
(c)   Foreign currency cost                                    -              2,509                  -
(d)   Proceeds from securities sold short                      -              8,387                  -
(e)   Premiums from options written                            -                296                  -



                                                     JNL/PPM            JNL/PPM
                                                     America            America           JNL/PPM
                                                   High Yield            Money            America
ASSETS                                              Bond Fund         Market Fund        Value Fund
                                                ------------------  ----------------  -----------------

Investments - unaffiliated, at value (a) (b)            $ 257,625         $ 187,868          $ 143,926
Investments - affiliated, at value and cost                     -                 -                  -
Cash                                                            -                 -                  -
Foreign currency (c)                                            -                 -                  -
Receivables:
   Dividends and interest                                   4,959                 5                202
   Forward currency contracts                                   -                 -                  -
   Foreign taxes recoverable                                    -                 -                  -
   Fund shares sold                                         1,746               798                321
   Investment securities sold                                   -                 -                521
   Variation margin                                             -                 -                  -
Collateral for securities loaned                           73,400                 -             10,014
                                                ------------------  ----------------  -----------------
TOTAL ASSETS                                              337,730           188,671            154,984
                                                ------------------  ----------------  -----------------

LIABILITIES
Cash overdraft                                                  -                 -                  -
Payables:
   Administrative fees                                         21                16                 11
   Advisory fees                                              106                47                 62
   Investment securities purchased                              -                 -              1,648
   Income payable                                               -                72                  -
   Forward currency contracts                                   -                 -                  -
   Fund shares redeemed                                     1,568             3,605                 75
   Swap agreements, net                                         -                 -                  -
   12b-1 service fee (Class A)                                 42                32                 23
   Variation margin                                             -                 -                  -
Investment securities sold short, at value (d)                  -                 -                  -
Options written, at value (e)                                   -                 -                  -
Return of collateral for securities loaned                 73,400                 -             10,014
                                                ------------------  ----------------  -----------------
TOTAL LIABILITIES                                          75,137             3,772             11,833
                                                ------------------  ----------------  -----------------
NET ASSETS                                              $ 262,593         $ 184,899          $ 143,151
                                                ==================  ================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 296,303         $ 184,899          $ 126,836
Undistributed (accumulated) net
   investment income (loss)                                 9,930                 -              1,248
Accumulated net realized gain (loss)                      (52,176)                -              2,504
Net unrealized appreciation (depreciation)                  8,536                 -             12,563
                                                ------------------  ----------------  -----------------
                                                        $ 262,593         $ 184,899          $ 143,151
                                                ==================  ================  =================

CLASS A
Net assets                                              $ 262,592         $ 184,898          $ 143,150
Shares outstanding (no par value),
   unlimited shares authorized                             30,106           184,898              9,248
Net asset value per share                                  $ 8.72            $ 1.00            $ 15.48
                                                ==================  ================  =================

CLASS B
Net assets                                                    $ 1               $ 1                $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                  -                 1                  -
Net asset value per share                                  $ 8.72            $ 1.00            $ 15.49
----------------------------------------------  ==================  ================  =================

(a)   Including securities on loan of:                   $ 71,713               $ -            $ 9,589
(b)   Investments - unaffiliated, at cost                 249,089           187,868            131,363
(c)   Foreign currency cost                                     -                 -                  -
(d)   Proceeds from securities sold short                       -                 -                  -
(e)   Premiums from options written                             -                 -                  -

                      See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004

                                                   JNL/Putnam         JNL/Putnam        JNL/Putnam
                                                     Equity         International         Midcap
ASSETS                                                Fund           Equity Fund        Growth Fund
                                                ------------------ -----------------  ----------------

Investments - unaffiliated, at value (a) (b)            $ 153,398          $ 88,899          $ 31,163
Investments - affiliated, at value and cost                     -                 -                 -
Cash                                                            1                68                 -
Foreign currency (c)                                            2               173                 -
Receivables:
   Dividends and interest                                     185               108                 4
   Forward currency contracts                                   -                 2                 -
   Foreign taxes recoverable                                    9                65                 -
   Fund shares sold                                            26                18                65
   Investment securities sold                                 722               273               824
   Variation margin                                             -                 -                 -
Collateral for securities loaned                            9,038            10,469             1,709
                                                ------------------ -----------------  ----------------
TOTAL ASSETS                                              163,381           100,075            33,765
                                                ------------------ -----------------  ----------------

LIABILITIES
Cash overdraft                                                  -                 -                 -
Payables:
   Administrative fees                                         12                11                 3
   Advisory fees                                               84                56                19
   Investment securities purchased                          1,127               479               774
   Income payable                                               -                 -                 -
   Forward currency contracts                                   -                20                 -
   Fund shares redeemed                                       139               149                33
   Swap agreements, net                                         -                 -                 -
   12b-1 service fee (Class A)                                 25                14                 5
   Variation margin                                             -                 -                 -
Investment securities sold short, at value (d)                  -                 -                 -
Options written, at value (e)                                   1                 -                 -
Return of collateral for securities loaned                  9,038            10,469             1,709
                                                ------------------ -----------------  ----------------
TOTAL LIABILITIES                                          10,426            11,198             2,543
                                                ------------------ -----------------  ----------------
NET ASSETS                                              $ 152,955          $ 88,877          $ 31,222
                                                ================== =================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 269,868         $ 113,303          $ 50,023
Undistributed (accumulated) net
   investment income (loss)                                   977               769               (93)
Accumulated net realized gain (loss)                     (130,697)          (35,210)          (22,360)
Net unrealized appreciation (depreciation)                 12,807            10,015             3,652
                                                ------------------ -----------------  ----------------
                                                        $ 152,955          $ 88,877          $ 31,222
                                                ================== =================  ================

CLASS A
Net assets                                              $ 152,954          $ 88,876          $ 31,221
Shares outstanding (no par value),
   unlimited shares authorized                              8,927             9,130             4,261
Net asset value per share                                 $ 17.13            $ 9.74            $ 7.33
                                                ================== =================  ================

CLASS B
Net assets                                                    $ 1               $ 1               $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                  -                 -                 -
Net asset value per share                                 $ 17.15            $ 9.74            $ 7.34
----------------------------------------------  ================== =================  ================

(a)   Including securities on loan of:                    $ 8,680          $ 10,230           $ 1,632
(b)   Investments - unaffiliated, at cost                 140,592            78,870            27,511
(c)   Foreign currency cost                                     2               174                 -
(d)   Proceeds from securities sold short                       -                 -                 -
(e)   Premiums from options written                             2                 -                 -



                                                   JNL/Putnam          JNL/S&P             JNL/S&P
                                                     Value            Aggressive        Conservative
ASSETS                                            Equity Fund       Growth Fund I       Growth Fund I
                                                -----------------  -----------------  ------------------

Investments - unaffiliated, at value (a) (b)           $ 219,183          $ 217,492           $ 530,134
Investments - affiliated, at value and cost                    -                  -                   -
Cash                                                           -                  -                   -
Foreign currency (c)                                           4                  -                   -
Receivables:
   Dividends and interest                                    271                  -                  10
   Forward currency contracts                                  -                  -                   -
   Foreign taxes recoverable                                   3                  -                   -
   Fund shares sold                                           51                361                 685
   Investment securities sold                              2,191                  -                   -
   Variation margin                                            -                  -                   -
Collateral for securities loaned                           6,318                  -                   -
                                                -----------------  -----------------  ------------------
TOTAL ASSETS                                             228,021            217,853             530,829
                                                -----------------  -----------------  ------------------

LIABILITIES
Cash overdraft                                                 -                  -                   -
Payables:
   Administrative fees                                        18                  9                  21
   Advisory fees                                             118                 23                  54
   Investment securities purchased                           372                  -                   -
   Income payable                                              -                  -                   -
   Forward currency contracts                                  -                  -                   -
   Fund shares redeemed                                      161                 89                 322
   Swap agreements, net                                        -                  -                   -
   12b-1 service fee (Class A)                                36                  -                   -
   Variation margin                                            -                  -                   -
Investment securities sold short, at value (d)                 -                  -                   -
Options written, at value (e)                                  -                  -                   -
Return of collateral for securities loaned                 6,318                  -                   -
                                                -----------------  -----------------  ------------------
TOTAL LIABILITIES                                          7,023                121                 397
                                                -----------------  -----------------  ------------------
NET ASSETS                                             $ 220,998          $ 217,732           $ 530,432
                                                =================  =================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 247,930          $ 231,160           $ 516,524
Undistributed (accumulated) net
   investment income (loss)                                1,269               (164)               (283)
Accumulated net realized gain (loss)                     (51,985)           (26,806)            (13,655)
Net unrealized appreciation (depreciation)                23,784             13,542              27,846
                                                -----------------  -----------------  ------------------
                                                       $ 220,998          $ 217,732           $ 530,432
                                                =================  =================  ==================

CLASS A
Net assets                                             $ 220,997          $ 217,732           $ 530,432
Shares outstanding (no par value),
   unlimited shares authorized                            13,348             19,859              47,593
Net asset value per share                                $ 16.56            $ 10.96             $ 11.15
                                                =================  =================  ==================

CLASS B
Net assets                                                   $ 1          n/a                n/a
Shares outstanding (no par value),
   unlimited shares authorized                                 -          n/a                n/a
Net asset value per share                                $ 16.57          n/a                n/a
----------------------------------------------  =================

(a)   Including securities on loan of:                   $ 6,044                $ -                 $ -
(b)   Investments - unaffiliated, at cost                195,399            203,950             502,288
(c)   Foreign currency cost                                    4                  -                   -
(d)   Proceeds from securities sold short                      -                  -                   -
(e)   Premiums from options written                            -                  -                   -

                      See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                      JNL/S&P             JNL/S&P            JNL/S&P
                                                  Core Index 100       Core Index 50      Core Index 75
ASSETS                                                 Fund                 Fund               Fund
                                                --------------------  -----------------  -----------------

Investments - unaffiliated, at value (a) (b)               $ 42,715           $ 11,096           $ 17,022
Investments - affiliated, at value and cost                       -                  -                  -
Cash                                                              -                  -                  -
Foreign currency (c)                                              -                  -                  -
Receivables:
   Dividends and interest                                         1                  -                  -
   Forward currency contracts                                     -                  -                  -
   Foreign taxes recoverable                                      -                  -                  -
   Fund shares sold                                              91                  9                 14
   Investment securities sold                                     -                  -                  -
   Variation margin                                               -                  -                  -
Collateral for securities loaned                                  -                  -                  -
                                                --------------------  -----------------  -----------------
TOTAL ASSETS                                                 42,807             11,105             17,036
                                                --------------------  -----------------  -----------------

LIABILITIES
Cash overdraft                                                    -                  -                  -
Payables:
   Administrative fees                                            2                  1                  -
   Advisory fees                                                  4                  1                  2
   Investment securities purchased                                -                  -                  -
   Income payable                                                 -                  -                  -
   Forward currency contracts                                     -                  -                  -
   Fund shares redeemed                                          18                  8                  4
   Swap agreements, net                                           -                  -                  -
   12b-1 service fee (Class A)                                    -                  -                  -
   Variation margin                                               -                  -                  -
Investment securities sold short, at value (d)                    -                  -                  -
Options written, at value (e)                                     -                  -                  -
Return of collateral for securities loaned                        -                  -                  -
                                                --------------------  -----------------  -----------------
TOTAL LIABILITIES                                                24                 10                  6
                                                --------------------  -----------------  -----------------
NET ASSETS                                                 $ 42,783           $ 11,095           $ 17,030
                                                ====================  =================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 37,460            $ 9,968           $ 15,363
Undistributed (accumulated) net
   investment income (loss)                                     184                 16                 36
Accumulated net realized gain (loss)                            383                256                294
Net unrealized appreciation (depreciation)                    4,756                855              1,337
                                                --------------------  -----------------  -----------------
                                                           $ 42,783           $ 11,095           $ 17,030
                                                ====================  =================  =================

CLASS A
Net assets                                                 $ 42,783           $ 11,095           $ 17,030
Shares outstanding (no par value),
   unlimited shares authorized                                3,961              1,041              1,585
Net asset value per share                                   $ 10.80            $ 10.66            $ 10.74
                                                ====================  =================  =================

CLASS B
Net assets                                              n/a                  n/a                n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                  n/a                n/a
Net asset value per share                               n/a                  n/a                n/a
----------------------------------------------

(a)   Including securities on loan of:                          $ -                $ -                $ -
(b)   Investments - unaffiliated, at cost                    37,959             10,241             15,685
(c)   Foreign currency cost                                       -                  -                  -
(d)   Proceeds from securities sold short                         -                  -                  -
(e)   Premiums from options written                               -                  -                  -


                                                  JNL/S&P Equity         JNL/S&P           JNL/S&P
                                                    Aggressive           Equity            Moderate
ASSETS                                            Growth Fund I       Growth Fund I     Growth Fund I
                                                -------------------  ----------------  -----------------

Investments - unaffiliated, at value (a) (b)              $ 61,918         $ 222,292          $ 832,462
Investments - affiliated, at value and cost                      -                 -                  -
Cash                                                             -                 -                  -
Foreign currency (c)                                             -                 -                  -
Receivables:
   Dividends and interest                                        -                 -                  9
   Forward currency contracts                                    -                 -                  -
   Foreign taxes recoverable                                     -                 -                  -
   Fund shares sold                                            196               194                299
   Investment securities sold                                    -                 -                  -
   Variation margin                                              -                 -                  -
Collateral for securities loaned                                 -                 -                  -
                                                -------------------  ----------------  -----------------
TOTAL ASSETS                                                62,114           222,486            832,770
                                                -------------------  ----------------  -----------------

LIABILITIES
Cash overdraft                                                   -                 -                  -
Payables:
   Administrative fees                                           3                 9                 33
   Advisory fees                                                 6                23                 74
   Investment securities purchased                               -                 -                  -
   Income payable                                                -                 -                  -
   Forward currency contracts                                    -                 -                  -
   Fund shares redeemed                                         37                54                690
   Swap agreements, net                                          -                 -                  -
   12b-1 service fee (Class A)                                   -                 -                  -
   Variation margin                                              -                 -                  -
Investment securities sold short, at value (d)                   -                 -                  -
Options written, at value (e)                                    -                 -                  -
Return of collateral for securities loaned                       -                 -                  -
                                                -------------------  ----------------  -----------------
TOTAL LIABILITIES                                               46                86                797
                                                -------------------  ----------------  -----------------
NET ASSETS                                                $ 62,068         $ 222,400          $ 831,973
                                                ===================  ================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 74,598         $ 265,500          $ 817,755
Undistributed (accumulated) net
   investment income (loss)                                    (17)               37               (464)
Accumulated net realized gain (loss)                       (17,947)          (62,031)           (36,791)
Net unrealized appreciation (depreciation)                   5,434            18,894             51,473
                                                -------------------  ----------------  -----------------
                                                          $ 62,068         $ 222,400          $ 831,973
                                                ===================  ================  =================

CLASS A
Net assets                                                $ 62,068         $ 222,400          $ 831,973
Shares outstanding (no par value),
   unlimited shares authorized                               6,226            22,120             72,957
Net asset value per share                                   $ 9.97           $ 10.05            $ 11.40
                                                ===================  ================  =================

CLASS B
Net assets                                              n/a                n/a                n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                n/a                n/a
Net asset value per share                               n/a                n/a                n/a
----------------------------------------------

(a)   Including securities on loan of:                         $ -               $ -                $ -
(b)   Investments - unaffiliated, at cost                   56,484           203,398            780,989
(c)   Foreign currency cost                                      -                 -                  -
(d)   Proceeds from securities sold short                        -                 -                  -
(e)   Premiums from options written                              -                 -                  -


                      See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                                        JNL/Salomon         JNL/Salomon
                                                   JNL/S&P Very           Brothers            Brothers
                                                    Aggressive            Balanced           High Yield
ASSETS                                             Growth Fund I            Fund             Bond Fund
                                                -------------------- ------------------- -------------------

Investments - unaffiliated, at value (a) (b)               $ 72,459            $ 14,414            $ 13,996
Investments - affiliated, at value and cost                       -                   -                   -
Cash                                                              -                   -                   -
Foreign currency (c)                                              -                   -                   -
Receivables:
   Dividends and interest                                         -                  49                 306
   Forward currency contracts                                     -                   -                   -
   Foreign taxes recoverable                                      -                   -                   -
   Fund shares sold                                             276                   8                   -
   Investment securities sold                                     -                 126                  19
   Variation margin                                               -                   -                   -
Collateral for securities loaned                                  -               1,452               4,180
                                                -------------------- ------------------- -------------------
TOTAL ASSETS                                                 72,735              16,049              18,501
                                                -------------------- ------------------- -------------------

LIABILITIES
Cash overdraft                                                    -                   -                   -
Payables:
   Administrative fees                                            3                   1                   1
   Advisory fees                                                  8                   6                   7
   Investment securities purchased                                -               1,494                   -
   Income payable                                                 -                   -                   -
   Forward currency contracts                                     -                   -                   -
   Fund shares redeemed                                          18                  14               1,067
   Swap agreements, net                                           -                   -                   -
   12b-1 service fee (Class A)                                    -                   2                   2
   Variation margin                                               -                   -                   -
Investment securities sold short, at value (d)                    -                   -                   -
Options written, at value (e)                                     -                   -                   -
Return of collateral for securities loaned                        -               1,452               4,180
                                                -------------------- ------------------- -------------------
TOTAL LIABILITIES                                                29               2,969               5,257
                                                -------------------- ------------------- -------------------
NET ASSETS                                                 $ 72,706            $ 13,080            $ 13,244
                                                ==================== =================== ===================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 95,337            $ 11,859            $ 15,081
Undistributed (accumulated) net
   investment income (loss)                                     (46)                405                 737
Accumulated net realized gain (loss)                        (29,061)                320              (1,949)
Net unrealized appreciation (depreciation)                    6,476                 496                (625)
                                                -------------------- ------------------- -------------------
                                                           $ 72,706            $ 13,080            $ 13,244
                                                ==================== =================== ===================

CLASS A
Net assets                                                 $ 72,706            $ 13,079            $ 13,243
Shares outstanding (no par value),
   unlimited shares authorized                                6,994               1,151               1,638
Net asset value per share                                   $ 10.40             $ 11.36              $ 8.08
                                                ==================== =================== ===================

CLASS B
Net assets                                              n/a                         $ 1                 $ 1
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                           -                   -
Net asset value per share                               n/a                     $ 11.37              $ 8.08
----------------------------------------------                       =================== ===================

(a)   Including securities on loan of:                          $ -             $ 1,419             $ 4,057
(b)   Investments - unaffiliated, at cost                    65,983              13,918              14,621
(c)   Foreign currency cost                                       -                   -                   -
(d)   Proceeds from securities sold short                         -                   -                   -
(e)   Premiums from options written                               -                   -                   -



                                                                          JNL/Salomon
                                                   JNL/Salomon             Brothers
                                                     Brothers           U.S. Government         JNL/Select
                                                  Strategic Bond           & Quality          Global Growth
ASSETS                                                 Fund                Bond Fund               Fund
                                                -------------------  ----------------------  -----------------

Investments - unaffiliated, at value (a) (b)             $ 304,107               $ 305,359          $ 188,256
Investments - affiliated, at value and cost                      -                       -                  -
Cash                                                            22                       2              5,154
Foreign currency (c)                                           528                       -                113
Receivables:
   Dividends and interest                                    2,609                   1,199                 80
   Forward currency contracts                                    -                       -                202
   Foreign taxes recoverable                                     -                       -                 44
   Fund shares sold                                            219                     145                 39
   Investment securities sold                                   69                       3              3,199
   Variation margin                                             46                     236                  -
Collateral for securities loaned                            51,514                  30,535              9,894
                                                -------------------  ----------------------  -----------------
TOTAL ASSETS                                               359,114                 337,479            206,981
                                                -------------------  ----------------------  -----------------

LIABILITIES
Cash overdraft                                                   -                       -                  -
Payables:
   Administrative fees                                          19                      17                 24
   Advisory fees                                               121                      85                117
   Investment securities purchased                          70,346                  90,576                274
   Income payable                                                -                       -                  -
   Forward currency contracts                                  465                       -                 67
   Fund shares redeemed                                        305                     600                144
   Swap agreements, net                                          -                       -                  -
   12b-1 service fee (Class A)                                  38                      35                 32
   Variation margin                                            155                     304                  -
Investment securities sold short, at value (d)                   -                       -                  -
Options written, at value (e)                                    -                       -                  -
Return of collateral for securities loaned                  51,514                  30,535              9,894
                                                -------------------  ----------------------  -----------------
TOTAL LIABILITIES                                          122,963                 122,152             10,552
                                                -------------------  ----------------------  -----------------
NET ASSETS                                               $ 236,151               $ 215,327          $ 196,429
                                                ===================  ======================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 228,952               $ 209,434          $ 345,148
Undistributed (accumulated) net
   investment income (loss)                                  5,006                   5,100                511
Accumulated net realized gain (loss)                         4,527                     571           (163,220)
Net unrealized appreciation (depreciation)                  (2,334)                    222             13,990
                                                -------------------  ----------------------  -----------------
                                                         $ 236,151               $ 215,327          $ 196,429
                                                ===================  ======================  =================

CLASS A
Net assets                                               $ 236,150               $ 215,326          $ 196,428
Shares outstanding (no par value),
   unlimited shares authorized                              20,730                  18,800             10,920
Net asset value per share                                  $ 11.39                 $ 11.45            $ 17.99
                                                ===================  ======================  =================

CLASS B
Net assets                                                     $ 1                     $ 1                $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                   -                       -                  -
Net asset value per share                                  $ 11.40                 $ 11.45            $ 18.00
----------------------------------------------  ===================  ======================  =================

(a)   Including securities on loan of:                    $ 50,263                $ 30,039            $ 9,496
(b)   Investments - unaffiliated, at cost                  305,828                 305,292            174,400
(c)   Foreign currency cost                                    526                       -                113
(d)   Proceeds from securities sold short                        -                       -                  -
(e)   Premiums from options written                              -                       -                  -

                      See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004


                                                                       JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                                   JNL/Select             Price              Price            Price
                                                    Large Cap          Established          Mid-Cap           Value
ASSETS                                             Growth Fund         Growth Fund        Growth Fund          Fund
                                                ------------------  ------------------  ----------------  ---------------

Investments - unaffiliated, at value (a) (b)            $ 270,968           $ 549,161         $ 473,936        $ 405,104
Investments - affiliated, at value and cost                     -              11,128            17,143           11,943
Cash                                                            -                   -                 -                -
Foreign currency (c)                                            -                   -                 -                -
Receivables:
   Dividends and interest                                      55                 467               143              528
   Forward currency contracts                                   -                   -                 -                -
   Foreign taxes recoverable                                    1                   5                 -                7
   Fund shares sold                                           436                 623             1,043              622
   Investment securities sold                               2,608               5,205             1,537            2,399
   Variation margin                                             -                   -                 -                -
Collateral for securities loaned                           24,506              35,648            55,767           28,438
                                                ------------------  ------------------  ----------------  ---------------
TOTAL ASSETS                                              298,574             602,237           549,569          449,041
                                                ------------------  ------------------  ----------------  ---------------

LIABILITIES
Cash overdraft                                                  -                   -                 -                -
Payables:
   Administrative fees                                         22                  45                39               33
   Advisory fees                                              149                 279               281              227
   Investment securities purchased                          2,293               3,113               726            4,756
   Income payable                                               -                   -                 -                -
   Forward currency contracts                                   -                   -                 -                -
   Fund shares redeemed                                       183                 433               675              325
   Swap agreements, net                                         -                   -                 -                -
   12b-1 service fee (Class A)                                 44                  91                79               66
   Variation margin                                             -                   -                 -                -
Investment securities sold short, at value (d)                  -                   -                 -                -
Options written, at value (e)                                   -                   -                 -                -
Return of collateral for securities loaned                 24,506              35,648            55,767           28,438
                                                ------------------  ------------------  ----------------  ---------------
TOTAL LIABILITIES                                          27,197              39,609            57,567           33,845
                                                ------------------  ------------------  ----------------  ---------------
NET ASSETS                                              $ 271,377           $ 562,628         $ 492,002        $ 415,196
                                                ==================  ==================  ================  ===============

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 562,857           $ 591,160         $ 376,719        $ 360,289
Undistributed (accumulated) net
   investment income (loss)                                  (577)                597            (1,371)           4,411
Accumulated net realized gain (loss)                     (311,576)            (91,533)           21,214            2,759
Net unrealized appreciation (depreciation)                 20,673              62,404            95,440           47,737
                                                ------------------  ------------------  ----------------  ---------------
                                                        $ 271,377           $ 562,628         $ 492,002        $ 415,196
                                                ==================  ==================  ================  ===============

CLASS A
Net assets                                              $ 271,376           $ 562,627         $ 491,997        $ 415,195
Shares outstanding (no par value),
   unlimited shares authorized                             14,132              32,769            18,369           33,233
Net asset value per share                                 $ 19.20             $ 17.17           $ 26.78          $ 12.49
                                                ==================  ==================  ================  ===============

CLASS B
Net assets                                                    $ 1                 $ 1               $ 5              $ 1
Shares outstanding (no par value),
   unlimited shares authorized                                  -                   -                 -                -
Net asset value per share                                 $ 19.22             $ 17.18           $ 26.80          $ 12.50
----------------------------------------------  ==================  ==================  ================  ===============

(a)   Including securities on loan of:                   $ 23,665            $ 34,430          $ 53,415         $ 27,183
(b)   Investments - unaffiliated, at cost                 250,295             486,757           378,496          357,368
(c)   Foreign currency cost                                     -                   -                 -                -
(d)   Proceeds from securities sold short                       -                   -                 -                -
(e)   Premiums from options written                             -                   -                 -                -


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004



                                                         JNL/AIM            JNL/AIM          JNL/Alger
                                                        Large Cap          Small Cap           Growth
                                                       Growth Fund        Growth Fund           Fund
                                                     -----------------  ----------------  -----------------
INVESTMENT INCOME
   Dividends                                                    $ 259              $ 24              $ 700
   Interest (a)                                                    14                16                 27
   Foreign taxes withheld                                          (5)                -                 (8)
   Securities lending                                               4                 9                 26
                                                     -----------------  ----------------  -----------------
TOTAL INVESTMENT INCOME                                           272                49                745
                                                     -----------------  ----------------  -----------------

EXPENSES
   Administrative fees                                             47                24                132
   Advisory fees                                                  362               204              1,022
   Trustees fees                                                    1                 1                  4
   Interest expense                                                 -                 -                  -
   Legal fees                                                       1                 1                  3
   Distribution (12b-1) fee                                        29                 7                 97
   12b-1 service fee (Class A)                                     93                48                264
                                                     -----------------  ----------------  -----------------
TOTAL EXPENSES                                                    533               285              1,522
                                                     -----------------  ----------------  -----------------
                                                     -----------------  ----------------  -----------------
   Fees paid indirectly                                           (29)               (7)               (97)
                                                     -----------------  ----------------  -----------------
NET EXPENSES                                                      504               278              1,425
                                                     -----------------  ----------------  -----------------
                                                     -----------------  ----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                     (232)             (229)              (680)
                                                     -----------------  ----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                 -                  -
   Investments                                                    709             1,913             22,810
   Foreign currency related items                                   -                12                  -
   Futures contracts and options written                            -                23                  -
   Investment securities sold short                                 -                 -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  6,313              (560)           (14,816)
   Foreign currency related items                                   -                 -                  -
   Futures contracts and options written                            -                 8                  -
   Investment securities sold short                                 -                 -                  -
                                                     -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         7,022             1,396              7,994
                                                     -----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 6,790           $ 1,167            $ 7,314
---------------------------------------------------  =================  ================  =================

(a) Interest from affiliated investments                          $ -               $ -                $ -



                                                        JNL/Alliance         JNL/Eagle          JNL/Eagle
                                                       Capital Growth       Core Equity         SmallCap
                                                            Fund                Fund           Equity Fund
                                                     -------------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                                      $ 371            $ 2,078             $ 147
   Interest (a)                                                       7                126                25
   Foreign taxes withheld                                            (7)                (9)                -
   Securities lending                                                 4                  8                 5
                                                     -------------------  -----------------  ----------------
TOTAL INVESTMENT INCOME                                             375              2,203               177
                                                     -------------------  -----------------  ----------------

EXPENSES
   Administrative fees                                               49                138                63
   Advisory fees                                                    283                910               477
   Trustees fees                                                      2                  5                 2
   Interest expense                                                   -                  -                 -
   Legal fees                                                         1                  3                 1
   Distribution (12b-1) fee                                          36                 82                13
   12b-1 service fee (Class A)                                       98                276               127
                                                     -------------------  -----------------  ----------------
TOTAL EXPENSES                                                      469              1,414               683
                                                     -------------------  -----------------  ----------------
                                                     -------------------  -----------------  ----------------
   Fees paid indirectly                                             (36)               (82)              (13)
                                                     -------------------  -----------------  ----------------
NET EXPENSES                                                        433              1,332               670
                                                     -------------------  -----------------  ----------------
                                                     -------------------  -----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                        (58)               871              (493)
                                                     -------------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                  -                 -
   Investments                                                    5,147             20,909             7,167
   Foreign currency related items                                     -                 (3)                -
   Futures contracts and options written                              -                  -                 -
   Investment securities sold short                                   -                  -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   (2,642)           (21,824)            2,132
   Foreign currency related items                                     -                  -                 -
   Futures contracts and options written                              -                  -                 -
   Investment securities sold short                                   -                  -                 -
                                                     -------------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           2,505               (918)            9,299
                                                     -------------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 2,447              $ (47)          $ 8,806
---------------------------------------------------  ===================  =================  ================

(a) Interest from affiliated investments                            $ -                $ -               $ -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004




                                                          JNL/FMR            JNL/FMR         JNL/JPMorgan
                                                         Balanced            Capital         International
                                                           Fund            Growth Fund        Value Fund
                                                     ------------------  ----------------  ------------------
INVESTMENT INCOME
   Dividends                                                     $ 341             $ 598               $ 671
   Interest (a)                                                    887                14                  18
   Foreign taxes withheld                                          (13)              (10)                (69)
   Securities lending                                               20                 9                  13
                                                     ------------------  ----------------  ------------------
TOTAL INVESTMENT INCOME                                          1,235               611                 633
                                                     ------------------  ----------------  ------------------

EXPENSES
   Administrative fees                                              51                77                  30
   Advisory fees                                                   377               565                 152
   Trustees fees                                                     2                 3                   1
   Interest expense                                                  -                 -                   -
   Legal fees                                                        1                 2                   -
   Distribution (12b-1) fee                                         10                 6                   -
   12b-1 service fee (Class A)                                     102               154                  39
                                                     ------------------  ----------------  ------------------
TOTAL EXPENSES                                                     543               807                 222
                                                     ------------------  ----------------  ------------------
                                                     ------------------  ----------------  ------------------
   Fees paid indirectly                                            (10)               (6)                  -
                                                     ------------------  ----------------  ------------------
NET EXPENSES                                                       533               801                 222
                                                     ------------------  ----------------  ------------------
                                                     ------------------  ----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                       702              (190)                411
                                                     ------------------  ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -                 -                   -
   Investments                                                   9,443            33,409               2,467
   Foreign currency related items                                  (26)              (15)                (49)
   Futures contracts and options written                             -                 -                 226
   Investment securities sold short                                  -                 -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  (7,503)          (23,829)               (937)
   Foreign currency related items                                    -                 -                (246)
   Futures contracts and options written                             -                 -                 (97)
   Investment securities sold short                                  -                 -                   -
                                                     ------------------  ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          1,914             9,565               1,364
                                                     ------------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 2,616           $ 9,375             $ 1,775
---------------------------------------------------  ==================  ================  ==================

(a) Interest from affiliated investments                           $ -               $ -                 $ -


                                                                                                 JNL/Mellon
                                                                                                  Capital
                                                         JNL/Lazard          JNL/Lazard          Management
                                                          Mid Cap             Small Cap          Bond Index
                                                         Value Fund          Value Fund             Fund
                                                     -------------------  ------------------  -----------------
INVESTMENT INCOME
   Dividends                                                      $ 937               $ 790                $ -
   Interest (a)                                                      26                  29              2,036
   Foreign taxes withheld                                             -                  (2)                 -
   Securities lending                                                17                  40                 17
                                                     -------------------  ------------------  -----------------
TOTAL INVESTMENT INCOME                                             980                 857              2,053
                                                     -------------------  ------------------  -----------------

EXPENSES
   Administrative fees                                               74                  81                 51
   Advisory fees                                                    576                 658                152
   Trustees fees                                                      2                   2                  1
   Interest expense                                                   -                   -                  -
   Legal fees                                                         2                   1                  1
   Distribution (12b-1) fee                                          40                  43                  -
   12b-1 service fee (Class A)                                      149                 162                101
                                                     -------------------  ------------------  -----------------
TOTAL EXPENSES                                                      843                 947                306
                                                     -------------------  ------------------  -----------------
                                                     -------------------  ------------------  -----------------
   Fees paid indirectly                                             (40)                (43)                 -
                                                     -------------------  ------------------  -----------------
NET EXPENSES                                                        803                 904                306
                                                     -------------------  ------------------  -----------------
                                                     -------------------  ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                                        177                 (47)             1,747
                                                     -------------------  ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                   -                  -
   Investments                                                   17,709              18,320               (113)
   Foreign currency related items                                     -                   -                  -
   Futures contracts and options written                              -                   -                 (3)
   Investment securities sold short                                   -                   -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   (1,952)             (9,017)            (1,861)
   Foreign currency related items                                     -                   -                  -
   Futures contracts and options written                              -                   -                 (2)
   Investment securities sold short                                   -                   -                  -
                                                     -------------------  ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          15,757               9,303             (1,979)
                                                     -------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 15,934             $ 9,256             $ (232)
---------------------------------------------------  ===================  ==================  =================

(a) Interest from affiliated investments                            $ -                 $ -               $ 12

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004



                                                         JNL/Mellon
                                                           Capital           JNL/Mellon          JNL/Mellon
                                                         Management            Capital             Capital
                                                          Enhanced           Management          Management
                                                        S&P 500 Stock       International      S&P 400 MidCap
                                                         Index Fund          Index Fund          Index Fund
                                                     --------------------  ----------------  --------------------
INVESTMENT INCOME
   Dividends                                                       $ 981           $ 3,083                 $ 622
   Interest (a)                                                       34                37                    26
   Foreign taxes withheld                                              -              (333)                    -
   Securities lending                                                  2                69                     5
                                                     --------------------  ----------------  --------------------
TOTAL INVESTMENT INCOME                                            1,017             2,856                   653
                                                     --------------------  ----------------  --------------------

EXPENSES
   Administrative fees                                                68               115                    54
   Advisory fees                                                     325               230                   157
   Trustees fees                                                       2                 2                     2
   Interest expense                                                    -                 -                     -
   Legal fees                                                          1                 1                     1
   Distribution (12b-1) fee                                            1                 -                     -
   12b-1 service fee (Class A)                                       136               154                   109
                                                     --------------------  ----------------  --------------------
TOTAL EXPENSES                                                       533               502                   323
                                                     --------------------  ----------------  --------------------
                                                     --------------------  ----------------  --------------------
   Fees paid indirectly                                               (1)                -                     -
                                                     --------------------  ----------------  --------------------
NET EXPENSES                                                         532               502                   323
                                                     --------------------  ----------------  --------------------
                                                     --------------------  ----------------  --------------------
NET INVESTMENT INCOME (LOSS)                                         485             2,354                   330
                                                     --------------------  ----------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                             -                 -                     -
   Investments                                                     5,526               561                 1,550
   Foreign currency related items                                      -               114                     -
   Futures contracts and options written                             227             1,035                   509
   Investment securities sold short                                    -                 -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                      (784)            2,873                 3,447
   Foreign currency related items                                      -              (125)                    -
   Futures contracts and options written                             (15)             (173)                   38
   Investment securities sold short                                    -                 -                     -
                                                     --------------------  ----------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            4,954             4,285                 5,544
                                                     --------------------  ----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 5,439           $ 6,639               $ 5,874
---------------------------------------------------  ====================  ================  ====================

(a) Interest from affiliated investments                            $ 25              $ 31                  $ 20


                                                         JNL/Mellon            JNL/Mellon
                                                           Capital              Capital            JNL/
                                                         Management            Management       Oppenheimer
                                                        S&P 500 Index          Small Cap          Global
                                                            Fund               Index Fund       Growth Fund
                                                     --------------------  -------------------  ------------
INVESTMENT INCOME
   Dividends                                                     $ 1,795                $ 536       $ 1,399
   Interest (a)                                                       67                   30            48
   Foreign taxes withheld                                              -                    -          (118)
   Securities lending                                                  3                   12            25
                                                     --------------------  -------------------  ------------
TOTAL INVESTMENT INCOME                                            1,865                  578         1,354
                                                     --------------------  -------------------  ------------

EXPENSES
   Administrative fees                                               116                   49           105
   Advisory fees                                                     335                  141           489
   Trustees fees                                                       4                    2             2
   Interest expense                                                    -                    -             -
   Legal fees                                                          2                    1             1
   Distribution (12b-1) fee                                            -                    -             -
   12b-1 service fee (Class A)                                       231                   97           140
                                                     --------------------  -------------------  ------------
TOTAL EXPENSES                                                       688                  290           737
                                                     --------------------  -------------------  ------------
                                                     --------------------  -------------------  ------------
   Fees paid indirectly                                                -                    -             -
                                                     --------------------  -------------------  ------------
NET EXPENSES                                                         688                  290           737
                                                     --------------------  -------------------  ------------
                                                     --------------------  -------------------  ------------
NET INVESTMENT INCOME (LOSS)                                       1,177                  288           617
                                                     --------------------  -------------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                             -                    -             -
   Investments                                                        99                4,516         1,659
   Foreign currency related items                                      -                    -          (275)
   Futures contracts and options written                             198                  334             -
   Investment securities sold short                                    -                    -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                     5,393                  539         1,140
   Foreign currency related items                                      -                    -            10
   Futures contracts and options written                               -                   60             -
   Investment securities sold short                                    -                    -             -
                                                     --------------------  -------------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            5,690                5,449         2,534
                                                     --------------------  -------------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 6,867              $ 5,737       $ 3,151
---------------------------------------------------  ====================  ===================  ============

(a) Interest from affiliated investments                            $ 48                 $ 22           $ -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004


                                                           JNL/                                JNL/PPM
                                                        Oppenheimer         JNL/PIMCO          America
                                                          Growth           Total Return        Balanced
                                                           Fund             Bond Fund            Fund
                                                     ------------------  -----------------  ---------------
INVESTMENT INCOME
   Dividends                                                      $ 90               $ 28          $ 2,188
   Interest (a)                                                      5              3,625            2,641
   Foreign taxes withheld                                           (1)                 -                -
   Securities lending                                                2                 24               33
                                                     ------------------  -----------------  ---------------
TOTAL INVESTMENT INCOME                                             96              3,677            4,862
                                                     ------------------  -----------------  ---------------

EXPENSES
   Administrative fees                                              14                174              157
   Advisory fees                                                   102                872              773
   Trustees fees                                                     1                  6                5
   Interest expense                                                  -                  -                -
   Legal fees                                                        -                  4                3
   Distribution (12b-1) fee                                          -                  -                -
   12b-1 service fee (Class A)                                      29                349              313
                                                     ------------------  -----------------  ---------------
TOTAL EXPENSES                                                     146              1,405            1,251
                                                     ------------------  -----------------  ---------------
                                                     ------------------  -----------------  ---------------
   Fees paid indirectly                                              -                  -                -
                                                     ------------------  -----------------  ---------------
NET EXPENSES                                                       146              1,405            1,251
                                                     ------------------  -----------------  ---------------
                                                     ------------------  -----------------  ---------------
NET INVESTMENT INCOME (LOSS)                                       (50)             2,272            3,611
                                                     ------------------  -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -                  -                -
   Investments                                                   3,356              1,348            7,042
   Foreign currency related items                                    -               (226)               -
   Futures contracts and options written                             -                121                -
   Investment securities sold short                                  -               (339)               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  (2,751)            (3,115)          (1,113)
   Foreign currency related items                                    -                101                -
   Futures contracts and options written                             -               (245)               -
   Investment securities sold short                                  -               (117)               -
                                                     ------------------  -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            605             (2,472)           5,929
                                                     ------------------  -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 555             $ (200)         $ 9,540
---------------------------------------------------  ==================  =================  ===============

(a) Interest from affiliated investments                           $ -                $ -              $ -


                                                          JNL/PPM            JNL/PPM
                                                          America            America          JNL/PPM
                                                         High Yield           Money           America
                                                         Bond Fund         Market Fund      Value Fund
                                                     -------------------  --------------- ----------------
INVESTMENT INCOME
   Dividends                                                        $ 9              $ -          $ 1,148
   Interest (a)                                                  10,724              935                8
   Foreign taxes withheld                                             -                -                -
   Securities lending                                                91                -                3
                                                     -------------------  --------------- ----------------
TOTAL INVESTMENT INCOME                                          10,824              935            1,159
                                                     -------------------  --------------- ----------------

EXPENSES
   Administrative fees                                              134               90               51
   Advisory fees                                                    668              269              279
   Trustees fees                                                      5                3                2
   Interest expense                                                   -                -                -
   Legal fees                                                         3                2                1
   Distribution (12b-1) fee                                           -                -                -
   12b-1 service fee (Class A)                                      268              180              101
                                                     -------------------  --------------- ----------------
TOTAL EXPENSES                                                    1,078              544              434
                                                     -------------------  --------------- ----------------
                                                     -------------------  --------------- ----------------
   Fees paid indirectly                                               -                -                -
                                                     -------------------  --------------- ----------------
NET EXPENSES                                                      1,078              544              434
                                                     -------------------  --------------- ----------------
                                                     -------------------  --------------- ----------------
NET INVESTMENT INCOME (LOSS)                                      9,746              391              725
                                                     -------------------  --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                -                -
   Investments                                                    1,107                -            1,633
   Foreign currency related items                                     -                -                -
   Futures contracts and options written                              -                -                -
   Investment securities sold short                                   -                -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  (10,381)               -            3,017
   Foreign currency related items                                     -                -                -
   Futures contracts and options written                              -                -                -
   Investment securities sold short                                   -                -                -
                                                     -------------------  --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (9,274)               -            4,650
                                                     -------------------  --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                $ 472            $ 391          $ 5,375
---------------------------------------------------  ===================  =============== ================

(a) Interest from affiliated investments                            $ -              $ -              $ -


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004


                                                         JNL/Putnam         JNL/Putnam        JNL/Putnam
                                                           Equity          International        Midcap
                                                            Fund            Equity Fund       Growth Fund
                                                     -------------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                                    $ 1,060           $ 1,464              $ 60
   Interest (a)                                                       2                 9                 2
   Foreign taxes withheld                                            (4)             (157)                -
   Securities lending                                                 8                43                 3
                                                     -------------------  ----------------  ----------------
TOTAL INVESTMENT INCOME                                           1,066             1,359                65
                                                     -------------------  ----------------  ----------------

EXPENSES
   Administrative fees                                               79                72                15
   Advisory fees                                                    544               406               112
   Trustees fees                                                      1                 2                 1
   Interest expense                                                   -                 -                 -
   Legal fees                                                         2                 1                 -
   Distribution (12b-1) fee                                          36                 8                 7
   12b-1 service fee (Class A)                                      158                96                30
                                                     -------------------  ----------------  ----------------
TOTAL EXPENSES                                                      820               585               165
                                                     -------------------  ----------------  ----------------
                                                     -------------------  ----------------  ----------------
   Fees paid indirectly                                             (36)               (8)               (7)
                                                     -------------------  ----------------  ----------------
NET EXPENSES                                                        784               577               158
                                                     -------------------  ----------------  ----------------
                                                     -------------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                        282               782               (93)
                                                     -------------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                 -                 -
   Investments                                                   11,044             6,901             2,704
   Foreign currency related items                                     1                74                 -
   Futures contracts and options written                              2                 -                 -
   Investment securities sold short                                   -                 -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   (5,714)           (6,685)             (525)
   Foreign currency related items                                     -               (95)                -
   Futures contracts and options written                              1                 -                 -
   Investment securities sold short                                   -                 -                 -
                                                     -------------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           5,334               195             2,179
                                                     -------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 5,616             $ 977           $ 2,086
---------------------------------------------------  ===================  ================  ================

(a) Interest from affiliated investments                            $ -               $ -               $ -


                                                        JNL/Putnam         JNL/S&P          JNL/S&P
                                                          Value           Aggressive     Conservative
                                                       Equity Fund      Growth Fund I    Growth Fund I
                                                     ----------------- ----------------- --------------
INVESTMENT INCOME
   Dividends                                                  $ 2,524               $ -            $ -
   Interest (a)                                                    24                 -             67
   Foreign taxes withheld                                          (8)                -              -
   Securities lending                                               8                 -              -
                                                     ----------------- ----------------- --------------
TOTAL INVESTMENT INCOME                                         2,548                 -             67
                                                     ----------------- ----------------- --------------

EXPENSES
   Administrative fees                                            131                47            115
   Advisory fees                                                  877               123            298
   Trustees fees                                                    5                 3              7
   Interest expense                                                 -                 -              -
   Legal fees                                                       3                 2              5
   Distribution (12b-1) fee                                        42                 -              -
   12b-1 service fee (Class A)                                    263                 -              -
                                                     ----------------- ----------------- --------------
TOTAL EXPENSES                                                  1,321               175            425
                                                     ----------------- ----------------- --------------
                                                     ----------------- ----------------- --------------
   Fees paid indirectly                                           (42)                -              -
                                                     ----------------- ----------------- --------------
NET EXPENSES                                                    1,279               175            425
                                                     ----------------- ----------------- --------------
                                                     ----------------- ----------------- --------------
NET INVESTMENT INCOME (LOSS)                                    1,269              (175)          (358)
                                                     ----------------- ----------------- --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                 -              -
   Investments                                                 15,801             4,499          5,159
   Foreign currency related items                                   1                 -              -
   Futures contracts and options written                           12                 -              -
   Investment securities sold short                                 -                 -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 (9,742)            2,970          7,201
   Foreign currency related items                                   -                 -              -
   Futures contracts and options written                            -                 -              -
   Investment securities sold short                                 -                 -              -
                                                     ----------------- ----------------- --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         6,072             7,469         12,360
                                                     ----------------- ----------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 7,341           $ 7,294       $ 12,002
---------------------------------------------------  ================= ================= ==============

(a) Interest from affiliated investments                          $ -               $ -            $ -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004


                                                          JNL/S&P             JNL/S&P            JNL/S&P
                                                       Core Index 100      Core Index 50      Core Index 75
                                                            Fund                Fund               Fund
                                                     -------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                                        $ -                $ -                $ -
   Interest (a)                                                       7                  -                  -
   Foreign taxes withheld                                             -                  -                  -
   Securities lending                                                 -                  -                  -
                                                     -------------------  -----------------  -----------------
TOTAL INVESTMENT INCOME                                               7                  -                  -
                                                     -------------------  -----------------  -----------------

EXPENSES
   Administrative fees                                               10                  3                  4
   Advisory fees                                                     25                  6                  9
   Trustees fees                                                      1                  -                  -
   Interest expense                                                   -                  -                  -
   Legal fees                                                         -                  -                  -
   Distribution (12b-1) fee                                           -                  -                  -
   12b-1 service fee (Class A)                                        -                  -                  -
                                                     -------------------  -----------------  -----------------
TOTAL EXPENSES                                                       36                  9                 13
                                                     -------------------  -----------------  -----------------
                                                     -------------------  -----------------  -----------------
   Fees paid indirectly                                               -                  -                  -
                                                     -------------------  -----------------  -----------------
NET EXPENSES                                                         36                  9                 13
                                                     -------------------  -----------------  -----------------
                                                     -------------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                        (29)                (9)               (13)
                                                     -------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                  -                  -
   Investments                                                      534                479                411
   Foreign currency related items                                     -                  -                  -
   Futures contracts and options written                              -                  -                  -
   Investment securities sold short                                   -                  -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                      500               (128)                25
   Foreign currency related items                                     -                  -                  -
   Futures contracts and options written                              -                  -                  -
   Investment securities sold short                                   -                  -                  -
                                                     -------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           1,034                351                436
                                                     -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 1,005              $ 342              $ 423
---------------------------------------------------  ===================  =================  =================

(a) Interest from affiliated investments                            $ -                $ -                $ -


                                                     JNL/S&P Equity       JNL/S&P
                                                       Aggressive          Equity
                                                      Growth Fund I    Growth Fund I
                                                    ------------------ ---------------
INVESTMENT INCOME
   Dividends                                                      $ -             $ -
   Interest (a)                                                     -               -
   Foreign taxes withheld                                           -               -
   Securities lending                                               -               -
                                                    ------------------ ---------------
TOTAL INVESTMENT INCOME                                             -               -
                                                    ------------------ ---------------

EXPENSES
   Administrative fees                                             14              49
   Advisory fees                                                   37             129
   Trustees fees                                                    1               3
   Interest expense                                                 -               -
   Legal fees                                                       -               2
   Distribution (12b-1) fee                                         -               -
   12b-1 service fee (Class A)                                      -               -
                                                    ------------------ ---------------
TOTAL EXPENSES                                                     52             183
                                                    ------------------ ---------------
                                                    ------------------ ---------------
   Fees paid indirectly                                             -               -
                                                    ------------------ ---------------
NET EXPENSES                                                       52             183
                                                    ------------------ ---------------
                                                    ------------------ ---------------
NET INVESTMENT INCOME (LOSS)                                      (52)           (183)
                                                    ------------------ ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -               -
   Investments                                                    999           1,373
   Foreign currency related items                                   -               -
   Futures contracts and options written                            -               -
   Investment securities sold short                                 -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  1,543           7,295
   Foreign currency related items                                   -               -
   Futures contracts and options written                            -               -
   Investment securities sold short                                 -               -
                                                    ------------------ ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         2,542           8,668
                                                    ------------------ ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 2,490         $ 8,485
--------------------------------------------------- ================== ===============

(a) Interest from affiliated investments                          $ -             $ -

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004



                                                                                              JNL/Salomon
                                                         JNL/S&P          JNL/S&P Very         Brothers
                                                        Moderate           Aggressive          Balanced
                                                      Growth Fund I      Growth Fund I           Fund
                                                    ------------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends                                                      $ -                $ -                $ 90
   Interest (a)                                                    58                  -                 121
   Foreign taxes withheld                                           -                  -                  (1)
   Securities lending                                               -                  -                   2
                                                    ------------------  -----------------  ------------------
TOTAL INVESTMENT INCOME                                            58                  -                 212
                                                    ------------------  -----------------  ------------------

EXPENSES
   Administrative fees                                            178                 17                   9
   Advisory fees                                                  409                 43                  53
   Trustees fees                                                   12                  1                   1
   Interest expense                                                 -                  -                   -
   Legal fees                                                       7                  1                   -
   Distribution (12b-1) fee                                         -                  -                   -
   12b-1 service fee (Class A)                                      -                  -                  18
                                                    ------------------  -----------------  ------------------
TOTAL EXPENSES                                                    606                 62                  81
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
   Fees paid indirectly                                             -                  -                   -
                                                    ------------------  -----------------  ------------------
NET EXPENSES                                                      606                 62                  81
                                                    ------------------  -----------------  ------------------
                                                    ------------------  -----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                     (548)               (62)                131
                                                    ------------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                  -                   -
   Investments                                                 11,920                562                 100
   Foreign currency related items                                   -                  -                   -
   Futures contracts and options written                            -                  -                   -
   Investment securities sold short                                 -                  -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 13,236              2,305                 275
   Foreign currency related items                                   -                  -                   -
   Futures contracts and options written                            -                  -                   -
   Investment securities sold short                                 -                  -                   -
                                                    ------------------  -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        25,156              2,867                 375
                                                    ------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 24,608            $ 2,805               $ 506
--------------------------------------------------- ==================  =================  ==================

(a) Interest from affiliated investments                          $ -                $ -                 $ -



                                                                                             JNL/Salomon
                                                       JNL/Salomon        JNL/Salomon         Brothers
                                                        Brothers            Brothers       U.S. Government
                                                       High Yield        Strategic Bond       & Quality
                                                        Bond Fund             Fund            Bond Fund
                                                    ------------------  ----------------- ------------------
INVESTMENT INCOME
   Dividends                                                      $ 3                $ 7                $ -
   Interest (a)                                                   783              6,068              5,387
   Foreign taxes withheld                                           -                  -                  -
   Securities lending                                               7                 42                 28
                                                    ------------------  ----------------- ------------------
TOTAL INVESTMENT INCOME                                           793              6,117              5,415
                                                    ------------------  ----------------- ------------------

EXPENSES
   Administrative fees                                              9                109                116
   Advisory fees                                                   55                693                562
   Trustees fees                                                    1                  4                  4
   Interest expense                                                 -                  -                  -
   Legal fees                                                       -                  2                  3
   Distribution (12b-1) fee                                         -                  -                  -
   12b-1 service fee (Class A)                                     18                218                233
                                                    ------------------  ----------------- ------------------
TOTAL EXPENSES                                                     83              1,026                918
                                                    ------------------  ----------------- ------------------
                                                    ------------------  ----------------- ------------------
   Fees paid indirectly                                             -                  -                  -
                                                    ------------------  ----------------- ------------------
NET EXPENSES                                                       83              1,026                918
                                                    ------------------  ----------------- ------------------
                                                    ------------------  ----------------- ------------------
NET INVESTMENT INCOME (LOSS)                                      710              5,091              4,497
                                                    ------------------  ----------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                  -                  -
   Investments                                                    395              3,142              1,701
   Foreign currency related items                                   -                565                  -
   Futures contracts and options written                            -                (19)              (558)
   Investment securities sold short                                 -                  -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 (1,039)            (9,345)            (5,044)
   Foreign currency related items                                   -                117                  -
   Futures contracts and options written                            -                (11)              (129)
   Investment securities sold short                                 -                  -                  -
                                                    ------------------  ----------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (644)            (5,551)            (4,030)
                                                    ------------------  ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 66             $ (460)             $ 467
--------------------------------------------------- ==================  ================= ==================

(a) Interest from affiliated investments                          $ -                $ -                $ -


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2004


                                                                                              JNL/T.Rowe
                                                        JNL/Select          JNL/Select          Price
                                                      Global Growth         Large Cap        Established
                                                           Fund            Growth Fund       Growth Fund
                                                    -------------------  ----------------- -----------------
INVESTMENT INCOME
   Dividends                                                   $ 1,739              $ 729           $ 2,583
   Interest (a)                                                     13                 21                72
   Foreign taxes withheld                                         (161)               (20)              (49)
   Securities lending                                               35                  9                23
                                                    -------------------  ----------------- -----------------
TOTAL INVESTMENT INCOME                                          1,626                739             2,629
                                                    -------------------  ----------------- -----------------

EXPENSES
   Administrative fees                                             146                129               261
   Advisory fees                                                   753                921             1,602
   Trustees fees                                                     3                  4                 9
   Interest expense                                                  -                  -                 -
   Legal fees                                                        2                  3                 6
   Distribution (12b-1) fee                                         69                  4                30
   12b-1 service fee (Class A)                                     195                259               522
                                                    -------------------  ----------------- -----------------
TOTAL EXPENSES                                                   1,168              1,320             2,430
                                                    -------------------  ----------------- -----------------
                                                    -------------------  ----------------- -----------------
   Fees paid indirectly                                            (69)                (4)              (30)
                                                    -------------------  ----------------- -----------------
NET EXPENSES                                                     1,099              1,316             2,400
                                                    -------------------  ----------------- -----------------
                                                    -------------------  ----------------- -----------------
NET INVESTMENT INCOME (LOSS)                                       527               (577)              229
                                                    -------------------  ----------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -                  -                 -
   Investments                                                  22,326             53,779             9,806
   Foreign currency related items                                 (245)                24              (210)
   Futures contracts and options written                             -                  -               (74)
   Investment securities sold short                                  -                  -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 (15,990)           (31,451)            2,237
   Foreign currency related items                                  127                  -                (2)
   Futures contracts and options written                             -                  -                 -
   Investment securities sold short                                  -                  -                 -
                                                    -------------------  ----------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          6,218             22,352            11,757
                                                    -------------------  ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 6,745           $ 21,775          $ 11,986
--------------------------------------------------- ===================  ================= =================

(a) Interest from affiliated investments                    0                         $ -              $ 64


                                                       JNL/T.Rowe          JNL/T.Rowe
                                                          Price              Price
                                                         Mid-Cap             Value
                                                       Growth Fund            Fund
                                                    ------------------  -----------------
INVESTMENT INCOME
   Dividends                                                    $ 710            $ 3,425
   Interest (a)                                                   119                105
   Foreign taxes withheld                                          (6)               (46)
   Securities lending                                              25                 19
                                                    ------------------  -----------------
TOTAL INVESTMENT INCOME                                           848              3,503
                                                    ------------------  -----------------

EXPENSES
   Administrative fees                                            216                202
   Advisory fees                                                1,552              1,385
   Trustees fees                                                    7                  6
   Interest expense                                                 -                  -
   Legal fees                                                       5                  5
   Distribution (12b-1) fee                                        35                 37
   12b-1 service fee (Class A)                                    433                403
                                                    ------------------  -----------------
TOTAL EXPENSES                                                  2,248              2,038
                                                    ------------------  -----------------
                                                    ------------------  -----------------
   Fees paid indirectly                                           (35)               (37)
                                                    ------------------  -----------------
NET EXPENSES                                                    2,213              2,001
                                                    ------------------  -----------------
                                                    ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                                   (1,365)             1,502
                                                    ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                  -
   Investments                                                 19,411              6,816
   Foreign currency related items                                   1                (29)
   Futures contracts and options written                         (126)                 -
   Investment securities sold short                                 -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 14,557             10,294
   Foreign currency related items                                   -                  1
   Futures contracts and options written                            -                  -
   Investment securities sold short                                 -                  -
                                                    ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        33,843             17,082
                                                    ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 32,478           $ 18,584
--------------------------------------------------- ==================  =================

(a) Interest from affiliated investments                        $ 106               $ 76


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004



                                                           JNL/AIM           JNL/AIM         JNL/Alger
                                                          Large Cap         Small Cap          Growth
OPERATIONS                                               Growth Fund       Growth Fund          Fund
                                                       ----------------  ----------------  ---------------
   Net investment income (loss)                                 $ (232)           $ (229)          $ (680)
   Net realized gain (loss) on:
      Distributions from investment companies                        -                 -                -
      Investments                                                  709             1,913           22,810
      Foreign currency related items                                 -                12                -
      Futures contracts and options written                          -                23                -
      Investment securities sold short                               -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              6,313              (560)         (14,816)
        Foreign currency related items                               -                 -                -
        Futures contracts and options written                        -                 8                -
        Investment securities sold short                             -                 -                -
                                                       ----------------  ----------------  ---------------
                                                       ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               6,790             1,167            7,314
                                                       ----------------  ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                 -                -
      Class B                                                        -                 -                -
   From net realized gains on
      investment transactions
      Class A                                                        -                 -                -
      Class B                                                        -                 -                -
                                                       ----------------  ----------------  ---------------
                                                       ----------------  ----------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                 -                -
                                                       ----------------  ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  109,109            20,816           69,361
      Class B                                                        9                 1                1
   Proceeds in connection with acquisition
      Class A                                                   11,871                 -                -
      Class B                                                        -                 -                -
   Reinvestment of distributions
      Class A                                                        -                 -                -
      Class B                                                        -                 -                -
   Cost of shares redeemed
      Class A                                                  (16,461)          (18,719)         (45,377)
      Class B                                                        -                 -                -
                                                       ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          104,528             2,098           23,985
                                                       ----------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                          111,318             3,265           31,299

NET ASSETS BEGINNING OF PERIOD                                  36,421            43,940          244,667
                                                       ----------------  ----------------  ---------------

NET ASSETS END OF PERIOD                                     $ 147,739          $ 47,205        $ 275,966
                                                       ================  ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ (232)           $ (229)          $ (680)
                                                       ================  ================  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   10,140             1,743            4,619
      Class B                                                        1                 -                -
   Shares issued in connection with acquisition
      Class A                                                    1,111                 -                -
      Class B                                                        -                 -                -
   Reinvestment of distributions
      Class A                                                        -                 -                -
      Class B                                                        -                 -                -
   Shares redeemed
      Class A                                                   (1,513)           (1,597)          (3,034)
      Class B                                                        -                 -                -
                                                       ----------------  ----------------  ---------------
   Net increase (decrease)                                       9,739               146            1,585
                                                       ================  ================  ===============




                                                         JNL/Alliance       JNL/Eagle        JNL/Eagle
                                                        Capital Growth     Core Equity        SmallCap
OPERATIONS                                                   Fund             Fund          Equity Fund
                                                       ----------------- ----------------  ---------------
   Net investment income (loss)                                   $ (58)           $ 871           $ (493)
   Net realized gain (loss) on:
      Distributions from investment companies                         -                -                -
      Investments                                                 5,147           20,909            7,167
      Foreign currency related items                                  -               (3)               -
      Futures contracts and options written                           -                -                -
      Investment securities sold short                                -                -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              (2,642)         (21,824)           2,132
        Foreign currency related items                                -                -                -
        Futures contracts and options written                         -                -                -
        Investment securities sold short                              -                -                -
                                                       ----------------- ----------------  ---------------
                                                       ----------------- ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                2,447              (47)           8,806
                                                       ----------------- ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         -                -                -
      Class B                                                         -                -                -
   From net realized gains on
      investment transactions
      Class A                                                         -                -                -
      Class B                                                         -                -                -
                                                       ----------------- ----------------  ---------------
                                                       ----------------- ----------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -                -                -
                                                       ----------------- ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                    23,450           81,883           42,699
      Class B                                                         1                1                1
   Proceeds in connection with acquisition
      Class A                                                         -           13,508                -
      Class B                                                         -                -                -
   Reinvestment of distributions
      Class A                                                         -                -                -
      Class B                                                         -                -                -
   Cost of shares redeemed
      Class A                                                   (85,814)         (32,196)         (19,523)
      Class B                                                         -                -                -
                                                       ----------------- ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (62,363)          63,196           23,177
                                                       ----------------- ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                           (59,916)          63,149           31,983

NET ASSETS BEGINNING OF PERIOD                                  128,518          245,913          109,972
                                                       ----------------- ----------------  ---------------

NET ASSETS END OF PERIOD                                       $ 68,602        $ 309,062        $ 141,955
                                                       ================= ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 52            $ 932           $ (493)
                                                       ================= ================  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     2,324            5,751            2,409
      Class B                                                         -                -                -
   Shares issued in connection with acquisition
      Class A                                                         -              973                -
      Class B                                                         -                -                -
   Reinvestment of distributions
      Class A                                                         -                -                -
      Class B                                                         -                -                -
   Shares redeemed
      Class A                                                    (8,581)          (2,267)          (1,109)
      Class B                                                         -                -                -
                                                       ----------------- ----------------  ---------------
   Net increase (decrease)                                       (6,257)           4,457            1,300
                                                       ================= ================  ===============


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004



                                                            JNL/FMR            JNL/FMR         JNL/JPMorgan
                                                           Balanced            Capital         International
OPERATIONS                                                   Fund            Growth Fund        Value Fund
                                                       ------------------  ----------------  ------------------
   Net investment income (loss)                                    $ 702            $ (190)              $ 411
   Net realized gain (loss) on:
      Distributions from investment companies                          -                 -                   -
      Investments                                                  9,443            33,409               2,467
      Foreign currency related items                                 (26)              (15)                (49)
      Futures contracts and options written                            -                 -                 226
      Investment securities sold short                                 -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               (7,503)          (23,829)               (937)
        Foreign currency related items                                 -                 -                (246)
        Futures contracts and options written                          -                 -                 (97)
        Investment securities sold short                               -                 -                   -
                                                       ------------------  ----------------  ------------------
                                                       ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 2,616             9,375               1,775
                                                       ------------------  ----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
   From net realized gains on
      investment transactions
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
                                                       ------------------  ----------------  ------------------
                                                       ------------------  ----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                 -                   -
                                                       ------------------  ----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     20,068             8,754              32,512
      Class B                                                          1                 1                   1
   Proceeds in connection with acquisition
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
   Reinvestment of distributions
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
   Cost of shares redeemed
      Class A                                                    (40,834)          (23,065)            (11,470)
      Class B                                                          -                 -                   -
                                                       ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (20,765)          (14,310)             21,043
                                                       ------------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                            (18,149)           (4,935)             22,818

NET ASSETS BEGINNING OF PERIOD                                   114,262           158,013              29,609
                                                       ------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                        $ 96,113         $ 153,078            $ 52,427
                                                       ==================  ================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 752            $ (190)              $ 381
                                                       ==================  ================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      2,147               639               4,084
      Class B                                                          -                 -                   -
   Shares issued in connection with acquisition
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
   Reinvestment of distributions
      Class A                                                          -                 -                   -
      Class B                                                          -                 -                   -
   Shares redeemed
      Class A                                                     (4,357)           (1,687)             (1,456)
      Class B                                                          -                 -                   -
                                                       ------------------  ----------------  ------------------
   Net increase (decrease)                                        (2,210)           (1,048)              2,628
                                                       ==================  ================  ==================


                                                                                                 JNL/Mellon
                                                                                                  Capital
                                                           JNL/Lazard         JNL/Lazard         Management
                                                            Mid Cap            Small Cap         Bond Index
OPERATIONS                                                 Value Fund         Value Fund            Fund
                                                       -------------------  ----------------  -----------------
   Net investment income (loss)                                     $ 177             $ (47)           $ 1,747
   Net realized gain (loss) on:
      Distributions from investment companies                           -                 -                  -
      Investments                                                  17,709            18,320               (113)
      Foreign currency related items                                    -                 -                  -
      Futures contracts and options written                             -                 -                 (3)
      Investment securities sold short                                  -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                (1,952)           (9,017)            (1,861)
        Foreign currency related items                                  -                 -                  -
        Futures contracts and options written                           -                 -                 (2)
        Investment securities sold short                                -                 -                  -
                                                       -------------------  ----------------  -----------------
                                                       -------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 15,934             9,256               (232)
                                                       -------------------  ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
   From net realized gains on
      investment transactions
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
                                                       -------------------  ----------------  -----------------
                                                       -------------------  ----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                 -                  -
                                                       -------------------  ----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      61,314            49,514             62,511
      Class B                                                          14                10                 10
   Proceeds in connection with acquisition
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
   Reinvestment of distributions
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
   Cost of shares redeemed
      Class A                                                     (55,265)          (43,957)           (20,723)
      Class B                                                          (3)                -                 (5)
                                                       -------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               6,060             5,567             41,793
                                                       -------------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              21,994            14,823             41,561

NET ASSETS BEGINNING OF PERIOD                                    142,798           155,191             83,547
                                                       -------------------  ----------------  -----------------

NET ASSETS END OF PERIOD                                        $ 164,792         $ 170,014          $ 125,108
                                                       ===================  ================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 296              $ 97            $ 2,074
                                                       ===================  ================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       4,379             3,670              5,938
      Class B                                                           1                 1                  1
   Shares issued in connection with acquisition
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
   Reinvestment of distributions
      Class A                                                           -                 -                  -
      Class B                                                           -                 -                  -
   Shares redeemed
      Class A                                                      (3,977)           (3,278)            (1,957)
      Class B                                                           -                 -                  -
                                                       -------------------  ----------------  -----------------
   Net increase (decrease)                                            403               393              3,982
                                                       ===================  ================  =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004




                                                           JNL/Mellon
                                                            Capital            JNL/Mellon         JNL/Mellon
                                                           Management           Capital             Capital
                                                            Enhanced           Management         Management
                                                         S&P 500 Stock       International      S&P 400 MidCap
OPERATIONS                                                 Index Fund          Index Fund         Index Fund
                                                       -------------------  -----------------  ------------------
   Net investment income (loss)                                     $ 485            $ 2,354               $ 330
   Net realized gain (loss) on:
      Distributions from investment companies                           -                  -                   -
      Investments                                                   5,526                561               1,550
      Foreign currency related items                                    -                114                   -
      Futures contracts and options written                           227              1,035                 509
      Investment securities sold short                                  -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                  (784)             2,873               3,447
        Foreign currency related items                                  -               (125)                  -
        Futures contracts and options written                         (15)              (173)                 38
        Investment securities sold short                                -                  -                   -
                                                       -------------------  -----------------  ------------------
                                                       -------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  5,439              6,639               5,874
                                                       -------------------  -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
   From net realized gains on
      investment transactions
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
                                                       -------------------  -----------------  ------------------
                                                       -------------------  -----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                  -                   -
                                                       -------------------  -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     105,607            123,255              69,329
      Class B                                                           1                 10                  60
   Proceeds in connection with acquisition
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
   Reinvestment of distributions
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
   Cost of shares redeemed
      Class A                                                     (28,372)           (18,277)            (16,506)
      Class B                                                           -                 (5)                (30)
                                                       -------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              77,236            104,983              52,853
                                                       -------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                              82,675            111,622              58,727

NET ASSETS BEGINNING OF PERIOD                                     89,068             97,126              81,077
                                                       -------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                        $ 171,743          $ 208,748           $ 139,804
                                                       ===================  =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 971            $ 2,469               $ 342
                                                       ===================  =================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      13,157             10,574               5,851
      Class B                                                           -                  1                   5
   Shares issued in connection with acquisition
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
   Reinvestment of distributions
      Class A                                                           -                  -                   -
      Class B                                                           -                  -                   -
   Shares redeemed
      Class A                                                      (3,521)            (1,566)             (1,402)
      Class B                                                           -                  -                  (2)
                                                       -------------------  -----------------  ------------------
   Net increase (decrease)                                          9,636              9,009               4,452
                                                       ===================  =================  ==================


                                                           JNL/Mellon        JNL/Mellon
                                                            Capital            Capital            JNL/
                                                           Management        Management       Oppenheimer
                                                         S&P 500 Index        Small Cap          Global
OPERATIONS                                                    Fund           Index Fund       Growth Fund
                                                       ------------------- ---------------- -----------------
   Net investment income (loss)                                   $ 1,177            $ 288             $ 617
   Net realized gain (loss) on:
      Distributions from investment companies                           -                -                 -
      Investments                                                      99            4,516             1,659
      Foreign currency related items                                    -                -              (275)
      Futures contracts and options written                           198              334                 -
      Investment securities sold short                                  -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 5,393              539             1,140
        Foreign currency related items                                  -                -                10
        Futures contracts and options written                           -               60                 -
        Investment securities sold short                                -                -                 -
                                                       ------------------- ---------------- -----------------
                                                       ------------------- ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  6,867            5,737             3,151
                                                       ------------------- ---------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
   From net realized gains on
      investment transactions
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
                                                       ------------------- ---------------- -----------------
                                                       ------------------- ---------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                -                 -
                                                       ------------------- ---------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     126,453           59,305            79,038
      Class B                                                         165               38                17
   Proceeds in connection with acquisition
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
   Reinvestment of distributions
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
   Cost of shares redeemed
      Class A                                                     (40,551)         (18,693)          (21,160)
      Class B                                                         (87)             (20)               (3)
                                                       ------------------- ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              85,980           40,630            57,892
                                                       ------------------- ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              92,847           46,367            61,043

NET ASSETS BEGINNING OF PERIOD                                    190,338           76,130           104,625
                                                       ------------------- ---------------- -----------------

NET ASSETS END OF PERIOD                                        $ 283,185        $ 122,497         $ 165,668
                                                       =================== ================ =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 1,182            $ 315             $ 877
                                                       =================== ================ =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      12,633            4,989             7,608
      Class B                                                          17                3                 2
   Shares issued in connection with acquisition
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
   Reinvestment of distributions
      Class A                                                           -                -                 -
      Class B                                                           -                -                 -
   Shares redeemed
      Class A                                                      (4,069)          (1,582)           (2,050)
      Class B                                                          (9)              (2)                -
                                                       ------------------- ---------------- -----------------
   Net increase (decrease)                                          8,572            3,408             5,560
                                                       =================== ================ =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004


                                                             JNL/
                                                          Oppenheimer          JNL/PIMCO           JNL/PPM
                                                            Growth           Total Return          America
OPERATIONS                                                   Fund              Bond Fund        Balanced Fund
                                                       ------------------  ------------------  ----------------
   Net investment income (loss)                                    $ (50)            $ 2,272           $ 3,611
   Net realized gain (loss) on:
      Distributions from investment companies                          -                   -                 -
      Investments                                                  3,356               1,348             7,042
      Foreign currency related items                                   -                (226)                -
      Futures contracts and options written                            -                 121                 -
      Investment securities sold short                                 -                (339)                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               (2,751)             (3,115)           (1,113)
        Foreign currency related items                                 -                 101                 -
        Futures contracts and options written                          -                (245)                -
        Investment securities sold short                               -                (117)                -
                                                       ------------------  ------------------  ----------------
                                                       ------------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   555                (200)            9,540
                                                       ------------------  ------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
   From net realized gains on
      investment transactions
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
                                                       ------------------  ------------------  ----------------
                                                       ------------------  ------------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                   -                 -
                                                       ------------------  ------------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     11,608             130,567            65,631
      Class B                                                          1                   4                 1
   Proceeds in connection with acquisition
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
   Reinvestment of distributions
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
   Cost of shares redeemed
      Class A                                                    (19,702)            (71,611)          (54,488)
      Class B                                                          -                  (3)                -
                                                       ------------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             (8,093)             58,957            11,144
                                                       ------------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                             (7,538)             58,757            20,684

NET ASSETS BEGINNING OF PERIOD                                    32,993             317,301           303,892
                                                       ------------------  ------------------  ----------------

NET ASSETS END OF PERIOD                                        $ 25,455           $ 376,058         $ 324,576
                                                       ==================  ==================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ (50)            $ 8,068           $ 3,987
                                                       ==================  ==================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      1,374              11,033             4,143
      Class B                                                          -                   -                 -
   Shares issued in connection with acquisition
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
   Reinvestment of distributions
      Class A                                                          -                   -                 -
      Class B                                                          -                   -                 -
   Shares redeemed
      Class A                                                     (2,356)             (6,054)           (3,439)
      Class B                                                          -                   -                 -
                                                       ------------------  ------------------  ----------------
   Net increase (decrease)                                          (982)              4,979               704
                                                       ==================  ==================  ================


                                                            JNL/PPM            JNL/PPM
                                                            America            America           JNL/PPM
                                                          High Yield            Money            America
OPERATIONS                                                 Bond Fund         Market Fund       Value Fund
                                                       ------------------  ---------------- ------------------
   Net investment income (loss)                                  $ 9,746             $ 391              $ 725
   Net realized gain (loss) on:
      Distributions from investment companies                          -                 -                  -
      Investments                                                  1,107                 -              1,633
      Foreign currency related items                                   -                 -                  -
      Futures contracts and options written                            -                 -                  -
      Investment securities sold short                                 -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              (10,381)                -              3,017
        Foreign currency related items                                 -                 -                  -
        Futures contracts and options written                          -                 -                  -
        Investment securities sold short                               -                 -                  -
                                                       ------------------  ---------------- ------------------
                                                       ------------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   472               391              5,375
                                                       ------------------  ---------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -              (391)                 -
      Class B                                                          -                 -                  -
   From net realized gains on
      investment transactions
      Class A                                                          -                 -                  -
      Class B                                                          -                 -                  -
                                                       ------------------  ---------------- ------------------
                                                       ------------------  ---------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -              (391)                 -
                                                       ------------------  ---------------- ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                    102,972           164,772             96,498
      Class B                                                          1                 1                  1
   Proceeds in connection with acquisition
      Class A                                                          -                 -                  -
      Class B                                                          -                 -                  -
   Reinvestment of distributions
      Class A                                                          -               391                  -
      Class B                                                          -                 -                  -
   Cost of shares redeemed
      Class A                                                   (107,033)         (164,705)           (13,255)
      Class B                                                          -                 -                  -
                                                       ------------------  ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             (4,060)              459             83,244
                                                       ------------------  ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             (3,588)              459             88,619

NET ASSETS BEGINNING OF PERIOD                                   266,181           184,440             54,532
                                                       ------------------  ---------------- ------------------

NET ASSETS END OF PERIOD                                       $ 262,593         $ 184,899          $ 143,151
                                                       ==================  ================ ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 9,930               $ -            $ 1,248
                                                       ==================  ================ ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     11,763           164,772              6,420
      Class B                                                          -                 1                  -
   Shares issued in connection with acquisition
      Class A                                                          -                 -                  -
      Class B                                                          -                 -                  -
   Reinvestment of distributions
      Class A                                                          -               391                  -
      Class B                                                          -                 -                  -
   Shares redeemed
      Class A                                                    (12,258)         (164,705)              (882)
      Class B                                                          -                 -                  -
                                                       ------------------  ---------------- ------------------
   Net increase (decrease)                                          (495)              459              5,538
                                                       ==================  ================ ==================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004


                                                           JNL/Putnam         JNL/Putnam        JNL/Putnam
                                                             Equity          International        Midcap
OPERATIONS                                                    Fund            Equity Fund      Growth Fund
                                                       -------------------  ----------------  ---------------
   Net investment income (loss)                                     $ 282             $ 782            $ (93)
   Net realized gain (loss) on:
      Distributions from investment companies                           -                 -                -
      Investments                                                  11,044             6,901            2,704
      Foreign currency related items                                    1                74                -
      Futures contracts and options written                             2                 -                -
      Investment securities sold short                                  -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                (5,714)           (6,685)            (525)
        Foreign currency related items                                  -               (95)               -
        Futures contracts and options written                           1                 -                -
        Investment securities sold short                                -                 -                -
                                                       -------------------  ----------------  ---------------
                                                       -------------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  5,616               977            2,086
                                                       -------------------  ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
   From net realized gains on
      investment transactions
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
                                                       -------------------  ----------------  ---------------
                                                       -------------------  ----------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                 -                -
                                                       -------------------  ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                       7,301            18,451            6,938
      Class B                                                           1                 1                1
   Proceeds in connection with acquisition
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
   Reinvestment of distributions
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
   Cost of shares redeemed
      Class A                                                     (24,890)          (27,363)          (6,712)
      Class B                                                           -                 -                -
                                                       -------------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             (17,588)           (8,911)             227
                                                       -------------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                             (11,972)           (7,934)           2,313

NET ASSETS BEGINNING OF PERIOD                                    164,927            96,811           28,909
                                                       -------------------  ----------------  ---------------

NET ASSETS END OF PERIOD                                        $ 152,955          $ 88,877         $ 31,222
                                                       ===================  ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 977             $ 769            $ (93)
                                                       ===================  ================  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                         431             1,877              973
      Class B                                                           -                 -                -
   Shares issued in connection with acquisition
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
   Reinvestment of distributions
      Class A                                                           -                 -                -
      Class B                                                           -                 -                -
   Shares redeemed
      Class A                                                      (1,474)           (2,822)            (952)
      Class B                                                           -                 -                -
                                                       -------------------  ----------------  ---------------
   Net increase (decrease)                                         (1,043)             (945)              21
                                                       ===================  ================  ===============



                                                          JNL/Putnam          JNL/S&P           JNL/S&P
                                                             Value           Aggressive      Conservative
OPERATIONS                                                Equity Fund      Growth Fund I     Growth Fund I
                                                       ------------------  ---------------  ----------------
   Net investment income (loss)                                  $ 1,269           $ (175)           $ (358)
   Net realized gain (loss) on:
      Distributions from investment companies                          -                -                 -
      Investments                                                 15,801            4,499             5,159
      Foreign currency related items                                   1                -                 -
      Futures contracts and options written                           12                -                 -
      Investment securities sold short                                 -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               (9,742)           2,970             7,201
        Foreign currency related items                                 -                -                 -
        Futures contracts and options written                          -                -                 -
        Investment securities sold short                               -                -                 -
                                                       ------------------  ---------------  ----------------
                                                       ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 7,341            7,294            12,002
                                                       ------------------  ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   From net realized gains on
      investment transactions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
                                                       ------------------  ---------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                -                 -
                                                       ------------------  ---------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     30,721           47,108           126,347
      Class B                                                          1                -                 -
   Proceeds in connection with acquisition
      Class A                                                          -           16,253            28,773
      Class B                                                          -                -                 -
   Reinvestment of distributions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Cost of shares redeemed
      Class A                                                   (126,797)         (16,939)          (39,012)
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (96,075)          46,422           116,108
                                                       ------------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                            (88,734)          53,716           128,110

NET ASSETS BEGINNING OF PERIOD                                   309,732          164,016           402,322
                                                       ------------------  ---------------  ----------------

NET ASSETS END OF PERIOD                                       $ 220,998        $ 217,732         $ 530,432
                                                       ==================  ===============  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 1,269           $ (164)           $ (283)
                                                       ==================  ===============  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      1,872            4,361            11,445
      Class B                                                          -                -                 -
   Shares issued in connection with acquisition
      Class A                                                          -            1,552             2,792
      Class B                                                          -                -                 -
   Reinvestment of distributions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Shares redeemed
      Class A                                                     (7,777)          (1,572)           (3,535)
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
   Net increase (decrease)                                        (5,905)           4,341            10,702
                                                       ==================  ===============  ================

                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004



                                                            JNL/S&P              JNL/S&P            JNL/S&P
                                                         Core Index 100       Core Index 50      Core Index 75
OPERATIONS                                                    Fund                Fund               Fund
                                                       -------------------  ------------------ ------------------
   Net investment income (loss)                                     $ (29)               $ (9)             $ (13)
   Net realized gain (loss) on:
      Distributions from investment companies                           -                   -                  -
      Investments                                                     534                 479                411
      Foreign currency related items                                    -                   -                  -
      Futures contracts and options written                             -                   -                  -
      Investment securities sold short                                  -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                   500                (128)                25
        Foreign currency related items                                  -                   -                  -
        Futures contracts and options written                           -                   -                  -
        Investment securities sold short                                -                   -                  -
                                                       -------------------  ------------------ ------------------
                                                       -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  1,005                 342                423
                                                       -------------------  ------------------ ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
                                                       -------------------  ------------------ ------------------
                                                       -------------------  ------------------ ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                   -                  -
                                                       -------------------  ------------------ ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                       9,122               4,173              7,811
      Class B                                                           -                   -                  -
   Proceeds in connection with acquisition
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
   Reinvestment of distributions
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
   Cost of shares redeemed
      Class A                                                      (3,765)             (1,049)            (1,221)
      Class B                                                           -                   -                  -
                                                       -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               5,357               3,124              6,590
                                                       -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               6,362               3,466              7,013

NET ASSETS BEGINNING OF PERIOD                                     36,421               7,629             10,017
                                                       -------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                         $ 42,783            $ 11,095           $ 17,030
                                                       ===================  ================== ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 184                $ 16               $ 36
                                                       ===================  ================== ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                         852                 398                736
      Class B                                                           -                   -                  -
   Shares issued in connection with acquisition
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
   Reinvestment of distributions
      Class A                                                           -                   -                  -
      Class B                                                           -                   -                  -
   Shares redeemed
      Class A                                                        (352)               (101)              (115)
      Class B                                                           -                   -                  -
                                                       -------------------  ------------------ ------------------
   Net increase (decrease)                                            500                 297                621
                                                       ===================  ================== ==================


                                                         JNL/S&P Equity         JNL/S&P
                                                           Aggressive            Equity
OPERATIONS                                               Growth Fund I       Growth Fund I
                                                       -------------------  -----------------
   Net investment income (loss)                                     $ (52)            $ (183)
   Net realized gain (loss) on:
      Distributions from investment companies                           -                  -
      Investments                                                     999              1,373
      Foreign currency related items                                    -                  -
      Futures contracts and options written                             -                  -
      Investment securities sold short                                  -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 1,543              7,295
        Foreign currency related items                                  -                  -
        Futures contracts and options written                           -                  -
        Investment securities sold short                                -                  -
                                                       -------------------  -----------------
                                                       -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  2,490              8,485
                                                       -------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                  -
      Class B                                                           -                  -
   From net realized gains on
      investment transactions
      Class A                                                           -                  -
      Class B                                                           -                  -
                                                       -------------------  -----------------
                                                       -------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                  -
                                                       -------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      15,058             48,474
      Class B                                                           -                  -
   Proceeds in connection with acquisition
      Class A                                                       1,843              6,813
      Class B                                                           -                  -
   Reinvestment of distributions
      Class A                                                           -                  -
      Class B                                                           -                  -
   Cost of shares redeemed
      Class A                                                      (8,667)           (16,990)
      Class B                                                           -                  -
                                                       -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               8,234             38,297
                                                       -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              10,724             46,782

NET ASSETS BEGINNING OF PERIOD                                     51,344            175,618
                                                       -------------------  -----------------

NET ASSETS END OF PERIOD                                         $ 62,068          $ 222,400
                                                       ===================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ (17)              $ 37
                                                       ===================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       1,538              4,907
      Class B                                                           -                  -
   Shares issued in connection with acquisition
      Class A                                                         195                734
      Class B                                                           -                  -
   Reinvestment of distributions
      Class A                                                           -                  -
      Class B                                                           -                  -
   Shares redeemed
      Class A                                                        (884)            (1,720)
      Class B                                                           -                  -
                                                       -------------------  -----------------
   Net increase (decrease)                                            849              3,921
                                                       ===================  =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004


                                                                                                  JNL/Salomon
                                                             JNL/S&P           JNL/S&P Very        Brothers
                                                            Moderate            Aggressive         Balanced
OPERATIONS                                                Growth Fund I       Growth Fund I          Fund
                                                       -------------------- ------------------- ----------------
   Net investment income (loss)                                     $ (548)              $ (62)           $ 131
   Net realized gain (loss) on:
      Distributions from investment companies                            -                   -                -
      Investments                                                   11,920                 562              100
      Foreign currency related items                                     -                   -                -
      Futures contracts and options written                              -                   -                -
      Investment securities sold short                                   -                   -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 13,236               2,305              275
        Foreign currency related items                                   -                   -                -
        Futures contracts and options written                            -                   -                -
        Investment securities sold short                                 -                   -                -
                                                       -------------------- ------------------- ----------------
                                                       -------------------- ------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  24,608               2,805              506
                                                       -------------------- ------------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                            -                   -                -
      Class B                                                            -                   -                -
   From net realized gains on
      investment transactions
      Class A                                                            -                   -                -
      Class B                                                            -                   -                -
                                                       -------------------- ------------------- ----------------
                                                       -------------------- ------------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -                   -                -
                                                       -------------------- ------------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                      212,533              14,177            2,465
      Class B                                                            -                   -                1
   Proceeds in connection with acquisition
      Class A                                                       45,924               2,262                -
      Class B                                                            -                   -                -
   Reinvestment of distributions
      Class A                                                            -                   -                -
      Class B                                                            -                   -                -
   Cost of shares redeemed
      Class A                                                      (60,979)             (6,731)          (8,532)
      Class B                                                            -                   -                -
                                                       -------------------- ------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              197,478               9,708           (6,066)
                                                       -------------------- ------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                              222,086              12,513           (5,560)

NET ASSETS BEGINNING OF PERIOD                                     609,887              60,193           18,640
                                                       -------------------- ------------------- ----------------

NET ASSETS END OF PERIOD                                         $ 831,973            $ 72,706         $ 13,080
                                                       ==================== =================== ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ (464)              $ (46)           $ 405
                                                       ==================== =================== ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                       18,869               1,390              218
      Class B                                                            -                   -                -
   Shares issued in connection with acquisition
      Class A                                                        4,411                 214                -
      Class B                                                            -                   -                -
   Reinvestment of distributions
      Class A                                                            -                   -                -
      Class B                                                            -                   -                -
   Shares redeemed
      Class A                                                       (5,424)               (660)            (768)
      Class B                                                            -                   -                -
                                                       -------------------- ------------------- ----------------
   Net increase (decrease)                                          17,856                 944             (550)
                                                       ==================== =================== ================



                                                                                               JNL/Salomon
                                                          JNL/Salomon        JNL/Salomon         Brothers
                                                            Brothers           Brothers      U.S. Government
                                                           High Yield       Strategic Bond       & Quality
OPERATIONS                                                 Bond Fund             Fund           Bond Fund
                                                       -------------------  ---------------  -----------------
   Net investment income (loss)                                     $ 710          $ 5,091            $ 4,497
   Net realized gain (loss) on:
      Distributions from investment companies                           -                -                  -
      Investments                                                     395            3,142              1,701
      Foreign currency related items                                    -              565                  -
      Futures contracts and options written                             -              (19)              (558)
      Investment securities sold short                                  -                -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                (1,039)          (9,345)            (5,044)
        Foreign currency related items                                  -              117                  -
        Futures contracts and options written                           -              (11)              (129)
        Investment securities sold short                                -                -                  -
                                                       -------------------  ---------------  -----------------
                                                       -------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                     66             (460)               467
                                                       -------------------  ---------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
   From net realized gains on
      investment transactions
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
                                                       -------------------  ---------------  -----------------
                                                       -------------------  ---------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                -                  -
                                                       -------------------  ---------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                       7,640           71,151             40,480
      Class B                                                           1                1                  1
   Proceeds in connection with acquisition
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
   Reinvestment of distributions
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
   Cost of shares redeemed
      Class A                                                     (13,927)         (32,464)           (82,895)
      Class B                                                           -                -                  -
                                                       -------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              (6,286)          38,688            (42,414)
                                                       -------------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              (6,220)          38,228            (41,947)

NET ASSETS BEGINNING OF PERIOD                                     19,464          197,923            257,274
                                                       -------------------  ---------------  -----------------

NET ASSETS END OF PERIOD                                         $ 13,244        $ 236,151          $ 215,327
                                                       ===================  ===============  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 737          $ 5,006            $ 5,100
                                                       ===================  ===============  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                         950            6,207              3,503
      Class B                                                           -                -                  -
   Shares issued in connection with acquisition
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
   Reinvestment of distributions
      Class A                                                           -                -                  -
      Class B                                                           -                -                  -
   Shares redeemed
      Class A                                                      (1,736)          (2,840)            (7,125)
      Class B                                                           -                -                  -
                                                       -------------------  ---------------  -----------------
   Net increase (decrease)                                           (786)           3,367             (3,622)
                                                       ===================  ===============  =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2004

                                                                                              JNL/T.Rowe
                                                          JNL/Select         JNL/Select          Price
                                                         Global Growth       Large Cap        Established
OPERATIONS                                                   Fund           Growth Fund       Growth Fund
                                                       ------------------  ---------------  ----------------
   Net investment income (loss)                                    $ 527           $ (577)            $ 229
   Net realized gain (loss) on:
      Distributions from investment companies                          -                -                 -
      Investments                                                 22,326           53,779             9,806
      Foreign currency related items                                (245)              24              (210)
      Futures contracts and options written                            -                -               (74)
      Investment securities sold short                                 -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              (15,990)         (31,451)            2,237
        Foreign currency related items                               127                -                (2)
        Futures contracts and options written                          -                -                 -
        Investment securities sold short                               -                -                 -
                                                       ------------------  ---------------  ----------------
                                                       ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 6,745           21,775            11,986
                                                       ------------------  ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   From net realized gains on
      investment transactions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
                                                       ------------------  ---------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                -                 -
                                                       ------------------  ---------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     20,304           42,321           132,438
      Class B                                                          1                1                 1
   Proceeds in connection with acquisition
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Reinvestment of distributions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Cost of shares redeemed
      Class A                                                    (27,909)         (50,572)          (55,843)
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             (7,604)          (8,250)           76,596
                                                       ------------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                               (859)          13,525            88,582

NET ASSETS BEGINNING OF PERIOD                                   197,288          257,852           474,046
                                                       ------------------  ---------------  ----------------

NET ASSETS END OF PERIOD                                       $ 196,429        $ 271,377         $ 562,628
                                                       ==================  ===============  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 511           $ (577)            $ 597
                                                       ==================  ===============  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      1,166            2,270             7,790
      Class B                                                          -                -                 -
   Shares issued in connection with acquisition
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Reinvestment of distributions
      Class A                                                          -                -                 -
      Class B                                                          -                -                 -
   Shares redeemed
      Class A                                                     (1,567)          (2,744)           (3,286)
      Class B                                                          -                -                 -
                                                       ------------------  ---------------  ----------------
   Net increase (decrease)                                          (401)            (474)            4,504
                                                       ==================  ===============  ================

                                                          JNL/T.Rowe        JNL/T.Rowe
                                                            Price              Price
                                                           Mid-Cap             Value
OPERATIONS                                               Growth Fund           Fund
                                                       -----------------  ----------------
   Net investment income (loss)                                $ (1,365)          $ 1,502
   Net realized gain (loss) on:
      Distributions from investment companies                         -                 -
      Investments                                                19,411             6,816
      Foreign currency related items                                  1               (29)
      Futures contracts and options written                        (126)                -
      Investment securities sold short                                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              14,557            10,294
        Foreign currency related items                                -                 1
        Futures contracts and options written                         -                 -
        Investment securities sold short                              -                 -
                                                       -----------------  ----------------
                                                       -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               32,478            18,584
                                                       -----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         -                 -
      Class B                                                         -                 -
   From net realized gains on
      investment transactions
      Class A                                                         -                 -
      Class B                                                         -                 -
                                                       -----------------  ----------------
                                                       -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -                 -
                                                       -----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   146,225           122,682
      Class B                                                         5                 4
   Proceeds in connection with acquisition
      Class A                                                         -                 -
      Class B                                                         -                 -
   Reinvestment of distributions
      Class A                                                         -                 -
      Class B                                                         -                 -
   Cost of shares redeemed
      Class A                                                   (66,247)         (130,541)
      Class B                                                         -                (3)
                                                       -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            79,983            (7,858)
                                                       -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           112,461            10,726

NET ASSETS BEGINNING OF PERIOD                                  379,541           404,470
                                                       -----------------  ----------------

NET ASSETS END OF PERIOD                                      $ 492,002         $ 415,196
                                                       =================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ (1,371)          $ 4,411
                                                       =================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     5,703            10,065
      Class B                                                         -                 -
   Shares issued in connection with acquisition
      Class A                                                         -                 -
      Class B                                                         -                 -
   Reinvestment of distributions
      Class A                                                         -                 -
      Class B                                                         -                 -
   Shares redeemed
      Class A                                                    (2,585)          (10,778)
      Class B                                                         -                 -
                                                       -----------------  ----------------
   Net increase (decrease)                                        3,118              (713)
                                                       =================  ================


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003



                                                              JNL/AIM            JNL/AIM            JNL/AIM
                                                             Large Cap       Premier Equity II     Small Cap
OPERATIONS                                                  Growth Fund           Fund            Growth Fund
                                                         ------------------  ----------------  -------------------
   Net investment income (loss)                                      $ (73)              $ 8               $ (203)
   Net realized gain (loss) on:
      Distributions from investment companies                            -                 -                    -
      Investments                                                      557              (415)                (403)
      Foreign currency related items                                     -                 -                    -
      Futures contracts and options written                             (1)              125                  111
      Investment securities sold short                                   -                 -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                  4,253             3,945                7,948
        Foreign currency related items                                   -                 -                    -
        Futures contracts and options written                            -                33                   15
        Investment securities sold short                                 -                 -                    -
                                                         ------------------  ----------------  -------------------
                                                         ------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   4,736             3,696                7,468
                                                         ------------------  ----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                            -                 -                    -
   From net realized gains on
      investment transactions                                            -                 -                    -
                                                         ------------------  ----------------  -------------------
                                                         ------------------  ----------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -                 -                    -
                                                         ------------------  ----------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 36,498            12,313               37,760
   Reinvestment of distributions                                         -                 -                    -
   Cost of shares redeemed                                         (11,670)           (4,879)             (14,203)
                                                         ------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               24,828             7,434               23,557
                                                         ------------------  ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                               29,564            11,130               31,025

NET ASSETS BEGINNING OF PERIOD                                       6,857            12,647               12,915
                                                         ------------------  ----------------  -------------------

NET ASSETS END OF PERIOD                                          $ 36,421          $ 23,777             $ 43,940
                                                         ==================  ================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                            $ -               $ 8                  $ -
                                                         ==================  ================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                       3,870             1,430                3,751
   Reinvestment of distributions                                         -                 -                    -
   Shares redeemed                                                  (1,277)             (577)              (1,519)
                                                         ------------------  ----------------  -------------------
   Net increase (decrease)                                           2,593               853                2,232
                                                         ==================  ================  ===================



                                                             JNL/Alger        JNL/Alliance         JNL/Eagle
                                                              Growth         Capital Growth       Core Equity
OPERATIONS                                                     Fund               Fund               Fund
                                                         ------------------  ----------------  ------------------
   Net investment income (loss)                                     $ (533)            $ 110             $ 1,520
   Net realized gain (loss) on:
      Distributions from investment companies                            -                 -                   -
      Investments                                                   21,391            (5,581)              2,033
      Foreign currency related items                                     -                 -                   -
      Futures contracts and options written                              -                 -                   -
      Investment securities sold short                                   -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 39,835            28,034              38,762
        Foreign currency related items                                   -                 -                   -
        Futures contracts and options written                            -                 -                   -
        Investment securities sold short                                 -                 -                   -
                                                         ------------------  ----------------  ------------------
                                                         ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  60,693            22,563              42,315
                                                         ------------------  ----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                            -                 -              (1,494)
   From net realized gains on
      investment transactions                                            -                 -                   -
                                                         ------------------  ----------------  ------------------
                                                         ------------------  ----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -                 -              (1,494)
                                                         ------------------  ----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 63,061            60,050              95,642
   Reinvestment of distributions                                         -                 -               1,494
   Cost of shares redeemed                                         (54,526)          (40,986)            (41,286)
                                                         ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                8,535            19,064              55,850
                                                         ------------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               69,228            41,627              96,671

NET ASSETS BEGINNING OF PERIOD                                     175,439            86,891             149,242
                                                         ------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                         $ 244,667         $ 128,518           $ 245,913
                                                         ==================  ================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                            $ -             $ 110                $ 61
                                                         ==================  ================  ==================

(1)SHARE TRANSACTIONS
   Shares sold                                                       4,871             6,822               7,545
   Reinvestment of distributions                                         -                 -                 107
   Shares redeemed                                                  (4,374)           (4,753)             (3,336)
                                                         ------------------  ----------------  ------------------
   Net increase (decrease)                                             497             2,069               4,316
                                                         ==================  ================  ==================


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                             JNL/Eagle           JNL/FMR          JNL/FMR
                                                             SmallCap           Balanced          Capital
OPERATIONS                                                  Equity Fund           Fund          Growth Fund
                                                         ------------------  ---------------- ----------------
   Net investment income (loss)                                     $ (674)          $ 1,502           $ (743)
   Net realized gain (loss) on:
      Distributions from investment companies                            -                 -                -
      Investments                                                   (1,796)             (342)             443
      Foreign currency related items                                     -                (1)               -
      Futures contracts and options written                              -                 -                -
      Investment securities sold short                                   -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 33,573            11,100           44,287
        Foreign currency related items                                   -                 -                -
        Futures contracts and options written                            -                 -                -
        Investment securities sold short                                 -                 -                -
                                                         ------------------  ---------------- ----------------
                                                         ------------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  31,103            12,259           43,987
                                                         ------------------  ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                            -            (1,480)               -
   From net realized gains on
      investment transactions                                            -                 -                -
                                                         ------------------  ---------------- ----------------
                                                         ------------------  ---------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -            (1,480)               -
                                                         ------------------  ---------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 39,769            50,666           54,295
   Reinvestment of distributions                                         -             1,480                -
   Cost of shares redeemed                                         (37,098)          (24,254)         (75,938)
                                                         ------------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                2,671            27,892          (21,643)
                                                         ------------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                               33,774            38,671           22,344

NET ASSETS BEGINNING OF PERIOD                                      76,198            75,591          135,669
                                                         ------------------  ---------------- ----------------

NET ASSETS END OF PERIOD                                         $ 109,972         $ 114,262        $ 158,013
                                                         ==================  ================ ================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                            $ -              $ 50              $ -
                                                         ==================  ================ ================

(1)SHARE TRANSACTIONS
   Shares sold                                                       2,814             5,812            5,213
   Reinvestment of distributions                                         -               162                -
   Shares redeemed                                                  (2,621)           (2,792)          (7,180)
                                                         ------------------  ---------------- ----------------
   Net increase (decrease)                                             193             3,182           (1,967)
                                                         ==================  ================ ================



                                                            JNL/JPMorgan        JNL/Janus        JNL/Lazard
                                                           International         Growth &         Mid Cap
OPERATIONS                                                   Value Fund        Income Fund       Value Fund
                                                         -------------------  ---------------  ---------------
   Net investment income (loss)                                        $ 82             $ 70            $ 400
   Net realized gain (loss) on:
      Distributions from investment companies                             -                -                -
      Investments                                                     1,098             (787)           5,696
      Foreign currency related items                                    192              (27)               -
      Futures contracts and options written                             185                -                -
      Investment securities sold short                                    -                -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                   2,905            3,982           20,555
        Foreign currency related items                                  180              (11)               -
        Futures contracts and options written                           119                -                -
        Investment securities sold short                                  -                -                -
                                                         -------------------  ---------------  ---------------
                                                         -------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    4,761            3,227           26,651
                                                         -------------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                          (346)             (75)            (266)
   From net realized gains on
      investment transactions                                             -                -                -
                                                         -------------------  ---------------  ---------------
                                                         -------------------  ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (346)             (75)            (266)
                                                         -------------------  ---------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                  42,706            4,520           83,646
   Reinvestment of distributions                                        346               75              266
   Cost of shares redeemed                                          (23,500)          (6,067)         (44,389)
                                                         -------------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                19,552           (1,472)          39,523
                                                         -------------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                                23,967            1,680           65,908

NET ASSETS BEGINNING OF PERIOD                                        5,642           13,840           76,890
                                                         -------------------  ---------------  ---------------

NET ASSETS END OF PERIOD                                           $ 29,609         $ 15,520        $ 142,798
                                                         ===================  ===============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ (30)            $ 56            $ 119
                                                         ===================  ===============  ===============

(1)SHARE TRANSACTIONS
   Shares sold                                                        6,603              744            7,350
   Reinvestment of distributions                                         47               11               20
   Shares redeemed                                                   (3,793)            (990)          (4,029)
                                                         -------------------  ---------------  ---------------
   Net increase (decrease)                                            2,857             (235)           3,341
                                                         ===================  ===============  ===============

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                                                                    JNL/Mellon
                                                                                JNL/Mellon           Capital
                                                                                  Capital           Management
                                                             JNL/Lazard         Management           Enhanced
                                                             Small Cap          Bond Index        S&P 500 Stock
OPERATIONS                                                   Value Fund            Fund             Index Fund
                                                         -------------------  ----------------  -------------------
   Net investment income (loss)                                       $ 174           $ 1,790                $ 487
   Net realized gain (loss) on:
      Distributions from investment companies                             -                 -                    -
      Investments                                                     2,297               420                3,413
      Foreign currency related items                                      -                 -                    -
      Futures contracts and options written                               -               (30)                 206
      Investment securities sold short                                    -                 -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                  32,326              (647)              11,269
        Foreign currency related items                                    -                 -                    -
        Futures contracts and options written                             -                17                   86
        Investment securities sold short                                  -                 -                    -
                                                         -------------------  ----------------  -------------------
                                                         -------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   34,797             1,550               15,461
                                                         -------------------  ----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                             -            (1,412)                (236)
   From net realized gains on
      investment transactions                                             -              (925)                   -
                                                         -------------------  ----------------  -------------------
                                                         -------------------  ----------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       -            (2,337)                (236)
                                                         -------------------  ----------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                  89,529            61,738               57,742
   Reinvestment of distributions                                          -             2,337                  236
   Cost of shares redeemed                                          (43,694)          (14,027)             (26,206)
                                                         -------------------  ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                45,835            50,048               31,772
                                                         -------------------  ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                80,632            49,261               46,997

NET ASSETS BEGINNING OF PERIOD                                       74,559            34,286               42,071
                                                         -------------------  ----------------  -------------------

NET ASSETS END OF PERIOD                                          $ 155,191          $ 83,547             $ 89,068
                                                         ===================  ================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ 144             $ 327                $ 486
                                                         ===================  ================  ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                        8,192             5,803                8,328
   Reinvestment of distributions                                          -               222                   30
   Shares redeemed                                                   (4,225)           (1,320)              (3,957)
                                                         -------------------  ----------------  -------------------
   Net increase (decrease)                                            3,967             4,705                4,401
                                                         ===================  ================  ===================


                                                            JNL/Mellon          JNL/Mellon          JNL/Mellon
                                                              Capital             Capital            Capital
                                                            Management          Management          Management
                                                           International      S&P 400 MidCap      S&P 500 Index
OPERATIONS                                                  Index Fund          Index Fund             Fund
                                                         ------------------  ------------------  -----------------
   Net investment income (loss)                                      $ 801               $ 241            $ 1,213
   Net realized gain (loss) on:
      Distributions from investment companies                            -                   -                  -
      Investments                                                      (64)                 18               (161)
      Foreign currency related items                                   399                   -                  -
      Futures contracts and options written                            478                 836              1,480
      Investment securities sold short                                   -                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 18,275              11,704             25,439
        Foreign currency related items                                  88                   -                  -
        Futures contracts and options written                          173                   6                116
        Investment securities sold short                                 -                   -                  -
                                                         ------------------  ------------------  -----------------
                                                         ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  20,150              12,805             28,087
                                                         ------------------  ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       (1,094)               (230)            (1,511)
   From net realized gains on
      investment transactions                                            -                   -               (588)
                                                         ------------------  ------------------  -----------------
                                                         ------------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (1,094)               (230)            (2,099)
                                                         ------------------  ------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 59,966              63,260            144,444
   Reinvestment of distributions                                     1,094                 230              2,099
   Cost of shares redeemed                                          (9,508)             (7,716)           (28,969)
                                                         ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               51,552              55,774            117,574
                                                         ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                               70,608              68,349            143,562

NET ASSETS BEGINNING OF PERIOD                                      26,518              12,728             46,776
                                                         ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                          $ 97,126            $ 81,077          $ 190,338
                                                         ==================  ==================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                          $ 115                $ 12                $ 5
                                                         ==================  ==================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                                       6,248               6,347             16,481
   Reinvestment of distributions                                        98                  20                218
   Shares redeemed                                                  (1,008)               (788)            (3,351)
                                                         ------------------  ------------------  -----------------
   Net increase (decrease)                                           5,338               5,579             13,348
                                                         ==================  ==================  =================

                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003



                                                            JNL/Mellon
                                                             Capital              JNL/             JNL/
                                                            Management        Oppenheimer      Oppenheimer       JNL/PIMCO
                                                            Small Cap            Global           Growth        Total Return
OPERATIONS                                                  Index Fund        Growth Fund          Fund          Bond Fund
                                                        -------------------  ---------------  ---------------  ---------------
   Net investment income (loss)                                      $ 303            $ 390           $ (118)         $ 5,446
   Net realized gain (loss) on:
      Distributions from investment companies                            -                -                -                -
      Investments                                                      701           (1,086)            (447)           1,389
      Foreign currency related items                                     -             (224)               -              167
      Futures contracts and options written                          1,614                -                -            3,030
      Investment securities sold short                                   -                -                -             (778)
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 13,829           26,836            4,371            2,052
        Foreign currency related items                                   -               77                -              331
        Futures contracts and options written                           82                -                -              211
        Investment securities sold short                                 -                -                -              (50)
                                                        -------------------  ---------------  ---------------  ---------------
                                                        -------------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  16,529           25,993            3,806           11,798
                                                        -------------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (269)               -                -           (4,512)
   From net realized gains on
      investment transactions                                         (498)               -                -           (5,677)
                                                        -------------------  ---------------  ---------------  ---------------
                                                        -------------------  ---------------  ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (767)               -                -          (10,189)
                                                        -------------------  ---------------  ---------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 62,400          105,186           22,341          217,280
   Reinvestment of distributions                                       767                -                -           10,189
   Cost of shares redeemed                                         (22,826)         (77,076)         (11,000)        (123,139)
                                                        -------------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               40,341           28,110           11,341          104,330
                                                        -------------------  ---------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                               56,103           54,103           15,147          105,939

NET ASSETS BEGINNING OF PERIOD                                      20,027           50,522           17,846          211,362
                                                        -------------------  ---------------  ---------------  ---------------

NET ASSETS END OF PERIOD                                          $ 76,130        $ 104,625         $ 32,993        $ 317,301
                                                        ===================  ===============  ===============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ 27            $ 260              $ -          $ 5,796
                                                        ===================  ===============  ===============  ===============

(1)SHARE TRANSACTIONS
   Shares sold                                                       6,319           13,324            2,913           18,220
   Reinvestment of distributions                                        68                -                -              865
   Shares redeemed                                                  (2,263)         (10,002)          (1,468)         (10,317)
                                                                                                               ---------------
   Net increase (decrease)                              -------------------  ---------------  ---------------  ---------------
                                                                     4,124            3,322            1,445            8,768
                                                        ===================  ===============  ===============  ===============


                                                                             JNL/PPM         JNL/PPM
                                                            JNL/PPM          America         America
                                                            America        High Yield         Money
OPERATIONS                                               Balanced Fund      Bond Fund      Market Fund
                                                        ----------------- --------------  --------------
   Net investment income (loss)                                  $ 6,099       $ 15,623           $ 924
   Net realized gain (loss) on:
      Distributions from investment companies                          -              -               -
      Investments                                                  5,162             87               -
      Foreign currency related items                                   -              -               -
      Futures contracts and options written                            -              -               -
      Investment securities sold short                                 -              -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               38,651         19,401               -
        Foreign currency related items                                 -              -               -
        Futures contracts and options written                          -              -               -
        Investment securities sold short                               -              -               -
                                                        ----------------- --------------  --------------
                                                        ----------------- --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                49,912         35,111             924
                                                        ----------------- --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     (5,687)       (15,485)           (924)
   From net realized gains on
      investment transactions                                     (2,244)             -               -
                                                        ----------------- --------------  --------------
                                                        ----------------- --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (7,931)       (15,485)           (924)
                                                        ----------------- --------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                               91,878        140,642         591,660
   Reinvestment of distributions                                   7,931         15,485             924
   Cost of shares redeemed                                       (54,911)       (70,666)       (622,664)
                                                        ----------------- --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             44,898         85,461         (30,080)
                                                        ----------------- --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                             86,879        105,087         (30,080)

NET ASSETS BEGINNING OF PERIOD                                   217,013        161,094         214,520
                                                        ----------------- --------------  --------------

NET ASSETS END OF PERIOD                                       $ 303,892      $ 266,181       $ 184,440
                                                        ================= ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                        $ 376          $ 184             $ -
                                                        ================= ==============  ==============

(1)SHARE TRANSACTIONS
   Shares sold                                                     6,381         16,425         591,660
   Reinvestment of distributions                                     517          1,786             924
   Shares redeemed                                                (3,878)        (8,294)       (622,664)
                                                        ----------------- --------------  --------------
   Net increase (decrease)                                         3,020          9,917         (30,080)
                                                        ================= ==============  ==============


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                            JNL/PPM          JNL/Putnam      JNL/Putnam        JNL/Putnam
                                                            America            Equity       International        Midcap
OPERATIONS                                                 Value Fund           Fund         Equity Fund      Growth Fund
                                                        -----------------  --------------- ----------------  ---------------
   Net investment income (loss)                                    $ 523            $ 694            $ 977           $ (118)
   Net realized gain (loss) on:
      Distributions from investment companies                          -                -                -                -
      Investments                                                    871            1,011           (6,824)              49
      Foreign currency related items                                   -                4              319                -
      Futures contracts and options written                            -                -                -                4
      Investment securities sold short                                 -                -                -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                8,332           35,302           27,809            6,535
        Foreign currency related items                                 -                -               67                -
        Futures contracts and options written                          -                -                -                -
        Investment securities sold short                               -                -                -                -
                                                        -----------------  --------------- ----------------  ---------------
                                                        -----------------  --------------- ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 9,726           37,011           22,348            6,470
                                                        -----------------  --------------- ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        (96)            (486)          (1,395)               -
   From net realized gains on
      investment transactions                                       (207)               -                -                -
                                                        -----------------  --------------- ----------------  ---------------
                                                        -----------------  --------------- ----------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (303)            (486)          (1,395)               -
                                                        -----------------  --------------- ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                               34,874           49,306          137,550           23,901
   Reinvestment of distributions                                     303              486            1,395                -
   Cost of shares redeemed                                        (8,072)         (74,693)        (141,359)         (20,109)
                                                        -----------------  --------------- ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             27,105          (24,901)          (2,414)           3,792
                                                        -----------------  --------------- ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                             36,528           11,624           18,539           10,262

NET ASSETS BEGINNING OF PERIOD                                    18,004          153,303           78,272           18,647
                                                        -----------------  --------------- ----------------  ---------------

NET ASSETS END OF PERIOD                                        $ 54,532        $ 164,927         $ 96,811         $ 28,909
                                                        =================  =============== ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                        $ 523            $ 695            $ (13)             $ -
                                                        =================  =============== ================  ===============

(1)SHARE TRANSACTIONS
   Shares sold                                                     2,693            3,591           17,928            4,195
   Reinvestment of distributions                                      21               30              150                -
   Shares redeemed                                                  (645)          (5,406)         (18,310)          (3,601)
                                                        -----------------  --------------- ----------------  ---------------
   Net increase (decrease)                                         2,069           (1,785)            (232)             594
                                                        =================  =============== ================  ===============



                                                          JNL/Putnam         JNL/S&P         JNL/S&P
                                                             Value          Aggressive     Aggressive
OPERATIONS                                                Equity Fund      Growth Fund    Growth Fund I
                                                        ----------------  --------------- --------------
   Net investment income (loss)                                 $ 3,135             $ 41        $ 1,172
   Net realized gain (loss) on:
      Distributions from investment companies                         -               11            243
      Investments                                               (13,318)          (1,613)        (1,249)
      Foreign currency related items                                  1                -              -
      Futures contracts and options written                           -                -              -
      Investment securities sold short                                -                -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              70,396            4,482         29,976
        Foreign currency related items                                -                -              -
        Futures contracts and options written                         -                -              -
        Investment securities sold short                              -                -              -
                                                        ----------------  --------------- --------------
                                                        ----------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               60,214            2,921         30,142
                                                        ----------------  --------------- --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    (3,298)             (32)        (1,956)
   From net realized gains on
      investment transactions                                         -                -              -
                                                        ----------------  --------------- --------------
                                                        ----------------  --------------- --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (3,298)             (32)        (1,956)
                                                        ----------------  --------------- --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              66,850            1,334         59,755
   Reinvestment of distributions                                  3,298               32          1,956
   Cost of shares redeemed                                      (73,432)          (3,522)       (22,991)
                                                        ----------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (3,284)          (2,156)        38,720
                                                        ----------------  --------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS                            53,632              733         66,906

NET ASSETS BEGINNING OF PERIOD                                  256,100           11,720         97,110
                                                        ----------------  --------------- --------------

NET ASSETS END OF PERIOD                                      $ 309,732         $ 12,453      $ 164,016
                                                        ================  =============== ==============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                         $ -             $ 41           $ 11
                                                        ================  =============== ==============

(1)SHARE TRANSACTIONS
   Shares sold                                                    4,659              212          6,325
   Reinvestment of distributions                                    210                4            189
   Shares redeemed                                               (5,230)            (579)        (2,495)
                                                        ----------------  --------------- --------------
   Net increase (decrease)                                         (361)            (363)         4,019
                                                        ================  =============== ==============


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                             JNL/S&P           JNL/S&P          JNL/S&P
                                                           Aggressive        Conservative     Conservative
OPERATIONS                                               Growth Fund II      Growth Fund     Growth Fund I
                                                        ------------------  --------------- -----------------
   Net investment income (loss)                                      $ 32            $ 186           $ 5,356
   Net realized gain (loss) on:
      Distributions from investment companies                           5               44             1,653
      Investments                                                    (450)            (775)             (823)
      Foreign currency related items                                    -                -                 -
      Futures contracts and options written                             -                -                 -
      Investment securities sold short                                  -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 1,279            3,119            45,400
        Foreign currency related items                                  -                -                 -
        Futures contracts and options written                           -                -                 -
        Investment securities sold short                                -                -                 -
                                                        ------------------  --------------- -----------------
                                                        ------------------  --------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    866            2,574            51,586
                                                        ------------------  --------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (35)            (158)           (8,874)
   From net realized gains on
      investment transactions                                           -                -                 -
                                                        ------------------  --------------- -----------------
                                                        ------------------  --------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (35)            (158)           (8,874)
                                                        ------------------  --------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                   660            2,114           185,638
   Reinvestment of distributions                                       35              158             8,874
   Cost of shares redeemed                                         (1,607)          (3,166)          (62,735)
                                                        ------------------  --------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                (912)            (894)          131,777
                                                        ------------------  --------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                                 (81)           1,522           174,489

NET ASSETS BEGINNING OF PERIOD                                      3,973           14,157           227,833
                                                        ------------------  --------------- -----------------

NET ASSETS END OF PERIOD                                          $ 3,892         $ 15,679         $ 402,322
                                                        ==================  =============== =================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                          $ 32            $ 186              $ 75
                                                        ==================  =============== =================

(1)SHARE TRANSACTIONS
   Shares sold                                                         82              260            18,230
   Reinvestment of distributions                                        4               18               824
   Shares redeemed                                                   (210)            (397)           (6,190)
                                                        ------------------  --------------- -----------------
   Net increase (decrease)                                           (124)            (119)           12,864
                                                        ==================  =============== =================


                                                             JNL/S&P            JNL/S&P           JNL/S&P
                                                          Conservative      Core Index 100     Core Index 50
OPERATIONS                                               Growth Fund II          Fund               Fund
                                                        ------------------  ----------------  -----------------
   Net investment income (loss)                                     $ 266             $ 213               $ 25
   Net realized gain (loss) on:
      Distributions from investment companies                          46               118                 11
      Investments                                                    (438)             (122)               (98)
      Foreign currency related items                                    -                 -                  -
      Futures contracts and options written                             -                 -                  -
      Investment securities sold short                                  -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 2,596             5,077              1,243
        Foreign currency related items                                  -                 -                  -
        Futures contracts and options written                           -                 -                  -
        Investment securities sold short                                -                 -                  -
                                                        ------------------  ----------------  -----------------
                                                        ------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  2,470             5,286              1,181
                                                        ------------------  ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        (259)             (116)                (3)
   From net realized gains on
      investment transactions                                           -               (54)                 -
                                                        ------------------  ----------------  -----------------
                                                        ------------------  ----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (259)             (170)                (3)
                                                        ------------------  ----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 3,259            21,978              5,239
   Reinvestment of distributions                                      259               170                  3
   Cost of shares redeemed                                         (4,306)           (5,056)              (760)
                                                        ------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                (788)           17,092              4,482
                                                        ------------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                               1,423            22,208              5,660

NET ASSETS BEGINNING OF PERIOD                                     12,596            14,213              1,969
                                                        ------------------  ----------------  -----------------

NET ASSETS END OF PERIOD                                         $ 14,019          $ 36,421            $ 7,629
                                                        ==================  ================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                         $ 265              $ 97               $ 25
                                                        ==================  ================  =================

(1)SHARE TRANSACTIONS
   Shares sold                                                        381             2,336                583
   Reinvestment of distributions                                       28                16                  -
   Shares redeemed                                                   (506)             (533)               (90)
                                                        ------------------  ----------------  -----------------
   Net increase (decrease)                                            (97)            1,819                493
                                                        ==================  ================  =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                             JNL/S&P           JNL/S&P Equity       JNL/S&P Equity
                                                          Core Index 75          Aggressive           Aggressive
OPERATIONS                                                     Fund            Growth Fund I        Growth Fund II
                                                        -------------------  -------------------  --------------------
   Net investment income (loss)                                       $ 48                 $ 35                   $ 1
   Net realized gain (loss) on:
      Distributions from investment companies                           27                   23                     -
      Investments                                                     (102)                (821)                 (281)
      Foreign currency related items                                     -                    -                     -
      Futures contracts and options written                              -                    -                     -
      Investment securities sold short                                   -                    -                     -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                  1,666               11,363                   621
        Foreign currency related items                                   -                    -                     -
        Futures contracts and options written                            -                    -                     -
        Investment securities sold short                                 -                    -                     -
                                                        -------------------  -------------------  --------------------
                                                        -------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   1,639               10,600                   341
                                                        -------------------  -------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                          (26)                  (2)                   (1)
   From net realized gains on
      investment transactions                                          (14)                   -                     -
                                                        -------------------  -------------------  --------------------
                                                        -------------------  -------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (40)                  (2)                   (1)
                                                        -------------------  -------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                  6,042               16,939                   289
   Reinvestment of distributions                                        40                    2                     1
   Cost of shares redeemed                                          (2,124)              (7,567)                 (580)
                                                        -------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                3,958                9,374                  (290)
                                                        -------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                                5,557               19,972                    50

NET ASSETS BEGINNING OF PERIOD                                       4,460               31,372                 1,510
                                                        -------------------  -------------------  --------------------

NET ASSETS END OF PERIOD                                          $ 10,017             $ 51,344               $ 1,560
                                                        ===================  ===================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ 49                 $ 35                   $ 1
                                                        ===================  ===================  ====================

(1)SHARE TRANSACTIONS
   Shares sold                                                         654                2,047                    36
   Reinvestment of distributions                                         4                    -                     -
   Shares redeemed                                                    (235)                (939)                  (78)
                                                        -------------------  -------------------  --------------------
   Net increase (decrease)                                             423                1,108                   (42)
                                                        ===================  ===================  ====================


                                                             JNL/S&P             JNL/S&P            JNL/S&P
                                                             Equity               Equity            Moderate
OPERATIONS                                                Growth Fund I       Growth Fund II      Growth Fund
                                                        ------------------  ------------------- -----------------
   Net investment income (loss)                                     $ 221                  $ 9             $ 257
   Net realized gain (loss) on:
      Distributions from investment companies                          70                    2                66
      Investments                                                  (3,503)                (478)           (1,524)
      Foreign currency related items                                    -                    -                 -
      Futures contracts and options written                             -                    -                 -
      Investment securities sold short                                  -                    -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                36,661                1,809             7,117
        Foreign currency related items                                  -                    -                 -
        Futures contracts and options written                           -                    -                 -
        Investment securities sold short                                -                    -                 -
                                                        ------------------  ------------------- -----------------
                                                        ------------------  ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 33,449                1,342             5,916
                                                        ------------------  ------------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (20)                  (8)             (189)
   From net realized gains on
      investment transactions                                           -                    -                 -
                                                        ------------------  ------------------- -----------------
                                                        ------------------  ------------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (20)                  (8)             (189)
                                                        ------------------  ------------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                63,227                1,094             3,589
   Reinvestment of distributions                                       20                    8               189
   Cost of shares redeemed                                        (26,188)              (1,444)           (6,209)
                                                        ------------------  ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              37,059                 (342)           (2,431)
                                                        ------------------  ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                              70,488                  992             3,296

NET ASSETS BEGINNING OF PERIOD                                    105,130                5,447            25,504
                                                        ------------------  ------------------- -----------------

NET ASSETS END OF PERIOD                                        $ 175,618              $ 6,439          $ 28,800
                                                        ==================  =================== =================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                         $ 220                  $ 9             $ 257
                                                        ==================  =================== =================

(1)SHARE TRANSACTIONS
   Shares sold                                                      7,379                  143               494
   Reinvestment of distributions                                        2                    -                23
   Shares redeemed                                                 (3,285)                (201)             (885)
                                                        ------------------  ------------------- -----------------
   Net increase (decrease)                                          4,096                  (58)             (368)
                                                        ==================  =================== =================


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                             JNL/S&P            JNL/S&P        JNL/S&P Very     JNL/S&P Very
                                                             Moderate           Moderate        Aggressive       Aggressive
OPERATIONS                                                Growth Fund I      Growth Fund II    Growth Fund I   Growth Fund II
                                                        -------------------  ---------------  ---------------- ----------------
   Net investment income (loss)                                    $ 6,041            $ 271              $ 16              $ -
   Net realized gain (loss) on:
      Distributions from investment companies                        1,941               47                37                1
      Investments                                                   (2,635)          (1,023)           (1,736)            (205)
      Foreign currency related items                                     -                -                 -                -
      Futures contracts and options written                              -                -                 -                -
      Investment securities sold short                                   -                -                 -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 84,087            4,258            14,557              701
        Foreign currency related items                                   -                -                 -                -
        Futures contracts and options written                            -                -                 -                -
        Investment securities sold short                                 -                -                 -                -
                                                        -------------------  ---------------  ---------------- ----------------
                                                        -------------------  ---------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  89,434            3,553            12,874              497
                                                        -------------------  ---------------  ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       (9,969)            (243)                -                -
   From net realized gains on
      investment transactions                                            -                -                 -                -
                                                        -------------------  ---------------  ---------------- ----------------
                                                        -------------------  ---------------  ---------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (9,969)            (243)                -                -
                                                        -------------------  ---------------  ---------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                280,481            3,947            15,980              170
   Reinvestment of distributions                                     9,969              243                 -                -
   Cost of shares redeemed                                         (91,571)          (4,641)          (10,789)            (446)
                                                        -------------------  ---------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              198,879             (451)            5,191             (276)
                                                        -------------------  ---------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                              278,344            2,859            18,065              221

NET ASSETS BEGINNING OF PERIOD                                     331,543           16,473            42,128            1,898
                                                        -------------------  ---------------  ---------------- ----------------

NET ASSETS END OF PERIOD                                         $ 609,887         $ 19,332          $ 60,193          $ 2,119
                                                        ===================  ===============  ================ ================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                           $ 84            $ 271              $ 16              $ -
                                                        ===================  ===============  ================ ================

(1)SHARE TRANSACTIONS
   Shares sold                                                      27,588              455             1,814               21
   Reinvestment of distributions                                       915               26                 -                -
   Shares redeemed                                                  (9,227)            (554)           (1,296)             (56)
                                                        -------------------  ---------------  ---------------- ----------------
   Net increase (decrease)                                          19,276              (73)              518              (35)
                                                        ===================  ===============  ================ ================


                                                           JNL/Salomon       JNL/Salomon     JNL/Salomon
                                                            Brothers          Brothers        Brothers
                                                            Balanced         High Yield     Strategic Bond
OPERATIONS                                                    Fund            Bond Fund         Fund
                                                        ------------------  --------------  --------------
   Net investment income (loss)                                     $ 271         $ 1,678         $ 8,040
   Net realized gain (loss) on:
      Distributions from investment companies                           -               -               -
      Investments                                                     236             282           5,683
      Foreign currency related items                                    -               -              65
      Futures contracts and options written                             -               -            (196)
      Investment securities sold short                                  -               -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 2,116           2,578           6,751
        Foreign currency related items                                  -               -            (585)
        Futures contracts and options written                           -               -            (134)
        Investment securities sold short                                -               -               -
                                                        ------------------  --------------  --------------
                                                        ------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  2,623           4,538          19,624
                                                        ------------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                        (359)         (1,671)         (8,348)
   From net realized gains on
      investment transactions                                           -               -          (2,473)
                                                        ------------------  --------------  --------------
                                                        ------------------  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (359)         (1,671)        (10,821)
                                                        ------------------  --------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                 5,071          14,252         103,967
   Reinvestment of distributions                                      359           1,671          10,821
   Cost of shares redeemed                                         (4,507)        (16,405)        (51,549)
                                                        ------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                 923            (482)         63,239
                                                        ------------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                               3,187           2,385          72,042

NET ASSETS BEGINNING OF PERIOD                                     15,453          17,079         125,881
                                                        ------------------  --------------  --------------

NET ASSETS END OF PERIOD                                         $ 18,640        $ 19,464       $ 197,923
                                                        ==================  ==============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                         $ 274            $ 27           $ (85)
                                                        ==================  ==============  ==============

(1)SHARE TRANSACTIONS
   Shares sold                                                        494           1,863           9,069
   Reinvestment of distributions                                       34             209             949
   Shares redeemed                                                   (445)         (2,095)         (4,502)
                                                        ------------------  --------------  --------------
   Net increase (decrease)                                             83             (23)          5,516
                                                        ==================  ==============  ==============


                     See Notes to the Financial Statements.

JNL SERIES TRUST
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2003


                                                           JNL/Salomon
                                                             Brothers
                                                         U.S. Government       JNL/Select        JNL/Select
                                                             & Quality        Global Growth       Large Cap
OPERATIONS                                                  Bond Fund             Fund           Growth Fund
                                                        -------------------  ----------------  ----------------
   Net investment income (loss)                                    $ 9,586           $ 1,358            $ (661)
   Net realized gain (loss) on:
      Distributions from investment companies                            -                 -                 -
      Investments                                                    1,988           (17,821)            3,046
      Foreign currency related items                                     -            (2,706)             (951)
      Futures contracts and options written                           (891)                -                 -
      Investment securities sold short                                   -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 (6,247)           58,340            68,639
        Foreign currency related items                                   -             2,057               706
        Futures contracts and options written                       (1,305)                -                 -
        Investment securities sold short                                 -                 -                 -
                                                        -------------------  ----------------  ----------------
                                                        -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   3,131            41,228            70,779
                                                        -------------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       (8,985)                -                 -
   From net realized gains on
      investment transactions                                       (3,071)                -                 -
                                                        -------------------                    ----------------
                                                        -------------------  ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (12,056)                -                 -
                                                        -------------------  ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                116,258           122,022           150,530
   Reinvestment of distributions                                    12,056                 -                 -
   Cost of shares redeemed                                        (166,380)         (172,032)         (179,341)
                                                        -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              (38,066)          (50,010)          (28,811)
                                                        -------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                              (46,991)           (8,782)           41,968

NET ASSETS BEGINNING OF PERIOD                                     304,265           206,070           215,884
                                                        -------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                         $ 257,274         $ 197,288         $ 257,852
                                                        ===================  ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                          $ 603             $ (16)              $ -
                                                        ===================  ================  ================

(1)SHARE TRANSACTIONS
   Shares sold                                                       9,701             8,741            10,677
   Reinvestment of distributions                                     1,046                 -                 -
   Shares redeemed                                                 (13,912)          (12,071)          (12,638)
                                                        -------------------  ----------------  ----------------
   Net increase (decrease)                                          (3,165)           (3,330)           (1,961)
                                                        ===================  ================  ================


                                                            JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                                              Price              Price             Price
                                                           Established          Mid-Cap            Value
OPERATIONS                                                 Growth Fund        Growth Fund           Fund
                                                        -------------------  --------------- -------------------
   Net investment income (loss)                                      $ 524         $ (1,757)            $ 2,920
   Net realized gain (loss) on:
      Distributions from investment companies                            -                -                   -
      Investments                                                   (9,452)          16,865                 806
      Foreign currency related items                                  (130)              (7)                (12)
      Futures contracts and options written                              -                -                   -
      Investment securities sold short                                   -                -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                109,404           80,745              76,421
        Foreign currency related items                                   -                -                   -
        Futures contracts and options written                            -                -                   -
        Investment securities sold short                                 -                -                   -
                                                        -------------------  --------------- -------------------
                                                        -------------------  --------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 100,346           95,846              80,135
                                                        -------------------  --------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (118)               -              (2,064)
   From net realized gains on
      investment transactions                                            -           (1,870)                  -
                                                        -------------------  --------------- -------------------
                                                        -------------------  --------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (118)          (1,870)             (2,064)
                                                        -------------------  --------------- -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                                151,073          186,200             176,771
   Reinvestment of distributions                                       118            1,870               2,064
   Cost of shares redeemed                                         (93,740)        (150,832)            (72,542)
                                                        -------------------  --------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                               57,451           37,238             106,293
                                                        -------------------  --------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                              157,679          131,214             184,364

NET ASSETS BEGINNING OF PERIOD                                     316,367          248,327             220,106
                                                        -------------------  --------------- -------------------

NET ASSETS END OF PERIOD                                         $ 474,046        $ 379,541           $ 404,470
                                                        ===================  =============== ===================

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                                          $ 368             $ (6)            $ 2,909
                                                        ===================  =============== ===================

(1)SHARE TRANSACTIONS
   Shares sold                                                      10,368            9,080              17,188
   Reinvestment of distributions                                         7               77                 178
   Shares redeemed                                                  (6,729)          (7,666)             (7,283)
                                                        -------------------  --------------- -------------------
   Net increase (decrease)                                           3,646            1,491              10,083
                                                        ===================  =============== ===================

                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   10.61     $  (0.02)      $    0.63          $ 0.61                $ -        $       -
    12/31/2003              8.16        (0.02)           2.47            2.45                  -                -
    12/31/2002             10.97        (0.03)          (2.76)          (2.79)                 -            (0.02)
 10/29(a)-12/31/01         10.00            -            0.97            0.97                  -                -

Class B
 03/08(a)-06/30/04         10.99            -            0.23            0.23                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             11.67        (0.06)           0.46            0.40                  -                -
    12/31/2003              8.43        (0.05)           3.29            3.24                  -                -
    12/31/2002             11.60        (0.07)          (3.10)          (3.17)                 -                -
 10/29(a)-12/31/01         10.00        (0.01)           1.61            1.60                  -                -

Class B
 03/08(a)-06/30/04         12.21        (0.02)          (0.11)          (0.13)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             14.76        (0.04)           0.48            0.44                  -                -
    12/31/2003             10.91        (0.03)           3.88            3.85                  -                -
    12/31/2002             16.33        (0.04)          (5.38)          (5.42)                 -                -
    12/31/2001             18.58        (0.04)          (2.18)          (2.22)                 -            (0.03)
    12/31/2000             22.91        (0.01)          (3.08)          (3.09)                 -            (1.24)
    12/31/1999             18.95        (0.03)           6.42            6.39                  -            (2.43)

Class B
 03/08(a)-06/30/04         15.41            -           (0.19)          (0.19)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004              9.92            -            0.32           0.32                   -                -
    12/31/2003              7.98         0.01            1.93           1.94                   -                -
    12/31/2002             11.57        (0.01)          (3.58)         (3.59)                  -                -
    12/31/2001             13.55            -           (1.97)         (1.97)              (0.01)               -
    12/31/2000             16.64            -           (2.93)         (2.93)                  -            (0.16)
    12/31/1999             13.28        (0.01)           3.76           3.75                   -            (0.39)

Class B
 03/08(a)-06/30/04         10.19            -            0.05           0.05                   -                -

-------------------------------------------------------------------------------------------------------------------








                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004           $ 11.22        5.75 %        $ 147,730         52.08%           1.08 %          (0.50)%
    12/31/2003             10.61        30.02            36,421        140.00            1.10            (0.41)
    12/31/2002              8.16       (25.47)            6,857        180.06            1.10            (0.33)
 10/29(a)-12/31/01         10.97        9.70              6,058         14.93            1.10            (0.26)

Class B
 03/08(a)-06/30/04         11.22        2.09                  9         52.08            0.88            (0.25)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             12.07         3.43            47,204         34.70            1.15            (0.95)
    12/31/2003             11.67        38.43            43,936         30.17            1.15            (0.89)
    12/31/2002              8.43       (27.32)           12,915         46.22            1.15            (0.83)
 10/29(a)-12/31/01         11.60        16.00             7,665          3.86            1.15            (0.74)

Class B
 03/08(a)-06/30/04         12.08        (1.07)                1         34.70            0.95            (0.75)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             15.20         2.98           275,965         90.86            1.08            (0.51)
    12/31/2003             14.76        35.29           244,667        168.09            1.08            (0.27)
    12/31/2002             10.91       (33.19)          175,439        236.63            1.08            (0.25)
    12/31/2001             16.33       (11.97)          341,162         86.80            1.07            (0.23)
    12/31/2000             18.58       (13.44)          459,577         88.34            1.07            (0.03)
    12/31/1999             22.91        33.80           400,639        122.58            1.07            (0.22)

Class B
 03/08(a)-06/30/04         15.22        (1.36)                1         90.86            0.88            (0.14)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004             10.24         3.23           68,601          47.25            0.88            (0.12)
    12/31/2003              9.92        24.31          128,518          49.69            0.88             0.11
    12/31/2002              7.98       (31.03)          86,891          54.13            0.88            (0.10)
    12/31/2001             11.57       (14.57)         140,511          65.21            0.87             0.05
    12/31/2000             13.55       (17.59)          92,981          47.01            0.87             0.01
    12/31/1999             16.64        28.23           18,256          51.15            0.88            (0.07)

Class B
 03/08(a)-06/30/04         10.24         0.49                1          47.25            0.68            (0.01)

-----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class A
     6/30/2004             1.14 %           (0.56)%
    12/31/2003             1.18             (0.49)
    12/31/2002             1.15             (0.38)
 10/29(a)-12/31/01         1.32             (0.48)

Class B
 03/08(a)-06/30/04         0.94             (0.31)

----------------------------------------------------------
----------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     6/30/2004             1.18             (0.98)
    12/31/2003             1.19             (0.93)
    12/31/2002             1.17             (0.85)
 10/29(a)-12/31/01         1.24             (0.83)

Class B
 03/08(a)-06/30/04         0.98             (0.78)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
     6/30/2004             1.15             (0.58)
    12/31/2003             1.15             (0.34)
    12/31/2002             n/a                n/a
    12/31/2001             n/a                n/a
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.95             (0.21)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class A
     6/30/2004             0.94             (0.18)
    12/31/2003             0.91              0.08
    12/31/2002             0.89             (0.11)
    12/31/2001             0.90              0.02
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.74             (0.07)

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.



                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004         $   14.17       $ 0.04          $(0.04)         $    -              $       -      $     -
    12/31/2003             11.45         0.09            2.72            2.81                  (0.09)           -
    12/31/2002             14.53         0.10           (3.08)          (2.98)                 (0.10)           -
    12/31/2001             16.21         0.07           (1.67)          (1.60)                 (0.07)       (0.01)
    12/31/2000             18.47         0.08           (0.08)              -                  (0.09)       (2.17)
    12/31/1999             15.91         0.11            3.63            3.74                  (0.11)       (1.07)

Class B
 03/08(a)-06/30/04         14.68         0.02           (0.52)          (0.50)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004             16.81        (0.06)           1.36            1.30                      -            -
    12/31/2003             12.01        (0.10)           4.90            4.80                      -            -
    12/31/2002             15.55        (0.08)          (3.46)          (3.54)                     -            -
    12/31/2001             14.20        (0.41)           1.97            1.56                      -        (0.21)
    12/31/2000             16.97        (0.04)          (2.23)          (2.27)                     -        (0.50)
    12/31/1999             14.82        (0.04)           2.88            2.84                      -        (0.69)

Class B
 03/08(a)-06/30/04         18.33        (0.02)          (0.18)          (0.20)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004              9.27        0.07            0.16             0.23                      -            -
    12/31/2003              8.26        0.12            1.01             1.13                  (0.12)           -
    12/31/2002              9.05        0.20           (0.80)           (0.60)                 (0.19)           -
    12/31/2001              9.69        0.21           (0.65)           (0.44)                 (0.20)           -
 05/01(a)-12/31/00         10.00        0.11           (0.31)           (0.20)                 (0.11)           -

Class B
 03/08(a)-06/30/04          9.52        0.04           (0.06)           (0.02)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004             13.28        (0.02)           0.85            0.83                      -            -
    12/31/2003              9.79        (0.06)           3.55            3.49                      -            -
    12/31/2002             13.83        (0.07)          (3.97)          (4.04)                     -            -
    12/31/2001             23.55        (0.11)          (9.35)          (9.46)                     -        (0.26)
    12/31/2000             43.62        (0.20)        (14.90)           (15.10)                    -        (4.97)
    12/31/1999             20.73        (0.13)         25.85             25.72                     -        (2.83)

Class B
 03/08(a)-06/30/04         13.97            -            0.15            0.15                      -            -

-------------------------------------------------------------------------------------------------------------------







                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004            $ 14.17         0.00 %      $ 309,061          71.30%         0.96 %           0.63 %
    12/31/2003              14.17        24.54          245,913          80.50          0.97             0.83
    12/31/2002              11.45       (20.53)         149,242          94.37          0.97             0.78
    12/31/2001              14.53        (9.83)         174,813         102.56          0.97             0.58
    12/31/2000              16.21         0.28          146,888         192.40          0.97             0.57
    12/31/1999              18.47        23.55           95,329         124.71          0.99             0.97

Class B
 03/08(a)-06/30/04          14.18        (3.41)               1          71.30          0.76             0.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004              18.11         7.73          141,954          26.14          1.05            (0.77)
    12/31/2003              16.81        39.97          109,972          70.06          1.05            (0.75)
    12/31/2002              12.01       (22.77)          76,198          71.45          1.05            (0.49)
    12/31/2001              15.55        11.00          112,967          65.36          1.05            (0.31)
    12/31/2000              14.20       (13.25)          77,200          89.43          1.05            (0.30)
    12/31/1999              16.97        19.27           61,504          61.69          1.05            (0.35)

Class B
 03/08(a)-06/30/04          18.13        (1.09)               1          26.14          0.85            (0.55)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004               9.50         2.48           96,112         122.52          1.04             1.37
    12/31/2003               9.27        13.73          114,262          60.48          1.05             1.64
    12/31/2002               8.26        (6.57)          75,591          90.71          1.05             2.11
    12/31/2001               9.05        (4.49)          72,281         105.66          1.05             2.48
 05/01(a)-12/31/00           9.69        (2.00)          44,294          41.10          1.05             2.42

Class B
 03/08(a)-06/30/04           9.50        (0.21)               1         122.52          0.84             1.45

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004              14.11          6.25         153,077         147.56          1.03            (0.25)
    12/31/2003              13.28         35.65         158,013          31.95          1.05            (0.51)
    12/31/2002               9.79        (29.21)        135,669          56.03          1.04            (0.51)
    12/31/2001              13.83        (40.19)        260,726          96.69          1.01            (0.61)
    12/31/2000              23.55        (34.74)        496,830         110.81          0.99            (0.67)
    12/31/1999              43.62        124.19         509,086         102.26          1.03            (0.75)

Class B
 03/08(a)-06/30/04          14.12          1.07               1         147.56          0.83             0.21

-------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     6/30/2004             1.02 %            0.57 %
    12/31/2003             1.01              0.79
    12/31/2002             1.00              0.75
    12/31/2001             0.99              0.56
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.82              0.66

-------------------------------------------------------------
-------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     6/30/2004             1.07             (0.79)
    12/31/2003             1.10             (0.80)
    12/31/2002             1.08             (0.52)
    12/31/2001             1.07             (0.33)
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.87             (0.57)

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
     6/30/2004             1.06              1.35
    12/31/2003             1.07              1.62
    12/31/2002             1.07              2.09
    12/31/2001             1.06              2.47
 05/01(a)-12/31/00         n/a                n/a

Class B
 03/08(a)-06/30/04         0.86              1.43

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
     6/30/2004             1.04             (0.26)
    12/31/2003             1.07             (0.53)
    12/31/2002             1.09             (0.56)
    12/31/2001             1.03             (0.63)
    12/31/2000             n/a                n/a
    12/31/1999             n/a                n/a

Class B
 03/08(a)-06/30/04         0.84              0.20

-------------------------------------------------------------
-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004         $    7.65         $ 0.07          $ 0.35      $ 0.42              $    -              $ -
    12/31/2003              5.56              -            2.19        2.19               (0.10)               -
    12/31/2002              7.75           0.07           (2.13)      (2.06)              (0.13)               -
    12/31/2001              9.79           0.09           (2.08)      (1.99)              (0.04)           (0.01)
    12/31/2000             13.15           0.04           (2.10)      (2.06)              (0.06)           (1.24)
    12/31/1999              9.82           0.06            3.67        3.73               (0.21)           (0.19)

Class B
 03/08(a)-06/30/04          8.17              -           (0.10)      (0.10)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004             13.16           0.02            1.46        1.48                   -                -
    12/31/2003             10.23           0.04            2.92        2.96               (0.03)               -
    12/31/2002             11.97           0.03           (1.72)      (1.69)              (0.03)           (0.02)
    12/31/2001             11.75           0.06            1.50        1.56               (0.06)           (1.28)
    12/31/2000              9.63           0.03            2.40        2.43               (0.03)           (0.28)
    12/31/1999              9.21           0.02            0.42        0.44               (0.02)               -

Class B
 03/08(a)-06/30/04         14.28           0.01            0.36        0.37                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004             13.05              -            0.78        0.78                   -                -
    12/31/2003              9.40           0.01            3.64        3.65                   -                -
    12/31/2002             11.40              -           (1.96)      (1.96)                  -            (0.04)
    12/31/2001             10.28           0.02            1.77        1.79               (0.02)           (0.65)
    12/31/2000              8.84           0.02            1.45        1.47               (0.03)               -
    12/31/1999              8.70           0.03            0.14        0.17               (0.03)               -

Class B
 03/08(a)-06/30/04         13.92              -           (0.08)      (0.08)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     6/30/2004             10.47           0.13           (0.14)      (0.01)                  -                -
    12/31/2003             10.48           0.23            0.07        0.30               (0.19)           (0.12)
 01/15(a)-12/31/02         10.00           0.36            0.50        0.86               (0.36)           (0.02)

Class B
 03/08(a)-06/30/04         10.73           0.03           (0.29)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004             $ 8.07           5.49 %    $ 52,426       56.22%           1.13 %           2.09 %
    12/31/2003               7.65          39.43        29,609      131.90            1.12             0.75
    12/31/2002               5.56         (26.59)        5,642      146.48            1.08             0.95
    12/31/2001               7.75         (20.33)        7,304       82.18            1.07             1.07
    12/31/2000               9.79         (15.45)        9,264      120.75            1.07             0.40
    12/31/1999              13.15          38.02         7,777       66.82            1.08             0.53

Class B
 03/08(a)-06/30/04           8.07          (1.22)            1       56.22            0.93            (0.11)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004              14.64          11.25       164,781       58.89            1.08             0.24
    12/31/2003              13.16          28.89       142,798       88.62            1.08             0.40
    12/31/2002              10.23         (14.08)       76,890       98.18            1.08             0.41
    12/31/2001              11.97          13.24        26,886      143.12            1.07             0.65
    12/31/2000              11.75          25.37        15,478      134.53            1.07             0.37
    12/31/1999               9.63           4.77         6,394      118.56            1.08             0.25

Class B
 03/08(a)-06/30/04          14.65           2.59            11       58.89            0.88             0.77

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004              13.83           5.98       170,004       59.95            1.12            (0.06)
    12/31/2003              13.05          38.83       155,191       70.95            1.13             0.17
    12/31/2002               9.40         (17.22)       74,559       94.87            1.14            (0.03)
    12/31/2001              11.40          17.34        35,164       78.01            1.15             0.32
    12/31/2000              10.28          16.60        14,614       58.07            1.15             0.36
    12/31/1999               8.84           1.96         6,313       53.35            1.15             0.43

Class B
 03/08(a)-06/30/04          13.84          (0.58)           10       59.95            0.92             0.18

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class A
     6/30/2004              10.46          (0.10)      125,103       34.49            0.60             3.45
    12/31/2003              10.47           2.87        83,547       70.57            0.60             3.29
 01/15(a)-12/31/02          10.48           8.55        34,286       77.16            0.60             4.12

Class B
 03/08(a)-06/30/04          10.47          (2.42)            5       34.49            0.40             3.82

-----------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     6/30/2004                n/a %              n/a %
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
     6/30/2004                1.13              0.19
    12/31/2003                1.17              0.31
    12/31/2002                1.12              0.37
    12/31/2001                1.20              0.52
    12/31/2000                n/a               n/a
    12/31/1999                n/a               n/a

Class B
 03/08(a)-06/30/04            0.93              0.72

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
     6/30/2004                1.17             (0.11)
    12/31/2003                1.20              0.10
    12/31/2002                1.17             (0.06)
    12/31/2001                1.21              0.26
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            0.97              0.13

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
 01/15(a)-12/31/02            n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------

--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights


                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004         $    7.93        $    -          $ 0.30        $ 0.30            $   -              $ -
    12/31/2003              6.16          0.03            1.76          1.79            (0.02)               -
    12/31/2002              8.21          0.04           (2.09)        (2.05)               -                -
    12/31/2001              9.34          0.03           (1.13)        (1.10)           (0.03)               -
    12/31/2000             10.58          0.04           (1.24)        (1.20)           (0.03)           (0.01)
 05/16(a)-12/31/99         10.00          0.03            0.65          0.68            (0.03)           (0.07)

Class B
 03/08(a)-06/30/04          8.24         0.02            (0.02)            -                -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004             11.45         0.13             0.36          0.49                -                -
    12/31/2003              8.44         0.10             3.04          3.14            (0.13)               -
 01/15(a)-12/31/02         10.00         0.15            (1.51)        (1.36)           (0.20)               -

Class B
 03/08(a)-06/30/04         12.05         0.04            (0.14)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004             11.47         0.03             0.64          0.67                -                -
    12/31/2003              8.55         0.03             2.92          2.95            (0.03)               -
 01/15(a)-12/31/02         10.00         0.06            (1.45)        (1.39)           (0.06)               -

Class B
 03/08(a)-06/30/04         12.28         0.01            (0.14)        (0.13)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004              9.84         0.04             0.26          0.30                -                -
    12/31/2003              7.79         0.03             2.13          2.16            (0.08)           (0.03)
 01/15(a)-12/31/02         10.00         0.05            (2.26)        (2.21)               -                -

Class B
 03/08(a)-06/30/04         10.25         0.02            (0.12)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------





                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004            $ 8.23           3.78 %     $ 171,742       41.69%           0.78 %           0.71 %
    12/31/2003              7.93          29.09          89,068      123.94            0.87             0.87
    12/31/2002              6.16         (24.94)         42,071       63.08            0.89             0.69
    12/31/2001              8.21         (11.78)         31,415       55.97            0.90             0.44
    12/31/2000              9.34         (11.38)         22,622       57.14            0.90             0.56
 05/16(a)-12/31/99         10.58           6.85           5,341       34.39            0.90             0.56

Class B
 03/08(a)-06/30/04          8.24           0.00               1       41.69            0.58             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004             11.94           4.28         208,743        2.22            0.65             3.05
    12/31/2003             11.45          37.31          97,126        1.66            0.65             1.59
 01/15(a)-12/31/02          8.44         (13.60)         26,518       32.40            0.65             1.56

Class B
 03/08(a)-06/30/04         11.95          (0.83)              5        2.22            0.45             4.01

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004             12.14           5.84         139,773        8.04            0.59             0.61
    12/31/2003             11.47          34.55          81,077       18.34            0.60             0.65
 01/15(a)-12/31/02          8.55         (13.94)         12,728       60.00            0.60             0.60

Class B
 03/08(a)-06/30/04         12.15          (1.06)             31        8.04            0.39             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004             10.14           3.05         283,105       3.06            0.59             1.02
    12/31/2003              9.84          27.79         190,338       8.90            0.60             1.22
 01/15(a)-12/31/02          7.79         (22.10)         46,776       1.89            0.60             1.15

Class B
 03/08(a)-06/30/04         10.15          (0.98)             80       3.06            0.39             1.42

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
     6/30/2004               n/a %              n/a %
    12/31/2003               0.89              0.85
    12/31/2002               0.90              0.68
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
 05/16(a)-12/31/99           n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
 01/15(a)-12/31/02           n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               0.61              0.64
 01/15(a)-12/31/02           0.61              0.59

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               0.61              1.21
 01/15(a)-12/31/02           0.61              1.14

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004         $  11.46         $ 0.03          $ 0.69         $ 0.72            $ -              $ -
    12/31/2003             7.94           0.05            3.59           3.64          (0.04)           (0.08)
 01/15(a)-12/31/02        10.00           0.08           (2.06)         (1.98)         (0.08)               -

Class B
 03/08(a)-06/30/04        12.33           0.01           (0.16)         (0.15)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004            10.12           0.03            0.27           0.30              -                -
    12/31/2003             7.20           0.03            2.89           2.92              -                -
    12/31/2002             9.27           0.03           (2.10)         (2.07)             -                -
 05/01(a)-12/31/01        10.00           0.03           (0.76)         (0.73)             -                -

Class B
 03/08(a)-06/30/04        10.71           0.01           (0.29)         (0.28)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004             8.28          (0.02)           0.22           0.20              -                -
    12/31/2003             7.03          (0.03)           1.28           1.25              -                -
    12/31/2002             9.41          (0.03)          (2.35)         (2.38)             -                -
 05/01(a)-12/31/01        10.00           0.01           (0.59)         (0.58)         (0.01)               -

Class B
 03/08(a)-06/30/04         8.57              -           (0.09)         (0.09)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004            11.76           0.04           (0.03)          0.01              -                -
    12/31/2003            11.60           0.13            0.42           0.55          (0.17)           (0.22)
    12/31/2002            10.66           0.24            0.70           0.94              -                -
    12/31/2001            10.29           0.30            0.68           0.98          (0.28)           (0.33)
    12/31/2000             9.64           0.45            0.68           1.13          (0.47)           (0.01)
    12/31/1999            10.16           0.49           (0.52)         (0.03)         (0.49)               -

Class B
 03/08(a)-06/30/04        12.02           0.06           (0.30)         (0.24)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004            15.55           0.18            0.30           0.48              -                -
    12/31/2003            13.14           0.32            2.51           2.83          (0.30)           (0.12)
    12/31/2002            14.00           0.42           (0.69)         (0.27)         (0.42)           (0.17)
    12/31/2001            13.13           0.41            0.98           1.39          (0.44)           (0.08)
    12/31/2000            12.60           0.50            0.52           1.02          (0.46)           (0.03)
    12/31/1999            13.48           0.44           (0.45)         (0.01)         (0.44)           (0.43)

Class B
 03/08(a)-06/30/04        16.19           0.09           (0.26)         (0.17)             -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004           $ 12.18          6.28 %      $ 122,479      18.57%           0.59 %           0.59 %
    12/31/2003             11.46         45.88           76,130      38.17            0.60             0.75
 01/15(a)-12/31/02          7.94        (19.79)          20,027      49.44            0.60             0.96

Class B
 03/08(a)-06/30/04         12.18         (1.22)              18      18.57            0.39             0.93

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004             10.42          2.96          165,654       8.81            1.05             0.88
    12/31/2003             10.12         40.56          104,625      38.02            1.05             0.57
    12/31/2002              7.20        (22.33)          50,522      64.05            1.05             0.44
 05/01(a)-12/31/01          9.27         (7.30)          59,841      44.80            1.05             0.54

Class B
 03/08(a)-06/30/04         10.43         (2.61)              14       8.81            0.85             1.13

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004              8.48          2.42           25,454      60.93            1.00            (0.35)
    12/31/2003              8.28         17.78           32,993      94.02            1.00            (0.49)
    12/31/2002              7.03        (25.29)          17,846      55.58            1.00            (0.49)
 05/01(a)-12/31/01          9.41         (5.82)          13,557      58.88            1.00             0.17

Class B
 03/08(a)-06/30/04          8.48         (1.05)               1      60.93            0.80            (0.12)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004             11.77          0.09          376,057      72.01            0.80             1.30
    12/31/2003             11.76          4.78          317,301     146.76            0.80             2.02
    12/31/2002             11.60          8.85          211,362     116.05            0.80             3.23
    12/31/2001             10.66          9.52           54,851     112.25            0.80             4.35
    12/31/2000             10.29         11.75           21,715     221.61            0.93 (e)         5.98
    12/31/1999              9.64        (0.26)            9,451      91.12            0.80             5.41

Class B
 03/08(a)-06/30/04         11.78         (2.00)               1      72.01            0.60             1.38

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004             16.03          3.09          324,575      47.89            0.80             2.30
    12/31/2003             15.55         21.57          303,892      54.21            0.80             2.49
    12/31/2002             13.14         (1.93)         217,013      68.30            0.81             2.98
    12/31/2001             14.00         10.57          212,196      42.38            0.81             3.28
    12/31/2000             13.13          8.25          155,270      25.76            0.82             4.02
    12/31/1999             12.60         (0.11)         143,012      35.02            0.82             3.71

Class B
 03/08(a)-06/30/04         16.02         (1.05)               1      47.89            0.60             2.03

----------------------------------------------------------------------------------------------------------------






                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     6/30/2004              n/a %             n/a %
    12/31/2003              0.61              0.74
 01/15(a)-12/31/02          0.62              0.94

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
 05/01(a)-12/31/01          n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
 05/01(a)-12/31/01          n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              n/a               n/a
    12/31/2002              n/a               n/a
    12/31/2001              n/a               n/a
    12/31/2000              n/a               n/a
    12/31/1999              n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class A
     6/30/2004              n/a               n/a
    12/31/2003              0.81             2.48
    12/31/2002              0.81             2.98
    12/31/2001              n/a               n/a
    12/31/2000              n/a               n/a
    12/31/1999              n/a               n/a

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004         $   8.70        $ 0.32         $ (0.30)     $ 0.02                 $ -              $ -
    12/31/2003             7.79          0.55            0.90        1.45               (0.54)               -
    12/31/2002             8.29          0.66           (0.49)       0.17               (0.67)               -
    12/31/2001             8.60          0.79           (0.30)       0.49               (0.80)               -
    12/31/2000            10.13          0.98           (1.55)      (0.57)              (0.96)               -
    12/31/1999            10.89          0.88           (0.76)       0.12               (0.88)               -

Class B
 03/08(a)-06/30/04         8.82          0.19           (0.29)      (0.10)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004             1.00             -               -           -                   -                -
    12/31/2003             1.00          0.01               -        0.01               (0.01)               -
    12/31/2002             1.00          0.01               -        0.01               (0.01)               -
    12/31/2001             1.00          0.03               -        0.03               (0.03)               -
    12/31/2000             1.00          0.06               -        0.06               (0.06)               -
    12/31/1999             1.00          0.05               -        0.05               (0.05)               -

Class B
 03/08(a)-06/30/04         1.00             -               -           -                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004            14.70         (0.01)           0.79        0.78                   -                -
    12/31/2003            10.97          0.11            3.71        3.82               (0.03)           (0.06)
 09/30(a)-12/31/02        10.00          0.06            0.91        0.97                   -                -

Class B
 03/08(a)-06/30/04        15.47          0.06           (0.04)       0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004            16.54          0.04            0.55        0.59                   -                -
    12/31/2003            13.04          0.08            3.47        3.55               (0.05)               -
    12/31/2002            17.18             -           (4.14)      (4.14)                  -                -
    12/31/2001            22.91         (0.01)          (5.72)      (5.73)                  -                -
    12/31/2000            28.45         (0.05)          (5.03)      (5.08)                  -            (0.46)
    12/31/1999            22.88         (0.04)           6.76        6.72                   -            (1.15)

Class B
 03/08(a)-06/30/04        17.26          0.04           (0.15)      (0.11)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004          $   8.72          0.23 %      $ 262,592       12.16%           0.80 %           7.25 %
    12/31/2003              8.70         18.67          266,181       37.45            0.81             7.47
    12/31/2002              7.79          2.05          161,094       61.00            0.82             7.89
    12/31/2001              8.29          5.67          160,781       41.24            0.81             8.68
    12/31/2000              8.60         (5.62)         144,516       62.41            0.82            10.06
    12/31/1999             10.13          1.09          147,023       61.03            0.82             9.22

Class B
 03/08(a)-06/30/04          8.72         (1.13)               1       12.16            0.60             7.44

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004              1.00          0.22          184,898         n/a            0.60             0.44
    12/31/2003              1.00          0.46          184,442         n/a            0.69             0.47
    12/31/2002              1.00          1.07          214,520         n/a            0.69             1.07
    12/31/2001              1.00          3.45          242,518         n/a            0.69             3.28
    12/31/2000              1.00          5.83          185,012         n/a            0.70             5.73
    12/31/1999              1.00          4.67          164,446         n/a            0.70             4.63

Class B
 03/08(a)-06/30/04          1.00          0.14                1         n/a            0.40             0.73

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004             15.48          5.31          143,150        8.91            0.85             1.43
    12/31/2003             14.70         34.80           54,532       16.19            0.85             1.81
 09/30(a)-12/31/02         10.97          9.70           18,004        8.64            0.85             2.24

Class B
 03/08(a)-06/30/04         15.49          0.13                1        8.91            0.65             1.49

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004             17.13          3.57          152,954       37.91            0.99             0.36
    12/31/2003             16.54         27.23          164,927       74.82            1.00             0.45
    12/31/2002             13.04        (24.10)         153,303      123.47            0.99             0.23
    12/31/2001             17.18        (25.01)         282,049       91.77            0.96            (0.07)
    12/31/2000             22.91        (17.85)         497,299       77.67            0.94            (0.22)
    12/31/1999             28.45         29.41          454,393       74.67            0.97            (0.21)

Class B
 03/08(a)-06/30/04         17.15         (0.64)               1       37.91            0.79             0.74

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     6/30/2004                  n/a %              n/a %
    12/31/2003                  n/a                n/a
    12/31/2002                  n/a                n/a
    12/31/2001                  n/a                n/a
    12/31/2000                  n/a                n/a
    12/31/1999                  n/a                n/a

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class A
     6/30/2004                  n/a                n/a
    12/31/2003                  n/a                n/a
    12/31/2002                  n/a                n/a
    12/31/2001                  n/a                n/a
    12/31/2000                  n/a                n/a
    12/31/1999                  n/a                n/a

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class A
     6/30/2004                  n/a                n/a
    12/31/2003                  0.88              1.78
 09/30(a)-12/31/02              0.98              2.11

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
     6/30/2004                 1.04              0.31
    12/31/2003                 1.07              0.38
    12/31/2002                 1.05              0.17
    12/31/2001                 0.99             (0.10)
    12/31/2000                 0.95             (0.23)
    12/31/1999                 n/a                n/a

Class B
 03/08(a)-06/30/04             0.84              0.69

---------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004         $    9.61        $ 0.10          $ 0.02      $ 0.12              $    -              $ -
    12/31/2003              7.59          0.10            2.06        2.16               (0.14)               -
    12/31/2002              9.66          0.08           (2.07)      (1.99)              (0.08)               -
    12/31/2001             12.23          0.08           (2.56)      (2.48)              (0.07)           (0.02)
    12/31/2000             16.79          0.08           (2.49)      (2.41)              (0.01)           (2.14)
    12/31/1999             13.62          0.09            4.28        4.37               (0.16)           (1.04)

Class B
 03/08(a)-06/30/04         10.11          0.09           (0.46)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004              6.82         (0.02)           0.53        0.51                   -                -
    12/31/2003              5.11         (0.03)           1.74        1.71                   -                -
    12/31/2002              7.23         (0.04)          (2.08)      (2.12)                  -                -
    12/31/2001              9.90         (0.05)          (2.62)      (2.67)                  -                -
 05/01(a)-12/31/00         10.00             -           (0.10)      (0.10)                  -                -

Class B
 03/08(a)-06/30/04          7.32             -            0.02        0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
     6/30/2004             16.09          0.10            0.37        0.47                   -                -
    12/31/2003             13.06          0.16            3.04        3.20               (0.17)               -
    12/31/2002             16.50          0.16           (3.44)      (3.28)              (0.16)               -
    12/31/2001             17.78          0.15           (1.27)      (1.12)              (0.16)               -
    12/31/2000             16.78          0.16            1.00        1.16               (0.16)               -
    12/31/1999             18.24          0.19           (0.38)      (0.19)              (0.20)           (1.07)

Class B
 03/08(a)-06/30/04         16.82          0.05           (0.30)      (0.25)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             10.57         (0.01)           0.40        0.39                   -                -
    12/31/2003              8.44          0.06            2.20        2.26               (0.13)               -
    12/31/2002             10.45          0.06           (1.97)      (1.91)              (0.10)               -
    12/31/2001             12.86          0.02           (1.38)      (1.36)              (0.35)           (0.70)
    12/31/2000             14.69         (0.10)          (1.28)      (1.38)              (0.17)           (0.28)
    12/31/1999             10.88         (0.15)           4.00        3.85               (0.04)               -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004             $ 9.73         1.25 %      $ 88,876       41.54%           1.20 %           1.93 %
    12/31/2003               9.61        28.53          96,811      113.94            1.23             1.17
    12/31/2002               7.59       (20.58)         78,272      134.52            1.18             0.83
    12/31/2001               9.66       (20.29)        103,972       66.42            1.17             0.76
    12/31/2000              12.23       (13.99)        126,816      138.12            1.17             0.44
    12/31/1999              16.79        32.11         105,034       26.19            1.18             0.63

Class B
 03/08(a)-06/30/04           9.74       (3.66)               1       41.54            1.00             2.79

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004               7.33        7.48           31,221       53.11            1.05            (0.62)
    12/31/2003               6.82       33.46           28,909      116.81            1.05            (0.52)
    12/31/2002               5.11      (29.32)          18,647      116.70            1.05            (0.62)
    12/31/2001               7.23      (26.97)          29,541      211.61            1.05            (0.46)
 05/01(a)-12/31/00           9.90       (1.00)          46,122       58.67            1.05            (0.09)

Class B
 03/08(a)-06/30/04           7.34        0.27                1       53.11            0.85            (0.30)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY

Class A
     6/30/2004              16.56        2.92          220,997       22.79            0.97             0.96
    12/31/2003              16.09       24.55          309,732       67.86            0.98             1.16
    12/31/2002              13.06      (19.87)         256,100       62.19            0.98             1.06
    12/31/2001              16.50       (6.32)         347,246       82.54            0.96             0.89
    12/31/2000              17.78        6.96          422,750       86.43            0.96             1.05
    12/31/1999              16.78       (1.04)         319,454       72.23            0.98             1.19

Class B
 03/08(a)-06/30/04          16.57       (1.49)               1       22.79            0.77             1.22

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004              10.96        3.69          217,732       31.76            0.18            (0.18)
    12/31/2003              10.57       26.80          164,016        3.87            0.20             0.97
    12/31/2002               8.44      (18.26)          97,110       37.53            0.20             0.77
    12/31/2001              10.45      (10.58)         107,519       67.65            0.20             1.16
    12/31/2000              12.86       (9.37)          95,075       24.94            0.20             1.62
    12/31/1999              14.69       35.38           41,329       26.50            0.20             1.22

-----------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class A
     6/30/2004               1.22 %            1.91 %
    12/31/2003               1.26              1.14
    12/31/2002               1.21              0.80
    12/31/2001               1.18              0.75
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           1.02              2.77

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
     6/30/2004               1.10             (0.67)
    12/31/2003               1.11             (0.58)
    12/31/2002               1.10             (0.67)
    12/31/2001               1.09             (0.50)
 05/01(a)-12/31/00           1.06             (0.10)

Class B
 03/08(a)-06/30/04           0.90             (0.35)

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
     6/30/2004               1.00              0.93
    12/31/2003               1.03              1.11
    12/31/2002               1.01              1.03
    12/31/2001               0.99              0.86
    12/31/2000               0.97              1.04
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.80              1.19

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004         $  10.91         $ (0.01)         $ 0.25    $   0.24                 $ -         $      -
    12/31/2003             9.48            0.10            1.58        1.68               (0.25)               -
    12/31/2002            10.54            0.10           (0.99)      (0.89)              (0.17)               -
    12/31/2001            11.83            0.08           (0.65)      (0.57)              (0.34)           (0.38)
    12/31/2000            12.45            0.11           (0.31)      (0.20)              (0.23)           (0.19)
    12/31/1999            10.47           (0.06)           2.10        2.04               (0.06)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004            10.52           (0.02)           0.30        0.28                   -                -
    12/31/2003             8.66            0.03            1.88        1.91               (0.03)           (0.02)
 01/15(a)-12/31/02        10.00            0.07           (1.41)      (1.34)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004            10.26           (0.02)           0.42        0.40                   -                -
    12/31/2003             7.84            0.03            2.39        2.42                   -                -
 01/15(a)-12/31/02        10.00            0.01           (2.17)      (2.16)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004            10.39           (0.03)           0.38        0.35                   -                -
    12/31/2003             8.25            0.03            2.15        2.18               (0.02)           (0.02)
 01/15(a)-12/31/02        10.00            0.05           (1.80)      (1.75)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             9.55           (0.01)           0.43        0.42                   -                -
    12/31/2003             7.35            0.01            2.19        2.20                   -                -
    12/31/2002             9.58               -           (2.22)      (2.22)              (0.01)               -
    12/31/2001            12.59           (0.05)          (1.67)      (1.72)              (0.31)           (0.98)
    12/31/2000            15.56           (0.21)          (2.17)      (2.38)              (0.17)           (0.42)
    12/31/1999            10.75           (0.16)           5.02        4.86               (0.05)               -

-------------------------------------------------------------------------------------------------------------------





                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004          $ 11.15            2.20 %      $ 530,432     25.94%           0.18 %          (0.16)%
    12/31/2003            10.91           17.75          402,322      2.24            0.20             1.79
    12/31/2002             9.48           (8.48)         227,833     31.43            0.20             1.75
    12/31/2001            10.54           (4.78)         187,495     49.46            0.20             2.42
    12/31/2000            11.83           (1.55)         139,701     25.30            0.20             3.53
    12/31/1999            12.45           19.52           72,998     12.96            0.20             3.97

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004            10.80            2.66           42,783     11.92            0.18            (0.15)
    12/31/2003            10.52           22.08           36,421      6.64            0.20             0.90
 01/15(a)-12/31/02         8.66          (13.40)          14,213     26.04            0.20             1.87

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004             10.66           3.90           11,095     37.41            0.19            (0.19)
    12/31/2003             10.26          30.93            7,629     11.61            0.20             0.65
 01/15(a)-12/31/02          7.84         (21.60)           1,969     46.56            0.20             0.25

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004             10.74           3.37           17,030     20.90            0.18            (0.18)
    12/31/2003             10.39          26.48           10,017     22.32            0.20             0.76
 01/15(a)-12/31/02          8.25         (17.50)           4,460     18.99            0.20             1.30

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004              9.97           4.40           62,068     32.85            0.18            (0.18)
    12/31/2003              9.55          29.94           51,344      9.22            0.20             0.09
    12/31/2002              7.35         (23.21)          31,372     41.22            0.20             0.00
    12/31/2001              9.58         (13.69)          41,038     75.09            0.20             0.06
    12/31/2000             12.59         (15.27)          40,471     28.62            0.20             0.56
    12/31/1999             15.56          45.25           18,680     41.60            0.20            (0.09)

---------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/S&P CONSERVATIVE GROWTH FUND I

Class A
     6/30/2004                 n/a %              n/a %
    12/31/2003                 n/a                n/a
    12/31/2002                 n/a                n/a
    12/31/2001                 n/a                n/a
    12/31/2000                 n/a                n/a
    12/31/1999                 n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 100 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 50 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P CORE INDEX 75 FUND

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
 01/15(a)-12/31/02             n/a                n/a

----------------------------------------------------------
----------------------------------------------------------
JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004                 n/a                n/a
    12/31/2003                 n/a                n/a
    12/31/2002                 n/a                n/a
    12/31/2001                 n/a                n/a
    12/31/2000                 n/a                n/a
    12/31/1999                 n/a                n/a

----------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004         $   9.65        $ (0.01)          $ 0.41    $   0.40                 $ -            $   -
    12/31/2003             7.45           0.01             2.19        2.20                   -                -
    12/31/2002             9.73              -            (2.27)      (2.27)              (0.01)               -
    12/31/2001            12.59          (0.06)           (1.73)      (1.79)              (0.26)           (0.81)
    12/31/2000            15.21          (0.18)           (1.96)      (2.14)              (0.15)           (0.33)
    12/31/1999            10.64          (0.18)            4.77        4.59               (0.02)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004            11.07          (0.01)            0.34        0.33                   -                -
    12/31/2003             9.25           0.08             1.93        2.01               (0.19)               -
    12/31/2002            10.70           0.08            (1.41)      (1.33)              (0.12)               -
    12/31/2001            12.37           0.01            (0.92)      (0.91)              (0.32)           (0.44)
    12/31/2000            13.42           0.03            (0.62)      (0.59)              (0.21)           (0.25)
    12/31/1999            10.63          (0.11)            2.95        2.84               (0.05)               -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             9.95          (0.01)            0.46        0.45                   -                -
    12/31/2003             7.62              -             2.33        2.33                   -                -
    12/31/2002             9.93              -            (2.30)      (2.30)              (0.01)               -
    12/31/2001            13.08          (0.04)           (1.76)      (1.80)              (0.28)           (1.07)
    12/31/2000            16.61          (0.29)           (2.56)      (2.85)              (0.18)           (0.50)
    12/31/1999            11.19          (0.21)            5.68        5.47               (0.04)           (0.01)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004            10.96           0.19             0.21        0.40                   -                -
    12/31/2003             9.55           0.15             1.48        1.63               (0.22)               -
    12/31/2002            10.30           0.02            (0.77)      (0.75)                  -                -
    12/31/2001            10.58           0.21            (0.26)      (0.05)              (0.19)           (0.04)
    12/31/2000            10.11           0.36             0.46        0.82               (0.35)               -
    12/31/1999            10.38           0.28            (0.27)       0.01               (0.28)               -

Class B
 03/08(a)-06/30/04        11.54           0.05            (0.22)      (0.17)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004           $ 10.05           4.15 %    $ 222,400        30.98%           0.18 %          (0.18)%
    12/31/2003              9.65          29.55        175,618         7.74            0.20             0.18
    12/31/2002              7.45         (23.34)       105,130        36.47            0.20             0.02
    12/31/2001              9.73         (14.31)       145,413        76.59            0.20             0.09
    12/31/2000             12.59         (14.06)       135,523        28.83            0.20             0.52
    12/31/1999             15.21          43.19         60,879        34.62            0.20            (0.01)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004             11.40           2.98        831,973        27.56            0.17            (0.15)
    12/31/2003             11.07          21.73        609,887         3.33            0.20             1.40
    12/31/2002              9.25         (12.40)       331,543        32.67            0.20             1.26
    12/31/2001             10.70          (7.34)       298,741        59.64            0.20             1.66
    12/31/2000             12.37          (4.35)       222,052        19.23            0.20             2.61
    12/31/1999             13.42          26.74        110,608        17.15            0.20             2.99

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004             10.40           4.52         72,706        28.91            0.18            (0.18)
    12/31/2003              9.95          30.58         60,193        13.41            0.20             0.03
    12/31/2002              7.62         (23.20)        42,128        39.74            0.20            (0.04)
    12/31/2001              9.93         (13.73)        58,358        92.20            0.20             0.07
    12/31/2000             13.08         (17.16)        57,841        29.95            0.20             0.54
    12/31/1999             16.61          48.86         23,588       141.89            0.20            (0.13)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004             11.36           3.65         13,079        14.96            0.90             1.47
    12/31/2003             10.96          17.05         18,640        24.48            0.90             1.64
    12/31/2002              9.55          (7.28)        15,453        29.32            0.90             2.05
    12/31/2001             10.30          (0.52)        18,097        46.03            0.93 (e)         2.46
    12/31/2000             10.58           8.20         12,597        26.67            0.90             3.91
    12/31/1999             10.11           0.09          7,517        59.53            0.90             3.54

Class B
 03/08(a)-06/30/04         11.37          (1.47)             1        14.96            0.70             1.47

----------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/S&P EQUITY GROWTH FUND I

Class A
     6/30/2004               n/a %              n/a %
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P MODERATE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/S&P VERY AGGRESSIVE GROWTH FUND I

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

------------------------------------------------------------
------------------------------------------------------------
JNL/SALOMON BROTHERS BALANCED FUND

Class A
     6/30/2004               n/a                n/a
    12/31/2003               n/a                n/a
    12/31/2002               n/a                n/a
    12/31/2001               n/a                n/a
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           n/a                n/a

------------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%


                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004         $  8.03          $ 0.44         $ (0.39)     $ 0.05               $   -          $     -
    12/31/2003            6.98            0.75            1.05        1.80               (0.75)               -
    12/31/2002            7.42            0.87           (0.44)       0.43               (0.87)               -
    12/31/2001            7.67            0.65           (0.24)       0.41               (0.66)               -
    12/31/2000            8.71            0.64           (1.05)      (0.41)              (0.63)               -
    12/31/1999            9.59            0.71           (0.88)      (0.17)              (0.71)               -

Class B
 03/08(a)-06/30/04        8.15            0.20           (0.27)      (0.07)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004           11.40            0.27           (0.28)      (0.01)                  -                -
    12/31/2003           10.63            0.49            0.95        1.44               (0.52)           (0.15)
    12/31/2002           10.41            0.65            0.22        0.87               (0.65)               -
    12/31/2001           10.37            0.68            0.01        0.69               (0.65)               -
    12/31/2000           10.25            0.68            0.06        0.74               (0.62)               -
    12/31/1999           10.67            0.62           (0.42)       0.20               (0.62)               -

Class B
 03/08(a)-06/30/04       11.60            0.22           (0.42)      (0.20)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004           11.47            0.24           (0.26)      (0.02)                  -                -
    12/31/2003           11.89            0.45           (0.31)       0.14               (0.42)           (0.14)
    12/31/2002           11.17            0.42            0.86        1.28               (0.42)           (0.14)
    12/31/2001           10.96            0.50            0.25        0.75               (0.49)           (0.05)
    12/31/2000           10.36            0.60            0.59        1.19               (0.59)               -
    12/31/1999           11.15            0.51           (0.79)      (0.28)              (0.51)               -

Class B
 03/08(a)-06/30/04       11.75            0.13           (0.43)      (0.30)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004           17.43            0.05            0.51        0.56                   -                -
    12/31/2003           14.06            0.13            3.24        3.37                   -                -
    12/31/2002           19.48            0.10           (5.38)      (5.28)              (0.14)               -
    12/31/2001           25.97            0.08           (6.19)      (6.11)              (0.35)           (0.03)
    12/31/2000           35.69            0.07           (6.55)      (6.48)              (0.59)           (2.65)
    12/31/1999           22.11               -           14.27       14.27                   -            (0.69)

Class B
 03/08(a)-06/30/04       18.37            0.06           (0.43)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------



                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004           $  8.08           0.62 %       $ 13,243      18.69%           0.90 %           7.77 %
    12/31/2003              8.03          25.79           19,464      71.74            0.90             8.47
    12/31/2002              6.98           5.76           17,079      77.04            0.90             8.88
    12/31/2001              7.42           5.33           20,220      48.73            0.90             8.54
    12/31/2000              7.67          (4.67)          16,437      35.52            0.90             9.17
    12/31/1999              8.71          (1.76)          10,690      31.39            0.90             8.74

Class B
 03/08(a)-06/30/04          8.08          (0.86)               1      18.69            0.70             8.17

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004             11.39          (0.09)         236,150      37.97            0.94             5.14
    12/31/2003             11.40          13.53          197,923      61.03            0.95             5.03
    12/31/2002             10.63           8.38          125,881      83.34            0.95             6.22
    12/31/2001             10.41           6.71          123,310      86.36            0.98 (e)         6.46
    12/31/2000             10.37           7.28          116,654      93.13            0.95             7.42
    12/31/1999             10.25           1.87           81,061      98.01            0.95             7.22

Class B
 03/08(a)-06/30/04         11.40          (1.72)               1      37.97            0.74             4.95

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004             11.45          (0.17)         215,326       6.52            0.79             3.85
    12/31/2003             11.47           1.18          257,274      43.56            0.78             3.26
    12/31/2002             11.89          11.47          304,265      35.72            0.78             4.26
    12/31/2001             11.17           6.92          226,275      69.10            0.82 (f)         5.09
    12/31/2000             10.96          11.50          138,122      49.09            0.80             6.06
    12/31/1999             10.36          (2.50)         106,329     122.72            0.80             5.45

Class B
 03/08(a)-06/30/04         11.45          (2.55)               1       6.52            0.59             3.89

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004             17.99           3.21          196,428     167.45            1.12             0.54
    12/31/2003             17.43          23.97          197,288     120.39            1.13             0.70
    12/31/2002             14.06         (27.12)         206,070      65.19            1.07             0.45
    12/31/2001             19.48         (23.50)         389,796      93.37            1.05             0.42
    12/31/2000             25.97         (18.28)         665,187      65.56            1.03             0.03
    12/31/1999             35.69          64.58          597,241      61.60            1.06             0.01

Class B
 03/08(a)-06/30/04         18.00          (2.01)               1     167.45            0.92             1.25

---------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
     6/30/2004                n/a %              n/a %
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS U.S GOVERNMENT & QUALITY BOND FUND

Class A
     6/30/2004                n/a                n/a
    12/31/2003                n/a                n/a
    12/31/2002                n/a                n/a
    12/31/2001                n/a                n/a
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
     6/30/2004                1.19              0.47
    12/31/2003                1.18              0.65
    12/31/2002                1.10              0.42
    12/31/2001                1.06              0.41
    12/31/2000                n/a                n/a
    12/31/1999                n/a                n/a

Class B
 03/08(a)-06/30/04            0.99              1.18

-----------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.95%
(f)  The ratio of net operating expenses was 0.79%



                     See Notes to the Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   17.65        $ (0.04)         $ 1.59    $   1.55                 $ -         $      -
    12/31/2003             13.03          (0.04)           4.66        4.62                   -                -
    12/31/2002             18.55          (0.04)          (5.48)      (5.52)                  -                -
    12/31/2001             26.65              -           (8.04)      (8.04)              (0.01)           (0.05)
    12/31/2000             39.97           0.16           (8.45)      (8.29)              (0.51)           (4.52)
    12/31/1999             22.09          (0.06)          20.87       20.81                   -            (2.93)

Class B
 03/08(a)-06/30/04         18.67              -            0.55        0.55                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004             16.77           0.01            0.39        0.40                   -                -
    12/31/2003             12.85           0.02            3.90        3.92                   -                -
    12/31/2002             16.78           0.01           (3.92)      (3.91)              (0.02)               -
    12/31/2001             18.74           0.02           (1.94)      (1.92)                  -            (0.04)
    12/31/2000             21.70              -           (0.11)      (0.11)              (0.01)           (2.84)
    12/31/1999             19.06           0.03            4.12        4.15               (0.03)           (1.48)

Class B
 03/08(a)-06/30/04         17.44           0.01           (0.27)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004             24.89          (0.07)           1.96        1.89                   -                -
    12/31/2003             18.05          (0.12)           7.08        6.96                   -            (0.12)
    12/31/2002             23.12          (0.15)          (4.92)      (5.07)                  -                -
    12/31/2001             23.47          (0.13)          (0.22)      (0.35)                  -                -
    12/31/2000             23.71          (0.04)           1.67        1.63                   -            (1.87)
    12/31/1999             20.43          (0.05)           4.93        4.88                   -            (1.60)

Class B
 03/08(a)-06/30/04         26.20          (0.02)           0.62        0.60                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004             11.92           0.05            0.52        0.57                   -                -
    12/31/2003              9.22           0.06            2.70        2.76               (0.06)               -
    12/31/2002             11.11           0.09           (1.96)      (1.87)                  -            (0.02)
    12/31/2001             11.14           0.08            0.01        0.09               (0.08)           (0.04)
 05/01(a)-12/31/00         10.00           0.09            1.16        1.25               (0.09)           (0.02)

Class B
 03/08(a)-06/30/04         12.50           0.03           (0.03)          -                   -                -

-------------------------------------------------------------------------------------------------------------------


                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004         $   19.20          8.78 %     $ 271,376       102.46%           1.01 %          (0.44)%
    12/31/2003             17.65         35.46          257,852       78.47            1.04            (0.28)
    12/31/2002             13.03        (29.76)         215,884      117.19            1.02            (0.18)
    12/31/2001             18.55        (30.18)         436,946      100.02            0.99             0.05
    12/31/2000             26.65        (20.97)         744,972       61.65            0.98             0.25
    12/31/1999             39.97         94.43          654,546       95.06            1.01            (0.40)

Class B
 03/08(a)-06/30/04         19.22          2.95                1      102.46            0.81            (0.31)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004             17.17          2.39          562,627       17.07            0.92             0.09
    12/31/2003             16.77         30.54          474,046       36.37            0.92             0.14
    12/31/2002             12.85        (23.33)         316,367       46.16            0.92             0.06
    12/31/2001             16.78        (10.23)         474,105       63.38            0.92             0.12
    12/31/2000             18.74         (0.34)         411,855       77.19            0.92             0.03
    12/31/1999             21.70         21.77          351,338       61.45            0.93             0.16

Class B
 03/08(a)-06/30/04         17.18         (1.49)               1       17.07            0.82             0.38

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004             26.78          7.59          491,997       17.98            1.02            (0.63)
    12/31/2003             24.89         38.60          379,541       42.89            1.03            (0.60)
    12/31/2002             18.05        (21.93)         248,327       42.22            1.03            (0.67)
    12/31/2001             23.12         (1.49)         366,028       44.26            1.02            (0.56)
    12/31/2000             23.47          7.16          419,796       47.90            1.02            (0.20)
    12/31/1999             23.71         24.01          286,502       56.68            1.03            (0.28)

Class B
 03/08(a)-06/30/04         26.80          2.29                5       17.98            0.82            (0.42)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004             12.49          4.78          415,195       26.21            0.99             0.74
    12/31/2003             11.92         29.97          404,470       28.06            1.00             1.05
    12/31/2002              9.22        (16.84)         220,106       38.21            1.00             0.97
    12/31/2001             11.11          0.78          216,408       42.29            1.00             0.93
 05/01(a)-12/31/00         11.14         12.54           26,446       44.84            1.00             1.47

Class B
 03/08(a)-06/30/04         12.50          0.00                1       26.21            0.79             1.09

--------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class A
     6/30/2004               1.02 %           (0.45)%
    12/31/2003               1.08             (0.32)
    12/31/2002               1.10             (0.26)
    12/31/2001               1.02              0.02
    12/31/2000               n/a                n/a
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.82             (0.32)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
     6/30/2004               0.93              0.08
    12/31/2003               0.95              0.11
    12/31/2002               0.94              0.04
    12/31/2001               0.92              0.12
    12/31/2000               0.92              0.03
    12/31/1999               n/a                n/a

Class B
 03/08(a)-06/30/04           0.83              0.37

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
     6/30/2004               1.04             (0.65)
    12/31/2003               1.04             (0.61)
    12/31/2002               1.04             (0.68)
    12/31/2001               1.03             (0.57)
    12/31/2000               n/a               n/a
    12/31/1999               n/a               n/a

Class B
 03/08(a)-06/30/04           0.84             (0.44)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
     6/30/2004               1.01              0.72
    12/31/2003               1.02              1.03
    12/31/2002               1.02              0.95
    12/31/2001               1.02              0.91
 05/01(a)-12/31/00           1.01              1.46

Class B
 03/08(a)-06/30/04           0.81              1.07

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


                     See Notes to the Financial Statements.


--------------------------------------------------------------------------------
                           JNL SERIES TRUST (UNAUDITED)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June
1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment
Company Act of 1940. The Trust currently offers shares in forty-six (46) separate funds (the "Funds"), each with its own investment objective. JNL/AIM
Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund for which AIM Capital
Management Inc. serves as the sub-adviser; JNL/Alger Growth Fund, for which Fred
Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Capital Growth
Fund, for which Alliance Capital Management L.P. serves as the sub-adviser;
JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund, for which Eagle
Asset Management, Inc. serves as the sub-adviser; JNL/FMR Balanced Fund and
JNL/FMR Capital Growth Fund, for which Fidelity Management & Research Co. serves as the sub-adviser; JNL/JPMorgan International Value Fund, for which JPMorgan
Investment Management Inc. serves as the sub-adviser; JNL/Lazard Mid Cap Value
Fund and JNL/Lazard Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon
Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital
Management International Index Fund, JNL/Mellon Capital Management S&P 400
MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and
JNL/Mellon Capital Management Small Cap Index Fund, for which Mellon Capital
Management Corp. serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Fund, for which Pacific Investment
Management Company serves as the sub-adviser; JNL/PPM America Balanced Fund,
JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund and the
JNL/PPM America Value Fund, for which PPM America Inc. serves as sub-adviser;
JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Midcap
Growth Fund and JNL/Putnam Value Equity Fund, for which Putnam Investment
Management LLC serves as the sub-adviser; JNL/S&P Aggressive Growth Fund I,
JNL/S&P Conservative Growth Fund I, JNL/S&P Core Index 100 Fund, JNL/S&P Core
Index 50 Fund, JNL/S&P Core Index 75 Fund, JNL/S&P Equity Aggressive Growth Fund
I, JNL/S&P Equity Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Very
Aggressive Growth Fund I, (collectively the "JNL/S&P Funds") for which Standard
& Poor's Investment Advisory Services, Inc. serves as the sub-adviser;
JNL/Salomon Brothers Balanced Fund, JNL/Salomon Brothers High Yield Bond Fund,
JNL/Salomon Brothers Strategic Bond Fund and JNL/Salomon Brothers U.S.
Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc.
serves as the sub-adviser; JNL/Select Large Cap Growth Fund and JNL/Select
Global Growth Fund, for which Wellington Management Co., LLP serves as the sub-adviser; and JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price
Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund, for which T. Rowe Price
Associates, Inc. serves as the sub-adviser. The JNL/S&P Funds have a fund of fund structure which invests in other affiliated underlying funds.

Effective February 18, 2004, JNL/Curian Enhanced S&P 500 Stock Index Fund,
JNL/Curian S&P 400 MidCap Index Fund, JNL/Curian S&P 500 Index Fund, and
JNL/Curian Small Cap Index Fund became the JNL/Mellon Capital Management
Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 400 MidCap
Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon
Capital Management Small Cap Index Fund, respectively, and are managed by Mellon
Capital Management Corporation. For the period from December 15, 2003 to
February 18, 2004, these funds were managed by Curian CapitalSM LLC.

Effective May 1, 2004, JNL/Janus Balanced Fund and JNL/Janus Capital Growth
Fund, became JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund, respectively, and are managed by Fidelity Management & Research Company;
JNL/Janus Aggressive Growth Fund and JNL/Janus Global Equities Fund became
JNL/Select Large Cap Growth Fund and JNL/Select Global Growth Fund, respectively, and are managed by Wellington Management Company LLP. Prior to May
1, 2004, these funds were managed by Janus Capital Management LLC.

Effective April 30, 2004, the following acquisitions occurred: JNL/AIM Large Cap
Growth Fund acquired JNL/AIM Premier Equity II Fund; JNL/Eagle Core Equity Fund acquired JNL/Janus Growth & Income Fund; JNL/S&P Aggressive Growth Fund I acquired JNL/S&P Aggressive Growth Fund and JNL/S&P Aggressive Growth Fund II;
JNL/S&P Conservative Growth Fund I acquired JNL/S&P Conservative Growth Fund and
JNL/ S&P Conservative Growth Fund II; JNL/S&P Equity Aggressive Growth Fund I acquired JNL/S&P Equity Aggressive Growth Fund II; JNL/S&P Equity Growth Fund I acquired JNL/S&P Equity Growth Fund II; JNL/S&P Moderate Growth Fund I acquired
JNL/S&P Moderate Growth Fund and JNL/S&P Moderate Growth Fund II; JNL/S&P Very
Aggressive Growth Fund I acquired JNL/S&P Very Aggressive Growth Fund II . See
Note 7 for additional information regarding fund acquisitions.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds of the Trust. PPM
America, Inc. and Curian Capital LLC are affiliates of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers.
Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the JNL/PPM America Money Market Fund, are valued at amortized cost, which approximates market value. American Depository
Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily.
When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Income is not accrued until settlement date. The Fund will segregate and maintain, until the settlement date, liquid assets in an amount sufficient to meet the purchase price.

UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities
Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

OPTIONS TRANSACTIONS -- A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

FUTURES CONTRACTS -- A Fund may utilize futures contracts to a limited extent. A
Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

DOLLAR ROLL TRANSACTIONS -- A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand.
Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

REVERSE REPURCHASE AGREEMENTS -- A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

SECURITIES LOANED -- The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Advisor). The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

SECURITIES SOLD SHORT -- A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

SWAPS -- A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

INFLATION-INDEXED BONDS -- A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

DISTRIBUTIONS TO SHAREHOLDERS -- The JNL/PPM America Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment  advisory  agreement  with JNAM L.L.C.  whereby JNAM
L.L.C. provides investment management services. Each Fund paid JNAM L.L.C. an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.

                                     $0    $50    $100     $150   $200    $250   $300    $350    $500    $750
                                     TO     TO      TO      TO      TO     TO      TO      T0     TO      TO     OVER
(M - MILLIONS; B - BILLIONS)        $50M  $100 M  $150 M  $200 M $250 M  $300 M  $350 M  $500 M  $750 M  $1.5 B $1.5 B
----------------------------        ------ ------  ------  ------ ------  ------ ------  ------  ------  ------ ------
JNL/AIM Large Cap Growth Fund (a)     .75%   .75%    .75%    .75%   .75%    .75%   .70%    .70%    .70%  .70%     .70%
JNL/AIM  Small Cap Growth Fund        .85    .85     .85     .85    .85     .85    .80     .80     .80   .80      .80
JNL/Alger Growth Fund                 .775   .775    .775    .775   .775    .775   .75     .75     .70   .70      .70
JNL/Alliance Capital Growth Fund      .575   .575    .575    .575   .575    .50    .50     .50     .50   .50      .50
JNL/Eagle Core Equity Fund            .70    .65     .65     .65    .65     .65    .55     .55     .55   .55      .55
JNL/Eagle SmallCap Equity Fund        .75    .75     .75     .70    .70     .70    .70     .70     .65   .65      .65
JNL/FMR Balanced Fund (b)             .70    .70     .70     .70    .70     .70    .70     .70     .65   .60      .60
JNL/FMR Capital Growth Fund (c)       .70    .70     .70     .70    .70     .65    .65     .65     .65   .60      .55
JNL/JPMorgan International Value
  Fund                                .775   .75     .75     .75    .70     .70    .70     .65     .65   .65      .65
JNL/Lazard Mid Cap Value Fund         .775   .775    .775    .725   .725    .725   .70     .70     .70   .70      .70
JNL/Lazard Small Cap Value Fund       .85    .80     .80     .775   .775    .775   .725    .725    .725  .725     .725
JNL/Mellon Capital Management
   Bond Index Fund                    .30    .30     .30     .30    .30     .30    .30     .30     .25   .25      .25
JNL/Mellon Enhanced S&P 500
    Stock Index Fund (d)              .50    .45     .45     .45    .45     .45    .45     .45     .45   .45      .45
JNL/Mellon Capital Management
   International Index Fund           .30    .30     .30     .30    .30     .30    .30     .30     .25   .25      .25
JNL/Mellon S&P 400 MidCap Index
   Fund                               .29    .29     .29     .29    .29     .29    .29     .29     .24   .24      .24
JNL/Mellon S&P 500 Index Fund         .29    .29     .29     .29    .29     .29    .29     .29     .24   .24      .24
JNL/Mellon Small Cap Index Fund       .29    .29     .29     .29    .29     .29    .29     .29     .24   .24      .24
JNL/Oppenheimer Global Growth Fund    .70    .70     .70     .70    .70     .70    .60     .60     .60    .60     .60
JNL/Oppenheimer Growth Fund           .70    .70     .70     .70    .70     .70    .60     .60     .60    .60     .60
JNL/PIMCO Total Return Bond Fund      .50    .50     .50     .50    .50     .50    .50     .50     .50    .50     .50
JNL/PPM America Balanced Fund         .55    .50     .50     .475   .475    .475   .45     .45     .425   .425    .425
JNL/PPM America High Yield Bond
   Fund                               .55    .50     .50     .475   .475    .475   .45     .45     .425   .425    .425
JNL/PPM America Money Market Fund     .30    .30     .30     .30    .30     .30    .30     .30     .25    .25     .25
JNL/PPM America Value Fund            .55    .55     .55     .55    .55     .55    .50     .50     .45    .45     .45
JNL/Putnam Equity Fund (e)            .675   .675    .675    .60    .60     .60    .575    .575    .575   .575    .575
JNL/Putnam International Equity
   Fund  (f)                          .80    .75     .75     .75    .75     .75    .75     .75     .70    .70     .70
JNL/Putnam Midcap Growth Fund         .75    .75     .75     .75    .75     .75    .70     .70     .70    .70     .70
JNL/Putnam Value Equity Fund (e)      .675   .675    .675    .60    .60     .60    .575    .575    .575   .575    .575
JNL/S&P Funds                         .13    .13     .13     .13    .13     .13    .13     .13     .08    .08     .08
JNL/Salomon Brothers Balanced Fund    .60    .55     .50     .50    .50     .50    .50     .50     .50    .50     .50
JNL/Salomon Brothers High Yield
   Bond Fund                          .60    .55     .50     .50    .50     .50    .50     .50     .50    .50     .50
JNL/Salomon Brothers Strategic
   Bond Fund                          .65    .65     .65     .60    .60     .60    .60     .60     .55    .55     .55
JNL/Salomon Brothers U.S.
   Government & Quality Bond Fund     .50    .50     .50     .45    .45     .45    .40     .40     .35    .35     .35
JNL/Select Global Growth Fund (g)     .75    .75     .75     .70    .70     .70    .70     .70     .65     .60    .60
JNL/Select Large Cap Growth Fund (c)  .70    .70     .70     .65    .65     .65    .65     .65     .60     .55    .55
JNL/T.Rowe Price Established
   Growth Fund                        .65    .65     .65     .60    .60     .60    .60     .60     .60    .60     .60
JNL/T.Rowe Price Mid-Cap Growth
   Fund                               .75    .75     .75     .70    .70     .70    .70     .70     .70    .70     .70
JNL/T.Rowe Price Value Fund           .70    .70     .70     .70    .70     .70    .65     .65     .65    .65     .65


(a) Prior to May 1, 2004, the fees were 0.80% on assets up to $300 million and 0.75% over $300 million.

(b) Prior to May 1, 2004, the fees were 0.75% on assets up to $250 million, 0.70% between $250 and $750, and 0.65% between $750 million and $1billion and 0.60% over $1.5 billion.

(c) Prior to May 1, 2004, the fees were 0.75% on assets up to $150 million, 0.70% between $150 and $250, 0.65% between $250 million and $750 million, 0.60% between $750 and $1.5 billion and 0.55% over $1.5 billion.

(d) Prior to May 1, 2004, the fees were 0.57% on assets up to $25 million and 0.52% over $25 million.

(e) Prior to May 1, 2004, the fees were 0.70% on assets up to $150 million, 0.65% between $150 million and $300 million and 0.60% over $300.

(f) Prior to May 1, 2004, the fees were 0.90% on assets up to $50 million, 0.85% between $50 million and $150 million, 0.80% between $150 and $300, 0.75% between $300 million and $$500 million and 0.70% over $500 million.

(g) Prior to May 1, 2004, the fees were 0.80% on assets up to $150 million, 0.75% between $150 million and $300 million and 0.70% over $300 million.


ADMINISTRATIVE FEE - The JNL/S&P Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. All other Funds, except the JNL/JPMorgan International Value Fund, the JNL/Mellon Capital Management
International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam
International Equity Fund, and the JNL/Select Global Growth Fund pay JNAM L.L.C.
an annual Administration Fee of 0.10% of the average daily net assets of the Funds. The JNL/JPMorgan International Value Fund, the JNL/Mellon Capital
Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, the
JNL/Putnam International Equity Fund, and the JNL/Select Global Growth Fund pay
JNAM L.L.C. an annual Administration Fee of 0.15% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM L.L.C., at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Trustees of independent legal counsel to the disinterested Trustees and a majority of the cost associated with the Chief Compliance Officer.

TRANSFER AGENCY  SERVICES - The Trust has an agreement with JNAM L.L.C.  whereby
JNAM L.L.C. provides transfer agency services for the funds.

BROKERAGE FEES - During the period ended June 30, 2004, JNL/Alger Growth Fund,
JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund paid $364, $9, and $1, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12B-1 SERVICE FEE - Effective December 15, 2003, certain Funds have adopted a
Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Trust's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries.
JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution
Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

DISTRIBUTION (12B-1) FEE - Certain Funds have adopted a Brokerage Enhancement
Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares by JNLD (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "Distribution (12b-1) fee" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan.

INVESTMENTS IN AFFILIATES - During the six months ended June 30, 2004, certain funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended June 30, 2004 is as follows (in thousands):

                                                         INVESTMENT     SECURITIES    U.S. GOVERNMENT    OBLIGATIONS
                                                         PURCHASES         SALES         PURCHASES           SALES
                                                      ---------------- -------------- ----------------- ----------------
  JNL/AIM Large Cap Growth Fund                       $       164,778          84,328  $             -  $             -
  JNL/AIM Small Cap Growth Fund                                18,072          15,318                -                -
  JNL/Alger Growth Fund                                       260,680         235,768                -                -
  JNL/Alliance Capital Growth Fund                             45,969         107,543                -                -
  JNL/Eagle Core Equity Fund                                  243,998         202,474                -                -
  JNL/Eagle SmallCap Equity Fund                               58,963          32,225                -                -
  JNL/FMR Balanced Fund                                        82,250         110,421           36,559           21,183
  JNL/FMR Capital Growth Fund                                 224,887         234,448                -                -
  JNL/JPMorgan International Value Fund                        45,606          19,934                -                -

                                                         INVESTMENT     SECURITIES    U.S. GOVERNMENT    OBLIGATIONS
                                                         PURCHASES         SALES         PURCHASES           SALES
                                                      ---------------- -------------- ----------------- ----------------
  JNL/Lazard Mid Cap Value Fund                       $        87,973          85,849  $             -  $             -
  JNL/Lazard Small Cap Value Fund                              99,059          93,945                -                -
  JNL/Mellon Capital Management Bond Index Fund                12,082           2,823           75,436           34,029
  JNL/Mellon Capital Management Enhanced S&P 500              121,549          53,398                -                -
    Stock Index Fund
  JNL/Mellon Capital Management International Index           123,950           3,438                -                -
    Fund
  JNL/Mellon Capital Management S&P 400 MidCap Index           59,219           8,395                -                -
    Fund
  JNL/Mellon Capital Management S&P 500 Index Fund             84,181           6,690                -                -
  JNL/Mellon Capital Management Small Cap Index Fund           59,302          17,090                -                -
  JNL/Oppenheimer Global Growth Fund                           70,275          11,693                -                -
  JNL/Oppenheimer Growth Fund                                  17,105          23,163                -                -
  JNL/PIMCO Total Return Bond Fund                            114,521          68,105           39,795           48,712
  JNL/PPM America Balanced Fund                                48,973          45,449          121,180          103,518
  JNL/PPM America High Yield Bond Fund                         30,274          35,837                -                -
  JNL/PPM America Value Fund                                   92,691           8,994                -                -
  JNL/Putnam Equity Fund                                       59,796          73,772                -                -
  JNL/Putnam International Equity Fund                         38,872          46,821                -                -
  JNL/Putnam Midcap Growth Fund                                16,252          15,656                -                -
  JNL/Putnam Value Equity Fund                                 59,207         148,480                -                -
  JNL/S&P Aggressive Growth Fund I                            107,319          60,976                -                -
  JNL/S&P Conservative Growth Fund I                          238,623         122,084                -                -
  JNL/S&P Core Index 100 Fund                                  10,094           4,709                -                -
  JNL/S&P Core Index 50 Fund                                    6,634           3,523                -                -
  JNL/S&P Core Index 75 Fund                                    9,376           2,807                -                -
  JNL/S&P Equity Aggressive Growth Fund I                      27,461          18,712                -                -
  JNL/S&P Equity Growth Fund I                                101,162          62,344                -                -
  JNL/S&P Moderate Growth Fund I                              398,484         200,038                -                -
  JNL/S&P Very Aggressive Growth Fund I                        28,604          19,175                -                -
  JNL/Salomon Brothers Balanced Fund                           13,188          18,783              835            1,405
  JNL/Salomon Brothers High Yield Bond Fund                     3,246           8,587                -                -
  JNL/Salomon Brothers Strategic Bond Fund                    456,442         437,130           25,491            4,911
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund    647,598         690,040            7,613           13,061
  JNL/Select Global Growth Fund                               315,513         323,841
  JNL/Select Large Cap Growth Fund                            263,526         276,498
  JNL/T.Rowe Price Established Growth Fund                    164,329          86,904                -                -
  JNL/T.Rowe Price Mid-Cap Growth Fund                        152,013          74,483                -                -
  JNL/T.Rowe Price Value Fund                                 102,203         108,439                -                -

NOTE 5.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S.
companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable
U.S. companies and the U.S. Government.

NOTE 6.  FEDERAL INCOME TAX MATTERS

At December 31, 2003, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.


                                                YEAR(S) OF
                                     AMOUNT     EXPIRATION
------------------------------------------------------------
------------------------------------------------------------

  JNL/AIM Large Cap Growth Fund    $  1,138        2010
  JNL/AIM Small Cap Growth Fund       2,129     2010-2011
  JNL/Alger Growth Fund             135,067     2009-2011
  JNL/Alliance Capital Growth Fund   67,051     2009-2011
  JNL/Eagle Core Equity Fund         41,816     2009-2011
  JNL/Eagle SmallCap Equity Fund     19,443     2009-2011
  JNL/FMR Balanced Fund              12,339     2008-2011
  JNL/FMR Capital Growth Fund       371,570     2009-2011

                                                YEAR(S) OF
                                     AMOUNT     EXPIRATION
------------------------------------------------------------
------------------------------------------------------------
  JNL/JPMorgan International       $  2,827     2009-2010
    Value Fund
  JNL/Lazard Mid Cap Value Fund         782        2010
  JNL/Lazard Small Cap Value Fund     2,393        2010
  JNL/Mellon Capital Management
     Enhanced S&P 500 Stock Index
    Fund                              3,629        2010
  JNL/Mellon Capital Management
    International Index Fund
     International Index Fund           827     2010-2011
  JNL/Mellon Capital Management
     S&P 400 MidCap Index Fund          250     2010-2011

                                                YEAR(S) OF
                                     AMOUNT     EXPIRATION
------------------------------------------------------------

  JNL/Oppenheimer Global Growth
    Fund                          $  10,140     2009-2011
  JNL/Oppenheimer Growth Fund         4,494     2009-2011
  JNL/PPM America High Yield Bond
    Fund                             53,239     2007-2010
  JNL/Putnam Equity Fund            137,173     2008-2011
  JNL/Putnam International Equity
    Fund                             38,714     2009-2011
  JNL/Putnam Midcap Growth Fund      24,667     2008-2011
  JNL/Putnam Value Equity Fund       61,349     2008-2011
  JNL/S&P Aggressive Growth Fund I   17,885     2009-2010
  JNL/S&P Conservative Growth
    Fund I                            6,847        2010

                                                YEAR(S) OF
                                     AMOUNT     EXPIRATION
------------------------------------------------------------
------------------------------------------------------------

  JNL/S&P Equity Aggressive
    Growth Fund I                  $  9,304     2009-2010
  JNL/S&P Equity Growth Fund I       26,964     2009-2010
  JNL/S&P Moderate Growth Fund I     18,135     2009-2010
  JNL/S&P Very Aggressive Growth
    Fund I                           14,798     2009-2010
  JNL/Salomon Brothers High Yield
    Bond Fund                         2,332     2008-2010
  JNL/Select Global Growth Fund     182,435     2009-2011
  JNL/Select Large Cap Growth Fund  360,968     2009-2011
  JNL/T.Rowe Price Established
    Growth Fund                      94,691     2009-2011
  JNL/T.Rowe Price Value Fund         1,711        2010

The following represents capital and/or currency losses (in thousands) realized after October 31, 2003, which were deferred for tax purposes to the first of the following fiscal year.


                                                 AMOUNT
-------------------------------------------------------------
-------------------------------------------------------------

  JNL/Eagle SmallCap Equity Fund               $        88
  JNL/FMR Balanced Fund                                  2
  JNL/Mellon Capital Management Bond Index
    Fund                                               303
  JNL/Mellon Capital Management
    International Index Fund                             2
  JNL/Putnam Equity Fund                               224

  JNL/Putnam International Equity Fund                 187

                                                 AMOUNT
-------------------------------------------------------------
-------------------------------------------------------------

  JNL/Salomon Brothers Strategic Bond Fund     $       965
  JNL/Salomon Brothers U.S. Government &
    Quality
        Bond Fund                                      269
  JNL/Select Global Growth Fund                      1,430
  JNL/T.Rowe Price Established Growth Fund               9
  JNL/T.Rowe Price Mid-Cap Growth Fund                   7

Permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassification. Permanent differences may include but are not limited to: excise taxes paid, expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.
                                                                      NET INCREASE (DECREASE)
                                                      -------------------------------------------------------
                                                         ACCUMULATED        ACCUMULATED
                                                        UNDISTRIBUTED          NET
                                                       NET INVESTMENT        REALIZED
                                                           INCOME            GAIN/LOSS        PAID IN CAPITAL
                                                      ----------------    ---------------    ----------------

  JNL/AIM Large Cap Growth Fund                       $          73       $          1       $        (74)
  JNL/AIM Small Cap Growth Fund                                 203                  -               (203)
  JNL/Alger Growth Fund                                         533                  -               (533)
  JNL/Eagle Core Equity Fund                                    (4)                  4                   -
  JNL/Eagle SmallCap Equity Fund                                674                  -               (674)
  JNL/FMR Balanced Fund                                           8                (8)                   -
  JNL/FMR Capital Growth Fund                                   743                  -               (743)
  JNL/JPMorgan International Value Fund                         192              (192)                   -
  JNL/Lazard Mid Cap Value Fund                                (20)                 20                   -
  JNL/Lazard Small Cap Value Fund                              (47)                 47                   -
  JNL/Mellon Capital Management Bond Index Fund                (63)                 63                   -
  JNL/Mellon Capital Management Enhanced S&P 500
      Stock Index Fund                                          (1)                  -                   1
  JNL/Mellon Capital Management International Index Fund        399              (399)                   -
  JNL/Mellon Capital Management S&P 500 Index Fund              (2)                  2                   -
  JNL/Mellon Capital Management Small Cap Index Fund            (8)                  8                   -
  JNL/Oppenheimer Global Growth Fund                          (224)                224                   -
  JNL/Oppenheimer Growth Fund                                   118                  -               (118)
  JNL/PIMCO Total Return Bond Fund                              319              (319)                   -
  JNL/PPM America Balanced Fund                                (36)                 36                   -
  JNL/Putnam Equity Fund                                          1                (1)                   -
  JNL/Putnam International Equity Fund                          319              (319)                   -
  JNL/Putnam Midcap Growth Fund                                 118                  -               (118)
  JNL/Putnam Value Equity Fund                                  127                  2               (129)
  JNL/Salomon Brothers Strategic Bond Fund                       59               (59)                   -

                                                                    NET INCREASE (DECREASE)
                                                      -------------------------------------------------------
                                                         ACCUMULATED        ACCUMULATED
                                                        UNDISTRIBUTED          NET
                                                       NET INVESTMENT        REALIZED
                                                           INCOME            GAIN/LOSS        PAID IN CAPITAL
                                                      ----------------    ---------------    ----------------
  JNL/Salomon Brothers U.S. Government & Quality
    Bond Fund                                         $        (68)        $        68         $         -
  JNL/Select Global Growth Fund                             (1,732)              2,706               (974)
  JNL/Select Large Cap Growth Fund                              488                951             (1,439)
  JNL/T.Rowe Price Established Growth Fund                    (130)                130                   -
  JNL/T.Rowe Price Mid-Cap Growth Fund                        1,751                  7             (1,758)
  JNL/T.Rowe Price Value Fund                                  (12)                 12                   -

As of June 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.
                                                                                          NET
                                                               GROSS        GROSS         UNREALIZED
                                                 COST OF       UNREALIZED   UNREALIZED    APPRECIATION/
                                                 INVESTMENTS   APPRECIATION DEPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
  JNL/AIM Large Cap Growth Fund                  $  139,407   $   11,959  $  (1,561)         10,398
  JNL/AIM Small Cap Growth Fund                      41,522        8,264     (2,336)          5,928
  JNL/Alger Growth Fund                             252,752       30,464     (7,805)         22,659
  JNL/Alliance Capital Growth Fund                   65,971        6,669     (3,974)          2,695
  JNL/Eagle Core Equity Fund                        305,680       15,018    (11,563)          3,455
  JNL/Eagle SmallCap Equity Fund                    115,082       33,046     (6,283)         26,763
  JNL/FMR Balanced Fund                              93,724        3,704     (1,512)          2,192
  JNL/FMR Capital Growth Fund                       151,845        8,660     (6,138)          2,522
  JNL/JPMorgan International Value Fund              49,850        3,022     (1,126)          1,896
  JNL/Lazard Mid Cap Value Fund                     149,963       19,053     (2,669)         16,384
  JNL/Lazard Small Cap Value Fund                   155,015       21,476     (5,306)         16,170
  JNL/Mellon Capital Management Bond Index Fund     126,137          556     (1,808)         (1,252)
  JNL/Mellon Capital Management Enhanced S&P 500
      Stock Index Fund                              167,830        9,214     (5,627)          3,587
  JNL/Mellon Capital Management International
    Index Fund                                      200,560       22,435     (5,339)         17,096
  JNL/Mellon Capital Management S&P 400 MidCap
    Index Fund                                      126,380       18,548     (4,760)         13,788
  JNL/Mellon Capital Management S&P 500 Index
    Fund                                            258,228       31,407     (6,581)         24,826
  JNL/Mellon Capital Management Small Cap Index
    Fund                                            110,900       16,672     (5,788)         10,884
  JNL/Oppenheimer Global Growth Fund                151,181       24,694     (6,276)         18,418
  JNL/Oppenheimer Growth Fund                        24,807        1,551       (838)            714
  JNL/PIMCO Total Return Bond Fund                  416,643        2,476     (1,748)            728
  JNL/PPM America Balanced Fund                     289,714       40,429     (7,047)         33,382
  JNL/PPM America Money Market Fund                 187,868            -           -              -
  JNL/PPM America High Yield Bond Fund              249,133       12,154     (3,662)          8,492
  JNL/PPM America Value Fund                        131,437       14,564     (2,075)         12,489
  JNL/Putnam Equity Fund                            144,939       14,877     (6,418)          8,459
  JNL/Putnam International Equity Fund               82,242       11,291     (4,634)          6,657
  JNL/Putnam Midcap Growth Fund                      27,908        4,581     (1,326)          3,255
  JNL/Putnam Value Equity Fund                      201,849       24,690     (7,356)         17,334
  JNL/S&P Aggressive Growth Fund I                  217,370       17,252    (17,130)            122
  JNL/S&P Conservative Growth Fund I                514,254       33,297    (17,417)         15,880
  JNL/S&P Core Index 100 Fund                        38,250        4,897       (432)          4,465
    JNL/S&P Core Index 50 Fund                       10,476          866       (246)            620
  JNL/S&P Core Index 75 Fund                         15,860        1,381       (219)          1,162
  JNL/S&P Equity Aggressive Growth Fund I            66,126        6,292    (10,500)         (4,208)
  JNL/S&P Equity Growth Fund I                      239,839       21,623    (39,170)        (17,547)
  JNL/S&P Moderate Growth Fund I                    811,565       59,529    (38,632)         20,897
  JNL/S&P Very Aggressive Growth Fund I              80,808        7,645    (15,994)         (8,349)
  JNL/Salomon Brothers Balanced Fund                 13,917        1,279       (782)            497
  JNL/Salomon Brothers High Yield Bond Fund          14,633          757     (1,394)           (637)
  JNL/Salomon Brothers Strategic Bond Fund          305,868        4,596     (6,357)         (1,761)
  JNL/Salomon Brothers U.S. Government & Quality
    Bond Fund                                       305,441        2,296     (2,378)            (82)
  JNL/Select Global Growth Fund                     175,849       14,666     (2,259)         12,407
  JNL/Select Large Cap Growth Fund                  254,706       25,040     (8,778)         16,262
  T. Rowe Price/JNL Established Growth Fund         504,250       79,536    (23,497)         56,039
  T. Rowe Price/JNL Mid-Cap Growth Fund             398,534      111,429    (18,884)         92,545
  T. Rowe Price/JNL Value Fund                      371,627       59,278    (13,858)         45,420

No distributions were paid for the period ending June 30, 2004. The tax character of distributions paid during the period ended December 31, 2003, were as follows (in thousands):
                                                      LONG-TERM
                                       ORDINARY        CAPITAL
                                        INCOME          GAIN
                                       -------------------------

 JNL/Mellon Capital Management
  Enhanced S&P 500 Stock Index Fund  $        236     $     -
 JNL/Mellon Capital Management S&P
  400 MidCap Index Fund                       230           -
 JNL/Mellon Capital Management S&P
  500 Index Fund                            1,511         588
 JNL/Mellon Capital Management
  Small Cap Index Fund                        269         498
 JNL/Eagle Core Equity Fund                 1,494           -
 JNL/FMR Balanced Fund                      1,480           -
 JNL/JPMorgan International Value Fund        346           -
 JNL/Lazard Mid Cap Value Fund                266           -
 JNL/Mellon Capital Management
  Bond Index Fund                           2,128         209
 JNL/Mellon Capital Management
  International Index Fund                  1,094           -
 JNL/PIMCO Total Return Bond Fund           8,768       1,422
 JNL/PPM America Balanced Fund              7,530         401
 JNL/PPM America High Yield Bond Fund      15,485           -
 JNL/PPM America Money Market Fund            924           -
 JNL/PPM America Value Equity Fund            303           -
 JNL/Putnam Equity Fund                       486           -
 JNL/Putnam International Equity Fund       1,395           -
 JNL/Putnam Value Equity Fund               3,168           -
 JNL/S&P Aggressive Growth Fund I           1,956           -
 JNL/S&P Conservative Growth Fund I         8,874           -
 JNL/S&P Core Index 100 Fund                  170           -
 JNL/S&P Core Index 50 Fund                     3           -
 JNL/S&P Core Index 75 Fund                    40           -
 JNL/S&P Equity Aggressive Growth Fund I        2           -
 JNL/S&P Equity Growth Fund I                  20           -
 JNL/S&P Moderate Growth Fund I             9,969           -
 JNL/Salomon Brothers Balanced Fund           359           -
 JNL/Salomon Brothers High Yield Bond Fund  1,671           -
 JNL/Salomon Brothers Strategic Bond Fund   9,699       1,122
 JNL/Salomon Brothers U.S.
  Government & Quality Bond Fund            9,416       2,639
 JNL/T.Rowe Price Established Growth Fund     118           -
 JNL/T.Rowe Price Mid-Cap Growth Fund           -       1,870
 JNL/T.Rowe Price Value Fund                2,064           -

NOTE 7.  FUND ACQUISITIONS

On April 30, 2004, the following acquisitions were accomplished by a tax-free or taxable exchange of shares (in thousands) pursuant to a plan of reorganization approved by the Board of Trustees on January 29, 2004.

                                                                                                                  UNREALIZED
                                                                                                  SHARES        APPRECIATION /
                                     SHARES OF                                                 OUTSTANDING      (DEPRECIATION)
                                     ACQUIRING                                                 OF ACQUIRED        OF ACQUIRED
                                     FUND           MERGER                                       FUND ON            FUND ON
                                     ISSUED IN      TAX                                        ACQUISITION        ACQUISITION
          ACQUIRING FUND              EXCHANGE      STATUS            ACQUIRED FUND                DATE              DATE
------------------------------------ ----------- -- -------- --------------------------------- ------------- -- ----------------
------------------------------------ ----------- -- -------- --------------------------------- ------------- -- ----------------

JNL/AIM Large Cap Growth Fund             1,111     Taxable  JNL/AIM Premier Equity II Fund           1,249  $            (262)
JNL/Eagle Core Equity Fund                  973     Taxable  JNL/Janus Growth & Income Fund           1,946             (6,451)
JNL/S&P Aggressive Growth Fund I          1,191     Tax-free JNL/S&P Aggressive Growth Fund           1,728             (8,075)
JNL/S&P Aggressive Growth Fund I            361     Tax-free JNL/S&P Aggressive Growth Fund II          443             (2,383)
JNL/S&P Conservative Growth Fund I        1,432     Tax-free JNL/S&P Conservative Growth Fund         1,766             (2,427)
JNL/S&P Conservative Growth Fund I        1,353     Tax-free JNL/S&P Conservative Growth Fund II      1,580             (2,904)
JNL/S&P Equity Aggressive Growth Fund I     195     Tax-free JNL/S&P Equity Aggressive Growth Fund II   208             (1,515)
JNL/S&P Equity Growth Fund I                734     Tax-free JNL/S&P Equity Growth Fund II              844             (4,805)
JNL/S&P Moderate Growth Fund I            2,675     Tax-free JNL/S&P Moderate Growth Fund             3,655             (8,633)
JNL/S&P Moderate Growth Fund I            1,736     Tax-free JNL/S&P Moderate Growth Fund II          2,041             (5,061)
JNL/S&P Very Aggressive Growth Fund I       214     Tax-free JNL/S&P Very Aggressive Growth Fund II     235             (1,452)



The aggregate net assets (in thousands) of the acquiring and acquired funds immediately before the acquisition were as follows:

                                                                                                                       NET
          ACQUIRING FUND                       NET ASSETS                   ACQUIRED FUND                             ASSETS
----------------------------------- ---------- ------------ ---- ------------------------------------ -------------- ----------
----------------------------------- ---------- ------------ ---- ------------------------------------ -------------- ----------

JNL/AIM Large Cap Growth Fund               $      122,190       JNL/AIM Premier Equity II Fund                   $     11,871
JNL/Eagle Core Equity Fund                         278,588       JNL/Janus Growth & Income Fund                         13,508
JNL/S&P Aggressive Growth Fund I                   187,213       JNL/S&P Aggressive Growth Fund                         12,645
JNL/S&P Aggressive Growth Fund I                   187,213       JNL/S&P Aggressive Growth Fund II                       3,833
JNL/S&P Conservative Growth Fund I                 459,910       JNL/S&P Conservative Growth Fund                       15,985
JNL/S&P Conservative Growth Fund I                 459,910       JNL/S&P Conservative Growth Fund II                    15,102
JNL/S&P Equity Aggressive Growth Fund I             55,884       JNL/S&P Equity Aggressive Growth Fund II                1,869
JNL/S&P Equity Growth Fund I                       199,219       JNL/S&P Equity Growth Fund II                           7,117
JNL/S&P Moderate Growth Fund I                     716,186       JNL/S&P Moderate Growth Fund                           29,690
JNL/S&P Moderate Growth Fund I                     716,186       JNL/S&P Moderate Growth Fund II                        19,273
JNL/S&P Very Aggressive Growth Fund I               65,959       JNL/S&P Very Aggressive Growth Fund II                  2,146



                                     TRUSTEES AND OFFICERS OF JNL SERIES TRUST

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
                                                                                                   NUMBER OF
                                  CURRENT                                                        PORTFOLIOS IN             OTHER
                                 POSITION         LENGTH                 PRINCIPAL             THE FUND COMPLEX        TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)        WITH THE        OF TIME                 OCCUPATION             OVERSEEN BY THE           HELD BY
          & ADDRESS                TRUST          SERVED            FOR THE PAST 5 YEARS            TRUSTEE             THE TRUSTEE
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
INTERESTED TRUSTEE
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Robert A. Fritts* (55)          Trustee      8/97 to           Senior Vice President (9/03            65          None
1 Corporate Way                              present           to present) and Controller of
Lansing, MI 48951                                              Jackson National Life
                                President    12/02 to          Insurance Company (9/82 to
                                and Chief    present           present); Vice President and
                                Executive                      Controller of Jackson
                                Officer                        National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Michael Bouchard (47)           Trustee      12/03 to present  Sheriff, Oakland County,               65          None
1 Corporate Way                                                Michigan (1/99 to present)
Lansing, MI 48951                                              Senator - State of Michigan
                                                               (1991 to 1999);
                                                               Chairman - Financial Services
                                                               Committee (1/95 to 1/99)
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Dominic D'Annunzio (65)         Chairman     2/04 to           Acting Commissioner of                 65          None
1 Corporate Way                 of the       present           Insurance for the State of
Lansing, MI 48951               Board                          Michigan (1/90 to 5/90) (8/97
                                                               to 5/98)
                                Trustee      2/02 to
                                             present
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Michelle Engler (45)            Trustee      12/03 to present  Attorney (1983 to present);            65          Director of
1 Corporate Way                                                First Lady of the State of                         Federal Home Loan
Lansing, MI 48951                                              Michigan (1990 to 2002);                           Mortgage
                                                               Michigan Community Service                         Corporation
                                                               Commission Chair (1991 to
                                                               2000)
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Joseph Frauenheim (70)          Trustee      12/94 to present  Consultant (Banking)                   65          None
1 Corporate Way
Lansing, MI 48951
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
Richard McLellan (61)           Trustee      12/94 to present  Member, Dykema Gossett PLLC            65          None
1 Corporate Way                                                (Law Firm)
Lansing, MI 48951
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------

------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
                                                                                                   NUMBER OF
                                  CURRENT                                                        PORTFOLIOS IN             OTHER
                                 POSITION         LENGTH                 PRINCIPAL             THE FUND COMPLEX        TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)        WITH THE        OF TIME                 OCCUPATION             OVERSEEN BY THE           HELD BY
          & ADDRESS                TRUST          SERVED            FOR THE PAST 5 YEARS            TRUSTEE             THE TRUSTEE
------------------------------- ------------ ----------------- ------------------------------- ------------------ ------------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
OFFICERS
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
Mark D. Nerud (38)          Vice           8/97 to             Chief Financial Officer           Not Applicable       Not Applicable
225 West Wacker Drive,      President      present             (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of the
                            Treasurer      12/02 to            Adviser (11/00 to 11/03);
                            and Chief      present             Vice President, Treasurer,
                            Financial                          Chief Financial Officer of
                            Officer                            other Investment Companies
                                                               advised by the Adviser; Vice
                                                               President - Fund Accounting
                                                               & Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------
Susan S. Rhee (32)          Vice           2/04 to             Secretary of the Adviser          Not Applicable       Not Applicable
1 Corporate Way             President,     present             (11/00 to present);
Lansing, MI 48951           Counsel and                        Assistant Vice President of
                            Secretary                          Jackson National Life
                                                               Insurance Company (8/03 to
                                                               present); Associate General
                                                               Counsel of Jackson National
                                                               Life Insurance Company (7/01
                                                               to present); Senior Attorney
                                                               of Jackson National Life
                                                               Insurance Company (1/00 to
                                                               7/01); Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation (9/97
                                                               to 10/99)
--------------------------- -------------- ------------------- ------------------------------ --------------------- ----------------


The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution).



--------
* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.

                          TRUSTEES OF JNL SERIES TRUST

Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.



                                                            PENSION OR
                                                            RETIREMENT                                  TOTAL
                                                             BENEFITS                               COMPENSATION
                                         AGGREGATE           ACCRUED                                     FROM
                                       COMPENSATION         AS PART OF       ESTIMATED ANNUAL         TRUST AND
                                           FROM               TRUST              BENEFITS                FUND
TRUSTEE                                   TRUST*             EXPENSES         UPON RETIREMENT          COMPLEX

Joseph Frauenheim                         $42,500              $0                   $0                 $42,500
Richard McLellan                          $40,000              $0                   $0                 $40,000
Dominic D'Annunzio                        $43,334              $0                   $0                 $43,334
Michael Bouchard                          $40,000              $0                   $0                 $40,000
Michelle Engler                           $40,000              $0                   $0                 $40,000



* The fees paid to the independent Trustees are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets.



                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures and information on the Funds' proxy voting policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available without charge, upon request, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution). It is also available on Jackson National Life's website at JNL.com or Jackson National Life New York's website at JNLNY.com and on the Securities and Exchange Commission's Web site at SEC.gov.

Item 2. Code of Ethics

Not applicable to semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual filing.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Purchases of Equity Secruties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 9.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 10. Controls and Procedures.

        In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 24, 2004, and have concluded that our disclosure controls and procedures are effective.

        There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 11. Exhibits

        a. (1)  Code of Ethics - not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of September 2004.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee


     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                           September 8, 2004
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                              September 8, 2004
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer

                                  EXHIBIT LIST

Exhibit 11(a)(2)(a)     Certification of the Principal Executive Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(a)(2)(b)     Certification of the Principal Financial Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(b)           Certification required by Rule 30a-2(b) under the Act.